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Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7651

ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 to June 30, 2010

ITEM 1.        REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

Classes ADV, I, S and S2

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING Balanced Portfolio

■ ING Growth and Income Portfolio

Domestic Equity Growth Portfolio

■ ING Small Company Portfolio

Domestic Equity Value Portfolio

■ ING Opportunistic LargeCap Portfolio

Fixed-Income Portfolios

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

Global Equity Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	16

Notes to Financial Statements	20

Summary Portfolios of Investments	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Pay now and/or later

Dear Shareholder,

It's summer, and it's hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won't matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan's export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product ("GDP") growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at "only" 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks' reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers' index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece's maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund ("IMF"). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another "Lehman" event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class I	$1,000.00	$995.10	0.63%	$3.12	$1,000.00	$1,021.67	0.63%	$3.16
Class S	1,000.00	993.10	0.88	4.35	1,000.00	1,020.43	0.88	4.41
ING Growth and Income Portfolio
Class ADV	$1,000.00	$929.10	1.10%	$5.26	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	932.00	0.60	2.87	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	930.50	0.85	4.07	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	920.60	1.00	4.76	1,000.00	1,019.84	1.00	5.01

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return					Hypothetical (5% return before expenses)
ING Small Company Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio		Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio		Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$981.50	1.35%		$6.63	$1,000.00	$1,018.10	1.35%		$6.76
Class I	1,000.00	983.40	0.85		4.18	1,000.00	1,020.58	0.85		4.26
Class S	1,000.00	982.30	1.10		5.41	1,000.00	1,019.34	1.10		5.51
Class S2	1,000.00	981.00	1.25		6.14	1,000.00	1,018.60	1.25		6.26
ING Opportunistic LargeCap Portfolio
Class ADV	$1,000.00	$928.40	1.19%		$5.69	$1,000.00	$1,018.89	1.19%		$5.96
Class I	1,000.00	930.80	0.69		3.30	1,000.00	1,021.37	0.69		3.46
Class S	1,000.00	929.80	0.94		4.50	1,000.00	1,020.13	0.94		4.71
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,062.00	1.01%		$5.16	$1,000.00	$1,019.79	1.01%		$5.06
Class I	1,000.00	1,066.60	0.51		2.61	1,000.00	1,022.27	0.51		2.56
Class S	1,000.00	1,065.10	0.76		3.89	1,000.00	1,021.03	0.76		3.81
Class S2	1,000.00	1,064.70	0.91		4.66	1,000.00	1,020.28	0.91		4.56
ING Money Market Portfolio
Class I	$1,000.00	$1,002.20	0.30	%(1)	$1.49	$1,000.00	$1,023.31	0.30	%(1)	$1.51
Class S(2)	1,000.00	1,000.00	0.35	(1)	1.04	1,000.00	1,023.06	0.35	(1)	1.76
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$921.10	1.55%		$7.38	$1,000.00	$1,017.11	1.55%		$7.75
Class I	1,000.00	922.20	1.05		5.00	1,000.00	1,019.59	1.05		5.26
Class S	1,000.00	921.40	1.30		6.19	1,000.00	1,018.35	1.30		6.51
Class S2	1,000.00	921.20	1.45		6.91	1,000.00	1,017.60	1.45		7.25

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Expense ratios reflect waivers of 0.05% and 0.25% of distribution and shareholder servicing fees for Classes I and S, respectively, in order to maintain a yield of not less than zero.

(2)  Commencement of operations was March 15, 2010. Expense paid for the Actual Portfolio Return reflect the 108-day period ended June 30, 2010.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio	ING Opportunistic LargeCap Portfolio
ASSETS:
Investments in securities at value+*	$581,434,196	$2,163,191,897	$470,322,583	$135,409,684
Short-term investments**	27,607,471	11,344,943	15,034,418	511,923
Short-term investments in affiliates***	30,335,000	71,659,000	17,553,000	1,044,000
Cash	545,957	92,403	985	15,030
Cash collateral for futures	1,965,818	—	—	—
Derivatives collateral held at broker	100,000	—	—	—
Foreign currencies at value****	423,492	—	—	—
Receivables:
Investment securities sold on a delayed-delivery or when-issued basis	5,379,883	—	—	—
Investment securities sold	4,564,421	—	2,488,525	—
Fund shares sold	2,031	296,263	46,842	43,082
Dividends and interest	2,428,190	1,630,123	521,460	223,735
Unrealized appreciation on forward foreign currency contracts	1,476,876	—	—	—
Upfront payments made on swap agreements	199,099	—	—	—
Unrealized appreciation on swap agreements	335,424	—	—	—
Prepaid expenses	6,793	26,853	5,727	1,691
Total assets	656,804,651	2,248,241,482	505,973,540	137,249,145
LIABILITIES:
Payable for investment securities purchased on a delayed-delivery or when-issued basis	30,221,560	—	—	—
Payable for investment securities purchased	5,706,685	14,435,414	10,452,800	—
Payable for fund shares redeemed	685,609	426,851	1,092,452	109
Payable upon receipt of securities loaned	27,932,902	11,429,346	15,375,276	592,107
Unrealized depreciation on forward foreign currency contracts	1,275,528	—	—	—
Upfront payments received on swap agreements	224,234	—	—	—
Unrealized depreciation on swap agreements	807,845	—	—	—
Payable to affiliates	276,400	1,156,126	344,431	81,457
Payable for directors fees	2,951	11,103	2,398	682
Other accrued expenses and liabilities	123,423	332,764	78,273	51,374
Total liabilities	67,257,137	27,791,604	27,345,630	725,729
NET ASSETS	$589,547,514	$2,220,449,878	$478,627,910	$136,523,416
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$779,998,263	$2,858,441,386	$538,146,444	$200,932,552
Undistributed net investment income	8,078,799	11,535,539	978,325	905,915
Accumulated net realized loss	(166,639,125)	(754,213,843)	(88,486,595)	(62,111,584)
Net unrealized appreciation or depreciation	(31,890,423)	104,686,796	27,989,736	(3,203,467)
NET ASSETS	$589,547,514	$2,220,449,878	$478,627,910	$136,523,416
+ Including securities loaned at value	$27,364,589	$11,057,935	$14,953,608	$573,818
* Cost of investments in securities	$612,767,061	$2,058,419,782	$441,991,989	$138,532,967
** Cost of short-term investments	$27,932,902	$11,429,346	$15,375,276	$592,107
*** Cost of short-term investments in affiliates	$30,335,000	$71,659,000	$17,553,000	$1,044,000
**** Cost of foreign currencies	$426,205	$—	$—	$—

See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio	ING Opportunistic LargeCap Portfolio
Class ADV:
Net Assets	n/a	$1,250,079	$603,291	$735,844
Shares authorized	n/a	unlimited	100,000,000	100,000,000
Par value	n/a	$1.000	$0.001	$0.001
Shares outstanding	n/a	69,674	42,321	84,096
Net asset value and redemption price per share	n/a	$17.94	$14.26	$8.75
Class I:
Net Assets	$582,056,341	$1,805,994,745	$410,904,005	$119,611,810
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	57,647,011	99,801,774	28,331,718	13,532,200
Net asset value and redemption price per share	$10.10	$18.10	$14.50	$8.84
Class S:
Net Assets	$7,491,173	$413,200,863	$67,115,989	$16,175,762
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	745,852	23,035,446	4,683,616	1,841,029
Net asset value and redemption price per share	$10.04	$17.94	$14.33	$8.79
Class S2:
Net Assets	n/a	$4,191	$4,625	n/a
Shares authorized	n/a	unlimited	100,000,000	n/a
Par value	n/a	$1.000	$0.001	n/a
Shares outstanding	n/a	236	324	n/a
Net asset value and redemption price per share	n/a	$17.73	$14.29	n/a

See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$2,901,006,272	$—	$290,120,378
Short-term investments**	308,795,818	895,599	3,084,417
Short-term investments at amortized cost	111,195,161	785,624,794	—
Repurchase agreements	—	418,714,000	—
Cash	218,372	—	14,285,363
Cash collateral for futures	2,737,990	—	—
Derivatives collateral held at broker	5,879,000	—	—
Foreign currencies at value***	2,964,860	—	27,946
Receivables:
Investment securities sold on a delayed-delivery or when-issued basis	72,262,248	—	—
Investment securities sold	13,959,920	—	1,287,459
Fund shares sold	36,601	7,822	480,453
Dividends and interest	22,980,076	784,122	114,593
Unrealized appreciation on forward foreign currency contracts	444,856	—	40,338
Upfront payments made on swap agreements	2,661,955	—	—
Unrealized appreciation on swap agreements	2,997,084	—	—
Prepaid expenses	28,038	15,586	3,133
Total assets	3,448,168,251	1,206,041,923	309,444,080
LIABILITIES:
Payable for investment securities purchased on a delayed-delivery or when-issued basis	536,679,446	—	—
Payable for investment securities purchased	23,457,884	—	—
Payable for fund shares redeemed	13,393,797	1,209,236	13,188
Payable upon receipt of securities loaned	306,142,955	1,045,000	3,163,777
Unrealized depreciation on forward foreign currency contracts	1,926,809	—	560,375
Upfront payments received on swap agreements	2,978,646	—	—
Unrealized depreciation on swap agreements	8,790,529	—	—
Payable to affiliates	1,228,907	291,811	310,707
Payable to custodian due to bank overdraft	—	490	—
Payable for directors fees	12,833	6,022	1,524
Other accrued expenses and liabilities	389,717	257,211	46,727
Total liabilities	895,001,523	2,809,770	4,096,298
NET ASSETS	$2,553,166,728	$1,203,232,153	$305,347,782
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,832,579,316	$1,206,238,567	$325,062,827
Undistributed net investment income (accumulated net investment loss)	64,433,434	—	(979,430)
Accumulated net realized loss	(420,654,801)	(2,857,013)	(41,022,442)
Net unrealized appreciation or depreciation	76,808,779	(149,401)	22,286,827
NET ASSETS	$2,553,166,728	$1,203,232,153	$305,347,782
+ Including securities loaned at value	$299,962,215	$1,023,541	$2,971,758
* Cost of investments in securities	$2,814,228,475	$—	$267,234,407
** Cost of short-term investments	$310,636,465	$1,045,000	$3,163,777
*** Cost of foreign currencies	$2,964,856	$—	$27,941

See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
Class ADV:
Net Assets	$20,639	n/a	$1,230,108
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	1,672	n/a	270,531
Net asset value and redemption price per share	$12.34	n/a	$4.55
Class I:
Net Assets	$1,233,273,511	$1,203,004,461	$94,854,565
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	99,920,113	1,202,957,243	20,509,129
Net asset value and redemption price per share	$12.34	$1.00	$4.62
Class S:
Net Assets	$1,319,869,148	$227,692	$209,258,566
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	107,562,727	227,692	45,799,037
Net asset value and redemption price per share	$12.27	$1.00	$4.57
Class S2:
Net Assets	$3,430	n/a	$4,543
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	278	n/a	997
Net asset value and redemption price per share	$12.34	n/a	$4.56

See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio	ING Opportunistic LargeCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$3,864,443	$19,522,101	$3,257,412	$1,458,004
Interest	6,081,642	—	—	—
Securities lending income, net	42,919	29,740	27,972	7,636
Total investment income	9,989,004	19,551,841	3,285,384	1,465,640
EXPENSES:
Investment management fees	1,568,012	6,200,462	1,964,264	463,338
Distribution and service fees:
Class ADV	—	3,386	412	2,106
Class S	9,877	583,316	96,021	23,218
Class S2	6	10	12	—
Transfer agent fees	394	4,240	427	150
Administrative service fees	172,476	682,030	144,042	42,471
Shareholder reporting expense	24,140	61,946	18,921	3,567
Professional fees	58,241	74,503	20,491	9,451
Custody and accounting expense	102,450	275,496	30,927	9,701
Directors fees	21,300	77,805	18,907	982
Miscellaneous expense	16,362	73,004	16,525	4,185
Interest expense	1,394	2,124	275	—
Total expenses	1,974,652	8,038,322	2,311,224	559,169
Net waived and reimbursed fees	(10,941)	(22,020)	(4,647)	(456)
Net expenses	1,963,711	8,016,302	2,306,577	558,713
Net investment income	8,025,293	11,535,539	978,807	906,927
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	70,113,483	151,814,363	49,064,478	6,665,894
Foreign currency related transactions	(1,073,952)	(8,462)	—	—
Futures	1,104,404	1,306,737	—	—
Swaps	(11,688)	—	—	—
Written options	36,740	—	—	—
Net realized gain	70,168,987	153,112,638	49,064,478	6,665,894
Net change in unrealized appreciation or depreciation on:
Investments	(79,244,568)	(325,021,818)	(56,257,113)	(17,477,167)
Foreign currency related transactions	220,764	(5,738)	—	—
Futures	(547,443)	(240,734)	—	—
Swaps	(377,225)	—	—	—
Net change in unrealized appreciation or depreciation	(79,948,472)	(325,268,290)	(56,257,113)	(17,477,167)
Net realized and unrealized loss	(9,779,485)	(172,155,652)	(7,192,635)	(10,811,273)
Decrease in net assets resulting from operations	$(1,754,192)	$(160,620,113)	$(6,213,828)	$(9,904,346)
* Foreign taxes withheld	$97,544	$168,510	$1,149	$1,160
(1) Dividends from affiliates	$24,205	$39,238	$8,113	$795

See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$193,089	$—	$1,353,306
Interest	71,852,437	1,840,576	1,225
Securities lending income, net	54,094	—	5,639
Total investment income	72,099,620	1,840,576	1,360,170
EXPENSES:
Investment management fees	5,015,500	1,548,755	1,598,482
Distribution and service fees:
Class ADV	14	—	1,184
Class S	1,620,323	61	292,939
Class S2	8	—	12
Transfer agent fees	2,824	973	448
Administrative service fees	689,609	340,716	92,541
Shareholder reporting expense	102,870	42,967	7,583
Professional fees	123,395	40,908	14,820
Custody and accounting expense	187,740	72,445	26,828
Directors fees	101,770	57,878	8,866
Miscellaneous expense	140,173	44,897	12,026
Interest expense	978	—	686
Total expenses	7,985,204	2,149,600	2,056,415
Net waived and reimbursed fees	(15,300)	(313,648)	(2)
Net expenses	7,969,904	1,835,952	2,056,413
Net investment income (loss)	64,129,716	4,624	(696,243)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	37,983,204	107,912	10,794,394
Foreign currency related transactions	820,291	—	449,956
Futures	(3,195,954)	—	—
Swaps	(358,734)	—	—
Net realized gain	35,248,807	107,912	11,244,350
Net change in unrealized appreciation or depreciation on:
Investments	72,567,272	—	(36,721,355)
Foreign currency related transactions	(2,233,982)	—	(825,971)
Futures	(4,410,165)	—	—
Swaps	(4,302,507)	—	—
Net change in unrealized appreciation or depreciation	61,620,618	—	(37,547,326)
Net realized and unrealized gain (loss)	96,869,425	107,912	(26,302,976)
Increase (decrease) in net assets resulting from operations	$160,999,141	$112,536	$(26,999,219)
* Foreign taxes withheld	$—	$—	$40,878
(1) Dividends from affiliates	$33,113	$—	$—

See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$8,025,293	$15,275,573	$11,535,539	$33,198,999
Net realized gain (loss)	70,168,987	(76,149,640)	153,112,638	(47,564,144)
Net change in unrealized appreciation or depreciation	(79,948,472)	168,234,494	(325,268,290)	600,589,394
Increase (decrease) in net assets resulting from operations	(1,754,192)	107,360,427	(160,620,113)	586,224,249
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(24)	—	(12,868)
Class I	(16,778,645)	(27,411,197)	—	(27,834,564)
Class S	(200,666)	(285,533)	—	(5,611,654)
Class S2	—	(164)	—	(21)
Total distributions	(16,979,311)	(27,696,918)	—	(33,459,107)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,646,248	17,370,766	36,254,838	232,270,324
Proceeds from shares issued in merger (Note 15)	—	—	—	169,747,571
Reinvestment of distributions	16,979,311	27,696,730	—	33,439,582
	19,625,559	45,067,496	36,254,838	435,457,477
Cost of shares redeemed	(49,829,204)	(95,745,942)	(228,406,622)	(328,028,775)
Net increase (decrease) in net assets resulting from capital share transactions	(30,203,645)	(50,678,446)	(192,151,784)	107,428,702
Net increase (decrease) in net assets	(48,937,148)	28,985,063	(352,771,897)	660,193,844
NET ASSETS:
Beginning of period	638,484,662	609,499,599	2,573,221,775	1,913,027,931
End of period	$589,547,514	$638,484,662	$2,220,449,878	$2,573,221,775
Undistributed net investment income at end of period	$8,078,799	$17,032,817	$11,535,539	$—

See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Small Company Portfolio		ING Opportunistic LargeCap Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$978,807	$3,187,842	$906,927	$1,712,140
Net realized gain (loss)	49,064,478	(63,907,060)	6,665,894	(12,912,058)
Net change in unrealized appreciation or depreciation	(56,257,113)	200,263,455	(17,477,167)	29,121,603
Increase (decrease) in net assets resulting from operations	(6,213,828)	139,544,237	(9,904,346)	17,921,685
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(343)	(21)	(7,704)	(13)
Class I	(2,439,964)	(3,140,359)	(1,518,635)	(2,288,544)
Class S	(298,881)	(330,410)	(178,557)	(323,400)
Class S2	(16)	(26)	—	—
Total distributions	(2,739,204)	(3,470,816)	(1,704,896)	(2,611,957)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,816,758	163,340,263	1,181,263	2,369,288
Proceeds from shares issued in merger (Note 15)	—	—	—	74,756,101
Reinvestment of distributions	2,739,166	3,470,762	1,704,896	2,611,944
	58,555,924	166,811,025	2,886,159	79,737,333
Cost of shares redeemed	(87,735,805)	(251,517,739)	(14,579,591)	(20,966,665)
Net increase (decrease) in net assets resulting from capital share transactions	(29,179,881)	(84,706,714)	(11,693,432)	58,770,668
Net increase (decrease) in net assets	(38,132,913)	51,366,707	(23,302,674)	74,080,396
NET ASSETS:
Beginning of period	516,760,823	465,394,116	159,826,090	85,745,694
End of period	$478,627,910	$516,760,823	$136,523,416	$159,826,090
Undistributed net investment income at end of period	$978,325	$2,738,722	$905,915	$1,703,884

See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Intermediate Bond Portfolio		ING Money Market Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$64,129,716	$125,593,975	$4,624	$4,033,241
Net realized gain (loss)	35,248,807	(266,342,197)	107,912	1,060,979
Net change in unrealized appreciation or depreciation	61,620,618	444,410,693	—	—
Increase in net assets resulting from operations	160,999,141	303,662,471	112,536	5,094,220
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(54)	—	—
Class I	—	(81,850,494)	(4,623)	(4,611,290)
Class S	—	(75,398,390)	(1)	—
Class S2	—	(213)	—	—
Net realized gains:
Class I	—	—	(2,720,236)	(674,273)
Total distributions	—	(157,249,151)	(2,724,860)	(5,285,563)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	131,476,956	368,789,890	52,271,869	83,164,700
Reinvestment of distributions	—	157,218,648	2,724,860	5,285,563
	131,476,956	526,008,538	54,996,729	88,450,263
Cost of shares redeemed	(255,561,573)	(1,113,574,605)	(177,581,201)	(558,662,896)
Net decrease in net assets resulting from capital share transactions	(124,084,617)	(587,566,067)	(122,584,472)	(470,212,633)
Net increase (decrease) in net assets	36,914,524	(441,152,747)	(125,196,796)	(470,403,976)
NET ASSETS:
Beginning of period	2,516,252,204	2,957,404,951	1,328,428,949	1,798,832,925
End of period	$2,553,166,728	$2,516,252,204	$1,203,232,153	$1,328,428,949
Undistributed net investment income at end of period	$64,433,434	$303,718	$—	$—

See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment loss	$(696,243)	$(712,173)
Net realized gain (loss)	11,244,350	(16,152,304)
Net change in unrealized appreciation or depreciation	(37,547,326)	115,546,601
Increase (decrease) in net assets resulting from operations	(26,999,219)	98,682,124
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,654,743	128,558,035
Cost of shares redeemed	(51,230,872)	(41,766,442)
Net increase in net assets resulting from capital share transactions	1,423,871	86,791,593
Net increase (decrease) in net assets	(25,575,348)	185,473,717
NET ASSETS:
Beginning of period	330,923,130	145,449,413
End of period	$305,347,782	$330,923,130
Accumulated net investment loss at end of period	$(979,430)	$(283,187)

See Accompanying Notes to Financial Statements
15

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Balanced Portfolio
Class I
06-30-10	10.42	0.13	•	(0.16)	(0.03)	0.29	—	—	0.29	10.10
12-31-09	9.18	0.24	•	1.43	1.67	0.43	—	—	0.43	10.42
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45	1.15	—	1.60	9.18
12-31-07	14.65	0.39	•	0.38	0.77	0.39	0.58	—	0.97	14.45
12-31-06	13.64	0.34	•	1.00	1.34	0.33	—	—	0.33	14.65
12-31-05	13.40	0.29	•	0.27	0.56	0.32	—	—	0.32	13.64
Class S
06-30-10	10.36	0.11		(0.16)	(0.05)	0.27	—	—	0.27	10.04
12-31-09	9.12	0.21	•	1.43	1.64	0.40	—	—	0.40	10.36
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41	1.15	—	1.56	9.12
12-31-07	14.57	0.35	•	0.38	0.73	0.36	0.58	—	0.94	14.36
12-31-06	13.58	0.32	•	0.97	1.29	0.30	—	—	0.30	14.57
12-31-05	13.35	0.27		0.25	0.52	0.29	—	—	0.29	13.58
ING Growth and Income Portfolio
Class ADV
06-30-10	19.31	0.05		(1.42)	(1.37)	—	—	—	—	17.94
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—	0.20	19.31
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—	0.22	15.04
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—	0.33	24.61
12-20-06(4)-12-31-06	23.70	0.01	•	(0.06)	(0.05)	0.27	—	—	0.27	23.38
Class I
06-30-10	19.42	0.10		(1.42)	(1.32)	—	—	—	—	18.10
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—	0.26	19.42
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—	0.32	15.11
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—	0.35	24.76
12-31-06	20.71	0.25	•	2.69	2.94	0.27	—	—	0.27	23.38
12-31-05	19.35	0.23		1.35	1.58	0.22	—	—	0.22	20.71
Class S
06-30-10	19.28	0.07		(1.41)	(1.34)	—	—	—	—	17.94
12-31-09	15.00	0.19		4.32	4.51	0.23	—	—	0.23	19.28
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30	—	—	0.30	15.00
12-31-07	23.30	0.37	•	1.29	1.66	0.33	—	—	0.33	24.63
12-31-06	20.69	0.20	•	2.64	2.84	0.23	—	—	0.23	23.30
12-31-05	19.34	0.14		1.41	1.55	0.20	—	—	0.20	20.69
Class S2
06-30-10	19.26	0.06		(1.59)	(1.53)	—	—	—	—	17.73
02-27-09(4)-12-31-09	12.69	(0.06	)•	6.72	6.66	0.09	—	—	0.09	19.26

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions (2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class I
06-30-10	(0.49)		0.63	0.63	†	0.63	†	2.56	†	582,056	190
12-31-09	19.23		0.63	0.63	†	0.63	†	2.55	†	631,106	337
12-31-08	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
12-31-07	5.57		0.60	0.60	†	0.60	†	2.68	†	1,046,498	257
12-31-06	9.99		0.60	0.60	†	0.60	†	2.44	†	1,183,928	236
12-31-05	4.24		0.60	0.60		0.60		2.30		1,236,327	308
Class S
06-30-10	(0.69)		0.88	0.88	†	0.88	†	2.31	†	7,491	190
12-31-09	18.94		0.88	0.88	†	0.88	†	2.30	†	7,374	337
12-31-08	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
12-31-07	5.31		0.85	0.85	†	0.85	†	2.43	†	10,281	257
12-31-06	9.62		0.85	0.85	†	0.85	†	2.29	†	10,683	236
12-31-05	3.99		0.85	0.85		0.85		2.06		3,170	308
ING Growth and Income Portfolio
Class ADV
06-30-10	(7.09)		1.10	1.10	†	1.10	†	0.49	†	1,250	40
12-31-09	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
12-20-06(4)-12-31-06	(0.23)		1.09	1.09	†	1.09	†	1.08	†	1	103
Class I
06-30-10	(6.80)		0.60	0.60	†	0.60	†	0.98	†	1,805,995	40
12-31-09	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
12-31-06	14.20		0.59	0.59	†	0.59	†	1.15	†	3,098,120	103
12-31-05	8.13		0.59	0.59		0.59		1.03		3,146,025	80
Class S
06-30-10	(6.95)		0.85	0.85	†	0.85	†	0.73	†	413,201	40
12-31-09	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
12-31-06	13.72		0.84	0.84	†	0.84	†	0.94	†	4,758	103
12-31-05	7.98		0.84	0.84		0.84		0.78		2,431	80
Class S2
06-30-10	(7.94)		1.10	1.00	†	1.00	†	0.58	†	4	40
02-27-09(4)-12-31-09	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104

See Accompanying Notes to Financial Statements
16

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Small Company Portfolio
Class ADV
06-30-10	14.60	0.00	*	(0.26)	(0.26)	0.08	—	—	0.08	14.26
12-31-09	11.58	0.08	•	3.02	3.10	0.08	—	—	0.08	14.60
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—	—	11.58
Class I
06-30-10	14.82	0.04		(0.27)	(0.23)	0.09	—	—	0.09	14.50
12-31-09	11.70	0.09		3.11	3.20	0.08	—	—	0.08	14.82
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—	2.45	11.70
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—	3.37	19.56
12-31-06	21.65	0.05		3.46	3.51	0.09	3.37	—	3.46	21.70
12-31-05	19.94	0.10		1.92	2.02	0.03	0.28	—	0.31	21.65
Class S
06-30-10	14.64	0.02		(0.27)	(0.25)	0.06	—	—	0.06	14.33
12-31-09	11.57	0.05	•	3.09	3.14	0.07	—	—	0.07	14.64
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—	2.41	11.57
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—	3.33	19.39
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04	3.37	—	3.41	21.54
12-31-05	19.90	0.06		1.92	1.98	0.01	0.28	—	0.29	21.59
Class S2
06-30-10	14.61	0.02		(0.29)	(0.27)	0.05	—	—	0.05	14.29
02-27-09(4)-12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—	0.08	14.61
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-10	9.51	0.04		(0.71)	(0.67)	0.09	—	—	0.09	8.75
12-31-09	8.52	0.08	•	1.12	1.20	0.21	—	—	0.21	9.51
12-31-08	15.82	0.20		(5.19)	(4.99)	0.16	2.15	—	2.31	8.52
12-31-07	15.72	0.16		0.20	0.36	0.26	—	—	0.26	15.82
12-29-06(4)-12-31-06	15.72	(0.00	)*	—	(0.00)*	—	—	—	—	15.72
Class I
06-30-10	9.60	0.07		(0.72)	(0.65)	0.11	—	—	0.11	8.84
12-31-09	8.65	0.14	•	1.09	1.23	0.28	—	—	0.28	9.60
12-31-08	16.05	0.29		(5.27)	(4.98)	0.27	2.15	—	2.42	8.65
12-31-07	15.84	0.23	•	0.24	0.47	0.26	—	—	0.26	16.05
12-31-06	13.84	0.23	•	1.98	2.21	0.21	—	—	0.21	15.84
12-31-05	13.19	0.19	•	0.71	0.90	0.25	—	—	0.25	13.84
Class S
06-30-10	9.54	0.05		(0.71)	(0.66)	0.09	—	—	0.09	8.79
12-31-09	8.58	0.12	•	1.09	1.21	0.25	—	—	0.25	9.54
12-31-08	15.93	0.26		(5.23)	(4.97)	0.23	2.15	—	2.38	8.58
12-31-07	15.72	0.19	•	0.24	0.43	0.22	—	—	0.22	15.93
12-31-06	13.77	0.19	•	1.96	2.15	0.20	—	—	0.20	15.72
12-31-05	13.12	0.16	•	0.71	0.87	0.22	—	—	0.22	13.77

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions (2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio
Class ADV
06-30-10	(1.85)		1.35	1.35	†	1.35	†	0.14	†	603	40
12-31-09	26.96		1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(4)-12-31-08	4.04		1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-10	(1.66)		0.85	0.85	†	0.85	†	0.41	†	410,904	40
12-31-09	27.56		0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	(31.05)		0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	5.90		0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	16.79		0.85	0.85	†	0.85	†	0.26	†	512,446	83
12-31-05	10.27	(a)	0.85	0.85		0.85		0.43		393,700	72
Class S
06-30-10	(1.77)		1.10	1.10	†	1.10	†	0.15	†	67,116	40
12-31-09	27.33		1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	(31.28)		1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	5.68		1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	16.07		1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
12-31-05	10.05	(a)	1.10	1.10		1.10		0.26		68,768	72
Class S2
06-30-10	(1.90)		1.35	1.25	†	1.25	†	0.14	†	5	40
02-27-09(4)-12-31-09	58.73		1.36	1.26	†	1.26	†	0.27	†	5	128
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-10	(7.16)		1.19	1.19	†	1.19	†	0.71	†	736	54
12-31-09	14.74		1.19	1.19	†	1.19	†	0.83	†	870	218
12-31-08	(36.01	)(a)	1.21	1.21	†	1.21	†	1.68	†	1	132
12-31-07	2.33		1.19	1.19	†	1.19	†	0.99	†	1	197
12-29-06(4)-12-31-06	—		1.19	1.19		1.19		(1.19)		1	83
Class I
06-30-10	(6.92)		0.69	0.69	†	0.69	†	1.21	†	119,612	54
12-31-09	15.10		0.69	0.69	†	0.69	†	1.62	†	139,689	218
12-31-08	(35.61	)(a)	0.71	0.71	†	0.71	†	2.16	†	73,764	132
12-31-07	3.01		0.69	0.69	†	0.69	†	1.44	†	143,438	197
12-31-06	16.10		0.69	0.69		0.69		1.58		173,014	83
12-31-05	6.95		0.70	0.70		0.70		1.47		178,828	94
Class S
06-30-10	(7.02)		0.94	0.94	†	0.94	†	0.96	†	16,176	54
12-31-09	14.83		0.94	0.94	†	0.94	†	1.39	†	19,267	218
12-31-08	(35.80	)(a)	0.96	0.96	†	0.96	†	1.91	†	11,981	132
12-31-07	2.77		0.94	0.94	†	0.94	†	1.19	†	23,886	197
12-31-06	15.77		0.94	0.94		0.94		1.32		28,391	83
12-31-05	6.76		0.95	0.95		0.95		1.18		30,125	94

See Accompanying Notes to Financial Statements
17

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)
ING Intermediate Bond Portfolio
Class ADV
06-30-10	11.62	0.29	•	0.43	0.72	—		—		—	—		12.34
12-31-09	11.12	0.47		0.76	1.23	0.73		—		—	0.73		11.62
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62		0.30		—	0.92		11.12
12-31-07	12.96	0.63		0.09	0.72	0.45		—		—	0.45		13.23
12-20-06(4)-12-31-06	13.53	0.02		(0.06)	(0.04)	0.53		—		—	0.53		12.96
Class I
06-30-10	11.57	0.31	•	0.46	0.77	—		—		—	—		12.34
12-31-09	11.08	0.53	•	0.75	1.28	0.79		—		—	0.79		11.57
12-31-08	13.22	0.64	•	(1.73)	(1.09)	0.75		0.30		—	1.05		11.08
12-31-07	12.96	0.69	•	0.08	0.77	0.51		—		—	0.51		13.22
12-31-06	12.97	0.65	•	(0.12)	0.53	0.54		—		—	0.54		12.96
12-31-05	13.14	0.54		(0.13)	0.41	0.51		0.07		—	0.58		12.97
Class S
06-30-10	11.52	0.29	•	0.46	0.75	—		—		—	—		12.27
12-31-09	11.00	0.50	•	0.75	1.25	0.73		—		—	0.73		11.52
12-31-08	13.14	0.60	•	(1.72)	(1.12)	0.72		0.30		—	1.02		11.00
12-31-07	12.89	0.65	•	0.08	0.73	0.48		—		—	0.48		13.14
12-31-06	12.91	0.61	•	(0.12)	0.49	0.51		—		—	0.51		12.89
12-31-05	13.09	0.41		(0.03)	0.38	0.49		0.07		—	0.56		12.91
Class S2
06-30-10	11.59	0.29		0.46	0.75	—		—		—	—		12.34
02-27-09(4)-12-31-09	10.79	0.42	•	1.15	1.57	0.77		—		—	0.77		11.59
ING Money Market Portfolio(b)
Class I
06-30-10	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	1.00
12-31-09	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	1.00
12-31-08	1.05	0.02		0.00	0.02	0.07		—		—	0.07		1.00
12-31-07	1.04	0.05		(0.00)	0.05	0.04		—		—	0.04		1.05
12-31-06	1.02	0.05		0.00	0.05	0.03		—		—	0.03		1.04
12-31-05	1.00	0.03		(0.00)	0.03	0.01		—		—	0.01		1.02
Class S
03-15-10(4)-06-30-10	1.00	(0.00	)*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	1.00
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-10	4.94	(0.02	)•	(0.37)	(0.39)	—		—		—	—		4.55
12-31-09	3.25	(0.02)		1.71	1.69	—		—		—	—		4.94
12-16-08(4)-12-31-08	3.29	(0.01)		(0.03)	(0.04)	—		—		—	—		3.25
Class I
06-30-10	5.01	(0.01)		(0.38)	(0.39)	—		—		—	—		4.62
12-31-09	3.28	(0.01)		1.74	1.73	—		—		—	—		5.01
12-31-08	5.45	0.00	*	(2.17)	(2.17)	—		—		—	—		3.28
12-31-07	4.58	(0.01)		0.88	0.87	—		—		—	—		5.45
12-31-06	4.27	(0.01)		0.32	0.31	—		—		—	—		4.58
12-31-05	3.82	(0.02)		0.47	0.45	—		—		—	—		4.27
Class S
06-30-10	4.96	(0.01)		(0.38)	(0.39)	—		—		—	—		4.57
12-31-09	3.25	(0.02)		1.73	1.71	—		—		—	—		4.96
12-31-08	5.42	(0.01)		(2.16)	(2.17)	—		—		—	—		3.25
12-31-07	4.56	(0.02)		0.88	0.86	—		—		—	—		5.42
12-31-06	4.27	(0.02)		0.31	0.29	—		—		—	—		4.56
07-20-05(5)-12-31-05	3.90	(0.01)		0.38	0.37	—		—		—	—		4.27
01-01-03 -12-16-03(5)	2.65	(0.07)		1.09	1.02	—		—		—	—		3.67
Class S2
06-30-10	4.95	(0.02)		(0.37)	(0.39)	—		—		—	—		4.56
02-27-09(4)-12-31-09	3.01	(0.02	)•	1.96	1.94	—		—		—	—		4.95

		Ratios to average net assets						Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions (2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
ING Intermediate Bond Portfolio
Class ADV
06-30-10	6.20	1.01	1.01	†	1.01	†	4.77 †	21	196
12-31-09	11.08	1.01	1.01	†	1.01	†	4.08 †	1	692
12-31-08	(9.16)	1.01	1.00	†	1.00	†	4.58 †	1	666
12-31-07	5.60 (a)	0.99	0.99	†	0.99	†	4.77 †	1	438
12-20-06(4)-12-31-06	(0.30)	0.99	0.99	†	0.99	†	6.82 †	1	390
Class I
06-30-10	6.66	0.51	0.51	†	0.51	†	5.25 †	1,233,274	196
12-31-09	11.57	0.51	0.51	†	0.51	†	4.62 †	1,236,593	692
12-31-08	(8.41)	0.51	0.50	†	0.50	†	5.05 †	1,803,886	666
12-31-07	5.95 (a)	0.49	0.49	†	0.49	†	5.19 †	2,267,008	438
12-31-06	4.06	0.49	0.49	†	0.49	†	4.97 †	1,909,376	390
12-31-05	3.14	0.49	0.49		0.49		4.14	1,148,075	589
Class S
06-30-10	6.51	0.76	0.76	†	0.76	†	4.99 †	1,319,869	196
12-31-09	11.38	0.76	0.76	†	0.76	†	4.41 †	1,279,655	692
12-31-08	(8.73)	0.76	0.75	†	0.75	†	4.82 †	1,153,518	666
12-31-07	5.70 (a)	0.74	0.74	†	0.74	†	4.92 †	1,079,662	438
12-31-06	3.77	0.74	0.74	†	0.74	†	4.69 †	620,849	390
12-31-05	2.94	0.74	0.74		0.74		3.94	617,269	589
Class S2
06-30-10	6.47	1.01	0.91	†	0.91	†	4.86 †	3	196
02-27-09(4)-12-31-09	14.59	1.01	0.91	†	0.91	†	4.31 †	3	692
ING Money Market Portfolio(b)
Class I
06-30-10	0.22	0.35	0.30		0.30		0.00	1,203,004	—
12-31-09	0.33	0.37	0.37		0.37		0.25	1,328,429	—
12-31-08	2.67	0.35	0.35		0.35		2.66	1,798,833	—
12-31-07	5.13	0.33	0.33		0.33		5.03	1,711,139	—
12-31-06	4.88	0.34	0.34		0.34		4.79	1,355,850	—
12-31-05	2.98	0.35	0.35		0.35		2.93	1,073,018	—
Class S
03-15-10(4)-06-30-10	0.00 *	0.60	0.35		0.35		(0.05)	228	—
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-10	(7.89)	1.55	1.55		1.55		(0.75)	1,230	27
12-31-09	52.00	1.57	1.55		1.55		(0.92)	54	74
12-16-08(4)-12-31-08	(1.22)	1.58	1.56		1.56		(2.08)	3	137
Class I
06-30-10	(7.78)	1.05	1.05		1.05		(0.24)	94,855	27
12-31-09	52.74	1.07	1.05		1.05		(0.13)	100,726	74
12-31-08	(39.82)	1.08	1.06		1.06		0.09	55,899	137
12-31-07	19.00	1.08	1.08		1.08		(0.24)	97,943	84
12-31-06	7.26	1.08	1.08		1.08		(0.29)	81,599	129
12-31-05	11.78	1.06	1.06		1.06		(0.48)	84,523	118
Class S
06-30-10	(7.86)	1.30	1.30		1.30		(0.49)	209,259	27
12-31-09	52.62	1.32	1.30		1.30		(0.41)	230,138	74
12-31-08	(40.04)	1.33	1.31		1.31		(0.02)	89,548	137
12-31-07	18.86	1.33	1.33		1.33		(0.50)	1,140	84
12-31-06	6.79	1.33	1.33		1.33		(0.51)	551	129
07-20-05(5)-12-31-05	9.49	1.31	1.31		1.31		(0.73)	78	118
01-01-03 -12-16-03(5)	38.49	1.35	1.35		1.36		(1.13)	—	15
Class S2
06-30-10	(7.88)	1.55	1.45		1.45		(0.64)	5	27
02-27-09(4)-12-31-09	64.45	1.57	1.45		1.45		(0.56)	5	74

See Accompanying Notes to Financial Statements
18

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

(5)  Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*  Amount is less than $0.005 or more than $(0.005).

•  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

See Accompanying Notes to Financial Statements
19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active diversified and non-diversified series. The three diversified series that are in this report are: ING Small Company Portfolio ("Small Company"), ING Opportunistic LargeCap Portfolio ("Opportunistic LargeCap") and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

Each Portfolio offers Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares, except Balanced and Money Market which currently offer only Class I and Class S shares and Opportunistic LargeCap which currently offers only ADV Class, Class I and Class S shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. ("ING IM") serves as the sub-adviser to each of the Portfolios except Science and Technology Opportunities. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios' existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2010, the maximum amount of loss that Balanced, Intermediate Bond and Science and Technology Opportunities would incur if the counterparties to its derivative transactions failed to perform would be $2,011,399, $6,103,895, and $40,338, respectively, which represents the gross payments to be received by the Portfolios on open credit default swaps, interest rate swaps and forward foreign currency transactions were they to be unwound as of June 30, 2010.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2010, Balanced, Intermediate Bond and Science and Technology Opportunities had a net liability position of $2,307,607, $13,695,984 and $560,375 on open credit default swaps, interest rate swaps and forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2010, the Portfolio's could have been required to pay this amount in cash to its counterparties. As of June 30, 2010, Balanced and Intermediate Bond have posted $100,000 and $5,879,000, respectively, for open OTC derivative transactions with their respective counterparties.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the six months ended June 30, 2010, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$41,608,405	$18,166,966
Intermediate Bond	19,621,230	61,519,982
Science and Technology Opportunities	365,527	7,882,997

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, Balanced and Intermediate Bond have purchased futures contracts on various equity indices, bonds, and notes to increase exposure to both equity and interest rate risk. Balanced and Intermediate Bond also purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, Balanced and Intermediate Bond sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2010, the following Portfolios had average market values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$46,851,057	$51,229,175
Growth and Income	13,420,958	—
Intermediate Bond	265,153,781	632,615,536

F.  Options Contracts. Certain Portolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2010, Balanced has both purchased and written foreign currency options to both increase and decrease exposure to foreign currency risk. The Portfolio may also write options to generate income.

Please refer to Note 9 for the volume of both purchased and written foreign currency option activity during the six months ended June 30, 2010.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Small Company, Opportunistic LargeCap and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond, declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) has the option to temporarily loan up to 33 1/3 % of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% (5% for Money Market) of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010, for which a Portfolio is seller of protection are disclosed in each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2010, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2010, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2010, Balanced and Intermediate Bond had average notional amounts of $1,284,333 and $14,453,000 on credit default swaps to buy protection and average notional amounts of $2,697,440 and $28,500,610 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, Balanced and Intermediate Bond have entered into interest rate swaps in which the Portfolios paid a floating or fixed interest rate and received a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. Average notional amounts were $12,065,226 and $21,506,667, respectively.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$717,920,082	$751,614,937
Growth and Income	952,066,947	1,095,147,355
Small Company	202,002,827	229,642,707
Opportunistic LargeCap	82,635,691	94,558,735
Intermediate Bond	1,016,114,825	1,080,641,065
Science and Technology Opportunities	85,787,656	92,082,657

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$445,676,073	$452,886,095
Intermediate Bond	4,205,086,188	4,030,658,872

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Small Company	0.750%
Opportunistic LargeCap	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Science and Technology Opportunities	0.950%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2010, the Investment Adviser for Balanced, Growth and Income, Small Company, Opportunistic LargeCap and Intermediate Bond waived $10,940, $22,018, $4,645, $456, $15,298 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, effective March 15, 2010, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares through May 1, 2011.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. This arrangement will continue through at least May 1, 2011. There is no guarantee that this waiver will continue after that date. Fees waived or expenses reimbursed are subject to possible recoupment by IID or ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2010, IID waived $313,624 of such fees for Money Market to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$247,428	$27,387	$1,585	$276,400
Growth and Income	959,613	105,864	90,649	1,156,126
Small Company	306,870	22,541	15,020	344,431
Opportunistic LargeCap	71,068	6,519	3,870	81,457
Intermediate Bond	840,345	115,796	272,766	1,228,907
Money Market	236,891	54,892	28	291,811
Science and Technology Opportunities	250,625	14,509	45,573	310,707

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Policy.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2010, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Portfolio	Percentage (%)	Entities
Balanced	91.16	ING Life Insurance & Annuity Co
Small Company	51.43	ING Life Insurance & Annuity Co
	13.06	ING Solution 2025 Portfolio
	5.42	ING Solution 2035 Portfolio
	5.64	ING Solution 2045 Portfolio
	13.86	ING USA Annuity and Life Insurance
Opportunistic LargeCap	88.53	ING Life Insurance & Annuity Co
	6.76	ING USA Annuity and Life Insurance
Intermediate Bond	38.33	ING Life Insurance & Annuity Co
	50.56	ING USA Annuity and Life Insurance
Money Market	98.66	ING Life Insurance & Annuity Co
Science and Technology Opportunities	30.21	ING Life Insurance and Annuity Co
	66.06	ING USA Annuity and Life Insurance

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Small Company	1.45%	0.95%	1.20%	1.35%
Opportunistic LargeCap	1.30%	0.80%	1.05%	n/a
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2010, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total
Science and Technology Opportunities	$—	$72,286	$7,973	$80,259

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the Portfolios to which the loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2010:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Balanced	8	$4,418,125	1.44%
Growth and Income	31	1,725,000	1.45
Small Company	7	1,010,714	1.42
Intermediate Bond	17	1,478,235	1.42
Science and Technology Opportunities	5	3,653,000	1.37

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the six months ended June 30, 2010 were as follows:

	USD Notional	Cost
Balance at 12/31/09	—	$—
Options Purchased	4,970,866	29,950
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(4,970,866)	$(29,950)
Balance at 06/30/10	—	$—

Transactions in written foreign currency options for Balanced during the six months ended June 30, 2010 were as follows:

	USD Notional	Premium
Balance at 12/31/09	—	$—
Options Written	4,970,866	36,740
Options Terminated in Closing Purchase Transactions	(4,970,866)	(36,740)
Options Expired	—	—
Balance at 06/30/10	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-10	—	—	—	(68)	(68)	—	—	—	(1,008)	(1,008)
12-31-09	—	—	—	(1)	(1)	—	—	—	(10)	(10)
Class I
06-30-10	169,340	—	1,535,100	(4,621,433)	(2,916,993)	1,804,379	—	16,778,649	(49,146,703)	(30,563,675)
12-31-09	2,039,704	—	3,180,956	(10,322,866)	(5,102,206)	16,955,119	—	27,411,197	(94,851,475)	(50,485,159)
Class S
06-30-10	80,295	—	18,461	(64,702)	34,054	841,869	—	200,662	(678,500)	364,031
12-31-09	44,415	—	33,289	(98,804)	(21,100)	412,647	—	285,533	(894,457)	(196,277)
Class S2
06-30-10	—	—	—	(376)	(376)	—	—	—	(2,993)	(2,993)
12-31-09	376	—	—	—	376	3,000	—	—	—	3,000
Growth and Income
Class ADV
06-30-10	18,032	—	—	(15,792)	2,240	339,994	—	—	(311,442)	28,552
12-31-09	9,153	28,372	670	(23,354)	14,841	152,836	501,131	13,059	(360,455)	306,571
Class I
06-30-10	1,724,639	—	—	(9,532,338)	(7,807,699)	33,698,469	—	—	(187,489,724)	(153,791,255)
12-31-09	13,792,242	755,790	1,419,123	(15,741,817)	225,338	217,641,302	13,448,552	27,814,869	(257,306,489)	1,598,234
Class S
06-30-10	114,154	—	—	(2,077,871)	(1,963,717)	2,216,375	—	—	(40,605,456)	(38,389,081)
12-31-09	844,328	8,254,997	288,517	(3,727,272)	5,660,570	14,473,186	145,680,614	5,611,654	(60,244,561)	105,520,893
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	236	572,428	—	(572,428)	236	3,000	10,117,274	—	(10,117,270)	3,004
Small Company
Class ADV
06-30-10	41,422	—	19	(1,565)	39,876	634,137	—	321	(23,386)	611,072
12-31-09	2,418	—	—	(243)	2,175	33,776	—	—	(3,555)	30,221
Class I
06-30-10	1,496,996	—	143,022	(2,856,099)	(1,216,081)	23,208,363	—	2,439,964	(45,813,951)	(20,165,624)
12-31-09	10,067,622	—	272,837	(16,743,997)	(6,403,538)	116,218,366	—	3,140,352	(223,426,392)	(104,067,674)
Class S
06-30-10	2,035,032	—	17,727	(2,751,658)	(698,899)	31,974,258	—	298,881	(41,898,468)	(9,625,329)
12-31-09	3,757,468	—	29,034	(2,271,330)	1,515,172	47,085,121	—	330,410	(28,087,792)	19,327,739
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	324	—	—	—	324	3,000	—	—	—	3,000

(1) Commencement of operations.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Opportunistic LargeCap
Class ADV
06-30-10	5,871	—	759	(13,970)	(7,340)	55,573	—	7,704	(138,076)	(74,799)
12-31-09	15,195	83,854	—	(7,677)	91,372	139,686	726,229	—	(69,860)	796,055
Class I
06-30-10	56,413	—	148,304	(1,223,287)	(1,018,570)	547,689	—	1,518,635	(11,985,287)	(9,918,963)
12-31-09	183,831	7,531,775	302,318	(1,991,572)	6,026,352	1,532,663	65,710,159	2,288,544	(17,011,141)	52,520,225
Class S
06-30-10	60,041	—	17,523	(256,446)	(178,882)	578,001	—	178,557	(2,456,228)	(1,699,670)
12-31-09	80,750	958,827	42,891	(458,404)	624,064	696,939	8,319,713	323,400	(3,885,664)	5,454,388
Intermediate Bond
Class ADV
06-30-10	1,598	—	—	—	1,598	19,473	—	—	—	19,473
12-31-09	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Class I
06-30-10	5,103,936	—	—	(12,024,725)	(6,920,789)	61,429,333	—	—	(143,569,650)	(82,140,317)
12-31-09	16,916,551	—	7,105,709	(79,964,789)	(55,942,529)	189,668,625	—	81,820,258	(930,726,708)	(659,237,825)
Class S
06-30-10	5,872,831	—	—	(9,380,946)	(3,508,115)	70,028,150	—	—	(111,991,923)	(41,963,773)
12-31-09	15,825,364	—	6,557,925	(16,132,158)	6,251,131	179,118,265	—	75,398,390	(182,847,886)	71,668,769
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	278	—	—	—	278	3,000	—	—	—	3,000
Money Market
Class I
06-30-10	52,028,500	—	2,724,860	(177,565,524)	(122,812,164)	52,028,500	—	2,724,860	(177,565,524)	(122,812,164)
12-31-09	83,164,700	—	5,386,753	(558,662,896)	(470,111,443)	83,164,700	—	5,285,563	(558,662,896)	(470,212,633)
Class S
03-15-10(1) - 06-30-10	243,369	—	—	(15,677)	227,692	243,369	—	—	(15,677)	227,692
BlackRock Science and Technology Opportunities
Class ADV
06-30-10	263,757	—	—	(4,221)	259,536	1,307,695	—	—	(20,793)	1,286,902
12-31-09	10,083	—	—	—	10,083	46,727	—	—	—	46,727
Class I
06-30-10	1,466,243	—	—	(1,061,898)	404,345	7,392,106	—	—	(5,224,655)	2,167,451
12-31-09	4,765,612	—	—	(1,699,898)	3,065,714	18,798,005	—	—	(6,866,848)	11,931,157
Class S
06-30-10	8,854,755	—	—	(9,494,048)	(639,293)	43,954,942	—	—	(45,985,424)	(2,030,482)
12-31-09	28,025,709	—	—	(9,114,688)	18,911,021	109,710,300	—	—	(34,899,591)	74,810,709
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	998	—	—	(1)	997	3,003	—	—	(3)	3,000

(1) Commencement of operations.

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Money Market) of the Portfolio's net assets, at market value, at time of purchase.

	Security	Principal Amount/ Shares	Initial Acquision Date	Cost	Value	Percent of Net Assets
Balanced	BNY Institutional Cash Reserves Fund, Series B	1,627,156	09/12/08	$1,627,156	$1,301,725	0.2%
	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	700,000	11/21/06	683,243	—	0.0%
	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	600,000	11/21/06	597,758	—	0.0%
	Hudson Mezzanine Funding, 1.093%, due 06/12/42	927,000	12/21/06	926,330	—	0.0%
	PEA Lima, LLC, 0.000% due 03/20/14	92,655	03/20/09	11,671	—	0.0%
	Twin Reefs Pass-through Trust, 0.000% due 12/10/49	530,000	07/30/08	441,728	—	0.0%
				$4,287,886	$1,301,725	0.2%
Growth and Income	BNY Institutional Cash Reserves Fund, Series B	422,017	09/12/08	$422,017	$337,614	0.0%
				$422,017	$337,614	0.0%
Small Company	BNY Institutional Cash Reserves Fund, Series B	1,704,289	09/12/08	$1,704,289	$1,363,431	0.3%
				$1,704,289	$1,363,431	0.3%
Opportunistic LargeCap	BNY Institutional Cash Reserves Fund, Series B	400,919	09/12/08	$400,919	$320,735	0.2%
				$400,919	$320,735	0.2%
Intermediate Bond	BNY Institutional Cash Reserves Fund, Series B	9,207,559	09/12/08	$9,207,559	$7,366,046	0.3%
	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,900,000	11/21/06	4,850,115	—	0.0%
	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	4,000,000	11/21/06	3,985,331	—	0.0%
	Hudson Mezzanine Funding, 1.093%, due 06/12/42	6,265,000	12/21/06	6,260,469	—	0.0%
	PEA Lima, LLC, 0.000% due 03/20/14	617,699	03/20/09	77,804	—	0.0%
	Twin Reefs Pass-through Trust, 0.000% due 12/10/49	4,098,000	07/30/08	2,848,607	—	0.0%
				$27,229,885	$7,366,046	0.3%
Money Market	BNY Institutional Cash Reserves Fund, Series B	747,006	09/12/08	$747,006	$597,605	0.0%
				$747,006	$597,605	0.0%
Science and Technology Opportunities	BNY Institutional Cash Reserves Fund, Series B	396,801	09/12/08	$396,801	$317,441	0.1%
				$396,801	$317,441	0.1%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2010, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Balanced	$27,364,589	$27,932,902
Growth and Income	11,057,935	11,429,346
Small Company	14,953,608	15,375,276
Opportunistic LargeCap	573,818	592,107
Intermediate Bond	299,962,215	306,142,955
Money Market	1,023,541	1,045,000
Science and Technology Opportunities	2,971,758	3,163,777

*   Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Portfolio of Investments.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Concentration (Science and Technology Opportunities). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income
Balanced	$16,979,311	$27,696,918
Growth and Income	—	33,459,107
Small Company	2,739,204	3,470,816
Opportunistic LargeCap	1,704,896	2,611,957
Intermediate Bond	—	157,249,151
Money Market	2,724,860	5,285,563

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$16,992,065	$27,304,107	$—	$—	$(134,357,470)	2016
					(81,655,948)	2017
					$(216,013,418)*
Growth and Income	—	366,978,591	—	—	$(63,082,574)	2010
					(97,583,750)	2015
					(462,266,588)	2016
					(221,417,074)	2017
					$(844,349,986)*
Small Company	2,738,722	59,355,417	—	—	$(52,676,115)	2016
					(59,983,526)	2017
					$(112,659,641)
Opportunistic LargeCap	1,703,884	13,902,809	—	—	$(2,003,615)	2010
					(19,421,277)	2015
					(32,645,987)	2016
					(14,335,708)	2017
					$(68,406,587)*
Intermediate Bond	—	7,551,882	(3,054,815)	(617,912)	$(444,290,884)	2017
Money Market	—	(149,401)	—	—	$(169)	2011
					(244,520)	2012
					$(244,689)
Science and Technology Opportunities	—	52,304,828	—	—	$(10,711,037)	2010
					(3,997,473)	2011
					(4,991,402)	2015
					(13,211,790)	2016
					(12,108,952)	2017
					$(45,020,654)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATIONS

On August 8, 2009, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING Growth and Income Portfolio II ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on August 3, 2009. The primary purposes of the transaction were to reduce overlap of identical investment objectives and principal investment strategies and to reduce net expenses ratios of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired

Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$34,035,439
Net realized and unrealized gain on investments	$575,873,533
Net increase in net assets resulting from operations	$609,908,972

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Portfolio's statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Growth and Income Portfolio II	$169,748	$2,241,100	$333,629	$21,847	0.2163

The net assets of Growth and Income after the acquisition were $2,410,847,894.

On August 8, 2009, Opportunistic LargeCap ("Acquiring Portfolio") acquired all of the net assets of ING Opportunistic Large Cap Growth Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on August 3, 2009. The primary purposes of the transaction were to reduce overlap of investment objectives and to lower the overall net expense ratios of Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$2,060,103
Net realized and unrealized gain on investments	$27,278,433
Net increase in net assets resulting from operations	$29,338,536

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired portfolio that have been included in the Acquiring Portfolio's statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Opportunistic LargeCap	ING Opportunistic LargeCap Growth Portfolio	$74,756	$82,033	$116,858	$3,461	0.9336

The net assets of Opportunistic LargeCap after the acquisition were $156,788,892.

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 16 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. (now known as ING Investment Management Co.)("IIM") received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio, Inc. and ING VP Bond Portfolio (the "Subject Portfolios"). As of August 6, 2004, ING VP Bond Portfolio changed its name to ING VP Intermediate Bond Portfolio. As of May 1, 2009, ING VP Intermediate Bond Portfolio and ING VP Balanced Portfolio, Inc. changed their names to ING Intermediate Bond Portfolio and ING Balanced Portfolio, Inc., respectively. The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").

The Complaint seeks to recover these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

On April 29, 2008, IIM and the Subject Portfolios joined a plenary motion for summary judgment filed by Goldman Sachs. In addition, a separate brief was filed on behalf of IIM asserting the defenses unique to the investment advisor defendants; that they were merely conduits.

On June 29, 2009, the Bankruptcy Court ruled on the motion for summary judgment and held that the pre-payments made were not protected from avoidance by section 546(e) of the Bankruptcy Code and denied the summary judgment to the Subject Portfolios; however, the Bankruptcy Court granted the summary judgment to dismiss IIM.

On September 9, 2009, Enron filed a motion in the Bankruptcy Court for summary judgment against the Subject Portfolios. The Subject Portfolios filed a response on October 9, 2009.
The Subject Portfolios filed an interlocutory appeal of the Bankruptcy Court's denial of summary judgment with the United States District Court of Southern New York ("District Court"). On November 19, 2009, (prior to the Bankruptcy Court ruling on Enron's motion for summary judgment filed in September 2009) the District Court ruled in favor of the Subject Portfolios and the one other remaining defendant, agreeing with the Subject Portfolios' reliance on section 546(e) and reversing the Bankruptcy Court. The judge directed the Bankruptcy Court to enter summary judgment in favor of the Subject Portfolios and the remaining defendant, essentially dismissing the preference claim against them.

Enron appealed the District Court's ruling to the Second Circuit Court of Appeals (the "Court of Appeals) on April 16, 2010. A decision by the Court of Appeals could come during the first quarter of 2011.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends of:

	Type	Per Share Amount		Payable Date	Record Date
Opportunistic LargeCap
Class ADV	NII	$0.0556		8/19/10	8/17/10
Class I	NII	$0.0880		8/19/10	8/17/10
Class S	NII	$0.0719		8/19/10	8/17/10
Money Market
Class I	NII	$0.0000	*	8/2/10	Daily
Class S	NII	$0.0000		8/2/10	Daily

NII – Net investment income

* Dividend amount rounds to $0.0000.

On August 10, 2010, shareholders approved the merger of Opportunistic Large Cap with and into Growth and Income. The merger is expected to take place on or about August 21, 2010.

On August 10, 2010, shareholders approved the merger of ING Wells Fargo Small Cap Disciplined with and into Small Company. The merger is expected to take place on or about August 21, 2010.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

38

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Common Stock	51.1%
Corporate Bonds/Notes	12.9%
U.S. Government Agency Obligations	11.1%
U.S. Treasury Obligations	8.3%
Collateralized Mortgage Obligations	5.8%
Exchange-Traded Funds	5.0%
Asset-Backed Securities	2.8%
Preferred Stock	0.8%
Other Bonds	0.7%
Real Estate Investment Trusts	0.1%
Other Assets and Liabilities - Net*	1.4%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 51.1%
	Consumer Discretionary: 5.4%
99,750	@	DIRECTV	$3,383,520	0.6
146,620		Wyndham Worldwide Corp.	2,952,927	0.5
		Other Securities	25,410,657	4.3
			31,747,104	5.4
	Consumer Staples: 4.9%
62,900		Carrefour S.A.	2,495,092	0.4
75,512		Loblaw Cos. Ltd.	2,738,733	0.5
82,300		PepsiCo, Inc.	5,016,185	0.8
76,135		Procter & Gamble Co.	4,566,577	0.8
99,333		Wal-Mart Stores, Inc.	4,774,937	0.8
		Other Securities	9,209,355	1.6
			28,800,879	4.9
	Energy: 5.1%
129,032		ExxonMobil Corp.	7,363,856	1.2
128,500		Royal Dutch Shell PLC - Class A	3,242,830	0.6
129,500	S	Suncor Energy, Inc.	3,812,480	0.6
62,500		Total S.A.	2,789,932	0.5
		Other Securities	12,753,654	2.2
			29,962,752	5.1
	Financials: 9.1%
30,900		Allianz AG	3,058,284	0.5
282,603		Bank of America Corp.	4,061,005	0.7
70,500		Comerica, Inc.	2,596,515	0.4
47,600		Deutsche Bank AG	2,673,216	0.5
339,000		HSBC Holdings PLC	3,097,000	0.5
114,657		JP Morgan Chase & Co.	4,197,593	0.7
141,833		Wells Fargo & Co.	3,630,925	0.6
		Other Securities	30,671,134	5.2
			53,985,672	9.1

See Accompanying Notes to Financial Statements
39

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 5.8%
92,518		AmerisourceBergen Corp.	$2,937,447	0.5
109,184		Merck & Co., Inc.	3,818,164	0.7
250,271		Pfizer, Inc.	3,568,864	0.6
42,000		Sanofi-Aventis	2,529,552	0.4
68,800		Teva Pharmaceutical Industries Ltd. ADR	3,576,912	0.6
		Other Securities	17,663,045	3.0
			34,093,984	5.8
	Industrials: 6.1%
241,100		General Electric Co.	3,476,662	0.6
33,100		Siemens AG	2,960,461	0.5
49,230	@	TransDigm Group, Inc.	2,512,207	0.4
35,500		Union Pacific Corp.	2,467,605	0.4
		Other Securities	24,587,345	4.2
			36,004,280	6.1
	Information Technology: 8.5%
26,122	@, S	Apple, Inc.	6,570,467	1.1
184,061	@	Cisco Systems, Inc.	3,922,340	0.7
54,104	@	Cognizant Technology Solutions Corp.	2,708,446	0.5
218,532		Microsoft Corp.	5,028,400	0.8
114,166		Qualcomm, Inc.	3,749,211	0.6
		Other Securities	28,362,380	4.8
			50,341,244	8.5
	Materials: 2.8%
75,700		Barrick Gold Corp.	3,437,537	0.6
		Other Securities	12,966,684	2.2
			16,404,221	2.8
	Telecommunication Services: 1.4%
1,514,000		Vodafone Group PLC	3,119,582	0.5
		Other Securities	4,902,516	0.9
			8,022,098	1.4
	Utilities: 2.0%
38,700		Entergy Corp.	2,771,694	0.5
180,500		Great Plains Energy, Inc.	3,072,110	0.5
		Other Securities	6,027,763	1.0
			11,871,567	2.0
		Total Common Stock ( Cost $334,360,143 )	301,233,801	51.1
REAL ESTATE INVESTMENT TRUSTS: 0.1%
	Financials: 0.1%
		Other Securities	461,440	0.1
		Total Real Estate Investment Trusts ( Cost $463,417 )	461,440	0.1

See Accompanying Notes to Financial Statements
40

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
	Exchange-Traded Funds: 5.0%
153,000		iShares MSCI Emerging Markets Index Fund	$5,709,960	1.0
627,000		Vanguard Emerging Markets ETF	23,819,730	4.0
		Total Exchange-Traded Funds ( Cost $32,807,047 )	29,529,690	5.0
PREFERRED STOCK: 0.8%
	Consumer Discretionary: 0.7%
45,800		Volkswagen AG	4,018,988	0.7
	Financials: 0.1%
		Other Securities	500,425	0.1
		Total Preferred Stock ( Cost $4,856,678 )	4,519,413	0.8
Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 12.9%
	Consumer Discretionary: 2.5%
$470,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	$481,750	0.1
730,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	732,550	0.1
677,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	756,088	0.2
97,000	#	COX Communications, Inc., 6.950%, due 06/01/38	111,656
797,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	858,359	0.1
112,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	114,657
566,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	591,469	0.1
107,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	114,691
350,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	362,250	0.1
450,000	#	QVC, Inc., 7.500%, due 10/01/19	444,375	0.1
600,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	658,500	0.1
355,000	#, L	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	361,213	0.1
		Other Securities	9,054,666	1.5
			14,642,224	2.5
	Consumer Staples: 0.9%
390,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	426,811	0.1
155,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	156,163	0.0
495,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	514,800	0.1
525,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	584,063	0.1
		Other Securities	3,791,576	0.6
			5,473,413	0.9
	Energy: 1.2%
610,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	638,975	0.1
85,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	88,188	0.1
335,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	350,913
600,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—	0.0
700,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
312,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	314,746	0.1
92,655	±, I, X	PEA Lima, LLC, 0.000%, due 03/20/14	—	0.0
136,000	#, S	Williams Partners L.P., 5.250%, due 03/15/20	139,332	0.0
		Other Securities	5,332,164	0.9
			6,864,318	1.2

See Accompanying Notes to Financial Statements
41

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Financials: 4.2%
$838,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	$846,998	0.3
782,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	703,800
241,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	250,890	0.0
241,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	182,126	0.0
415,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	423,300	0.1
197,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	196,088	0.1
742,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	728,145
53,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	50,350	0.0
228,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	216,600
366,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	377,895	0.1
390,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	394,875	0.1
487,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	610,586	0.1
41,277	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	42,107	0.0
322,000	#	Rabobank, 11.000%, due 12/29/49	398,789	0.1
130,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	127,725	0.0
530,000	±, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	—	0.0
360,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	355,500	0.1
333,000	#, L	Voto-Votorantim Ltd, 6.750%, due 04/05/21	337,995	0.1
218,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	226,703	0.0
		Other Securities	18,127,088	3.1
			24,597,560	4.2
	Health Care: 0.4%
82,000	#	Genzyme Corp., 3.625%, due 06/15/15	83,037	0.0
		Other Securities	2,429,287	0.4
			2,512,324	0.4
	Industrials: 0.5%
255,000	#	Bombardier, Inc., 7.500%, due 03/15/18	263,925	0.1
255,000	#	Bombardier, Inc., 7.750%, due 03/15/20	265,838
203,000	#, L	Kazatomprom, 6.250%, due 05/20/15	206,553	0.0
		Other Securities	1,980,137	0.4
			2,716,453	0.5
	Information Technology: 0.3%
40,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	39,900	0.1
490,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	488,775
		Other Securities	1,573,206	0.2
			2,101,881	0.3
	Materials: 0.7%
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	329,756	0.1
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	261,436
		Other Securities	3,657,891	0.6
			4,249,083	0.7
	Telecommunication Services: 1.0%
477,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	484,751	0.1
280,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	280,700	0.1
252,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	253,890

See Accompanying Notes to Financial Statements
42

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Telecommunication Services (continued)
$300,000	S	Vodafone Group PLC, 5.450%, due 06/10/19	$321,711	0.0
		Other Securities	4,777,416	0.8
			6,118,468	1.0
	Utilities: 1.2%
307,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	305,272	0.1
222,000	#	EDP Finance BV, 4.900%, due 10/01/19	201,508	0.1
168,000	#	EDP Finance BV, 6.000%, due 02/02/18	165,706
203,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	204,277	0.0
169,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	183,441	0.0
333,000	#	Enel Finance International SA, 6.000%, due 10/07/39	321,452	0.1
251,496	#	Juniper Generation, LLC, 6.790%, due 12/31/14	234,405	0.0
		Other Securities	5,431,025	0.9
			7,047,086	1.2
		Total Corporate Bonds/Notes ( Cost $73,613,043 )	76,322,810	12.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.1%
	Federal Home Loan Mortgage Corporation##: 4.3%
4,503,000	W	4.500%, due 08/15/39	4,649,348
4,027,340	S	5.000%, due 08/15/16-04/15/32	4,312,535
5,258,105	S	5.500%, due 09/15/32-05/15/36	5,567,959	4.3
3,650,301	S	6.000%, due 01/15/29-07/15/32	4,005,956
6,969,399	W, S, ^	3.000%-6.500%, due 04/07/15-08/14/36	7,042,333
			25,578,131	4.3
	Federal National Mortgage Association##: 5.4%
6,570,000	W	4.500%, due 07/15/35	6,811,244
5,783,542	S	5.000%, due 02/25/29-07/01/37	6,147,819
4,304,000	W	5.500%, due 07/15/34	4,620,749	5.4
6,416,314	S	6.000%, due 06/01/16-12/25/49	7,108,745
6,772,504	W, S	0.747%-7.500%, due 06/01/29-08/01/39	7,352,822
			32,041,379	5.4
	Government National Mortgage Association: 1.4%
4,347,000	W	5.000%, due 07/15/33	4,630,916	1.4
3,000,306	S	3.125%-7.500%, due 12/15/23-07/01/40	3,283,509
			7,914,425	1.4
		Total U.S. Government Agency Obligations ( Cost $63,394,416 )	65,533,935	11.1
U.S. TREASURY OBLIGATIONS: 8.3%
	U.S. Treasury Notes: 8.3%
5,640,000	S, L	0.750%, due 05/31/12	5,657,185
7,509,000	S, L	1.125%, due 06/15/13	7,540,057
12,452,000	S, L	2.125%, due 05/31/15	12,667,992	8.3
5,224,000	S, L	3.500%, due 05/15/20	5,468,050
13,184,000	S	4.625%, due 02/15/40	14,821,703
2,500,000	S	1.000%-2.625%, due 04/30/12-06/30/14	2,526,415
		Total U.S. Treasury Obligations ( Cost $47,917,295 )	48,681,402	8.3

See Accompanying Notes to Financial Statements
43

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
ASSET-BACKED SECURITIES: 2.8%
	Automobile Asset-Backed Securities: 0.8%
$675,000	#	Bank of America Auto Trust, 2.670%, due 07/15/13	$687,064	0.2
327,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	342,552
		Other Securities	3,402,249	0.6
			4,431,865	0.8
	Credit Card Asset-Backed Securities: 1.4%
2,360,000	S	Citibank Credit Card Issuance Trust, 1.000%-6.950%, due 05/15/13-09/20/19	2,551,897	0.4
		Other Securities	5,843,121	1.0
			8,395,018	1.4
	Home Equity Asset-Backed Securities: 0.0%
		Other Securities	118,075	0.0
	Other Asset-Backed Securities: 0.6%
500,000	#, S	Carlyle High Yield Partners, 0.798%, due 08/11/16	464,037	0.1
459,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	446,928	0.1
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	202,030
		Other Securities	2,532,790	0.4
			3,645,785	0.6
		Total Asset-Backed Securities ( Cost $16,781,896 )	16,590,743	2.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
29,292,913	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	232,571	0.0
490,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	488,995
1,090,000	#	Commercial Mortgage Pass-through Certificates, 0.850%, due 07/16/34	1,059,171	0.4
675,000		Commercial Mortgage Pass-through Certificates, 6.010%-6.010%, due 12/10/49	713,864
41,283,563	#, ^	Credit Suisse Mortgage Capital Certificates, 0.129%, due 09/15/40	271,324	0.1
380,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	380,060
3,375,000	S	Greenwich Capital Commercial Funding Corp., 5.224%-6.085%, due 04/10/37-12/10/49	3,353,008	0.6
130,000	#	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	130,492	0.2
870,000	#, S	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	950,956
927,000	S, I, X	Hudson Mezzanine Funding, 1.093%, due 06/12/42	—	0.0
71,941,290	S, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%-6.022%, due 08/12/40-02/15/51	3,383,451	0.6
9,962,879	S, ^	LB-UBS Commercial Mortgage Trust, 0.323%-6.080%, due 06/15/29-11/15/40	4,136,488	0.7
17,157,524	#, ^	Merrill Lynch Mortgage Trust, 0.559%, due 08/12/43	299,479	0.1
560,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	584,790
90,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	89,599	0.0
4,449,209	#, ^	RBSCF Trust, 1.155%, due 04/15/24	154,489	0.1
320,000	#	RBSCF Trust, 5.420%, due 01/19/49	273,600
		Other Securities	17,595,856	3.0
		Total Collateralized Mortgage Obligations ( Cost $34,162,298 )	34,098,193	5.8

See Accompanying Notes to Financial Statements
44

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
OTHER BONDS: 0.7%
		Foreign Government Bonds: 0.7%
BRL	8,285,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	$4,462,769	0.7
			Total Other Bonds ( Cost $4,410,828 )	4,462,769	0.7
			Total Long-Term Investments ( Cost $612,767,061 )	581,434,196	98.6
Shares				Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 9.9%
		Affiliated Mutual Fund: 5.2%
	30,335,000	S	ING Institutional Prime Money Market Fund - Class I	$30,335,000	5.2
			Total Mutual Fund ( Cost $30,335,000 )	30,335,000	5.2
		Securities Lending Collateralcc: 4.7%
	26,305,746		BNY Mellon Overnight Government Fund (1)	26,305,746	4.5
	1,627,156	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,301,725	0.2
			Total Securities Lending Collateral ( Cost $27,932,902 )	27,607,471	4.7
			Total Short-Term Investments ( Cost $58,267,902 )	57,942,471	9.9
			Total Investments in Securities ( Cost $671,034,963 ) *	$639,376,667	108.5
			Other Assets and Liabilities - Net	(49,829,153)	(8.5)
			Net Assets	$589,547,514	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

&  Payment-in-kind

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

See Accompanying Notes to Financial Statements
45

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $677,941,761.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,326,499
Gross Unrealized Depreciation	(51,891,593)
Net Unrealized Depreciation	$(38,565,094)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$26,880,914	$4,866,190	$—	$31,747,104
Consumer Staples	22,500,521	6,300,358	—	28,800,879
Energy	22,926,638	7,036,114	—	29,962,752
Financials	34,384,078	19,601,594	—	53,985,672
Health Care	27,182,316	6,911,668	—	34,093,984
Industrials	25,882,163	10,122,117	—	36,004,280
Information Technology	42,730,143	7,611,101	—	50,341,244
Materials	11,140,348	5,263,873	—	16,404,221
Telecommunication Services	4,902,516	3,119,582	—	8,022,098
Utilities	6,265,634	5,605,933	—	11,871,567
Total Common Stock	224,795,271	76,438,530	—	301,233,801
Real Estate Investment Trusts	461,440	—	—	461,440
Exchange-Traded Funds	29,529,690	—	—	29,529,690
Preferred Stock	—	4,519,413	—	4,519,413
Corporate Bonds/Notes	—	76,322,810	—	76,322,810
U.S. Government Agency Obligations	—	65,533,935	—	65,533,935
U.S. Treasury Obligations	—	48,681,402	—	48,681,402
Asset-Backed Securities	—	16,126,706	464,037	16,590,743
Collateralized Mortgage Obligations	—	33,444,533	653,660	34,098,193
Other Bonds	—	4,462,769	—	4,462,769
Short-Term Investments	56,640,746	—	1,301,725	57,942,471
Total Investments, at value	$311,427,147	$325,530,098	$2,419,422	$639,376,667
Other Financial Instruments+:
Forward foreign currency contracts	—	1,476,876	—	1,476,876
Futures	675,479	—	—	675,479
Swaps, at value	—	534,523	—	534,523
Total Assets	$312,102,626	$327,541,497	$2,419,422	$642,063,545
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,275,528)	$—	$(1,275,528)
Futures	(699,069)	—	—	(699,069)
Swaps, at value	—	(1,032,079)	—	(1,032,079)
Total Liabilities	$(699,069)	$(2,307,607)	$—	$(3,006,676)

See Accompanying Notes to Financial Statements
46

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Corporate Bonds/Notes	$1,271,714	$—	$(1,133,000)	$—	$—	$(23,758)	$—	$(114,956)	$—
Asset-Backed Securities	52,561	—	(70,332)	11	(30,721)	48,481	464,037	—	464,037
Collateralized Mortgage Obligations	1,221,544	635,970	(1,209,450)	117	—	5,479	—	—	653,660
Other Bonds	4,857,428	—	—	—	—	—	—	(4,857,428)	—
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$8,704,972	$635,970	$(2,412,782)	$128	$(30,721)	$30,202	$464,037	$(4,972,384)	$2,419,422

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(6,089).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+   Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar AUD 1,184,119	BUY	07/02/10	USD 1,015,049	996,733	$(18,316)
Australian Dollar AUD 793,831	BUY	07/16/10	689,000	666,905	(22,095)
Australian Dollar AUD 445,306	BUY	07/16/10	388,000	374,106	(13,894)
Australian Dollar AUD 509,563	BUY	07/16/10	433,000	428,089	(4,911)
Australian Dollar AUD 1,184,119	BUY	07/16/10	1,011,635	994,789	(16,846)
Canadian Dollar CAD 10,005,711	BUY	07/02/10	9,733,381	9,399,005	(334,376)
Canadian Dollar CAD 164,551	BUY	07/16/10	159,000	154,558	(4,442)
Canadian Dollar CAD 10,005,711	BUY	07/16/10	9,533,870	9,398,064	(135,806)
Swiss Franc CHF 3,678,844	BUY	07/02/10	3,220,000	3,413,131	193,131
Swiss Franc CHF 1,123,845	BUY	07/02/10	1,021,000	1,042,673	21,673
Swiss Franc CHF 3,128,753	BUY	07/30/10	2,883,107	2,904,120	21,013
Danish Krone DKK 2,787,869	BUY	07/02/10	447,934	457,662	9,728
Danish Krone DKK 2,787,869	BUY	07/30/10	456,957	457,702	745

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro EUR 9,625,346	BUY	07/02/10	USD 11,811,821	11,770,381	$(41,440)
EU Euro EUR 3,990,072	BUY	07/16/10	4,913,000	4,879,653	(33,347)
EU Euro EUR 164,905	BUY	07/16/10	204,000	201,670	(2,330)
EU Euro EUR 888,769	BUY	07/16/10	1,099,000	1,086,918	(12,082)
EU Euro EUR 840,842	BUY	07/16/10	1,037,000	1,028,306	(8,694)
EU Euro EUR 913,999	BUY	07/16/10	1,122,000	1,117,773	(4,227)
EU Euro EUR 808,285	BUY	07/16/10	997,000	988,491	(8,509)
EU Euro EUR 43,727	BUY	07/16/10	54,000	53,476	(524)
EU Euro EUR 9,625,346	BUY	07/16/10	11,752,481	11,771,302	18,821
British Pound GBP 710,961	BUY	07/02/10	1,025,512	1,062,245	36,733
British Pound GBP 411,328	BUY	07/02/10	598,000	614,564	16,564
British Pound GBP 215,359	BUY	07/02/10	318,000	321,767	3,767
British Pound GBP 232,211	BUY	07/02/10	344,000	346,946	2,946
British Pound GBP 160,069	BUY	07/02/10	237,000	239,160	2,160
British Pound GBP 136,514	BUY	07/02/10	202,000	203,966	1,966

See Accompanying Notes to Financial Statements
47

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound GBP 2,006	BUY	07/02/10	USD 3,000	2,998	$(2)
Indonesian Rupiah IDR 8,922,900,000	BUY	07/02/10	957,393	984,324	26,931
Indonesian Rupiah IDR 8,922,900,000	BUY	07/30/10	977,638	979,301	1,663
Indian Rupee INR 54,813,074	BUY	07/02/10	1,165,492	1,180,172	14,680
Indian Rupee INR 59,706,990	BUY	07/02/10	1,269,551	1,285,542	15,991
Indian Rupee INR 54,813,074	BUY	07/30/10	1,168,972	1,175,552	6,580
Indian Rupee INR 59,706,990	BUY	07/30/10	1,273,342	1,280,510	7,168
Japanese Yen JPY 715,887,900	BUY	07/02/10	7,845,278	8,096,906	251,628
Japanese Yen JPY 33,207,095	BUY	07/16/10	363,000	375,679	12,679
Japanese Yen JPY 447,914,771	BUY	07/16/10	4,913,000	5,067,361	154,361
Japanese Yen JPY 41,271,717	BUY	07/16/10	461,000	466,916	5,916
Japanese Yen JPY 34,958,567	BUY	07/16/10	391,000	395,494	4,494
Japanese Yen JPY 31,189,781	BUY	07/16/10	349,000	352,857	3,857
Japanese Yen JPY 27,340,166	BUY	07/16/10	309,000	309,306	306
Japanese Yen JPY 715,887,900	BUY	07/16/10	8,070,016	8,099,002	28,986
South Korean Won KRW 1,110,604,401	BUY	07/02/10	896,191	908,868	12,677
South Korean Won KRW 914,051,000	BUY	07/02/10	733,000	748,017	15,017
South Korean Won KRW 2,024,655,401	BUY	07/30/10	1,651,944	1,655,124	3,180
Mexican Peso MXN 65,984,549	BUY	07/16/10	5,223,014	5,093,620	(129,394)
Norwegian Krone NOK 18,001,874	BUY	07/02/10	2,691,945	2,766,221	74,276
Norwegian Krone NOK 15,804,662	BUY	07/02/10	2,423,000	2,428,591	5,591
Norwegian Krone NOK 15,973,458	BUY	07/02/10	2,443,000	2,454,528	11,528
Norwegian Krone NOK 25,242,555	BUY	07/30/10	3,892,466	3,872,686	(19,780)
New Zealand Dollar NZD 1,462,024	BUY	07/16/10	1,018,000	1,001,655	(16,345)
New Zealand Dollar NZD 1,444,577	BUY	07/16/10	1,007,000	989,702	(17,298)
New Zealand Dollar NZD 1,933,303	BUY	07/16/10	1,347,000	1,324,536	(22,464)
New Zealand Dollar NZD 647,070	BUY	07/16/10	453,000	443,318	(9,682)
New Zealand Dollar NZD 389,147	BUY	07/16/10	276,000	266,611	(9,389)
Swedish Krona SEK 4,255,537	BUY	07/02/10	526,785	545,767	18,982

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swedish Krona SEK 3,323,624	BUY	07/02/10	USD 428,000	426,250	$(1,750)
Swedish Krona SEK 9,204,348	BUY	07/30/10	1,180,000	1,180,429	429
					$118,224
Australian Dollar AUD 1,759,233	SELL	07/16/10	1,509,000	1,477,948	31,052
Australian Dollar AUD 1,341,180	SELL	07/16/10	1,155,000	1,126,738	28,262
Australian Dollar AUD 1,076,811	SELL	07/16/10	927,000	904,639	22,361
Australian Dollar AUD 295,866	SELL	07/16/10	255,000	248,559	6,441
Australian Dollar AUD 631,777	SELL	07/16/10	548,000	530,762	17,238
Australian Dollar AUD 203,941	SELL	07/16/10	178,000	171,333	6,667
Brazilian Real BRL 4,276,409	SELL	07/02/10	2,294,580	2,369,202	(74,622)
Brazilian Real BRL 4,016,962	SELL	07/02/10	2,155,369	2,225,463	(70,094)
Brazilian Real BRL 4,276,409	SELL	07/30/10	2,360,570	2,354,138	6,432
Brazilian Real BRL 4,016,962	SELL	07/30/10	2,217,356	2,211,313	6,043
Canadian Dollar CAD 2,539,586	SELL	07/16/10	2,435,000	2,385,357	49,643
Canadian Dollar CAD 1,163,108	SELL	07/16/10	1,118,000	1,092,472	25,528
Swiss Franc CHF 887,296	SELL	07/02/10	769,000	823,209	(54,209)
Swiss Franc CHF 317,682	SELL	07/02/10	275,183	294,737	(19,554)
Swiss Franc CHF 287,491	SELL	07/02/10	252,000	266,727	(14,727)
Swiss Franc CHF 1,312,108	SELL	07/30/10	1,214,000	1,217,903	(3,903)
Czech Koruna CZK 49,430,220	SELL	07/16/10	2,377,196	2,350,416	26,780
EU Euro EUR 761,069	SELL	07/16/10	932,000	930,748	1,252
EU Euro EUR 299,127	SELL	07/16/10	369,000	365,817	3,183
EU Euro EUR 4,005,103	SELL	07/16/10	4,913,000	4,898,034	14,966
EU Euro EUR 379,310	SELL	07/16/10	467,000	463,877	3,123
British Pound GBP 537,049	SELL	07/02/10	790,000	802,404	(12,404)
British Pound GBP 224,753	SELL	07/02/10	332,000	335,802	(3,802)
British Pound GBP 198,317	SELL	07/02/10	294,000	296,304	(2,304)
British Pound GBP 429,122	SELL	07/02/10	642,000	641,150	850
British Pound GBP 481,501	SELL	07/30/10	726,000	719,399	6,601

See Accompanying Notes to Financial Statements
48

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound GBP 319,018	SELL	07/30/10	USD 481,646	476,638	$5,008
Hungarian Forint HUF 564,225,480	SELL	07/16/10	2,457,000	2,412,594	44,406
Japanese Yen JPY 57,476,147	SELL	07/16/10	633,000	650,241	(17,241)
Japanese Yen JPY 26,947,523	SELL	07/16/10	297,000	304,863	(7,863)
Japanese Yen JPY 223,853,552	SELL	07/16/10	2,465,000	2,532,506	(67,506)
Japanese Yen JPY 35,471,865	SELL	07/16/10	390,000	401,301	(11,301)
Japanese Yen JPY 34,579,251	SELL	07/16/10	382,000	391,203	(9,203)
Mexican Peso MXN 30,951,079	SELL	07/16/10	2,473,000	2,389,242	83,758
Norwegian Krone NOK 1,582,085	SELL	07/02/10	247,000	243,108	3,892
Norwegian Krone NOK 22,244,266	SELL	07/02/10	3,429,000	3,418,119	10,881
Norwegian Krone NOK 2,770,809	SELL	07/02/10	427,000	425,771	1,229
New Zealand Dollar NZD 187,994	SELL	07/02/10	130,444	128,945	1,499
New Zealand Dollar NZD 649,162	SELL	07/16/10	457,000	444,751	12,249
New Zealand Dollar NZD 685,183	SELL	07/16/10	485,000	469,430	15,570
New Zealand Dollar NZD 634,832	SELL	07/16/10	448,000	434,933	13,067
New Zealand Dollar NZD 628,100	SELL	07/16/10	449,000	430,321	18,679
New Zealand Dollar NZD 187,994	SELL	07/16/10	130,586	128,798	1,788
Swedish Krona SEK 12,388,839	SELL	07/02/10	1,570,000	1,588,852	(18,852)
Swedish Krona SEK 6,453,271	SELL	07/30/10	829,873	827,612	2,261
					$83,124

ING Balanced Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	68	09/15/10	$5,952,587	$49,833
Australia 10-Year Bond	21	09/15/10	1,890,383	33,784
Canada 10-Year Bond	57	09/21/10	6,630,323	110,086
Euro-Bund	71	09/08/10	11,233,968	13,967
Euro-Schatz	122	09/08/10	16,340,565	(10,640)
Japan 10-Year Bond (TSE)	4	09/09/10	6,408,867	47,642
Long Gilt	56	09/28/10	10,128,194	140,958
Short Gilt	23	09/28/10	3,695,876	9,585
U.S. Treasury 5-Year Note	35	09/30/10	4,142,305	71,280
U.S. Treasury 10-Year Note	100	09/21/10	12,254,688	198,344
			$78,677,756	$664,839
Short Contracts
Euro-Bobl 5-Year	45	09/08/10	$6,653,480	$(9,079)
Medium Gilt	28	09/28/10	4,836,516	(38,295)
U.S. Treasury 2-Year Note	251	09/30/10	54,925,858	(85,251)
U.S. Treasury 5-Year Note	102	09/30/10	12,071,859	(90,466)
U.S. Treasury Long Bond	135	09/21/10	17,212,500	(465,338)
			$95,700,213	$(688,429)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	543,500	$(10,755)	$—	$(10,755)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	140,000	41,481	30,515	10,966
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	284,000	84,146	59,410	24,736
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	959,000	284,141	109,174	174,967
							$399,013	$199,099	$199,914

See Accompanying Notes to Financial Statements
49

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread at 06/30/10(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	1.03%	USD	542,000	$10,394	$—	$10,394
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	139,000	(81,118)	(33,710)	(47,408)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	284,000	(165,737)	(75,136)	(90,601)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	241,000	(140,643)	(57,708)	(82,935)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	480,000	(280,119)	(57,680)	(222,439)
								$(657,223)	$(224,234)	$(432,989)

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.748% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/03/20	CAD	2,000,000	$52,557	$—	$52,557
Receive a fixed rate equal to 4.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/09/12	NZD	24,000,000	61,804	—	61,804
Receive a floating rate based on 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.920% Counterparty: Deutsche Bank AG	06/03/12	CAD	12,000,000	(80,130)	—	(80,130)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citibank N.A.	05/11/20	USD	6,583,000	(273,577)	—	(273,577)
				$(239,346)	$—	$(239,346)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements
50

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,476,876
Credit contracts	Swaps, at value	420,162
Interest rate contracts	Swaps, at value	114,361
Interest rate contracts	Net Assets — Unrealized appreciation*	675,479
Total Asset Derivatives		$2,686,878
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,275,528
Credit contracts	Swaps, at value	678,372
Interest rate contracts	Swaps, at value	353,707
Interest rate contracts	Net Assets — Unrealized depreciation*	699,069
Total Liability Derivatives		$3,006,676

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$9,425	$—	$9,425
Equity contracts	—	—	516,864	—	—	516,864
Foreign exchange contracts	(29,950)	(2,427,010)	—	—	36,740	(2,420,220)
Interest rate contracts	—	—	587,540	(21,113)	—	566,427
Total	$(29,950)	$(2,427,010)	$1,104,404	$(11,688)	$36,740	$(1,327,504)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency Investments*	related transactions**	Futures	Written Swaps	options	Total
Credit contracts	$—	$—	$—	$(137,879)	$—	$(137,879)
Equity contracts	—	—	(100,697)	—	—	(100,697)
Foreign exchange contracts	—	162,689	—	—	—	162,689
Interest rate contracts	—	—	(446,746)	(239,346)	—	(686,092)
Total	$—	$162,689	$(547,443)	$(377,225)	$—	$(761,979)

*  Amounts recognized for purchased swaptions are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
51

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	19.8%
Financials	14.2%
Energy	11.2%
Health Care	11.1%
Industrials	11.1%
Consumer Discretionary	10.4%
Consumer Staples	10.4%
Materials	3.4%
Utilities	3.3%
Telecommunication Services	2.5%
Other Assets and Liabilities - Net*	2.6%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 97.4%
	Consumer Discretionary: 10.4%
2,027,206		CBS Corp. - Class B	$26,211,774	1.2
1,352,871	@	DIRECTV	45,889,384	2.0
458,514	@	Liberty Media Corp. - Starz	23,769,366	1.1
1,228,932		Macy's, Inc.	21,997,883	1.0
651,700	@, L	Urban Outfitters, Inc.	22,411,963	1.0
1,541,800		Wyndham Worldwide Corp.	31,051,852	1.4
		Other Securities	59,273,068	2.7
			230,605,290	10.4
	Consumer Staples: 10.4%
905,800		Alberto-Culver Co.	24,538,122	1.1
1,080,182		PepsiCo, Inc.	65,837,093	3.0
1,039,092		Procter & Gamble Co.	62,324,738	2.8
1,360,600		Wal-Mart Stores, Inc.	65,404,042	2.9
		Other Securities	13,607,327	0.6
			231,711,322	10.4
	Energy: 11.2%
333,335		Apache Corp.	28,063,474	1.3
1,748,115		ExxonMobil Corp.	99,764,923	4.5
666,915		National Oilwell Varco, Inc.	22,054,879	1.0
498,600		Schlumberger Ltd.	27,592,524	1.2
1,160,800		Suncor Energy, Inc.	34,173,952	1.5
		Other Securities	37,769,525	1.7
			249,419,277	11.2
	Financials: 14.2%
3,845,500		Bank of America Corp.	55,259,835	2.5
7,220,300	@	Citigroup, Inc.	27,148,328	1.2
1,691,460		JP Morgan Chase & Co.	61,924,351	2.8
500,485		Reinsurance Group of America, Inc.	22,877,169	1.0
2,059,000		Wells Fargo & Co.	52,710,400	2.4
837,100		Willis Group Holdings Ltd.	25,154,855	1.2

See Accompanying Notes to Financial Statements
52

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
1,423,900		XL Capital Ltd.	$22,796,639	1.0
		Other Securities	46,139,635	2.1
			314,011,212	14.2
	Health Care: 11.1%
880,100		AmerisourceBergen Corp.	27,943,175	1.3
588,200	@	Amgen, Inc.	30,939,320	1.4
1,506,900		Merck & Co., Inc.	52,696,293	2.4
3,439,317		Pfizer, Inc.	49,044,660	2.2
548,951	@	Thermo Fisher Scientific, Inc.	26,926,047	1.2
408,100	@	Zimmer Holdings, Inc.	22,057,805	1.0
		Other Securities	36,808,727	1.6
			246,416,027	11.1
	Industrials: 11.1%
445,600		Boeing Co.	27,961,400	1.3
596,200		Fluor Corp.	25,338,500	1.1
3,248,900		General Electric Co.	46,849,138	2.1
1,339,200	@	Quanta Services, Inc.	27,654,480	1.2
527,980		Union Pacific Corp.	36,699,890	1.7
741,159	@	WABCO Holdings, Inc.	23,331,685	1.1
		Other Securities	57,442,532	2.6
			245,277,625	11.1
	Information Technology: 19.8%
639,400		Amphenol Corp.	25,115,632	1.1
356,907	@	Apple, Inc.	89,772,818	4.0
2,474,940	@	Cisco Systems, Inc.	52,740,971	2.4
563,300	@	Cognizant Technology Solutions Corp.	28,198,798	1.3
2,858,261		Microsoft Corp.	65,768,585	3.0
1,566,951		Oracle Corp.	33,626,768	1.5
1,552,517		Qualcomm, Inc.	50,984,658	2.3
3,165,720		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,897,427	1.4
310,600		Visa, Inc.	21,974,950	1.0
		Other Securities	40,963,185	1.8
			440,043,792	19.8
	Materials: 3.4%
1,307,500		Packaging Corp. of America	28,791,150	1.3
1,020,510		Silgan Holdings, Inc.	28,962,074	1.3
		Other Securities	18,561,914	0.8
			76,315,138	3.4
	Telecommunication Services: 2.5%
5,922,100	@	Sprint Nextel Corp.	25,109,704	1.1
1,106,500		Verizon Communications, Inc.	31,004,130	1.4
			56,113,834	2.5

See Accompanying Notes to Financial Statements
53

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Utilities: 3.3%
485,559		Entergy Corp.	$34,775,736	1.6
2,262,200		Great Plains Energy, Inc.	38,502,644	1.7
			73,278,380	3.3
		Total Common Stock ( Cost $2,058,419,782 )	2,163,191,897	97.4
Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Energy: 0.0%
$		Other Securities (a)	$—	0.0
	Utilities: 0.0%
		Other Securities (a)	—	0.0
		Total Corporate Bonds/Notes ( Cost $ — )	—	0.0
		Total Long-Term Investments ( Cost $2,058,419,782 )	2,163,191,897	97.4
Shares			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Affiliated Mutual Fund: 3.3%
71,659,000		ING Institutional Prime Money Market Fund - Class I	$71,659,000	3.3
		Total Mutual Fund ( Cost $71,659,000 )	71,659,000	3.3
	Securities Lending Collateralcc: 0.5%
11,007,329		BNY Mellon Overnight Government Fund (1)	11,007,329	0.5
422,017	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	337,614	0.0
		Total Securities Lending Collateral ( Cost $11,429,346 )	11,344,943	0.5
		Total Short-Term Investments ( Cost $83,088,346 )	83,003,943	3.8
		Total Investments in Securities ( Cost $2,141,508,128 ) *	$2,246,195,840	101.2
		Other Assets and Liabilities - Net	(25,745,962)	(1.2)
		Net Assets	$2,220,449,878	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements
54

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

(a)  This grouping contains securities in default.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $2,185,513,533.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$208,457,162
Gross Unrealized Depreciation	(147,774,855)
Net Unrealized Appreciation	$60,682,307

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$2,163,191,897	$—	$—	$2,163,191,897
Short-Term Investments	82,666,329	—	337,614	83,003,943
Total Investments, at value	$2,245,858,226	$—	$337,614	$2,246,195,840

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$337,614	$—	$—	$—	$—	$—	$—	$—	$337,614
Total Investments, at value	$337,614	$—	$—	$—	$—	$—	$—	$—	$337,614

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
55

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	21.5%
Information Technology	16.7%
Industrials	16.0%
Consumer Discretionary	13.0%
Health Care	10.7%
Energy	4.9%
Materials	4.8%
Utilities	4.5%
Consumer Staples	2.5%
Exchange-Traded Funds	2.1%
Telecommunication Services	1.6%
Other Assets and Liabilities - Net*	1.7%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 89.3%
	Consumer Discretionary: 13.0%
286,200	@	Collective Brands, Inc.	$4,521,960	0.9
228,200		Cooper Tire & Rubber Co.	4,449,900	0.9
187,400	@	Dress Barn, Inc.	4,461,994	0.9
137,462	@, L	Gildan Activewear, Inc.	3,938,286	0.8
348,949	@	OfficeMax, Inc.	4,557,274	1.0
198,900	@	Papa John's International, Inc.	4,598,568	1.0
261,000		Regis Corp.	4,063,770	0.9
185,400		Wolverine World Wide, Inc.	4,675,788	1.0
		Other Securities	26,822,351	5.6
			62,089,891	13.0
	Consumer Staples: 2.5%
74,300	@	American Italian Pasta Co.	3,928,241	0.8
		Other Securities	8,081,707	1.7
			12,009,948	2.5
	Energy: 4.9%
361,513	@	McMoRan Exploration Co.	4,016,409	0.8
97,600	@	Unit Corp.	3,961,584	0.8
		Other Securities	15,521,917	3.3
			23,499,910	4.9
	Financials: 14.6%
168,067		Delphi Financial Group	4,102,515	0.8
248,854		FirstMerit Corp.	4,262,869	0.9
75,600		IBERIABANK Corp.	3,891,888	0.8
388,980		Northwest Bancshares, Inc.	4,461,601	0.9
65,318	@	ProAssurance Corp.	3,707,450	0.8
119,318		Prosperity Bancshares, Inc.	4,146,301	0.9
106,311	@	Stifel Financial Corp.	4,612,834	1.0
		Other Securities	40,570,819	8.5
			69,756,277	14.6

See Accompanying Notes to Financial Statements
56

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 10.7%
131,516	@	AMERIGROUP Corp.	$4,271,640	0.9
85,900	@	Haemonetics Corp.	4,597,368	0.9
280,642	@, L	Healthsouth Corp.	5,250,811	1.1
136,300		Owens & Minor, Inc.	3,868,194	0.8
174,500	@	PSS World Medical, Inc.	3,690,675	0.8
106,100		Universal Health Services, Inc.	4,047,715	0.8
		Other Securities	25,739,086	5.4
			51,465,489	10.7
	Industrials: 16.0%
215,843		Actuant Corp.	4,064,324	0.9
86,211	@	Atlas Air Worldwide Holdings, Inc.	4,095,023	0.9
261,800		Heartland Express, Inc.	3,801,336	0.8
97,842	@	Kirby Corp.	3,742,457	0.8
124,226	@	Moog, Inc.	4,003,804	0.8
103,700	@	Teledyne Technologies, Inc.	4,000,746	0.8
116,293	@	Waste Connections, Inc.	4,057,463	0.8
96,100		Watsco, Inc.	5,566,112	1.2
156,800		Watts Water Technologies, Inc.	4,493,888	0.9
		Other Securities	38,573,755	8.1
			76,398,908	16.0
	Information Technology: 16.7%
104,400	@	Anixter International, Inc.	4,447,440	0.9
104,000	@	CACI International, Inc.	4,417,920	0.9
199,500	@	JDA Software Group, Inc.	4,385,010	0.9
138,050	@	Plexus Corp.	3,691,457	0.8
263,900	@	QLogic Corp.	4,386,018	0.9
		Other Securities	58,709,722	12.3
			80,037,567	16.7
	Materials: 4.8%
186,600		Silgan Holdings, Inc.	5,295,708	1.1
		Other Securities	17,576,251	3.7
			22,871,959	4.8
	Telecommunication Services: 1.6%
113,700	@	SBA Communications Corp.	3,866,937	0.8
		Other Securities	3,710,985	0.8
			7,577,922	1.6
	Utilities: 4.5%
205,100		Cleco Corp.	5,416,691	1.1
262,600		Portland General Electric Co.	4,813,458	1.0
		Other Securities	11,294,742	2.4
			21,524,891	4.5
		Total Common Stock ( Cost $400,320,830 )	427,232,762	89.3

See Accompanying Notes to Financial Statements
57

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 6.9%
	Financials: 6.9%
162,800		DuPont Fabros Technology, Inc.	$3,998,368	0.8
100,100		Entertainment Properties Trust	3,810,807	0.8
637,043		MFA Mortgage Investments, Inc.	4,714,118	1.0
79,000		Mid-America Apartment Communities, Inc.	4,066,130	0.9
183,572		National Retail Properties, Inc.	3,935,784	0.8
		Other Securities	12,444,692	2.6
		Total Real Estate Investment Trusts ( Cost $30,809,450 )	32,969,899	6.9
EXCHANGE-TRADED FUNDS: 2.1%
	Exchange-Traded Funds: 2.1%
133,465	L	iShares Russell 2000 Index Fund	8,152,042	1.7
		Other Securities	1,967,880	0.4
		Total Exchange-Traded Funds ( Cost $10,861,709 )	10,119,922	2.1
		Total Long-Term Investments ( Cost $441,991,989 )	470,322,583	98.3
SHORT-TERM INVESTMENTS: 6.8%
	Affiliated Mutual Fund: 3.7%
17,553,000		ING Institutional Prime Money Market Fund - Class I	17,553,000	3.7
		Total Mutual Fund ( Cost $17,553,000 )	17,553,000	3.7
	Securities Lending Collateralcc: 3.1%
13,670,987		BNY Mellon Overnight Government Fund (1)	13,670,987	2.8
1,704,289	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,363,431	0.3
		Total Securities Lending Collateral ( Cost $15,375,276 )	15,034,418	3.1
		Total Short-Term Investments ( Cost $32,928,276 )	32,587,418	6.8
		Total Investments in Securities ( Cost $474,920,265 ) *	$502,910,001	105.1
		Other Assets and Liabilities - Net	(24,282,091)	(5.1)
		Net Assets	$478,627,910	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements
58

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*  Cost for federal income tax purposes is $496,557,872.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$52,490,988
Gross Unrealized Depreciation	(46,138,859)
Net Unrealized Appreciation	$6,352,129

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Asset Table
Investments, at value
Common Stock*	$427,232,762	$—	$—	$427,232,762
Real Estate Investment Trusts	32,969,899	—	—	32,969,899
Exchange-Traded Funds	10,119,922	—	—	10,119,922
Short-Term Investments	31,223,987	—	1,363,431	32,587,418
Total Investments, at value	$501,546,570	$—	$1,363,431	$502,910,001

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$1,363,431	$—	$—	$—	$—	$—	$—	$—	$1,363,431
Total Investments, at value	$1,363,431	$—	$—	$—	$—	$—	$—	$—	$1,363,431

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
59

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Information Technology	21.0%
Financials	15.4%
Health Care	13.4%
Consumer Discretionary	10.9%
Consumer Staples	9.7%
Industrials	9.2%
Energy	5.8%
Materials	5.7%
Utilities	4.0%
Telecommunication Services	3.3%
Exchange-Traded Funds	0.8%
Other Assets and Liabilities - Net*	0.8%
Net Assets	100.0%

Shares			Value	Percent of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 10.9%
53,300		Best Buy Co., Inc.	$1,804,738	1.3
41,000		Coach, Inc.	1,498,550	1.1
205,100		Comcast Corp. - Class A	3,562,587	2.6
115,200		Gap, Inc.	2,241,792	1.7
39,000		Ross Stores, Inc.	2,078,310	1.5
58,400		Target Corp.	2,871,528	2.1
		Other Securities	764,516	0.6
			14,822,021	10.9
	Consumer Staples: 9.7%
149,900		Altria Group, Inc.	3,003,996	2.2
107,400		ConAgra Foods, Inc.	2,504,568	1.8
55,200		Molson Coors Brewing Co.	2,338,272	1.7
50,600		Reynolds American, Inc.	2,637,272	1.9
197,000		Sara Lee Corp.	2,777,700	2.1
			13,261,808	9.7
	Energy: 5.8%
57,300		ExxonMobil Corp.	3,270,111	2.4
76,900		National Oilwell Varco, Inc.	2,543,083	1.8
69,900	@	Noble Corp.	2,160,609	1.6
			7,973,803	5.8
	Financials: 15.4%
66,500		American Express Co.	2,640,050	1.9
63,800		Capital One Financial Corp.	2,571,140	1.9
7,700		CME Group, Inc.	2,167,935	1.6
169,500		Hudson City Bancorp., Inc.	2,074,680	1.5
111,900		JP Morgan Chase & Co.	4,096,659	3.0
27,800		PNC Financial Services Group, Inc.	1,570,700	1.2
38,600		Prudential Financial, Inc.	2,071,276	1.5
102,700		Wells Fargo & Co.	2,629,120	1.9
		Other Securities	1,233,938	0.9
			21,055,498	15.4

See Accompanying Notes to Financial Statements
60

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 13.4%
88,000		AmerisourceBergen Corp.	$2,794,000	2.0
65,100	@	Amgen, Inc.	3,424,260	2.5
72,400		Cardinal Health, Inc.	2,433,364	1.8
39,000		Covidien PLC	1,567,020	1.1
100,300	@	Forest Laboratories, Inc.	2,751,229	2.0
57,300	@	Thermo Fisher Scientific, Inc.	2,810,565	2.1
89,700		UnitedHealth Group, Inc.	2,547,480	1.9
			18,327,918	13.4
	Industrials: 9.2%
46,800		Emerson Electric Co.	2,044,692	1.5
41,600		ITT Corp.	1,868,672	1.4
68,400		Pitney Bowes, Inc.	1,502,064	1.1
31,300		Raytheon Co.	1,514,607	1.1
52,900		United Technologies Corp.	3,433,739	2.5
		Other Securities	2,133,366	1.6
			12,497,140	9.2
	Information Technology: 21.0%
78,000	@	Amdocs Ltd.	2,094,300	1.5
60,200		Broadcom Corp.	1,984,794	1.5
108,900		CA, Inc.	2,003,760	1.5
120,200	@	Dell, Inc.	1,449,612	1.1
197,700	@	EMC Corp.	3,617,910	2.6
161,800		Intel Corp.	3,147,010	2.3
40,500		International Business Machines Corp.	5,000,940	3.7
151,700	@	Marvell Technology Group Ltd.	2,390,792	1.7
155,100		Microsoft Corp.	3,568,851	2.6
72,100	@	Western Digital Corp.	2,174,536	1.6
		Other Securities	1,213,473	0.9
			28,645,978	21.0
	Materials: 5.7%
65,100		EI Du Pont de Nemours & Co.	2,251,809	1.7
97,800		International Paper Co.	2,213,214	1.6
86,600		MeadWestvaco Corp.	1,922,520	1.4
		Other Securities	1,337,136	1.0
			7,724,679	5.7
	Telecommunication Services: 3.3%
138,600		AT&T, Inc.	3,352,734	2.5
		Other Securities	1,117,200	0.8
			4,469,934	3.3
	Utilities: 4.0%
73,600		Constellation Energy Group, Inc.	2,373,600	1.7
68,900		DTE Energy Co.	3,142,529	2.3
			5,516,129	4.0
		Total Common Stock ( Cost $137,430,868 )	134,294,908	98.4

See Accompanying Notes to Financial Statements
61

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
EXCHANGE-TRADED FUNDS: 0.8%
	Exchange-Traded Funds: 0.8%
		Other Securities	$1,114,776	0.8
		Total Exchange-Traded Funds ( Cost $1,102,099 )	1,114,776	0.8
		Total Long-Term Investments ( Cost $138,532,967 )	135,409,684	99.2
SHORT-TERM INVESTMENTS: 1.1%
	Affiliated Mutual Fund: 0.7%
1,044,000		ING Institutional Prime Money Market Fund - Class I	1,044,000	0.7
		Total Mutual Fund ( Cost $1,044,000 )	1,044,000	0.7
	Securities Lending Collateralcc: 0.4%
191,188		BNY Mellon Overnight Government Fund (1)	191,188	0.2
400,919	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	320,735	0.2
		Total Securities Lending Collateral ( Cost $592,107 )	511,923	0.4
		Total Short-Term Investments ( Cost $1,636,107 )	1,555,923	1.1
		Total Investments in Securities ( Cost $140,169,074 ) *	$136,965,607	100.3
		Other Assets and Liabilities - Net	(442,191)	(0.3)
		Net Assets	$136,523,416	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

*  Cost for federal income tax purposes is $140,420,686.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,470,718
Gross Unrealized Depreciation	(10,925,797)
Net Unrealized Depreciation	$(3,455,079)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$134,294,908	$—	$—	$134,294,908
Exchange-Traded Funds	1,114,776	—	—	1,114,776
Short-Term Investments	1,235,188	—	320,735	1,555,923
Total Investments, at value	$136,644,872	$—	$320,735	$136,965,607

See Accompanying Notes to Financial Statements
62

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPORTUNISTIC LARGECAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$320,735	$—	$—	$—	$—	$—	$—	$—	$320,735
Total Investments, at value	$320,735	$—	$—	$—	$—	$—	$—	$—	$320,735

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
63

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

U.S. Government Agency Obligations	36.5%
Corporate Bonds/Notes	33.5%
U.S. Treasury Obligations	19.5%
Collateralized Mortgage Obligations	14.5%
Asset-Backed Securities	7.1%
Other Bonds	2.3%
Preferred Stock	0.2%
Other Assets and Liabilities - Net*	(13.6)%
Net Assets	100.0%

* Includes short-term investments related to commercial paper and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 33.5%
	Consumer Discretionary: 6.2%
$4,730,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	$4,848,250	0.2
7,625,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	7,651,700	0.3
9,471,000	S	Comcast Corp., 5.900%-6.500%, due 03/15/16-11/15/17	10,815,746	0.4
3,935,000	#, S	COX Communications, Inc., 6.250%, due 06/01/18	4,394,695	0.2
751,000	#, S	COX Communications, Inc., 6.950%, due 06/01/38	864,469
3,376,000	#, S	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,896,363	0.1
8,757,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	9,431,175	0.4
1,649,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	1,688,123
4,527,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	4,730,706	0.3
1,587,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	1,701,072
12,306,000	S	News America, Inc., 6.150%-6.900%, due 03/01/19-11/15/37	14,066,552	0.5
6,265,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	6,484,275	0.3
2,660,000	#	QVC, Inc., 7.500%, due 10/01/19	2,626,750	0.1
7,763,000	S	Time Warner Cable, Inc., 3.500%-8.750%, due 02/01/15-02/14/19	9,563,800	0.4
10,230,000	S	Time Warner, Inc., 5.500%-7.700%, due 11/15/11-03/15/40	11,328,563	0.4
6,275,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	6,886,813	0.3
3,890,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	3,958,075	0.2
		Other Securities	54,148,093	2.1
			159,085,220	6.2
	Consumer Staples: 2.2%
2,395,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	2,621,059	0.1
7,314,000	S	CVS Caremark Corp., 6.125%-6.600%, due 03/15/19-09/15/39	7,986,585	0.3
1,615,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	1,627,113	0.1
6,555,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	6,817,200	0.3
5,345,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	5,946,313	0.2
		Other Securities	31,097,930	1.2
			56,096,200	2.2
	Energy: 3.3%
4,900,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	5,132,750	0.2
955,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	990,813	0.1
955,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,000,363
4,000,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—	0.0
4,900,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	3,201,931	0.1

See Accompanying Notes to Financial Statements
64

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Energy (continued)
$617,699	±, I, X	PEA Lima, LLC, 0.000%, due 03/20/14	$—	0.0
1,825,000	#, S	Williams Partners L.P., 5.250%, due 03/15/20	1,869,714	0.1
		Other Securities	70,886,631	2.8
			83,082,202	3.3
	Financials: 10.9%
7,672,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	7,754,382	0.6
7,958,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	7,162,200
8,714,000	S	Citigroup, Inc., 6.010%-8.500%, due 01/15/15-05/22/19	9,975,014	0.4
3,403,000	#, S	Corestates Capital Trust I, 8.000%, due 12/15/26	3,542,656	0.1
3,280,000	#, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,478,732	0.1
6,644,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	6,776,880	0.3
9,876,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	11,104,565	0.4
10,758,000	S	General Electric Capital Corp., 5.875%-6.875%, due 08/07/19-01/10/39	11,584,366	0.5
15,557,000	S	Goldman Sachs Group, Inc., 5.375%-6.250%, due 09/01/17-03/15/20	15,979,736	0.6
3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	3,109,539	0.5
10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	10,635,614
2,570,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	2,441,500	0.4
9,149,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	8,531,443
1,299,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,341,218	0.1
10,105,000	S	Morgan Stanley, 4.100%-7.300%, due 01/26/15-05/13/19	10,285,565	0.4
10,406,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	11,472,584	0.4
1,585,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	1,604,813	0.1
5,301,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	6,646,229	0.3
413,887	#, S	Power Receivable Finance, LLC, 6.290%, due 01/01/12	422,206	0.0
9,213,000	S	Protective Life Corp., 8.450%, due 10/15/39	9,859,458	0.4
5,491,000	#	Rabobank, 11.000%, due 12/29/49	6,800,461	0.3
2,410,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,367,825	0.1
4,098,000	±, S, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	—	0.0
3,990,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	3,940,125	0.2
3,726,000	#	Voto-Votorantim Ltd, 6.750%, due 04/05/21	3,781,890	0.1
2,657,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	2,763,073	0.1
		Other Securities	115,357,547	4.5
			277,719,621	10.9
	Health Care: 0.9%
		Other Securities	24,065,915	0.9
	Industrials: 1.4%
2,835,000	#	Bombardier, Inc., 7.500%, due 03/15/18	2,934,225	0.3
2,835,000	#	Bombardier, Inc., 7.750%, due 03/15/20	2,955,488
2,300,000	#	Kazatomprom, 6.250%, due 05/20/15	2,340,250	0.1
9,938,000	S	RR Donnelley & Sons Co., 7.625%-8.600%, due 08/15/16-06/15/20	10,554,831	0.4
		Other Securities	15,530,673	0.6
			34,315,467	1.4
	Information Technology: 1.0%
475,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	473,813	0.2
5,425,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	5,411,438
		Other Securities	19,458,183	0.8
			25,343,434	1.0

See Accompanying Notes to Financial Statements
65

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Materials: 1.8%
$2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$2,431,235	0.2
3,316,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	4,188,025
		Other Securities	40,303,542	1.6
			46,922,802	1.8
	Telecommunication Services: 2.5%
10,113,000	S	AT&T, Inc., 6.550%-6.700%, due 11/15/13-02/15/39	11,509,745	0.5
4,723,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	4,799,749	0.2
3,140,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	3,147,850	0.2
2,508,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,526,810
		Other Securities	41,016,501	1.6
			63,000,655	2.5
	Utilities: 3.3%
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	3,583,709	0.1
3,810,000	#	EDP Finance BV, 4.900%, due 10/01/19	3,458,307	0.3
3,166,000	#	EDP Finance BV, 6.000%, due 02/02/18	3,122,762
3,569,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	3,591,456	0.2
3,176,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	3,447,392	0.1
5,418,000	#	Enel Finance International SA, 6.000%, due 10/07/39	5,230,104	0.2
660,675	#, S	Juniper Generation, LLC, 6.790%, due 12/31/14	615,778	0.0
		Other Securities	61,789,173	2.4
			84,838,681	3.3
		Total Corporate Bonds/Notes ( Cost $808,489,282 )	854,470,197	33.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.5%
	Federal Home Loan Mortgage Corporation##: 12.4%
25,950,000	S	3.000%, due 04/07/15	25,961,833
28,320,000	S	3.250%, due 04/23/15	28,366,388
77,384,000	W	4.500%, due 08/15/39	79,898,980
41,410,174	S	5.000%, due 08/15/16-02/15/35	44,051,999	12.4
77,530,340	S	5.500%, due 08/15/20-09/15/35	82,088,917
20,356,805	S	6.000%, due 01/15/29-04/15/36	22,364,376
90,099,899	W, S, ^	3.450%-7.500%, due 05/15/17-03/15/38	32,335,247
			315,067,740	12.4
	Federal National Mortgage Association##: 18.8%
161,507,000	W	4.500%, due 07/01/25-07/15/35	167,508,321
59,829,370	S	5.000%, due 12/01/23-05/01/39	63,591,607
73,966,000	W	5.500%, due 07/15/34	79,409,454
24,956,082	S	5.500%, due 11/01/16-06/01/38	26,165,174
27,282,000	W	6.000%, due 08/12/40	29,515,714	18.8
38,684,305	S	6.000%, due 06/01/16-12/25/49	42,491,205
16,363,000	W	6.500%, due 08/01/39	17,876,578
10,008,826	S	7.000%, due 08/01/25-04/01/38	11,173,443
152,181,927	S, ^	0.747%-27.211%, due 11/01/18-03/25/38	42,508,529
			480,240,025	18.8

See Accompanying Notes to Financial Statements
66

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Government National Mortgage Association: 5.3%
$74,704,000	W	5.000%, due 07/15/33	$79,583,142
97,562,979	S, ^	5.000%, due 04/20/38-06/16/39	10,599,743	5.3
11,333,587	S	5.500%, due 09/15/38-09/15/39	12,267,900
169,831,629	S, ^	3.125%-7.500%, due 04/15/22-07/01/40	33,187,890
			135,638,675	5.3
		Total U.S. Government Agency Obligations ( Cost $896,715,346 )	930,946,440	36.5
U.S. TREASURY OBLIGATIONS: 19.5%
	U.S. Treasury Notes: 19.5%
87,020,000	L	0.750%, due 05/31/12	87,285,150
25,458,000	S	1.000%, due 04/30/12	25,652,906
81,178,000	L	1.125%, due 06/15/13	81,513,752	19.5
41,041,000	L	2.125%, due 05/31/15	41,752,897
77,543,000	L	3.500%, due 05/15/20	81,165,576
160,899,000	S, L	4.625%, due 02/15/40	180,885,713
		Total U.S. Treasury Obligations ( Cost $489,893,844 )	498,255,994	19.5
ASSET-BACKED SECURITIES: 7.1%
	Automobile Asset-Backed Securities: 2.6%
4,310,000	#, S	Bank of America Auto Trust, 3.520%, due 06/15/16	4,514,976	0.2
5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	5,596,010
5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	5,970,505	0.9
11,297,000	#, S	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	11,726,286
16,102,000	S	Harley-Davidson Motorcycle Trust, 2.620%-5.520%, due 11/15/13-03/15/14	16,507,101	0.6
		Other Securities	22,888,549	0.9
			67,203,427	2.6
	Credit Card Asset-Backed Securities: 3.4%
10,706,000		Capital One Multi-Asset Execution Trust, 5.050%, due 12/17/18	12,003,044	1.1
14,040,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	16,353,205
10,100,000	S	Chase Issuance Trust, 5.160%, due 04/16/18	11,437,210	0.5
1,095,000		Chase Issuance Trust, 5.120%, due 10/15/14	1,190,069
14,655,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	15,677,482	1.1
11,703,000	S	Citibank Credit Card Issuance Trust, 1.000%-5.700%, due 05/15/13-07/15/13	11,654,712
10,058,000		MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	10,731,820	0.4
		Other Securities	8,648,187	0.3
			87,695,729	3.4
	Home Equity Asset-Backed Securities: 0.2%
		Other Securities	3,466,354	0.2
	Other Asset-Backed Securities: 0.9%
4,200,000	#, S	Carlyle High Yield Partners, 0.798%, due 08/11/16	3,897,907	0.1
3,360,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,271,627
2,876,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,410,951	0.4
5,273,388	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%-5.501%,
		due 08/25/35-12/25/36	4,707,870
		Other Securities	9,008,875	0.4
			23,297,230	0.9
		Total Asset-Backed Securities ( Cost $183,581,015 )	181,662,740	7.1

See Accompanying Notes to Financial Statements
67

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.5%
	$14,755,515	S	Banc of America Commercial Mortgage, Inc., 4.783%-5.350%,
			due 07/10/43-09/10/47	$15,457,920	0.6
	10,155,000		Bear Stearns Adjustable Rate Mortgage Trust, 2.878%, due 08/25/35	9,528,622	0.4
	11,224,000	S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	11,461,862	0.4
	189,153,723	#, S, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.118%, due 12/11/49	1,501,786	0.1
	4,645,606	#, S, ^	Commercial Mortgage Asset Trust, 1.092%, due 01/17/32	134,784	0.3
	5,961,600	S	Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	6,568,078
	5,242,000	#	Commercial Mortgage Pass-Through Certificates, 5.449%, due 02/05/19	5,231,248
	6,105,000	#, S	Commercial Mortgage Pass-through Certificates, 0.850%, due 07/16/34	5,932,332	1.2
	10,570,000	S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	10,946,344
	7,148,000	S	Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	7,410,409
	402,003,653	#, ^	Credit Suisse Mortgage Capital Certificates, 0.129%, due 09/15/40	2,642,048	0.3
	4,320,000	#, S	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	4,320,683
	11,454,083	S	GMAC Mortgage Corp. Loan Trust, 4.579%-5.370%, due 10/19/33-11/19/35	10,676,066	0.4
	10,245,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	10,283,996
	11,253,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	11,093,471	1.6
	19,711,000	S	Greenwich Capital Commercial Funding Corp., 5.224%-6.085%,
			due 04/10/37-12/10/49	18,877,358
	2,655,000	#	GS Mortgage Securities Corp. II, 6.060%, due 07/12/38	2,665,041	0.1
	6,265,000	S, I, X	Hudson Mezzanine Funding, 1.093%, due 06/12/42	—	0.0
	10,940,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.360%, due 12/15/44	11,651,494
	11,185,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	11,792,489	1.6
	761,532,170	S, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%-6.022%,
			due 01/12/37-02/15/51	17,733,219
	26,060,806	S	JP Morgan Mortgage Trust, 4.781%-5.407%, due 07/25/35-11/25/35	24,031,618	0.9
	315,844,272	#, ^	LB-UBS Commercial Mortgage Trust, 0.191%, due 09/15/39	5,518,557
	9,946,000	S	LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	10,575,686
	10,240,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	10,215,281	2.1
	10,490,000	S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	11,282,253
	82,006,106	S, ^	LB-UBS Commercial Mortgage Trust, 0.323%-5.437%, due 06/15/29-11/15/40	15,163,490
	195,783,736	#, S, ^	Merrill Lynch Mortgage Trust, 0.559%, due 08/12/43	3,417,346	0.4
	6,250,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	6,526,679
	1,870,000	#	Morgan Stanley Dean Witter Capital I, 7.206%, due 10/15/35	1,861,660	0.1
	50,144,384	#, ^	RBSCF Trust, 1.155%, due 04/15/24	1,741,148	0.2
	5,384,000	#	RBSCF Trust, 5.420%, due 01/19/49	4,603,320
	9,816,233	S	Residential Asset Securitization Trust, 5.500%, due 02/25/35	9,087,943	0.3
	13,243,980	S	Structured Adjustable Rate Mortgage Loan Trust, 5.499%, due 11/25/34	12,716,627	0.5
	11,190,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	11,605,076	0.6
	4,670,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	4,265,837
	7,914,188	#, S	Wells Fargo Mortgage-Backed Securities Trust, 5.301%, due 06/26/35	7,590,514
	10,515,951	S	Wells Fargo Mortgage-Backed Securities Trust, 4.861%-5.295%,		0.7
			due 12/25/33-05/25/35	10,467,610
			Other Securities	43,917,004	1.7
			Total Collateralized Mortgage Obligations ( Cost $371,065,757 )	370,496,899	14.5
OTHER BONDS: 2.3%
		Foreign Government Bonds: 2.3%
BRL	110,496,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	59,519,390	2.3
			Total Other Bonds ( Cost $58,826,356 )	59,519,390	2.3

See Accompanying Notes to Financial Statements
68

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
PREFERRED STOCK: 0.2%
	Financials: 0.2%
		Other Securities	$5,654,612	0.2
		Total Preferred Stock ( Cost $5,656,875 )	5,654,612	0.2
		Total Long-Term Investments ( Cost $2,814,228,475 )	2,901,006,272	113.6
Principal Amount			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 16.5%
	Commercial Paper: 4.6%
$4,739,000		CVS Caremark Corp., 0.300%, due 07/01/10	$4,738,961	0.2
10,000,000		Dexia, 0.200%, due 07/01/10	9,999,944	0.4
18,000,000		General Mills, Inc., 0.370%, due 08/02/10	17,993,895	0.7
25,000,000		Natixis, 0.270%, due 07/07/10	25,000,049	1.0
25,000,000		United Health Care, 0.360%, due 07/01/10	24,999,748	1.0
10,000,000		Volkswagen AG, 0.330%, due 07/01/10	9,999,908	1.0
14,560,000		Volkswagen AG, 0.370%, due 07/14/10	14,557,897
		Other Securities	8,399,134	0.3
		Total Commercial Paper ( Cost $115,688,671 )	115,689,536	4.6
Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 11.9%
296,935,397		BNY Mellon Overnight Government Fund (1)	$296,935,397	11.6
9,207,558	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	7,366,046	0.3
		Total Securities Lending Collateral ( Cost $306,142,955 )	304,301,443	11.9
		Total Short-Term Investments ( Cost $421,831,626 )	419,990,979	16.5
		Total Investments in Securities ( Cost $3,236,060,101 ) *	$3,320,997,251	130.1
		Other Assets and Liabilities - Net	(767,830,523)	(30.1)
		Net Assets	$2,553,166,728	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

&  Payment-in-kind

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements
69

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $3,237,543,795.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$129,405,833
Gross Unrealized Depreciation	(45,952,377)
Net Unrealized Appreciation	$83,453,456

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Preferred Stock	$—	$5,654,612	$—	$5,654,612
Corporate Bonds/Notes	—	854,470,197	—	854,470,197
U.S. Government Agency Obligations	—	930,946,440	—	930,946,440
U.S. Treasury Obligations	—	498,255,994	—	498,255,994
Asset-Backed Securities	—	166,038,547	15,624,193	181,662,740
Collateralized Mortgage Obligations	—	361,572,896	8,924,003	370,496,899
Other Bonds	—	59,519,390	—	59,519,390
Short-Term Investments	296,935,397	115,689,536	7,366,046	419,990,979
Total Investments, at value	$296,935,397	$2,992,147,612	$31,914,242	$3,320,997,251
Other Financial Instruments+:
Forward foreign currency contracts	—	444,856	—	444,856
Futures	5,024,587	—	—	5,024,587
Swaps, at value	—	5,659,039	—	5,659,039
Total Assets	$301,959,984	$2,998,251,508	$31,914,242	$3,332,125,734
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,926,809)	$—	$(1,926,809)
Futures	(5,591,604)	—	—	(5,591,604)
Swaps, at value	—	(11,769,175)	—	(11,769,175)
Total Liabilities	$(5,591,604)	$(13,695,984)	$—	$(19,287,588)

See Accompanying Notes to Financial Statements
70

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Corporate Bonds/ Notes	$16,978,859	$—	$(14,907,000)	$—	$—	$(311,428)	$—	$(1,760,431)	$—
Asset-Backed Securities	127,906	11,792,568	(171,146)	(5,460)	(74,814)	57,232	3,897,907	—	15,624,193
Collateralized Mortgage Obligations	22,304,519	8,772,672	(9,273,063)	1,477	145,652	58,580	—	(13,085,834)	8,924,003
Other Bonds	61,613,552	—	—	—	—	—	—	(61,613,552)	—
Short-Term Investments	7,366,046	—	—	—	—	—	—	—	7,366,046
Total Investments, at value	$108,390,882	$20,565,240	$(24,351,209)	$(3,983)	$70,838	$(195,616)	$3,897,907	$(76,459,817)	$31,914,242

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(7,100).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indian Rupee INR 718,681,828	BUY	07/02/10	USD 15,281,349	15,473,826	$192,477
Indian Rupee INR 718,681,828	BUY	07/30/10	15,326,974	15,413,261	86,287
					$278,764
Brazilian Real BRL 110,421,544	SELL	07/02/10	59,248,562	61,175,371	$(1,926,809)
Brazilian Real BRL 110,421,544	SELL	07/30/10	60,952,497	60,786,405	166,092
					$(1,760,717)

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	1,321	09/30/10	$156,342,411	$2,690,296
U.S. Treasury 10-Year Note	1,212	09/21/10	148,526,818	2,334,291
			$304,869,229	$5,024,587
Short Contracts
U.S. Treasury 2-Year Note	3,815	09/30/10	$834,829,278	$(2,187,385)
U.S. Treasury Long Bond	990	09/21/10	126,225,000	(3,404,219)
			$961,054,278	$(5,591,604)

See Accompanying Notes to Financial Statements
71

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	2,758,500	$(54,588)	$—	$(54,588)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	1,710,000	506,654	372,717	133,937
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	3,460,000	1,025,161	723,796	301,365
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	13,751,000	4,074,275	1,565,442	2,508,833
							$5,551,502	$2,661,955	$2,889,547

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread at 06/30/10(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	1.03%	USD	2,761,000	$52,949	$—	$52,949
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	1,710,000	(997,925)	(414,712)	(583,212)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	3,460,000	(2,019,193)	(915,390)	(1,103,803)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	3,435,000	(2,004,603)	(822,519)	(1,182,085)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000%	09/20/13	43.45%	USD	6,874,000	(4,011,541)	(826,025)	(3,185,516)
								$(8,980,313)	$(2,978,646)	$(6,001,667)

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citibank N.A.	05/11/20	USD	64,520,000	$(2,681,325)	$—	$(2,681,325)
				$(2,681,325)	$—	$(2,681,325)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter

See Accompanying Notes to Financial Statements
72

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)
into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$444,856
Credit contracts	Swaps, at value	5,659,039
Interest rate contracts	Net Assets — Unrealized appreciation*	5,024,587
Total Asset Derivatives		$11,128,482
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,926,809
Credit contracts	Swaps, at value	9,087,850
Interest rate contracts	Swaps, at value	2,681,325
Interest rate contracts	Net Assets — Unrealized depreciation*	5,591,604
Total Liability Derivatives		$19,287,588

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(86,921)	$(86,921)
Foreign exchange contracts	5,130,546	—	—	5,130,546
Interest rate contracts	—	(3,195,954)	(271,813)	(3,467,767)
Total	$5,130,546	$(3,195,954)	$(358,734)	$1,575,858

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,621,182)	$(1,621,182)
Foreign exchange contracts	(1,902,801)	—	—	(1,902,801)
Interest rate contracts	—	(4,410,165)	(2,681,325)	(7,091,490)
Total	$(1,902,801)	$(4,410,165)	$(4,302,507)	$(10,615,473)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
73

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)   AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Commercial Paper	42.0%
Repurchase Agreement	34.8%
Corporate Bonds/Notes	12.6%
Certificates of Deposit	8.0%
U.S. Government Agency Obligations	2.7%
Securities Lending Collateral	0.1%
Other Assets and Liabilities - Net	(0.2)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 8.0%
$12,250,000		Barclays PLC, 0.500%, due 10/01/10	$12,250,000
6,250,000		BNP Paribas, 0.250%, due 07/06/10	6,250,000
14,500,000		BNP Paribas, 0.270%, due 08/02/10	14,500,000
6,000,000		Dexia Del, LLC, 0.550%, due 07/22/10	6,000,070
2,750,000		Natixis, 0.270%, due 07/07/10	2,750,005
12,000,000		Natixis, 0.340%, due 07/07/10	12,000,000
2,250,000		Rabobank USA Financial Corp., 0.340%, due 11/15/10	2,249,056
7,500,000		Rabobank USA Financial Corp., 0.530%, due 11/30/10	7,500,316
3,000,000		Royal Bank of Canada, 0.400%, due 10/28/10	2,999,008
9,500,000		Svenska Handelsbanken AB, 0.290%, due 09/01/10	9,500,000
3,000,000		Svenska Handelsbanken AB, 0.520%, due 08/30/10	3,000,050
2,250,000		Toronoto Dominion Bank, 0.450%, due 11/04/10	2,250,000
6,250,000		Toronoto Dominion Bank, 0.510%, due 11/17/10	6,250,241
6,500,000		Toronoto Dominion Bank, 0.540%, due 11/19/10	6,501,011
2,000,000		UBS AG, 1.340%, due 09/27/10	2,003,582
Total Certificates of Deposit (Cost $96,003,339)			96,003,339
COMMERCIAL PAPER: 42.0%
8,500,000		American Honda, 0.280%, due 08/31/10	8,495,967
3,500,000	#	ANZ National Bank Ltd., 0.501%, due 08/23/10	3,497,424
15,000,000	#	ANZ National Bank Ltd., 0.603%, due 04/20/11	14,926,750
6,000,000	#	ANZ National Bank Ltd., 0.704%, due 09/17/10	5,990,900

Principal Amount			Value
$28,250,000	#	ASB Finance Ltd., 0.391%, due 09/24/10	$28,224,199
14,500,000	#	Barton Capital, LLC, 0.420%, due 07/26/10	14,495,771
3,000,000	#	Barton Capital, LLC, 0.491%, due 09/16/10	2,996,856
13,000,000	#	Barton Capital, LLC, 0.491%, due 09/07/10	12,987,968
4,250,000		BNP Paribas, 0.591%, due 09/27/10	4,243,871
6,000,000	#	Cafco, LLC, 0.501%, due 09/16/10	5,993,583
26,250,000	#	Cafco, LLC, 0.561%, due 09/01/10	26,224,680
9,500,000	#	Ciesco, LLC, 0.440%, due 08/11/10	9,495,239
7,500,000	#	Ciesco, LLC, 0.501%, due 09/16/10	7,491,979
12,750,000	#	Ciesco, LLC, 0.531%, due 09/02/10	12,738,174
15,000,000		Commonwealth Bank of Australia, 0.361%, due 09/17/10	14,988,300
5,250,000	#	Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	5,249,118
7,000,000	#	Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	6,992,773
5,000,000	#	Concord Minutemen Capital Co., LLC, 0.602%, due 11/19/10	4,988,250
12,000,000	#	Concord Minutemen Capital Co., LLC, 0.955%, due 01/11/11	11,938,567
2,750,000		Credit Suisse USA, Inc., 0.250%, due 07/30/10	2,749,446
5,000,000	#	Crown Point Capital Co., 0.551%, due 07/12/10	4,999,160
6,500,000	#	Crown Point Capital Co., 0.592%, due 09/02/10	6,493,289
7,750,000	#	Crown Point Capital Co., 0.602%, due 11/19/10	7,729,496
10,500,000	#	Crown Point Capital Co., 0.955%, due 01/11/11	10,446,246
10,750,000	#	Danske Corp., 0.290%, due 07/23/10	10,748,095
700,000	#	Danske Corp., 0.300%, due 07/14/10	699,924
21,250,000		Deutsche Bank AG/London, 0.270%, due 07/26/10	21,246,016
3,000,000	#	Edison Asset Securities, LLC, 0.400%, due 08/09/10	2,998,700
6,000,000	#	Edison Asset Securities, LLC, 0.411%, due 10/18/10	5,992,552
20,000,000	#	Edison Asset Securities, LLC, 0.491%, due 09/07/10	19,981,489
27,250,000		Jupiter, 0.340%, due 08/06/10	27,239,910
4,000,000		Jupiter, 0.400%, due 08/12/10	3,998,133
6,500,000		Natixis, 0.400%, due 07/22/10	6,498,483
6,000,000		Natixis, 0.601%, due 08/06/10	5,996,880
6,000,000	#	Old Line Funding, LLC, 0.360%, due 08/13/10	5,997,420

See Accompanying Notes to Financial Statements
74

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$8,000,000	#	Old Line Funding, LLC, 0.400%, due 08/18/10	$7,995,733
15,750,000	#	Old Line Funding, LLC, 0.622%, due 12/13/10	15,705,244
12,250,000		Royal Bank of Canada, 0.571%, due 09/27/10	12,232,932
2,750,000		Societe Generale, 0.350%, due 08/03/10	2,749,118
3,750,000		Societe Generale, 0.500%, due 08/18/10	3,747,500
3,500,000		Societe Generale, 0.621%, due 09/15/10	3,495,419
8,000,000	#	Thunder Bay Funding, LLC, 0.270%, due 07/14/10	7,999,220
5,000,000	#	Thunder Bay Funding, LLC, 0.280%, due 07/13/10	4,999,533
18,750,000	#	Thunder Bay Funding, LLC, 0.420%, due 08/13/10	18,740,594
36,000,000		Variable Funding Capital Corp., 0.270%, due 07/14/10	35,996,490
7,000,000	#	Windmill Funding Corp., 0.340%, due 07/22/10	6,998,612
6,750,000	#	Windmill Funding Corp., 0.380%, due 07/26/10	6,748,219
2,500,000	#	Windmill Funding Corp., 0.491%, due 09/13/10	2,497,482
13,750,000	#	Windmill Funding Corp., 0.521%, due 09/20/10	13,733,912
9,502,000	#	Yorkstown Capital, LLC, 0.240%, due 07/09/10	9,501,463
7,200,000	#	Yorkstown Capital, LLC, 0.330%, due 07/23/10	7,198,548
Total Commercial Paper (Cost $506,115,627)			506,115,627
CORPORATE BONDS/NOTES: 12.6%
1,750,000	C	Abbott Laboratories, 3.750%, due 03/15/11	1,787,442
2,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	2,031,016
10,000,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11	10,000,000
11,140,000		Credit Suisse USA, Inc., 0.636%, due 08/16/10	11,141,410
6,064,000		Credit Suisse USA, Inc., 0.726%, due 03/02/11	6,066,097
1,750,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10	1,758,047
7,250,000		Deutsche Bank AG/London, 5.000%, due 10/12/10	7,343,834
18,750,000		Dexia Del, LLC, 0.447%, due 06/29/11	18,750,000
9,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	9,664,124
9,250,000		Kreditanstalt fuer Wiederaufbau, 4.625%, due 01/20/11	9,452,959

Principal Amount			Value
$4,500,000	#	Rabobank, 0.436%, due 06/16/11	$4,500,000
7,200,000		Rabobank USA Financial Corp., 5.000%, due 02/15/11	7,384,060
15,250,000	#,C	Royal Bank of Canada, 0.342%, due 08/01/11	15,250,000
7,000,000	C	Royal Bank of Canada, 0.611%, due 07/01/11	7,023,144
14,000,000	#,C	Svenska Handelsbanken AB, 0.404%, due 08/09/11	14,000,000
18,500,000	C	Westpac Banking Corp., 0.324%, due 06/28/11	18,500,000
6,750,000	#	Westpac Banking Corp., 0.423%, due 08/13/10	6,749,906
Total Corporate Bonds/Notes (Cost $151,402,039)			151,402,039
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%
8,500,000		Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10	8,546,313
19,500,000		Federal National Mortgage Association, 0.462%, due 03/01/11	19,439,453
750,000		Federal National Mortgage Association, 1.500%, due 09/16/10	751,729
3,300,000	L	Federal National Mortgage Association, 4.750%, due 12/15/10	3,366,294
Total U.S. Government Agency Obligations (Cost $32,103,789)			32,103,789
REPURCHASE AGREEMENTS: 34.8%

176,714,000	Goldman Sachs Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $176,714,098 to be received upon repurchase (Collateralized by $158,510,000 Federal Home Loan Mortgage Corporation, 0.000%-6.250%, Market Value plus accrued interest $180,249,074, due 09/27/10-07/15/32)	176,714,000
242,000,000	Morgan Stanley Repurchase Agreement dated 06/30/10, 0.020%, due 07/01/10, $242,000,134 to be received upon repurchase (Collateralized by $242,140,000 Federal Home Loan Bank, 0.450%-4.875%, Market Value plus accrued interest $246,845,100, due 08/13/10-06/20/12)	242,000,000
Total Repurchase Agreement (Cost $418,714,000)		418,714,000

See Accompanying Notes to Financial Statements
75

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SECURITIES LENDING COLLATERALcc: 0.1%
$297,994		BNY Mellon Overnight Government Fund(2)	$297,994
747,006	I	BNY Institutional Cash Reserves Fund, Series B(2)(3)	597,605
Total Securities Lending Collateral (Cost $1,045,000)			895,599

Total Investments in Securities (Cost $1,205,383,794)*	100.2%	$1,205,234,393
Other Assets and Liabilities - Net	(0.2)	(2,002,240)
Net Assets	100.0%	$1,203,232,153

(1)  All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

(2)  Collateral received from brokers for securites lending was invested in these short-term investments.

(3)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(149,401)
Net Unrealized Depreciation	$(149,401)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Certificates of Deposit	$—	$96,003,339	$—	$96,003,339
Commercial Paper	—	506,115,627	—	506,115,627
Corporate Bonds/Notes	—	151,402,039	—	151,402,039
U.S. Government Agency Obligations	—	32,103,789	—	32,103,789
Repurchase Agreements	—	418,714,000	—	418,714,000
Securities Lending	297,994	—	597,605	895,599
Total Investments, at value	$297,994	$1,204,338,794	$597,605	$1,205,234,393

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

See Accompanying Notes to Financial Statements
76

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	84.9%
Health Care	5.3%
Telecommunication Services	2.4%
Consumer Discretionary	1.6%
Industrials	0.8%
Other Assets and Liabilities - Net*	5.0%
Net Assets	100.0%

* Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 95.0%
	Consumer Discretionary: 1.6%
24,100	@	Amazon.com, Inc.	$2,633,166	0.9
		Other Securities	2,211,432	0.7
			4,844,598	1.6
	Health Care: 5.3%
15,500		Alcon, Inc.	2,296,945	0.8
46,100		Novartis AG	2,234,150	0.7
		Other Securities	11,614,983	3.8
			16,146,078	5.3
	Industrials: 0.8%
		Other Securities	2,375,880	0.8
	Information Technology: 84.9%
61,000		Accenture PLC	2,357,650	0.8
72,500	@	Agilent Technologies, Inc.	2,061,175	0.7
114,400		Altera Corp.	2,838,264	0.9
55,300		Amphenol Corp.	2,172,184	0.7
95,400	@	Apple, Inc.	23,995,962	7.9
246,100		Applied Materials, Inc.	2,958,122	1.0
127,100	@	Ariba, Inc.	2,024,703	0.7
99,600	@	AsiaInfo Holdings, Inc.	2,177,256	0.7
56,500		Automatic Data Processing, Inc.	2,274,690	0.7
84,400	@	BMC Software, Inc.	2,922,772	0.9
185,700		Broadcom Corp.	6,122,529	2.0
113,900		CA, Inc.	2,095,760	0.7
416,500	@	Cisco Systems, Inc.	8,875,615	2.9
77,500	@	Citrix Systems, Inc.	3,272,825	1.1
77,300	@	Cognizant Technology Solutions Corp.	3,869,638	1.3
152,100		Corning, Inc.	2,456,415	0.8
193,000	@	eBay, Inc.	3,784,730	1.2
333,300	@	EMC Corp.	6,099,390	2.0
66,000	@	F5 Networks, Inc.	4,525,620	1.5
16,910	@	Google, Inc. - Class A	7,524,105	2.5
142,700		Hewlett-Packard Co.	6,176,056	2.0
541,700		Intel Corp.	10,536,066	3.4
78,700		International Business Machines Corp.	9,717,876	3.2

See Accompanying Notes to Financial Statements
77

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Information Technology (continued)
67,300	@	Intuit, Inc.	$2,340,021	0.8
105,900	@	Juniper Networks, Inc.	2,416,638	0.8
71,600	@	Lam Research Corp.	2,725,096	0.9
243,000	@	Marvell Technology Group Ltd.	3,829,680	1.2
362,100		Microsoft Corp.	8,331,921	2.7
109,800	@	NetApp, Inc.	4,096,638	1.3
108,400	@	Novellus Systems, Inc.	2,749,024	0.9
314,200		Oracle Corp.	6,742,732	2.2
78,400	@	Polycom, Inc.	2,335,536	0.8
70,300	@	Progress Software Corp.	2,111,109	0.7
164,280		Qualcomm, Inc.	5,394,955	1.8
119,600	@	Red Hat, Inc.	3,461,224	1.1
41,000	@	Research In Motion Ltd.	2,019,660	0.7
45,800	L	SAP AG ADR	2,028,940	0.7
62,300	@	Sybase, Inc.	4,028,318	1.3
71,400	@	Teradata Corp.	2,176,272	0.7
281,600		Texas Instruments, Inc.	6,555,648	2.1
83,600	@	VeriSign, Inc.	2,219,580	0.7
44,700	@	VMware, Inc.	2,797,773	0.9
278,700	@	Yahoo!, Inc.	3,854,421	1.3
		Other Securities	66,252,801	21.7
			259,307,390	84.9
	Telecommunication Services: 2.4%
62,100	@	American Tower Corp.	2,763,450	0.9
95,000		AT&T, Inc.	2,298,050	0.7
147,400	@	VimpelCom Ltd. ADR	2,384,932	0.8
			7,446,432	2.4
		Total Common Stock ( Cost $267,234,407 )	290,120,378	95.0
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 1.0%
2,766,976		BNY Mellon Overnight Government Fund (1)	2,766,976	0.9
396,801	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	317,441	0.1
		Total Short-Term Investments ( Cost $3,163,777 )	3,084,417	1.0
		Total Investments in Securities ( Cost $270,398,184 ) *	$293,204,795	96.0
		Other Assets and Liabilities - Net	12,142,987	4.0
		Net Assets	$305,347,782	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in

See Accompanying Notes to Financial Statements
78

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $276,614,432.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,132,081
Gross Unrealized Depreciation	(21,541,718)
Net Unrealized Appreciation	$16,590,363

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$3,657,098	$1,187,500	$—	$4,844,598
Health Care	13,911,928	2,234,150	—	16,146,078
Industrials	—	2,375,880	—	2,375,880
Information Technology	249,318,751	9,988,639	—	259,307,390
Telecommunication Services	7,446,432	—	—	7,446,432
Total Common Stock	274,334,209	15,786,169	—	290,120,378
Short-Term Investments	2,766,976	—	317,441	3,084,417
Total Investments, at value	$277,101,185	$15,786,169	$317,441	$293,204,795
Other Financial Instruments+:
Forward foreign currency contracts	—	40,338	—	40,338
Total Assets	$277,101,185	$15,826,507	$317,441	$293,245,133
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	—	(560,375)	—	(560,375)
Total Liabilities	$—	$(560,375)	$—	$(560,375)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
79

ING BLACKROCK SCIENCE AND   SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swiss Franc CHF 200,000	BUY	07/21/10	USD 182,358	185,615	$3,257
EU Euro EUR 13,000	BUY	07/21/10	16,486	15,899	(587)
British Pound GBP 116,000	BUY	07/21/10	171,994	173,314	1,320
Hong Kong Sar Dollar HKD 114,000	BUY	07/21/10	14,635	14,641	6
Japanese Yen JPY 64,487,000	BUY	07/21/10	711,109	729,615	18,506
					$22,502
Swiss Franc CHF 2,568,000	SELL	07/21/10	2,383,279	2,383,295	$(16)
British Pound GBP 446,000	SELL	07/21/10	683,610	666,361	17,249
Japanese Yen JPY 812,519,000	SELL	07/21/10	8,633,183	9,192,955	(559,772)
					$(542,539)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$40,338
Total Asset Derivatives		$40,338
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$560,375
Total Liability Derivatives		$560,375

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions**
Foreign exchange contracts	$469,535
Total	$469,535
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions**
Foreign exchange contracts	$(803,269)
Total	$(803,269)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
80

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPALL  (0610-081910)

Semi-Annual Report

June 30, 2010

Classes ADV, I, S, and S2

ING Variable Products Index Funds

Domestic Equity Index Portfolios

■	ING Russell™ Large Cap Index Portfolio

■	ING Russell™ Large Cap Growth Index Portfolio

■	ING Russell™ Large Cap Value Index Portfolio

■	ING Russell™ Mid Cap Index Portfolio

■	ING Russell™ Mid Cap Growth Index Portfolio

■	ING Russell™ Small Cap Index Portfolio

Fixed-Income Index Portfolio

■	ING U.S. Bond Index Portfolio

International/Global Equity Index Portfolios

■	ING Euro STOXX 50® Index Portfolio
(formerly,	ING Dow Jones Euro STOXX 50® Index Portfolio)

■	ING FTSE 100 Index® Portfolio

■	ING Hang Seng Index Portfolio

■	ING International Index Portfolio

■	ING Japan TOPIX Index Portfolio
(formerly, ING Japan Equity Index Portfolio)
■	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World Index SM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
ING Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$916.80	0.87%	$4.13	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	917.90	0.37	1.76	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	917.90	0.62	2.95	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	915.80	0.77	3.66	1,000.00	1,020.98	0.77	3.86
ING Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$903.70	0.99%	$4.67	$1,000.00	$1,019.89	0.99%	$4.96
Class I	1,000.00	906.20	0.49	2.32	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	904.30	0.74	3.49	1,000.00	1,021.12	0.74	3.71
ING Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$928.40	1.06%	$5.07	$1,000.00	$1,019.54	1.06%	$5.31
Class I	1,000.00	930.40	0.56	2.68	1,000.00	1,022.02	0.56	2.81
Class S	1,000.00	928.70	0.81	3.87	1,000.00	1,020.78	0.81	4.06

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
ING Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$975.20	0.93%	$4.55	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	978.40	0.43	2.11	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	977.30	0.68	3.33	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	975.90	0.83	4.07	1,000.00	1,020.68	0.83	4.16
ING Russell™ Mid Cap Growth Index Portfolio
Class ADV	$1,000.00	$962.80	1.01%	$4.92	$1,000.00	$1,019.79	1.01%	$5.06
Class I	1,000.00	965.90	0.51	2.49	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	964.50	0.76	3.70	1,000.00	1,021.03	0.76	3.81
Class S2	1,000.00	964.40	0.91	4.43	1,000.00	1,020.28	0.91	4.56
ING Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$975.20	0.95%	$4.65	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	978.40	0.45	2.21	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	977.10	0.70	3.43	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	976.00	0.85	4.16	1,000.00	1,020.58	0.85	4.26
ING U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,047.60	0.95%	$4.82	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,049.70	0.45	2.29	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,049.20	0.70	3.56	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,048.90	0.85	4.32	1,000.00	1,020.58	0.85	4.26
ING Euro STOXX 50® Index Portfolio
Class ADV	$1,000.00	$753.70	0.91%	$3.96	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	755.40	0.41	1.78	1,000.00	1,022.76	0.41	2.06
ING FTSE 100 Index® Portfolio
Class ADV	$1,000.00	$850.90	0.91%	$4.18	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	853.10	0.41	1.88	1,000.00	1,022.76	0.41	2.06
ING Hang Seng Index Portfolio
Class ADV	$1,000.00	$924.80	1.24%	$5.92	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	927.10	0.74	3.54	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	925.50	0.99	4.73	1,000.00	1,019.89	0.99	4.96
ING International Index Portfolio
Class ADV	$1,000.00	$861.60	1.00%	$4.62	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	863.70	0.50	2.31	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	862.10	0.75	3.46	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	861.30	0.90	4.15	1,000.00	1,020.33	0.90	4.51
ING Japan TOPIX Index Portfolio
Class ADV	$1,000.00	$966.70	0.95%	$4.63	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	968.90	0.45	2.20	1,000.00	1,022.56	0.45	2.26
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV	$1,000.00	$864.60	1.34%	$6.20	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	855.80	0.84	3.87	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	864.40	1.09	5.04	1,000.00	1,019.39	1.09	5.46

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
ASSETS:
Investments in securities at value+*	$646,079,616	$322,748,639	$75,982,556	$1,252,287,309
Short-term investments**	418,349	8,298,553	—	35,613,810
Short-term investments in affiliates***	17,513,000	4,643,000	1,023,000	35,655,000
Cash	438,830	134,437	59	10,993,427
Cash collateral for futures	1,522,203	314,062	199,835	3,228,231
Receivables:
Investment securities sold	—	—	—	121,743
Fund shares sold	839,620	688,250	434,826	409,660
Dividends and interest	896,794	457,549	103,751	1,585,746
Prepaid expenses	10,894	4,000	1,086	12,582
Reimbursement due from manager	11,898	—	542	28,226

Total assets	667,731,204	337,288,490	77,745,655	1,339,935,734

LIABILITIES:
Payable for investment securities purchased	319,942	—	—	11,095,418
Payable for fund shares redeemed	143,668	89,552	19,095	586,357
Payable upon receipt of securities loaned	522,936	8,544,681	—	35,667,578
Payable to affiliates	288,423	155,488	37,968	487,733
Payable for directors fees	3,328	1,639	386	6,461
Other accrued expenses and liabilities	241,127	84,877	92,714	14,202

Total liabilities	1,519,424	8,876,237	150,163	47,857,749

NET ASSETS	$666,211,780	$328,412,253	$77,595,492	$1,292,077,985

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$880,866,938	$509,363,508	$91,599,074	$1,197,425,804
Undistributed net investment income	5,472,471	2,262,517	646,955	8,124,693
Accumulated net realized loss	(309,677,175)	(203,450,149)	(24,001,746)	(22,802,497)
Net unrealized appreciation	89,549,546	20,236,377	9,351,209	109,329,985

NET ASSETS	$666,211,780	$328,412,253	$77,595,492	$1,292,077,985

+ Including securities loaned at value	$424,883	$8,297,106	$—	$34,640,359
* Cost of investments in securities	$555,785,284	$302,025,779	$66,577,997	$1,141,619,775
** Cost of short-term investments	$522,936	$8,544,681	$—	$35,667,578
*** Cost of short-term investments in affiliates	$17,513,000	$4,643,000	$1,023,000	$35,655,000

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
Class ADV:
Net assets	$7,427,066	$156,332	$21,373	$5,118,396
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	945,104	13,576	2,036	570,465
Net asset value and redemption price per share	$7.86	$11.52	$10.50	$8.97
Class I:
Net assets	$264,611,443	$204,663,991	$41,562,592	$1,176,477,580
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	33,409,182	17,705,384	3,945,051	130,117,159
Net asset value and redemption price per share	$7.92	$11.56	$10.54	$9.04
Class S:
Net assets	$394,169,172	$123,591,930	$36,011,527	$110,477,120
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,920,432	10,716,112	3,422,325	12,275,129
Net asset value and redemption price per share	$7.90	$11.53	$10.52	$9.00
Class S2:
Net assets	$4,099	n/a	n/a	$4,889
Shares authorized	100,000,000	n/a	n/a	100,000,000
Par value	$0.001	n/a	n/a	$0.001
Shares outstanding	509	n/a	n/a	543
Net asset value and redemption price per share	$8.05	n/a	n/a	$9.00

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Euro STOXX 50® Index Portfolio
ASSETS:
Investments in securities at value+*	$255,090,129	$610,375,476	$3,493,492,998	$712,201,183
Investments in affiliates**	—	—	—	12,017,818
Short-term investments***	10,943,031	54,351,873	342,314,042	68,961,296
Short-term investments in affiliates****	4,549,000	38,024,000	293,618,429	—
Short-term investments at amortized cost	—	—	49,996,232	—
Cash	1,783,497	1,518,408	275,169	885
Cash collateral for futures	228,398	1,489,161	—	2,287,240
Collateral at broker (Note 2)	—	—	140,000,000	—
Foreign currencies at value*****	—	130,383	—	1,251,189
Receivables:
Investment securities sold	496,583	—	43,385,674	29,530,982
Investment securities sold on a delayed-delivery or when-issued basis	—	—	35,497,155	—
Fund shares sold	52,924	518,113	116,450	34,672
Dividends and interest	183,801	672,691	23,541,054	374,456
Unrealized appreciation on forward foreign currency contracts	—	—	—	9,716
Prepaid expenses	3,120	5,948	35,253	19,722
Reimbursement due from manager	—	8,557	34,883	—

Total assets	273,330,483	707,094,610	4,422,307,339	826,689,159

LIABILITIES:
Payable for investment securities purchased	2,108,341	20,968,091	64,004,236	13,451,379
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	495,283,766	—
Payable for fund shares redeemed	46,603	108,735	2,642,069	206,041
Payable upon receipt of securities loaned	11,158,603	54,452,339	217,410,117	68,961,296
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,064,308
Payable to affiliates	157,106	268,293	1,289,542	226,754
Payable for directors fees	1,299	3,154	18,220	3,704
Other accrued expenses and liabilities	93,023	42,386	148,908	212,541
Payable for borrowings against line of credit	—	—	—	1,895,000

Total liabilities	13,564,975	75,842,998	780,796,858	86,021,023

NET ASSETS	$259,765,508	$631,251,612	$3,641,510,481	$740,668,136

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$414,502,305	$634,367,173	$3,479,464,668	$905,165,739
Undistributed net investment income	467,130	2,914,701	20,020,439	19,074,989
Accumulated net realized gain (loss)	(181,968,852)	(22,404,747)	28,229,967	(7,422,209)
Net unrealized appreciation or depreciation	26,764,925	16,374,485	113,795,407	(176,150,383)

NET ASSETS	$259,765,508	$631,251,612	$3,641,510,481	$740,668,136

+ Including securities loaned at value	$10,893,867	$52,098,259	$214,824,454	$59,855,057
* Cost of investments in securities	$227,935,660	$593,099,159	$3,379,699,103	$884,249,081
** Cost of investments in affiliates	$—	$—	$—	$14,615,965
*** Cost of short-term investments	$11,158,603	$54,452,339	$342,312,530	$68,961,296
****Cost of short-term investments in affiliates	$4,549,000	$38,024,000	$293,618,429	$—
*****Cost of foreign currencies	$—	$142,147	$—	$1,257,625

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Euro STOXX 50® Index Portfolio
Class ADV:
Net assets	$3,764	$4,947,726	$2,425,699	$1,287,632
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	522,986	224,555	148,070
Net asset value and redemption price per share	$12.50	$9.46	$10.80	$8.70
Class I:
Net assets	$9,142,558	$468,358,569	$3,366,683,730	$739,380,504
Shares authorized	100,000,000	100,000,000	500,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	729,158	49,048,505	310,764,835	84,640,514
Net asset value and redemption price per share	$12.54	$9.55	$10.83	$8.74
Class S:
Net assets	$249,181,194	$157,940,601	$272,397,806	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	19,895,932	16,613,007	25,217,040	n/a
Net asset value and redemption price per share	$12.52	$9.51	$10.80	n/a
Class S2:
Net assets	$1,437,992	$4,716	$3,246	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	114,946	498	300	n/a
Net asset value and redemption price per share	$12.51	$9.48	$10.81	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio
ASSETS:
Investments in securities at value+*	$541,762,014	$146,794,323	$277,366,728
Investments in affiliates**	—	—	898,720
Short-term investments***	970,134	—	7,067,740
Short-term investments in affiliates****	—	—	8,332,000
Cash	7,293,239	—	5,788
Cash collateral for futures	1,648,273	475,329	1,244,343
Foreign currencies at value*****	3,575,167	965,277	6,086,138
Receivables:
Investment securities sold	—	2,922,129	3,900
Fund shares sold	212	27,107	635,426
Dividends and interest	3,345,035	762,907	1,130,859
Unrealized appreciation on forward foreign currency contracts	—	—	250,538
Prepaid expenses	18,139	1,175	4,691
Reimbursement due from manager	—	—	22,234

Total assets	558,612,213	151,948,247	303,049,105

LIABILITIES:
Payable for fund shares redeemed	159,878	25,755	51,792
Payable upon receipt of securities loaned	970,134	—	7,075,285
Unrealized depreciation on forward foreign currency contracts	483,273	—	175,777
Payable to affiliates	172,773	88,784	136,027
Payable to custodian due to bank overdraft	—	1,375,052	—
Payable for directors fees	2,784	752	1,474
Other accrued expenses and liabilities	218,109	73,955	207,237

Total liabilities	2,006,951	1,564,298	7,647,592

NET ASSETS	$556,605,262	$150,383,949	$295,401,513

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$594,219,761	$153,244,743	$441,864,791
Undistributed net investment income	9,664,995	2,078,637	5,283,585
Accumulated net realized loss	(2,509,137)	(1,499,334)	(173,482,245)
Net unrealized appreciation or depreciation	(44,770,357)	(3,440,097)	21,735,382

NET ASSETS	$556,605,262	$150,383,949	$295,401,513

+ Including securities loaned at value	$914,000	$—	$6,621,950
* Cost of investments in securities	$582,390,021	$150,155,103	$255,439,144
** Cost of investments in affiliates	$—	$—	$897,812
*** Cost of short-term investments	$970,134	$—	$7,075,285
****Cost of short-term investments in affiliates	$—	$—	$8,332,000
*****Cost of foreign currencies	$3,568,952	$964,785	$5,967,292

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio
Class ADV:
Net assets	$950,391	$376,800	$1,772,934
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	97,625	31,270	260,804
Net asset value and redemption price per share	$9.74	$12.05	$6.80
Class I:
Net assets	$555,654,871	$93,222,710	$216,500,412
Shares authorized	100,000,000	100,000,000	200,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	56,888,770	7,719,838	31,663,345
Net asset value and redemption price per share	$9.77	$12.08	$6.84
Class S:
Net assets	n/a	$56,784,439	$77,124,108
Shares authorized	n/a	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	4,712,201	11,334,396
Net asset value and redemption price per share	n/a	$12.05	$6.80
Class S2:
Net assets	n/a	n/a	$4,059
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	594
Net asset value and redemption price per share	n/a	n/a	$6.83

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Japan TOPIX Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
ASSETS:
Investments in securities at value+*	$454,163,311	$176,544,641
Short-term investments**	12,941,055	—
Cash	18,852,028	48,847
Cash collateral for futures	948,750	—
Foreign currencies at value***	4,220,857	429,548
Receivables:
Investment securities sold	—	248,782
Fund shares sold	26,174	1,379,408
Dividends and interest	389,872	914,870
Unrealized appreciation on forward foreign currency contracts	786,772	—
Prepaid expenses	17,082	2,265
Reimbursement due from manager	—	7,579

Total assets	492,345,901	179,575,940

LIABILITIES:
Payable for investment securities purchased	—	12,861
Payable for fund shares redeemed	134,773	—
Payable upon receipt of securities loaned	12,941,055	—
Unrealized depreciation on forward foreign currency contracts	107,519	—
Payable to affiliates	140,501	122,815
Payable for directors fees	2,395	902
Other accrued expenses and liabilities	211,609	178,376
Payable for borrowings agaist line of credit	—	270,000

Total liabilities	13,537,852	584,954

NET ASSETS	$478,808,049	$178,990,986

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$492,130,093	$248,639,264
Undistributed net investment income	3,233,653	4,075,555
Accumulated net realized loss	(2,574,824)	(50,682,191)
Net unrealized depreciation	(13,980,873)	(23,041,642)

NET ASSETS	$478,808,049	$178,990,986

+ Including securities loaned at value	$12,254,879	$—
* Cost of investments in securities	$468,605,874	$199,573,875
** Cost of short-term investments	$12,941,055	$—
*** Cost of foreign currencies	$4,186,989	$433,859

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Japan TOPIX Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV:
Net assets	$4,483,528	$256,487
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	473,808	39,585
Net asset value and redemption price per share	$9.46	$6.48
Class I:
Net assets	$474,324,521	$7
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	49,913,683	1
Net asset value and redemption price per share	$9.50	$6.37
Class S:
Net assets	n/a	$178,734,492
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	27,502,364
Net asset value and redemption price per share	n/a	$6.50

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$7,414,523	$3,327,139	$914,846	$11,090,913
Interest	43	—	—	21
Securities lending income, net	4,449	7,129	25	252,884

Total investment income	7,419,015	3,334,268	914,871	11,343,818

EXPENSES:
Investment management fees	925,897	830,487	182,225	2,188,056
Distribution and service fees:
Class ADV	19,090	394	66	10,570
Class S	552,210	172,944	42,992	158,326
Class S2	10	6	6	14
Transfer agent fees	992	439	261	1,128
Administrative service fees	370,356	184,550	40,494	705,814
Shareholder reporting expense	58,349	12,365	17,995	6,805
Professional fees	44,278	20,772	10,005	69,114
Custody and accounting expense	51,275	21,964	4,330	86,004
Directors fees	50,793	8,103	2,410	37,185
Offering expense	—	6,248	6,248	—
Miscellaneous expense	34,892	10,130	4,486	32,647
Interest expense	156	114	19	2,372

Total expenses	2,108,298	1,268,516	311,537	3,298,035
Net waived and reimbursed fees	(165,014)	(185,811)	(43,716)	(89,600)
Brokerage commission recapture	—	(11,085)	—	—

Net expenses	1,943,284	1,071,620	267,821	3,208,435

Net investment income	5,475,731	2,262,648	647,050	8,135,383

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,178,279)	9,361,453	3,054,832	(11,939,866)
Foreign currency related transactions	—	260	—	—
Futures	521,966	(258,990)	(45,910)	1,872,903

Net realized gain (loss)	(656,313)	9,102,723	3,008,922	(10,066,963)

Net change in unrealized appreciation or depreciation on:
Investments	(62,791,816)	(45,514,126)	(10,146,023)	(22,916,086)
Foreign currency related transactions	—	(390)	—	—
Futures	(930,013)	(211,943)	(44,487)	(2,014,389)

Net change in unrealized appreciation or depreciation	(63,721,829)	(45,726,459)	(10,190,510)	(24,930,475)

Net realized and unrealized loss	(64,378,142)	(36,623,736)	(7,181,588)	(34,997,438)

Decrease in net assets resulting from operations	$(58,902,411)	$(34,361,088)	$(6,534,538)	$(26,862,055)

* Foreign taxes withheld	$239	$(104)	$25	$—
(1) Dividends from affiliates	$15,736	$2,673	$1,150	$14,034

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Euro STOXX 50® Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,499,110	$4,156,917	$239,169	$19,324,633
Interest	—	14	52,695,909	8,622
Securities lending income, net	34,089	484,596	9,508	1,771,662

Total investment income	1,533,199	4,641,527	52,944,586	21,104,917

EXPENSES:
Investment management fees	641,071	1,114,046	5,853,218	2,347,246
Distribution and service fees:
Class ADV	10	8,578	4,474	2,518
Class S	342,023	197,775	319,369	—
Class S2	3,824	12	8	—
Transfer agent fees	406	465	2,234	699
Administrative service fees	142,459	337,586	1,829,118	391,203
Shareholder reporting expense	16,657	12,878	82,095	5,534
Professional fees	19,868	27,487	185,249	36,212
Custody and accounting expense	20,844	48,250	228,422	101,700
Directors fees	5,242	14,853	110,201	8,285
Offering expense	6,248	—	—	49,589
Miscellaneous expense	10,870	16,260	83,362	30,528
Interest expense	156	110	149	2,659

Total expenses	1,209,678	1,778,300	8,697,899	2,976,173
Net waived and reimbursed fees	(144,999)	(52,967)	(157,439)	(1,369,217)

Net expenses	1,064,679	1,725,333	8,540,460	1,606,956

Net investment income	468,520	2,916,194	44,404,126	19,497,961

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,950,639	(4,794,555)	31,146,993	(2,828,959)
Foreign currency related transactions	—	—	—	(497,561)
Futures	(37,519)	(1,117,899)	—	(1,343,187)

Net realized gain (loss)	9,913,120	(5,912,454)	31,146,993	(4,669,707)

Net change in unrealized appreciation or depreciation on:
Investments	(19,397,547)	(11,247,353)	105,213,547	(221,851,624)
Foreign currency related transactions	—	(10,568)	—	(1,094,847)
Futures	(128,919)	(2,391,764)	—	(779,633)

Net change in unrealized appreciation or depreciation	(19,526,466)	(13,649,685)	105,213,547	(223,726,104)

Net realized and unrealized gain (loss)	(9,613,346)	(19,562,139)	136,360,540	(228,395,811)

Increase (decrease) in net assets resulting from operations	$(9,144,826)	$(16,645,945)	$180,764,666	$(208,897,850)

* Foreign taxes withheld	$—	$159	$—	$3,230,971
(1) Dividends from affiliates	$3,844	$21,654	$239,169	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$11,099,563	$2,766,828	$5,882,048
Interest	40,118	61,815	64,242
Securities lending income, net	46,292	—	273,628

Total investment income	11,185,973	2,828,643	6,219,918

EXPENSES:
Investment management fees	1,804,480	456,271	613,139
Distribution and service fees:
Class ADV	2,384	320	4,276
Class S	—	65,162	122,402
Class S2	—	6	10
Transfer agent fees	709	194	584
Administrative service fees	300,743	76,044	161,350
Shareholder reporting expense	5,503	2,139	15,358
Professional fees	33,836	14,211	23,804
Custody and accounting expense	49,582	44,291	134,014
Directors fees	13,840	3,281	13,575
Offering expense	49,589	6,456	—
Miscellaneous expense	38,659	8,224	12,829
Interest expense	398	—	1,934
Licensing fees	—	30,418	—

Total expenses	2,299,723	707,017	1,103,275
Net waived and reimbursed fees	(1,052,606)	(77,182)	(168,033)

Net expenses	1,247,117	629,835	935,242

Net investment income	9,938,856	2,198,808	5,284,676

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(487,328)	(933,572)	(3,545,245)
Foreign currency related transactions	(775,222)	(12,575)	(469,513)
Futures	(67,921)	262,238	648,122

Net realized loss	(1,330,471)	(683,909)	(3,366,636)

Net change in unrealized appreciation or depreciation on:
Payment by affiliate (Note 6)	(2,869,901)	—	—
Investments	(94,702,424)	(12,358,447)	(49,155,956)
Foreign currency related transactions	(459,355)	7,144	210,169
Futures	(1,119,440)	(939,930)	(607,681)

Net change in unrealized appreciation or depreciation	(99,151,120)	(13,291,233)	(49,553,468)

Net realized and unrealized loss	(100,481,591)	(13,975,142)	(52,920,104)

Decrease in net assets resulting from operations	$(90,542,735)	$(11,776,334)	$(47,635,428)

* Foreign taxes withheld	$156,253	$190,247	$526,814
(1) Dividends from affiliates	$—	$2,149	$3,581

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Japan TOPIX Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$4,715,749	$5,012,330
Interest	122,679	182,570
Securities lending income, net	56,384	—

Total investment income	4,894,812	5,194,900

EXPENSES:
Investment management fees	1,518,461	471,420
Distribution and service fees:
Class ADV	6,180	242
Class S	—	256,085
Transfer agent fees	389	227
Administrative service fees	253,074	102,482
Shareholder reporting expense	5,102	3,847
Professional fees	25,260	12,206
Custody and accounting expense	117,550	87,137
Directors fees	11,524	4,220
Offering expense	49,589	—
Miscellaneous expense	10,198	7,039
Interest expense	2,378	2,730
Licensing fees	25,310	189,429

Total expenses	2,025,015	1,137,064
Net waived and reimbursed fees	(885,763)	(17,864)

Net expenses	1,139,252	1,119,200

Net investment income	3,755,560	4,075,700

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(163,344)	(6,093,504)
Foreign currency related transactions	(193,064)	(266,194)
Futures	(1,031,948)	—

Net realized loss	(1,388,356)	(6,359,698)

Net change in unrealized appreciation or depreciation on:
Investments	(17,547,760)	(26,998,379)
Foreign currency related transactions	1,626,075	(8,806)
Futures	(528,337)	—

Net change in unrealized appreciation or depreciation	(16,450,022)	(27,007,185)

Net realized and unrealized loss	(17,838,378)	(33,366,883)

Decrease in net assets resulting from operations	$(14,082,818)	$(29,291,183)

* Foreign taxes withheld	$364,034	$432,401
(1) Dividends from affiliates	$—	$121

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio		ING RussellTM Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	May 1, 2009(1) to December 31, 2009
FROM OPERATIONS:
Net investment income	$5,475,731	$24,662,986	$2,262,648	$2,341,493
Net realized gain (loss)	(656,313)	(162,120,812)	9,102,723	4,289,147
Net change in unrealized appreciation or depreciation	(63,721,829)	452,068,751	(45,726,459)	55,670,733

Increase (decrease) in net assets resulting from operations	(58,902,411)	314,610,925	(34,361,088)	62,301,373

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(257,832)	—	(865)	—
Class I	(9,567,028)	(165,344)	(1,566,141)	—
Class S	(14,948,772)	—	(786,063)	—

Total distributions	(24,773,632)	(165,344)	(2,353,069)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	162,125,164	542,647,701	7,593,849	19,710,765
Proceeds from shares issued in merger (Note 11)	—	338,584,266	—	347,508,383
Reinvestment of distributions	24,773,632	165,344	2,353,069	—

	186,898,796	881,397,311	9,946,918	367,219,148
Cost of shares redeemed	(136,091,810)	(1,584,400,945)	(31,085,353)	(43,255,676)

Net increase (decrease) in net assets resulting from capital share transactions	50,806,986	(703,003,634)	(21,138,435)	323,963,472

Net increase (decrease) in net assets	(32,869,057)	(388,558,053)	(57,852,592)	386,264,845

NET ASSETS:
Beginning of period	699,080,837	1,087,638,890	386,264,845	—

End of period	$666,211,780	$699,080,837	$328,412,253	$386,264,845

Undistributed net investment income at end of period	$5,472,471	$24,770,372	$2,262,517	$2,352,938

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Value Index Portfolio		ING RussellTM Mid Cap Index Portfolio
	Six Months Ended June 30, 2010	May 1, 2009(1) to December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$647,050	$1,292,653	$8,135,383	$8,546,365
Net realized gain (loss)	3,008,922	13,065,944	(10,066,963)	1,185,596
Net change in unrealized appreciation or depreciation	(10,190,510)	13,758,273	(24,930,475)	197,950,530

Increase (decrease) in net assets resulting from operations	(6,534,538)	28,116,870	(26,862,055)	207,682,491

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(362)	—	(22,950)	—
Class I	(713,610)	—	(7,484,652)	—
Class S	(582,509)	—	(660,052)	—
Class S2	—	—	(17)	—
Net realized gains:
Class ADV	(2,602)	—	—	—
Class I	(4,486,888)	—	—	—
Class S	(3,864,098)	—	—	—

Total distributions	(9,650,069)	—	(8,167,671)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,167,521	85,200,637	107,360,041	1,145,942,535
Proceeds from shares issued in merger (Note 11)	—	67,668,566	—	—
Reinvestment of distributions	9,649,645	—	8,167,671	—

	25,817,166	152,869,203	115,527,712	1,145,942,535
Cost of shares redeemed	(10,396,658)	(102,626,482)	(179,569,105)	(105,364,635)

Net increase (decrease) in net assets resulting from capital share transactions	15,420,508	50,242,721	(64,041,393)	1,040,577,900

Net increase (decrease) in net assets	(764,099)	78,359,591	(99,071,119)	1,248,260,391

NET ASSETS:
Beginning of period	78,359,591	—	1,391,149,104	142,888,713

End of period	$77,595,492	$78,359,591	$1,292,077,985	$1,391,149,104

Undistributed net investment income at end of period	$646,955	$1,296,386	$8,124,693	$8,156,981

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio		ING RussellTM Small Cap Index Portfolio
	Six Months Ended June 30, 2010	May 1, 2009(1) to December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$468,520	$949,308	$2,916,194	$3,892,357
Net realized gain (loss)	9,913,120	6,694,078	(5,912,454)	(4,708,224)
Net change in unrealized appreciation or depreciation	(19,526,466)	39,654,660	(13,649,685)	92,790,045

Increase (decrease) in net assets resulting from operations	(9,144,826)	47,298,046	(16,645,945)	91,974,178

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(5)	—	(20,300)	—
Class I	(38,679)	—	(2,825,269)	—
Class S	(879,428)	—	(748,070)	—
Class S2	(3,454)	—	(16)	—
Net realized gains:
Class ADV	(37)	—	—	—
Class I	(90,081)	—	—	—
Class S	(2,510,626)	—	—	—
Class S2	(13,671)	—	—	—

Total distributions	(3,535,981)	—	(3,593,655)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,275,481	89,958,204	112,950,031	434,704,003
Proceeds from shares issued in merger (Note 11)	—	258,969,254	—	—
Reinvestment of distributions	3,535,892	—	3,593,655	—

	16,811,373	348,927,458	116,543,686	434,704,003
Cost of shares redeemed	(27,408,105)	(113,182,457)	(118,342,333)	(81,428,146)

Net increase (decrease) in net assets resulting from capital share transactions	(10,596,732)	235,745,001	(1,798,647)	353,275,857

Net increase (decrease) in net assets	(23,277,539)	283,043,047	(22,038,247)	445,250,035

NET ASSETS:
Beginning of period	283,043,047	—	653,289,859	208,039,824

End of period	$259,765,508	$283,043,047	$631,251,612	$653,289,859

Undistributed net investment income at end of period	$467,130	$920,176	$2,914,701	$3,592,162

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING U.S. Bond Index Portfolio		ING Euro STOXX 50® Index Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	August 17, 2009(1) to December 31, 2009
FROM OPERATIONS:
Net investment income	$44,404,126	$41,873,605	$19,497,961	$3,074,323
Net realized gain (loss)	31,146,993	22,491,062	(4,669,707)	(225,781)
Net change in unrealized appreciation or depreciation	105,213,547	6,164,114	(223,726,104)	47,575,721

Increase (decrease) in net assets resulting from operations	180,764,666	70,528,781	(208,897,850)	50,424,263

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(9,614)	(18,473)	(6,194)	—
Class I	(23,341,583)	(38,439,046)	(4,233,832)	—
Class S	(1,627,245)	(5,483,822)	—	—
Class S2	(19)	(62)	—	—
Net realized gains:
Class ADV	—	(10,333)	(2,814)	—
Class I	—	(22,054,333)	(1,799,379)	—
Class S	—	(2,134,021)	—	—
Class S2	—	(25)	—	—

Total distributions	(24,978,461)	(68,140,115)	(6,042,219)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	621,545,140	3,775,474,669	189,999,815	789,837,216
Reinvestment of distributions	24,978,461	68,140,027	6,042,219	—

	646,523,601	3,843,614,696	196,042,034	789,837,216
Cost of shares redeemed	(929,262,655)	(365,581,551)	(65,236,999)	(15,458,309)

Net increase (decrease) in net assets resulting from capital share transactions	(282,739,054)	3,478,033,145	130,805,035	774,378,907

Net increase (decrease) in net assets	(126,952,849)	3,480,421,811	(84,135,034)	824,803,170

NET ASSETS:
Beginning of period	3,768,463,330	288,041,519	824,803,170	—

End of period	$3,641,510,481	$3,768,463,330	$740,668,136	$824,803,170

Undistributed net investment income at end of period	$20,020,439	$594,774	$19,074,989	$3,817,054

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING FTSE 100 Index® Portfolio		ING Hang Seng Index Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	May 1, 2009(1) to December 31, 2009
FROM OPERATIONS:
Net investment income	$9,938,856	$3,919,867	$2,198,808	$232,940
Net realized gain (loss)	(1,330,471)	2,989,939	(683,909)	(424,283)
Net change in unrealized appreciation or depreciation	(99,151,120)	54,380,763	(13,291,233)	9,851,136

Increase (decrease) in net assets resulting from operations	(90,542,735)	61,290,569	(11,776,334)	9,659,793

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(6,380)	—	(3)	(5)
Class I	(4,260,839)	—	(84,227)	(474,675)
Class S	—	—	(35,938)	(166,106)
Class S2	—	—	(3)	(8)
Net realized gains:
Class ADV	(6,588)	—	—	—
Class I	(4,099,239)	—	—	—
Return of capital:
Class ADV	—	—	—	(4)
Class I	—	—	—	(92,931)
Class S	—	—	—	(39,566)
Class S2	—	—	—	(4)

Total distributions	(8,373,046)	—	(120,171)	(773,299)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,672,051	590,860,918	41,491,616	146,588,902
Reinvestment of distributions	8,373,046	—	120,171	773,278

	84,045,097	590,860,918	41,611,787	147,362,180
Cost of shares redeemed	(49,169,114)	(31,506,427)	(24,375,578)	(11,204,429)

Net increase in net assets resulting from capital share transactions	34,875,983	559,354,491	17,236,209	136,157,751

Net increase (decrease) in net assets	(64,039,798)	620,645,060	5,339,704	145,044,245

NET ASSETS:
Beginning of period	620,645,060	—	145,044,245	—

End of period	$556,605,262	$620,645,060	$150,383,949	$145,044,245

Undistributed net investment income at end of period	$9,664,995	$3,993,358	$2,078,637	$—

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Index Portfolio		ING Japan TOPIX Index Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	August 17, 2009(1) to December 31, 2009
FROM OPERATIONS:
Net investment income	$5,284,676	$9,875,183	$3,755,560	$405,264
Net realized loss	(3,366,636)	(85,081,239)	(1,388,356)	(1,321,900)
Net change in unrealized appreciation or depreciation	(49,553,468)	204,886,381	(16,450,022)	2,469,149

Increase (decrease) in net assets resulting from operations	(47,635,428)	129,680,325	(14,082,818)	1,552,513

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(63,107)	—	(2,683)	—
Class I	(8,402,417)	—	(552,840)	—
Class S	(3,695,507)	—	—	—
Class S2	(153)	—	—	—
Net realized gains:
Class ADV	—	—	(1,328)	—
Class I	—	—	(244,619)	—

Total distributions	(12,161,184)	—	(801,470)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	65,292,645	410,829,490	27,434,274	512,781,574
Proceeds from shares issued in merger (Note 11)	—	191,779,327	—	—
Reinvestment of distributions	12,161,031	—	801,470	—

	77,453,676	602,608,817	28,235,744	512,781,574
Cost of shares redeemed	(52,440,798)	(646,865,190)	(39,314,121)	(9,563,373)

Net increase (decrease) in net assets resulting from capital share transactions	25,012,878	(44,256,373)	(11,078,377)	503,218,201

Net increase (decrease) in net assets	(34,783,734)	85,423,952	(25,962,665)	504,770,714

NET ASSETS:
Beginning of period	330,185,247	244,761,295	504,770,714	—

End of period	$295,401,513	$330,185,247	$478,808,049	$504,770,714

Undistributed net investment income at end of period	$5,283,585	$12,160,093	$3,233,653	$33,616

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$4,075,700	$6,591,023
Net realized loss	(6,359,698)	(29,765,722)
Net change in unrealized appreciation or depreciation	(27,007,185)	73,983,894

Increase (decrease) in net assets resulting from operations	(29,291,183)	50,809,195

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(5,049)	—
Class S	(7,061,976)	—

Total distributions	(7,067,025)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,990,091	54,024,114
Reinvestment of distributions	7,067,025	—

	18,057,116	54,024,114
Cost of shares redeemed	(21,965,892)	(34,321,365)

Net increase (decrease) in net assets resulting from capital share transactions	(3,908,776)	19,702,749

Net increase (decrease) in net assets	(40,266,984)	70,511,944

NET ASSETS:
Beginning of period	219,257,970	148,746,026

End of period	$178,990,986	$219,257,970

Undistributed net investment income at end of period	$4,075,555	$7,066,880

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoup-ments, if any (2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Russell™ Large Cap Index Portfolio
Class ADV
06-30-10	8.85	0.05	•	(0.74)	(0.69)	0.30		—	—	0.30	7.86	(8.32)	0.92	0.87	†	0.87	†	1.15	†	7,427	8
12-31-09	7.19	0.10	•	1.56	1.66	—		—	—	—	8.85	23.09	0.90	0.87	†	0.87	†	1.31	†	6,835	44
03-10-08(4) - 12-31-08	10.00	0.13	•	(2.87)	(2.74)	0.07		—	—	0.07	7.19	(27.42)	0.89	0.87	†	0.87	†	1.98	†	1,135	8
Class I
06-30-10	8.92	0.07	•	(0.76)	(0.69)	0.31		—	—	0.31	7.92	(8.21)	0.42	0.37	†	0.37	†	1.63	†	264,611	8
12-31-09	7.21	0.15	•	1.56	1.71	0.00	**	—	—	—	8.92	23.73	0.40	0.37	†	0.37	†	2.02	†	251,504	44
03-10-08(4) - 12-31-08	10.00	0.17	•	(2.88)	(2.71)	0.08		—	—	0.08	7.21	(27.06)	0.39	0.37	†	0.37	†	2.31	†	1,057,974	8
Class S
06-30-10	8.89	0.06		(0.75)	(0.69)	0.30		—	—	0.30	7.90	(8.21)	0.67	0.62	†	0.62	†	1.38	†	394,169	8
12-31-09	7.20	0.12	•	1.57	1.69	—		—	—	—	8.89	23.47	0.65	0.62	†	0.62	†	1.51	†	440,738	44
03-10-08(4) - 12-31-08	10.00	0.14	•	(2.87)	(2.73)	0.07		—	—	0.07	7.20	(27.23)	0.64	0.62	†	0.62	†	2.19	†	28,529	8
Class S2
06-30-10	8.79	0.05		(0.79)	(0.74)	—		—	—	—	8.05	(8.42)	0.92	0.77	†	0.77	†	1.22	†	4	8
02-27-09(4) - 12-31-09	5.89	(0.00	)**•	2.90	2.90	0.00	**	—	—	—	8.79	49.26	0.90	0.77	†	0.77	†	(0.06	)†	4	44

ING Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-10	12.81	0.04		(1.26)	(1.22)	0.07		—	—	0.07	11.52	(9.63)	1.09	0.99	†	0.99	†	0.85	†	156	23
05-01-09(4) - 12-31-09	10.00	0.07	•	2.74	2.81	—		—	—	—	12.81	28.10	1.12	1.02	†	0.98	†	0.87	†	151	5
Class I
06-30-10	12.84	0.09		(1.28)	(1.19)	0.09		—	—	0.09	11.56	(9.38)	0.59	0.49	†	0.49	†	1.32	†	204,664	23
05-01-09(4) - 12-31-09	10.00	0.08		2.76	2.84	—		—	—	—	12.84	28.40	0.62	0.52	†	0.48	†	1.45	†	241,608	5
Class S
06-30-10	12.82	0.07		(1.29)	(1.22)	0.07		—	—	0.07	11.53	(9.57)	0.84	0.74	†	0.74	†	1.07	†	123,592	23
05-01-09(4) - 12-31-09	10.00	0.07		2.75	2.82	—		—	—	—	12.82	28.20	0.87	0.77	†	0.73	†	1.19	†	144,502	5

ING Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-10	12.61	0.07		(0.77)	(0.70)	0.17		1.24	—	1.41	10.50	(7.16)	1.16	1.06	†	1.06	†	1.19	†	21	28
05-01-09(4) - 12-31-09	10.00	0.10	•	2.51	2.61	—		—	—	—	12.61	26.10	1.17	1.06	†	1.06	†	1.30	†	26	87
Class I
06-30-10	12.65	0.11		(0.78)	(0.67)	0.20		1.24	—	1.44	10.54	(6.96)	0.66	0.56	†	0.56	†	1.70	†	41,563	28
05-01-09(4) - 12-31-09	10.00	0.15	•	2.50	2.65	—		—	—	—	12.65	26.50	0.67	0.56	†	0.56	†	1.89	†	48,211	87

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoup-ments, if any (2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Russell™ Large Cap Value Index Portfolio (Continued)
Class S
06-30-10	12.64	0.09	•	(0.78)	(0.69)	0.19	1.24	—	1.43	10.52	(7.13)	0.91	0.81	†	0.81	†	1.46	†	36,012	28
05-01-09(4) - 12-31-09	10.00	0.12	•	2.52	2.64	—	—	—	—	12.64	26.40	0.92	0.81	†	0.81	†	1.51	†	30,119	87

ING Russell™ Mid Cap Index Portfolio
Class ADV
06-30-10	9.24	0.04	•	(0.26)	(0.22)	0.05	—	—	0.05	8.97	(2.48)	0.94	0.93	†	0.93	†	0.73	†	5,118	8
12-31-09	6.63	0.10	•	2.51	2.61	—	—	—	—	9.24	39.37	0.93	0.93	†	0.93	†	1.18	†	2,856	7
03-10-08(4) - 12-31-08	10.00	0.08	•	(3.37)	(3.29)	0.07	—	0.01	0.08	6.63	(32.92)	1.01	0.93	†	0.93	†	1.00	†	61	30
Class I
06-30-10	9.29	0.06		(0.25)	(0.19)	0.06	—	—	0.06	9.04	(2.16)	0.44	0.43	†	0.43	†	1.18	†	1,176,478	8
12-31-09	6.63	0.13	•	2.53	2.66	—	—	—	—	9.29	40.12	0.43	0.43	†	0.43	†	1.59	†	1,285,223	7
03-10-08(4) - 12-31-08	10.00	0.13	•	(3.41)	(3.28)	0.08	—	0.01	0.09	6.63	(32.74)	0.51	0.43	†	0.43	†	1.74	†	117,525	30
Class S
06-30-10	9.25	0.04		(0.24)	(0.20)	0.05	—	—	0.05	9.00	(2.27)	0.69	0.68	†	0.68	†	0.94	†	110,477	8
12-31-09	6.62	0.10	•	2.53	2.63	—	—	—	—	9.25	39.73	0.68	0.68	†	0.68	†	1.33	†	103,065	7
03-10-08(4) - 12-31-08	10.00	0.12	•	(3.41)	(3.29)	0.08	—	0.01	0.09	6.62	(32.90)	0.76	0.68	†	0.68	†	1.85	†	25,303	30
Class S2
06-30-10	9.25	0.04		(0.26)	(0.22)	0.03	—	—	0.03	9.00	(2.41)	0.94	0.83	†	0.83	†	0.78	†	5	8
02-27-09(4) - 12-31-09	5.52	0.08		3.65	3.73	—	—	—	—	9.25	67.57	0.93	0.83	†	0.83	†	1.19	†	5	7

ING Russell™ Mid Cap Growth Index Portfolio
Class ADV
06-30-10	13.11	0.00	*	(0.47)	(0.47)	0.02	0.12	—	0.14	12.50	(3.72)	1.11	1.01	†	1.01	†	0.05	†	4	25
05-01-09(4) - 12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	13.11	31.10	1.14	1.04	†	1.04	†	0.30	†	4	42
Class I
06-30-10	13.14	0.04		(0.47)	(0.43)	0.05	0.12	—	0.17	12.54	(3.41)	0.61	0.51	†	0.51	†	0.57	†	9,143	25
05-01-09(4) - 12-31-09	10.00	0.05	•	3.09	3.14	—	—	—	—	13.14	31.40	0.64	0.54	†	0.54	†	0.72	†	9,644	42
Class S
06-30-10	13.13	0.02		(0.47)	(0.45)	0.04	0.12	—	0.16	12.52	(3.55)	0.86	0.76	†	0.76	†	0.32	†	249,181	25
05-01-09(4) - 12-31-09	10.00	0.06	•	3.07	3.13	—	—	—	—	13.13	31.30	0.89	0.79	†	0.79	†	0.67	†	271,776	42

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoup-ments, if any (2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Russell™ Mid Cap Growth Index Portfolio (Continued)
Class S2
06-30-10	13.11	0.02		(0.47)	(0.45)	0.03	0.12	—	0.15	12.51	(3.56)	1.11	0.91	†	0.91	†	0.16	†	1,438	25
05-01-09(4) - 12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	13.11	31.10	1.14	0.94	†	0.94	†	0.47	†	1,619	42

ING Russell™ Small Cap Index Portfolio
Class ADV
06-30-10	9.74	0.02	•	(0.25)	(0.23)	0.05	—	—	0.05	9.46	(2.48)	0.97	0.95	†	0.95	†	0.48	†	4,948	20
12-31-09	7.72	0.06	•	1.96	2.02	—	—	—	—	9.74	26.17	0.97	0.95	†	0.95	†	0.74	†	1,972	16
03-10-08(4) - 12-31-08	10.00	0.11	•	(2.32)	(2.21)	0.06	—	0.01	0.07	7.72	(22.02)	1.27	1.17	†	1.17	†	1.74	†	571	35
Class I
06-30-10	9.81	0.05		(0.25)	(0.20)	0.06	—	—	0.06	9.55	(2.16)	0.47	0.45	†	0.45	†	0.92	†	468,359	20
12-31-09	7.75	0.10	•	1.96	2.06	—	—	—	—	9.81	26.58	0.47	0.45	†	0.45	†	1.23	†	514,616	16
03-10-08(4) - 12-31-08	10.00	0.12	•	(2.29)	(2.17)	0.07	—	0.01	0.08	7.75	(21.68)	0.53	0.45	†	0.45	†	1.49	†	132,762	35
Class S
06-30-10	9.77	0.02		(0.24)	(0.22)	0.04	—	—	0.04	9.51	(2.29)	0.72	0.70	†	0.70	†	0.68	†	157,941	20
12-31-09	7.73	0.07		1.97	2.04	—	—	—	—	9.77	26.39	0.72	0.70	†	0.70	†	0.95	†	136,697	16
03-10-08(4) - 12-31-08	10.00	0.12	•	(2.32)	(2.20)	0.06	—	0.01	0.07	7.73	(21.95)	0.78	0.70	†	0.70	†	1.71	†	74,707	35
Class S2
06-30-10	9.74	0.03		(0.26)	(0.23)	0.03	—	—	0.03	9.48	(2.40)	0.87	0.85	†	0.85	†	0.53	†	5	20
02-27-09(4) - 12-31-09	6.03	0.06		3.65	3.71	—	—	—	—	9.74	61.53	0.97	0.85	†	0.85	†	0.83	†	5	16

ING U.S. Bond Index Portfolio
Class ADV
06-30-10	10.37	0.10		0.39	0.49	0.06	—	—	0.06	10.80	4.76	0.96	0.95	†	0.95	†	1.94	†	2,426	140
12-31-09	10.12	0.23	•	0.30	0.53	0.20	0.08	—	0.28	10.37	5.29	0.94	0.94	†	0.94	†	2.27	†	1,432	380
03-10-08(4) - 12-31-08	10.00	0.25		0.07	0.32	0.18	0.02	—	0.20	10.12	3.26	1.01	0.95	†	0.95	†	2.95	†	143	360
Class I
06-30-10	10.39	0.13		0.38	0.51	0.07	—	—	0.07	10.83	4.97	0.46	0.45	†	0.45	†	2.45	†	3,366,684	140
12-31-09	10.12	0.28	•	0.31	0.59	0.24	0.08	—	0.32	10.39	5.88	0.44	0.44	†	0.44	†	2.66	†	3,501,280	380
03-07-08(4) - 12-31-08	10.00	0.28	•	0.08	0.36	0.22	0.02	—	0.24	10.12	3.61	0.51	0.45	†	0.45	†	3.42	†	107,276	360
Class S
06-30-10	10.36	0.11		0.40	0.51	0.07	—	—	0.07	10.80	4.92	0.71	0.70	†	0.70	†	2.19	†	272,398	140
12-31-09	10.10	0.26		0.29	0.55	0.21	0.08	—	0.29	10.36	5.54	0.69	0.69	†	0.69	†	2.59	†	265,749	380
03-10-08(4) - 12-31-08	10.00	0.27	•	0.06	0.33	0.21	0.02	—	0.23	10.10	3.29	0.76	0.70	†	0.70	†	3.42	†	180,622	360

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoup-ments, if any (2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING U.S. Bond Index Portfolio (Continued)
Class S2
06-30-10	10.37	0.11		0.39	0.50	0.06	—	—	0.06	10.81	4.89	0.86	0.85	†	0.85	†	2.08	†	3	140
02-27-09(4) - 12-31-09	9.99	0.20		0.47	0.67	0.21	0.08	—	0.29	10.37	6.74	0.94	0.84	†	0.84	†	2.42	†	3	380

ING Euro STOXX 50® Index Portfolio
Class ADV
06-30-10	11.63	0.27	•	(3.13)	(2.86)	0.05	0.02	—	0.07	8.70	(24.63)	1.26	0.91		0.91		5.49		1,288	8
08-17-09(4) - 12-31-09	10.00	0.06	•	1.57	1.63	—	—	—	—	11.63	16.30	1.32	0.97		0.97		1.29		665	1
Class I
06-30-10	11.66	0.25	•	(3.09)	(2.84)	0.06	0.02	—	0.08	8.74	(24.46)	0.76	0.41		0.41		4.99		739,381	8
08-17-09(4) - 12-31-09	10.00	0.07	•	1.59	1.66	—	—	—	—	11.66	16.60	0.82	0.47		0.47		1.42		824,138	1

ING FTSE 100 Index® Portfolio
Class ADV
06-30-10	11.60	0.16	•	(1.87)	(1.71)	0.07	0.08	—	0.15	9.74	(14.91)	1.16	0.91		0.91		2.91		950	5
08-17-09(4) - 12-31-09	10.00	0.06	•	1.54	1.60	—	—	—	—	11.60	16.00 (a)	1.33	0.98		0.98		1.25		759	8
Class I
06-30-10	11.61	0.18	•	(1.86)	(1.68)	0.08	0.08	—	0.16	9.77	(14.69)	0.76	0.41		0.41		3.31		555,655	5
08-17-09(4) - 12-31-09	10.00	0.11	•	1.50	1.61	—	—	—	—	11.61	16.10 (a)	0.83	0.48		0.48		2.38		619,886	8

ING Hang Seng Index Portfolio
Class ADV
06-30-10	13.04	0.34	•	(1.32)	(0.98)	0.01	—	—	0.01	12.05	(7.52)	1.34	1.24	†	1.24	†	5.62	†	377	7
05-04-09(4) - 12-31-09	10.00	0.13	•	2.94	3.07	0.02	—	0.01	0.03	13.04	30.72	1.39	1.28	†	1.28	†	1.58	†	4	3
Class I
06-30-10	13.04	0.19		(1.14)	(0.95)	0.01	—	—	0.01	12.08	(7.29)	0.84	0.74	†	0.74	†	2.91	†	93,223	7
05-04-09(4) - 12-31-09	10.00	0.04	•	3.07	3.11	0.06	—	0.01	0.07	13.04	31.14	0.89	0.78	†	0.78	†	0.48	†	101,683	3
Class S
06-30-10	13.03	0.18	•	(1.15)	(0.97)	0.01	—	—	0.01	12.05	(7.45)	1.09	0.99	†	0.99	†	2.86	†	56,784	7
05-01-09(4) - 12-31-09	10.00	0.06	•	3.03	3.09	0.05	—	0.01	0.06	13.03	30.93	1.14	1.03	†	1.03	†	0.71	†	43,353	3

ING International Index Portfolio
Class ADV
06-30-10	8.17	0.11	•	(1.21)	(1.10)	0.27	—	—	0.27	6.80	(13.84)	1.11	1.00	†	1.00	†	2.92	†	1,773	11
12-31-09	6.43	0.09	•	1.65	1.74	—	—	—	—	8.17	27.06	1.08	0.99	†	0.99	†	1.13	†	1,641	92
03-10-08(4) - 12-31-08	10.00	0.20	•	(3.69)	(3.49)	0.08	—	—	0.08	6.43	(34.85)	1.17	1.00	†	1.00	†	2.87	†	2	22

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoup-ments, if any (2)(3)		Expenses net of all reductions/ additions (2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period		Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)		(%)
ING International Index Portfolio (Continued)
Class I
06-30-10	8.21	0.13	•	(1.21)	(1.08)	0.29	—	—	0.29	6.84	(13.63)	0.61	0.50	†	0.50	†	3.37	†	216,500		11
12-31-09	6.41	0.18	•	1.62	1.80	—	—	—	—	8.21	28.08	0.58	0.50	†	0.50	†	2.54	†	216,453		92
03-10-08(4) - 12-31-08	10.00	0.17	•	(3.65)	(3.48)	0.11	—	—	0.11	6.41	(34.73)	0.67	0.50	†	0.50	†	2.56	†	237,777		22
Class S
06-30-10	8.17	0.12	•	(1.21)	(1.09)	0.28	—	—	0.28	6.80	(13.79)	0.86	0.75	†	0.75	†	3.07	†	77,124		11
12-31-09	6.41	0.11	•	1.65	1.76	—	—	—	—	8.17	27.46	0.83	0.75	†	0.75	†	1.51	†	112,086		92
03-10-08(4) - 12-31-08	10.00	0.12	•	(3.60)	(3.48)	0.11	—	—	0.11	6.41	(34.79)	0.92	0.75	†	0.75	†	1.93	†	6,983		22
Class S2
06-30-10	8.19	0.11		(1.21)	(1.10)	0.26	—	—	0.26	6.83	(13.87)	1.11	0.90	†	0.90	†	2.90	†	4		11
02-27-09(4) - 12-31-09	5.05	0.10	•	3.04	3.14	—	—	—	—	8.19	62.18	1.08	0.90	†	0.90	†	1.69	†	5		92

ING Japan TOPIX Index Portfolio
Class ADV
06-30-10	9.80	0.05	•	(0.37)	(0.32)	0.01	0.01	—	0.02	9.46	(3.33)	1.30	0.95		0.95		0.98		4,484		2
08-17-09(4) - 12-31-09	10.00	(0.04	)•	(0.16)	(0.20)	—	—	—	—	9.80	(2.00)	1.29	0.94		0.94		(1.02)		327		5
Class I
06-30-10	9.82	0.08		(0.38)	(0.30)	0.01	0.01	—	0.02	9.50	(3.11)	0.80	0.45		0.45		1.49		474,325		2
08-17-09(4) - 12-31-09	10.00	0.01		(0.19)	(0.18)	—	—	—	—	9.82	(1.80)	0.79	0.44		0.44		0.31		504,443		5

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
06-30-10	7.76	0.17	•	(1.18)	(1.01)	0.27	—	—	0.27	6.48	(13.54)	1.36	1.34	†	1.34	†	4.95	†	256		42
12-31-09	5.99	0.22		1.55	1.77	—	—	—	—	7.76	29.55	1.31	1.29	†	1.29	†	3.40	†	1		66
01-28-08(4) - 12-31-08	10.00	0.34	•	(4.18)	(3.84)	0.17	—	—	0.17	5.99	(38.33)	1.66	1.20	†	1.20	†	4.28	†	1		128
Class I
06-30-10	7.71	0.00	•,**	(1.07)	(1.07)	0.27	—	—	0.27	6.37	(14.42)	0.86	0.84	†	0.84	†	2.18	†	0	*	42
12-31-09	5.97	(0.05)		1.79	1.74	—	—	—	—	7.71	29.15	0.81	0.79	†	0.79	†	(0.79	)†	0	*	66
01-28-08(4) - 12-31-08	10.00	0.41	•	(4.23)	(3.82)	0.21	—	—	0.21	5.97	(38.10)	1.16	0.70	†	0.70	†	4.92	†	0	*	128
Class S
06-30-10	7.77	0.15		(1.17)	(1.02)	0.25	—	—	0.25	6.50	(13.56)	1.11	1.09	†	1.09	†	3.98	†	178,734		42
12-31-09	5.98	0.23		1.56	1.79	—	—	—	—	7.77	29.93	1.06	1.04	†	1.04	†	3.74	†	219,257		66
01-28-08(4) - 12-31-08	10.00	0.31	•	(4.13)	(3.82)	0.20	—	—	0.20	5.98	(38.10)	1.41	0.89	†	0.89	†	4.23	†	148,745		128

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio (Note 4).
*	Amount is less than $500.
**	Amount is less than $0.005 or more than $(0.005).
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company” or “Registrant”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end diversified management investment company.

The Company was incorporated under the laws of Maryland on June 4, 1996. There are ninteen active separate investment series that comprise the Company. The thirteen portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are:

ING RussellTM Large Cap Index Portfolio (“RussellTM Large Cap Index”), ING RussellTM Large Cap Growth Index Portfolio (“RussellTM Large Cap Growth Index”), ING RussellTM Large Cap Value Index Portfolio (“RussellTM Large Cap Value Index”), ING RussellTM Mid Cap Index Portfolio (“RussellTM Mid Cap Index”), ING RussellTM Mid Cap Growth Index Portfolio (“RussellTM Mid Cap Growth Index”), ING RussellTM Small Cap Index Portfolio (“RussellTM Small Cap Index”), ING U.S. Bond Index Portfolio (“U.S. Bond Index”), ING Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), ING FTSE 100 Index® Portfolio (“FTSE 100 Index®”), ING Hang Seng Index Portfolio (“Hang Seng Index”), ING International Index Portfolio (“International Index”), ING Japan TOPIX Index Portfolio (“Japan TOPIX Index”), and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (“WisdomTree SM Index”).

The Company is authorized to offer four share classes of the Portfolios, referred to as Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets.

Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. (“ING IM”) serves as the sub-adviser to each of the Portfolios except U.S. Bond Index. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market- makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with the valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. Each Portfolio’s investment objectives permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the six months ended June 30, 2010, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Euro STOXX 50® Index	$4,803,263	$818,593
FTSE 100 Index®	5,595,535	34,792,221
International Index	3,705,661	970,690
Japan TOPIX Index	9,921,953	1,472,932

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, each Portfolio has purchased futures contracts on various equity indexes to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities.

During the six months ended June 30, 2010, the Portfolios had average market values on futures contracts purchased as disclosed below:

RussellTM Large Cap Index	$28,874,125
RussellTM Large Cap Growth Index	4,943,595
RussellTM Large Cap Value Index	1,567,932
RussellTM Mid Cap Index	24,337,980
RussellTM Mid Cap Growth Index	6,346,100
RussellTM Small Cap Index	27,465,220
Euro STOXX 50® Index	14,561,725
FTSE 100 Index®	22,182,710
Hang Seng Index	10,589,318
International Index	15,995,568
Japan TOPIX Index	18,641,851

J. Securities Lending. Each Portfolio (except WisdomTreeSM Index) has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K. Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

L. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price. U.S. Bond Index posted $140,000,000 in collateral for open when-issued and/or delayed-delivery transactions. This amount is included on the Statement of Assets and Liabilities.

M. Offering Costs. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, management believes based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
RussellTM Large Cap Index	$107,526,984	$56,522,371
RussellTM Large Cap Growth Index	83,055,910	105,869,395
RussellTM Large Cap Value Index	28,426,747	22,349,799
RussellTM Mid Cap Index	105,356,577	189,649,697
RussellTM Mid Cap Growth Index	69,438,971	84,377,269
RussellTM Small Cap Index	145,544,398	131,177,521
U.S. Bond Index	336,340,492	442,222,295
Euro STOXX 50® Index	199,330,079	60,405,724
FTSE 100 Index®	64,915,431	26,347,510
Hang Seng Index	48,359,044	9,081,694
International Index	49,152,198	34,388,927
Japan TOPIX Index	7,433,808	14,219,244
WisdomTreeSM Index	84,985,966	95,010,258

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$4,627,289,313	$4,712,095,510

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios entered into investment management agreements (“Investment Management Agreements”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

RussellTM Large Cap Index	0.25%
RussellTM Large Cap Growth Index(1)	0.45%
RussellTM Large Cap Value Index(1)	0.45%
RussellTM Mid Cap Index	0.31%
RussellTM Mid Cap Growth Index(1)	0.45%
RussellTM Small Cap Index	0.33%
U.S. Bond Index	0.32%
Euro STOXX 50® Index(2)	0.60%
FTSE 100 Index®(2)	0.60%
Hang Seng Index(1)	0.60%
International Index	0.38%
Japan TOPIX Index(2)	0.60%
WisdomTreeSM Index	0.46%

(1)

Pursuant to a side agreement dated May 1, 2009, ING Investments has agreed to waive 0.10% of each Portfolio’s advisory fee through May 1, 2011. Any fees waived or reimbursed are not eligible for recoupment.

(2)

Pursuant to a side agreement dated August 3, 2009, ING Investments has agreed to waive 0.25% of each Portfolio’s advisory fee through August 5, 2012. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment.

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for U.S. Bond Index. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Neuberger Berman Fixed Income LLC serves as sub-adviser to U.S. Bond Index pursuant to a Sub-Advisory Agreement effective May 4, 2009.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios.

For the six months ended June 30, 2010, the Investment Adviser waived the following amounts, which are not subject to recoupment:

RussellTM Large Cap Index	$8,155
RussellTM Large Cap Growth Index	1,260
RussellTM Large Cap Value Index	643
RussellTM Mid Cap Index	8,054
RussellTM Mid Cap Growth Index	1,776
RussellTM Small Cap Index	9,602
U.S. Bond Index	110,654
Hang Seng Index	1,137
International Index	1,098
WisdomTreeSM Global High-Yielding Equity Index	80

IFS, an indirect, wholly-owned subsidiary of ING Groep, acts as administrator to the Portfolios and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of daily net assets. Pursuant to a side agreement dated August 3, 2009, IFS has agreed to waive 0.10% of Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index administrative fee through August 5, 2012.

Russell Investment Group receives an annual licensing fee for the Russell Global Large Cap® Index, Russell Top 200® Index, Russell Top 200® Growth Index, Russell Top 200® Value Index, the Russell Midcap® Index, Russell Midcap® Growth Index and the Russell 2000® Index. WisdomTreeSM Index pays an annual licensing fee to WisdomTree Investments, Inc. Hang Seng Data Services Limited receives an estimated annual licensing fee for the Hang Seng Index. STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc.; FTSE International Limited; and Tokyo Stock Exchange, Inc. receive an

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES (continued)

annual licensing fee for Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index, respectively.

In placing equity security transactions, the Investment Adviser or each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or each sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25%(1) of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

(1)	Effective May 1, 2009, IFD has agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index through May 1, 2011.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
RussellTM Large Cap Index	$142,653	$57,377	$88,393	$288,423
RussellTM Large Cap Growth Index	99,985	28,602	26,901	155,488
RussellTM Large Cap Value Index	23,420	6,703	7,845	37,968
RussellTM Mid Cap Index	347,476	112,122	28,135	487,733
RussellTM Mid Cap Growth Index	79,293	22,740	55,073	157,106
RussellTM Small Cap Index	176,874	54,024	37,395	268,293
U.S. Bond Index	935,472	298,034	56,036	1,289,542
Euro STOXX 50® Index	226,244	—	510	226,754
FTSE 100 Index®	172,369	—	404	172,773
Hang Seng Index	64,312	12,930	11,542	88,784
International Index	94,082	24,889	17,056	136,027
Japan TOPIX Index	138,617	—	1,884	140,501
WisdomTreeSM Index	69,719	15,157	37,939	122,815

The Company has adopted a Deferred Compensation Plan (the “Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts defined are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2010, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Portfolio	Percentage (%)	Entities
RussellTM Large Cap Index	6.26	ING Index Solution 2015 Portfolio
	8.37	ING Index Solution 2025 Portfolio
	5.21	ING Index Solution 2035 Portfolio
	5.68	ING Index Solution Income Portfolio
	12.12	ING Life Insurance & Annuity Company
	52.59	ING USA Annuity and Life Insurance Company

RussellTM Large Cap Growth Index	9.65	ING Life Insurance & Annuity Company
	37.70	ING USA Annuity and Life Insurance Company
	39.31	Reliastar Life Insurance Company
	13.22	Security Life Insurance Company

RussellTM Large Cap Value Index	15.18	ING Life Insurance & Annuity Company
	39.22	ING USA Annuity and Life Insurance Company
	34.27	Reliastar Life Insurance Company
	10.96	Security Life Insurance Company

RussellTM Mid Cap Growth Index	92.56	ING USA Annuity and Life Insurance Company

RussellTM Mid Cap Index	45.48	ING Retirement Growth Portfolio
	27.60	ING Retirement Moderate Growth
	10.97	ING Retirement Moderate Portfolio
	6.44	ING USA Annuity and Life Insurance Company

RussellTM Small Cap Index	8.45	ING Life Insurance & Annuity Company
	39.79	ING Retirement Growth Portfolio
	18.78	ING Retirement Moderate Growth
	5.60	ING Retirement Moderate Portfolio
	20.83	ING USA Annuity and Life Insurance Company

US Bond Index	5.97	ING Retirement Conservative Portfolio
	30.23	ING Retirement Growth Portfolio
	29.96	ING Retirement Moderate Growth Portfolio
	18.88	ING Retirement Moderate Portfolio
	7.11	ING USA Annuity and Life Insurance Company

Euro STOXX 50® Index	52.12	ING Retirement Growth Portfolio
	30.49	ING Retirement Moderate Growth Portfolio
	15.31	ING Retirement Moderate Portfolio

FTSE 100 Index®	52.13	ING Retirement Growth Portfolio
	30.49	ING Retirement Moderate Growth Portfolio
	15.31	ING Retirement Moderate Portfolio

Hang Seng Index	32.35	ING Retirement Growth Portfolio
	18.92	ING Retirement Moderate Growth Portfolio
	9.50	ING Retirement Moderate Portfolio
	36.67	ING USA Annuity and Life Insurance Company

International Index	5.08	ING Index Solution 2015 Portfolio
	8.51	ING Index Solution 2025 Portfolio
	7.64	INGndex Solution 2035 Portfolio
	5.06	ING Index Solution 2045 Portfolio
	17.44	ING Life Insurance & Annuity Co
	14.51	ING Usa Annuity And Life Insurance
	10.64	ING Strategic Allocation Moderate Fund
	12.97	ING Strategic Allocation Growth Fund
	7.51	Security Life Insurance Company

Japan TOPIX Index	51.73	ING Retirement Growth Portfolio
	30.25	ING Retirement Moderate Growth Portfolio
	15.19	ING Retirement Moderate Portfolio

WisdomTreeSM Index	96.96	ING USA Annuity and Life Insurance Company

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

During the period ended December 31, 2009, the Investment Adviser reimbursed FTSE 100 Index® $2,869,901 of transactions costs associated with certain purchases of securities. These security purchases were related to the initial subscriptions of shares of the portfolio by affiliated ING Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2010, the following portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities.

Portfolio	Accrued Expenses	Amount
RussellTM Large Cap Value Index	Custody	$7,935
	Audit	17,121
	Postage	38,792
	Accrued Offering	18,939
WisdomTreeSM Index	Custody	52,305
	License Fee	92,741

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
RussellTM Large Cap Index	0.87%	0.37%	0.62%	0.77%
RussellTM Large Cap Growth Index(1)	N/A	N/A	N/A	N/A
RussellTM Large Cap Value Index(1)	N/A	N/A	N/A	N/A
RussellTM Mid Cap Index	0.93%	0.43%	0.68%	0.83%
RussellTM Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.95%	0.45%	0.70%	0.85%
International Index	1.00%	0.50%	0.75%	0.90%
WisdomTreeSM Index	1.34%	0.84%	1.09%	N/A

(1)	Effective March 15, 2010, pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.00%, 0.50%, 0.75% and 0.90% for Class ADV, Class I, Class S and Class S2, respectively. The expense limits will continue until at least May 1, 2011. The amount waived are not eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2010, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2011	2012	2013	Total
RussellTM Large Cap Index	$31,695	$214,721	$304,937	$551,353
RussellTM Large Cap Value Index	—	—	2,578	2,578
RussellTM Mid Cap Index	37,944	39,906	81,544	159,394
RussellTM Small Cap Index	30,352	112,293	65,503	208,148
U.S. Bond Index	—	—	27,177	27,177
International Index	38,687	442,437	306,274	787,398
WisdomTreeSM Index	91,162	441,002	17,784	549,948

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Portfolios included in this report, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with The Bank of New York Mellon (the “Credit Agreement”) for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the Portfolios to which a loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months June 30, 2010:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Russell™ Large Cap Index	6	$686,667	1.38%
Russell™ Large Cap Growth Index	3	976,667	1.42
Russell™ Large Cap Value Index	1	500,000	1.37
Russell™ Mid Cap Index	13	4,723,846	1.41
Russell™ Mid Cap Growth Index	6	665,000	1.43
Russell™ Small Cap Index	2	1,417,500	1.42
US Bond Index	5	784,000	1.39
Euro STOXX 50® Index(1)	44	1,542,273	1.43
FTSE 100 Index®	25	415,200	1.40
International Index	15	3,290,667	1.43
Japan TOPIX Index	35	1,733,857	1.43
WisdomTreeSM Index(2)	62	1,124,032	1.43

(1)	At June 30, 2010, Euro STOXX 50® Index had an outstanding balance of $1,895,000.
(2)	At June 30, 2010, WisdomTreeSM Index had an outstanding balance of $270,000.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
RussellTM Large Cap Index
Class ADV
06-30-10	187,953	—	28,178	(42,968)	173,163	1,663,638	—	257,832	(377,436)	1,544,034
12-31-09	806,534	4,241	—	(196,747)	614,028	6,323,688	31,814	—	(1,484,041)	4,871,461
Class I
06-30-10	13,570,977	—	1,037,639	(9,409,405)	5,199,211	120,658,303	—	9,567,028	(85,211,796)	45,013,535
12-31-09	62,786,467	4,588,187	23,688	(185,978,175)	(118,579,833)	448,379,285	34,604,407	165,344	(1,532,492,745)	(1,049,343,709)
Class S
06-30-10	4,417,256	—	1,626,635	(5,695,591)	348,300	39,803,219	—	14,948,772	(50,502,574)	4,249,417
12-31-09	11,628,590	40,051,489	—	(6,070,653)	45,609,426	87,941,728	301,387,793	—	(47,759,460)	341,570,061
Class S2
06-30-10	—	—	—	—	—	4	—	—	(4)	—
02-27-09(1) - 12-31-09	509	340,871	—	(340,871)	509	3,000	2,560,252	—	(2,664,699)	(101,447)
RussellTM Large Cap Growth Index
Class ADV
06-30-10	2,043	—	65	(301)	1,807	27,094	—	865	(3,921)	24,038
12-31-09	16,613	611	—	(5,455)	11,769	188,157	6,649	—	(64,819)	129,987
Class I
06-30-10	127,494	—	117,051	(1,350,701)	(1,106,156)	(475,117)	—	1,566,141	(17,211,763)	(16,120,739)
05-01-09(1) - 12-31-09	1,216,490	20,076,130	—	(2,481,080)	18,811,540	12,474,891	218,739,904	—	(29,281,691)	201,933,104
Class S
06-30-10	468,507	—	58,837	(1,085,741)	(558,397)	5,959,877	—	786,063	(13,879,606)	(7,133,666)
05-01-09(1) - 12-31-09	614,401	11,828,343	—	(1,168,235)	11,274,509	7,044,707	128,752,323	—	(13,899,229)	121,897,801

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
RussellTM Large Cap Growth Index (Continued)
Class S2(2)
06-30-10	—	—	—	(301)	(301)	2,081,995	—	—	9,937	2,091,932
12-31-09	301	873	—	(873)	301	3,010	9,507	—	(9,937)	2,580
RussellTM Large Cap Value Index
Class ADV
06-30-10	88	—	206	(303)	(9)	1,079	—	2,540	(3,437)	182
12-31-09	679	1,369	—	(3)	2,045	7,765	14,607	—	(35)	22,337
Class I
06-30-10	106,321	—	421,434	(394,579)	133,176	1,955,913	—	5,200,498	(5,571,878)	1,584,533
05-01-09(1) - 12-31-09	7,831,148	4,132,743	—	(8,152,016)	3,811,875	78,584,488	44,149,107	—	(97,998,349)	24,735,246
Class S
06-30-10	1,138,795	—	360,633	(459,968)	1,039,460	14,938,806	—	4,446,607	(5,537,594)	13,847,819
05-01-09(1) - 12-31-09	563,705	2,136,666	—	(317,506)	2,382,865	6,605,374	22,824,118	—	(3,911,847)	25,517,645
Class S2(2)
06-30-10	—	—	—	(302)	(302)	(728,277)	—	—	716,251	(12,026)
12-31-09	302	63,768	—	(63,768)	302	3,010	680,734	—	(716,251)	(32,507)
RussellTM Mid Cap Index
Class ADV
06-30-10	317,737	—	2,186	(58,617)	261,306	3,110,812	—	22,950	(548,869)	2,584,893
12-31-09	345,657	—	—	(45,719)	299,938	2,764,740	—	—	(376,576)	2,388,164
Class I
06-30-10	6,152,998	—	707,434	(15,026,203)	(8,165,771)	59,423,445	—	7,484,669	(145,265,079)	(78,356,965)
12-31-09	130,965,857	—	—	(10,398,627)	120,567,230	1,068,640,028	—	—	(86,000,868)	982,639,160
Class S
06-30-10	4,587,571	—	62,683	(3,511,834)	1,138,420	44,825,784	—	660,052	(33,755,157)	11,730,679
12-31-09	9,687,362	—	—	(2,370,486)	7,316,876	74,534,767	—	—	(18,987,191)	55,547,576
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	543	—	—	—	543	3,000	—	—	—	3,000
RussellTM Mid Cap Growth Index
Class ADV
06-30-10	—	—	—	—	—	—	—	—	—	—
12-31-09	301	49	—	(49)	301	3,019	568	—	(568)	3,019
Class I
06-30-10	113,949	—	8,819	(127,780)	(5,012)	1,549,378	—	128,760	(1,677,367)	771
05-01-09(1) - 12-31-09	6,959,392	749,246	—	(6,974,468)	734,170	69,974,278	8,711,574	—	(84,119,269)	(5,433,417)
Class S
06-30-10	824,383	—	232,355	(1,861,928)	(805,190)	11,435,652	—	3,390,054	(25,313,221)	(10,487,515)
05-01-09(1) - 12-31-09	1,699,533	20,506,400	—	(1,504,811)	20,701,122	19,853,904	238,275,925	—	(18,376,097)	239,753,732
Class S2
06-30-10	20,832	—	1,171	(30,497)	(8,494)	290,451	—	17,078	(417,517)	(109,988)
05-01-09(1) - 12-31-09	10,810	1,031,614	—	(918,984)	123,440	127,003	11,981,187	—	(10,686,523)	1,421,667
RussellTM Small Cap Index
Class ADV
06-30-10	365,168	—	1,787	(46,472)	320,483	3,862,954	—	20,300	(469,552)	3,413,702
12-31-09	219,133	—	—	(90,593)	128,540	1,867,253	—	—	(688,445)	1,178,808

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
RussellTM Small Cap Index (Continued)
Class I
06-30-10	4,154,557	—	246,748	(7,802,562)	(3,401,257)	41,806,629	—	2,825,285	(79,959,453)	(35,327,539)
12-31-09	41,361,021	—	—	(6,049,796)	35,311,225	366,013,223	—	—	(49,792,368)	316,220,855
Class S
06-30-10	6,280,582	—	65,563	(3,725,686)	2,620,459	67,280,448	—	748,070	(37,913,328)	30,115,190
12-31-09	8,260,134	—	—	(3,926,562)	4,333,572	66,820,527	—	—	(30,947,333)	35,873,194
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	498	—	—	—	498	3,000	—	—	—	3,000
U.S. Bond Index
Class ADV
06-30-10	112,665	—	919	(27,074)	86,510	1,193,577	—	9,614	(287,367)	915,824
12-31-09	130,420	—	2,788	(9,326)	123,882	1,341,135	—	28,806	(97,126)	1,272,815
Class I
06-30-10	54,590,507	—	2,227,250	(83,084,727)	(26,266,970)	579,363,085	—	23,341,602	(882,187,890)	(279,483,203)
12-31-09	345,687,876	—	5,826,836	(25,079,835)	326,434,877	3,598,173,962	—	60,493,379	(259,243,878)	3,399,423,463
Class S
06-30-10	3,865,042	—	155,568	(4,443,233)	(422,623)	40,988,478	—	1,627,245	(46,787,398)	(4,171,675)
12-31-09	17,319,716	—	740,722	(10,300,686)	7,759,752	175,956,572	—	7,617,842	(106,240,547)	77,333,867
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	300	—	—	—	300	3,000	—	—	—	3,000
Euro STOXX 50® Index
Class ADV
06-30-10	141,195	—	885	(51,222)	90,858	1,467,423	—	9,008	(539,378)	937,053
12-31-09	105,791	—	—	(48,579)	57,212	1,227,774	—	—	(575,345)	652,429
Class I
06-30-10	19,960,954	—	590,334	(6,613,505)	13,937,783	188,532,392	—	6,033,211	(64,697,621)	129,867,982
08-17-09(1) - 12-31-09	71,988,441	—	—	(1,285,710)	70,702,731	788,609,442	—	—	(14,882,964)	773,726,478
FTSE 100 Index®
Class ADV
06-30-10	103,658	—	1,155	(72,594)	32,219	1,123,743	—	12,968	(783,412)	353,299
12-31-09	66,278	—	—	(872)	65,406	760,973	—	—	(10,105)	750,868
Class I
06-30-10	7,375,034	—	742,458	(4,603,978)	3,513,514	74,548,308	—	8,360,078	(48,385,702)	34,522,684
12-31-09	56,119,922	—	—	(2,744,666)	53,375,256	590,099,945	—	—	(31,496,322)	558,603,623
Hang Seng Index
Class ADV
06-30-10	31,890	—	—	(921)	30,969	401,219	—	—	(11,192)	390,027
12-31-09	301	—	—	—	301	3,042	—	—	(32)	3,010
Class I
06-30-10	935,867	—	6,390	(1,021,170)	(78,913)	11,213,034	—	84,233	(12,476,681)	(1,179,414)
05-04-09(1) - 12-31-09	7,993,900	—	44,069	(239,218)	7,798,751	98,384,835	—	567,606	(3,198,232)	95,754,209
Class S
06-30-10	2,372,583	—	2,729	(990,743)	1,384,569	29,880,405	—	35,938	(11,887,737)	18,028,606
05-01-09(1) - 12-31-09	3,968,953	—	15,981	(657,302)	3,327,632	48,197,983	—	205,672	(8,006,133)	40,397,522

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Hang Seng Index (Continued)
Class S2(2)
06-30-10	—	—	—	(301)	(301)	(3,042)	—	—	32	(3,010)
12-31-09	301	—	—	—	301	3,042	—	—	(32)	3,010
International Index
Class ADV
06-30-10	76,164	—	8,101	(24,330)	59,935	588,464	—	63,107	(186,974)	464,597
12-31-09	248,746	57	—	(48,236)	200,567	1,844,721	431	—	(356,115)	1,489,037
Class I
06-30-10	6,684,354	—	1,073,106	(2,460,479)	5,296,981	51,689,863	—	8,402,417	(18,700,992)	41,391,288
12-31-09	53,902,474	17,733,250	—	(82,349,501)	(10,713,777)	356,197,706	133,423,290	—	(628,485,056)	(138,864,060)
Class S
06-30-10	1,645,929	—	474,391	(4,501,386)	(2,381,066)	13,014,318	—	3,695,507	(33,552,832)	(16,843,007)
12-31-09	7,302,500	7,735,608	—	(2,412,729)	12,625,379	52,784,062	58,026,786	—	(17,695,203)	93,115,645
Class S2
06-30-10	—	—	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	594	43,721	—	(43,721)	594	3,001	328,820	—	(328,816)	3,005
Japan TOPIX Index
Class ADV
06-30-10	655,817	—	381	(215,774)	440,424	6,779,388	—	4,011	(2,190,600)	4,592,799
12-31-09	69,758	—	—	(36,374)	33,384	680,753	—	—	(345,245)	335,508
Class I
06-30-10	2,111,460	—	75,517	(3,624,146)	(1,437,169)	20,654,886	—	797,459	(37,123,521)	(15,671,176)
08-17-09(1) - 12-31-09	52,289,149	—	—	(938,297)	51,350,852	512,100,821	—	—	(9,218,128)	502,882,693
WisdomTreeSM Global High-Yielding Equity Index
Class ADV
06-30-10	39,356	—	672	(543)	39,485	282,700	—	5,049	(4,050)	283,699
12-31-09	—	—	—	(1)	(1)	—	—	—	(7)	(7)
Class S
06-30-10	1,427,337	—	937,845	(3,098,605)	(733,423)	10,707,391	—	7,061,976	(21,961,842)	(4,192,475)
12-31-09	8,835,660	—	—	(5,471,472)	3,364,188	54,024,114	—	—	(34,321,358)	19,702,756

(1)	Commencement of operations.
(2)	Class S2 closed on April 6th, 2010.

NOTE 11 — REORGANIZATIONS

On July 18, 2009, RussellTM Large Cap Index (“Acquiring Portfolio”) acquired all of the net assets of ING Neuberger Berman Partners Portfolio and ING Oppenheimer Main Street Portfolio (each an “Acquired Portfolio”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of each Acquired Portfolio on June 30, 2009. The primary purposes of the transaction were to lower the overall gross and net expense ratios and combine comparable investment objectives, policies, restrictions, management and portfolio holdings of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from each Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$28,281,123
Net realized and unrealized gain on investments	344,654,494
Net increase in net assets resulting from operations	372,935,617

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total net assets of Acquired Portfolio (000s)	Total net assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation /Depreciation (000s)	Conversion Ratio
RussellTM Large Cap Index	ING Neuberger Berman Partners Portfolio	$98,193	$1,476,058	$212,812	$7,655	0.8211
RussellTM Large Cap Index	ING Oppenheimer Main Street Portfolio	240,391	1,476,058	250,799	(22,324)	1.7401

The net assets of RussellTM Large Cap Index after the acquisition were $1,814,641,770.

On July 18, 2009, RussellTM Large Cap Growth Index (“Acquiring Portfolio”) acquired all of the net assets of ING Van Kampen Capital Growth Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on June 30, 2009. The primary purposes of the transaction were to lower the overall gross and net expense ratios and combine comparable investment objectives, policies, restrictions, management and portfolio holdings of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on May 1, 2009, the commencement of operations of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended December 31, 2009, are as follows:

Net investment income	$3,032,181
Net realized and unrealized gain on investments	130,016,761
Net increase in net assets resulting from operations	133,048,942

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total net assets of Acquired Portfolio (000s)	Total net assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
RussellTM Large Cap Growth Index	ING Van Kampen Capital Growth Portfolio	$347,508	$11,972	$216,706	$10,292	0.7854

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

The net assets of RussellTM Large Cap Growth Index after the acquisition were $359,480,763.

On July 18, 2009, RussellTM Large Cap Value Index (“Acquiring Portfolio”) acquired all of the net assets of ING JPMorgan Value Opportunities Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on June 30, 2009. The primary purposes of the transaction were to lower the overall gross and net expense ratios and combine comparable investment objectives, policies, restrictions, management and portfolio holdings of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on May 1, 2009, the commencement of operations of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended December 31, 2009, are as follows:

Net investment income	$4,765,695
Net realized and unrealized gain on investments	32,216,471
Net increase in net assets resulting from operations	36,982,166

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total net assets of Acquired Portfolio (000s)	Total net assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
RussellTM Large Cap Value Index	ING JPMorgan Value Opportunities Portfolio	$67,669	$82,581	$156,678	$5,783	0.5686

The net assets of RussellTM Large Cap Value Index after the acquisition were $150,249,586.

On August 8, 2009, RussellTM Mid Cap Growth Index (“Acquiring Portfolio”) acquired all of the net assets of ING AllianceBernstein MidCap Growth Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on August 3, 2009. The primary purposes of the transaction were to lower the overall gross and net expense ratios increase the potential for long-term viability, and lower the volatility of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on May 1, 2009, the commencement of operations of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended December 31, 2009, are as follows:

Net investment income	$478,573
Net realized and unrealized gain on investments	100,999,107
Net increase in net assets resulting from operations	101,477,680

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total net assets of Acquired Portfolio (000s)	Total net assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
RussellTM Mid Cap Growth Index	ING AllianceBernstein MidCap Growth Portfolio	$258,969	$80,459	$194,482	$6,637	0.7951

The net assets of RussellTM Mid Cap Growth Index after the acquisition were $339,428,299.

On August 8, 2009, International Index (“Acquiring Portfolio”) acquired all of the net assets of ING Index Plus International Equity Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on August 3, 2009. The primary purposes of the transaction were to lower the overall gross and net expense ratios and combine comparable investment objectives, policies, restrictions, management and portfolio holdings of the Acquiring and Acquired Portfolios. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$13,436,267
Net realized and unrealized gain on investments	146,080,980
Net increase in net assets resulting from operations	159,517,247

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since December 31, 2009. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total net assets of Acquired Portfolio (000s)	Total net assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
International Index	ING Index Plus International Equity Portfolio	$191,779	$603,641	$153,932	$4,808	0.7661

The net assets of International Index after the acquisition were $795,419,970.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Security	Principal Amount/ Shares	Initial Acquision Date	Cost	Value	Percent of Net Assets
RussellTM Large Cap Index	BNY Institutional Cash Reserves Fund, Series B	522,936	09/12/08	$522,936	$418,349	0.1%

				$522,936	$418,349	0.1%

RussellTM Large Cap Growth Index	BNY Institutional Cash Reserves Fund, Series B	1,230,638	09/12/08	$1,230,638	$984,510	0.3%

				$1,230,638	$984,510	0.3%

RussellTM Mid Cap Index	BNY Institutional Cash Reserves Fund, Series B	268,841	09/12/08	$268,841	$215,073	0.0%

				$268,841	$215,073	0.0%

RussellTM Mid Cap Growth Index	BNY Institutional Cash Reserves Fund, Series B	1,077,859	09/12/08	$1,077,859	$862,287	0.3%

				$1,077,859	$862,287	0.3%

RussellTM Small Cap Index	BNY Institutional Cash Reserves Fund, Series B	502,326	09/12/08	$502,326	$401,860	0.1%

				$502,326	$401,860	0.1%

Hang Seng Index	Ping An Insurance Group Co. of China Ltd.	391,716	05/04/09	$3,128,874	$3,237,094	2.2%

				$3,128,874	$3,237,094	2.2%

International Index	BNY Institutional Cash Reserves Fund, Series B	37,727	09/12/08	$37,727	$30,182	0.0%
	Immoeast AG	15,860	11/30/09	$—	$—	0.0%

				$37,727	$30,182	0.0%

NOTE 13 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund - Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 13 — SECURITIES LENDING (continued)

price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2010, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
RussellTM Large Cap Index	$424,883	$522,936
RussellTM Large Cap Growth Index	8,297,106	8,544,681
RussellTM Mid Cap Index	34,640,359	35,667,578
RussellTM Mid Cap Growth Index	10,893,867	11,158,603
RussellTM Small Cap Index	52,098,259	54,452,339
U.S. Bond Index	214,824,454	217,410,117
Euro STOXX 50® Index	59,855,057	68,961,296
FTSE 100 Index®	914,000	970,134
International Index	6,621,950	7,075,285
Japan Equity Index	12,254,879	12,941,055

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolios’ Portfolio of Investments

NOTE 14 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (Euro STOXX 50® Index, FTSE 100 Index®, International Index and Japan TOPIX Index). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Hang Seng Index and WisdomTreeSM Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Non-Diversified (RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, Euro STOXX 50® Index, FTSE 100 Index®, Heng Seng Index and Japan TOPIX Index). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations, wash sale deferrals, and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains	Return of Capital
Russell™ Large Cap Index	$24,773,632	$—	$165,344	$—	$—
Russell™ Large Cap Growth Index	2,353,069	—	—	—	—
Russell™ Large Cap Value Index	9,629,216	20,853	—	—	—
Russell™ Mid Cap Index	8,167,671	—	—	—	—
Russell™ Mid Cap Growth Index	3,232,126	303,855	—	—	—
Russell™ Small Cap Index	3,593,655	—	—	—	—
U.S. Bond Index	24,978,461	—	67,537,388	602,727	—
Euro STOXX 50® Index	6,042,219	—	—	—	—
FTSE 100 Index®	7,687,842	685,204	—	—	—
Hang Seng Index	120,171	—	640,794	—	132,505
International Index	12,161,184	—	—	—	—
Japan TOPIX Index	801,470	—	—	—	—
WisdomTreeSM Index	7,067,025	—	—	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Russell™ Large Cap Index	$24,770,372	$—	$108,370,474	$—	$—	$(6,207,803)	2010
						(13,186,377)	2014
						(57,290,675)	2015
						(61,875,790)	2016
						(125,559,316)	2017

						$(264,119,961)*

Russell™ Large Cap Growth Index	2,352,938	—	65,852,599	—	—	(48,047,666)	2014
						(20,625,387)	2015
						(143,769,582)	2016

						$(212,442,635)*

Russell™ Large Cap Value Index	9,628,657	20,172	14,227,733	—	—	(18,596,175)	2015
						(3,099,362)	2016

						$(21,695,537)*

Russell™ Mid Cap Index	8,156,981	—	121,598,233	—	—	(73,307)	2016
Russell™ Mid Cap Growth Index	3,230,639	301,968	45,107,210	—	—	(48,562,714)	2015
						(142,133,093)	2016

						$(190,695,807)

Russell™ Small Cap Index	3,592,162	—	26,042,661	—	—	(9,091,866)	2016
						(3,418,918)	2017

						$(12,510,784)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
U.S. Bond Index	$594,774	$—	$5,664,834	$—	$—	$—	$—
Euro STOXX 50® Index	6,039,145	—	47,567,222	(2,740,548)	(423,353)	—	—
FTSE 100 Index®	7,682,462	681,339	53,207,268	—	(269,787)	—	—
Hang Seng Index	—	—	9,384,071	—	—	(348,360)	2017
International Index	12,160,093	—	62,570,890	—	—	(54,964,494)	2015
						(14,301,357)	2016
						(92,131,798)	2017

						$(161,397,649)*

Japan TOPIX Index	798,817	—	1,284,695	—	(521,268)	—	—
WisdomTreeSM Index	7,066,880	—	(19,013)	—	—	(9,648,239)	2016
						(30,689,698)	2017

						$(40,337,937)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolio declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0641	July 2, 2010	June 30, 2010
Class I	$0.0754	July 2, 2010	June 30, 2010
Class S	$0.0691	July 2, 2010	June 30, 2010
Class S2	$0.0663	July 2, 2010	June 30, 2010

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	19.4%
Financials	15.3%
Health Care	12.9%
Consumer Staples	11.5%
Energy	11.0%
Industrials	9.8%

Consumer Discretionary	8.8%
Telecommunication Services	3.3%
Materials	2.7%
Utilities	2.3%
Other Assets and Liabilities – Net*	3.0%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 96.5%
		Consumer Discretionary: 8.8%
242,250	S	Comcast Corp. - Class A	$4,207,883	0.6
145,800		Home Depot, Inc.	4,092,606	0.6
92,600		McDonald’s Corp.	6,099,562	0.9
168,600		Walt Disney Co.	5,310,900	0.8
		Other Securities	39,125,918	5.9
			58,836,869	8.8

		Consumer Staples: 11.5%
179,350		Altria Group, Inc.	3,594,174	0.5
181,350	S	Coca-Cola Co.	9,089,262	1.4
42,250		Colgate-Palmolive Co.	3,327,610	0.5
117,150		CVS Caremark Corp.	3,434,838	0.5
138,150		Kraft Foods, Inc.	3,868,200	0.6
138,900		PepsiCo, Inc.	8,465,955	1.3
159,500		Philip Morris International, Inc.	7,311,480	1.1
248,032		Procter & Gamble Co.	14,876,959	2.2
175,750	S	Wal-Mart Stores, Inc.	8,448,303	1.3
		Other Securities	14,365,247	2.1
			76,782,028	11.5

		Energy: 11.0%
172,994	S	Chevron Corp.	11,739,373	1.8
128,200		ConocoPhillips	6,293,338	0.9
438,803	S	ExxonMobil Corp.	25,042,487	3.8
69,950		Occidental Petroleum Corp.	5,396,643	0.8
102,750		Schlumberger Ltd.	5,686,185	0.8
		Other Securities	19,519,263	2.9
			73,677,289	11.0

		Financials: 14.8%
90,300		American Express Co.	3,584,910	0.5
863,943	S	Bank of America Corp.	12,414,861	1.9
148,900	@	Berkshire Hathaway, Inc.	11,865,841	1.8
1,821,550	@, S	Citigroup, Inc.	6,849,028	1.0
44,300		Goldman Sachs Group, Inc.	5,815,261	0.9

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
342,585		JP Morgan Chase & Co.	$12,542,037	1.9
165,100		US Bancorp.	3,689,985	0.6
419,071		Wells Fargo & Co.	10,728,218	1.6
		Other Securities	30,882,713	4.6
			98,372,854	14.8

		Health Care: 12.9%
132,900		Abbott Laboratories	6,217,062	0.9
82,500	@	Amgen, Inc.	4,339,500	0.6
148,100		Bristol-Myers Squibb Co.	3,693,614	0.6
237,500		Johnson & Johnson	14,026,750	2.1
94,900		Medtronic, Inc.	3,442,023	0.5
268,485		Merck & Co., Inc.	9,388,920	1.4
694,539		Pfizer, Inc.	9,904,126	1.5
		Other Securities	35,024,898	5.3
			86,036,893	12.9

		Industrials: 9.8%
61,400		3M Co.	4,849,986	0.7
65,400		Boeing Co.	4,103,850	0.6
919,350		General Electric Co.	13,257,027	2.0
61,450		United Parcel Service, Inc. - Class B	3,495,891	0.5
80,300		United Technologies Corp.	5,212,273	0.8
		Other Securities	34,328,048	5.2
			65,247,075	9.8

		Information Technology: 19.4%
78,400	@	Apple, Inc.	19,719,952	3.0
491,800	@	Cisco Systems, Inc.	10,480,258	1.6
21,000	@	Google, Inc. - Class A	9,343,950	1.4
201,900		Hewlett-Packard Co.	8,738,232	1.3
479,100		Intel Corp.	9,318,495	1.4
110,450		International Business Machines Corp.	13,638,366	2.0
659,580		Microsoft Corp.	15,176,918	2.3
328,045		Oracle Corp.	7,039,846	1.1
141,300	L	Qualcomm, Inc.	4,640,292	0.7
		Other Securities	30,950,439	4.6
			129,046,748	19.4

		Materials: 2.7%
		Other Securities	17,987,413	2.7

		Telecommunication Services: 3.3%
508,800		AT&T, Inc.	12,307,872	1.9
243,450		Verizon Communications, Inc.	6,821,469	1.0
		Other Securities	2,619,359	0.4
			21,748,700	3.3

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Utilities: 2.3%
		Other Securities	$15,248,204	2.3
		Total Common Stock (Cost $ 553,277,064)	642,984,073	96.5

REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Financials: 0.5%
		Other Securities	3,095,543	0.5
		Total Real Estate Investment Trusts (Cost $ 2,508,220)	3,095,543	0.5

		Total Long-Term Investments (Cost $ 555,785,284)	646,079,616	97.0

SHORT-TERM INVESTMENTS: 2.7%
		Affiliated Mutual Fund: 2.6%
17,513,000		ING Institutional Prime Money Market Fund - Class I	17,513,000	2.6
		Total Mutual Fund (Cost $ 17,513,000)	17,513,000	2.6

		Securities Lending Collateralcc: 0.1%
522,936	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	418,349	0.1
		Total Securities Lending Collateral (Cost $ 522,936)	418,349	0.1

		Total Short-Term Investments (Cost $ 18,035,936)	17,931,349	2.7

		Total Investments in Securities (Cost $ 573,821,220)*	$664,010,965	99.7
		Other Assets and Liabilities - Net	2,200,815	0.3

		Net Assets	$666,211,780	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $609,025,362.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$103,024,519
Gross Unrealized Depreciation	(48,038,916)

Net Unrealized Appreciation	$54,985,603

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$642,984,073	$—	$—	$642,984,073
Real Estate Investment Trusts	3,095,543	—	—	3,095,543
Short-Term Investments	17,513,000	—	418,349	17,931,349

Total Investments, at value	$663,592,616	$—	$418,349	$664,010,965

Liabilities Table
Other Financial Instruments+:
Futures	(640,199)	—	—	(640,199)

Total Liabilities	$(640,199)	$—	$—	$(640,199)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

Total Investments, at value	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.
Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	370	09/17/10	$18,992,100	$(617,006)
S&P 500®	2	09/16/10	513,300	(23,193)

			$19,505,400	$(640,199)

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$640,199

Total Liability Derivatives		$640,199

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$521,966

Total	$521,966

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(930,013)

Total	$(930,013)

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	33.9%
Consumer Discretionary	11.8%
Energy	11.8%
Industrials	11.7%
Consumer Staples	11.6%
Health Care	9.5%

Materials	3.8%
Financials	3.7%
Telecommunication Services	0.5%
Other Assets and Liabilities – Net*	1.7%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 11.8%
29,671	@, L	Amazon.com, Inc.	$3,241,853	1.0
75,220	@	DIRECTV	2,551,462	0.8
282,700	@	Ford Motor Co.	2,849,616	0.9
143,530		Home Depot, Inc.	4,028,887	1.2
91,180		McDonald’s Corp.	6,006,027	1.8
30,530		Nike, Inc.	2,062,302	0.6
62,380	L	Target Corp.	3,067,225	0.9
		Other Securities	15,116,488	4.6
			38,923,860	11.8

		Consumer Staples: 11.6%
102,930		Altria Group, Inc.	2,062,717	0.6
133,230		Coca-Cola Co.	6,677,488	2.0
34,840		Colgate-Palmolive Co.	2,743,998	0.9
37,350		Costco Wholesale Corp.	2,047,901	0.6
78,580		PepsiCo, Inc.	4,789,451	1.5
132,180		Philip Morris International, Inc.	6,059,131	1.9
75,600		Walgreen Co.	2,018,520	0.6
104,470		Wal-Mart Stores, Inc.	5,021,873	1.5
		Other Securities	6,600,371	2.0
			38,021,450	11.6

		Energy: 11.8%
48,300		ConocoPhillips	2,371,047	0.7
21,500		EOG Resources, Inc.	2,114,955	0.7
396,810	S	ExxonMobil Corp.	22,645,947	6.9
101,150		Schlumberger Ltd.	5,597,641	1.7
		Other Securities	5,996,181	1.8
			38,725,771	11.8

		Financials: 3.0%
88,854		American Express Co.	3,527,504	1.1
		Other Securities	6,340,399	1.9
			9,867,903	3.0

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: 9.5%
117,970		Abbott Laboratories	$5,518,637	1.7
46,440	@	Express Scripts, Inc.	2,183,609	0.7
75,480	@	Gilead Sciences, Inc.	2,587,454	0.8
35,020		Johnson & Johnson	2,068,281	0.6
38,740	@	Medco Health Solutions, Inc.	2,133,799	0.6
71,790	S	Medtronic, Inc.	2,603,823	0.8
		Other Securities	14,016,613	4.3
			31,112,216	9.5

		Industrials: 11.7%
60,460	L	3M Co.	4,775,735	1.5
52,110	S	Boeing Co.	3,269,903	1.0
53,230		Caterpillar, Inc.	3,197,526	1.0
63,880		Emerson Electric Co.	2,790,917	0.8
209,900		General Electric Co.	3,026,758	0.9
64,900		Honeywell International, Inc.	2,533,047	0.8
60,570		United Parcel Service, Inc. - Class B	3,445,827	1.0
72,260	S	United Technologies Corp.	4,690,397	1.4
		Other Securities	10,788,545	3.3
			38,518,655	11.7

		Information Technology: 33.9%
77,175	@	Apple, Inc.	19,411,828	5.9
484,123	@	Cisco Systems, Inc.	10,316,661	3.1
174,220	@	EMC Corp.	3,188,226	1.0
20,627	@	Google, Inc. - Class A	9,177,984	2.8
198,830		Hewlett-Packard Co.	8,605,362	2.6
322,590		Intel Corp.	6,274,376	1.9
108,700		International Business Machines Corp.	13,422,276	4.1
434,300		Microsoft Corp.	9,993,243	3.0
322,880	S	Oracle Corp.	6,929,005	2.1
139,057		Qualcomm, Inc.	4,566,632	1.4
39,575		Visa, Inc.	2,799,931	0.9
		Other Securities	16,701,866	5.1
			111,387,390	33.9

		Materials: 3.8%
36,690		Freeport-McMoRan Copper & Gold, Inc.	2,169,480	0.7
46,285		Monsanto Co.	2,139,293	0.6
40,360		Newmont Mining Corp.	2,491,826	0.8
		Other Securities	5,529,192	1.7
			12,329,791	3.8

		Telecommunication Services: 0.5%
		Other Securities	1,522,790	0.5
		Total Common Stock (Cost $ 299,894,387)	320,409,826	97.6

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Financials: 0.7%
		Other Securities	$2,338,813	0.7
		Total Real Estate Investment Trusts (Cost $ 2,131,392)	2,338,813	0.7

		Total Long-Term Investments (Cost $ 302,025,779)	322,748,639	98.3

SHORT-TERM INVESTMENTS: 3.9%
		Affiliated Mutual Fund: 1.4%
4,643,000		ING Institutional Prime Money Market Fund - Class I	4,643,000	1.4
		Total Mutual Fund (Cost $ 4,643,000)	4,643,000	1.4

		Securities Lending Collateralcc: 2.5%
7,314,043		BNY Mellon Overnight Government Fund(1)	7,314,043	2.2
1,230,638	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	984,510	0.3
		Total Securities Lending Collateral (Cost $ 8,544,681)	8,298,553	2.5

		Total Short-Term Investments (Cost $ 13,187,681)	12,941,553	3.9

		Total Investments in Securities (Cost $ 315,213,460)*	$335,690,192	102.2
		Other Assets and Liabilities - Net	(7,277,939)	(2.2)

		Net Assets	$328,412,253	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $315,288,829.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,093,155
Gross Unrealized Depreciation	(14,691,792)

Net Unrealized Appreciation	$20,401,363

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$320,409,826	$—	$—	$320,409,826
Real Estate Investment Trusts	2,338,813	—	—	2,338,813
Short-Term Investments	11,957,043	—	984,510	12,941,553

Total Investments, at value	$334,705,682	$—	$984,510	$335,690,192

Other Financial Instruments+:
Futures	(240,355)	—	—	(240,355)

Total Liabilities	$(240,355)	$—	$—	$(240,355)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

Total Investments, at value	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	109	09/17/10	$5,594,970	$(240,355)

			$5,594,970	$(240,355)

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$240,355

Total Liability Derivatives		$240,355

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(258,990)

Total	$(258,990)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(211,943)

Total	$(211,943)

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	27.4%
Health Care	16.7%
Consumer Staples	11.7%
Energy	10.6%
Industrials	8.0%
Telecommunication Services	6.2%

Consumer Discretionary	6.0%
Information Technology	4.9%
Utilities	4.7%
Materials	1.7%
Other Assets and Liabilities – Net*	2.1%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 6.0%
57,850	S	Comcast Corp. - Class A	$1,004,855	1.3
37,200		News Corp. - Class A	444,912	0.6
18,648		Time Warner, Inc.	539,114	0.7
40,305		Walt Disney Co.	1,269,608	1.6
		Other Securities	1,357,311	1.8
			4,615,800	6.0

		Consumer Staples: 11.7%
10,995		Coca-Cola Co.	551,069	0.7
24,835		CVS Caremark Corp.	728,162	0.9
33,000		Kraft Foods, Inc.	924,000	1.2
14,100		PepsiCo, Inc.	859,395	1.1
55,685		Procter & Gamble Co.	3,339,986	4.3
16,600		Wal-Mart Stores, Inc.	797,962	1.0
		Other Securities	1,909,660	2.5
			9,110,234	11.7

		Energy: 10.6%
6,960		Apache Corp.	585,962	0.8
39,085		Chevron Corp.	2,652,308	3.4
18,900	S	ConocoPhillips	927,801	1.2
9,210		Devon Energy Corp.	561,073	0.7
8,518		ExxonMobil Corp.	486,122	0.7
13,330		Occidental Petroleum Corp.	1,028,410	1.3
		Other Securities	1,958,682	2.5
			8,200,358	10.6

		Financials: 27.2%
206,293	S	Bank of America Corp.	2,964,424	3.8
24,900		Bank of New York Mellon Corp.	614,781	0.8
35,600	@	Berkshire Hathaway, Inc.	2,836,964	3.6
434,950	@, S	Citigroup, Inc.	1,635,412	2.1
10,600		Goldman Sachs Group, Inc.	1,391,462	1.8
81,750		JP Morgan Chase & Co.	2,992,868	3.9
19,615		Morgan Stanley	455,264	0.6

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
10,850		PNC Financial Services Group, Inc.	$613,025	0.8
9,580		Prudential Financial, Inc.	514,063	0.7
9,045		Travelers Cos., Inc.	445,466	0.6
39,410		US Bancorp.	880,814	1.1
100,046		Wells Fargo & Co.	2,561,178	3.3
		Other Securities	3,196,179	4.1
			21,101,900	27.2

		Health Care: 16.7%
19,700	@	Amgen, Inc.	1,036,220	1.3
35,350		Bristol-Myers Squibb Co.	881,629	1.1
16,100		Eli Lilly & Co.	539,350	0.7
48,150		Johnson & Johnson	2,843,739	3.7
64,100		Merck & Co., Inc.	2,241,577	2.9
165,807		Pfizer, Inc.	2,364,408	3.0
23,400	S	UnitedHealth Group, Inc.	664,560	0.9
8,770	@	WellPoint, Inc.	429,116	0.5
		Other Securities	1,991,581	2.6
			12,992,180	16.7

		Industrials: 8.0%
168,605		General Electric Co.	2,431,284	3.1
9,090		Union Pacific Corp.	631,846	0.8
		Other Securities	3,170,759	4.1
			6,233,889	8.0

		Information Technology: 4.9%
28,065		Corning, Inc.	453,250	0.6
36,100		Intel Corp.	702,145	0.9
52,100		Microsoft Corp.	1,198,821	1.5
		Other Securities	1,434,184	1.9
			3,788,400	4.9

		Materials: 1.7%
23,760	S	Dow Chemical Co.	563,587	0.7
12,160		EI Du Pont de Nemours & Co.	420,614	0.6
		Other Securities	319,796	0.4
			1,303,997	1.7

		Telecommunication Services: 6.2%
121,500		AT&T, Inc.	2,939,085	3.8
58,095		Verizon Communications, Inc.	1,627,822	2.1
		Other Securities	256,732	0.3
			4,823,639	6.2

		Utilities: 4.7%
12,250		Dominion Resources, Inc.	474,565	0.6
27,000		Duke Energy Corp.	432,000	0.6
13,615		Exelon Corp.	516,962	0.7

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Utilities: (continued)
16,900	S	Southern Co.	$562,432	0.7
		Other Securities	1,649,793	2.1
			3,635,752	4.7
		Total Common Stock (Cost $ 66,462,685)	75,806,149	97.7

REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Financials: 0.2%
		Other Securities	176,407	0.2
		Total Real Estate Investment Trusts (Cost $ 115,312)	176,407	0.2

		Total Long-Term Investments (Cost $ 66,577,997)	75,982,556	97.9

SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 1.3%
1,023,000		ING Institutional Prime Money Market Fund - Class I	1,023,000	1.3
		Total Short-Term Investments (Cost $ 1,023,000)	1,023,000	1.3

		Total Investments in Securities (Cost $ 67,600,997)*	$77,005,556	99.2
		Other Assets and Liabilities - Net	589,936	0.8

		Net Assets	$77,595,492	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $71,735,628.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,265,128
Gross Unrealized Depreciation	(4,995,200)

Net Unrealized Appreciation	$5,269,928

See Accompanying Notes to Financial Statements

ING RUSSELL™ LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$75,806,149	$—	$—	$75,806,149
Real Estate Investment Trusts	176,407	—	—	176,407
Short-Term Investments	1,023,000	—	—	1,023,000

Total Investments, at value	$77,005,556	$—	$—	$77,005,556

Liabilities Table
Other Financial Instruments+:
Futures	(53,350)	—	—	(53,350)

Total Liabilities	$(53,350)	$—	$—	$(53,350)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.
Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	26	09/17/10	$1,334,580	$(53,350)

			$1,334,580	$(53,350)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$53,350

Total Liability Derivatives		$53,350

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(45,910)

Total	$(45,910)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(44,487)

Total	$(44,487)

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	18.5%
Information Technology	14.3%
Consumer Discretionary	14.0%
Industrials	12.1%
Health Care	9.2%
Energy	7.5%

Utilities	7.1%
Consumer Staples	6.4%
Materials	6.0%
Telecommunication Services	1.8%
Other Assets and Liabilities – Net*	3.1%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 91.2%
		Consumer Discretionary: 14.0%
105,150	@, S	Bed Bath & Beyond, Inc.	$3,898,962	0.3
121,900		Coach, Inc.	4,455,445	0.3
113,500	@	Discovery Communications, Inc. - Class A	4,053,085	0.3
		Other Securities	169,054,187	13.1
			181,461,679	14.0

		Consumer Staples: 6.4%
171,150	S	Avon Products, Inc.	4,535,475	0.4
177,900		ConAgra Foods, Inc.	4,148,628	0.3
126,300		HJ Heinz Co.	5,458,686	0.4
61,050		Lorillard, Inc.	4,394,379	0.4
81,700		Mead Johnson Nutrition Co.	4,094,804	0.3
		Other Securities	59,860,013	4.6
			82,491,985	6.4

		Energy: 7.5%
76,450		Murphy Oil Corp.	3,788,098	0.3
69,750		Noble Energy, Inc.	4,208,018	0.3
107,400		Peabody Energy Corp.	4,202,562	0.3
258,800		Spectra Energy Corp.	5,194,030	0.4
225,900		Valero Energy Corp.	4,061,682	0.3
295,700	@	Weatherford International Ltd.	3,885,498	0.3
		Other Securities	72,150,218	5.6
			97,490,106	7.5

		Financials: 12.8%
107,600		AON Corp.	3,994,112	0.3
317,550		Fifth Third Bancorp.	3,902,690	0.3
177,400		Hartford Financial Services Group, Inc.	3,925,862	0.3
216,250		Marsh & McLennan Cos., Inc.	4,876,438	0.4
267,800		Progressive Corp.	5,013,216	0.4
199,700		SunTrust Bank	4,653,010	0.4
103,650	S	T. Rowe Price Group, Inc.	4,601,024	0.3
		Other Securities	134,392,916	10.4
			165,359,268	12.8

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: 9.2%
66,250	@	Hospira, Inc.	$3,806,063	0.3
15,650	@	Intuitive Surgical, Inc.	4,939,453	0.4
		Other Securities	110,132,226	8.5
			118,877,742	9.2

		Industrials: 12.1%
80,100		Cummins, Inc.	5,216,913	0.4
66,950		Eaton Corp.	4,381,208	0.3
128,600		Ingersoll-Rand PLC	4,435,414	0.3
129,810		Republic Services, Inc.	3,859,251	0.3
		Other Securities	139,092,494	10.8
			156,985,280	12.1

		Information Technology: 14.3%
139,100	@	Agilent Technologies, Inc.	3,954,613	0.3
112,050	@	Intuit, Inc.	3,895,979	0.3
137,650	@	NetApp, Inc.	5,135,722	0.4
45,750	@	Salesforce.com, Inc.	3,926,265	0.3
91,900	@	Sandisk Corp.	3,866,233	0.3
268,500		Western Union Co.	4,003,335	0.3
550,817	S	Xerox Corp.	4,428,569	0.4
		Other Securities	155,579,751	12.0
			184,790,467	14.3

		Materials: 6.0%
93,250		Ecolab, Inc.	4,187,858	0.3
174,450	S	International Paper Co.	3,947,804	0.3
66,450		PPG Industries, Inc.	4,014,245	0.3
		Other Securities	65,127,103	5.1
			77,277,010	6.0

		Telecommunication Services: 1.8%
120,035		CenturyTel, Inc.	3,998,366	0.3
116,000	@	Crown Castle International Corp.	4,322,160	0.3
		Other Securities	14,918,292	1.2
			23,238,818	1.8

		Utilities: 7.1%
112,650		Consolidated Edison, Inc.	4,855,215	0.4
130,100		Edison International	4,126,772	0.3
121,800		FirstEnergy Corp.	4,291,014	0.3
114,700		Progress Energy, Inc.	4,498,534	0.4
98,850		Sempra Energy	4,625,192	0.4
		Other Securities	68,726,906	5.3
			91,123,633	7.1
		Total Common Stock (Cost $ 1,080,175,442)	1,179,095,988	91.2

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 5.7%
		Financials: 5.7%
223,550		Annaly Capital Management, Inc.	$3,833,883	0.3
55,550		Boston Properties, Inc.	3,962,937	0.3
113,050		Equity Residential	4,707,402	0.4
64,550		Vornado Realty Trust	4,708,923	0.4
		Other Securities	55,978,176	4.3
		Total Real Estate Investment Trusts (Cost $ 61,444,333)	73,191,321	5.7

		Total Long-Term Investments (Cost $ 1,141,619,775)	1,252,287,309	96.9

SHORT-TERM INVESTMENTS: 5.5%
		Affiliated Mutual Fund: 2.8%
35,655,000		ING Institutional Prime Money Market Fund - Class I	35,655,000	2.8
		Total Mutual Fund (Cost $ 35,655,000)	35,655,000	2.8

		Securities Lending Collateralcc: 2.7%
35,398,737		BNY Mellon Overnight Government Fund(1)	35,398,737	2.7
268,841	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	215,073	0.0
		Total Securities Lending Collateral (Cost $ 35,667,578)	35,613,810	2.7
		Total Short-Term Investments (Cost $ 71,322,578)	71,268,810	5.5

		Total Investments in Securities (Cost $ 1,212,942,353)*	$1,323,556,119	102.4
		Other Assets and Liabilities - Net	(31,478,134)	(2.4)

		Net Assets	$1,292,077,985	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
*	Cost for federal income tax purposes is $1,224,657,785.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$155,393,241
Gross Unrealized Depreciation	(56,494,907)

Net Unrealized Appreciation	$98,898,334

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$1,179,095,988	$—	$—	$1,179,095,988
Real Estate Investment Trusts	73,191,321	—	—	73,191,321
Short-Term Investments	71,053,737	—	215,073	71,268,810

Total Investments, at value	$1,323,341,046	$—	$215,073	$1,323,556,119

Liabilities Table
Other Financial Instruments+:
Futures	(1,283,781)	—	—	(1,283,781)

Total Liabilities	$(1,283,781)	$—	$—	$(1,283,781)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$215,073	$—	$—	$—	$—	$—	$—	$—	$215,073

Total Investments, at value	$215,073	$—	$—	$—	$—	$—	$—	$—	$215,073

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	583	09/17/10	$41,393,000	$(1,283,781)

			$41,393,000	$(1,283,781)

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$1,283,781

Total Liability Derivatives		$1,283,781

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$1,872,903

Total	$1,872,903

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(2,014,389)

Total	$(2,014,389)

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	23.7%
Consumer Discretionary	18.9%
Industrials	15.1%
Health Care	14.0%
Financials	6.8%
Materials	6.7%

Consumer Staples	5.5%
Energy	5.0%
Telecommunication Services	1.8%
Utilities	0.7%
Other Assets and Liabilities – Net*	1.8%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 96.9%
		Consumer Discretionary: 18.9%
45,980	@	Bed Bath & Beyond, Inc.	$1,704,938	0.7
53,240		Coach, Inc.	1,945,922	0.8
36,300	@	Discovery Communications, Inc. - Class A	1,296,273	0.5
47,320		Marriott International, Inc.	1,416,761	0.5
24,140	@	O’Reilly Automotive, Inc.	1,148,098	0.4
8,260	@	Priceline.com, Inc.	1,458,220	0.6
21,360		Ross Stores, Inc.	1,138,274	0.4
33,020		Starwood Hotels & Resorts Worldwide, Inc.	1,368,019	0.5
		Other Securities	37,727,201	14.5
			49,203,706	18.9

		Consumer Staples: 5.5%
74,720		Avon Products, Inc.	1,980,080	0.8
23,160		Clorox Co.	1,439,626	0.5
82,260		Sara Lee Corp.	1,159,866	0.4
		Other Securities	9,780,563	3.8
			14,360,135	5.5

		Energy: 5.0%
26,600	@	Ultra Petroleum Corp.	1,177,050	0.5
		Other Securities	11,817,531	4.5
			12,994,581	5.0

		Financials: 5.5%
12,920	@	IntercontinentalExchange, Inc.	1,460,348	0.6
87,100		Marsh & McLennan Cos., Inc.	1,964,105	0.7
45,300		T. Rowe Price Group, Inc.	2,010,867	0.8
		Other Securities	8,731,644	3.4
			14,166,964	5.5

		Health Care: 14.0%
49,260		AmerisourceBergen Corp.	1,564,005	0.6
16,560		CR Bard, Inc.	1,283,897	0.5
18,120	@	DaVita, Inc.	1,131,413	0.4
28,980	@	Hospira, Inc.	1,664,901	0.7
6,880	@, S	Intuitive Surgical, Inc.	2,171,466	0.8

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: (continued)
18,240	@	Laboratory Corp. of America Holdings	$1,374,384	0.5
21,540	@	Varian Medical Systems, Inc.	1,126,111	0.4
35,240	@	Vertex Pharmaceuticals, Inc.	1,159,396	0.5
		Other Securities	24,796,659	9.6
			36,272,232	14.0

		Industrials: 15.1%
28,940	S	CH Robinson Worldwide, Inc.	1,610,800	0.6
29,200	@	Cooper Industries PLC	1,284,800	0.5
34,980		Cummins, Inc.	2,278,247	0.9
137,780	@	Delta Airlines, Inc.	1,618,915	0.6
37,120		Expeditors International Washington, Inc.	1,281,011	0.5
23,140	L	Fastenal Co.	1,161,397	0.4
24,860		Rockwell Automation, Inc.	1,220,377	0.5
		Other Securities	28,779,895	11.1
			39,235,442	15.1

		Information Technology: 23.7%
60,760	@	Agilent Technologies, Inc.	1,727,407	0.7
30,040	@	Akamai Technologies, Inc.	1,218,723	0.5
52,660		Altera Corp.	1,306,495	0.5
30,240		Amphenol Corp.	1,187,827	0.4
52,000		Analog Devices, Inc.	1,448,720	0.6
32,380	@	Citrix Systems, Inc.	1,367,407	0.5
18,740	@	Cree, Inc.	1,124,962	0.4
48,920	@	Intuit, Inc.	1,700,948	0.6
94,480	@	Marvell Technology Group Ltd.	1,489,005	0.6
60,160	@	NetApp, Inc.	2,244,562	0.9
56,300		Paychex, Inc.	1,462,111	0.6
19,940	@	Salesforce.com, Inc.	1,711,251	0.7
40,080	@	Sandisk Corp.	1,686,166	0.6
117,300		Western Union Co.	1,748,943	0.7
48,300		Xilinx, Inc.	1,220,058	0.5
		Other Securities	38,809,126	14.9
			61,453,711	23.7

		Materials: 6.7%
40,720		Ecolab, Inc.	1,828,735	0.7
59,300		International Paper Co.	1,341,959	0.5
		Other Securities	14,332,385	5.5
			17,503,079	6.7

		Telecommunication Services: 1.8%
50,660	@	Crown Castle International Corp.	1,887,592	0.7
		Other Securities	2,846,404	1.1
			4,733,996	1.8

		Utilities: 0.7%
		Other Securities	1,691,624	0.7
		Total Common Stock (Cost $ 224,619,458)	251,615,470	96.9

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Financials: 1.3%
		Other Securities	$3,474,659	1.3
		Total Real Estate Investment Trusts (Cost $ 3,316,202)	3,474,659	1.3

		Total Long-Term Investments (Cost $ 227,935,660)	255,090,129	98.2

SHORT-TERM INVESTMENTS: 6.0%
		Affiliated Mutual Fund: 1.8%
4,549,000		ING Institutional Prime Money Market Fund - Class I	4,549,000	1.8
		Total Mutual Fund (Cost $ 4,549,000)	4,549,000	1.8

		Securities Lending Collateralcc: 4.2%
10,080,744		BNY Mellon Overnight Government Fund(1)	10,080,744	3.9
1,077,859	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	862,287	0.3
		Total Securities Lending Collateral (Cost $ 11,158,603)	10,943,031	4.2

		Total Short-Term Investments (Cost $ 15,707,603)	15,492,031	6.0

		Total Investments in Securities (Cost $ 243,643,263)*	$270,582,160	104.2
		Other Assets and Liabilities - Net	(10,816,652)	(4.2)

		Net Assets	$259,765,508	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $244,567,313.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,008,179
Gross Unrealized Depreciation	(8,993,332)

Net Unrealized Appreciation	$26,014,847

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$251,615,470	$—	$—	$251,615,470
Real Estate Investment Trusts	3,474,659	—	—	3,474,659
Short-Term Investments	14,629,744	—	862,287	15,492,031

Total Investments, at value	$269,719,873	$—	$862,287	$270,582,160

Liabilities Table
Other Financial Instruments+:
Futures	(173,972)	—	—	(173,972)

Total Liabilities	$(173,972)	$—	$—	$(173,972)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287

Total Investments, at value	$862,287	$—	$—	$—	$—	$—	$—	$—	$862,287

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	72	09/17/10	$5,112,000	$(173,972)

			$5,112,000	$(173,972)

See Accompanying Notes to Financial Statements

ING RUSSELL™ MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$173,972

Total Liability Derivatives		$173,972

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(37,519)

Total	$(37,519)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(128,919)

Total	$(128,919)

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	20.7%
Information Technology	17.2%
Industrials	14.9%
Consumer Discretionary	13.3%
Health Care	13.2%
Energy	5.2%

Materials	4.7%
Consumer Staples	3.3%
Utilities	3.2%
Telecommunication Services	1.0%
Other Assets and Liabilities – Net*	3.3%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 89.8%
		Consumer Discretionary: 13.3%
44,990	@	Carter’s, Inc.	$1,180,988	0.2
9,200	@	Deckers Outdoor Corp.	1,314,404	0.2
21,700		Polaris Industries, Inc.	1,185,254	0.2
		Other Securities	80,478,674	12.7
			84,159,320	13.3

		Consumer Staples: 3.3%
38,170		Casey’s General Stores, Inc.	1,332,133	0.2
		Other Securities	19,427,066	3.1
			20,759,199	3.3

		Energy: 5.2%
83,380	@	Brigham Exploration Co.	1,282,384	0.2
		Other Securities	31,241,811	5.0
			32,524,195	5.2

		Financials: 13.8%
69,080		Alterra Capital Holdings Ltd.	1,297,322	0.2
127,110		Apollo Investment Corp.	1,185,936	0.2
76,114		FirstMerit Corp.	1,303,833	0.2
32,440		Platinum Underwriters Holdings Ltd.	1,177,248	0.2
23,640	@	ProAssurance Corp.	1,341,806	0.2
29,160	@	SVB Financial Group	1,202,267	0.2
22,370	S	Westamerica Bancorp.	1,174,872	0.2
		Other Securities	78,489,961	12.4
			87,173,245	13.8

		Health Care: 13.2%
37,250	@	AMERIGROUP Corp.	1,209,880	0.2
62,720	@	ev3, Inc.	1,405,555	0.2
64,420	@, S	Healthsouth Corp.	1,205,298	0.2
43,580		Owens & Minor, Inc.	1,236,800	0.2
37,360	@	Psychiatric Solutions, Inc.	1,222,419	0.2
39,030	@	Salix Pharmaceuticals Ltd.	1,523,341	0.2
38,820		Steris Corp.	1,206,526	0.2
		Other Securities	74,252,945	11.8
			83,262,764	13.2

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Industrials: 14.9%
26,360	@	Alaska Air Group, Inc.	$1,184,882	0.2
32,240		Baldor Electric Co.	1,163,219	0.2
36,230		Clarcor, Inc.	1,286,890	0.2
83,210	@	GrafTech International Ltd.	1,216,530	0.2
23,760		Nordson Corp.	1,332,461	0.2
		Other Securities	88,139,080	13.9
			94,323,062	14.9

		Information Technology: 17.2%
43,240		Adtran, Inc.	1,179,155	0.2
27,700	@	Concur Technologies, Inc.	1,182,236	0.2
48,050	@	Cybersource Corp.	1,226,717	0.2
42,890	@	GSI Commerce, Inc.	1,235,232	0.2
60,930		Jack Henry & Associates, Inc.	1,455,008	0.2
43,380	@	Netlogic Microsystems, Inc.	1,179,936	0.2
82,910	@	Parametric Technology Corp.	1,299,200	0.2
73,210	@, L	Rackspace Hosting, Inc.	1,342,671	0.2
45,230	@	Riverbed Technolgoy, Inc.	1,249,253	0.2
119,800	@, L	TIBCO Software, Inc.	1,444,718	0.2
		Other Securities	95,572,075	15.2
			108,366,201	17.2

		Materials: 4.7%
27,790		Rock-Tenn Co.	1,380,329	0.2
		Other Securities	28,373,158	4.5
			29,753,487	4.7

		Telecommunication Services: 1.0%
		Other Securities	5,951,946	1.0

		Utilities: 3.2%
44,690		Cleco Corp.	1,180,263	0.2
31,900		Nicor, Inc.	1,291,950	0.2
51,250		Piedmont Natural Gas Co.	1,296,625	0.2
35,420		WGL Holdings, Inc.	1,205,343	0.2
		Other Securities	15,335,582	2.4
			20,309,763	3.2
		Total Common Stock (Cost $ 551,026,054)	566,583,182	89.8

REAL ESTATE INVESTMENT TRUSTS: 6.9%
		Financials: 6.9%
81,390		BioMed Realty Trust, Inc.	1,309,565	0.2
96,870		CBL & Associates Properties, Inc.	1,205,063	0.2
33,210		Entertainment Properties Trust	1,264,305	0.2
49,600	S	Highwoods Properties, Inc.	1,376,896	0.2
27,350		Home Properties, Inc.	1,232,665	0.2
208,420	S	MFA Mortgage Investments, Inc.	1,542,308	0.2
57,220	S	National Retail Properties, Inc.	1,226,797	0.2

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: (continued)
63,880		Omega Healthcare Investors, Inc.	$1,273,128	0.2
28,300		Tanger Factory Outlet Centers, Inc.	1,171,054	0.2
		Other Securities	32,190,365	5.1
		Total Real Estate Investment Trusts (Cost $ 42,073,105)	43,792,146	6.9

RIGHTS: 0.0%
		Energy: 0.0%
		Other Securities	148	0.0
		Total Rights (Cost $—)	148	0.0

		Total Long-Term Investments (Cost $ 593,099,159)	610,375,476	96.7

SHORT-TERM INVESTMENTS: 14.6%
		Affiliated Mutual Fund: 6.0%
$38,024,000		ING Institutional Prime Money Market Fund - Class I	$38,024,000	6.0
		Total Affiliated Mutual Funds (Cost $ 38,024,000)	38,024,000	6.0

		Securities Lending Collateralcc: 8.6%
53,950,013		BNY Mellon Overnight Government Fund(1)	53,950,013	8.5
502,326	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	401,860	0.1
		Total Securities Lending Collateral (Cost $ 54,452,339)	54,351,873	8.6

		Total Short-Term Investments (Cost $ 92,476,339)	92,375,873	14.6

		Total Investments in Securities (Cost $ 685,575,498)*	$702,751,349	111.3
		Other Assets and Liabilities - Net	(71,499,737)	(11.3)

		Net Assets	$631,251,612	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $688,247,470.

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$64,523,593
Gross Unrealized Depreciation	(50,019,714)

Net Unrealized Appreciation	$14,503,879

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$566,583,182	$—	$—	$566,583,182
Real Estate Investment Trusts	43,792,146	—	—	43,792,146
Rights	—	148	—	148
Short-Term Investments	91,974,013	—	401,860	92,375,873

Total Investments, at value	$702,349,341	$148	$401,860	$702,751,349

Liabilities Table
Other Financial Instruments+:
Futures	(789,602)	—	—	(789,602)

Total Liabilities	$(789,602)	$—	$—	$(789,602)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$401,860	$—	$—	$—	$—	$—	$—	$—	401,860

Total Investments, at value	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	345	09/17/10	$20,969,100	$(789,602)

			$20,969,100	$(789,602)

See Accompanying Notes to Financial Statements

ING RUSSELL™ SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$789,602

Total Liability Derivatives		$789,602

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(1,117,899)

Total	$(1,117,899)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(2,391,764)

Total	$(2,391,764)

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation

as of June 30, 2010

(as a percent of net assets)

U.S. Government Agency Obligations	39.7%
U.S. Treasury Obligations	29.1%
Corporate Bonds/Notes	23.4%
Collateralized Mortgage Obligations	3.3%

Municipal Bonds	0.2%
Other Bonds	0.2%
Other Assets and Liabilities – Net*	4.1%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I, securities lending collateral, U.S. government agency obligation and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal Amount			Value	Percent of Net Assets

CORPORATE BONDS/NOTES: 23.4%
		Consumer Discretionary: 2.2%
$12,085,000		Comcast Corp., 6.300%-6.500%, due 11/15/17-11/15/35	$13,512,728	0.3
9,000,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	9,213,525	0.4
5,000,000	#	NBC Universal, Inc., 6.400%, due 04/30/40	5,359,395
16,805,000		Time Warner Cable, Inc., 5.850%-6.550%, due 05/01/17-05/01/37	18,404,071	0.5
9,520,000		Time Warner, Inc., 4.875%-6.500%, due 11/15/16-11/15/36	10,184,607	0.3
		Other Securities	24,783,157	0.7
			81,457,483	2.2

		Consumer Staples: 2.0%
7,535,000		Altria Group, Inc., 9.950%, due 11/10/38	9,927,340	0.3
5,600,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	6,444,166	0.5
12,440,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	13,430,411
7,315,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	7,996,509	0.2
5,585,000	#	Grupo Bimbo SAB de CV, 4.875%, due 06/30/20	5,657,700	0.2
8,910,000		Kraft Foods, Inc., 6.500%, due 02/09/40	9,999,034	0.6
8,415,000		Kraft Foods, Inc., 6.125%-6.500%, due 08/11/17-02/01/18	9,647,184
		Other Securities	9,296,280	0.2
			72,398,624	2.0

		Energy: 1.1%
12,170,000		Anadarko Petroleum Corp., 5.950%-6.200%, due 09/15/16-03/15/40	10,018,719	0.3
3,481,000	#	NGPL PipeCo, LLC, 6.514%, due 12/15/12	3,468,294	0.1
8,810,000	L	Valero Energy Corp., 6.625%, due 06/15/37	8,604,260	0.2
		Other Securities	18,231,717	0.5
			40,322,990	1.1

		Financials: 11.5%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	8,356,499	0.2
8,425,000		American Express Co., 7.000%, due 03/19/18	9,732,105	0.3
28,755,000		Bank of America Corp., 5.375%-6.500%, due 06/15/14-05/01/18	30,304,590	0.8
21,000,000		Citigroup, Inc., 5.500%, due 04/11/13	21,843,528	1.2
23,215,000		Citigroup, Inc., 2.125%-8.125%, due 04/30/12-07/15/39	23,229,923
21,450,000	L	European Investment Bank, 1.750%-2.375%, due 09/14/12-03/14/14	21,753,565	0.6
23,000,000		General Electric Capital Corp., 5.250%-6.750%, due 10/19/12-03/15/32	24,713,367	0.7
19,195,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12	20,109,143	1.4
28,065,000		Goldman Sachs Group, Inc., 4.750%-6.750%, due 07/15/13-10/01/37	29,095,429
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	2,425,470	0.1

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		Financials: (continued)
$12,675,000		JP Morgan Chase & Co., 3.400%, due 06/24/15	$12,718,184	0.8
16,420,000	L	JP Morgan Chase & Co., 2.125%-5.375%, due 10/01/12-12/26/12	17,661,678
17,585,000	L	Kreditanstalt fuer Wiederaufbau, 2.000%, due 01/17/12	17,844,414	0.5
10,910,000		Merrill Lynch & Co., Inc., 5.450%-6.220%, due 02/05/13-09/15/26	10,800,292	0.3
6,995,000		Metlife, Inc., 6.750%, due 06/01/16	7,923,544	0.2
21,150,000		Morgan Stanley, 5.375%-6.625%, due 10/15/15-04/01/18	21,857,130	0.6
5,200,000	#	Northwestern Mutual Life Insurance, 6.063%, due 03/30/40	5,594,482	0.2
11,570,000		Toyota Motor Credit Corp., 3.200%, due 06/17/15	11,822,527	0.3
11,275,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, due 06/02/14	12,788,500	0.4
15,860,000		Wells Fargo & Co., 3.625%, due 04/15/15	16,223,020	0.4
		Other Securities	91,277,335	2.5
			418,074,725	11.5

		Health Care: 0.6%
10,550,000		CareFusion Corp., 4.125%, due 08/01/12	11,025,995	0.3
		Other Securities	9,690,455	0.3
			20,716,450	0.6

		Industrials: 1.2%
7,460,000		Continental Airlines, Inc., 7.250%, due 11/10/19	7,944,900	0.2
		Other Securities	35,145,742	1.0
			43,090,642	1.2

		Information Technology: 0.5%
10,800,000		Xerox Corp., 5.500%, due 05/15/12	11,517,390	0.3
		Other Securities	6,790,415	0.2
			18,307,805	0.5

		Materials: 1.1%
9,355,000		Dow Chemical Co., 8.550%, due 05/15/19	11,470,156	0.3
9,310,000		Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	10,627,868	0.3
		Other Securities	16,611,835	0.5
			38,709,859	1.1

		Telecommunication Services: 2.2%
3,300,000	#	America Movil SAB de CV, 5.000%, due 03/30/20	3,425,971	0.1
8,875,000		AT&T, Inc., 6.500%, due 09/01/37	9,876,712	0.3
10,775,000		France Telecom S.A., 4.375%, due 07/08/14	11,630,169	0.3
9,000,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	10,075,284	0.3
12,665,000		Verizon Communications, Inc., 6.350%-7.750%, due 04/01/19-12/01/30	14,946,461	0.4
		Other Securities	31,712,262	0.8
			81,666,859	2.2

		Utilities: 1.0%
9,260,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	9,868,771	0.3
		Other Securities	27,175,518	0.7
			37,044,289	1.0
		Total Corporate Bonds/Notes (Cost $819,500,234)	851,789,726	23.4

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.7%
		Federal Home Loan Bank: 0.7%
$23,960,000	L	1.125%-5.625%, due 05/18/12-06/11/21	$25,827,476	0.7

		Federal Home Loan Mortgage Corporation##: 11.2%
18,960,000	L	1.125%, due 07/27/12	19,103,812	11.2
44,285,000	W	4.500%, due 07/15/38	45,876,514
49,432,142		4.500%, due 04/01/23-04/01/40	51,298,082
27,690,000	W	5.000%, due 07/15/35	29,290,842
56,700,392		5.000%, due 03/01/34-03/01/38	60,139,282
19,505,000	W	5.500%, due 07/15/34	20,931,303
55,979,410		5.500%, due 09/01/34-03/01/38	60,269,569
21,055,000	W	6.000%, due 04/15/38	22,854,550
27,077,178		6.000%, due 04/01/36-11/01/39	29,434,999
63,131,599	L	1.375%-6.750%, due 03/23/12-05/01/37	67,727,088
			406,926,041	11.2

		Federal National Mortgage Association##: 25.4%
18,350,000	L	1.125%, due 07/30/12	18,481,019	25.4
30,160,000		2.750%, due 03/13/14	31,478,535
22,105,000	W	4.000%, due 07/17/18	22,968,466
19,383,473		4.000%, due 11/01/20-06/01/25	20,195,645
107,700,000	W	4.500%, due 07/01/25-07/15/35	111,896,806
133,493,519		4.500%, due 05/01/19-05/01/40	139,299,765
55,535,000	W	5.000%, due 07/18/21-07/01/37	58,835,520
118,788,778		5.000%, due 02/01/20-08/01/38	126,291,547
75,630,000	W	5.500%, due 07/01/22-07/15/34	81,505,862
99,701,659		5.500%, due 04/01/11-09/01/38	107,323,855
19,645,000	W	6.000%, due 07/14/37	21,308,696
65,749,577		6.000%, due 06/01/11-10/01/38	71,494,982
20,210,000	W	6.500%, due 07/15/33	22,136,276
22,742,322		6.500%, due 04/01/30-03/01/39	24,953,200
63,252,889	L	1.250%-7.125%, due 06/22/12-06/01/37	66,327,231
			924,497,405	25.4

		Government National Mortgage Association: 2.4%
16,711,691		5.000%, due 10/15/37-09/15/39	17,850,857	2.4
20,555,000	W	5.500%, due 07/15/33	22,209,040
19,915,400		6.000%, due 10/15/36-12/15/38	21,747,011
24,994,050	W	5.000%-7.000%, due 07/15/33-12/15/37	26,894,943
			88,701,851	2.4

		Other U.S. Agency Obligations: 0.0%
		Other Securities	98,523	0.0
		Total U.S. Government Agency Obligations (Cost $1,413,438,173)	1,446,051,296	39.7

U.S. TREASURY OBLIGATIONS: 29.1%
		U.S. Treasury Notes: 29.1%
50,690,000		1.125%, due 01/15/12	51,179,091
168,160,000		1.375%, due 05/15/12-03/15/13	170,569,293
111,395,000		1.875%, due 04/30/14	113,422,723
145,305,000		2.375%, due 08/31/14-03/31/16	148,807,255
60,840,000		2.750%, due 02/28/13-11/30/16	63,683,874
42,105,000		3.125%, due 08/31/13-05/15/19	43,780,219
33,740,000		3.250%, due 05/31/16	35,843,487
17,360,000		3.375%, due 11/30/12	18,469,408
41,145,000	L	3.500%, due 02/15/18	43,989,806
37,780,000		3.500%, due 02/15/39	35,100,000

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		U.S. Treasury Notes: (continued)
$40,245,000		3.750%, due 11/15/18	$43,370,266	29.1
32,875,000		4.250%, due 08/15/14-05/15/39	35,848,945
35,295,000		4.375%, due 02/15/38	38,168,225
46,140,000		4.750%, due 01/31/12-05/31/12	49,695,754
31,510,000		6.000%, due 02/15/26	40,608,513
16,130,000		6.875%, due 08/15/25	22,382,891
93,825,000	L	1.750%-8.875%, due 11/15/11-02/15/36	104,635,869
		Total U.S. Treasury Obligations (Cost $1,029,333,088)	1,059,555,619	29.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
24,360,000		Banc of America Commercial Mortgage, Inc., 5.414%-5.889%, due 07/10/44-06/10/49	25,002,632	0.7
10,425,000		Bear Stearns Commercial Mortgage Securities, 5.331%-5.694%, due 02/11/44-06/11/50	10,368,826	0.3
7,700,000		Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	7,863,181	0.2
27,204,020		JP Morgan Chase Commercial Mortgage Securities Corp., 4.871%-6.125%, due 01/12/38-02/15/51	27,928,923	0.8
		Other Securities	47,931,742	1.3
		Total Collateralized Mortgage Obligations (Cost $100,743,263)	119,095,304	3.3

MUNICIPAL BONDS: 0.2%
		California: 0.1%
		Other Securities	2,839,372	0.1

		Illinois: 0.1%
		Other Securities	4,375,404	0.1
		Total Municipal Bonds (Cost $7,167,856)	7,214,776	0.2

OTHER BONDS: 0.2%

		Foreign Government Bonds: 0.2%
7,650,000		Mexico Government International Bond, 6.375%, due 01/16/13	8,426,475	0.2
		Other Securities	1,359,802	0.0
		Total Other Bonds (Cost $9,516,489)	9,786,277	0.2

		Total Long-Term Investments (Cost $3,379,699,103)	3,493,492,998	95.9

Shares			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 18.9%
		Affiliated Mutual Fund: 8.1%
293,618,429		ING Institutional Prime Money Market Fund - Class I	$293,618,429	8.1
		Total Mutual Fund (Cost $293,618,429)	293,618,429	8.1

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets

		U.S. Government Agency Obligations: 1.4%
$50,000,000	Z	Federal Home Loan Bank, 0.120%, due 07/23/10	$49,996,232	1.4
		Total U.S. Government Agency Obligations (Cost $49,996,232)	49,996,232	1.4

		U.S. Treasury Bills: 3.4%
50,000,000	L	0.170%, due 11/18/10	49,965,950	3.4
75,000,000	L	0.180%, due 12/09/10	74,937,975
		Total U.S. Treasury Bills (Cost $124,902,413)	124,903,925	3.4

Shares			Value	Percent of Net Assets

		Securities Lending Collateralcc: 6.0%
217,410,117		BNY Mellon Overnight Government Fund(1)	$217,410,117	6.0
		Total Securities Lending Collateral (Cost $217,410,117)	217,410,117	6.0

		Total Short-Term Investments (Cost $685,927,191)	685,928,703	18.9

		Total Investments in Securities (Cost $4,065,626,294)*	$4,179,421,701	114.8
		Other Assets and Liabilities - Net	(537,911,220)	(14.8)

		Net Assets	$3,641,510,481	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $4,069,454,421.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$116,949,543
Gross Unrealized Depreciation	(6,982,263)

Net Unrealized Appreciation	$109,967,280

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$851,789,726	$—	$851,789,726
U.S. Government Agency Obligations	—	1,446,051,296	—	1,446,051,296
U.S. Treasury Obligations	19,301,065	1,040,254,554	—	1,059,555,619
Collateralized Mortgage Obligations	—	119,095,304	—	119,095,304
Municipal Bonds	—	7,214,776	—	7,214,776
Other Bonds	—	9,786,277	—	9,786,277
Short-Term Investments	511,028,546	174,900,157	—	685,928,703

Total Investments, at value	$530,329,611	$3,649,092,090	$—	$4,179,421,701

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	28.6%
Industrials	10.2%
Utilities	9.6%
Energy	9.1%
Consumer Staples	9.0%
Telecommunication Services	8.7%

Materials	6.7%
Health Care	6.4%
Consumer Discretionary	5.5%
Information Technology	4.0%
Other Assets and Liabilities – Net*	2.2%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 96.9%
		Consumer Discretionary: 5.5%
374,847	@	DaimlerChrysler AG	$18,961,865	2.5
108,329		LVMH Moet Hennessy Louis Vuitton S.A.	11,790,867	1.6
514,627		Vivendi	10,458,319	1.4
			41,211,051	5.5

		Consumer Staples: 9.0%
312,605		Anheuser-Busch InBev NV	15,030,480	2.0
256,252		Carrefour S.A.	10,164,902	1.4
257,644		Groupe Danone	13,812,376	1.9
100,238		L’Oreal S.A.	9,814,336	1.3
652,980		Unilever NV	17,832,409	2.4
			66,654,503	9.0

		Energy: 9.1%
1,024,704		ENI S.p.A.	18,809,579	2.6
332,669	L	Repsol YPF S.A.	6,713,300	0.9
932,382		Total S.A.	41,620,518	5.6
			67,143,397	9.1

		Financials: 27.7%
190,215		Allianz AG	18,826,262	2.5
561,825		Assicurazioni Generali S.p.A.	9,796,705	1.3
769,577		AXA S.A.	11,756,927	1.6
1,576,026	L	Banco Bilbao Vizcaya Argentaria S.A.	16,237,720	2.2
3,429,443		Banco Santander Central Hispano S.A.	35,961,866	4.9
414,669		BNP Paribas	22,309,569	3.0
444,194	L	Credit Agricole S.A.	4,608,588	0.6
261,075		Deutsche Bank AG	14,664,411	2.0
82,001	L	Deutsche Boerse AG	4,981,860	0.7
1,623,913	@, **	ING Groep NV	12,017,818	1.6
4,240,944		Intesa Sanpaolo S.p.A.	11,169,387	1.5
75,189		Muenchener Rueckversicherungs AG	9,440,967	1.3
311,092	L	Societe Generale	12,801,129	1.7
7,696,023		UniCredito Italiano S.p.A.	17,023,922	2.3
		Other Securities	3,455,425	0.5
			205,052,556	27.7

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: 6.4%
347,735		Bayer AG	$19,431,967	2.6
462,762	S	Sanofi-Aventis	27,870,968	3.8
			47,302,935	6.4

		Industrials: 10.2%
85,083	L	Alstom	3,852,341	0.5
176,070	L	Cie de Saint-Gobain	6,561,180	0.9
413,728		Koninklijke Philips Electronics NV	12,354,800	1.7
112,380		Schneider Electric S.A.	11,350,401	1.5
362,975	L	Siemens AG	32,464,456	4.4
214,987		Vinci S.A.	8,926,636	1.2
			75,509,814	10.2

		Information Technology: 4.0%
1,574,758		Nokia OYJ	12,835,578	1.7
387,855	L	SAP AG	17,246,875	2.3
			30,082,453	4.0

		Materials: 6.7%
118,319	L	Air Liquide	11,948,654	1.6
388,439	L	ArcelorMittal	10,418,651	1.4
386,493		BASF AG	21,118,163	2.9
297,190		CRH PLC	6,156,976	0.8
			49,642,444	6.7

		Telecommunication Services: 8.7%
1,252,766		Deutsche Telekom AG	14,789,644	2.0
802,568		France Telecom S.A.	13,920,507	1.9
4,363,459		Telecom Italia S.p.A.	4,818,806	0.6
1,669,852		Telefonica S.A.	30,933,559	4.2
			64,462,516	8.7

		Utilities: 9.6%
841,424		E.ON AG	22,624,436	3.1
2,679,805	L	Enel S.p.A.	11,346,760	1.5
560,483		Gaz de France	15,946,111	2.2
1,644,974	L	Iberdrola S.A.	9,245,695	1.3
64,671	@	Iberdrola S.A.	363,488
173,875		RWE AG	11,377,693	1.5
			70,904,183	9.6
		Total Common Stock (Cost $ 891,390,688)	717,965,852	96.9

REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Financials: 0.9%
38,367		Unibail	6,253,149	0.9
		Total Real Estate Investment Trusts (Cost $ 7,474,358)	6,253,149	0.9

		Total Long-Term Investments (Cost $ 898,865,046)	724,219,001	97.8

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 9.3%
	Securities Lending Collateralcc: 9.3%
68,961,296	BNY Mellon Overnight Government Fund(1)	$68,961,296	9.3
	Total Short-Term Investments (Cost $ 68,961,296)	68,961,296	9.3

	Total Investments in Securities (Cost $ 967,826,342)*	$793,180,297	107.1
	Other Assets and Liabilities - Net	(52,512,161)	(7.1)

	Net Assets	$740,668,136	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
**	Investment in affiliate
*	Cost for federal income tax purposes is $969,386,845.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,933,972
Gross Unrealized Depreciation	(184,140,520)

Net Unrealized Depreciation	$(176,206,548)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$—	$717,965,852	$—	$717,965,852
Real Estate Investment Trusts	—	6,253,149	—	6,253,149
Short-Term Investments	68,961,296	—	—	68,961,296

Total Investments, at value	$68,961,296	$724,219,001	$—	$793,180,297

Other Financial Instruments+:
Forward foreign currency contracts	—	9,716	—	9,716

Total Assets	$68,961,296	$724,228,717	$—	$793,190,013

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	(1,064,308)	$—	$(1,064,308)
Futures	(390,695)	—	—	(390,695)

Total Liabilities	$(390,695)	$(1,064,308)	$—	$(1,455,003)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR	10,000,000	BUY	7/30/10	$13,238,290	$12,230,321	$(1,007,969)
EU Euro
EUR	5,000,000	BUY	7/30/10	6,171,500	6,115,161	(56,339)

						$(1,064,308)

EU Euro
EUR	2,000,000	SELL	7/30/10	$2,455,780	$2,446,064	$9,716

						$9,716

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	640	09/17/10	$20,097,828	$(390,695)

			$20,097,828	$(390,695)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$9,716

Total Asset Derivatives		$9,716

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,064,308
Equity contracts	Net Assets-Unrealized depreciation*	390,695

Total Liability Derivatives		$1,455,003

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(1,343,187)	$(1,343,187)
Foreign exchange contracts	393,735	—	393,735

Total	$393,735	$(1,343,187)	$(949,452)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(779,633)	$(779,633)
Foreign exchange contracts	(1,054,592)	—	(1,054,592)

Total	$(1,054,592)	$(779,633)	$(1,834,225)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	21.0%
Energy	17.0%
Consumer Staples	15.7%
Materials	12.5%
Health Care	9.2%
Telecommunication Services	6.8%

Consumer Discretionary	5.4%
Industrials	4.8%
Utilities	4.1%
Information Technology	0.8%
Other Assets and Liabilities – Net*	2.7%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 96.2%
		Consumer Discretionary: 5.4%
379,325		British Sky Broadcasting PLC	$3,960,825	0.7
61,329		Carnival PLC	1,986,529	0.4
536,913		Compass Group PLC	4,084,553	0.7
675,863		Kingfisher PLC	2,117,182	0.4
457,762		Marks & Spencer Group PLC	2,255,122	0.4
232,135		Pearson PLC	3,052,984	0.5
349,819		Reed Elsevier PLC	2,593,834	0.5
363,128		WPP PLC	3,420,839	0.6
		Other Securities	6,773,266	1.2
			30,245,134	5.4

		Consumer Staples: 15.7%
576,080		British American Tobacco PLC	18,282,345	3.3
726,750		Diageo PLC	11,415,713	2.1
293,355		Imperial Tobacco Group PLC	8,196,531	1.5
533,018		J Sainsbury PLC	2,543,168	0.5
209,155		Reckitt Benckiser PLC	9,728,698	1.7
339,644		SABMiller PLC	9,523,780	1.7
2,288,744		Tesco PLC	12,911,737	2.3
370,676		Unilever PLC	9,908,908	1.8
758,781		WM Morrison Supermarkets PLC	2,998,350	0.5
		Other Securities	1,654,719	0.3
			87,163,949	15.7

		Energy: 17.0%
972,153		BG Group PLC	14,458,660	2.6
5,423,205		BP PLC	25,961,757	4.7
397,278	@	Cairn Energy PLC	2,440,640	0.4
1,023,561		Royal Dutch Shell PLC - Class A	25,830,621	8.0
783,917		Royal Dutch Shell PLC - Class B	18,947,807
253,456		Tullow Oil PLC	3,770,233	0.7
		Other Securities	3,284,637	0.6
			94,694,355	17.0

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Financials: 19.9%
801,556		Aviva PLC	$3,724,979	0.7
3,458,356		Barclays PLC	13,804,028	2.5
5,016,619		HSBC Holdings PLC	45,830,296	8.2
1,691,269		Legal & General Group PLC	1,971,242	0.4
11,340,288	@	Lloyds TSB Group PLC	8,952,779	1.6
1,534,562		Old Mutual PLC	2,349,485	0.4
728,190		Prudential PLC	5,492,446	1.0
4,993,133	@	Royal Bank of Scotland Group PLC	3,040,917	0.5
591,542		Standard Chartered PLC	14,404,278	2.6
		Other Securities	11,365,526	2.0
			110,935,976	19.9

		Health Care: 9.2%
416,046		AstraZeneca PLC	19,614,817	3.5
1,512,069	S	GlaxoSmithKline PLC	25,676,213	4.6
161,394		Shire PLC	3,310,872	0.6
256,132		Smith & Nephew PLC	2,419,817	0.5
			51,021,719	9.2

		Industrials: 4.8%
993,545		BAE Systems PLC	4,624,170	0.8
179,593		Capita Group PLC	1,978,615	0.4
294,399		Experian Group Ltd.	2,560,182	0.5
541,078		Rolls-Royce Group PLC	4,516,259	0.8
45,656,100	@	Rolls-Royce Group PLC - C Shares	68,215
		Other Securities	12,637,489	2.3
			26,384,930	4.8

		Information Technology: 0.8%
		Other Securities	4,663,543	0.8

		Materials: 12.5%
382,591	@	Anglo American PLC	13,331,438	2.4
636,807		BHP Billiton PLC	16,511,459	2.9
26,251		Randgold Resources Ltd.	2,495,631	0.4
440,680		Rio Tinto PLC	19,352,171	3.5
630,822		Xstrata PLC	8,260,389	1.5
		Other Securities	9,838,663	1.8
			69,789,751	12.5

		Telecommunication Services: 6.8%
2,231,278		BT Group PLC	4,307,023	0.8
15,185,565		Vodafone Group PLC	31,289,709	5.6
		Other Securities	2,356,609	0.4
			37,953,341	6.8

		Utilities: 4.1%
1,471,060		Centrica PLC	6,491,812	1.2
438,210		International Power PLC	1,957,473	0.3
988,749		National Grid PLC	7,218,816	1.3

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Utilities: (continued)
265,575	Scottish & Southern Energy PLC	$4,422,879	0.8
	Other Securities	2,771,494	0.5
		22,862,474	4.1
	Total Common Stock (Cost $ 575,089,216)	535,715,172	96.2

REAL ESTATE INVESTMENT TRUSTS: 1.1%
	Financials: 1.1%
	Other Securities	6,046,842	1.1
	Total Real Estate Investment Trusts (Cost $ 7,300,805)	6,046,842	1.1

	Total Long-Term Investments (Cost $ 582,390,021)	541,762,014	97.3

SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
970,134	BNY Mellon Overnight Government Fund(1)	970,134	0.2
	Total Short-Term Investments (Cost $ 970,134)	970,134	0.2

	Total Investments in Securities (Cost $ 583,360,155)*	$542,732,148	97.5
	Other Assets and Liabilities - Net	13,873,114	2.5

	Net Assets	$556,605,262	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $584,283,131.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$16,794,194
Gross Unrealized Depreciation	(58,345,177)

Net Unrealized Depreciation	$(41,550,983)

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$30,245,134	$—	$30,245,134
Consumer Staples	—	87,163,949	—	87,163,949
Energy	798,539	93,895,816	—	94,694,355
Financials	879,718	110,056,258	—	110,935,976
Health Care	—	51,021,719	—	51,021,719
Industrials	—	26,384,930	—	26,384,930
Information Technology	—	4,663,543	—	4,663,543
Materials	335,565	69,454,186	—	69,789,751
Telecommunication Services	959,403	36,993,938	—	37,953,341
Utilities	—	22,862,474	—	22,862,474

Total Common Stock	2,973,225	532,741,947	—	535,715,172

Real Estate Investment Trusts	—	6,046,842	—	6,046,842
Short-Term Investments	970,134	—	—	970,134

Total Investments, at value	$3,943,359	$538,788,789	$—	$542,732,148

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(483,273)	$—	$(483,273)
Futures	(842,864)	—	—	(842,864)

Total Liabilities	$(842,864)	$(483,273)	$—	$(1,326,137)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound
GBP	10,000,000	BUY	7/30/10	$15,276,100	$14,940,760	$(335,340)
British Pound
GBP	1,000,000	BUY	7/30/10	1,510,505	1,494,076	(16,429)

						$(351,769)

British Pound
GBP	2,000,000	SELL	7/30/10	$2,870,420	$2,988,152	$(117,732)
British Pound
GBP	2,000,000	SELL	7/30/10	2,974,380	2,988,152	(13,772)

						$(131,504)

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index®	240	09/17/10	$17,500,672	$(842,864)

			$17,500,672	$(842,864)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$483,273
Equity contracts	Net Assets-Unrealized depreciation*	842,864

Total Liability Derivatives		$1,326,137

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(67,921)	$(67,921)
Foreign exchange contracts	538,489	—	538,489

Total	$538,489	$(67,921)	$470,568

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(1,119,440)	$(1,119,440)
Foreign exchange contracts	(483,273)	—	(483,273)

Total	$(483,273)	$(1,119,440)	$(1,602,713)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation

as of June 30, 2010

(as a percent of net assets)

Hong Kong	47.2%
China	35.9%
United Kingdom	14.5%

Other Assets and Liabilities – Net	2.4%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 97.6%
		China: 35.9%
899,728	@	Aluminum Corp. of China Ltd.	$676,738	0.4
13,013,588		Bank of China Ltd.	6,565,390	4.4
1,315,780		Bank of Communications Co., Ltd.	1,384,801	0.9
12,821,185		China Construction Bank	10,321,228	6.9
1,698,911		China Life Insurance Co., Ltd.	7,429,728	4.9
3,830,337		China Petroleum & Chemical Corp.	3,089,664	2.1
775,841		China Shenhua Energy Co., Ltd.	2,799,005	1.9
488,261	@	Foxconn International Holdings Ltd.	316,097	0.2
12,323,340		Industrial and Commercial Bank of China Ltd.	8,957,279	6.0
4,816,604		PetroChina Co., Ltd.	5,327,477	3.5
391,716	I, X	Ping An Insurance Group Co. of China Ltd.	3,237,094	2.2
228,975		Tencent Holdings Ltd.	3,793,486	2.5
			53,897,987	35.9

		Hong Kong: 47.2%
368,984		Bank of East Asia Ltd.	1,331,145	0.9
844,629		BOC Hong Kong Holdings Ltd.	1,923,613	1.3
269,818		Cathay Pacific Airways Ltd.	533,627	0.4
317,739		Cheung Kong Holdings Ltd.	3,666,956	2.4
250,285		China Merchants Holdings International Co., Ltd.	826,254	0.5
1,373,601		China Mobile Ltd.	13,650,640	9.1
932,991		China Overseas Land & Investment Ltd.	1,738,453	1.2
273,286		China Resources Enterprise	1,006,087	0.7
458,000		China Resources Land Ltd.	861,146	0.6
427,654		China Resources Power Holdings Co.	969,296	0.6
1,075,110		China Unicom Ltd.	1,438,038	1.0
290,811		Citic Pacific Ltd.	538,725	0.4
411,931		CLP Holdings Ltd.	2,981,595	2.0
4,078,714		CNOOC Ltd.	6,932,501	4.6
370,697		Cosco Pacific Ltd.	437,502	0.3
277,479		Esprit Holdings Ltd.	1,490,440	1.0
473,706		Hang Lung Properties Ltd.	1,811,900	1.2
174,643		Hang Seng Bank Ltd.	2,335,031	1.5
245,024		Henderson Land Development Co., Ltd.	1,435,120	0.9
984,144		Hong Kong & China Gas	2,433,547	1.6
233,541	S	Hong Kong Exchanges and Clearing Ltd.	3,642,416	2.4
316,822		HongKong Electric Holdings	1,887,084	1.3
486,464		Hutchison Whampoa Ltd.	2,993,733	2.0

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Hong Kong: (continued)
605,514	Li & Fung Ltd.	$2,709,056	1.8
326,643	MTR Corp.	1,113,925	0.7
579,176	New World Development Ltd.	940,263	0.6
558,241	Sino Land Co.	997,648	0.7
351,555	Sun Hung Kai Properties Ltd.	4,807,858	3.2
175,591	Swire Pacific Ltd.	1,993,177	1.3
314,637	Wharf Holdings Ltd.	1,524,279	1.0
		70,951,055	47.2

	United Kingdom: 14.5%
2,383,889	HSBC Holdings PLC	21,856,298	14.5
	Total Common Stock ( Cost $ 150,155,103 )	146,705,340	97.6

RIGHTS: 0.0%
	China: 0.0%
201,267	Bank of Communications Co., Ltd.	80,642	0.0
	Total Rights ( Cost $ - )	80,642	0.0

WARRANTS: 0.0%
	Hong Kong: 0.0%
49,204	Henderson Land Development Co. Ltd.	8,341	0.0
	Total Warrants ( Cost $ - )	8,341	0.0

	Total Investments in Securities (Cost $ 150,155,103)*	$146,794,323	97.6
	Other Assets and Liabilities - Net	3,589,626	2.4

	Net Assets	$150,383,949	100.0

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $151,317,883.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,233,260
Gross Unrealized Depreciation	(7,756,820)

Net Unrealized Depreciation	$(4,523,560)

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Consumer Discretionary	2.8%
Consumer Staples	0.7
Energy	12.1
Financials	59.0
Industrials	4.3
Information Technology	2.7
Materials	0.5
Telecommunication Services	10.0
Utilities	5.5
Other Assets and Liabilities - Net	2.4

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
China	$2,799,005	$51,098,982	$—	$53,897,987
Hong Kong	—	70,951,055	—	70,951,055
United Kingdom	—	21,856,298	—	21,856,298

Total Common Stock	2,799,005	143,906,335	—	146,705,340

Rights	80,642	—	—	80,642
Warrants	8,341	—	—	8,341

Total Investments, at value	$2,887,988	$143,906,335	$—	$146,794,323

Liabilities Table
Other Financial Instruments+:
Futures	(79,279)	—	—	(79,279)

Total Liabilities	$(79,279)	$—	$—	$(79,279)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	23	07/29/10	$2,965,346	$(79,279)

			$2,965,346	$(79,279)

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$79,279

Total Liability Derivatives		$79,279

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$262,238

Total	$262,238

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(939,930)

Total	$(939,930)

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation

as of June 30, 2010

(as a percent of net assets)

Japan	21.9%
United Kingdom	17.8%
France	8.7%
Switzerland	8.0%
Australia	7.6%
Germany	7.3%
Netherlands	4.3%
Spain	3.2%

Sweden	2.8%
Italy	2.6%
Hong Kong	2.4%
Singapore	1.4%
Countries between 0.9% – 1.0%(1)	2.9%
Countries less than 0.9%(2)	3.3%
Other Assets and Liabilities – Net*	5.8%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.
(1)	Includes three countries, which each represents 0.9% – 1.0% of net assets.
(2)	Includes eighteen countries, which each represents less than 0.9% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percent of Net Assets

COMMON STOCK: 92.6%
	Australia: 7.1%
80,807	Australia & New Zealand Banking Group Ltd.	$1,451,407	0.5
106,736	BHP Billiton Ltd.	3,320,513	1.1
48,864	Commonwealth Bank of Australia	1,975,452	0.7
67,117	National Australia Bank Ltd.	1,297,658	0.4
94,850	Westpac Banking Corp.	1,671,872	0.6
	Other Securities	11,276,954	3.8
		20,993,856	7.1

	Austria: 0.3%
	Other Securities	808,509	0.3

	Belgium: 0.9%
	Other Securities	2,616,662	0.9

	Bermuda: 0.1%
	Other Securities	157,489	0.1

	China: 0.0%
	Other Securities	49,508	0.0

	Cyprus: 0.0%
	Other Securities	67,864	0.0

	Denmark: 1.0%
	Other Securities	2,936,080	1.0

	Eurozone: 0.0%
	Other Securities	25,692	0.0

	Finland: 1.0%
	Other Securities	2,865,666	1.0

	France: 8.5%
30,224	BNP Paribas	1,626,079	0.5
39,714	Gaz de France	1,129,889	0.4

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		France: (continued)
33,740		Sanofi-Aventis	$2,032,074	0.7
66,901		Total S.A.	2,986,388	1.0
		Other Securities	17,314,970	5.9
			25,089,400	8.5

		Germany: 6.9%
14,482		Allianz AG	1,433,336	0.5
29,448		BASF AG	1,609,053	0.5
26,380		Bayer AG	1,474,155	0.5
28,786	@	DaimlerChrysler AG	1,456,157	0.5
57,405		E.ON AG	1,543,521	0.5
27,432	L	SAP AG	1,219,828	0.4
26,197		Siemens AG	2,343,058	0.8
		Other Securities	9,344,005	3.2
			20,423,113	6.9

		Greece: 0.3%
		Other Securities	726,405	0.3

		Guernsey: 0.0%
		Other Securities	81,488	0.0

		Hong Kong: 2.3%
		Other Securities	6,789,819	2.3

		Ireland: 0.3%
		Other Securities	752,487	0.3

		Israel: 0.8%
29,317		Teva Phaemaceutical Industries Ltd.	1,531,733	0.5
		Other Securities	884,922	0.3
			2,416,655	0.8

		Italy: 2.6%
83,460		ENI S.p.A.	1,532,001	0.5
		Other Securities	6,068,031	2.1
			7,600,032	2.6

		Japan: 21.7%
35,600		Canon, Inc.	1,326,792	0.5
52,600		Honda Motor Co., Ltd.	1,545,012	0.5
405,621		Mitsubishi UFJ Financial Group, Inc.	1,841,806	0.6
42,900		Sumitomo Mitsui Financial Group, Inc.	1,214,171	0.4
87,689		Toyota Motor Corp.	3,012,876	1.0
		Other Securities	55,222,604	18.7
			64,163,261	21.7

		Kazakhstan: 0.0%
		Other Securities	110,948	0.0

		Luxembourg: 0.4%
		Other Securities	1,167,074	0.4

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Macau: 0.1%
		Other Securities	$205,074	0.1

		Malaysia: 0.1%
		Other Securities	148,549	0.1

		Mauritius: 0.0%
		Other Securities	84,450	0.0

		Mexico: 0.0%
		Other Securities	99,941	0.0

		Netherlands: 4.3%
121,440	@, **	ING Groep NV	898,720	0.3
114,490		Royal Dutch Shell PLC - Class A	2,889,274	1.7
87,444		Royal Dutch Shell PLC - Class B	2,113,581
53,756		Unilever NV	1,468,037	0.5
		Other Securities	5,250,759	1.8
			12,620,371	4.3

		New Zealand: 0.1%
		Other Securities	274,007	0.1

		Norway: 0.6%
		Other Securities	1,795,992	0.6

		Portugal: 0.2%
		Other Securities	712,814	0.2

		Singapore: 1.4%
		Other Securities	4,231,939	1.4

		Spain: 3.2%
113,722		Banco Bilbao Vizcaya Argentaria S.A.	1,171,672	0.4
261,907		Banco Santander Central Hispano S.A.	2,746,412	0.9
132,450		Telefonica S.A.	2,453,601	0.8
		Other Securities	3,213,515	1.1
			9,585,200	3.2

		Sweden: 2.8%
		Other Securities	8,184,154	2.8

		Switzerland: 8.0%
69,074	@	ABB Ltd.	1,202,620	0.4
35,910		Credit Suisse Group	1,350,117	0.5
110,377		Nestle S.A.	5,322,250	1.8
67,308		Novartis AG	3,261,956	1.1
22,409		Roche Holding AG - Genusschein	3,084,413	1.1
116,061	@	UBS AG - Reg	1,537,555	0.5
		Other Securities	7,791,441	2.6
			23,550,352	8.0

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		United Kingdom: 17.6%
41,989	@	Anglo American PLC	$1,463,113	0.5
45,889		AstraZeneca PLC	2,163,473	0.7
364,737		Barclays PLC	1,455,848	0.5
109,639		BG Group PLC	1,630,642	0.5
70,329		BHP Billiton PLC	1,823,526	0.6
593,566		BP PLC	2,841,496	1.0
63,625		British American Tobacco PLC	2,019,189	0.7
78,769		Diageo PLC	1,237,295	0.4
165,680		GlaxoSmithKline PLC	2,813,387	1.0
554,542	S	HSBC Holdings PLC	5,066,126	1.7
45,442		Rio Tinto PLC	1,995,555	0.7
64,598		Standard Chartered PLC	1,572,986	0.5
263,090		Tesco PLC	1,484,198	0.5
1,673,695	S	Vodafone Group PLC	3,448,641	1.2
		Other Securities	21,060,999	7.1
			52,076,474	17.6
		Total Common Stock (Cost $ 251,734,438)	273,411,325	92.6

REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Australia: 0.5%
		Other Securities	1,404,132	0.5

		France: 0.2%
		Other Securities	735,241	0.2

		Hong Kong: 0.1%
		Other Securities	189,395	0.1

		Italy: 0.0%
		Other Securities	3,730	0.0

		Japan: 0.2%
		Other Securities	519,367	0.2

		Netherlands: 0.0%
		Other Securities	76,775	0.0

		Singapore: 0.0%
		Other Securities	118,098	0.0

		United Kingdom: 0.2%
		Other Securities	615,956	0.2
		Total Real Estate Investment Trusts (Cost $ 3,560,138)	3,662,694	1.2

PREFERRED STOCK: 0.4%
		Germany: 0.4%
		Other Securities	1,170,335	0.4
		Total Preferred Stock (Cost $ 1,012,695)	1,170,335	0.4

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

RIGHTS: 0.0%
		Austria: 0.0%
15,860	I, X	Immoeast AG	$—	0.0

		France: 0.0%
		Other Securities	53	0.0
		Total Rights (Cost $ -)	53	0.0

WARRANTS: 0.0%
		France: 0.0%
		Other Securities	482	0.0

		Hong Kong: 0.0%
		Other Securities	1,175	0.0

		Italy: 0.0%
		Other Securities	2,342	0.0

		Singapore: 0.0%
		Other Securities	1,224	0.0
		Total Warrants (Cost $ 1,997)	5,223	0.0

Principal Amount			Value	Percent of Net Assets

CORPORATE BONDS/NOTES: 0.0%
		Italy: 0.0%
		Other Securities	$15,818	0.0
		Total Corporate Bonds /Notes (Cost $ 27,688)	15,818	0.0
		Total Long-Term Investments (Cost $ 256,336,956)	278,265,448	94.2

Shares			Value	Percent of Net Assets

SHORT-TERM INVESTMENTS: 5.2%
		Affiliated Mutual Fund: 2.8%
8,332,000		ING Institutional Prime Money Market Fund - Class I	$8,332,000	2.8
		Total Mutual Fund (Cost $ 8,332,000)	8,332,000	2.8

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Securities Lending Collateralcc: 2.4%
7,037,558		BNY Mellon Overnight Government Fund(1)	$7,037,558	2.4
37,727	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	30,182	0.0
		Total Securities Lending Collateral (Cost $ 7,075,285)	7,067,740	2.4
		Total Short-Term Investments (Cost $ 15,407,285)	15,399,740	5.2

		Total Investments in Securities (Cost $ 271,744,241)*	$293,665,188	99.4
		Other Assets and Liabilities - Net	1,736,325	0.6

		Net Assets	$295,401,513	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $280,519,353.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,370,910
Gross Unrealized Depreciation	(22,225,075)

Net Unrealized Appreciation	$13,145,835

Industry	Percentage of Net Assets
Consumer Discretionary	9.6%
Consumer Staples	10.0
Energy	6.7
Financials	22.8
Financials	0.0
Health Care	8.6
Industrials	11.5
Information Technology	4.9
Materials	9.5
Telecommunication Services	5.3
Utilities	5.3
Short-Term Investments	5.2
Other Assets and Liabilities - Net	0.6

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$1,560,295	$19,433,561	$—	$20,993,856
Austria	—	808,509	—	808,509
Belgium	—	2,616,662	—	2,616,662
Bermuda	—	157,489	—	157,489
China	—	49,508	—	49,508
Cyprus	—	67,864	—	67,864
Denmark	—	2,936,080	—	2,936,080
Eurozone	—	25,692	—	25,692
Finland	—	2,865,666	—	2,865,666
France	295,509	24,793,891	—	25,089,400
Germany	295,410	20,127,703	—	20,423,113
Greece	—	726,405	—	726,405
Guernsey	81,488	—	—	81,488
Hong Kong	—	6,789,819	—	6,789,819
Ireland	99,932	652,555	—	752,487
Israel	—	2,416,655	—	2,416,655
Italy	—	7,600,032	—	7,600,032
Japan	4,515,113	59,648,148	—	64,163,261
Kazakhstan	—	110,948	—	110,948
Luxembourg	—	1,167,074	—	1,167,074
Macau	—	205,074	—	205,074
Malaysia	—	148,549	—	148,549
Mauritius	—	84,450	—	84,450
Mexico	—	99,941	—	99,941
Netherlands	—	12,620,371	—	12,620,371
New Zealand	—	274,007	—	274,007
Norway	—	1,795,992	—	1,795,992
Portugal	—	712,814	—	712,814
Singapore	5,703	4,226,236	—	4,231,939
Spain	—	9,585,200	—	9,585,200
Sweden	—	8,184,154	—	8,184,154
Switzerland	—	23,550,352	—	23,550,352
United Kingdom	97,346	51,979,128	—	52,076,474

Total Common Stock	6,950,796	266,460,529	—	273,411,325

Real Estate Investment Trusts	71,327	3,591,367	—	3,662,694
Preferred Stock	—	1,170,335	—	1,170,335
Rights	—	53	—	53
Warrants	4,694	529	—	5,223
Convertible Bonds	—	—	15,818	15,818
Short-Term Investments	15,369,558	—	30,182	15,399,740

Total Investments, at value	$22,396,375	$271,222,813	$46,000	$293,665,188

Other Financial Instruments+:
Forward foreign currency contracts	—	250,538	—	250,538

Total Assets	$22,396,375	$271,473,351	$46,000	$293,915,726

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	—	(175,777)	—	(175,777)
Futures	(379,487)	—	—	(379,487)

Total Liabilities	$(379,487)	$(175,777)	$—	$(555,264)

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	—	—	—	—	—	—	15,818	—	15,818
Rights	1	—	—	—	—	(1)	—	—	—
Short-Term Investments	30,182	—	—	—	—	—	—	—	30,182

Total Investments, at value	$30,183	$—	$—	$—	$—	$(1)	$15,818	$—	$46,000

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(12,710).

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD	500,000	BUY	7/30/10	$458,538	$419,336	$(39,202)
Australian Dollar
AUD	500,000	BUY	7/30/10	406,334	419,336	13,002
Swiss Franc
CHF	400,000	BUY	7/30/10	369,518	371,281	1,763
EU Euro
EUR	500,000	BUY	7/30/10	661,604	611,516	(50,088)
EU Euro
EUR	900,000	BUY	7/30/10	1,110,654	1,100,729	(9,925)
EU Euro
EUR	1,500,000	BUY	7/30/10	1,840,590	1,834,548	(6,042)
British Pound
GBP	400,000	BUY	7/30/10	611,292	597,630	(13,662)
British Pound
GBP	300,000	BUY	7/30/10	429,076	448,223	19,147
British Pound
GBP	800,000	BUY	7/30/10	1,166,240	1,195,261	29,021
Japanese Yen
JPY	100,000,000	BUY	7/30/10	1,075,769	1,131,579	55,810
Japanese Yen
JPY	70,000,000	BUY	7/30/10	781,834	792,105	10,271
Japanese Yen
JPY	200,000,000	BUY	7/30/10	2,205,534	2,263,158	57,624

						$67,719

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD	200,000	SELL	7/30/10	$183,837	$167,735	$16,102
Australian Dollar
AUD	300,000	SELL	7/30/10	261,188	251,602	9,586
Swiss Franc
CHF	200,000	SELL	7/30/10	185,734	185,641	93
Swiss Franc
CHF	200,000	SELL	7/30/10	177,413	185,641	(8,228)
EU Euro
EUR	500,000	SELL	7/30/10	642,696	611,516	31,180
British Pound
GBP	200,000	SELL	7/30/10	305,754	298,815	6,939
British Pound
GBP	200,000	SELL	7/30/10	296,988	298,815	(1,827)
Japanese Yen
JPY	20,000,000	SELL	7/30/10	212,465	226,316	(13,851)
Japanese Yen
JPY	50,000,000	SELL	7/30/10	538,115	565,789	(27,674)
Japanese Yen
JPY	10,000,000	SELL	7/30/10	107,880	113,158	(5,278)

						$7,042

ING International Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	10	09/16/10	$896,886	$(51,106)
CAC40® 10 Euro	43	09/17/10	1,807,792	(41,320)
DAX Index	5	09/17/10	911,255	(19,730)
Euro STOXX 50®	44	09/17/10	1,381,726	(23,214)
FTSE 100 Index	52	09/17/10	3,791,812	(178,575)
FTSE/MIB Index	4	09/17/10	473,146	(771)
Hang Seng Index	3	07/29/10	386,784	(10,341)
IBEX 35® Index	6	07/16/10	675,235	(5,145)
OMXS30™ Index	86	07/16/10	1,111,762	(13,428)
Tokyo Price Index (TOPIX)	26	09/09/10	2,465,758	(35,857)

			$13,902,156	$(379,487)

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$250,538

Total Asset Derivatives		$250,538

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$175,777
Equity contracts	Net Assets-Unrealized depreciation*	379,487

Total Liability Derivatives		$555,264

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$648,122	$648,122
Foreign exchange contracts	119,797	—	119,797

Total	$119,797	$648,122	$767,919

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(607,681)	$(607,681)
Foreign exchange contracts	74,761	—	74,761

Total	$74,761	$(607,681)	$(532,920)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Industrials	19.4%
Consumer Discretionary	18.0%
Financials	15.9%
Information Technology	12.4%
Materials	7.8%
Consumer Staples	6.1%

Health Care	5.3%
Utilities	5.3%
Telecommunication Services	3.7%
Energy	1.0%
Other Assets and Liabilities – Net*	5.1%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 94.9%
		Consumer Discretionary: 18.0%
84,500		Denso Corp.	$2,335,488	0.5
311,100		Honda Motor Co., Ltd.	9,137,892	1.9
352,200		Matsushita Electric Industrial Co., Ltd.	4,397,870	0.9
435,400	@	Nissan Motor Co., Ltd.	3,034,076	0.6
192,500		Sony Corp.	5,134,555	1.1
493,600	S	Toyota Motor Corp.	16,959,431	3.6
		Other Securities	44,955,287	9.4
			85,954,599	18.0

		Consumer Staples: 6.1%
909		Japan Tobacco, Inc.	2,827,987	0.6
104,100		Kao Corp.	2,449,353	0.5
178,000		Kirin Brewery Co., Ltd.	2,240,946	0.5
148,900		Seven & I Holdings Co., Ltd.	3,411,491	0.7
		Other Securities	18,271,217	3.8
			29,200,994	6.1

		Energy: 1.0%
405,610	@	JX Holdings, Inc.	2,004,768	0.4
		Other Securities	3,012,930	0.6
			5,017,698	1.0

		Financials: 15.9%
1,535		Dai-ichi Life Insurance Co. Ltd.	2,128,496	0.4
250,000		Mitsubishi Estate Co., Ltd.	3,480,418	0.7
2,685,900		Mitsubishi UFJ Financial Group, Inc.	12,195,894	2.6
159,000		Mitsui Fudosan Co., Ltd.	2,213,037	0.5
106,611		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,281,831	0.5
3,090,700	S, L	Mizuho Financial Group, Inc.	5,071,254	1.1
711,000		Nomura Holdings, Inc.	3,884,537	0.8
270,400		Sumitomo Mitsui Financial Group, Inc.	7,652,959	1.6
145,100		Tokio Marine Holdings, Inc.	3,814,657	0.8
		Other Securities	33,193,248	6.9
			75,916,331	15.9

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Health Care: 5.3%
82,500		Astellas Pharma, Inc.	$2,764,221	0.6
114,300		Daiichi Sankyo Co., Ltd.	2,042,071	0.4
139,700		Takeda Pharmaceutical Co., Ltd.	6,000,486	1.3
		Other Securities	14,324,736	3.0
			25,131,514	5.3

		Industrials: 19.4%
308		Central Japan Railway Co.	2,543,109	0.5
67,000		East Japan Railway Co.	4,461,233	0.9
37,200		Fanuc Ltd.	4,200,720	0.9
168,100		Komatsu Ltd.	3,026,831	0.6
284,400		Mitsubishi Corp.	5,883,793	1.2
336,000		Mitsubishi Electric Corp.	2,622,452	0.6
610,000		Mitsubishi Heavy Industries Ltd.	2,104,343	0.4
307,000		Mitsui & Co., Ltd.	3,581,397	0.8
		Other Securities	64,638,485	13.5
			93,062,363	19.4

		Information Technology: 12.4%
225,966		Canon, Inc.	8,421,629	1.8
82,700		Fuji Photo Film Co., Ltd.	2,389,986	0.5
380,000		Fujitsu Ltd.	2,375,313	0.5
841,146		Hitachi Ltd.	3,055,300	0.6
30,700		Kyocera Corp.	2,485,360	0.5
20,400		Nintendo Co., Ltd.	5,989,628	1.3
815,000		Toshiba Corp.	4,037,162	0.8
		Other Securities	30,647,996	6.4
			59,402,374	12.4

		Materials: 7.8%
81,400		JFE Holdings, Inc.	2,518,272	0.6
1,037,000		Nippon Steel Corp.	3,427,742	0.7
62,400		Shin-Etsu Chemical Co., Ltd.	2,901,300	0.6
		Other Securities	28,265,824	5.9
			37,113,138	7.8

		Telecommunication Services: 3.7%
590		KDDI Corp.	2,812,344	0.6
150,500	L	Nippon Telegraph & Telephone Corp.	6,130,751	1.3
3,170		NTT DoCoMo, Inc.	4,800,298	1.0
155,400		Softbank Corp.	4,121,715	0.8
		Other Securities	15,757	0.0
			17,880,865	3.7

		Utilities: 5.3%
121,400		Chubu Electric Power Co., Inc.	3,012,710	0.6
151,400		Kansai Electric Power Co., Inc.	3,692,377	0.8
230,000		Tokyo Electric Power Co., Inc.	6,256,792	1.3

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Utilities: (continued)
465,000	Tokyo Gas Co., Ltd.	$2,122,791	0.4
	Other Securities	10,398,765	2.2
		25,483,435	5.3
	Total Common Stock (Cost $ 468,605,874)	454,163,311	94.9

SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 2.7%
12,941,055	BNY Mellon Overnight Government Fund(1)	12,941,055	2.7
	Total Short-Term Investments (Cost $ 12,941,055)	12,941,055	2.7

	Total Investments in Securities (Cost $ 481,546,929)*	$467,104,366	97.6
	Other Assets and Liabilities - Net	11,703,683	2.4

	Net Assets	$478,808,049	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $482,695,939.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$18,195,893
Gross Unrealized Depreciation	(33,787,466)

Net Unrealized Depreciation	$(15,591,573)

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$9,339,202	$76,615,397	$—	$85,954,599
Consumer Staples	1,298,311	27,902,683	—	29,200,994
Energy	2,004,768	3,012,930	—	5,017,698
Financials	4,101,122	71,815,209	—	75,916,331
Health Care	1,331,332	23,800,182	—	25,131,514
Industrials	4,800,128	88,262,235	—	93,062,363
Information Technology	—	59,402,374	—	59,402,374
Materials	—	37,113,138	—	37,113,138
Telecommunication Services	—	17,880,865	—	17,880,865
Utilities	5,836,321	19,647,114	—	25,483,435

Total Common Stock	28,711,184	425,452,127	—	454,163,311

Short-Term Investments	12,941,055	—	—	12,941,055

Total Investments, at value	$41,652,239	$425,452,127	$—	$467,104,366

Other Financial Instruments+:
Forward foreign currency contracts	—	786,772	—	786,772

Total Assets	$41,652,239	$426,238,899	$—	$467,891,138

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(107,519)	$—	$(107,519)
Futures	(256,718)	—	—	(256,718)

Total Liabilities	$(256,718)	$(107,519)	$—	$(364,237)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Common Stock	$17,716	$—	$(18,661)	$—	$796	$149	$—	$—	$—

Total Investments, at value	$17,716	$—	$(18,661)	$—	$796	$149	$—	$—	$—

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.
Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY	1,000,000,000	BUY	7/30/10	$10,626,824	$11,315,789	$688,965
Japanese Yen
JPY	700,000,000	BUY	7/30/10	7,825,601	7,921,052	95,451
Japanese Yen
JPY	1,000,000,000	BUY	7/30/10	11,313,433	11,315,789	2,356

						$786,772

Japanese Yen
JPY	200,000,000	SELL	7/30/10	$2,230,259	$2,263,158	$(32,899)
Japanese Yen
JPY	200,000,000	SELL	7/30/10	2,188,538	2,263,158	(74,620)

						$(107,519)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	241	09/09/10	$22,855,681	$(256,718)

			$22,855,681	$(256,718)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$786,772

Total Asset Derivatives		$786,772

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$107,519
Equity contracts	Net Assets-Unrealized depreciation*	256,718

Total Liability Derivatives		$364,237

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(1,031,948)	$(1,031,948)
Foreign exchange contracts	(168,085)		$(168,085)

Total	$(168,085)	$(1,031,948)	$(1,200,033)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$(528,337)	$(528,337)
Foreign exchange contracts	679,253		679,253

Total	$679,253	$(528,337)	$150,916

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation

as of June 30, 2010

(as a percent of net assets)

United States	20.0%
France	12.4%
United Kingdom	11.2%
Australia	8.5%
Spain	5.8%
Canada	4.9%
Germany	4.1%
Italy	3.6%

Switzerland	3.4%
Hong Kong	2.7%
Netherlands	2.2%
Brazil	2.1%
Countries between 1.0% – 1.9%(1)	8.5%
Countries less than 1.0%(2)	9.2%
Other Assets and Liabilities – Net	1.4%

Net Assets	100.0%

(1)	Includes six countries, which each represents 1.0% – 1.9% of net assets.
(2)	Includes twenty five countries, which each represents less than 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percent of Net Assets

COMMON STOCK: 95.0%
	Australia: 8.5%
70,487	Australia & New Zealand Banking Group Ltd.	$1,266,045	0.7
47,977	BHP Billiton Ltd.	1,492,545	0.8
38,256	Commonwealth Bank of Australia	1,546,597	0.9
66,279	National Australia Bank Ltd.	1,281,456	0.7
639,860	Telstra Corp. Ltd.	1,744,099	1.0
95,297	Westpac Banking Corp.	1,679,751	0.9
	Other Securities	6,214,065	3.5
		15,224,558	8.5

	Austria: 0.4%
	Other Securities	650,938	0.4

	Belgium: 0.5%
	Other Securities	843,843	0.5

	Brazil: 2.1%
64,100	Banco do Brasil S.A.	887,457	0.5
	Other Securities	2,894,326	1.6
		3,781,783	2.1

	Canada: 4.8%
21,556	Royal Bank of Canada	1,026,621	0.6
	Other Securities	7,643,735	4.2
		8,670,356	4.8

	Chile: 0.5%
	Other Securities	906,941	0.5

	China: 0.4%
	Other Securities	725,198	0.4

	Czech Republic: 0.6%
	Other Securities	1,057,130	0.6

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Denmark: 0.0%
	Other Securities	$82,873	0.0

	Eurozone: 0.0%
	Other Securities	23,224	0.0

	Finland: 1.2%
	Other Securities	2,086,153	1.2

	France: 12.3%
18,848	BNP Paribas	1,014,040	0.6
35,278	Electricite de France	1,342,212	0.8
148,022	France Telecom S.A.	2,567,435	1.4
76,989	Gaz de France	2,190,388	1.2
33,025	Sanofi-Aventis	1,989,011	1.1
78,405	Total S.A.	3,499,914	2.0
53,049	Vivendi	1,078,069	0.6
	Other Securities	8,321,284	4.6
		22,002,353	12.3

	Germany: 4.1%
9,697	Allianz AG	959,747	0.6
156,719	Deutsche Telekom AG	1,850,161	1.0
47,533	E.ON AG	1,278,080	0.7
14,879	RWE AG	973,623	0.6
	Other Securities	2,202,311	1.2
		7,263,922	4.1

	Greece: 0.5%
	Other Securities	978,146	0.5

	Hong Kong: 2.7%
283,000	China Mobile Ltd.	2,812,411	1.6
	Other Securities	2,056,232	1.1
		4,868,643	2.7

	Hungary: 0.1%
	Other Securities	174,442	0.1

	Indonesia: 0.2%
	Other Securities	419,547	0.2

	Ireland: 0.1%
	Other Securities	199,418	0.1

	Israel: 0.4%
	Other Securities	706,535	0.4

	Italy: 3.6%
421,619	Enel S.p.A.	1,785,208	1.0
112,642	ENI S.p.A.	2,067,669	1.2
	Other Securities	2,548,959	1.4
		6,401,836	3.6

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

		Japan: 1.9%
678		NTT DoCoMo, Inc.	$1,026,688	0.6
		Other Securities	2,329,564	1.3
			3,356,252	1.9

		Malaysia: 0.7%
		Other Securities	1,213,052	0.7

		Mexico: 0.3%
		Other Securities	503,847	0.3

		Netherlands: 2.2%
74,742		Royal Dutch Shell PLC - Class B	1,806,565	1.0
		Other Securities	2,134,794	1.2
			3,941,359	2.2

		New Zealand: 0.1%
		Other Securities	217,894	0.1

		Norway: 0.8%
58,039		Statoil ASA	1,118,111	0.6
		Other Securities	237,154	0.2
			1,355,265	0.8

		Philippines: 0.2%
		Other Securities	429,010	0.2

		Poland: 0.3%
		Other Securities	477,282	0.3

		Portugal: 0.4%
		Other Securities	791,651	0.4

		Russia: 0.4%
		Other Securities	708,211	0.4

		Singapore: 1.0%
		Other Securities	1,786,734	1.0

		South Africa: 0.6%
		Other Securities	1,011,435	0.6

		South Korea: 0.4%
		Other Securities	785,092	0.4

		Spain: 5.8%
88,159		Banco Bilbao Vizcaya Argentaria S.A.	908,298	0.5
240,483		Banco Santander Central Hispano S.A.	2,521,756	1.5
8,748	@	Banco Santander S.A.	92,646
148,431		Telefonica S.A.	2,749,644	1.5
		Other Securities	4,104,808	2.3
			10,377,152	5.8

		Sweden: 1.4%
		Other Securities	2,499,717	1.4

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	Switzerland: 3.4%
43,788	Novartis AG	$2,122,103	1.2
11,132	Roche Holding AG - Genusschein	1,532,228	0.8
4,046	Zurich Financial Services AG	891,793	0.5
	Other Securities	1,591,744	0.9
		6,137,868	3.4

	Taiwan: 1.7%
526,427	Taiwan Semiconductor Manufacturing Co., Ltd.	983,915	0.5
	Other Securities	2,117,978	1.2
		3,101,893	1.7

	Thailand: 0.3%
	Other Securities	507,384	0.3

	Turkey: 0.7%
	Other Securities	1,187,024	0.7

	United Kingdom: 11.1%
32,606	AstraZeneca PLC	1,537,236	0.9
41,614	British American Tobacco PLC	1,320,653	0.7
127,857	GlaxoSmithKline PLC	2,171,120	1.2
279,759	HSBC Holdings PLC	2,555,793	1.4
1,465,062	Vodafone Group PLC	3,018,746	1.7
	Other Securities	9,263,352	5.2
		19,866,900	11.1

	United States: 18.3%
20,400	Abbott Laboratories	954,312	0.5
59,950	Altria Group, Inc.	1,201,398	0.7
157,950	AT&T, Inc.	3,820,806	2.1
38,600	Bristol-Myers Squibb Co.	962,684	0.6
29,300	Chevron Corp.	1,988,298	1.1
21,300	ConocoPhillips	1,045,617	0.6
16,200	McDonald’s Corp.	1,067,094	0.6
45,700	Merck & Co., Inc.	1,598,129	0.9
141,900	Pfizer, Inc.	2,023,494	1.1
40,200	Philip Morris International, Inc.	1,842,768	1.0
72,600	Verizon Communications, Inc.	2,034,252	1.1
	Other Securities	14,225,796	8.0
		32,764,648	18.3
	Total Common Stock (Cost $ 193,053,460)	170,087,509	95.0

REAL ESTATE INVESTMENT TRUSTS: 1.4%
	Canada: 0.1%
	Other Securities	170,771	0.1

	France: 0.1%
	Other Securities	264,957	0.1

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

	United Kingdom: 0.1%
	Other Securities	$214,552	0.1

	United States: 1.1%
	Other Securities	1,887,707	1.1
	Total Real Estate Investment Trusts (Cost $ 2,430,284)	2,537,987	1.4

EXCHANGE-TRADED FUNDS: 2.2%
	Developed Markets: 1.3%
51,600	iShares MSCI EAFE Index Fund	2,399,916	1.3

	Emerging Markets: 0.3%
	Other Securities	522,480	0.3

	United States: 0.6%
20,000	iShares S&P 500 Value Index Fund	993,200	0.6
	Total Exchange-Traded Funds (Cost $ 4,088,905)	3,915,596	2.2

WARRANTS: 0.0%
	France: 0.0%
	Other Securities	2,473	0.0

	Italy: 0.0%
	Other Securities	1,076	0.0
	Total Warrants (Cost $ 1,226)	3,549	0.0

	Total Investments in Securities (Cost $ 199,573,875)*	$176,544,641	98.6
	Other Assets and Liabilities - Net	2,446,345	1.4

	Net Assets	$178,990,986	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
*	Cost for federal income tax purposes is $203,478,107.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,960,660
Gross Unrealized Depreciation	(32,894,126)

Net Unrealized Depreciation	$(26,933,466)

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Consumer Discretionary	4.2%
Consumer Staples	8.7
Energy	10.2
Financials	21.9
Health Care	9.7
Industrials	4.5
Information Technology	2.0
Materials	4.4
Telecommunication Services	18.1
Utilities	12.7
Other Long-Term Investments	2.2
Other Assets and Liabilities - Net	1.4

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$1,266,045	$13,958,513	$—	$15,224,558
Austria	—	650,938	—	650,938
Belgium	—	843,843	—	843,843
Brazil	3,781,783	—	—	3,781,783
Canada	8,670,356	—	—	8,670,356
Chile	906,941	—	—	906,941
China	—	725,198	—	725,198
Czech Republic	—	1,057,130	—	1,057,130
Denmark	—	82,873	—	82,873
Eurozone	—	23,224	—	23,224
Finland	—	2,086,153	—	2,086,153
France	1,342,212	20,660,141	—	22,002,353
Germany	—	7,263,922	—	7,263,922
Greece	—	978,146	—	978,146
Hong Kong	—	4,868,643	—	4,868,643
Hungary	—	174,442	—	174,442
Indonesia	—	419,547	—	419,547
Ireland	—	199,418	—	199,418
Israel	—	706,535	—	706,535
Italy	—	6,401,836	—	6,401,836
Japan	—	3,356,252	—	3,356,252
Malaysia	—	1,213,052	—	1,213,052
Mexico	503,847	—	—	503,847
Netherlands	—	3,941,359	—	3,941,359
New Zealand	—	217,894	—	217,894
Norway	—	1,355,265	—	1,355,265
Philippines	—	429,010	—	429,010
Poland	—	477,282	—	477,282
Portugal	—	791,651	—	791,651
Russia	540,750	167,461	—	708,211
Singapore	4,652	1,782,082	—	1,786,734
South Africa	—	1,011,435	—	1,011,435

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
South Korea	$—	$785,092	$—	$785,092
Spain	—	10,377,152	—	10,377,152
Sweden	—	2,499,717	—	2,499,717
Switzerland	—	6,137,868	—	6,137,868
Taiwan	40,023	3,061,870	—	3,101,893
Thailand	—	507,384	—	507,384
Turkey	—	1,187,024	—	1,187,024
United Kingdom	159,406	19,707,494	—	19,866,900
United States	32,764,648	—	—	32,764,648

Total Common Stock	49,980,663	120,106,846	—	170,087,509

Real Estate Investment Trusts	2,058,478	479,509	—	2,537,987
Exchange-Traded Funds	3,915,596	—	—	3,915,596
Warrants	3,549	—	—	3,549

Total Investments, at value	$55,958,286	$120,586,355	$—	$176,544,641

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AVIPALL	(0610-081910)

Semi-Annual Report

June 30, 2010

Classes I and S

Domestic Equity Index Portfolios

■	ING Index Plus LargeCap Portfolio

■	ING Index Plus MidCap Portfolio

■	ING Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President & Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World Index SM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
ING Index Plus LargeCap Portfolio
Class I	$1,000.00	$932.80	0.45%	$2.16	$1,000.00	$1,022.56	0.45%	$2.26
Class S	1,000.00	931.00	0.70	3.35	1,000.00	1,021.32	0.70	3.51
ING Index Plus MidCap Portfolio
Class I	$1,000.00	$971.50	0.51%	$2.49	$1,000.00	$1,022.27	0.51%	$2.56
Class S	1,000.00	970.00	0.76	3.71	1,000.00	1,021.03	0.76	3.81
ING Index Plus SmallCap Portfolio
Class I	$1,000.00	$978.60	0.51%	$2.50	$1,000.00	$1,022.27	0.51%	$2.56
Class S	1,000.00	977.30	0.76	3.73	1,000.00	1,021.03	0.76	3.81

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at value+*	$714,853,229	$590,995,018	$272,633,958
Short-term investments at value**	3,970,098	35,452,501	18,476,695
Short-term investments in affiliated underlying funds***	9,048,000	8,818,000	4,834,000
Cash	271,988	424,950	199,929
Cash collateral for futures	594,222	541,846	217,256
Receivables:
Investment securities sold	1,432,911	—	—
Fund shares sold	133,850	97,021	—
Dividends and interest	969,629	523,742	254,809
Prepaid expenses	9,073	6,751	3,127

Total assets	731,283,000	636,859,829	296,619,774

LIABILITIES:
Payable for fund shares redeemed	1,157,672	852,465	555,008
Payable upon receipt of securities loaned	4,291,859	36,022,739	18,762,548
Payable to affiliates	288,919	264,859	130,409
Payable for directors fees	3,632	3,001	1,388
Other accrued expenses and liabilities	257,623	232,743	128,368

Total liabilities	5,999,705	37,375,807	19,577,721

NET ASSETS	$725,283,295	$599,484,022	$277,042,053

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,156,476,396	$849,779,531	$448,864,136
Undistributed net investment income	6,458,596	2,906,756	985,800
Accumulated net realized loss	(412,114,031)	(246,973,894)	(169,257,330)
Net unrealized depreciation	(25,537,666)	(6,228,371)	(3,550,553)

NET ASSETS	$725,283,295	$599,484,022	$277,042,053

+ Including securities loaned at value	$4,180,832	$35,045,251	$18,072,891
* Cost of investments in securities	$739,333,322	$595,976,675	$275,569,031
** Cost of short-term investments	$4,291,859	$36,022,739	$18,762,548
*** Cost of short-term investments in affiliated underlying funds	$9,048,000	$8,818,000	$4,834,000

Class I:
Net assets	$572,052,216	$473,603,123	$182,547,765
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	50,328,700	38,326,663	16,298,894
Net asset value and redemption price per share	$11.37	$12.36	$11.20
Class S:
Net assets	$153,231,079	$125,880,899	$94,494,288
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	13,573,199	10,287,760	8,515,413
Net asset value and redemption price per share	$11.29	$12.24	$11.10

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$8,505,276	$4,663,143	$1,645,852
Interest	4,644	1,533	594
Securities lending income, net	8,279	96,298	250,492

Total investment income	8,518,199	4,760,974	1,896,938

EXPENSES:
Investment management fees	1,446,586	1,326,457	610,337
Distribution and service fees	219,765	175,228	130,673
Transfer agent fees	575	398	228
Administrative service fees	227,314	182,382	83,919
Shareholder reporting expense	41,999	36,485	14,790
Professional fees	43,164	33,630	15,495
Custody and accounting expense	47,745	37,240	24,709
Directors fees	9,273	41,101	21,720
Miscellaneous expense	25,104	23,440	11,298
Interest expense	651	41	—

Total expenses	2,062,176	1,856,402	913,169
Net waived and reimbursed fees	(3,189)	(5,164)	(3,084)

Net expenses	2,058,987	1,851,238	910,085

Net investment income	6,459,212	2,909,736	986,853

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	57,863,130	54,390,322	23,729,034
Futures	(332,434)	1,009,809	870,229

Net realized gain	57,530,696	55,400,131	24,599,263

Net change in unrealized appreciation or depreciation on:
Investments	(114,478,854)	(73,914,408)	(30,670,791)
Futures	(779,536)	(1,030,363)	(615,314)

Net change in unrealized appreciation or depreciation	(115,258,390)	(74,944,771)	(31,286,105)

Net realized and unrealized loss	(57,727,694)	(19,544,640)	(6,686,842)

Decrease in net assets resulting from operations	$(51,268,482)	$(16,634,904)	$(5,699,989)

* Foreign taxes withheld	$2,454	$—	$—
(1) Dividends from affiliates	$5,621	$10,203	$6,415

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus LargeCap Portfolio		ING Index Plus MidCap Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$6,459,212	$15,962,911	$2,909,736	$7,649,990
Net realized gain (loss)	57,530,696	(97,349,768)	55,400,131	(124,931,250)
Net change in unrealized appreciation or depreciation	(115,258,390)	254,411,259	(74,944,771)	281,471,755

Increase (decrease) in net assets resulting from operations	(51,268,482)	173,024,402	(16,634,904)	164,190,495

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(12,854,302)	(21,659,223)	(5,687,907)	(8,141,405)
Class S	(3,027,104)	(5,041,109)	(1,213,000)	(1,755,366)

Total distributions	(15,881,406)	(26,700,332)	(6,900,907)	(9,896,771)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,332,328	21,792,590	14,555,624	20,942,249
Reinvestment of distributions	15,881,406	26,700,332	6,900,907	9,896,771

	19,213,734	48,492,922	21,456,531	30,839,020
Cost of shares redeemed	(90,053,281)	(197,222,557)	(49,577,704)	(105,802,404)

Net decrease in net assets resulting from capital share transactions	(70,839,547)	(148,729,635)	(28,121,173)	(74,963,384)

Net increase (decrease) in net assets	(137,989,435)	(2,405,565)	(51,656,984)	79,330,340

NET ASSETS:
Beginning of period	863,272,730	865,678,295	651,141,006	571,810,666

End of period	$725,283,295	$863,272,730	$599,484,022	$651,141,006

Undistributed net investment income at end of period	$6,458,596	$15,880,790	$2,906,756	$6,897,927

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$986,853	$2,273,049
Net realized gain (loss)	24,599,263	(71,816,252)
Net change in unrealized appreciation or depreciation	(31,286,105)	133,120,587

Increase (decrease) in net assets resulting from operations	(5,699,989)	63,577,384

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,452,197)	(3,679,023)
Class S	(526,966)	(1,395,586)

Total distributions	(1,979,163)	(5,074,609)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,025,067	16,733,517
Reinvestment of distributions	1,979,163	5,074,609

	10,004,230	21,808,126
Cost of shares redeemed	(25,932,116)	(77,225,953)

Net decrease in net assets resulting from capital share transactions	(15,927,886)	(55,417,827)

Net increase (decrease) in net assets	(23,607,038)	3,084,948

NET ASSETS:
Beginning of period	300,649,091	297,564,143

End of period	$277,042,053	$300,649,091

Undistributed net investment income at end of period	$985,800	$1,978,110

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		`Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus LargeCap Portfolio
Class I
06-30-10	12.42	0.10	•	(0.90)	(0.80)	0.25	—	—	0.25	11.37	(6.72)	0.45	0.45	†	0.45	†	1.62	†	572,052	61
12-31-09	10.44	0.21	•	2.12	2.33	0.35	—	—	0.35	12.42	23.20	0.45	0.45	†	0.45	†	2.01	†	678,612	142
12-31-08	18.13	0.25	•	(6.57)	(6.32)	0.30	1.07	—	1.37	10.44	(37.21)	0.47	0.47	†	0.47	†	1.70	†	680,918	175
12-31-07	17.48	0.29	•	0.58	0.87	0.22	—	—	0.22	18.13	5.03 ††	0.44	0.44	†	0.44	†	1.62	†	2,323,707	121
12-31-06	15.42	0.23	•	2.00	2.23	0.17	—	—	0.17	17.48	14.58	0.43	0.43	†	0.43	†	1.46	†	2,352,193	128
12-31-05	14.82	0.19	•	0.60	0.79	0.19	—	—	0.19	15.42	5.38	0.45	0.45		0.45		1.30		1,389,139	89
Class S
06-30-10	12.33	0.08	•	(0.90)	(0.82)	0.22	—	—	0.22	11.29	(6.90)	0.70	0.70	†	0.70	†	1.37	†	153,231	61
12-31-09	10.34	0.18	•	2.12	2.30	0.31	—	—	0.31	12.33	23.01	0.70	0.70	†	0.70	†	1.76	†	184,661	142
12-31-08	17.99	0.21	•	(6.51)	(6.30)	0.28	1.07	—	1.35	10.34	(37.40)	0.72	0.72	†	0.72	†	1.53	†	184,760	175
12-31-07	17.32	0.25	•	0.57	0.82	0.15	—	—	0.15	17.99	4.77 ††	0.69	0.69	†	0.69	†	1.38	†	319,717	121
12-31-06	15.30	0.18	•	1.99	2.17	0.15	—	—	0.15	17.32	14.28	0.68	0.68	†	0.68	†	1.13	†	209,440	128
12-31-05	14.73	0.16	•	0.59	0.75	0.18	—	—	0.18	15.30	5.15	0.70	0.70		0.70		1.10		557,134	89

ING Index Plus MidCap Portfolio
Class I
06-30-10	12.85	0.07		(0.41)	(0.34)	0.15	—	—	0.15	12.36	(2.85)	0.51	0.51	†	0.51	†	0.93	†	473,603	77
12-31-09	9.94	0.15	•	2.95	3.10	0.19	—	—	0.19	12.85	31.71	0.52	0.52	†	0.52	†	1.38	†	512,163	132
12-31-08	18.33	0.22		(6.37)	(6.15)	0.22	2.02	—	2.24	9.94	(37.56)	0.52	0.52	†	0.52	†	1.14	†	447,503	113
12-31-07	18.89	0.21		0.83	1.04	0.15	1.45	—	1.60	18.33	5.50 ††	0.49	0.49	†	0.49	†	1.06	†	1,177,708	127
12-31-06	18.69	0.17	•	1.57	1.74	0.12	1.42	—	1.54	18.89	9.44	0.49	0.49	†	0.49	†	0.92	†	1,148,074	84
12-31-05	18.16	0.16	•	1.77	1.93	0.09	1.31	—	1.40	18.69	11.14	0.49	0.49		0.49		0.87		844,703	100
Class S
06-30-10	12.72	0.05		(0.41)	(0.36)	0.12	—	—	0.12	12.24	(3.00)	0.76	0.76	†	0.76	†	0.68	†	125,881	77
12-31-09	9.82	0.12	•	2.93	3.05	0.15	—	—	0.15	12.72	31.47	0.77	0.77	†	0.77	†	1.13	†	138,978	132
12-31-08	18.13	0.14		(6.26)	(6.12)	0.17	2.02	—	2.19	9.82	(37.73)	0.77	0.77	†	0.77	†	0.91	†	124,308	113
12-31-07	18.69	0.15		0.84	0.99	0.10	1.45	—	1.55	18.13	5.26 ††	0.74	0.74	†	0.74	†	0.81	†	245,948	127
12-31-06	18.53	0.12		1.55	1.67	0.09	1.42	—	1.51	18.69	9.12	0.74	0.74	†	0.74	†	0.63	†	227,616	84
12-31-05	18.05	0.11	•	1.75	1.86	0.07	1.31	—	1.38	18.53	10.84	0.74	0.74		0.74		0.62		278,554	100

See Accompanying Notes to Financial Statements

9

FINANCIAL  HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus SmallCap Portfolio
Class I
06-30-10	11.52	0.05		(0.28)	(0.23)	0.09	—	—	0.09	11.20	(2.14)	0.51	0.51	†	0.51	†	0.73	†	182,548	64
12-31-09	9.41	0.09	•	2.20	2.29	0.18	—	—	0.18	11.52	24.85	0.52	0.52	†	0.52	†	0.90	†	197,476	98
12-31-08	15.19	0.14	•	(4.97)	(4.83)	0.12	0.83	—	0.95	9.41	(33.58)	0.52	0.52	†	0.52	†	1.10	†	201,978	100
12-31-07	17.99	0.12		(1.07)	(0.95)	0.08	1.77	—	1.85	15.19	(6.22)	0.49	0.49	†	0.49	†	0.67	†	638,474	126
12-31-06	16.68	0.09	•	2.20	2.29	0.07	0.91	—	0.98	17.99	13.82	0.49	0.49	†	0.49	†	0.52	†	745,115	93
12-31-05	16.39	0.11	•	1.09	1.20	0.05	0.86	—	0.91	16.68	7.62	0.49	0.49		0.49		0.66		378,121	71
Class S
06-30-10	11.41	0.03		(0.28)	(0.25)	0.06	—	—	0.06	11.10	(2.27)	0.76	0.76	†	0.76	†	0.48	†	94,494	64
12-31-09	9.30	0.06	•	2.19	2.25	0.14	—	—	0.14	11.41	24.65	0.77	0.77	†	0.77	†	0.65	†	103,173	98
12-31-08	15.01	0.13		(4.93)	(4.80)	0.08	0.83	—	0.91	9.30	(33.73)	0.77	0.77	†	0.77	†	0.87	†	95,586	100
12-31-07	17.79	0.07		(1.06)	(0.99)	0.02	1.77	—	1.79	15.01	(6.49)	0.74	0.74	†	0.74	†	0.42	†	181,986	126
12-31-06	16.53	0.04	•	2.18	2.22	0.05	0.91	—	0.96	17.79	13.48	0.74	0.74	†	0.74	†	0.25	†	204,246	93
12-31-05	16.28	0.07	•	1.08	1.15	0.04	0.86	—	0.90	16.53	7.36	0.74	0.74		0.74		0.43		333,092	71

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).
††	There was no impact on total return due to payment by affiliate in 2007.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company.

ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING Index Plus LargeCap Portfolio (“Index Plus LargeCap”), ING Index Plus MidCap Portfolio (“Index Plus MidCap”), and ING Index Plus SmallCap Portfolio (“Index Plus SmallCap”).

The Company is authorized to offer three share classes of the Portfolios, referred to as Class I, Class S and Service 2 Class (“Class S2”); however the Portfolios do not currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including other series of the Company under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the sub-adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. Investments in open-end mutual funds are valued at net asset value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex- dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. Each Portfolio’s investment objectives permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, each Portfolio has purchased futures contracts on various equity indexes to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities.

During the six months ended June 30, 2010, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

had average market values on futures contracts purchased of $14,989,322, $17,516,917 and $8,773,407 respectively.

I. Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. Illiquid and Restricted Securities. Each Portfolio may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined under procedures approved by the Board.

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$497,648,741	$565,355,091
Index Plus MidCap	493,309,801	515,091,267
Index Plus SmallCap	187,338,172	199,248,531

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2010, the Investment Adviser for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap waived $3,189, $5,164, and $3,084 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 —  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION FEES

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Plus LargeCap	$220,661	$34,757	$33,501	$288,919
Index Plus MidCap	208,647	28,754	27,458	264,859
Index Plus SmallCap	96,439	13,297	20,673	130,409

At June 30, 2010, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Index Plus LargeCap Portfolio (75.67%); Index Plus MidCap Portfolio (75.54%); Index Plus SmallCap Portfolio (59.64%)

Reliastar Life Insurance Company — Index Plus SmallCap Portfolio (5.04%)

ING USA Annuity and Life Insurance Company — Index Plus LargeCap Portfolio (19.99%); Index Plus Portfolio (19.28%); Index Plus SmallCap Portfolio (31.39%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “Notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreement”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2010, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor of a Portfolio to which a loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. Each Portfolio utilized the line of credit during the six months ended June 30, 2010:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Index Plus LargeCap	12	$1,385,417	1.43%
Index Plus MidCap	1	1,080,000	1.40

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Plus LargeCap
Class I
06-30-10	192,908	970,136	(5,468,296)	(4,305,252)	2,383,681	12,854,302	(68,625,921)	(53,387,938)
12-31-09	1,901,733	2,226,025	(14,739,250)	(10,611,492)	19,828,585	21,659,223	(159,673,773)	(118,185,965)
Class S
06-30-10	76,707	229,848	(1,715,838)	(1,409,283)	948,647	3,027,104	(21,427,360)	(17,451,609)
12-31-09	182,243	521,314	(3,587,044)	(2,883,487)	1,964,005	5,041,109	(37,548,784)	(30,543,670)
Index Plus MidCap
Class I
06-30-10	949,478	391,190	(2,868,925)	(1,528,257)	12,922,873	5,687,907	(38,281,676)	(19,670,896)
12-31-09	1,794,782	816,590	(7,787,873)	(5,176,501)	18,783,391	8,141,405	(83,961,505)	(57,036,709)
Class S
06-30-10	119,936	84,236	(845,566)	(641,394)	1,632,751	1,213,000	(11,296,028)	(8,450,277)
12-31-09	209,847	177,669	(2,116,638)	(1,729,122)	2,158,858	1,755,366	(21,840,899)	(17,926,675)
Index Plus SmallCap
Class I
06-30-10	598,523	108,942	(1,548,383)	(840,918)	7,382,948	1,452,197	(18,529,555)	(9,694,410)
12-31-09	1,533,744	407,422	(6,267,474)	(4,326,308)	14,112,360	3,679,023	(61,589,392)	(43,798,009)
Class S
06-30-10	53,660	39,891	(621,923)	(528,372)	642,119	526,966	(7,402,561)	(6,233,476)
12-31-09	276,428	155,931	(1,662,052)	(1,229,693)	2,621,157	1,395,586	(15,636,561)	(11,619,818)

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio’s Board, the following security has been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

Portfolio	Security	Notional Principal/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments	Value	Percent of Net Assets
Index Plus LargeCap	BNY Institutional Cash Reserves Fund, Series B	1,608,803	09/12/08	$1,608,803	$1,287,042	0.2%

				$1,608,803	$1,287,042	0.2%

Index Plus MidCap	BNY Institutional Cash Reserves Fund, Series B	2,851,192	09/12/08	$2,851,192	$2,280,955	0.4%

				$2,851,192	$2,280,955	0.4%

Index Plus SmallCap	BNY Institutional Cash Reserves Fund, Series B	1,429,266	09/12/08	$1,429,266	$1,143,413	0.4%

				$1,429,266	$1,143,413	0.4%

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the

“Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investment in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security;

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2010, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Index Plus LargeCap	$4,180,832	$4,291,859
Index Plus MidCap	35,045,251	36,022,739
Index Plus SmallCap	18,072,891	18,762,548

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio’s Portfolio of Investments.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income
Index Plus LargeCap	$15,881,406	$26,700,332
Index Plus MidCap	6,900,907	9,896,771
Index Plus SmallCap	1,979,163	5,074,609

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Index Plus LargeCap	$15,880,790	$47,057,684	$(331,965,058)	2016
			(95,016,629)	2017

			$(426,981,687)

Index Plus MidCap	6,897,927	56,799,797	(161,783,607)	2016
			(128,673,815)	2017

			$(290,457,422)

Index Plus SmallCap	1,978,110	19,159,126	(109,110,011)	2016
			(76,170,156)	2017

			$(185,280,167)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010 no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Information Technology	19.0%
Financials	15.9%
Health Care	12.2%
Consumer Staples	11.4%
Industrials	10.5%
Energy	10.3%
Consumer Discretionary	9.6%

Utilities	3.4%
Materials	3.3%
Telecommunication Services	3.0%
Other Assets and Liabilities – Net*	1.4%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 97.1%
		Consumer Discretionary: 9.6%
143,750	@	DIRECTV	$4,876,000	0.7
74,900		McDonald’s Corp.	4,933,663	0.7
108,934		Target Corp.	5,356,285	0.7
		Other Securities	54,437,088	7.5
			69,603,036	9.6

		Consumer Staples: 11.4%
204,200		Altria Group, Inc.	4,092,168	0.6
131,656		Coca-Cola Co.	6,598,599	0.9
219,500		ConAgra Foods, Inc.	5,118,740	0.7
100,426		Kimberly-Clark Corp.	6,088,828	0.8
119,000		PepsiCo, Inc.	7,253,050	1.0
135,517		Philip Morris International, Inc.	6,212,099	0.9
258,292	S	Procter & Gamble Co.	15,492,354	2.1
183,052		Wal-Mart Stores, Inc.	8,799,310	1.2
		Other Securities	23,383,728	3.2
			83,038,876	11.4

		Energy: 10.3%
188,758		Chevron Corp.	12,809,118	1.8
98,300		ConocoPhillips	4,825,547	0.7
379,154	S	ExxonMobil Corp.	21,638,317	3.0
76,700		Schlumberger Ltd.	4,244,578	0.6
217,000		Williams Cos., Inc.	3,966,760	0.5
		Other Securities	27,206,034	3.7
			74,690,354	10.3

		Financials: 14.4%
136,100		American Express Co.	5,403,170	0.7
732,750	S	Bank of America Corp.	10,529,618	1.5
106,800	@	Berkshire Hathaway, Inc.	8,510,892	1.2
1,379,600	@	Citigroup, Inc.	5,187,296	0.7
297,251		JP Morgan Chase & Co.	10,882,359	1.5
454,985		Wells Fargo & Co.	11,647,616	1.6
		Other Securities	51,966,362	7.2
			104,127,313	14.4

See Accompanying Notes to Financial Statements

21

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
		Health Care: 12.2%
197,734	S	Abbott Laboratories	$9,249,997	1.3
100,235	@	Amgen, Inc.	5,272,361	0.7
173,523		Johnson & Johnson	10,248,268	1.4
194,762		Merck & Co., Inc.	6,810,827	0.9
515,762		Pfizer, Inc.	7,354,766	1.0
100,029	@	Thermo Fisher Scientific, Inc.	4,906,422	0.7
		Other Securities	44,877,231	6.2
			88,719,872	12.2

		Industrials: 10.5%
71,400		3M Co.	5,639,886	0.8
61,200		Eaton Corp.	4,004,928	0.6
124,959		Emerson Electric Co.	5,459,459	0.8
706,894	S	General Electric Co.	10,193,411	1.4
94,641		ITT Corp.	4,251,274	0.6
81,032		Lockheed Martin Corp.	6,036,884	0.8
128,197		United Technologies Corp.	8,321,267	1.1
		Other Securities	31,972,338	4.4
			75,879,447	10.5

		Information Technology: 19.0%
69,693	@, S	Apple, Inc.	17,529,880	2.4
426,470	@, S	Cisco Systems, Inc.	9,088,076	1.3
268,350	@	EMC Corp.	4,910,805	0.7
17,980	@	Google, Inc. - Class A	8,000,201	1.1
241,376		Hewlett-Packard Co.	10,446,753	1.4
341,310		Intel Corp.	6,638,480	0.9
132,669	S	International Business Machines Corp.	16,381,968	2.3
635,516		Microsoft Corp.	14,623,223	2.0
388,926		Oracle Corp.	8,346,352	1.1
162,000		Xilinx, Inc.	4,092,120	0.6
		Other Securities	37,397,946	5.2
			137,455,804	19.0

		Materials: 3.3%
147,900		EI Du Pont de Nemours & Co.	5,115,861	0.7
		Other Securities	19,106,120	2.6
			24,221,981	3.3

		Telecommunication Services: 3.0%
585,256	S	AT&T, Inc.	14,157,343	2.0
218,416		Verizon Communications, Inc.	6,120,016	0.8
		Other Securities	1,578,909	0.2
			21,856,268	3.0

		Utilities: 3.4%
		Other Securities	24,305,117	3.4

		Total Common Stock
		(Cost $ 729,904,358)	703,898,068	97.1

See Accompanying Notes to Financial Statements

22

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Financials: 1.5%
60,920		Simon Property Group, Inc.	$4,919,290	0.7
		Other Securities	6,035,871	0.8

		Total Real Estate Investment Trusts
		(Cost $ 9,428,964)	10,955,161	1.5

		Total Long-Term Investments
		(Cost $ 739,333,322)	714,853,229	98.6

SHORT-TERM INVESTMENTS: 1.8%
		Affiliated Mutual Fund: 1.3%
9,048,000		ING Institutional Prime Money Market Fund - Class I	9,048,000	1.3

		Total Mutual Fund
		(Cost $ 9,048,000)	9,048,000	1.3

		Securities Lending Collateralcc: 0.5%
2,683,056		BNY Mellon Overnight Government Fund(1)	2,683,056	0.3
1,608,803	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,287,042	0.2
				0.5
		Total Securities Lending Collateral
		(Cost $ 4,291,859)	3,970,098	0.5

		Total Short-Term Investments
		(Cost $ 13,339,859)	13,018,098	1.8

		Total Investments in Securities
		(Cost $ 752,673,181)*	$727,871,327	100.4
		Other Assets and Liabilities - Net	(2,588,032)	(0.4)

		Net Assets	$725,283,295	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
*	Cost for federal income tax purposes is $775,135,679.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$32,101,668
Gross Unrealized Depreciation	(79,366,020)

Net Unrealized Depreciation	$(47,264,352)

See Accompanying Notes to Financial Statements

23

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$703,898,068	$—	$—	$703,898,068
Real Estate Investment Trusts	10,955,161	—	—	10,955,161
Short-Term Investments	11,731,056	—	1,287,042	13,018,098

Total Investments, at value	$726,584,285	$—	$1,287,042	$727,871,327

Liabilities Table
Other Financial Instruments+:
Futures	(735,812)	—	—	(735,812)

Total Liabilities	$(735,812)	$—	$—	$(735,812)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042

Total Investments, at value	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/(Depreciation)
Long Contracts
S&P 500 E-Mini	213	09/17/10	$10,933,290	$(735,812)

			$10,933,290	$(735,812)

See Accompanying Notes to Financial Statements

24

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives

Equity contracts	Net Assets-Unrealized depreciation*	$735,812

Total Liability Derivatives		$735,812

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(332,434)

Total	$(332,434)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(779,536)

Total	$(779,536)

See Accompanying Notes to Financial Statements

25

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	20.5%
Information Technology	14.5%
Consumer Discretionary	14.3%
Industrials	14.0%
Health Care	12.5%
Materials	6.6%

Utilities	6.1%
Energy	5.9%
Consumer Staples	3.3%
Telecommunication Services	0.9%
Other Assets and Liabilities – Net*	1.4%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 90.9%
		Consumer Discretionary: 14.3%
116,794	S	Advance Auto Parts, Inc.	$5,860,723	1.0
109,560	@	Aeropostale, Inc.	3,137,798	0.5
22,847	@	Chipotle Mexican Grill, Inc.	3,125,698	0.5
127,251	@, S	Dollar Tree, Inc.	5,297,459	0.9
28,491	@, L	NetFlix, Inc.	3,095,547	0.5
5,001	@	NVR, Inc.	3,275,805	0.6
139,825	L	Petsmart, Inc.	4,218,520	0.7
14,900	L	Strayer Education, Inc.	3,097,561	0.5
		Other Securities	54,671,112	9.1
			85,780,223	14.3

		Consumer Staples: 3.3%
69,064	@, S	Energizer Holdings, Inc.	3,472,538	0.6
66,232	@, S	Ralcorp Holdings, Inc.	3,629,514	0.6
		Other Securities	12,368,766	2.1
			19,470,818	3.3

		Energy: 5.9%
47,573		Cimarex Energy Co.	3,405,275	0.6
68,933	@	Newfield Exploration Co.	3,368,066	0.5
		Other Securities	28,805,962	4.8
			35,579,303	5.9

		Financials: 12.8%
70,561		Cullen/Frost Bankers, Inc.	3,626,835	0.6
46,174	S	Everest Re Group Ltd.	3,265,425	0.5
84,655	L	Hanover Insurance Group, Inc.	3,682,493	0.6
158,324		HCC Insurance Holdings, Inc.	3,920,102	0.7
371,997	S	New York Community Bancorp., Inc.	5,680,398	1.0
63,115		Transatlantic Holdings, Inc.	3,026,995	0.5
		Other Securities	53,620,002	8.9
			76,822,250	12.8

		Health Care: 12.5%
92,052	@, S	Edwards Lifesciences Corp.	5,156,753	0.9
147,897	@, L	Lincare Holdings, Inc.	4,808,131	0.8

See Accompanying Notes to Financial Statements

26

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
		Health Care: 12.5% (continued)
58,380	L	Perrigo Co.	$3,448,507	0.6
62,473	@	Resmed, Inc.	3,798,983	0.6
60,119	@, L	Valeant Pharmaceuticals International	3,143,623	0.5
186,150	@, L	Vertex Pharmaceuticals, Inc.	6,124,335	1.0
		Other Securities	48,573,382	8.1
			75,053,714	12.5

		Industrials: 14.0%
80,643		Carlisle Cos., Inc.	2,913,632	0.5
104,712		Donaldson Co., Inc.	4,465,967	0.7
113,300		IDEX Corp.	3,236,981	0.5
60,132		Joy Global, Inc.	3,012,012	0.5
79,353	L	Landstar System, Inc.	3,093,973	0.5
122,470		Pentair, Inc.	3,943,534	0.7
76,064	@	URS Corp.	2,993,118	0.5
		Other Securities	60,499,025	10.1
			84,158,242	14.0

		Information Technology: 14.5%
141,997	@, L	Avnet, Inc.	3,423,548	0.6
68,665	@	Cree, Inc.	4,121,960	0.7
52,623	@	F5 Networks, Inc.	3,608,359	0.6
193,209	@, L	Ingram Micro, Inc.	2,934,845	0.5
114,868	@	Micros Systems, Inc.	3,660,843	0.6
160,238	@, L	Quest Software, Inc.	2,890,694	0.5
56,325	@, S	Sybase, Inc.	3,641,975	0.6
		Other Securities	62,516,417	10.4
			86,798,641	14.5

		Materials: 6.6%
47,153		Lubrizol Corp.	3,786,857	0.6
125,092		Sonoco Products Co.	3,812,804	0.6
173,799		Valspar Corp.	5,234,826	0.9
		Other Securities	26,909,794	4.5
			39,744,281	6.6

		Telecommunication Services: 0.9%
		Other Securities	5,336,749	0.9

		Utilities: 6.1%
87,013		AGL Resources, Inc.	3,116,806	0.5
125,967	L	DPL, Inc.	3,010,611	0.5
67,144		National Fuel Gas Co.	3,080,567	0.5
130,353		UGI Corp.	3,316,180	0.6
		Other Securities	23,896,904	4.0
			36,421,068	6.1
		Total Common Stock (Cost $ 559,934,622)	545,165,289	90.9

See Accompanying Notes to Financial Statements

27

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets

REAL ESTATE INVESTMENT TRUSTS: 7.7%
		Financials: 7.7%
43,000	S	Federal Realty Investment Trust	$3,021,610	0.5
95,525		Macerich Co.	3,564,993	0.6
160,900		UDR, Inc.	3,078,017	0.5
		Other Securities	36,165,109	6.1
				7.7
		Total Real Estate Investment Trusts (Cost $ 36,042,053)	45,829,729	7.7
		Total Long-Term Investments (Cost $ 595,976,675)	590,995,018	98.6

SHORT-TERM INVESTMENTS: 7.4%
		Affiliated Mutual Fund: 1.5%
8,818,000		ING Institutional Prime Money Market Fund - Class I	8,818,000	1.5
		Total Mutual Fund (Cost $ 8,818,000)	8,818,000	1.5

		Securities Lending Collateralcc: 5.9%
33,171,547		BNY Mellon Overnight Government Fund(1)	33,171,547	5.5
2,851,192	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,280,954	0.4
				5.9
		Total Securities Lending Collateral (Cost $ 36,022,739)	35,452,501	5.9

		Total Short-Term Investments (Cost $ 44,840,739)	44,270,501	7.4

		Total Investments in Securities (Cost $ 640,817,414)*	$635,265,519	106.0
		Other Assets and Liabilities - Net	(35,781,497)	(6.0)

		Net Assets	$599,484,022	100.0

"Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $646,746,924.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$38,527,048
Gross Unrealized Depreciation	(50,008,453)

Net Unrealized Depreciation	$(11,481,405)

See Accompanying Notes to Financial Statements

28

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$545,165,289	$—	$—	$545,165,289
Real Estate Investment Trusts	45,829,729	—	—	45,829,729
Short-Term Investments	41,989,547	—	2,280,954	44,270,501

Total Investments, at value	$632,984,565	$—	$2,280,954	$635,265,519

Liabilities Table
Other Financial Instruments+:
Futures	(676,476)	—	—	(676,476)

Total Liabilities	$(676,476)	$—	$—	$(676,476)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954

Total Investments, at value	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	169	09/17/10	$11,999,000	$(676,476)

			$11,999,000	$(676,476)

See Accompanying Notes to Financial Statements

29

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$676,476

Total Liability Derivatives		$676,476

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$1,009,809

Total	$1,009,809

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(1,030,363)

Total	$(1,030,363)

See Accompanying Notes to Financial Statements

30

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation

as of June 30, 2010

(as a percent of net assets)

Financials	19.1%
Information Technology	18.2%
Industrials	16.7%
Consumer Discretionary	15.2%
Health Care	13.4%
Energy	4.8%
Utilities	3.7%

Materials	3.5%
Consumer Staples	3.3%
Telecommunication Services	0.5%
Other Assets and Liabilities – Net*	1.6%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets

COMMON STOCK: 91.1%
		Consumer Discretionary: 15.2%
46,337	@	Carter’s, Inc.	$1,216,346	0.4
26,343		Cracker Barrel Old Country Store	1,226,530	0.5
10,680	@, S	Deckers Outdoor Corp.	1,525,852	0.6
127,624	@, S	Live Nation, Inc.	1,333,671	0.5
30,700	L	PF Chang’s China Bistro, Inc.	1,217,255	0.4
24,131	S, L	Polaris Industries, Inc.	1,318,035	0.5
		Other Securities	34,160,512	12.3
			41,998,201	15.2

		Consumer Staples: 3.3%
62,693	S	Casey’s General Stores, Inc.	2,187,986	0.8
		Other Securities	6,953,163	2.5
			9,141,149	3.3

		Energy: 4.8%
29,312	@	Oil States International, Inc.	1,160,169	0.4
45,272		SM Energy Co.	1,818,124	0.7
53,379		World Fuel Services Corp.	1,384,651	0.5
		Other Securities	8,979,515	3.2
			13,342,459	4.8

		Financials: 11.8%
83,100	L	East-West Bancorp., Inc.	1,267,275	0.5
90,200		Glacier Bancorp., Inc.	1,323,234	0.5
21,892	@	ProAssurance Corp.	1,242,590	0.4
55,738	@, S	Signature Bank	2,118,601	0.8
65,758	L	Tower Group, Inc.	1,415,770	0.5
		Other Securities	25,285,355	9.1
			32,652,825	11.8

		Health Care: 13.4%
64,813	@, L	American Medical Systems Holdings, Inc.	1,433,664	0.5
38,609	@	AMERIGROUP Corp.	1,254,020	0.5
65,218	@	Eclipsys Corp.	1,163,489	0.4
34,612	@	Haemonetics Corp.	1,852,434	0.7
43,160	@	Magellan Health Services, Inc.	1,567,571	0.6

See Accompanying Notes to Financial Statements

31

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
		Health Care: 13.4% (continued)
53,362	@	Odyssey HealthCare, Inc.	$1,425,833	0.5
58,070	@	Regeneron Pharmaceuticals, Inc.	1,296,122	0.5
35,770	@	Salix Pharmaceuticals Ltd.	1,396,103	0.5
		Other Securities	25,597,800	9.2
			36,987,036	13.4

		Industrials: 16.7%
66,976		ABM Industries, Inc.	1,403,147	0.5
61,987		Actuant Corp.	1,167,215	0.4
25,500		AO Smith Corp.	1,228,845	0.4
40,789		Clarcor, Inc.	1,448,825	0.5
25,519	@	Esterline Technologies Corp.	1,210,877	0.4
66,994	@	Tetra Tech, Inc.	1,313,752	0.5
25,188		Toro Co.	1,237,235	0.4
23,215	@	United Stationers, Inc.	1,264,521	0.5
46,300		Watts Water Technologies, Inc.	1,326,958	0.5
		Other Securities	34,788,044	12.6
			46,389,419	16.7

		Information Technology: 18.2%
32,937	@	Anixter International, Inc.	1,403,116	0.5
30,400	@	CACI International, Inc.	1,291,392	0.5
30,128	@	Concur Technologies, Inc.	1,285,863	0.4
151,169	@	Cypress Semiconductor Corp.	1,517,737	0.5
142,948	@, S	Skyworks Solutions, Inc.	2,400,091	0.9
45,594	@, S	Varian Semiconductor Equipment Associates, Inc.	1,306,724	0.5
		Other Securities	41,194,283	14.9
			50,399,206	18.2

		Materials: 3.5%
60,662		HB Fuller Co.	1,151,971	0.4
		Other Securities	8,675,420	3.1
			9,827,391	3.5

		Telecommunication Services: 0.5%
		Other Securities	1,275,199	0.5

		Utilities: 3.7%
42,440		New Jersey Resources Corp.	1,493,888	0.5
80,049		Piedmont Natural Gas Co.	2,025,240	0.7
50,916	L	Southwest Gas Corp.	1,502,022	0.6
45,686		Unisource Energy Corp.	1,378,803	0.5
		Other Securities	3,935,537	1.4
			10,335,490	3.7
		Total Common Stock
		(Cost $ 255,921,929)	252,348,375	91.1

REAL ESTATE INVESTMENT TRUSTS: 7.3%
		Financials: 7.3%
95,664		Extra Space Storage, Inc.	1,329,730	0.5

See Accompanying Notes to Financial Statements

32

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
		Financials: 7.3% (continued)
84,398		Healthcare Realty Trust, Inc.	$1,854,224	0.7
37,522		Mid-America Apartment Communities, Inc.	1,931,257	0.7
22,590		PS Business Parks, Inc.	1,260,070	0.4
35,096		Sovran Self Storage, Inc.	1,208,355	0.4
		Other Securities	12,696,051	4.6

				7.3
		Total Real Estate Investment Trusts (Cost $ 19,623,106)	20,279,687	7.3

RIGHTS: 0.0%
		Financials: 0.0%
		Other Securities	5,896	0.0
		Total Rights (Cost $ 23,996)	5,896	0.0

		Total Long-Term Investments (Cost $ 275,569,031)	272,633,958	98.4

SHORT-TERM INVESTMENTS: 8.4%
		Affiliated Mutual Fund: 1.7%
4,834,000		ING Institutional Prime Money Market Fund - Class I	4,834,000	1.7
		Total Mutual Fund (Cost $ 4,834,000)	4,834,000	1.7

		Securities Lending Collateralcc: 6.7%
17,333,282		BNY Mellon Overnight Government Fund(1)	17,333,282	6.3
1,429,266	I	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,143,413	0.4
				6.7
		Total Securities Lending Collateral (Cost $ 18,762,548)	18,476,695	6.7

		Total Short-Term Investments (Cost $ 23,596,548)	23,310,695	8.4

		Total Investments in Securities (Cost $ 299,165,579) *
			$295,944,653	106.8
		Other Assets and Liabilities - Net	(18,902,600)	(6.8)

		Net Assets	$277,042,053	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

See Accompanying Notes to Financial Statements

33

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
*	Cost for federal income tax purposes is $303,109,533.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$19,594,368
Gross Unrealized Depreciation	(26,759,248)

Net Unrealized Depreciation	$(7,164,880)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Common Stock*	$252,348,375	$—	$—	$252,348,375
Real Estate Investment Trusts	20,279,687	—	—	20,279,687
Rights	—	5,896	—	5,896
Short-Term Investments	22,167,282	—	1,143,413	23,310,695

Total Investments, at value	$294,795,344	$5,896	$1,143,413	$295,944,653

Liabilities Table
Other Financial Instruments+:
Futures	(329,627)	—	—	(329,627)

Total Liabilities	$(329,627)	$—	$—	$(329,627)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2010
Asset Table
Investments, at value
Short-Term Investments	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413

Total Investments, at value	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

34

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/(Depreciation)
Long Contracts
Russell 2000® Mini Index	92	09/17/10	$5,591,760	$(329,627)

			$5,591,760	$(329,627)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$329,627

Total Liability Derivatives		$329,627

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$870,229

Total	$870,229

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Futures
Equity contracts	$(615,314)

Total	$(615,314)

See Accompanying Notes to Financial Statements

35

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-AIP	(0610-081910)

ITEM 2.        CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.        SCHEDULE OF INVESTMENTS.

ING Small Company Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			89.3%
		Consumer Discretionary:		13.0%
141,437		Arbitron, Inc.			$3,625,030
82,900	@	Bally Technologies, Inc.			2,685,131
308,600		Callaway Golf Co.			1,863,944
37,200	@	Capella Education Co.			3,026,220
286,200	@	Collective Brands, Inc.			4,521,960
228,200		Cooper Tire & Rubber Co.			4,449,900
187,400	@	Dress Barn, Inc.			4,461,994
67,900	@	Fossil, Inc.			2,356,130
137,462	@,L	Gildan Activewear, Inc.			3,938,286
145,437	@	Jack in the Box, Inc.			2,828,750
86,519	@	Jo-Ann Stores, Inc.			3,245,328
348,949	@	OfficeMax, Inc.			4,557,274
198,900	@	Papa John’s International, Inc.			4,598,568
113,400		Pool Corp.			2,485,728
261,000		Regis Corp.			4,063,770
45,181		Ryland Group, Inc.			714,763
24,000		Sotheby’s			548,880
188,300	@	Wet Seal, Inc.			687,295
185,400		Wolverine World Wide, Inc.			4,675,788
136,800		Wyndham Worldwide Corp.			2,755,152

					62,089,891

		Consumer Staples:		2.5%
74,300	@	American Italian Pasta Co.			3,928,241
91,300		Casey’s General Stores, Inc.			3,186,370
114,569		Flowers Foods, Inc.			2,798,921
152,800		Spartan Stores, Inc.			2,096,416

					12,009,948

		Energy:		4.9%
100,000	@	Bill Barrett Corp.			3,077,000
199,028	@	Carrizo Oil & Gas, Inc.			3,090,905
15,965	@,L	Core Laboratories NV			2,356,594
81,800	@	Dril-Quip, Inc.			3,600,836
252,534		Frontier Oil Corp.			3,396,582
361,513	@	McMoRan Exploration Co.			4,016,409
97,600	@	Unit Corp.			3,961,584

					23,499,910

		Financials:		14.6%
200,713		Apollo Investment Corp.			1,872,652
166,737		Columbia Banking System, Inc.			3,044,618
168,067		Delphi Financial Group			4,102,515
141,300		First Midwest Bancorp., Inc.			1,718,208
248,854		FirstMerit Corp.			4,262,869
291,487		Flushing Financial Corp.			3,564,886
54,138		Greenhill & Co., Inc.			3,309,456
75,600		IBERIABANK Corp.			3,891,888
94,312	@,L	KBW, Inc.			2,022,049
56,600		MB Financial Corp.			1,040,874
388,980		Northwest Bancshares, Inc.			4,461,601
253,417		Old National Bancorp.			2,625,400
112,200	@	Piper Jaffray Cos.			3,615,084
73,642		Platinum Underwriters Holdings Ltd.			2,672,468
65,318	@	ProAssurance Corp.			3,707,450
119,318		Prosperity Bancshares, Inc.			4,146,301
274,229	L	Provident Financial Services, Inc.			3,205,737
250,700		Radian Group, Inc.			1,815,068
106,311	@	Stifel Financial Corp.			4,612,834
70,000	@	SVB Financial Group			2,886,100
224,250		SWS Group, Inc.			2,130,375
214,836		Symetra Financial Corp.			2,578,032
296,496		Westfield Financial, Inc.			2,469,812

					69,756,277

		Health Care:		10.7%
53,091	@	Acorda Therapeutics, Inc.			1,651,661
34,800	@,L	AMAG Pharmaceuticals, Inc.			1,195,380
131,516	@	AMERIGROUP Corp.			4,271,640
44,389	@	Cubist Pharmaceuticals, Inc.			914,413
73,975	@	Greatbatch, Inc.			1,650,382
85,900	@	Haemonetics Corp.			4,597,368
280,642	@,L	Healthsouth Corp.			5,250,811
46,625	@	Human Genome Sciences, Inc.			1,056,523
152,440	@	Medicines Co.			1,160,068
64,600	@	Mednax, Inc.			3,592,406
174,547		Meridian Bioscience, Inc.			2,967,299
84,124	@	Micrus Endovascular Corp.			1,748,938
129,352	@	Nektar Therapeutics			1,565,159
107,400	@	Onyx Pharmaceuticals, Inc.			2,318,766
136,300		Owens & Minor, Inc.			3,868,194
174,500	@	PSS World Medical, Inc.			3,690,675
72,448	@	Psychiatric Solutions, Inc.			2,370,499
91,000	@	Savient Pharmaceuticals, Inc.			1,146,600
77,252		Steris Corp.			2,400,992
106,100		Universal Health Services, Inc.			4,047,715

					51,465,489

		Industrials:		16.0%
215,843		Actuant Corp.			4,064,324
75,900	@,L	Allegiant Travel Co.			3,240,171
86,211	@	Atlas Air Worldwide Holdings, Inc.			4,095,023
208,590		Barnes Group, Inc.			3,418,790
140,800		Brady Corp.			3,508,736
50,339	@	Clean Harbors, Inc.			3,343,013
76,600		Gardner Denver, Inc.			3,415,594
261,800		Heartland Express, Inc.			3,801,336
98,249	@	HUB Group, Inc.			2,948,452
97,842	@	Kirby Corp.			3,742,457
29,469	@	Mobile Mini, Inc.			479,755
124,226	@	Moog, Inc.			4,003,804
54,168		Nordson Corp.			3,037,741
156,900	@	Orbital Sciences Corp.			2,474,313
64,600		Regal-Beloit Corp.			3,603,388
207,800	@	Resources Connection, Inc.			2,826,080
103,700	@	Teledyne Technologies, Inc.			4,000,746
46,500		Toro Co.			2,284,080
59,578		Towers Watson & Co.			2,314,605
150,048	@	TrueBlue, Inc.			1,679,037
116,293	@	Waste Connections, Inc.			4,057,463
96,100		Watsco, Inc.			5,566,112
156,800		Watts Water Technologies, Inc.			4,493,888

					76,398,908

		Information Technology:		16.7%
298,622	@	Advanced Energy Industries, Inc.			3,670,064
104,400	@	Anixter International, Inc.			4,447,440
72,909	@	Ansys, Inc.			2,957,918
176,899	@,L	Blue Coat Systems, Inc.			3,614,047
104,000	@	CACI International, Inc.			4,417,920
131,600	@,L	FEI Co.			2,593,836
108,454	@	Flir Systems, Inc.			3,154,927
218,000	@,L	Formfactor, Inc.			2,354,400
71,300		Global Payments, Inc.			2,605,302
143,600	@	Informatica Corp.			3,429,168
206,500	@	Intermec, Inc.			2,116,625
199,500	@	JDA Software Group, Inc.			4,385,010
353,322	@	Mentor Graphics Corp.			3,126,900
93,100	@	Micros Systems, Inc.			2,967,097
133,625	@	MKS Instruments, Inc.			2,501,460
248,800	@	ON Semiconductor Corp.			1,587,344
206,500	@	Parametric Technology Corp.			3,235,855
138,050	@	Plexus Corp.			3,691,457
116,137	@,L	Polycom, Inc.			3,459,721
73,600		Power Integrations, Inc.			2,369,552
263,900	@	QLogic Corp.			4,386,018
106,800	@	Quest Software, Inc.			1,926,672
46,200		Solera Holdings, Inc.			1,672,440
120,200	@,L	Sourcefire, Inc.			2,283,800
399,100		Tellabs, Inc.			2,550,249
302,383	@	THQ, Inc.			1,306,295
371,237	@	Verigy Ltd.			3,226,050

					80,037,567

		Materials:		4.8%
69,200		Albemarle Corp.			2,747,932
242,800		Commercial Metals Co.			3,209,816
174,500		HB Fuller Co.			3,313,755
73,800		Minerals Technologies, Inc.			3,508,452
178,600		RPM International, Inc.			3,186,224
186,600		Silgan Holdings, Inc.			5,295,708
125,200		Worthington Industries			1,610,072

					22,871,959

		Telecommunication Services:		1.6%
152,460		Alaska Communications Systems Group, Inc.			1,294,385
140,500		NTELOS Holdings Corp.			2,416,600
113,700	@	SBA Communications Corp.			3,866,937

					7,577,922

		Utilities:		4.5%
96,520		Black Hills Corp.			2,747,924
205,100		Cleco Corp.			5,416,691
158,800	@	El Paso Electric Co.			3,072,780
76,918		Idacorp, Inc.			2,559,062
262,600		Portland General Electric Co.			4,813,458
85,659		WGL Holdings, Inc.			2,914,976

					21,524,891

		Total Common Stock
		( Cost $ 400,320,830 )			427,232,762

REAL ESTATE INVESTMENT TRUSTS:			6.9%
		Financials:		6.9%
426,624		DiamondRock Hospitality Co.			3,506,849
162,800		DuPont Fabros Technology, Inc.			3,998,368
100,100		Entertainment Properties Trust			3,810,807
112,600		Highwoods Properties, Inc.			3,125,776
637,043		MFA Mortgage Investments, Inc.			4,714,118
79,000		Mid-America Apartment Communities, Inc.			4,066,130
183,572		National Retail Properties, Inc.			3,935,784
208,069		Redwood Trust, Inc.			3,046,130
370,769		U-Store-It Trust			2,765,937

		Total Real Estate Investment Trusts
		( Cost $ 30,809,450 )			32,969,899

EXCHANGE-TRADED FUNDS:			2.1%
		Exchange-Traded Funds:		2.1%
133,465	L	iShares Russell 2000 Index Fund			8,152,042
34,500	L	iShares Russell 2000 Value Index Fund			1,967,880

		Total Exchange-Traded Funds
		( Cost $ 10,861,709 )			10,119,922

		Total Long-Term Investments
		( Cost $ 441,991,989 )			470,322,583

SHORT-TERM INVESTMENTS:			6.8%
		Affiliated Mutual Fund:		3.7%
17,553,000		ING Institutional Prime Money Market Fund - Class I			17,553,000

		Total Mutual Fund
		( Cost $ 17,553,000 )			17,553,000

Principal Amount					Value

		Securities Lending Collateralcc:		3.1%
$13,670,988		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$13,670,988
1,704,289	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			1,363,430

		Total Securities Lending Collateral
		( Cost $ 15,375,276 )			15,034,418

		Total Short-Term Investments
		( Cost $ 32,928,276 )			32,587,418

		Total Investments in Securities
		( Cost $ 474,920,265 ) *	105.1%		$502,910,001
		Other Assets and Liabilities - Net	(5.1)		(24,282,091)

		Net Assets	100.0%		$478,627,910

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
		See Accompanying Notes to Financial Statements

ING Opportunistic LargeCap Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			98.4%
		Consumer Discretionary:		10.9%
53,300		Best Buy Co., Inc.			$1,804,738
41,000		Coach, Inc.			1,498,550
205,100		Comcast Corp. – Class A			3,562,587
115,200		Gap, Inc.			2,241,792
26,200	L	Garmin Ltd.			764,516
39,000		Ross Stores, Inc.			2,078,310
58,400		Target Corp.			2,871,528

					14,822,021

		Consumer Staples:		9.7%
149,900		Altria Group, Inc.			3,003,996
107,400		ConAgra Foods, Inc.			2,504,568
55,200		Molson Coors Brewing Co.			2,338,272
50,600		Reynolds American, Inc.			2,637,272
197,000		Sara Lee Corp.			2,777,700

					13,261,808

		Energy:		5.8%
57,300		ExxonMobil Corp.			3,270,111
76,900		National Oilwell Varco, Inc.			2,543,083
69,900	@	Noble Corp.			2,160,609

					7,973,803

		Financials:		15.4%
66,500		American Express Co.			2,640,050
63,800		Capital One Financial Corp.			2,571,140
7,700		CME Group, Inc.			2,167,935
9,400		Goldman Sachs Group, Inc.			1,233,938
169,500		Hudson City Bancorp., Inc.			2,074,680
111,900		JP Morgan Chase & Co.			4,096,659
27,800		PNC Financial Services Group, Inc.			1,570,700
38,600		Prudential Financial, Inc.			2,071,276
102,700		Wells Fargo & Co.			2,629,120

					21,055,498

		Health Care:		13.4%
88,000		AmerisourceBergen Corp.			2,794,000
65,100	@	Amgen, Inc.			3,424,260
72,400		Cardinal Health, Inc.			2,433,364
39,000		Covidien PLC			1,567,020
100,300	@	Forest Laboratories, Inc.			2,751,229
57,300	@	Thermo Fisher Scientific, Inc.			2,810,565
89,700		UnitedHealth Group, Inc.			2,547,480

					18,327,918

		Industrials:		9.2%
46,800		Emerson Electric Co.			2,044,692
41,600		ITT Corp.			1,868,672
28,900	@	Jacobs Engineering Group, Inc.			1,053,116
14,500		Lockheed Martin Corp.			1,080,250
68,400		Pitney Bowes, Inc.			1,502,064
31,300		Raytheon Co.			1,514,607
52,900		United Technologies Corp.			3,433,739

					12,497,140

		Information Technology:		21.0%
78,000	@	Amdocs Ltd.			2,094,300
60,200		Broadcom Corp.			1,984,794
108,900		CA, Inc.			2,003,760
120,200	@	Dell, Inc.			1,449,612
197,700	@	EMC Corp.			3,617,910
161,800		Intel Corp.			3,147,010
40,500		International Business Machines Corp.			5,000,940
34,900	@	Intuit, Inc.			1,213,473
151,700	@	Marvell Technology Group Ltd.			2,390,792
155,100		Microsoft Corp.			3,568,851
72,100	@	Western Digital Corp.			2,174,536

					28,645,978

		Materials:		5.7%
53,400	@	Crown Holdings, Inc.			1,337,136
65,100		EI Du Pont de Nemours & Co.			2,251,809
97,800		International Paper Co.			2,213,214
86,600		MeadWestvaco Corp.			1,922,520

					7,724,679

		Telecommunication Services:		3.3%
138,600		AT&T, Inc.			3,352,734
212,800		Qwest Communications International, Inc.			1,117,200

					4,469,934

		Utilities:		4.0%
73,600		Constellation Energy Group, Inc.			2,373,600
68,900		DTE Energy Co.			3,142,529

					5,516,129

		Total Common Stock (Cost $ 137,430,868)			134,294,908

EXCHANGE-TRADED FUNDS:			0.8%
		Exchange-Traded Funds:		0.8%
10,800		SPDR Trust Series 1			1,114,776

		Total Exchange-Traded Funds (Cost $ 1,102,099)			1,114,776

		Total Long-Term Investments (Cost $ 138,532,967)			135,409,684

SHORT-TERM INVESTMENTS:			1.1%
		Affiliated Mutual Fund:		0.7%
1,044,000		ING Institutional Prime Money Market Fund - Class I			1,044,000

		Total Mutual Fund (Cost $ 1,044,000)			1,044,000

Principal Amount					Value

		Securities Lending Collateralcc:		0.4%
$191,188		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$191,188
400,919	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			320,735

		Total Securities Lending Collateral (Cost $ 592,107)			511,923

		Total Short-Term Investments (Cost $ 1,636,107)			1,555,923

		Total Investments in Securities (Cost $ 140,169,074) *	100.3%		$136,965,607
		Other Assets and Liabilities - Net	(0.3)		(442,191)

		Net Assets	100.0%		$136,523,416

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		See Accompanying Notes to Financial Statements

				PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio				as of June 30, 2010 (Unaudited)
	Shares					Value

COMMON STOCK:				95.0%
			Consumer Discretionary:		1.6%
	24,100	@	Amazon.com, Inc.			$2,633,166
	95,100		Matsushita Electric Industrial Co., Ltd.			1,187,500
	5,800	@	Priceline.com, Inc.			1,023,932

						4,844,598

			Health Care:		5.3%
	15,500		Alcon, Inc.			2,296,945
	29,400	@	Biogen Idec, Inc.			1,395,030
	67,300		Bristol-Myers Squibb Co.			1,678,462
	20,300	@	Genzyme Corp.			1,030,631
	55,600		Medtronic, Inc.			2,016,612
	18,000	@	Millipore Corp.			1,919,700
	46,100		Novartis AG			2,234,150
	52,700	@	St. Jude Medical, Inc.			1,901,943
	34,100	@	Thermo Fisher Scientific, Inc.			1,672,605

						16,146,078

			Industrials:		0.8%
	192,400		Asahi Glass Co., Ltd.			1,806,603
	6,800		Nidec Corp.			569,277

						2,375,880

			Information Technology:		84.9%
	61,000		Accenture PLC			2,357,650
	42,900	@	Acme Packet, Inc.			1,153,152
	52,900	@	Adobe Systems, Inc.			1,398,147
	701,100		Advanced Semiconductor Engineering, Inc.			552,024
	72,500	@	Agilent Technologies, Inc.			2,061,175
	114,400		Altera Corp.			2,838,264
	57,800	@	Amdocs Ltd.			1,551,930
	55,300		Amphenol Corp.			2,172,184
	34,400	@	Anaren, Inc.			513,936
	95,400	@	Apple, Inc.			23,995,962
	246,100		Applied Materials, Inc.			2,958,122
	108,300	@	Applied Micro Circuits Corp.			1,134,984
	40,900	@	ArcSight, Inc.			915,751
	127,100	@	Ariba, Inc.			2,024,703
	303,100		ARM Holdings PLC			1,254,495
	39,800	@	Arrow Electronics, Inc.			889,530
	167,900	@	Art Technology Group, Inc.			574,218
	99,600	@	AsiaInfo Holdings, Inc.			2,177,256
	71,400		ASM Pacific Technology			554,686
	38,300	@	Atheros Communications, Inc.			1,054,782
	182,070	L	AU Optronics Corp. ADR			1,616,782
	44,500	@	Autodesk, Inc.			1,084,020
	56,500		Automatic Data Processing, Inc.			2,274,690
	48,600	@	Avago Technologies Ltd.			1,023,516
	21,000	@	Baidu.com ADR			1,429,680
	69,800	@	Blue Coat Systems, Inc.			1,426,014
	84,400	@	BMC Software, Inc.			2,922,772
	185,700		Broadcom Corp.			6,122,529
	145,400	@	Brocade Communications Systems, Inc.			750,264
	113,900		CA, Inc.			2,095,760
	48,400	@	Cavium Networks, Inc.			1,267,596
	41,600	@	Check Point Software Technologies			1,226,368
	416,500	@	Cisco Systems, Inc.			8,875,615
	77,500	@	Citrix Systems, Inc.			3,272,825
	77,300	@	Cognizant Technology Solutions Corp.			3,869,638
	61,200	@, L	Compellent Technologies, Inc.			741,744
	206,400	@	Compuware Corp.			1,647,072
	138,500	@	Convergys Corp.			1,358,685
	152,100		Corning, Inc.			2,456,415
	143,900	@	Dell, Inc.			1,735,434
	193,000	@	eBay, Inc.			3,784,730
	333,300	@	EMC Corp.			6,099,390
	66,000	@	F5 Networks, Inc.			4,525,620
	50,700	@	Fabrinet			542,490
	28,700	@, L	Fortinet, Inc.			471,828
	16,910	@	Google, Inc. - Class A			7,524,105
	142,700		Hewlett-Packard Co.			6,176,056
	360,800		Hitachi Ltd.			1,310,536
	75,900	@, L	Hollysys Automation Technologies Ltd.			683,859
	81,700	@	Hynix Semiconductor, Inc.			1,651,407
	541,700		Intel Corp.			10,536,066
	78,700		International Business Machines Corp.			9,717,876
	67,300	@	Intuit, Inc.			2,340,021
	122,900	@	JDS Uniphase Corp.			1,209,336
	105,900	@	Juniper Networks, Inc.			2,416,638
	54,500		KLA-Tencor Corp.			1,519,460
	164,600		Konica Minolta Holdings, Inc.			1,583,497
	71,600	@	Lam Research Corp.			2,725,096
	243,000	@	Marvell Technology Group Ltd.			3,829,680
	47,700	@, L	MaxLinear, Inc.			666,846
	42,500	@	McAfee, Inc.			1,305,600
	146,300	@	MEMC Electronic Materials, Inc.			1,445,444
	11,400	@, L	Meru Networks, Inc.			135,204
	166,500	@	Micron Technology, Inc.			1,413,585
	362,100		Microsoft Corp.			8,331,921
	211,700	@	Motorola, Inc.			1,380,284
	109,800	@	NetApp, Inc.			4,096,638
	49,200	@	Netlogic Microsystems, Inc.			1,338,240
	121,400		Nokia OYJ ADR			989,410
	108,400	@	Novellus Systems, Inc.			2,749,024
	7,200	@	Nvidia Corp.			73,512
	40,200	@	Open Text Corp.			1,509,108
	314,200		Oracle Corp.			6,742,732
	181,100	@	PMC - Sierra, Inc.			1,361,872
	78,400	@	Polycom, Inc.			2,335,536
	70,300	@	Progress Software Corp.			2,111,109
	53,600	@	QLogic Corp.			890,832
	164,280		Qualcomm, Inc.			5,394,955
	119,600	@	Red Hat, Inc.			3,461,224
	41,000	@	Research In Motion Ltd.			2,019,660
	30	@	Rovi Corp.			1,137
	2,500		Samsung Electronics Co., Ltd.			1,568,036
	45,800	L	SAP AG ADR			2,028,940
	116,500		Shinko Electric Industries			1,513,958
	200,000	L	Siliconware Precision Industries Co. ADR			1,070,000
	62,300	@	Sybase, Inc.			4,028,318
	108,600	@	Symantec Corp.			1,507,368
	181,700		Taiwan Semiconductor Manufacturing Co., Ltd. ADR			1,773,392
	70,000	@	Taleo Corp.			1,700,300
	169,900		Tellabs, Inc.			1,085,661
	71,400	@	Teradata Corp.			2,176,272
	130,800	@	Teradyne, Inc.			1,275,300
	281,600		Texas Instruments, Inc.			6,555,648
	95,700	@	TTM Technologies, Inc.			909,150
	83,600	@	VeriSign, Inc.			2,219,580
	113,000	@	Vishay Intertechnology, Inc.			874,620
	44,700	@	VMware, Inc.			2,797,773
	95,700		Western Union Co.			1,426,887
	243,400		Xerox Corp.			1,956,936
	49,600		Xilinx, Inc.			1,252,896
	278,700	@	Yahoo!, Inc.			3,854,421

						259,307,390

			Telecommunication Services:		2.4%
	62,100	@	American Tower Corp.			2,763,450
	95,000		AT&T, Inc.			2,298,050
	147,400	@	VimpelCom Ltd. ADR			2,384,932

						7,446,432

			Total Common Stock
			( Cost $ 267,234,407 )			290,120,378

SHORT-TERM INVESTMENTS:				1.0%
			Securities Lending Collateralcc:		1.0%
	2,766,976		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			2,766,976
	396,801	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			317,441

			Total Short-Term Investments
			( Cost $ 3,163,777 )			3,084,417

			Total Investments in Securities
			( Cost $ 270,398,184 ) *	96.0%		$293,204,795
			Other Assets and Liabilities - Net	4.0		12,142,987

			Net Assets	100.0%		$305,347,782

		@	Non-income producing security
		ADR	American Depositary Receipt
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

			See Accompanying Notes to Financial Statements

ING RussellTM Large Cap Index Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares						Value

COMMON STOCK:			96.5%
		Consumer Discretionary:			8.8%
30,100	@	Amazon.com, Inc.				$3,288,726
29,650		Best Buy Co., Inc.				1,003,949
37,700		Carnival Corp.				1,140,048
242,250	S	Comcast Corp. – Class A				4,207,883
76,357	@	DIRECTV				2,590,029
287,200	@	Ford Motor Co.				2,894,976
39,500		Gap, Inc.				768,670
145,800		Home Depot, Inc.				4,092,606
57,900	S	Johnson Controls, Inc.				1,555,773
26,400	@	Kohl’s Corp.				1,254,000
27,200	@	Las Vegas Sands Corp.				602,208
124,250		Lowe’s Cos., Inc.				2,537,185
92,600		McDonald’s Corp.				6,099,562
196,750		News Corp. - Class A				2,353,130
31,000		Nike, Inc.				2,094,050
26,450	S	Omnicom Group				907,235
62,850		Staples, Inc.				1,197,293
64,200		Starbucks Corp.				1,560,060
63,400	L	Target Corp.				3,117,378
32,200		Thomson Reuters Corp.				1,153,726
30,493		Time Warner Cable, Inc.				1,588,075
98,183		Time Warner, Inc.				2,838,471
35,100		TJX Cos., Inc.				1,472,445
52,250		Viacom - Class B				1,639,083
168,600		Walt Disney Co.				5,310,900
40,200		Yum! Brands, Inc.				1,569,408

						58,836,869

		Consumer Staples:			11.5%
179,350		Altria Group, Inc.				3,594,174
55,350		Archer-Daniels-Midland Co.				1,429,137
181,350	S	Coca-Cola Co.				9,089,262
42,250		Colgate-Palmolive Co.				3,327,610
37,950		Costco Wholesale Corp.				2,080,799
117,150		CVS Caremark Corp.				3,434,838
57,100		General Mills, Inc.				2,028,192
22,200		Kellogg Co.				1,116,660
35,600		Kimberly-Clark Corp.				2,158,428
138,150		Kraft Foods, Inc.				3,868,200
55,550		Kroger Co.				1,093,780
138,900		PepsiCo, Inc.				8,465,955
159,500		Philip Morris International, Inc.				7,311,480
248,032		Procter & Gamble Co.				14,876,959
14,450	S	Reynolds American, Inc.				753,134
50,950		Sysco Corp.				1,455,642
84,250		Walgreen Co.				2,249,475
175,750	S	Wal-Mart Stores, Inc.				8,448,303

						76,782,028

		Energy:			11.0%
42,600		Anadarko Petroleum Corp.				1,537,434
29,050		Apache Corp.				2,445,720
36,900		Baker Hughes, Inc.				1,533,933
56,000		Chesapeake Energy Corp.				1,173,200
172,994	S	Chevron Corp.				11,739,373
128,200		ConocoPhillips				6,293,338
38,500		Devon Energy Corp.				2,345,420
21,750		EOG Resources, Inc.				2,139,548
438,803	S	ExxonMobil Corp.				25,042,487
77,950		Halliburton Co.				1,913,673
25,150	S	Hess Corp.				1,266,051
61,150		Marathon Oil Corp.				1,901,154
36,050		National Oilwell Varco, Inc.				1,192,174
69,950		Occidental Petroleum Corp.				5,396,643
102,750		Schlumberger Ltd.				5,686,185
29,800	@	Southwestern Energy Co.				1,151,472
50,300		Williams Cos., Inc.				919,484

						73,677,289

		Financials:			14.8%
29,200		ACE Ltd.				1,503,216
40,400		Aflac, Inc.				1,723,868
46,300		Allstate Corp.				1,330,199
90,300		American Express Co.				3,584,910
863,943	S	Bank of America Corp.				12,414,861
104,450		Bank of New York Mellon Corp.				2,578,871
59,600		BB&T Corp.				1,568,076
148,900	@	Berkshire Hathaway, Inc.				11,865,841
2,950	S	Blackrock, Inc.				423,030
39,300		Capital One Financial Corp.				1,583,790
85,200		Charles Schwab Corp.				1,208,136
28,150		Chubb Corp.				1,407,782
1,821,550	@, S	Citigroup, Inc.				6,849,028
5,700		CME Group, Inc.				1,604,835
12,850		Franklin Resources, Inc.				1,107,542
44,300		Goldman Sachs Group, Inc.				5,815,261
342,585		JP Morgan Chase & Co.				12,542,037
27,067		Loews Corp.				901,602
50,700		Metlife, Inc.				1,914,432
120,350		Morgan Stanley				2,793,324
20,800		Northern Trust Corp.				971,360
45,250		PNC Financial Services Group, Inc.				2,556,625
39,950		Prudential Financial, Inc.				2,143,717
43,150		State Street Corp.				1,459,333
42,700	L	Travelers Cos., Inc.				2,102,975
165,100		US Bancorp.				3,689,985
419,071		Wells Fargo & Co.				10,728,218

						98,372,854

		Health Care:			12.9%
132,900		Abbott Laboratories				6,217,062
36,550		Aetna, Inc.				964,189
6,000		Alcon, Inc.				889,140
26,200		Allergan, Inc.				1,526,412
82,500	@	Amgen, Inc.				4,339,500
51,400		Baxter International, Inc.				2,088,896
20,100		Becton Dickinson & Co.				1,359,162
23,000	@	Biogen Idec, Inc.				1,091,350
148,100		Bristol-Myers Squibb Co.				3,693,614
31,150		Cardinal Health, Inc.				1,046,952
39,650	@	Celgene Corp.				2,015,013
43,200		Covidien PLC				1,735,776
87,600	L	Eli Lilly & Co.				2,934,600
47,200	@	Express Scripts, Inc.				2,219,344
22,950	@	Genzyme Corp.				1,165,172
76,600	@	Gilead Sciences, Inc.				2,625,848
237,500		Johnson & Johnson				14,026,750
23,350		McKesson Corp.				1,568,186
39,350	@	Medco Health Solutions, Inc.				2,167,398
94,900		Medtronic, Inc.				3,442,023
268,485		Merck & Co., Inc.				9,388,920
694,539		Pfizer, Inc.				9,904,126
28,100	@	St. Jude Medical, Inc.				1,014,129
27,150		Stryker Corp.				1,359,129
35,300	@	Thermo Fisher Scientific, Inc.				1,731,465
97,850		UnitedHealth Group, Inc.				2,778,940
36,800	@	WellPoint, Inc.				1,800,624
17,450	@	Zimmer Holdings, Inc.				943,173

						86,036,893

		Industrials:			9.8%
61,400		3M Co.				4,849,986
65,400		Boeing Co.				4,103,850
54,050		Caterpillar, Inc.				3,246,784
33,550		CSX Corp.				1,665,087
45,800		Danaher Corp.				1,700,096
36,600		Deere & Co.				2,037,888
64,900		Emerson Electric Co.				2,835,481
26,950		FedEx Corp.				1,889,465
29,750		General Dynamics Corp.				1,742,160
919,350		General Electric Co.				13,257,027
66,000		Honeywell International, Inc.				2,575,980
37,950		Illinois Tool Works, Inc.				1,566,576
26,650		Lockheed Martin Corp.				1,985,425
31,900		Norfolk Southern Corp.				1,692,295
25,950		Northrop Grumman Corp.				1,412,718
31,450		Paccar, Inc.				1,253,912
12,200		Precision Castparts Corp.				1,255,624
32,850		Raytheon Co.				1,589,612
44,000		Tyco International Ltd.				1,550,120
43,550		Union Pacific Corp.				3,027,161
61,450		United Parcel Service, Inc. - Class B				3,495,891
80,300		United Technologies Corp.				5,212,273
41,600		Waste Management, Inc.				1,301,664

						65,247,075

		Information Technology:			19.4%
52,600		Accenture PLC				2,032,990
44,600		Activision Blizzard, Inc.				467,854
45,350	@	Adobe Systems, Inc.				1,198,601
78,400	@	Apple, Inc.				19,719,952
115,700		Applied Materials, Inc.				1,390,714
43,300	L	Automatic Data Processing, Inc.				1,743,258
42,700		Broadcom Corp.				1,407,819
491,800	@	Cisco Systems, Inc.				10,480,258
25,800	@	Cognizant Technology Solutions Corp.				1,291,548
134,350		Corning, Inc.				2,169,753
146,500	@, L	Dell, Inc.				1,766,790
99,000	@	eBay, Inc.				1,941,390
177,050	@	EMC Corp.				3,240,015
21,000	@	Google, Inc. - Class A				9,343,950
201,900		Hewlett-Packard Co.				8,738,232
479,100		Intel Corp.				9,318,495
110,450		International Business Machines Corp.				13,638,366
45,300	@	Juniper Networks, Inc.				1,033,746
8,350		Mastercard, Inc.				1,666,076
659,580		Microsoft Corp.				15,176,918
200,100	@	Motorola, Inc.				1,304,652
328,045		Oracle Corp.				7,039,846
141,300	L	Qualcomm, Inc.				4,640,292
68,800	@	Symantec Corp.				954,944
105,200		Texas Instruments, Inc.				2,449,056
40,250		Visa, Inc.				2,847,688
6,300	@, S	VMware, Inc.				394,317
119,250	@, L	Yahoo!, Inc.				1,649,228

						129,046,748

		Materials:			2.7%
18,300		Air Products & Chemicals, Inc.				1,186,023
87,950		Alcoa, Inc.				884,777
99,500		Dow Chemical Co.				2,360,140
78,050		EI Du Pont de Nemours & Co.				2,699,750
37,250		Freeport-McMoRan Copper & Gold, Inc.				2,202,593
47,000		Monsanto Co.				2,172,340
13,600		Mosaic Co.				530,128
40,950		Newmont Mining Corp.				2,528,253
27,100		Nucor Corp.				1,037,388
26,300		Praxair, Inc.				1,998,537
14,600		Southern Copper Corp.				387,484

						17,987,413

		Telecommunication Services:			3.3%
34,700	@	American Tower Corp.				1,544,150
508,800		AT&T, Inc.				12,307,872
253,587	@	Sprint Nextel Corp.				1,075,209
243,450		Verizon Communications, Inc.				6,821,469

						21,748,700

		Utilities:			2.3%
41,200		American Electric Power Co., Inc.				1,330,760
51,350		Dominion Resources, Inc.				1,989,299
113,050		Duke Energy Corp.				1,808,800
16,300	S	Entergy Corp.				1,167,406
56,900		Exelon Corp.				2,160,493
35,750		NextEra Energy, Inc.				1,743,170
32,100		Pacific Gas & Electric Co.				1,319,310
43,550		Public Service Enterprise Group, Inc.				1,364,422
71,050		Southern Co.				2,364,544

						15,248,204

		Total Common Stock ( Cost $ 553,277,064 )				642,984,073

REAL ESTATE INVESTMENT TRUSTS:			0.5%
		Financials:			0.5%
12,100		Public Storage, Inc.				1,063,711
25,162		Simon Property Group, Inc.				2,031,832

		Total Real Estate Investment Trusts ( Cost $ 2,508,220 )				3,095,543

		Total Long-Term Investments ( Cost $ 555,785,284 )				646,079,616

SHORT-TERM INVESTMENTS:			2.7%
		Affiliated Mutual Fund:			2.6%
17,513,000		ING Institutional Prime Money Market Fund - Class I				17,513,000

		Total Mutual Fund ( Cost $ 17,513,000 )				17,513,000
Principal Amount						Value
		Securities Lending Collateralcc:			0.1%
$522,936	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)				$418,349

		Total Securities Lending Collateral ( Cost $ 522,936 )				418,349

		Total Short-Term Investments ( Cost $ 18,035,936 )				17,931,349

		Total Investments in Securities ( Cost $ 573,821,220 ) *		99.7%		$664,010,965
		Other Assets and Liabilities - Net		0.3		2,200,815

		Net Assets		100.0%		$666,211,780

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
		to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
		being fair valued daily. Please see the accompanying Notes to Financial Statements
		for additional details on securities lending.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		See Accompanying Notes to Financial Statements

				PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio				as of June 30, 2010 (Unaudited)
	Shares						Value

COMMON STOCK:				97.6%
			Consumer Discretionary:			11.8%
	29,671	@,L	Amazon.com, Inc.				$3,241,853
	29,210		Best Buy Co., Inc.				989,051
	13,860		Carnival Corp.				419,126
	75,220	@	DIRECTV				2,551,462
	282,700	@	Ford Motor Co.				2,849,616
	34,630		Gap, Inc.				673,900
	143,530		Home Depot, Inc.				4,028,887
	53,750L		Johnson Controls, Inc.				1,444,263
	19,280	@	Kohl’s Corp.				915,800
	26,800	@	Las Vegas Sands Corp.				593,352
	93,200		Lowe’s Cos., Inc.				1,903,144
	91,180		McDonald’s Corp.				6,006,027
	40,500		News Corp. - Class A				484,380
	30,530		Nike, Inc.				2,062,302
	21,000		Omnicom Group				720,300
	61,890		Staples, Inc.				1,179,005
	63,174		Starbucks Corp.				1,535,128
	62,380	L	Target Corp.				3,067,225
	10,300		Thomson Reuters Corp.				369,049
	19,900		Time Warner, Inc.				575,309
	34,600		TJX Cos., Inc.				1,451,470
	10,100		Viacom - Class B				316,837
	39,610		Yum! Brands, Inc.				1,546,374

							38,923,860

			Consumer Staples:			11.6%
	102,930		Altria Group, Inc.				2,062,717
	133,230		Coca-Cola Co.				6,677,488
	34,840		Colgate-Palmolive Co.				2,743,998
	37,350		Costco Wholesale Corp.				2,047,901
	12,770		CVS Caremark Corp.				374,416
	33,420	S	General Mills, Inc.				1,187,078
	19,480		Kellogg Co.				979,844
	27,840		Kimberly-Clark Corp.				1,687,939
	3,130		Kroger Co.				61,630
	78,580		PepsiCo, Inc.				4,789,451
	132,180		Philip Morris International, Inc.				6,059,131
	14,640		Procter & Gamble Co.				878,107
	50,100		Sysco Corp.				1,431,357
	75,600		Walgreen Co.				2,018,520
	104,470		Wal-Mart Stores, Inc.				5,021,873

							38,021,450

			Energy:			11.8%
	10,000		Baker Hughes, Inc.				415,700
	9,000		Chevron Corp.				610,740
	48,300		ConocoPhillips				2,371,047
	21,500		EOG Resources, Inc.				2,114,955
	396,810	S	ExxonMobil Corp.				22,645,947
	76,700		Halliburton Co.				1,882,985
	16,100		Marathon Oil Corp.				500,549
	14,000		Occidental Petroleum Corp.				1,080,100
	101,150		Schlumberger Ltd.				5,597,641
	29,327	@	Southwestern Energy Co.				1,133,195
	20,400		Williams Cos., Inc.				372,912

							38,725,771

			Financials:			3.0%
	4,400		ACE Ltd.				226,513
	37,590		Aflac, Inc.				1,603,965
	88,854		American Express Co.				3,527,504
	1,020	S	Blackrock, Inc.				146,268
	83,840		Charles Schwab Corp.				1,188,851
	12,600		Franklin Resources, Inc.				1,085,994
	15,600		Metlife, Inc.				589,056
	37,680		Morgan Stanley				874,553
	8,220		Northern Trust Corp.				383,874
	4,900		Travelers Cos., Inc.				241,325

							9,867,903

			Health Care:			9.5%
	117,970		Abbott Laboratories				5,518,637
	5,900		Alcon, Inc.				874,321
	25,749		Allergan, Inc.				1,500,137
	42,150		Baxter International, Inc.				1,712,976
	19,800		Becton Dickinson & Co.				1,338,876
	10,600		Cardinal Health, Inc.				356,266
	39,020	@	Celgene Corp.				1,982,996
	42,500		Covidien PLC				1,707,650
	19,790		Eli Lilly & Co.				662,965
	46,440	@	Express Scripts, Inc.				2,183,609
	17,230	@	Genzyme Corp.				874,767
	75,480	@	Gilead Sciences, Inc.				2,587,454
	35,020		Johnson & Johnson				2,068,281
	9,970		McKesson Corp.				669,585
	38,740	@	Medco Health Solutions, Inc.				2,133,799
	71,790	S	Medtronic, Inc.				2,603,823
	27,680	@	St. Jude Medical, Inc.				998,971
	26,710		Stryker Corp.				1,337,103

							31,112,216

			Industrials:			11.7%
	60,460	L	3M Co.				4,775,735
	52,110	S	Boeing Co.				3,269,903
	53,230		Caterpillar, Inc.				3,197,526
	41,700		Danaher Corp.				1,547,904
	33,960		Deere & Co.				1,890,893
	63,880		Emerson Electric Co.				2,790,917
	17,200		FedEx Corp.				1,205,892
	209,900		General Electric Co.				3,026,758
	64,900		Honeywell International, Inc.				2,533,047
	37,400		Illinois Tool Works, Inc.				1,543,872
	20,520		Lockheed Martin Corp.				1,528,740
	30,920	L	Paccar, Inc.				1,232,780
	12,100		Precision Castparts Corp.				1,245,332
	6,300		Tyco International Ltd.				221,949
	5,340		Union Pacific Corp.				371,183
	60,570		United Parcel Service, Inc. - Class B				3,445,827
	72,260	S	United Technologies Corp.				4,690,397

							38,518,655

			Information Technology:			33.9%
	51,800		Accenture PLC				2,002,070
	11,950		Activision Blizzard, Inc.				125,356
	44,610 L	@,	Adobe Systems, Inc.				1,179,042
	77,175	@	Apple, Inc.				19,411,828
	113,900		Applied Materials, Inc.				1,369,078
	42,680		Automatic Data Processing, Inc.				1,718,297
	42,120		Broadcom Corp.				1,388,696
	484,123	@	Cisco Systems, Inc.				10,316,661
	25,400	@	Cognizant Technology Solutions Corp.				1,271,524
	16,520		Corning, Inc.				266,798
	144,280	@, L	Dell, Inc.				1,740,017
	37,061	@	eBay, Inc.				726,766
	174,220	@	EMC Corp.				3,188,226
	20,627	@	Google, Inc. - Class A				9,177,984
	198,830		Hewlett-Packard Co.				8,605,362
	322,590		Intel Corp.				6,274,376
	108,700		International Business Machines Corp.				13,422,276
	44,610	@, S	Juniper Networks, Inc.				1,018,000
	8,215		Mastercard, Inc.				1,639,139
	434,300		Microsoft Corp.				9,993,243
	322,880	S	Oracle Corp.				6,929,005
	139,057		Qualcomm, Inc.				4,566,632
	6,350	@	Symantec Corp.				88,138
	46,890		Texas Instruments, Inc.				1,091,599
	39,575		Visa, Inc.				2,799,931
	6,261	@	VMware, Inc.				391,876
	49,564	@	Yahoo!, Inc.				685,470

							111,387,390

			Materials:			3.8%
	18,040		Air Products & Chemicals, Inc.				1,169,172
	12,550		Alcoa, Inc.				126,253
	26,540	S	EI Du Pont de Nemours & Co.				918,019
	36,690		Freeport-McMoRan Copper & Gold, Inc.				2,169,480
	46,285		Monsanto Co.				2,139,293
	13,390		Mosaic Co.				521,942
	40,360		Newmont Mining Corp.				2,491,826
	11,500		Nucor Corp.				440,220
	25,950		Praxair, Inc.				1,971,941
	14,380		Southern Copper Corp.				381,645

							12,329,791

			Telecommunication Services:			0.5%
	34,220	@	American Tower Corp.				1,522,790

							1,522,790

			Total Common Stock ( Cost $ 299,894,387 )				320,409,826

REAL ESTATE INVESTMENT TRUSTS:				0.7%
			Financials:			0.7%
	10,800		Public Storage, Inc.				949,428
	17,206		Simon Property Group, Inc.				1,389,385

			Total Real Estate Investment Trusts ( Cost $ 2,131,392 )				2,338,813

			Total Long-Term Investments ( Cost $ 302,025,779 )				322,748,639

SHORT-TERM INVESTMENTS:				3.9%
			Affiliated Mutual Fund:			1.4%
	4,643,000		ING Institutional Prime Money Market Fund - Class I				4,643,000

			Total Mutual Fund ( Cost $ 4,643,000 )				4,643,000
	Principal Amount						Value

			Securities Lending Collateralcc:			2.5%
	$7,314,043		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)				$7,314,043
	1,230,638	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)				984,510

			Total Securities Lending Collateral ( Cost $ 8,544,681 )				8,298,553

			Total Short-Term Investments ( Cost $ 13,187,681 )				12,941,553

			Total Investments in Securities ( Cost $ 315,213,460 ) *		102.2%		$335,690,192
			Other Assets and Liabilities - Net		(2.2)		(7,277,939)

			Net Assets		100.0%		$328,412,253

		@	Non-income producing security
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B)
			to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is
			being fair valued daily. Please see the accompanying Notes to Financial Statements
			for additional details on securities lending.
		S	All or a portion of this security has been identified by the Fund to cover future
			collateral requirements for applicable futures, options, swaps, foreign currency
			contracts and/or when-issued or delayed-delivery securities.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

			See Accompanying Notes to Financial Statements

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio			as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			97.7%
		Consumer Discretionary:		6.0%
5,600		Carnival Corp.			$169,344
57,850	S	Comcast Corp. – Class A			1,004,855
1,000		Gap, Inc.			19,460
835	S	Johnson Controls, Inc.			22,436
1,650	@, S	Kohl’s Corp.			78,375
7,100		Lowe’s Cos., Inc.			144,982
37,200		News Corp. - Class A			444,912
1,200		Omnicom Group			41,160
5,200		Thomson Reuters Corp.			186,316
7,326		Time Warner Cable, Inc.			381,538
18,648		Time Warner, Inc.			539,114
10,000		Viacom - Class B			313,700
40,305		Walt Disney Co.			1,269,608

					4,615,800

		Consumer Staples:		11.7%
17,900		Altria Group, Inc.			358,716
13,250		Archer-Daniels-Midland Co.			342,115
10,995		Coca-Cola Co.			551,069
1,600		Colgate-Palmolive Co.			126,016
24,835		CVS Caremark Corp.			728,162
5,560		General Mills, Inc.			197,491
600		Kellogg Co.			30,180
1,750	S	Kimberly-Clark Corp.			106,103
33,000		Kraft Foods, Inc.			924,000
12,500		Kroger Co.			246,125
14,100		PepsiCo, Inc.			859,395
6,000		Philip Morris International, Inc.			275,040
55,685		Procter & Gamble Co.			3,339,986
3,450		Reynolds American, Inc.			179,814
1,800		Walgreen Co.			48,060
16,600		Wal-Mart Stores, Inc.			797,962

					9,110,234

		Energy:		10.6%
10,185		Anadarko Petroleum Corp.			367,577
6,960		Apache Corp.			585,962
6,400		Baker Hughes, Inc.			266,048
13,350		Chesapeake Energy Corp.			279,683
39,085		Chevron Corp.			2,652,308
18,900	S	ConocoPhillips			927,801
9,210		Devon Energy Corp.			561,073
8,518		ExxonMobil Corp.			486,122
5,990		Hess Corp.			301,537
10,650		Marathon Oil Corp.			331,109
8,600		National Oilwell Varco, Inc.			284,402
13,330		Occidental Petroleum Corp.			1,028,410
7,020		Williams Cos., Inc.			128,326

					8,200,358

		Financials:		27.2%
5,900		ACE Ltd.			303,732
500		Aflac, Inc.			21,335
11,100		Allstate Corp.			318,903
206,293	S	Bank of America Corp.			2,964,424
24,900		Bank of New York Mellon Corp.			614,781
14,240		BB&T Corp.			374,654
35,600	@	Berkshire Hathaway, Inc.			2,836,964
450		Blackrock, Inc.			64,530
9,400		Capital One Financial Corp.			378,820
6,700		Chubb Corp.			335,067
434,950	@, S	Citigroup, Inc.			1,635,412
1,350		CME Group, Inc.			380,093
10,600		Goldman Sachs Group, Inc.			1,391,462
81,750		JP Morgan Chase & Co.			2,992,868
6,500		Loews Corp.			216,515
8,300		Metlife, Inc.			313,408
19,615		Morgan Stanley			455,264
3,000		Northern Trust Corp.			140,100
10,850		PNC Financial Services Group, Inc.			613,025
9,580		Prudential Financial, Inc.			514,063
10,320		State Street Corp.			349,022
9,045		Travelers Cos., Inc.			445,466
39,410		US Bancorp.			880,814
100,046		Wells Fargo & Co.			2,561,178

					21,101,900

		Health Care:		16.7%
3,100		Abbott Laboratories			145,018
8,730		Aetna, Inc.			230,297
19,700	@	Amgen, Inc.			1,036,220
2,000		Baxter International, Inc.			81,280
5,500	@	Biogen Idec, Inc.			260,975
35,350		Bristol-Myers Squibb Co.			881,629
4,930		Cardinal Health, Inc.			165,697
16,100		Eli Lilly & Co.			539,350
1,300	@	Genzyme Corp.			66,001
48,150		Johnson & Johnson			2,843,739
3,160		McKesson Corp.			212,226
5,200		Medtronic, Inc.			188,604
64,100		Merck & Co., Inc.			2,241,577
165,807		Pfizer, Inc.			2,364,408
8,450	@	Thermo Fisher Scientific, Inc.			414,473
23,400	S	UnitedHealth Group, Inc.			664,560
8,770	@	WellPoint, Inc.			429,116
4,200	@	Zimmer Holdings, Inc.			227,010

					12,992,180

		Industrials:		8.0%
2,950		Boeing Co.			185,113
7,980		CSX Corp.			396,047
800		Danaher Corp.			29,696
450		Deere & Co.			25,056
2,250		FedEx Corp.			157,748
7,100		General Dynamics Corp.			415,776
168,605		General Electric Co.			2,431,284
1,400		Lockheed Martin Corp.			104,300
7,575		Norfolk Southern Corp.			401,854
6,200		Northrop Grumman Corp.			337,528
7,850		Raytheon Co.			379,862
9,000		Tyco International Ltd.			317,070
9,090		Union Pacific Corp.			631,846
1,685		United Technologies Corp.			109,373
9,950		Waste Management, Inc.			311,336

					6,233,889

		Information Technology:		4.9%
7,750	S	Activision Blizzard, Inc.			81,298
28,065		Corning, Inc.			453,250
14,650	@	eBay, Inc.			287,287
36,100		Intel Corp.			702,145
52,100		Microsoft Corp.			1,198,821
47,800	@	Motorola, Inc.			311,656
14,900	@	Symantec Corp.			206,812
13,700		Texas Instruments, Inc.			318,936
16,500	@	Yahoo!, Inc.			228,195

					3,788,400

		Materials:		1.7%
17,900	S	Alcoa, Inc.			180,074
23,760	S	Dow Chemical Co.			563,587
12,160		EI Du Pont de Nemours & Co.			420,614
3,650		Nucor Corp.			139,722

					1,303,997

		Telecommunication Services:		6.2%
121,500		AT&T, Inc.			2,939,085
60,550	@	Sprint Nextel Corp.			256,732
58,095		Verizon Communications, Inc.			1,627,822

					4,823,639

		Utilities:		4.7%
9,890		American Electric Power Co., Inc.			319,447
12,250		Dominion Resources, Inc.			474,565
27,000		Duke Energy Corp.			432,000
3,850		Entergy Corp.			275,737
13,615		Exelon Corp.			516,962
8,500		NextEra Energy, Inc.			414,460
7,640		Pacific Gas & Electric Co.			314,004
10,410		Public Service Enterprise Group, Inc.			326,145
16,900	S	Southern Co.			562,432

					3,635,752

		Total Common Stock (Cost $ 66,462,685)			75,806,149

REAL ESTATE INVESTMENT TRUSTS:			0.2%
		Financials:		0.2%
300		Public Storage, Inc.			26,373
1,858		Simon Property Group, Inc.			150,034

		Total Real Estate Investment Trusts (Cost $ 115,312)			176,407

		Total Long-Term Investments (Cost $ 66,577,997)			75,982,556

SHORT-TERM INVESTMENTS:			1.3%
		Affiliated Mutual Fund:		1.3%
1,023,000		ING Institutional Prime Money Market Fund - Class I			1,023,000

		Total Short-Term Investments (Cost $ 1,023,000)			1,023,000

		Total Investments in Securities (Cost $ 67,600,997) *	99.2%		$77,005,556
		Other Assets and Liabilities - Net	0.8		589,936

		Net Assets	100.0%		$77,595,492

	@	Non-income producing security
	S	All or a portion of this security has been identified by the Fund to cover future
		collateral requirements for applicable futures, options, swaps, foreign currency
		contracts and/or when-issued or delayed-delivery securities.

		See Accompanying Notes to Financial Statements

			PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio			as of June 30, 2010 (Unaudited)
	Shares				Value

COMMON STOCK:			96.9%
		Consumer Discretionary:		18.9%
	7,100	Aaron Rents, Inc.			$ 121,197
	11,740	Abercrombie & Fitch Co.			360,301
	15,300	Advance Auto Parts, Inc.			767,754
	16,310 @, S	Aeropostale, Inc.			467,118
	8,980	American Eagle Outfitters			105,515
	22,600 @	Apollo Group, Inc. - Class A			959,822
	5,100 @	Autoliv, Inc.			244,035
	4,280 @, L	Autonation, Inc.			83,460
	4,840 @	Autozone, Inc.			935,185
	9,600 @	Bally Technologies, Inc.			310,944
	45,980 @	Bed Bath & Beyond, Inc.			1,704,938
	14,160 @	Big Lots, Inc.			454,394
	18,940 @	BorgWarner, Inc.			707,220
	15,600	Brinker International, Inc.			225,576
	15,960	Burger King Holdings, Inc.			268,766
	11,440 @, L	Career Education Corp.			263,349
	39,000 @	Carmax, Inc.			776,100
	14,100	CBS Corp. - Class B			182,313
	31,140	Chico’s FAS, Inc.			307,663
	5,520 @	Chipotle Mexican Grill, Inc.			755,191
	340	Choice Hotels International, Inc.			10,271
	53,240	Coach, Inc.			1,945,922
	24,540	Darden Restaurants, Inc.			953,379
	11,140	DeVry, Inc.			584,739
	15,660 @	Dick’s Sporting Goods, Inc.			389,777
	36,300 @	Discovery Communications, Inc. - Class A			1,296,273
	12,200 @	Dollar General Corp.			336,110
	22,730 @	Dollar Tree, Inc.			946,250
	12,900 @	DreamWorks Animation SKG, Inc.			368,295
	4,200 @, L	Education Management Corp.			64,050
	14,780	Expedia, Inc.			277,568
	23,560	Family Dollar Stores, Inc.			887,976
	820 @, L	Federal Mogul Corp.			10,676
	3,200	Fortune Brands, Inc.			125,376
	9,200 @	Fossil, Inc.			319,240
	1,180 L	Garmin Ltd.			34,432
	24,320	Gentex Corp.			437,274
	42,400 @	Goodyear Tire & Rubber Co.			421,456
	11,280	Guess ?, Inc.			352,387
	23,760	H&R Block, Inc.			372,794
	16,640 @	Hanesbrands, Inc.			400,358
	41,100	Harley-Davidson, Inc.			913,653
	5,780 @	Harman International Industries, Inc.			172,764
	22,720	Hasbro, Inc.			933,792
	10,900	Hillenbrand, Inc.			233,151
	6,000	Interactive Data Corp.			200,280
	52,020	International Game Technology			816,714
	1,800	International Speedway Corp.			46,368
	85,400 @,S	Interpublic Group of Cos., Inc.			608,902
	5,990 @, L	ITT Educational Services, Inc.			497,290
	9,600 @	J Crew Group, Inc.			353,376
	13,400	JC Penney Co., Inc.			287,832
	7,280	John Wiley & Sons, Inc.			281,518
	2,100 @	Lamar Advertising Co.			51,492
	2,400 @	Lear Corp.			158,880
	15,280	Leggett & Platt, Inc.			306,517
	46,620	Limited Brands, Inc.			1,028,903
	24,960 @	LKQ Corp.			481,229
	7,300	Macy’s, Inc.			130,670
	3,400 @	Madison Square Garden, Inc.			66,878
	47,320	Marriott International, Inc.			1,416,761
	36,960	Mattel, Inc.			782,074
	38,620	McGraw-Hill Cos., Inc.			1,086,767
	2,700	Meredith Corp.			84,051
	7,680 @, L	MGM Resorts International			74,035
	1,200 @	Mohawk Industries, Inc.			54,912
	3,860 @	Morningstar, Inc.			164,127
	6,920 @	NetFlix, Inc.			751,858
	29,220	Nordstrom, Inc.			940,592
	1,040 @	NVR, Inc.			681,231
	4,860 @, S	Office Depot, Inc.			19,634
	24,140 @	O’Reilly Automotive, Inc.			1,148,098
	5,380 @	Panera Bread Co.			405,060
	20,600	Petsmart, Inc.			621,502
	9,840	Phillips-Van Heusen			455,297
	9,760	Polo Ralph Lauren Corp.			712,090
	8,260 @	Priceline.com, Inc.			1,458,220
	3,260	Regal Entertainment Group			42,510
	21,360	Ross Stores, Inc.			1,138,274
	8,920 @, L	Royal Caribbean Cruises Ltd.			203,108
	15,640	Scripps Networks Interactive - Class A			630,918
	677,900 @, S	Sirius XM Radio, Inc.			643,666
	33,020	Starwood Hotels & Resorts Worldwide, Inc.			1,368,019
	2,380 L	Strayer Education, Inc.			494,778
	12,600 @	Tempur-Pedic International, Inc.			387,450
	5,820	Thor Industries, Inc.			138,225
	22,040	Tiffany & Co.			835,536
	6,300	Tractor Supply Co.			384,111
	9,260 @	TRW Automotive Holdings Corp.			255,298
	11,000	Tupperware Corp.			438,350
	21,260 @, S	Urban Outfitters, Inc.			731,131
	5,820	Weight Watchers International, Inc.			149,516
	22,080 S	Wendy’s/Arby’s Group, Inc. - Class A			88,320
	5,600	Whirlpool Corp.			491,792
	16,760	Williams-Sonoma, Inc.			415,983
	10,140 @	WMS Industries, Inc.			397,995
	13,200	Wynn Resorts Ltd.			1,006,764

					49,203,706

		Consumer Staples:		5.5%
	3,340	Alberto-Culver Co.			90,481
	74,720	Avon Products, Inc.			1,980,080
	740 @	BJ’s Wholesale Club, Inc.			27,387
	13,900	Brown-Forman Corp.			795,497
	19,240	Campbell Soup Co.			689,369
	12,380	Church & Dwight Co., Inc.			776,350
	23,160	Clorox Co.			1,439,626
	34,080	Coca-Cola Enterprises, Inc.			881,309
	7,800	ConAgra Foods, Inc.			181,896
	13,100	Dr Pepper Snapple Group, Inc.			489,809
	19,280	Estee Lauder Cos., Inc.			1,074,474
	4,940	Flowers Foods, Inc.			120,684
	19,280 @	Green Mountain Coffee Roasters, Inc.			495,496
	9,760 @	Hansen Natural Corp.			381,714
	10,480	Herbalife Ltd.			482,604
	15,720	Hershey Co.			753,460
	22,640	HJ Heinz Co.			978,501
	11,540	McCormick & Co., Inc.			438,058
	4,880	Mead Johnson Nutrition Co.			244,586
	82,260	Sara Lee Corp.			1,159,866
	24,400 @, S	Whole Foods Market, Inc.			878,888

					14,360,135

		Energy:		5.0%
	2,770 @	Alpha Natural Resources, Inc.			93,820
	20,000	Arch Coal, Inc.			396,200
	10,000 @	Atlas Energy, Inc.			270,700
	2,000 @	Atwood Oceanics, Inc.			51,040
	24,360 @	Cameron International Corp.			792,187
	14,600	Cimarex Energy Co.			1,045,068
	16,000 @	Concho Resources, Inc.			885,280
	18,100	Consol Energy, Inc.			611,056
	4,840 @	Continental Resources, Inc.			215,961
	3,900 @	Core Laboratories NV			575,679
	3,860 L	Diamond Offshore Drilling			240,053
	12,960 @	Dresser-Rand Group, Inc.			408,888
	22,560	El Paso Corp.			250,642
	25,580	EXCO Resources, Inc.			373,724
	1,100 @	Exterran Holdings, Inc.			28,391
	21,240 @	FMC Technologies, Inc.			1,118,498
	12,600 @	Forest Oil Corp.			344,736
	7,400 L	Frontline Ltd.			211,196
	5,300	Holly Corp.			140,874
	1,260 @	Mariner Energy, Inc.			27,065
	3,900	Murphy Oil Corp.			193,245
	19,900 @	Nabors Industries Ltd.			350,638
	600 @	Oil States International, Inc.			23,748
	37,440 @	PetroHawk Energy Corp.			635,357
	12,140 @	Pride International, Inc.			271,208
	1,320 @	Quicksilver Resources, Inc.			14,520
	27,840	Range Resources Corp.			1,117,776
	2,540 @	Rowan Cos., Inc.			55,728
	3,900 @, S	SandRidge Energy, Inc.			22,737
	7,500	SM Energy Co.			301,200
	1,000 @	Superior Energy Services			18,670
	26,600 @	Ultra Petroleum Corp.			1,177,050
	52,100 @	Weatherford International Ltd.			684,594
	600 @	Whiting Petroleum Corp.			47,052

					12,994,581

		Financials:		5.5%
	7,780 @	Affiliated Managers Group, Inc.			472,791
	9,020	Ameriprise Financial, Inc.			325,893
	500 @	Arch Capital Group Ltd.			37,250
	4,540	Arthur J. Gallagher & Co.			110,685
	6,240	Axis Capital Holdings Ltd.			185,453
	2,700	Bank of Hawaii Corp.			130,545
	10,560	Brown & Brown, Inc.			202,118
	220 L	Capitol Federal Financial			7,295
	49,720 @	CB Richard Ellis Group, Inc.			676,689
	20,560	Eaton Vance Corp.			567,662
	820	Endurance Specialty Holdings Ltd.			30,775
	3,580	Erie Indemnity Co.			162,890
	10,560 L	Federated Investors, Inc.			218,698
	15,780 @	Genworth Financial, Inc.			206,245
	20,640 @, S	GLG Partners, Inc.			90,403
	5,100	Greenhill & Co., Inc.			311,763
	6,500	Hartford Financial Services Group, Inc.			143,845
	6,960	Hudson City Bancorp., Inc.			85,190
	1,800 @	Interactive Brokers Group, Inc.			29,880
	12,920 @	IntercontinentalExchange, Inc.			1,460,348
	23,040 @	Invesco Ltd.			387,763
	2,900	Janus Capital Group, Inc.			25,752
	7,300	Jones Lang LaSalle, Inc.			479,172
	16,100	Lazard Ltd.			430,031
	87,100	Marsh & McLennan Cos., Inc.			1,964,105
	35,780 L	Moody’s Corp.			712,738
	19,220 @	MSCI, Inc. - Class A			526,628
	2,360 @	Nasdaq Stock Market, Inc.			41,961
	9,880	NYSE Euronext			272,984
	26,100	SEI Investments Co.			531,396
	14,560 @, L	St Joe Co/The			337,210
	45,300	T. Rowe Price Group, Inc.			2,010,867
	40,640 @, S	TD Ameritrade Holding Corp.			621,792
	1,600 @	Validus Holdings Ltd.			39,072
	15,040	Waddell & Reed Financial, Inc.			329,075

					14,166,964

		Health Care:		14.0%
	500 @	Abraxis Bioscience, Inc.			37,100
	15,640 @	Alexion Pharmaceuticals, Inc.			800,612
	11,340 @, L	Allscripts Healthcare Solutions, Inc.			182,574
	49,260	AmerisourceBergen Corp.			1,564,005
	25,020 @	Amylin Pharmaceuticals, Inc.			470,376
	17,720 @	BioMarin Pharmaceuticals, Inc.			335,971
	2,000 @	Brookdale Senior Living, Inc.			30,000
	6,900 @	CareFusion Corp.			156,630
	11,960 @, L	Cerner Corp.			907,644
	2,720 @, L	Charles River Laboratories International, Inc.			93,051
	11,480 @	Community Health Systems, Inc.			388,139
	1,500	Cooper Cos., Inc.			59,685
	11,240 @	Covance, Inc.			576,837
	16,560	CR Bard, Inc.			1,283,897
	18,120 @	DaVita, Inc.			1,131,413
	23,620 @, L	Dendreon Corp.			763,635
	25,580	Densply International, Inc.			765,098
	19,740 @	Edwards Lifesciences Corp.			1,105,835
	4,600 @	Emdeon, Inc.			57,638
	5,200 @	Emergency Medical Services Corp.			254,956
	8,640 @	Gen-Probe, Inc.			392,429
	43,720 0@, S	Health Management Associates, Inc.			339,704
	15,900 @	Henry Schein, Inc.			872,910
	9,320	Hill-Rom Holdings, Inc.			283,608
	28,980 @	Hospira, Inc.			1,664,901
	32,700 @	Human Genome Sciences, Inc.			740,982
	10,040 @, L	Idexx Laboratories, Inc.			611,436
	21,280 @	Illumina, Inc.			926,318
	6,880 @, S	Intuitive Surgical, Inc.			2,171,466
	4,320 @, L	Inverness Medical Innovations, Inc.			115,171
	920 @	Kinetic Concepts, Inc.			33,589
	18,240 @	Laboratory Corp. of America Holdings			1,374,384
	22,520 @	Life Technologies Corp.			1,064,070
	17,360 @, L	Lincare Holdings, Inc.			564,374
	7,740 @	Mednax, Inc.			430,421
	5,920 @	Mettler Toledo International, Inc.			660,850
	9,840 @	Millipore Corp.			1,049,436
	45,400 @, L	Mylan Laboratories			773,616
	17,100 @	Myriad Genetics, Inc.			255,645
	2,060	Omnicare, Inc.			48,822
	17,800	Patterson Cos., Inc.			507,834
	9,320	PerkinElmer, Inc.			192,644
	14,120	Perrigo Co.			834,068
	18,420	Pharmaceutical Product Development, Inc.			468,052
	22,480	Quest Diagnostics			1,118,830
	11,300 @	Regeneron Pharmaceuticals, Inc.			252,216
	13,280 @	Resmed, Inc.			807,557
	5,300 @	SXC Health Solutions Corp.			388,225
	8,900 @	Talecris Biotherapeutics Holdings Corp.			187,790
	6,520	Techne Corp.			374,574
	1,100	Teleflex, Inc.			59,708
	61,060 @, S	Tenet Healthcare Corp.			265,000
	10,000 @	Thoratec Corp.			427,300
	8,660 @	United Therapeutics Corp.			422,695
	1,100	Universal Health Services, Inc.			41,965
	9,900 @, L	Valeant Pharmaceuticals International			517,671
	21,540 @	Varian Medical Systems, Inc.			1,126,111
	15,020 @	VCA Antech, Inc.			371,895
	35,240 @	Vertex Pharmaceuticals, Inc.			1,159,396
	15,700 @	Warner Chilcott PLC			358,745
	16,240 @	Waters Corp.			1,050,728

					36,272,232

		Industrials:		15.1%
	5,410 @	Aecom Technology Corp.			124,755
	5,380 @	Alliant Techsystems, Inc.			333,883
	18,600	Ametek, Inc.			746,790
	18,760 @, S	AMR Corp.			127,193
	280 @	Armstrong World Industries, Inc.			8,450
	1,060	Avery Dennison Corp.			34,058
	13,100	Bucyrus International, Inc.			621,595
	720	Carlisle Cos., Inc.			26,014
	28,940 S	CH Robinson Worldwide, Inc.			1,610,800
	7,100 @	Chicago Bridge & Iron Co. NV			133,551
	800 @	CNH Global NV			18,120
	24,375 @, L	Continental Airlines, Inc.			536,250
	740	Con-way, Inc.			22,215
	29,200 @	Cooper Industries PLC			1,284,800
	3,440	Copa Holdings S.A.			152,117
	12,580 @	Copart, Inc.			450,490
	3,520 @	Corrections Corp. of America			67,162
	1,300 @	Covanta Holding Corp.			21,567
	34,980	Cummins, Inc.			2,278,247
	137,780 @	Delta Airlines, Inc.			1,618,915
	13,460	Donaldson Co., Inc.			574,069
	20,560	Dover Corp.			859,202
	8,780	Dun & Bradstreet Corp.			589,314
	7,600	Eaton Corp.			497,344
	37,120	Expeditors International Washington, Inc.			1,281,011
	23,140 L	Fastenal Co.			1,161,397
	8,300	Flowserve Corp.			703,840
	1,840	Fluor Corp.			78,200
	6,580 @, L	FTI Consulting, Inc.			286,822
	8,600	Gardner Denver, Inc.			383,474
	2,200	GATX Corp.			58,696
	3,300 @	General Cable Corp.			87,945
	6,120	Goodrich Corp.			405,450
	10,600	Graco, Inc.			298,814
	1,060	Harsco Corp.			24,910
	28,800 @	Hertz Global Holdings, Inc.			272,448
	4,220	Hubbell, Inc.			167,492
	11,700	IDEX Corp.			334,269
	8,500 @	IHS, Inc.			496,570
	31,900	Iron Mountain, Inc.			716,474
	13,140 @	Jacobs Engineering Group, Inc.			478,822
	15,960	JB Hunt Transport Services, Inc.			521,413
	17,940	Joy Global, Inc.			898,615
	10,560 @	Kansas City Southern			383,856
	700 @	KAR Holdings, Inc.			8,659
	1,600	KBR, Inc.			32,544
	10,700	Kennametal, Inc.			272,101
	640 @	Kirby Corp.			24,480
	8,780	Landstar System, Inc.			342,332
	8,160 L	Lennox International, Inc.			339,211
	7,400	Lincoln Electric Holdings, Inc.			377,326
	22,900	Manitowoc Co., Inc.			209,306
	18,760	Masco Corp.			201,858
	31,880 @	McDermott International, Inc.			690,521
	7,580	MSC Industrial Direct Co.			384,003
	12,420 @	Navistar International Corp.			611,064
	15,700 @	Oshkosh Truck Corp.			489,212
	11,100 @	Owens Corning, Inc.			332,001
	20,400	Pall Corp.			701,148
	8,000	Parker Hannifin Corp.			443,680
	9,000	Pentair, Inc.			289,800
	25,900	Pitney Bowes, Inc.			568,764
	5,600	Regal-Beloit Corp.			312,368
	17,000	Republic Services, Inc.			505,410
	26,220	Robert Half International, Inc.			617,481
	24,860	Rockwell Automation, Inc.			1,220,377
	14,400	Rockwell Collins, Inc.			765,072
	16,440	Roper Industries, Inc.			919,982
	1,900 S	RR Donnelley & Sons Co.			31,103
	4,900	Ryder System, Inc.			197,127
	8,520 @	Shaw Group, Inc.			291,554
	17,320	Southwest Airlines Co.			192,425
	2,800 @	Spirit Aerosystems Holdings, Inc.			53,368
	1,700	SPX Corp.			89,777
	14,720 @	Stericycle, Inc.			965,338
	24,600	Textron, Inc.			417,462
	1,620 @	Thomas & Betts Corp.			56,214
	11,100	Timken Co.			288,489
	5,900	Toro Co.			289,808
	1,100	Towers Watson & Co.			42,735
	8,560 @	TransDigm Group, Inc.			436,817
	22,000 @	UAL Corp.			452,320
	4,800 @	USG Corp.			57,984
	14,880	UTI Worldwide, Inc.			184,214
	3,860	Valmont Industries, Inc.			280,468
	18,000 @	Verisk Analytics, Inc.			538,200
	11,260 @	WABCO Holdings, Inc.			354,465
	1,300	Wabtec Corp.			51,857
	10,740 @	Waste Connections, Inc.			374,719
	2,400 @	Wesco International, Inc.			80,808
	10,780	WW Grainger, Inc.			1,072,071

					39,235,442

		Information Technology:		23.7%
	40,120 @, S	Advanced Micro Devices, Inc.			293,678
	60,760 @	Agilent Technologies, Inc.			1,727,407
	30,040 @	Akamai Technologies, Inc.			1,218,723
	9,280 @, L	Alliance Data Systems Corp.			552,346
	52,660	Altera Corp.			1,306,495
	10,080 @	Amdocs Ltd.			270,648
	30,240	Amphenol Corp.			1,187,827
	52,000	Analog Devices, Inc.			1,448,720
	15,760 @	Ansys, Inc.			639,383
	2,280 @	Arrow Electronics, Inc.			50,958
	12,200 @	Atheros Communications, Inc.			335,988
	71,900 @, S	Atmel Corp.			345,120
	40,020 @	Autodesk, Inc.			974,887
	18,500 @	Avago Technologies Ltd.			389,610
	680	AVX Corp.			8,718
	31,640 @	BMC Software, Inc.			1,095,693
	21,680	Broadridge Financial Solutions ADR			413,004
	55,300	CA, Inc.			1,017,520
	47,120 @, L	Cadence Design Systems, Inc.			272,825
	16,120 @, S, L	Ciena Corp.			204,402
	32,380 @	Citrix Systems, Inc.			1,367,407
	22,200 @	Compuware Corp.			177,156
	18,740 @	Cree, Inc.			1,124,962
	28,620 @	Cypress Semiconductor Corp.			287,345
	2,500	Diebold, Inc.			68,125
	9,320 @	Dolby Laboratories, Inc.			584,271
	6,220	DST Systems, Inc.			224,791
	54,040 @	Electronic Arts, Inc.			778,176
	7,880 @	Equinix, Inc.			640,014
	13,980 @, S	F5 Networks, Inc.			958,609
	8,140	Factset Research Systems, Inc.			545,299
	9,700 @	First Solar, Inc.			1,104,151
	17,760 @	Fiserv, Inc.			810,922
	26,780 @, S	Flir Systems, Inc.			779,030
	12,800 @	Gartner, Inc.			297,600
	11,520 @	Genpact Ltd.			178,906
	14,280	Global Payments, Inc.			521,791
	22,620	Harris Corp.			942,123
	16,200 @	Hewitt Associates, Inc.			558,252
	6,240 @	IAC/InterActiveCorp			137,093
	16,000 @	Informatica Corp.			382,080
	1,700 @	Ingram Micro, Inc.			25,823
	7,340	Intersil Corp.			88,887
	48,920 @	Intuit, Inc.			1,700,948
	6,540 @	Itron, Inc.			404,303
	22,220	Jabil Circuit, Inc.			295,526
	37,640 @	JDS Uniphase Corp.			370,378
	1,600	KLA-Tencor Corp.			44,608
	22,080 @	Lam Research Corp.			840,365
	16,580	Lender Processing Services, Inc.			519,120
	39,140	Linear Technology Corp.			1,088,483
	94,480 @	Marvell Technology Group Ltd.			1,489,005
	52,780	Maxim Integrated Products			883,009
	27,180 @	McAfee, Inc.			834,970
	16,580 @	MEMC Electronic Materials, Inc.			163,810
	32,200 L	Microchip Technology, Inc.			893,228
	13,980 @	Micros Systems, Inc.			445,543
	10,860 @, L	Monster Worldwide, Inc.			126,519
	10,060	National Instruments Corp.			319,707
	37,720	National Semiconductor Corp.			507,711
	27,980 @	NCR Corp.			339,118
	60,160 @	NetApp, Inc.			2,244,562
	13,060 @	NeuStar, Inc.			269,297
	14,820 @	Novellus Systems, Inc.			375,835
	39,700 @	Nuance Communications, Inc.			593,515
	99,820 @	Nvidia Corp.			1,019,162
	75,020 @, S	ON Semiconductor Corp.			478,628
	56,300	Paychex, Inc.			1,462,111
	2,100 @, S	PMC - Sierra, Inc.			15,792
	14,900 @	Polycom, Inc.			443,871
	19,420 @	QLogic Corp.			322,760
	18,260 @	Rambus, Inc.			319,915
	32,945 @	Red Hat, Inc.			953,428
	17,780 @	Rovi Corp.			674,040
	53,960 @	SAIC, Inc.			903,290
	19,940 @	Salesforce.com, Inc.			1,711,251
	40,080 @	Sandisk Corp.			1,686,166
	61,400 @	Seagate Technology, Inc.			800,656
	7,978 @	Silicon Laboratories, Inc.			323,588
	30,900 @	Skyworks Solutions, Inc.			518,811
	12,200	Solera Holdings, Inc.			441,640
	6,640 @, L	Sunpower Corp. - Class A			80,344
	15,220 @, S	Sybase, Inc.			984,125
	1,600 @, S	Synopsys, Inc.			33,392
	29,140 @	Teradata Corp.			888,187
	31,440 @	Teradyne, Inc.			306,540
	21,180 @	Trimble Navigation Ltd.			593,040
	13,000 @	Varian Semiconductor Equipment Associates, Inc.			372,580
	31,880 @	VeriSign, Inc.			846,414
	7,600 @	VistaPrint NV			360,924
	9,372 @	WebMD Health Corp.			435,142
	9,200 @	Western Digital Corp.			277,472
	117,300	Western Union Co.			1,748,943
	48,300	Xilinx, Inc.			1,220,058
	5,720 @	Zebra Technologies Corp.			145,116

					61,453,711

		Materials:		6.7%
	14,600	Airgas, Inc.			908,120
	2,900	AK Steel Holding Corp.			34,568
	15,980	Albemarle Corp.			634,566
	17,200	Allegheny Technologies, Inc.			760,068
	1,180	Ashland, Inc.			54,776
	3,420	Ball Corp.			180,679
	7,700	Carpenter Technology Corp.			252,791
	27,380	Celanese Corp.			682,036
	8,931	CF Industries Holdings, Inc.			566,672
	23,660	Cliffs Natural Resources, Inc.			1,115,806
	5,680	Compass Minerals International, Inc.			399,190
	28,300 @	Crown Holdings, Inc.			708,632
	7,640	Eagle Materials, Inc.			198,105
	2,600	Eastman Chemical Co.			138,736
	40,720	Ecolab, Inc.			1,828,735
	8,660	FMC Corp.			497,344
	2,900 @	Gerdau AmeriSteel Corp.			31,610
	13,840	International Flavors & Fragrances, Inc.			587,093
	59,300	International Paper Co.			1,341,959
	11,940	Lubrizol Corp.			958,901
	7,900 L	Martin Marietta Materials, Inc.			669,999
	22,580	Nalco Holding Co.			461,987
	8,940 @	Owens-Illinois, Inc.			236,463
	20,860 @	Pactiv Corp.			580,951
	4,800	PPG Industries, Inc.			289,968
	1,500	Reliance Steel & Aluminum Co.			54,225
	1,280	Royal Gold, Inc.			61,440
	11,320	RPM International, Inc.			201,949
	820	Schnitzer Steel Industries, Inc.			32,144
	7,980	Scotts Miracle-Gro Co.			354,392
	9,920	Sherwin-Williams Co.			686,365
	19,520	Sigma-Aldrich Corp.			972,682
	3,500	Temple-Inland, Inc.			72,345
	14,900 @	Titanium Metals Corp.			262,091
	4,700 L	United States Steel Corp.			181,185
	1,800	Valspar Corp.			54,216
	7,400	Walter Industries, Inc.			450,290

					17,503,079

		Telecommunication Services:		1.8%
	20,200 @, S	Clearwire Corp.			147,056
	50,660 @	Crown Castle International Corp.			1,887,592
	21,020 L	Frontier Communications Corp.			149,452
	111,500 @, S	Level 3 Communications, Inc.			121,535
	20,920 @	MetroPCS Communications, Inc.			171,335
	23,080 @	NII Holdings, Inc.			750,562
	20,460 @	SBA Communications Corp.			695,845
	26,440 @, L	TW Telecom, Inc.			441,019
	35,000 S	Windstream Corp.			369,600

					4,733,996

		Utilities:		0.7%
	28,360 @	Calpine Corp.			360,739
	24,220	EQT Corp.			875,311
	7,680	ITC Holdings Corp.			406,349
	1,740 L	Ormat Technologies, Inc.			49,225

					1,691,624

		Total Common Stock (Cost $ 224,619,458)			251,615,470
REAL ESTATE INVESTMENT TRUSTS:			1.3%
		Financials:		1.3%
	2,700	AMB Property Corp.			64,017
	10,100	Apartment Investment & Management Co.			195,637
	12,920 L	Digital Realty Trust, Inc.			745,226
	3,200	Equity Residential			133,248
	2,000	Essex Property Trust, Inc.			195,080
	6,440	Federal Realty Investment Trust			452,539
	35,300	General Growth Properties, Inc.			468,078
	12,080 L	Plum Creek Timber Co., Inc.			417,122
	5,200	Prologis			52,676
	4,200	Rayonier, Inc.			184,884
	1,900	UDR, Inc.			36,347
	7,400	Ventas, Inc.			347,430
	2,500	Vornado Realty Trust			182,375

		Total Real Estate Investment Trusts (Cost $ 3,316,202)			3,474,659

		Total Long-Term Investments (Cost $ 227,935,660)			255,090,129

SHORT-TERM INVESTMENTS:			6.0%
		Affiliated Mutual Fund:		1.8%
	4,549,000	ING Institutional Prime Money Market Fund -Class I			4,549,000

		Total Mutual Fund (Cost $ 4,549,000)			4,549,000

Principal Amount					Value

		Securities Lending Collateralcc:		4.2%
	$10,080,744	Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$ 10,080,744
	1,077,859 I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			862,287

		Total Securities Lending Collateral (Cost $ 11,158,603)			10,943,031

		Total Short-Term Investments (Cost $ 15,707,603)			15,492,031

		Total Investments in Securities (Cost $ 243,643,263) *	104.2%		$270,582,160
		Other Assets and Liabilities - Net	(4.2)		(10,816,652)

		Net Assets	100.0%		$259,765,508

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		See Accompanying Notes to Financial Statements

ING RussellTM Mid Cap Index Portfolio		PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares				Value

COMMON STOCK:		91.2%
		Consumer Discretionary:	14.0%
28,950		Aaron Rents, Inc.		$ 494,177
35,250		Abercrombie & Fitch Co.		1,081,823
35,100		Advance Auto Parts, Inc.		1,761,318
37,350	@	Aeropostale, Inc.		1,069,704
83,550		American Eagle Outfitters		981,713
51,750	@	Apollo Group, Inc. - Class A		2,197,823
34,100	@, L	Autoliv, Inc.		1,631,685
29,050	@, L	Autonation, Inc.		566,475
11,150	@	Autozone, Inc.		2,154,403
22,100	@	Bally Technologies, Inc.		715,819
105,150	@, S	Bed Bath & Beyond, Inc.		3,898,962
32,400	@, S	Big Lots, Inc.		1,039,716
47,050	@, S	BorgWarner, Inc.		1,756,847
41,050		Brinker International, Inc.		593,583
36,700		Burger King Holdings, Inc.		618,028
94,000	S	Cablevision Systems Corp.		2,256,940
26,100	@	Career Education Corp.		600,822
89,300	@	Carmax, Inc.		1,777,070
271,600	S	CBS Corp. - Class B		3,511,788
15,100	@, L	Central European Media Enterprises Ltd.		300,490
71,300		Chico’s FAS, Inc.		704,444
12,600	@	Chipotle Mexican Grill, Inc.		1,723,806
11,100		Choice Hotels International, Inc.		335,331
16,150	@	Clear Channel Outdoor Holdings, Inc.		140,182
121,900		Coach, Inc.		4,455,445
111,300		D.R. Horton, Inc.		1,094,079
56,150		Darden Restaurants, Inc.		2,181,428
25,400		DeVry, Inc.		1,333,246
35,750	@	Dick’s Sporting Goods, Inc.		889,818
113,500	@	Discovery Communications, Inc. - Class A		4,053,085
80,000	@	Dish Network Corp.		1,452,000
27,900	@	Dollar General Corp.		768,645
53,150	@	Dollar Tree, Inc.		2,212,635
29,600	@	DreamWorks Animation SKG, Inc.		845,080
17,000	@, L	Education Management Corp.		259,250
81,850		Expedia, Inc.		1,537,143
53,950		Family Dollar Stores, Inc.		2,033,376
7,850	@, S	Federal Mogul Corp.		102,207
62,500		Foot Locker, Inc.		788,750
60,900		Fortune Brands, Inc.		2,386,062
21,000	@	Fossil, Inc.		728,700
61,050	@	GameStop Corp.		1,147,130
95,150		Gannett Co., Inc.		1,280,719
44,850	L	Garmin Ltd.		1,308,723
55,700	S	Gentex Corp.		1,001,486
63,450		Genuine Parts Co.		2,503,103
96,950	@	Goodyear Tire & Rubber Co.		963,683
25,800		Guess ?, Inc.		805,992
131,500		H&R Block, Inc.		2,063,235
38,200	@	Hanesbrands, Inc.		919,092
94,100		Harley-Davidson, Inc.		2,091,843
27,800	@	Harman International Industries, Inc.		830,942
52,150		Hasbro, Inc.		2,143,365
24,900		Hillenbrand, Inc.		532,611
17,400	@	Hyatt Hotels Corp.		645,366
14,800		Interactive Data Corp.		494,024
119,100		International Game Technology		1,869,870
11,900		International Speedway Corp.		306,544
195,450	@, S	Interpublic Group of Cos., Inc.		1,393,559
13,850	@, L	ITT Educational Services, Inc.		1,149,827
22,000	@	J Crew Group, Inc.		809,820
36,800		Jarden Corp.		988,816
94,400		JC Penney Co., Inc.		2,027,712
17,950		John Wiley & Sons, Inc.		694,127
30,700		KB Home		337,700
23,000	@	Lamar Advertising Co.		563,960
18,700	@	Lear Corp.		1,237,940
59,150		Leggett & Platt, Inc.		1,186,549
63,550		Lennar Corp.		883,981
101,500	@, L	Liberty Global, Inc.		2,637,985
31,950	@	Liberty Media Corp. - Capital Shares A		1,339,025
238,600	@	Liberty Media Corp. - Interactive - Class A		2,505,300
20,500	@	Liberty Media Corp. - Starz		1,062,720
106,750		Limited Brands, Inc.		2,355,973
57,050	@	LKQ Corp.		1,099,924
168,550		Macy’s, Inc.		3,017,045
24,075	@	Madison Square Garden, Inc.		473,555
108,425		Marriott International, Inc.		3,246,245
145,750		Mattel, Inc.		3,084,070
126,050		McGraw-Hill Cos., Inc.		3,547,047
15,100		MDC Holdings, Inc.		406,945
14,350		Meredith Corp.		446,716
109,350	@, L	MGM Resorts International		1,054,134
22,400	@	Mohawk Industries, Inc.		1,025,024
8,800	@	Morningstar, Inc.		374,176
16,000	@	NetFlix, Inc.		1,738,400
54,100	@	New York Times Co.		467,965
111,100		Newell Rubbermaid, Inc.		1,626,504
66,750		Nordstrom, Inc.		2,148,683
2,420	@	NVR, Inc.		1,585,173
109,950	@, S	Office Depot, Inc.		444,198
55,150	@, L	O’Reilly Automotive, Inc.		2,622,934
12,250	@	Panera Bread Co.		922,303
27,100	@	Penn National Gaming, Inc.		626,010
47,250		Petsmart, Inc.		1,425,533
22,600		Phillips-Van Heusen		1,045,702
22,300		Polo Ralph Lauren Corp.		1,627,008
18,950	@	Priceline.com, Inc.		3,345,433
134,590	@	Pulte Homes, Inc.		1,114,405
50,050		RadioShack Corp.		976,476
32,200		Regal Entertainment Group		419,888
48,850		Ross Stores, Inc.		2,603,217
52,650	@	Royal Caribbean Cruises Ltd.		1,198,841
35,750		Scripps Networks Interactive - Class A		1,442,155
18,100	@, L	Sears Holding Corp.		1,170,165
101,800	S	Service Corp. International		753,320
34,150	@	Signet Jewelers Ltd.		939,125
1,552,400	@, S	Sirius XM Radio, Inc.		1,474,004
64,077		Stanley Black & Decker, Inc.		3,237,170
75,750		Starwood Hotels & Resorts Worldwide, Inc.		3,138,323
5,600	L	Strayer Education, Inc.		1,164,184
28,900	@	Tempur-Pedic International, Inc.		888,675
13,400		Thor Industries, Inc.		318,250
50,450		Tiffany & Co.		1,912,560
57,750	@	Toll Brothers, Inc.		944,790
14,500		Tractor Supply Co.		884,065
31,350	@	TRW Automotive Holdings Corp.		864,320
25,200		Tupperware Corp.		1,004,220
48,750	@	Urban Outfitters, Inc.		1,676,513
35,150		VF Corp.		2,501,977
132,600	L	Virgin Media, Inc.		2,213,094
2,420		Washington Post		993,362
13,300		Weight Watchers International, Inc.		341,677
131,500	S	Wendy’s/Arby’s Group, Inc. - Class A		526,000
30,000		Whirlpool Corp.		2,634,600
38,500		Williams-Sonoma, Inc.		955,570
23,200	@	WMS Industries, Inc.		910,600
71,850		Wyndham Worldwide Corp.		1,447,059
30,100		Wynn Resorts Ltd.		2,295,727
				181,461,679

		Consumer Staples:	6.4%
34,250		Alberto-Culver Co.		927,833
171,150	S	Avon Products, Inc.		4,535,475
21,500	@	BJ’s Wholesale Club, Inc.		795,715
42,412		Brown-Forman Corp.		2,427,239
57,550	@	Bunge Ltd.		2,830,885
73,400	S	Campbell Soup Co.		2,629,922
28,250	@, S	Central European Distribution Corp.		603,985
28,350		Church & Dwight Co., Inc.		1,777,829
56,250		Clorox Co.		3,496,500
127,300		Coca-Cola Enterprises, Inc.		3,291,978
177,900		ConAgra Foods, Inc.		4,148,628
73,250	@	Constellation Brands, Inc.		1,144,165
30,100		Corn Products International, Inc.		912,030
72,550	@	Dean Foods Co.		730,579
79,350		Del Monte Foods Co.		1,141,847
98,150		Dr Pepper Snapple Group, Inc.		3,669,829
28,000	@	Energizer Holdings, Inc.		1,407,840
44,050		Estee Lauder Cos., Inc.		2,454,907
30,400		Flowers Foods, Inc.		742,672
44,100	@	Green Mountain Coffee Roasters, Inc.		1,133,370
26,400	@	Hansen Natural Corp.		1,032,504
23,900		Herbalife Ltd.		1,100,595
61,400		Hershey Co.		2,942,902
126,300		HJ Heinz Co.		5,458,686
27,600		Hormel Foods Corp.		1,117,248
47,550		JM Smucker Co.		2,863,461
61,050		Lorillard, Inc.		4,394,379
52,950		McCormick & Co., Inc.		2,009,982
81,700		Mead Johnson Nutrition Co.		4,094,804
52,650		Molson Coors Brewing Co.		2,230,254
22,500	@	NBTY, Inc.		765,225
21,900	@	Ralcorp Holdings, Inc.		1,200,120
155,200		Safeway, Inc.		3,051,232
264,150		Sara Lee Corp.		3,724,515
54,950	@	Smithfield Foods, Inc.		818,755
84,750		Supervalu, Inc.		918,690
119,200		Tyson Foods, Inc.		1,953,688
55,850	@	Whole Foods Market, Inc.		2,011,717

				82,491,985

		Energy:	7.5%
48,391	@	Alpha Natural Resources, Inc.		1,639,003
64,900		Arch Coal, Inc.		1,285,669
31,300	@	Atlas Energy, Inc.		847,291
22,400	@	Atwood Oceanics, Inc.		571,648
41,550		Cabot Oil & Gas Corp.		1,301,346
97,500	@	Cameron International Corp.		3,170,700
33,550		Cimarex Energy Co.		2,401,509
29,300	@, S	Cobalt International Energy, Inc.		218,285
18,900	@	Comstock Resources, Inc.		523,908
36,600	@	Concho Resources, Inc.		2,025,078
90,150		Consol Energy, Inc.		3,043,464
12,300	@	Continental Resources, Inc.		548,826
8,900	@	Core Laboratories NV		1,313,729
159,425	@	Denbury Resources, Inc.		2,333,982
27,500	L	Diamond Offshore Drilling		1,710,225
32,950	@	Dresser-Rand Group, Inc.		1,039,573
281,100		El Paso Corp.		3,123,021
58,600		EXCO Resources, Inc.		856,146
25,200	@	Exterran Holdings, Inc.		650,412
48,550	@	FMC Technologies, Inc.		2,556,643
44,900	@	Forest Oil Corp.		1,228,464
42,250		Frontier Oil Corp.		568,263
20,550		Frontline Ltd.		586,497
37,550		Helmerich & Payne, Inc.		1,371,326
17,750	S	Holly Corp.		471,795
41,250	@	Mariner Energy, Inc.		886,050
41,100		Massey Energy Co.		1,124,085
76,450		Murphy Oil Corp.		3,788,098
113,900	@	Nabors Industries Ltd.		2,006,918
53,250	@	Newfield Exploration Co.		2,601,795
69,750		Noble Energy, Inc.		4,208,018
22,000	@	Oceaneering International, Inc.		987,800
20,050	@	Oil States International, Inc.		793,579
61,500		Patterson-UTI Energy, Inc.		791,505
107,400		Peabody Energy Corp.		4,202,562
120,700	@	PetroHawk Energy Corp.		2,048,279
46,350		Pioneer Natural Resources Co.		2,755,508
55,950	@	Plains Exploration & Production Co.		1,153,130
70,200	@	Pride International, Inc.		1,568,268
47,150	@	Quicksilver Resources, Inc.		518,650
63,700		Range Resources Corp.		2,557,555
45,750	@	Rowan Cos., Inc.		1,003,755
68,350	@, L	SandRidge Energy, Inc.		398,481
9,000	@	SEACOR Holdings, Inc.		635,940
25,100		SM Energy Co.		1,008,016
99,250		Smith International, Inc.		3,736,763
49,650		Southern Union Co.		1,085,349
258,800		Spectra Energy Corp.		5,194,030
48,150		Sunoco, Inc.		1,674,176
31,400	@	Superior Energy Services		586,238
16,950		Teekay Shipping Corp.		443,582
56,450		Tesoro Corp.		658,772
20,700		Tidewater, Inc.		801,504
60,800	@	Ultra Petroleum Corp.		2,690,400
16,050	@	Unit Corp.		651,470
225,900		Valero Energy Corp.		4,061,682
295,700	@	Weatherford International Ltd.		3,885,498
20,350	@	Whiting Petroleum Corp.		1,595,847

				97,490,106

		Financials:	12.8%
17,750	@	Affiliated Managers Group, Inc.		1,078,668
2,670	@	Alleghany Corp.		783,111
20,150	@	Allied World Assurance Holdings Ltd.		914,407
34,300		American Financial Group, Inc.		937,076
48,250	@, L	American International Group, Inc.		1,661,730
2,800		American National Insurance		226,716
25,450	@	AmeriCredit Corp.		463,699
102,900		Ameriprise Financial, Inc.		3,717,777
107,600		AON Corp.		3,994,112
20,850	@	Arch Capital Group Ltd.		1,553,325
76,500		Ares Capital Corp.		958,545
41,400		Arthur J. Gallagher & Co.		1,009,332
30,900		Aspen Insurance Holdings Ltd.		764,466
69,150		Associated Banc-Corp.		847,779
44,650		Assurant, Inc.		1,549,355
73,700		Assured Guaranty Ltd.		977,999
50,600		Axis Capital Holdings Ltd.		1,503,832
33,350	L	Bancorpsouth, Inc.		596,298
19,200		Bank of Hawaii Corp.		928,320
10,050		BOK Financial Corp.		477,074
45,150		Brown & Brown, Inc.		864,171
128,750	S	CapitalSource, Inc.		612,850
7,950	S	Capitol Federal Financial		263,622
113,850	@	CB Richard Ellis Group, Inc.		1,549,499
58,350		Cincinnati Financial Corp.		1,509,515
79,900	@	CIT Group, Inc.		2,705,414
18,150		City National Corp.		929,825
10,550	@	CNA Financial Corp.		269,658
70,400		Comerica, Inc.		2,592,832
29,005		Commerce Bancshares, Inc.		1,043,890
20,900		Cullen/Frost Bankers, Inc.		1,074,260
217,250		Discover Financial Services		3,037,155
87,800	@	E*Trade Financial Corp.		1,037,796
59,100		East-West Bancorp., Inc.		901,275
47,150		Eaton Vance Corp.		1,301,812
18,300		Endurance Specialty Holdings Ltd.		686,799
11,400		Erie Indemnity Co.		518,700
23,500		Everest Re Group Ltd.		1,661,920
35,550	L	Federated Investors, Inc.		736,241
91,750		Fidelity National Title Group, Inc.		1,191,833
317,550		Fifth Third Bancorp.		3,902,690
2,200		First Citizens BancShares, Inc.		423,126
91,266	@	First Horizon National Corp.		1,044,996
83,500		First Niagara Financial Group, Inc.		1,046,255
50,900	@, L	Forest City Enterprises, Inc.		576,188
79,150		Fulton Financial Corp.		763,798
195,300	@	Genworth Financial, Inc.		2,552,571
52,050	@, L	GLG Partners, Inc.		227,979
11,800		Greenhill & Co., Inc.		721,334
17,900		Hanover Insurance Group, Inc.		778,650
177,400		Hartford Financial Services Group, Inc.		3,925,862
45,950		HCC Insurance Holdings, Inc.		1,137,722
188,700		Hudson City Bancorp., Inc.		2,309,688
286,300	S	Huntington Bancshares, Inc.		1,586,102
14,400	@	Interactive Brokers Group, Inc.		239,040
29,500	@	IntercontinentalExchange, Inc.		3,334,385
174,200	@	Invesco Ltd.		2,931,786
73,350		Janus Capital Group, Inc.		651,348
46,550		Jefferies Group, Inc.		981,274
16,800		Jones Lang LaSalle, Inc.		1,102,752
351,150	S	Keycorp		2,700,344
36,700		Lazard Ltd.		980,257
65,350		Legg Mason, Inc.		1,831,761
77,850	@	Leucadia National Corp.		1,518,854
120,850		Lincoln National Corp.		2,935,447
29,400		M&T Bank Corp.		2,497,530
3,880	@	Markel Corp.		1,319,200
216,250		Marsh & McLennan Cos., Inc.		4,876,438
210,650	S	Marshall & Ilsley Corp.		1,512,467
61,250	@, L	MBIA, Inc.		343,613
10,650		Mercury General Corp.		441,336
81,950	L	Moody’s Corp.		1,632,444
44,050	@	MSCI, Inc. - Class A		1,206,970
54,150	@	Nasdaq Stock Market, Inc.		962,787
173,900		New York Community Bancorp., Inc.		2,655,453
104,300		NYSE Euronext		2,881,809
96,300		Old Republic International Corp.		1,168,119
9,150	@	OneBeacon Insurance Group Ltd.		131,028
31,300		PartnerRe Ltd.		2,195,382
148,450		People’s United Financial, Inc.		2,004,075
255,700	@, S	Popular, Inc.		685,276
127,750		Principal Financial Group, Inc.		2,994,460
267,800		Progressive Corp.		5,013,216
34,200		Protective Life Corp.		731,538
39,600		Raymond James Financial, Inc.		977,724
476,250	S	Regions Financial Corp.		3,133,725
29,200		Reinsurance Group of America, Inc.		1,334,732
23,100		RenaissanceRe Holdings Ltd.		1,299,837
59,750		SEI Investments Co.		1,216,510
194,100	@, S	SLM Corp.		2,016,699
37,000	@, L	St Joe Co/The		856,920
18,950		Stancorp Financial Group, Inc.		768,233
199,700		SunTrust Bank		4,653,010
13,900		Symetra Financial Corp.		166,800
312,800	L	Synovus Financial Corp.		794,512
103,650	S	T. Rowe Price Group, Inc.		4,601,024
56,750		TCF Financial Corp.		942,618
93,150	@	TD Ameritrade Holding Corp.		1,425,195
31,950	L	TFS Financial Corp.		396,500
33,000		Torchmark Corp.		1,633,830
25,650		Transatlantic Holdings, Inc.		1,230,174
20,350		Unitrin, Inc.		520,960
132,950		UnumProvident Corp.		2,885,015
32,700	@	Validus Holdings Ltd.		798,534
64,342	L	Valley National Bancorp.		876,338
34,550		Waddell & Reed Financial, Inc.		755,954
44,950		Washington Federal, Inc.		727,291
500		Wesco Financial Corp.		161,600
3,030	@	White Mountains Insurance Group Ltd.		982,326
36,350		Wilmington Trust Corp.		403,122
50,700		WR Berkley Corp.		1,341,522
136,600		XL Capital Ltd.		2,186,966
64,050		Zions Bancorp.		1,381,559

				165,359,268

		Health Care:	9.2%
2,900	@, S	Abraxis Bioscience, Inc.		215,180
35,800	@	Alexion Pharmaceuticals, Inc.		1,832,602
26,000	@, L	Allscripts Healthcare Solutions, Inc.		418,600
112,800		AmerisourceBergen Corp.		3,581,400
57,350	@	Amylin Pharmaceuticals, Inc.		1,078,180
28,000		Beckman Coulter, Inc.		1,688,120
40,650	@	BioMarin Pharmaceuticals, Inc.		770,724
7,800	@	Bio-Rad Laboratories, Inc.		674,622
605,700	@, S	Boston Scientific Corp.		3,513,060
34,200	@	Brookdale Senior Living, Inc.		513,000
72,200	@	CareFusion Corp.		1,638,940
30,000	@	Cephalon, Inc.		1,702,500
27,500	@	Cerner Corp.		2,086,975
26,400	@, L	Charles River Laboratories International, Inc.		903,144
110,500	S	Cigna Corp.		3,432,130
37,850	@	Community Health Systems, Inc.		1,279,709
18,150		Cooper Cos., Inc.		722,189
25,800	@	Covance, Inc.		1,324,056
59,100	@	Coventry Health Care, Inc.		1,044,888
37,950	S	CR Bard, Inc.		2,942,264
41,450	@	DaVita, Inc.		2,588,138
54,000	@	Dendreon Corp.		1,745,820
58,500		Densply International, Inc.		1,749,735
45,300	@	Edwards Lifesciences Corp.		2,537,706
11,400	@	Emdeon, Inc.		142,842
11,900	@	Emergency Medical Services Corp.		583,457
46,450	@	Endo Pharmaceuticals Holdings, Inc.		1,013,539
120,800	@	Forest Laboratories, Inc.		3,313,544
19,800	@	Gen-Probe, Inc.		899,316
100,050	@, S	Health Management Associates, Inc.		777,389
39,750	@	Health Net, Inc.		968,708
36,500	@	Henry Schein, Inc.		2,003,850
25,200		Hill-Rom Holdings, Inc.		766,836
103,450	@	Hologic, Inc.		1,441,059
66,250	@	Hospira, Inc.		3,806,063
74,800	@	Human Genome Sciences, Inc.		1,694,968
68,000	@	Humana, Inc.		3,105,560
23,000	@, L	Idexx Laboratories, Inc.		1,400,700
48,650	@	Illumina, Inc.		2,117,735
15,650	@	Intuitive Surgical, Inc.		4,939,453
33,600	@, L	Inverness Medical Innovations, Inc.		895,776
25,000	@	Kinetic Concepts, Inc.		912,750
99,750	@, S	King Pharmaceuticals, Inc.		757,103
41,700	@	Laboratory Corp. of America Holdings		3,142,095
72,961	@	Life Technologies Corp.		3,447,407
22,100	@	LifePoint Hospitals, Inc.		693,940
39,700	@, L	Lincare Holdings, Inc.		1,290,647
18,850	@	Mednax, Inc.		1,048,249
13,400	@	Mettler Toledo International, Inc.		1,495,842
22,500	@	Millipore Corp.		2,399,625
123,300	@, L	Mylan Laboratories		2,101,032
39,100	@	Myriad Genetics, Inc.		584,545
48,050		Omnicare, Inc.		1,138,785
40,750		Patterson Cos., Inc.		1,162,598
47,050		PerkinElmer, Inc.		972,524
32,300		Perrigo Co.		1,907,961
42,150		Pharmaceutical Product Development, Inc.		1,071,032
59,550		Quest Diagnostics		2,963,804
25,900	@	Regeneron Pharmaceuticals, Inc.		578,088
30,300	@	Resmed, Inc.		1,842,543
12,200	@	SXC Health Solutions Corp.		893,650
20,500	@	Talecris Biotherapeutics Holdings Corp.		432,550
14,850		Techne Corp.		853,133
15,950		Teleflex, Inc.		865,766
193,450	@, S	Tenet Healthcare Corp.		839,573
22,900	@	Thoratec Corp.		978,517
19,800	@	United Therapeutics Corp.		966,438
35,900		Universal Health Services, Inc.		1,369,585
22,700	@, L	Valeant Pharmaceuticals International		1,186,983
49,350	@	Varian Medical Systems, Inc.		2,580,018
34,350	@	VCA Antech, Inc.		850,506
80,800	@	Vertex Pharmaceuticals, Inc.		2,658,320
36,000	@	Warner Chilcott PLC		822,600
37,150	@	Waters Corp.		2,403,605
44,650	@	Watson Pharmaceuticals, Inc.		1,811,451

				118,877,742

		Industrials:	12.1%
40,550	@	Aecom Technology Corp.		935,083
37,200	@	AGCO Corp.		1,003,284
16,450		Alexander & Baldwin, Inc.		489,881
13,200	@	Alliant Techsystems, Inc.		819,192
42,450		Ametek, Inc.		1,704,368
133,000	@, S	AMR Corp.		901,740
8,000	@	Armstrong World Industries, Inc.		241,440
44,150		Avery Dennison Corp.		1,418,540
38,350	@	BE Aerospace, Inc.		975,241
30,000		Bucyrus International, Inc.		1,423,500
24,300		Carlisle Cos., Inc.		877,959
66,250		CH Robinson Worldwide, Inc.		3,687,475
40,400	@	Chicago Bridge & Iron Co. NV		759,924
53,050		Cintas Corp.		1,271,609
10,200	@	CNH Global NV		231,030
55,800	@	Continental Airlines, Inc.		1,227,600
21,550		Con-way, Inc.		646,931
66,900	@	Cooper Industries PLC		2,943,600
12,200		Copa Holdings S.A.		539,484
28,900	@	Copart, Inc.		1,034,909
45,450	@	Corrections Corp. of America		867,186
51,750	@	Covanta Holding Corp.		858,533
19,700		Crane Co.		595,137
80,100		Cummins, Inc.		5,216,913
315,462	@	Delta Airlines, Inc.		3,706,679
30,800		Donaldson Co., Inc.		1,313,620
74,550		Dover Corp.		3,115,445
20,100		Dun & Bradstreet Corp.		1,349,112
66,950		Eaton Corp.		4,381,208
50,550		Equifax, Inc.		1,418,433
85,050		Expeditors International Washington, Inc.		2,935,076
52,850	L	Fastenal Co.		2,652,542
22,400		Flowserve Corp.		1,899,520
71,350	S	Fluor Corp.		3,032,375
18,750	@	FTI Consulting, Inc.		817,313
20,900		Gardner Denver, Inc.		931,931
18,450		GATX Corp.		492,246
20,800	@, S	General Cable Corp.		554,320
50,050		Goodrich Corp.		3,315,813
24,200		Graco, Inc.		682,198
32,150		Harsco Corp.		755,525
77,250	@	Hertz Global Holdings, Inc.		730,785
24,000		Hubbell, Inc.		952,560
32,450		IDEX Corp.		927,097
19,350	@, L	IHS, Inc.		1,130,427
128,600		Ingersoll-Rand PLC		4,435,414
72,950		Iron Mountain, Inc.		1,638,457
73,250		ITT Corp.		3,290,390
49,950	@	Jacobs Engineering Group, Inc.		1,820,178
36,400		JB Hunt Transport Services, Inc.		1,189,188
41,150		Joy Global, Inc.		2,061,204
40,900	@	Kansas City Southern		1,486,715
11,100	@	KAR Holdings, Inc.		137,307
64,100		KBR, Inc.		1,303,794
32,700		Kennametal, Inc.		831,561
21,600	@	Kirby Corp.		826,200
46,250		L-3 Communications Holdings, Inc.		3,276,350
20,000		Landstar System, Inc.		779,800
18,750	L	Lennox International, Inc.		779,438
17,050		Lincoln Electric Holdings, Inc.		869,380
52,550		Manitowoc Co., Inc.		480,307
32,700		Manpower, Inc.		1,411,986
143,300		Masco Corp.		1,541,908
92,350	@	McDermott International, Inc.		2,000,301
17,450		MSC Industrial Direct Co.		884,017
28,400	@	Navistar International Corp.		1,397,280
35,900	@	Oshkosh Truck Corp.		1,118,644
45,600	@	Owens Corning, Inc.		1,363,896
46,750		Pall Corp.		1,606,798
64,300		Parker Hannifin Corp.		3,566,078
39,450		Pentair, Inc.		1,270,290
82,950		Pitney Bowes, Inc.		1,821,582
84,050	@	Quanta Services, Inc.		1,735,633
15,400		Regal-Beloit Corp.		859,012
129,810		Republic Services, Inc.		3,859,251
59,900		Robert Half International, Inc.		1,410,645
57,000		Rockwell Automation, Inc.		2,798,130
62,850		Rockwell Collins, Inc.		3,339,221
37,500		Roper Industries, Inc.		2,098,500
82,350		RR Donnelley & Sons Co.		1,348,070
21,200		Ryder System, Inc.		852,876
33,650	@	Shaw Group, Inc.		1,151,503
23,100		Snap-On, Inc.		945,021
297,300		Southwest Airlines Co.		3,303,003
42,350	@	Spirit Aerosystems Holdings, Inc.		807,191
19,900		SPX Corp.		1,050,919
33,850	@	Stericycle, Inc.		2,219,883
43,350	@	Terex Corp.		812,379
109,150		Textron, Inc.		1,852,276
21,100	@	Thomas & Betts Corp.		732,170
34,550		Timken Co.		897,955
13,400		Toro Co.		658,208
17,100		Towers Watson & Co.		664,335
19,700	@	TransDigm Group, Inc.		1,005,291
31,700		Trinity Industries, Inc.		561,724
67,200	@, L	UAL Corp.		1,381,632
33,050	@	URS Corp.		1,300,518
27,050	@, L	USG Corp.		326,764
40,550		UTI Worldwide, Inc.		502,009
8,800		Valmont Industries, Inc.		639,408
41,300	@	Verisk Analytics, Inc.		1,234,870
25,700	@	WABCO Holdings, Inc.		809,036
19,200		Wabtec Corp.		765,888
31,000	@	Waste Connections, Inc.		1,081,590
16,950	@	Wesco International, Inc.		570,707
24,700		WW Grainger, Inc.		2,456,415

				156,985,280

		Information Technology:	14.3%
240,000	@, S	Advanced Micro Devices, Inc.		1,756,800
139,100	@	Agilent Technologies, Inc.		3,954,613
68,700	@	Akamai Technologies, Inc.		2,787,159
21,350	@, L	Alliance Data Systems Corp.		1,270,752
120,500		Altera Corp.		2,989,605
82,450	@	Amdocs Ltd.		2,213,783
69,350		Amphenol Corp.		2,724,068
119,000	S	Analog Devices, Inc.		3,315,340
36,150	@	Ansys, Inc.		1,466,606
42,600	@	AOL, Inc.		885,654
48,550	@, S	Arrow Electronics, Inc.		1,085,093
27,900	@	Atheros Communications, Inc.		768,366
184,100	@, S	Atmel Corp.		883,680
91,600	@	Autodesk, Inc.		2,231,376
42,400	@	Avago Technologies Ltd.		892,944
60,600	@	Avnet, Inc.		1,461,066
19,150	S	AVX Corp.		245,503
72,550	@, S	BMC Software, Inc.		2,512,407
54,450		Broadridge Financial Solutions ADR		1,037,273
177,400	@, S	Brocade Communications Systems, Inc.		915,384
155,400		CA, Inc.		2,859,360
108,050	@, S	Cadence Design Systems, Inc.		625,610
37,050	@, S, L	Ciena Corp.		469,794
74,250	@	Citrix Systems, Inc.		3,135,578
37,700	@	CommScope, Inc.		896,129
61,600		Computer Sciences Corp.		2,787,400
89,900	@, S	Compuware Corp.		717,402
39,750	@	Convergys Corp.		389,948
41,500		CoreLogic, Inc.		732,890
42,900	@	Cree, Inc.		2,575,287
65,400	@	Cypress Semiconductor Corp.		656,616
26,300		Diebold, Inc.		716,675
21,400	@	Dolby Laboratories, Inc.		1,341,566
14,150		DST Systems, Inc.		511,381
14,850	@	EchoStar Holding Corp.		283,338
131,700	@	Electronic Arts, Inc.		1,896,480
18,100	@	Equinix, Inc.		1,470,082
32,050	@	F5 Networks, Inc.		2,197,669
18,650		Factset Research Systems, Inc.		1,249,364
50,150	@	Fairchild Semiconductor International, Inc.		421,762
132,455		Fidelity National Information Services, Inc.		3,552,443
22,100	@, L	First Solar, Inc.		2,515,643
60,950	@	Fiserv, Inc.		2,782,977
61,250	@	Flir Systems, Inc.		1,781,763
29,200	@	Gartner, Inc.		678,900
26,300	@	Genpact Ltd.		408,439
32,600		Global Payments, Inc.		1,191,204
51,850		Harris Corp.		2,159,553
37,150	@	Hewitt Associates, Inc.		1,280,189
36,150	@	IAC/InterActiveCorp		794,216
36,700	@	Informatica Corp.		876,396
66,100	@	Ingram Micro, Inc.		1,004,059
28,200	@	International Rectifier Corp.		524,802
49,450		Intersil Corp.		598,840
112,050	@	Intuit, Inc.		3,895,979
16,100	@	Itron, Inc.		995,302
71,950		Jabil Circuit, Inc.		956,935
86,150	@	JDS Uniphase Corp.		847,716
67,900		KLA-Tencor Corp.		1,893,052
50,550	@	Lam Research Corp.		1,923,933
37,900		Lender Processing Services, Inc.		1,186,649
31,400	@	Lexmark International, Inc.		1,037,142
89,500		Linear Technology Corp.		2,488,995
261,050	@, S	LSI Logic Corp.		1,200,830
216,250	@	Marvell Technology Group Ltd.		3,408,100
120,800		Maxim Integrated Products		2,020,984
62,300	@	McAfee, Inc.		1,913,856
90,850	@	MEMC Electronic Materials, Inc.		897,598
73,550	L	Microchip Technology, Inc.		2,040,277
341,800	@, S	Micron Technology, Inc.		2,901,882
32,100	@	Micros Systems, Inc.		1,023,027
53,150		Molex, Inc.		969,456
50,450	@	Monster Worldwide, Inc.		587,743
23,100		National Instruments Corp.		734,118
95,050		National Semiconductor Corp.		1,279,373
64,000	@	NCR Corp.		775,680
137,650	@	NetApp, Inc.		5,135,722
29,900	@	NeuStar, Inc.		616,538
139,100	@, S	Novell, Inc.		790,088
38,350	@	Novellus Systems, Inc.		972,556
90,850	@	Nuance Communications, Inc.		1,358,208
228,550	@	Nvidia Corp.		2,333,496
171,700	@, S	ON Semiconductor Corp.		1,095,446
128,900		Paychex, Inc.		3,347,533
91,600	@, S	PMC - Sierra, Inc.		688,832
34,000	@	Polycom, Inc.		1,012,860
44,550	@	QLogic Corp.		740,421
41,950	@	Rambus, Inc.		734,964
75,350	@	Red Hat, Inc.		2,180,629
40,800	@	Rovi Corp.		1,546,728
123,600	@	SAIC, Inc.		2,069,064
45,750	@	Salesforce.com, Inc.		3,926,265
91,900	@	Sandisk Corp.		3,866,233
194,750	@	Seagate Technology, Inc.		2,539,540
18,350	@	Silicon Laboratories, Inc.		744,276
70,700	@	Skyworks Solutions, Inc.		1,187,053
28,000		Solera Holdings, Inc.		1,013,600
38,900	@, L	Sunpower Corp. - Class A		470,690
35,500	@, S	Sybase, Inc.		2,295,430
59,800	@	Synopsys, Inc.		1,248,026
20,600	@	Tech Data Corp.		733,772
153,950	S	Tellabs, Inc.		983,741
66,650	@	Teradata Corp.		2,031,492
71,950	@	Teradyne, Inc.		701,513
65,750		Total System Services, Inc.		894,200
48,450	@	Trimble Navigation Ltd.		1,356,600
29,800	@	Varian Semiconductor Equipment Associates, Inc.		854,068
72,850	@	VeriSign, Inc.		1,934,168
68,850	@, S	Vishay Intertechnology, Inc.		532,899
17,500	@	VistaPrint NV		831,075
21,410	@	WebMD Health Corp.		994,066
91,500	@	Western Digital Corp.		2,759,640
268,500		Western Union Co.		4,003,335
550,817	S	Xerox Corp.		4,428,569
110,500		Xilinx, Inc.		2,791,230
23,100	@	Zebra Technologies Corp.		586,047

				184,790,467

		Materials:	6.0%
33,350		Airgas, Inc.		2,074,370
43,850		AK Steel Holding Corp.		522,692
36,500		Albemarle Corp.		1,449,415
39,350		Allegheny Technologies, Inc.		1,738,877
27,100		Aptargroup, Inc.		1,024,922
31,400		Ashland, Inc.		1,457,588
36,850		Ball Corp.		1,946,786
43,550		Bemis Co.		1,175,850
26,100		Cabot Corp.		629,271
17,550		Carpenter Technology Corp.		576,167
62,550		Celanese Corp.		1,558,121
28,383		CF Industries Holdings, Inc.		1,800,901
54,150		Cliffs Natural Resources, Inc.		2,553,714
45,550		Commercial Metals Co.		602,171
13,100		Compass Minerals International, Inc.		920,668
64,650	@	Crown Holdings, Inc.		1,618,836
19,500		Cytec Industries, Inc.		779,805
16,800		Domtar Corp.		825,720
17,550		Eagle Materials, Inc.		455,072
28,900		Eastman Chemical Co.		1,542,104
93,250		Ecolab, Inc.		4,187,858
29,000		FMC Corp.		1,665,470
56,100	@	Gerdau AmeriSteel Corp.		611,490
13,800		Greif, Inc. - Class A		766,452
75,450		Huntsman Corp.		654,152
31,800		International Flavors & Fragrances, Inc.		1,348,956
174,450	S	International Paper Co.		3,947,804
17,800	@, L	Intrepid Potash, Inc.		348,346
27,200		Lubrizol Corp.		2,184,432
18,150		Martin Marietta Materials, Inc.		1,539,302
68,250		MeadWestvaco Corp.		1,515,150
51,800		Nalco Holding Co.		1,059,828
65,850	@	Owens-Illinois, Inc.		1,741,733
41,250		Packaging Corp. of America		908,325
53,050	@	Pactiv Corp.		1,477,443
66,450		PPG Industries, Inc.		4,014,245
29,600		Reliance Steel & Aluminum Co.		1,070,040
19,000		Royal Gold, Inc.		912,000
51,750		RPM International, Inc.		923,220
8,750		Schnitzer Steel Industries, Inc.		343,000
18,350		Scotts Miracle-Gro Co.		814,924
63,650		Sealed Air Corp.		1,255,178
36,850		Sherwin-Williams Co.		2,549,652
48,450		Sigma-Aldrich Corp.		2,414,264
40,150		Sonoco Products Co.		1,223,772
86,550		Steel Dynamics, Inc.		1,141,595
42,950		Temple-Inland, Inc.		887,777
34,150	@, L	Titanium Metals Corp.		600,699
57,300	L	United States Steel Corp.		2,208,915
39,650		Valspar Corp.		1,194,258
51,000		Vulcan Materials Co.		2,235,330
21,400		Walter Industries, Inc.		1,302,190
84,550	S	Weyerhaeuser Co.		2,976,160

				77,277,010

		Telecommunication Services:	1.8%
120,035		CenturyTel, Inc.		3,998,366
60,000	@, S	Clearwire Corp.		436,800
116,000	@	Crown Castle International Corp.		4,322,160
125,200	L	Frontier Communications Corp.		890,172
24,400	@	Leap Wireless International, Inc.		316,712
661,250	@, L	Level 3 Communications, Inc.		720,763
100,450	@	MetroPCS Communications, Inc.		822,686
66,800	@	NII Holdings, Inc.		2,172,336
693,500	S	Qwest Communications International, Inc.		3,640,875
46,700	@	SBA Communications Corp.		1,588,267
33,750		Telephone & Data Systems, Inc.		1,025,663
60,600	@	TW Telecom, Inc.		1,010,808
6,200	@, L	US Cellular Corp.		255,130
193,000		Windstream Corp.		2,038,080

				23,238,818

		Utilities:	7.1%
267,500	@	AES Corp.		2,471,700
31,100		AGL Resources, Inc.		1,114,002
67,700		Allegheny Energy, Inc.		1,400,036
44,200		Alliant Energy Corp.		1,402,908
95,250		Ameren Corp.		2,264,093
69,800		American Water Works Co., Inc.		1,437,880
54,750		Aqua America, Inc.		967,980
37,200		Atmos Energy Corp.		1,005,888
139,500	@	Calpine Corp.		1,774,440
157,600		CenterPoint Energy, Inc.		2,074,016
91,850		CMS Energy Corp.		1,345,603
112,650		Consolidated Edison, Inc.		4,855,215
73,750		Constellation Energy Group, Inc.		2,378,438
47,550		DPL, Inc.		1,136,445
67,250		DTE Energy Co.		3,067,273
130,100		Edison International		4,126,772
28,700		Energen Corp.		1,272,271
59,350		EQT Corp.		2,144,909
121,800		FirstEnergy Corp.		4,291,014
54,150		Great Plains Energy, Inc.		921,633
37,250		Hawaiian Electric Industries		848,555
30,700		Integrys Energy Group, Inc.		1,342,818
20,000		ITC Holdings Corp.		1,058,200
75,150		MDU Resources Group, Inc.		1,354,955
58,050	@	Mirant Corp.		613,008
29,400		National Fuel Gas Co.		1,348,872
110,750		NiSource, Inc.		1,605,875
70,300		Northeast Utilities		1,791,244
101,950	@	NRG Energy, Inc.		2,162,360
42,650		NSTAR		1,492,750
93,800		NV Energy, Inc.		1,107,778
38,800		OGE Energy Corp.		1,418,528
42,450		Oneok, Inc.		1,835,963
7,800	L	Ormat Technologies, Inc.		220,662
89,150		Pepco Holdings, Inc.		1,397,872
43,350		Pinnacle West Capital Corp.		1,576,206
151,200		PPL Corp.		3,772,440
114,700		Progress Energy, Inc.		4,498,534
69,950		Questar Corp.		3,182,026
141,250	@, L	RRI Energy, Inc.		535,338
45,150		SCANA Corp.		1,614,564
98,850		Sempra Energy		4,625,192
85,450		TECO Energy, Inc.		1,287,732
43,550		UGI Corp.		1,107,912
32,400		Vectren Corp.		766,584
44,200		Westar Energy, Inc.		955,162
46,650		Wisconsin Energy Corp.		2,367,021
183,550		Xcel Energy, Inc.		3,782,966

				91,123,633

		Total Common Stock (Cost $ 1,080,175,442)		1,179,095,988

REAL ESTATE INVESTMENT TRUSTS:		5.7%
		Financials:	5.7%
17,700		Alexandria Real Estate Equities, Inc.		1,121,649
67,150		AMB Property Corp.		1,592,127
223,550		Annaly Capital Management, Inc.		3,833,883
46,612		Apartment Investment & Management Co.		902,874
33,140		AvalonBay Communities, Inc.		3,094,282
55,550		Boston Properties, Inc.		3,962,937
52,450		Brandywine Realty Trust		563,838
25,500		BRE Properties, Inc.		941,715
26,300		Camden Property Trust		1,074,355
306,800	S	Chimera Investment Corp.		1,107,548
23,600		Corporate Office Properties Trust SBI MD		891,136
79,600		Developers Diversified Realty Corp.		788,040
31,200		Digital Realty Trust, Inc.		1,799,616
48,850		Douglas Emmett, Inc.		694,647
89,650		Duke Realty Corp.		1,017,528
113,050		Equity Residential		4,707,402
12,050		Essex Property Trust, Inc.		1,175,357
24,500	S	Federal Realty Investment Trust		1,721,615
98,700		General Growth Properties, Inc.		1,308,762
117,450		HCP, Inc.		3,787,763
49,550		Health Care Real Estate Investment Trust, Inc.		2,087,046
49,300		Hospitality Properties Trust		1,040,230
262,924		Host Hotels & Resorts, Inc.		3,544,216
103,150	S	HRPT Properties Trust		640,562
162,050		Kimco Realty Corp.		2,177,952
45,200		Liberty Property Trust		1,304,020
51,798		Macerich Co.		1,933,101
31,700		Mack-Cali Realty Corp.		942,441
47,850		Nationwide Health Properties, Inc.		1,711,595
20,900		Piedmont Office Realty Trust, Inc.		391,457
65,050		Plum Creek Timber Co., Inc.		2,246,177
190,300		Prologis		1,927,739
32,000		Rayonier, Inc.		1,408,640
41,700		Realty Income Corp.		1,264,761
32,700		Regency Centers Corp.		1,124,880
50,900		Senior Housing Properties Trust		1,023,599
31,100		SL Green Realty Corp.		1,711,744
21,800		Taubman Centers, Inc.		820,334
64,768		UDR, Inc.		1,239,012
62,650		Ventas, Inc.		2,941,418
64,550		Vornado Realty Trust		4,708,923
48,000		Weingarten Realty Investors		914,400

		Total Real Estate Investment Trusts (Cost $ 61,444,333)		73,191,321

		Total Long-Term Investments (Cost $ 1,141,619,775)		1,252,287,309

SHORT-TERM INVESTMENTS:		5.5%
		Affiliated Mutual Fund:	2.8%
35,655,000		ING Institutional Prime Money Market Fund - Class I		35,654,999

		Total Mutual Fund (Cost $ 35,654,999)		35,654,999

Principal Amount				Value

		Securities Lending Collateralcc:	2.7%
$35,398,738		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		$ 35,398,738
268,841	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		215,073

		Total Securities Lending Collateral (Cost $ 35,667,579)		35,613,811

		Total Short-Term Investments (Cost $ 71,322,578)		71,268,810

		Total Investments in Securities (Cost $ 1,212,942,353) *	102.4%	$ 1,323,556,119
		Other Assets and Liabilities - Net	(2.4)	(31,478,134)

		Net Assets	100.0%	$ 1,292,077,985

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future
		collateral requirements for applicable futures, options, swaps, foreign currency
		contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

		See Accompanying Notes to Financial Statements

ING RussellTM Small Cap Index Portfolio		PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares				Value

COMMON STOCK:		89.8%
		Consumer Discretionary:	13.3%
30,910	@	99 Cents Only Stores		$ 457,468
25,880	@	AFC Enterprises		235,508
9,540		Ambassadors Group, Inc.		107,707
77,370	@, L	American Apparel, Inc.		141,587
33,460	@	American Axle & Manufacturing Holdings, Inc.		245,262
25,520		American Greetings Corp.		478,755
12,030	@	American Public Education, Inc.		525,711
8,060	@	America’s Car-Mart, Inc.		182,398
20,700	@	Amerigon, Inc.		152,766
14,680		Ameristar Casinos, Inc.		221,081
37,520	@	AnnTaylor Stores Corp.		610,450
18,890		Arbitron, Inc.		484,151
12,800	@	Arctic Cat, Inc.		116,608
20,880	@	Asbury Automotive Group, Inc.		220,075
10,160	@	Ascent Media Corp.		256,642
10,300	@, L	Audiovox Corp.		75,705
20,900	@	Ballantyne Strong, Inc.		151,316
23,600		Barnes & Noble, Inc.		304,440
40,600	@, L	Beazer Homes USA, Inc.		147,378
24,360		Bebe Stores, Inc.		155,904
59,600	@, L	Belo Corp.		339,124
14,350		Big 5 Sporting Goods Corp.		188,559
871	@	Biglari Holdings, Inc.		249,890
11,880	@, L	BJ’s Restaurants, Inc.		280,368
7,620	@, L	Blue Nile, Inc.		358,750
3,800		Blyth, Inc.		129,466
21,050		Bob Evans Farms, Inc.		518,251
8,400	@	Bon-Ton Stores, Inc.		81,900
67,350	@, L	Borders Group, Inc.		89,576
32,800	@	Boyd Gaming Corp.		278,472
13,750	@, L	Bridgepoint Education, Inc.		217,388
12,600	@, L	Brookfield Homes Corp.		84,924
26,460		Brown Shoe Co., Inc.		401,663
64,060		Brunswick Corp.		796,266
17,280	L	Buckle, Inc.		560,218
12,200	@, L	Buffalo Wild Wings, Inc.		446,276
8,850	@, L	Build-A-Bear Workshop, Inc.		60,003
21,280	@, L	Cabela’s, Inc.		300,899
12,420	@	California Pizza Kitchen, Inc.		188,163
44,850		Callaway Golf Co.		270,894
11,580	@	Capella Education Co.		942,033
18,000	@	Carrols Restaurant Group, Inc.		82,260
44,990	@	Carter’s, Inc.		1,180,988
21,520		Cato Corp.		473,870
4,560	@	Cavco Industries, Inc.		160,421
14,440	@, L	CEC Entertainment, Inc.		509,154
76,340	@, S	Charming Shoppes, Inc.		286,275
43,510	@, L	Cheesecake Factory		968,533
5,080		Cherokee, Inc.		86,868
19,070	@	Childrens Place Retail Stores, Inc.		839,461
20,980		Christopher & Banks Corp.		129,866
6,127	L	Churchill Downs, Inc.		200,966
38,020		Cinemark Holdings, Inc.		499,963
10,010	@	Citi Trends, Inc.		329,729
31,610		CKE Restaurants, Inc.		396,073
35,630	@, S	CKX, Inc.		177,794
21,400	@	Coinstar, Inc.		919,558
30,370	@, L	Coldwater Creek, Inc.		102,043
48,780	@	Collective Brands, Inc.		770,724
7,710		Columbia Sportswear Co.		359,826
7,820	@, L	Conn’s, Inc.		45,982
33,890	L	Cooper Tire & Rubber Co.		660,855
9,350	@	Core-Mark Holding Co., Inc.		256,190
58,760	@, L	Corinthian Colleges, Inc.		578,786
3,890		CPI Corp.		87,214
16,730		Cracker Barrel Old Country Store		778,949
47,570	@	CROCS, Inc.		503,291
6,890		CSS Industries, Inc.		113,685
9,500	@	Culp, Inc.		104,120
98,410	@	Dana Holding Corp.		984,100
9,200	@	Deckers Outdoor Corp.		1,314,404
66,060	@, S	Denny’s Corp.		171,756
2,480	@, S	Destination Maternity Corp.		62,744
33,100	@	Dex One Corp.		628,900
26,910		Dillard’s, Inc.		578,565
11,900	@, L	DineEquity, Inc.		332,248
27,260	@	Domino’s Pizza, Inc.		308,038
10,630	@	Dorman Products, Inc.		216,108
43,962	@	Dress Barn, Inc.		1,046,735
16,310	@	Drew Industries, Inc.		329,462
52,860	@, S	Drugstore.Com		162,809
9,850	@, L	DSW, Inc.		221,231
186,290	@, S	Eastman Kodak Co.		808,499
14,340		Ethan Allen Interiors, Inc.		200,617
23,050	@	EW Scripps Co.		171,262
41,020	@, S	Exide Technologies		213,304
11,600	@	Express, Inc.		189,892
34,189		Finish Line		476,253
4,570	@, L	Fisher Communications, Inc.		76,959
18,090		Fred’s, Inc.		200,075
7,920	@, L	Fuel Systems Solutions, Inc.		205,524
26,810	@, L	Furniture Brands International, Inc.		139,948
7,220		Gaiam, Inc.		43,825
21,340	@, S, L	Gaylord Entertainment Co.		471,401
13,330	@	Genesco, Inc.		350,712
8,810	@, L	G-III Apparel Group Ltd.		201,661
14,052	@, L	Global Sources Ltd.		110,168
20,810	@	Grand Canyon Education, Inc.		487,578
14,760	@, L	Group 1 Automotive, Inc.		347,303
19,480	@	Gymboree Corp.		831,991
23,260		Harte-Hanks, Inc.		243,067
13,050	@	Haverty Furniture Cos., Inc.		160,385
19,510	@	Helen of Troy Ltd.		430,391
8,400	@	hhgregg, Inc.		195,888
18,850	@	Hibbett Sporting Goods, Inc.		451,646
10,820		Hooker Furniture Corp.		115,341
34,980	S	HOT Topic, Inc.		177,698
39,560	@, L	Hovnanian Enterprises, Inc.		145,581
26,500	@	HSN, Inc.		636,000
44,650	@	Iconix Brand Group, Inc.		641,621
26,750	@, L	Interval Leisure Group, Inc.		333,038
14,680	@	iRobot Corp.		275,837
34,220	@	Jack in the Box, Inc.		665,579
20,080	@, L	Jakks Pacific, Inc.		288,750
53,900	@, S	Jamba, Inc.		114,807
16,630	@	Jo-Ann Stores, Inc.		623,791
36,900	@, S	Joe’s Jeans, Inc.		73,062
59,340		Jones Apparel Group, Inc.		940,539
11,420	@, L	JoS. A Bank Clothiers, Inc.		616,566
30,600	@, S	Journal Communications, Inc.		121,482
15,510	@, L	K12, Inc.		344,012
11,050	@	Kenneth Cole Productions, Inc.		121,661
20,700	@	Kid Brands, Inc.		145,521
8,260	@	Kirkland’s, Inc.		139,388
19,420	@	Knology, Inc.		212,261
37,800	@, S	Krispy Kreme Doughnuts, Inc.		127,386
18,400	@	K-Swiss, Inc.		206,632
43,100	@	La-Z-Boy, Inc.		320,233
17,050	@, S	Leapfrog Enterprises, Inc.		68,541
27,400	@, L	Life Time Fitness, Inc.		871,046
8,400	@, L	Lifetime Brands, Inc.		122,808
23,670	@	Lin TV Corp.		128,055
11,590	@	Lincoln Educational Services Corp.		238,638
46,200	@	Lions Gate Entertainment Corp.		322,476
96,927	@	Live Nation, Inc.		1,012,887
54,920	@, S	Liz Claiborne, Inc.		231,762
19,020	@, S	Lodgenet Entertainment Corp.		70,564
17,680	@	Lumber Liquidators		412,474
11,580	@	M/I Homes, Inc.		111,631
10,900		Mac-Gray Corp.		121,426
13,680	@	Maidenform Brands, Inc.		278,525
12,980		Marcus Corp.		122,791
18,000	@	MarineMax, Inc.		124,920
20,680		Matthews International Corp. - Class A		605,510
43,600	@, S	McClatchy Co.		158,704
12,850	@	McCormick & Schmick’s Seafood Restaurants, Inc.		95,861
16,300	@	Media General, Inc.		159,088
33,730	@, L	Mediacom Communications Corp.		226,666
31,600		Men’s Wearhouse, Inc.		580,176
21,410	@	Meritage Homes Corp.		348,555
13,700	@	Midas, Inc.		105,079
29,700	@	Modine Manufacturing Co.		228,096
5,020	@	Monarch Casino & Resort, Inc.		50,853
13,310		Monro Muffler, Inc.		526,144
19,400	@	Morgans Hotel Group Co.		119,504
8,950	@	Movado Group, Inc.		95,586
28,300		National CineMedia, Inc.		471,478
3,860		National Presto Industries, Inc.		358,440
21,240		Nutri/System, Inc.		487,246
19,350	@	O’Charleys, Inc.		102,555
58,150	@	OfficeMax, Inc.		759,439
58,200	@	Orient-Express Hotels Ltd.		430,680
10,360	@, L	Overstock.com, Inc.		187,205
5,070		Oxford Industries, Inc.		106,115
41,490	@, S	Pacific Sunwear of California		132,768
16,110	@	Papa John’s International, Inc.		372,463
6,440	@	Peet’s Coffee & Tea, Inc.		252,899
26,600	@, L	Penske Auto Group, Inc.		302,176
31,850		PEP Boys-Manny Moe & Jack		282,191
6,560	@	Perry Ellis International, Inc.		132,512
9,900	L	PetMed Express, Inc.		176,220
14,750		PF Chang’s China Bistro, Inc.		584,838
65,210	@	Pier 1 Imports, Inc.		417,996
36,140	@	Pinnacle Entertainment, Inc.		341,884
33,640	@, S	Playboy Enterprises, Inc.		141,288
21,700		Polaris Industries, Inc.		1,185,254
34,870		Pool Corp.		764,350
5,280	@, L	Pre-Paid Legal Services, Inc.		240,187
38,400	@, S	Princeton Review, Inc.		89,088
64,110	@, S	Quiksilver, Inc.		237,207
12,460	@	RC2 Corp.		200,731
21,160	@	RCN Corp.		313,380
11,400	@	Red Robin Gourmet Burgers, Inc.		195,624
36,610		Regis Corp.		570,018
48,840	@, S	Rent-A-Center, Inc.		989,498
6,700	@	Rentrak Corp.		163,011
17,300	@	Retail Ventures, Inc.		135,286
43,380	@	Ruby Tuesday, Inc.		368,730
8,700	@	Rue21, Inc.		263,958
39,602	@, S	Ruth’s Chris Steak House		165,536
29,550		Ryland Group, Inc.		467,481
97,700	@, L	Saks, Inc.		741,543
58,800	@, L	Sally Beauty Holdings, Inc.		482,160
17,620		Scholastic Corp.		424,994
40,000	@	Scientific Games Corp.		368,000
20,440	@, S	Sealy Corp.		54,575
37,300	@	Select Comfort Corp.		326,375
35,980	@	Shuffle Master, Inc.		288,200
16,310	@	Shutterfly, Inc.		390,788
24,250	@, S	Sinclair Broadcast Group, Inc.		141,378
24,140	@	Skechers USA, Inc.		881,593
6,770		Skyline Corp.		121,928
38,920	@, L	Smith & Wesson Holding Corp.		159,183
28,160	@	Sonic Automotive, Inc.		241,050
38,880	@	Sonic Corp.		301,320
47,280		Sotheby’s		1,081,294
25,630	S	Spartan Motors, Inc.		107,646
9,860		Speedway Motorsports, Inc.		133,702
9,780		Sport Supply Group, Inc.		131,639
25,260		Stage Stores, Inc.		269,777
13,850		Standard Motor Products, Inc.		111,770
76,180	@, S	Standard-Pacific Corp.		253,679
15,150	@, L	Stein Mart, Inc.		94,385
9,880	@	Steiner Leisure Ltd.		379,787
4,590	@	Steinway Musical Instruments		81,656
15,510	@	Steven Madden Ltd.		488,875
47,750	S	Stewart Enterprises, Inc.		258,328
10,200	@	Stoneridge, Inc.		77,418
10,840	L	Sturm Ruger & Co., Inc.		155,337
15,100	@	Summer Infant, Inc.		98,905
15,260		Superior Industries International		205,094
9,100	@	SuperMedia, Inc.		166,439
7,570	@	Systemax, Inc.		114,080
43,110	@, L	Talbots, Inc.		444,464
42,460	@, L	Tenneco, Inc.		894,208
35,420	@	Texas Roadhouse, Inc.		447,000
25,350	@	Timberland Co.		409,403
14,930	@	True Religion Apparel, Inc.		329,505
22,660	@, S	Tuesday Morning Corp.		90,413
18,600	@	Ulta Salon Cosmetics & Fragrance, Inc.		440,076
23,690	@, L	Under Armour, Inc.		784,850
9,390		Unifirst Corp.		413,348
11,050	@	Universal Electronics, Inc.		183,762
13,270	@	Universal Technical Institute, Inc.		313,703
27,960	@	Vail Resorts, Inc.		976,084
35,340	@	Valassis Communications, Inc.		1,120,985
10,300	@, L	Vitacost.com, Inc.		92,597
9,400	@	Vitamin Shoppe, Inc.		241,110
11,910	@	Volcom, Inc.		221,169
30,680	@	Warnaco Group, Inc.		1,108,775
25,000	@	Warner Music Group Corp.		121,500
6,340	@, L	West Marine, Inc.		68,979
64,220	@, S	Wet Seal, Inc.		234,403
6,590		Weyco Group, Inc.		150,120
19,980	@, L	Winnebago Industries		198,601
37,360		Wolverine World Wide, Inc.		942,219
14,380	L	World Wrestling Entertainment, Inc.		223,753
14,750	@	Zumiez, Inc.		237,623

				84,159,320

		Consumer Staples:	3.3%
5,490		Alico, Inc.		126,160
56,740	@, S	Alliance One International, Inc.		201,994
15,830	@	American Italian Pasta Co.		836,932
14,140		Andersons, Inc.		460,823
28,890		B&G Foods, Inc.		311,434
6,750	@	Boston Beer Co., Inc.		455,288
9,670	L	Calavo Growers, Inc.		173,673
11,600		Cal-Maine Foods, Inc.		370,388
38,170		Casey’s General Stores, Inc.		1,332,133
27,200	@	Central Garden & Pet Co.		243,984
28,220	@	Chiquita Brands International, Inc.		342,873
4,400		Coca-Cola Bottling Co. Consolidated		210,848
57,170	@	Darling International, Inc.		429,347
13,580	S	Diamond Foods, Inc.		558,138
24,100	@, L	Dole Food Co., Inc.		251,363
17,290	@	Elizabeth Arden, Inc.		251,051
6,960		Farmer Bros Co.		105,026
26,510	@	Fresh Del Monte Produce, Inc.		536,562
21,350	@, L	Great Atlantic & Pacific Tea Co.		83,265
27,130	@	Hain Celestial Group, Inc.		547,212
46,980	@, S	Heckmann Corp.		217,987
15,660	L	Imperial Sugar Co.		158,166
10,540		Ingles Markets, Inc.		158,627
5,470		Inter Parfums, Inc.		77,838
10,220		J&J Snack Foods Corp.		430,262
15,130		Lancaster Colony Corp.		807,337
21,300		Lance, Inc.		351,237
5,680	@, L	Medifast, Inc.		147,169
5,630		Nash Finch Co.		192,321
7,200	@	National Beverage Corp.		88,416
37,270		Nu Skin Enterprises, Inc.		929,141
7,500	@	Nutraceutical International Corp.		114,450
5,200		Oil-Dri Corp. of America		119,340
8,710	@, L	Pantry, Inc.		122,898
34,600	@	Pilgrim’s Pride Corp.		227,322
29,880	@	Prestige Brands Holdings, Inc.		211,550
11,260		Pricesmart, Inc.		261,570
340,900	@, S	Rite Aid Corp.		334,082
33,170		Ruddick Corp.		1,027,938
16,340		Sanderson Farms, Inc.		829,092
6,330	@	Seneca Foods Corp.		204,206
41,210	@, S	Smart Balance, Inc.		168,549
20,640		Spartan Stores, Inc.		283,181
12,400	@	Spectrum Brands Holdings, Inc.		314,464
42,250	@, L	Star Scientific, Inc.		69,290
11,240	@, L	Synutra International, Inc.		181,751
18,870	L	Tootsie Roll Industries, Inc.		446,276
25,010	@	TreeHouse Foods, Inc.		1,141,957
31,830	@	United Natural Foods, Inc.		951,080
16,070		Universal Corp.		637,658
5,150	@, L	USANA Health Sciences, Inc.		188,130
27,031	L	Vector Group Ltd.		454,661
3,210		Village Super Market		84,263
10,790		WD-40 Co.		360,386
8,200		Weis Markets, Inc.		269,862
38,200	@	Winn-Dixie Stores, Inc.		368,248

				20,759,199

		Energy:	5.2%
51,360	@, L	Allis-Chalmers Energy, Inc.		105,802
35,600	@, L	American Oil & Gas, Inc.		223,568
5,370		Apco Oil and Gas International, Inc.		126,249
12,900	@	Approach Resources, Inc.		88,752
25,780	@	Arena Resources, Inc.		822,382
26,670	@, L	ATP Oil & Gas Corp.		282,435
17,120	@	Basic Energy Services, Inc.		131,824
36,870		Berry Petroleum Co.		948,296
27,460	@	Bill Barrett Corp.		844,944
73,400	@, S	Boots & Coots, Inc.		216,530
55,170	@, L	BPZ Energy, Inc.		228,956
83,380	@	Brigham Exploration Co.		1,282,384
26,630	@	Bristow Group, Inc.		782,922
64,280	@, S	Cal Dive International, Inc.		376,038
32,500	@	Callon Petroleum Co.		204,750
13,910		CARBO Ceramics, Inc.		1,004,163
18,100	@	Carrizo Oil & Gas, Inc.		281,093
49,230	@, L	Cheniere Energy, Inc.		138,829
3,400	@	Clayton Williams Energy, Inc.		143,208
24,340	@, L	Clean Energy Fuels Corp.		363,640
21,700	@	Cloud Peak Energy, Inc.		287,742
61,540	@, S	Complete Production Services, Inc.		880,022
9,220	@	Contango Oil & Gas Co.		412,595
25,020	@	Crosstex Energy, Inc.		160,378
15,900	@	CVR Energy, Inc.		119,568
9,070	@	Dawson Geophysical Co.		192,919
113,500	@, L	Delta Petroleum Corp.		97,610
34,450	@, S	DHT Maritime, Inc.		132,633
23,520	@	Dril-Quip, Inc.		1,035,350
80,150	@, L	Endeavour International Corp.		84,959
20,400	@	Energy Partners Ltd.		249,084
33,900	@	Energy XXI Bermuda Ltd.		534,942
41,190	@, S	FX Energy, Inc.		149,108
36,328	@, L	General Maritime Corp.		219,421
9,900	@	Georesources, Inc.		137,907
11,400	@	Global Geophysical Services, Inc.		79,458
67,660	@, S	Global Industries Ltd.		303,793
31,700	@, L	GMX Resources, Inc.		205,733
31,530		Golar LNG Ltd.		311,201
17,090	@, L	Goodrich Petroleum Corp.		205,080
6,590		Gulf Island Fabrication, Inc.		102,277
14,220	@	Gulfmark Offshore, Inc.		372,564
15,900	@	Gulfport Energy Corp.		188,574
22,800	@, L	Harvest Natural Resources, Inc.		168,036
71,800	@	Helix Energy Solutions Group, Inc.		773,286
72,090	@, S	Hercules Offshore, Inc.		175,179
17,340	@	Hornbeck Offshore Services, Inc.		253,164
71,390	@, L	International Coal Group, Inc.		274,852
85,680	@, S	ION Geophysical Corp.		298,166
19,590	@, L	James River Coal Co.		311,873
93,010	@	Key Energy Services, Inc.		853,832
9,840	@	Knightsbridge Tankers Ltd.		173,086
71,200	@, S	Kodiak Oil & Gas Corp.		227,128
13,900	@	L&L Energy, Inc.		119,540
20,620		Lufkin Industries, Inc.		803,974
50,500	@, S	Magnum Hunter Resources Corp.		220,180
17,160	@	Matrix Service Co.		159,760
46,070	@, L	McMoRan Exploration Co.		511,838
12,400	@	Miller Petroleum, Inc.		71,424
9,310	@	Natural Gas Services Group, Inc.		140,860
54,440	@	Newpark Resources		329,362
30,880	L	Nordic American Tanker Shipping		867,419
22,720	@	Northern Oil And Gas, Inc.		291,725
16,000		Overseas Shipholding Group		592,640
2,150	@	OYO Geospace Corp.		104,232
4,990		Panhandle Oil and Gas, Inc.		131,886
44,900	@, S	Parker Drilling Co.		177,355
45,200	@	Patriot Coal Corp.		531,100
29,280		Penn Virginia Corp.		588,821
13,110	@	Petroleum Development Corp.		335,878
32,110	@, S	Petroquest Energy, Inc.		217,064
9,060	@	PHI, Inc.		127,655
31,800	@, S	Pioneer Drilling Co.		180,306
20,600	@, L	Resolute Energy Corp.		252,144
22,830	@, L	Rex Energy Corp.		230,583
4,630	@, L	Rex Stores Corp.		74,080
30,120	@	Rosetta Resources, Inc.		596,677
21,490		RPC, Inc.		293,339
25,440	L	Ship Finance International Ltd.		454,867
24,480	@	Stone Energy Corp.		273,197
16,010	@	Superior Well Services, Inc.		267,687
22,960	@	Swift Energy Co.		617,854
43,420	@, S	Syntroleum Corp.		71,209
12,590	@	T-3 Energy Services, Inc.		351,261
15,740	@	Teekay Tankers Ltd.		175,186
17,600	@	Tesco Corp.		216,128
48,170	@	Tetra Technologies, Inc.		437,384
119,100	@, S	TransAtlantic Petroleum Ltd.		377,547
37,190	@, L	Uranium Energy Corp.		87,768
74,830	@, S	USEC, Inc.		356,191
39,070	@, S	Vaalco Energy, Inc.		218,792
75,050	@, S	Vantage Drilling Co.		101,318
12,290	@	Venoco, Inc.		202,416
17,240		W&T Offshore, Inc.		163,090
56,220	@, S	Warren Resources, Inc.		163,038
44,180	@, L	Western Refining, Inc.		222,225
18,600	@	Willbros Group, Inc.		137,640
42,840		World Fuel Services Corp.		1,111,270

				32,524,195

		Financials:	13.8%
12,350		1st Source Corp.		208,962
11,800		Abington Bancorp, Inc.		102,896
36,060	S	Advance America Cash Advance Centers, Inc.		148,928
69,080		Alterra Capital Holdings Ltd.		1,297,322
194,680	@, L	AMBAC Financial Group, Inc.		130,436
235,390	@, L	American Capital Ltd.		1,134,580
37,420		American Equity Investment Life Holding Co.		386,174
5,730		American Physicians Capital, Inc.		176,771
3,620		American Physicians Service Group, Inc.		88,509
6,300	@	American Safety Insurance Holdings Ltd.		99,036
17,006	@	Ameris Bancorp.		164,274
13,720	@	Amerisafe, Inc.		240,786
12,630		Amtrust Financial Services, Inc.		152,065
127,110		Apollo Investment Corp.		1,185,936
19,390		Argo Group International Holdings Ltd.		593,140
4,600		Arlington Asset Investment Corp.		86,618
5,325	L	Arrow Financial Corp.		123,008
19,600		Artio Global Investors, Inc.		308,504
63,980		Astoria Financial Corp.		880,365
5,280	@	Avatar Holdings, Inc.		101,270
5,950		Bancfirst Corp.		217,116
19,180		Banco Latinoamericano de Exportaciones S.A.		239,558
11,150	@	Bancorp, Inc.		87,305
27,650		Bank Mutual Corp.		157,052
1,870		Bank of Marin Bancorp		59,709
10,240		Bank of the Ozarks, Inc.		363,213
22,500		BankFinancial Corp.		186,975
22,050	@	Beneficial Mutual Bancorp, Inc.		217,854
9,610		Berkshire Hills Bancorp., Inc.		187,203
28,440	S	BGC Partners, Inc.		145,328
44,950		BlackRock Kelso Capital Corp.		443,657
7,600	@	BofI Holding, Inc.		107,312
31,200		Boston Private Financial Holdings, Inc.		200,616
3,630	L	Bridge Bancorp, Inc.		88,136
28,740		Brookline Bancorp., Inc.		255,211
10,700		Bryn Mawr Bank Corp.		179,546
10,370		Calamos Asset Management, Inc.		96,234
5,540		Camden National Corp.		152,184
2,120	L	Capital Southwest Corp.		186,369
20,490		Cardinal Financial Corp.		189,328
19,150	@	Cardtronics, Inc.		248,184
22,480		Cash America International, Inc.		770,390
50,120		Cathay General Bancorp.		517,740
19,370		Centerstate Banks of Florida, Inc.		195,443
16,530	L	Chemical Financial Corp.		360,023
5,360		Citizens & Northern Corp.		57,352
246,800	@, S	Citizens Banking Corp.		209,780
21,770	@	Citizens, Inc.		144,988
11,340	L	City Holding Co.		316,159
17,100	L	Clifton Savings Bancorp, Inc.		147,915
6,170	@	CNA Surety Corp.		99,152
6,560	L	CNB Financial Corp.		72,029
127,000	@, S	CNO Financial Group, Inc.		628,650
39,510		CoBiz Financial, Inc.		260,371
8,770		Cohen & Steers, Inc.		181,890
26,130		Columbia Banking System, Inc.		477,134
22,090		Community Bank System, Inc.		486,643
11,690	L	Community Trust Bancorp., Inc.		293,419
17,930	S	Compass Diversified Trust		240,441
25,024	@, L	CompuCredit Holdings Corp.		99,095
2,820		Consolidated-Tomoka Land Co.		80,370
30,800	@, S	Cowen Group, Inc.		126,280
4,750	@	Credit Acceptance Corp.		231,658
54,120		CVB Financial Corp.		514,140
12,780		Danvers Bancorp, Inc.		184,671
27,440		Delphi Financial Group		669,810
18,110		Dime Community Bancshares		223,296
16,640	@	Dollar Financial Corp.		329,306
9,800		Donegal Group, Inc.		120,442
12,380		Duff & Phelps Corp.		156,359
11,400	@, L	Eagle Bancorp, Inc.		134,292
13,580	@	eHealth, Inc.		154,405
3,800		EMC Insurance Group, Inc.		83,334
28,830		Employers Holdings, Inc.		424,666
12,260	@	Encore Capital Group, Inc.		252,679
4,120	@	Enstar Group Ltd.		273,733
11,450		Enterprise Financial Services Corp.		110,378
10,860		Epoch Holding Corp.		133,252
8,910		ESB Financial Corp.		116,276
8,150		ESSA Bancorp, Inc.		100,327
10,730		Evercore Partners, Inc.		250,546
30,460	@	Ezcorp, Inc.		565,033
9,170		FBL Financial Group, Inc.		192,570
13,990	@, S	FBR Capital Markets Corp.		46,587
6,200	L	Federal Agricultural Mortgage Corp.		86,986
31,070		Fifth Street Finance Corp		342,702
3,000	L	Financial Institutions, Inc.		53,280
75,000		First American Financial Corp.		951,000
10,690		First Bancorp.		154,898
37,730	S	First Busey Corp.		170,917
20,250	@	First Cash Financial Services, Inc.		441,450
51,620		First Commonwealth Financial Corp.		271,005
6,800		First Community Bancshares, Inc.		99,892
38,580		First Financial Bancorp.		576,771
15,510		First Financial Bankshares, Inc.		745,876
9,330		First Financial Corp.		240,807
9,600		First Financial Holdings, Inc.		109,920
73,050	@, L	First Marblehead Corp.		171,668
19,520		First Merchants Corp.		165,530
48,830		First Midwest Bancorp., Inc.		593,773
3,070		First of Long Island Corp.		78,930
76,114		FirstMerit Corp.		1,303,833
37,460	@, S	Flagstar Bancorp, Inc.		117,624
31,760		Flagstone Reinsurance Holdings SA		343,643
21,000		Flushing Financial Corp.		256,830
69,066		FNB Corp.		554,600
22,170	@	Forestar Real Estate Group, Inc.		398,173
8,565	@	Fpic Insurance Group, Inc.		219,692
4,740	L	GAMCO Investors, Inc.		176,328
42,310	S	GFI Group, Inc.		236,090
46,060		Glacier Bancorp., Inc.		675,700
19,640		Gladstone Capital Corp.		212,308
9,250	S	Gladstone Investment Corp.		53,928
43,530	@, S	Gleacher & Co., Inc.		111,002
10,390		Great Southern Bancorp., Inc.		211,021
20,050	@	Greenlight Capital Re Ltd.		505,060
11,300	@	Hallmark Financial Services, Inc.		112,435
17,770		Hancock Holding Co.		592,807
72,700	@, S	Hanmi Financial Corp.		91,602
6,860	L	Harleysville Group, Inc.		212,866
8,220	L	Heartland Financial USA, Inc.		142,042
29,955		Hercules Technology Growth Capital, Inc.		275,886
4,690	@	Heritage Financial Corp.		70,209
24,220	@	Hilltop Holdings, Inc.		242,442
13,624		Home Bancshares, Inc.		310,763
5,760		Home Federal Bancorp, Inc.		72,749
27,070		Horace Mann Educators Corp.		414,171
5,300		Hudson Valley Holding Corp.		122,536
16,690		IBERIABANK Corp.		859,201
12,300		Independent Bank Corp.		303,564
8,150		Infinity Property & Casualty Corp.		376,367
7,955	@, L	International Assets Holding Corp.		127,280
36,130		International Bancshares Corp.		603,010
29,300	@	Investment Technology Group, Inc.		470,558
28,750	@	Investors Bancorp, Inc.		377,200
4,981		Kansas City Life Insurance Co.		147,288
8,870	L	Kayne Anderson Energy Development Co.		134,558
22,770	@	KBW, Inc.		488,189
10,000		Kearny Financial Corp.		91,600
11,400	@, L	Kennedy-Wilson Holdings, Inc.		115,140
60,200	@	Knight Capital Group, Inc.		830,158
36,520	@, S	LaBranche & Co., Inc.		156,306
14,310	L	Lakeland Bancorp, Inc.		121,921
11,870		Lakeland Financial Corp.		237,163
4,955	L	Life Partners Holdings, Inc.		101,379
44,200		Maiden Holdings Ltd.		290,394
8,350	L	Main Street Capital Corp.		124,666
17,320	L	MainSource Financial Group, Inc.		124,184
19,070		MarketAxess Holdings, Inc.		262,975
35,000		MB Financial Corp.		643,650
49,200	S	MCG Capital Corp.		237,636
32,000	L	Meadowbrook Insurance Group, Inc.		276,160
10,500		Medallion Financial Corp.		69,300
5,370		Merchants Bancshares, Inc.		119,321
4,030	@	Metro Bancorp, Inc.		49,730
52,600	@	MF Global Holdings, Ltd.		300,346
145,050	@, L	MGIC Investment Corp.		999,395
6,200		Midsouth Bancorp, Inc.		79,174
44,460		Montpelier Re Holdings Ltd.		663,788
15,150		MVC Capital, Inc.		195,738
20,150	@	Nara Bancorp., Inc.		169,865
3,320	L	National Bankshares, Inc.		80,444
30,280	@	National Financial Partners Corp.		295,836
8,590	L	National Interstate Corp.		170,254
83,910		National Penn Bancshares, Inc.		504,299
1,365		National Western Life Insurance Co.		208,517
7,630	@	Navigators Group, Inc.		313,822
23,030		NBT Bancorp., Inc.		470,273
17,900		Nelnet, Inc.		345,112
72,840		NewAlliance Bancshares, Inc.		816,536
14,100	@	NewStar Financial, Inc.		89,676
13,070		NGP Capital Resources Co.		93,712
10,180		Northfield Bancorp, Inc.		132,136
80,070		Northwest Bancshares, Inc.		918,403
16,470	L	OceanFirst Financial Corp.		198,793
49,850	@	Ocwen Financial Corp.		507,972
59,130		Old National Bancorp.		612,587
15,600	@	OmniAmerican Bancorp, Inc.		176,124
4,660		Oppenheimer Holdings, Inc.		111,607
26,050	@	OptionsXpress Holdings, Inc.		410,027
19,950		Oriental Financial Group		252,567
51,975		Oritani Financial Corp.		519,750
5,770	L	Orrstown Financial Services, Inc.		127,690
17,540		PacWest Bancorp		321,157
7,460		Park National Corp.		485,198
19,430		PennantPark Investment Corp.		185,557
12,120		Peoples Bancorp., Inc.		175,740
34,490	@	PHH Corp.		656,690
82,010	@, S	Phoenix Cos., Inc.		173,041
13,790	@	Pico Holdings, Inc.		413,286
22,880	@	Pinnacle Financial Partners, Inc.		294,008
12,630	@	Piper Jaffray Cos.		406,939
32,440		Platinum Underwriters Holdings Ltd.		1,177,248
23,390	@, S	PMA Capital Corp.		153,205
97,550	@, S	PMI Group, Inc.		281,920
11,520	@	Portfolio Recovery Associates, Inc.		769,306
15,080		Presidential Life Corp.		137,228
16,500	@	Primerica, Inc.		353,760
24,710	@, S	Primus Guaranty Ltd.		91,180
25,820		PrivateBancorp, Inc.		286,086
23,640	@	ProAssurance Corp.		1,341,806
40,090	S	Prospect Capital Corp.		386,869
33,400		Prosperity Bancshares, Inc.		1,160,650
39,470		Provident Financial Services, Inc.		461,404
26,820		Provident New York Bancorp		237,357
95,700		Radian Group, Inc.		692,868
15,130	L	Renasant Corp.		217,116
5,760	L	Republic Bancorp., Inc.		129,024
29,200		Retail Opportunity Investments		281,780
11,590		RLI Corp.		608,591
9,356		Rockville Financial, Inc.		111,430
12,270		Roma Financial Corp.		133,252
15,960	L	S&T Bancorp, Inc.		315,370
14,793	@	Safeguard Scientifics, Inc.		156,214
9,120		Safety Insurance Group, Inc.		337,622
17,040		Sandy Spring Bancorp, Inc.		238,730
7,680	L	SCBT Financial Corp.		270,490
12,220		SeaBright Insurance Holdings, Inc.		115,846
38,490		Selective Insurance Group		571,961
8,250	L	Sierra Bancorp.		94,875
29,300	@	Signature Bank		1,113,693
11,710		Simmons First National Corp.		307,505
5,200		Solar Capital Ltd.		100,152
9,692	L	Southside Bancshares, Inc.		190,351
12,040		Southwest Bancorp., Inc.		160,012
10,180		State Auto Financial Corp.		157,892
16,800		State Bancorp, Inc.		159,600
12,870	L	StellarOne Corp.		164,350
19,150		Sterling Bancorp.		172,350
63,750	S	Sterling Bancshares, Inc.		300,263
12,100		Stewart Information Services Corp.		109,142
21,390	@	Stifel Financial Corp.		928,112
3,100	L	Student Loan Corp.		74,648
8,030	L	Suffolk Bancorp		248,448
93,520		Susquehanna Bancshares, Inc.		779,022
29,160	@	SVB Financial Group		1,202,267
16,930		SWS Group, Inc.		160,835
8,140	L	SY Bancorp., Inc.		187,057
8,390	@, L	Tejon Ranch Co.		193,641
6,850		Territorial Bancorp, Inc.		129,808
19,840	@	Texas Capital Bancshares, Inc.		325,376
20,100		TICC Capital Corp.		168,840
4,706		Tompkins Financial Corp.		177,652
6,920		Tower Bancorp, Inc.		151,479
26,254		Tower Group, Inc.		565,249
16,760		TowneBank		243,355
38,300	@	TradeStation Group, Inc.		258,525
14,100		Triangle Capital Corp.		200,502
10,490		Trico Bancshares		177,596
50,950		Trustco Bank Corp.		285,320
45,150		Trustmark Corp.		940,023
21,610		UMB Financial Corp.		768,452
82,460		Umpqua Holdings Corp.		946,641
12,870		Union First Market Bankshares Corp.		157,786
12,386	@	United America Indemnity Ltd.		91,161
25,380	L	United Bankshares, Inc.		607,597
51,808	@, S	United Community Banks, Inc.		204,642
9,440	L	United Financial Bancorp, Inc.		128,856
18,720		United Fire & Casualty Co.		371,030
11,660	L	Univest Corp. of Pennsylvania		201,951
8,540	L	ViewPoint Financial Group		118,279
6,380	@, L	Virtus Investment Partners		119,434
12,000		Washington Banking Co.		153,480
12,010		Washington Trust Bancorp, Inc.		204,650
47,860		Webster Financial Corp.		858,608
17,170		WesBanco, Inc.		289,315
11,720	@, L	West Bancorporation, Inc.		79,813
22,370	S	Westamerica Bancorp.		1,174,872
40,140	@	Western Alliance Bancorp.		287,804
24,260		Westfield Financial, Inc.		202,086
4,380		Westwood Holdings Group, Inc.		153,957
63,800		Whitney Holding Corp.		590,150
14,150	L	Wilshire Bancorp., Inc.		123,813
21,240		Wintrust Financial Corp.		708,142
10,760	@, L	World Acceptance, Corp.		412,216
5,980		WSFS Financial Corp.		214,861

				87,173,245

		Health Care:	13.2%
12,380	@	Abaxism, Inc.		265,303
20,380	@	Abiomed, Inc.		197,278
20,810	@, S	Accelrys, Inc.		134,225
30,170	@	Accuray, Inc.		200,027
26,460	@	Acorda Therapeutics, Inc.		823,171
9,430	@, L	Affymax, Inc.		56,391
41,500	@, S	Affymetrix, Inc.		244,850
8,300	@, L	AGA Medical Holdings, Inc.		105,327
6,920	@	Air Methods Corp.		205,870
27,350	@, S	Akorn, Inc.		81,230
17,450	@	Albany Molecular Research, Inc.		90,217
39,250	@, L	Align Technology, Inc.		583,648
64,770	@	Alkermes, Inc.		806,387
17,810	@, S	Alliance Imaging, Inc.		71,952
41,930	@, L	Allos Therapeutics, Inc.		257,031
5,970	@	Almost Family, Inc.		208,532
24,250	@, L	Alnylam Pharmaceuticals, Inc.		364,235
49,740	@, S	Alphatec Holdings, Inc.		230,794
14,540	@, L	AMAG Pharmaceuticals, Inc.		499,449
20,490	@, L	Amedisys, Inc.		900,945
9,350		America Service Group, Inc.		160,820
12,220	@	American Dental Partners, Inc.		147,984
52,360	@	American Medical Systems Holdings, Inc.		1,158,203
37,250	@	AMERIGROUP Corp.		1,209,880
21,210	@	AMN Healthcare Services, Inc.		158,651
20,440	@	Amsurg Corp.		364,241
7,900		Analogic Corp.		359,529
18,200	@	Angiodynamics, Inc.		268,450
10,180	@, L	Ardea Biosciences, Inc.		209,301
58,000	@, L	Arena Pharmaceuticals, Inc.		178,060
65,700	@, L	Ariad Pharmaceuticals, Inc.		185,274
22,670	@, S	Arqule, Inc.		97,481
40,930	@, S	Array Biopharma, Inc.		124,837
16,700	@	Arthrocare Corp.		511,855
6,110	@	Assisted Living Concepts, Inc.		180,795
22,380	@, L	Athenahealth, Inc.		584,789
830		Atrion Corp.		112,092
52,890	@, S	ATS Medical, Inc.		209,973
26,020	@	Auxilium Pharmaceuticals, Inc.		611,470
55,000	@, S	AVANIR Pharmaceuticals, Inc.		141,350
100,000	@, L	AVI BioPharma, Inc.		161,000
17,990	@	BioCryst Pharmaceuticals, Inc.		106,321
13,462	@	BioMimetic Therapeutics, Inc.		149,697
12,740	@	Bio-Reference Labs, Inc.		282,446
27,610	@	Bioscrip Inc.		144,676
21,550	@, L	BMP Sunstone Corp.		110,983
45,230	@	Bruker BioSciences Corp.		549,997
18,530	@, L	Cadence Pharmaceuticals, Inc.		129,895
31,080	@, S	Cambrex Corp.		97,902
7,200		Cantel Medical Corp.		120,240
28,980	@, S	Capital Senior Living Corp.		144,031
18,800	@	CardioNet, Inc.		103,024
25,630	@	Catalyst Health Solutions, Inc.		884,235
49,970	@	Celera Corp.		327,304
26,200	@, L	Celldex Therapeutics, Inc.		119,472
30,240	@	Centene Corp.		650,160
37,500	@	Cepheid, Inc.		600,750
14,490		Chemed Corp.		791,734
9,570	@	Chindex International, Inc.		119,912
30,900	@, S	Clarient, Inc.		95,172
12,980	@, L	Clinical Data, Inc.		161,471
9,800	@	Codexis, Inc.		85,848
54,800	@, S	Combinatorx, Inc.		79,460
7,330		Computer Programs & Systems, Inc.		299,944
21,630	@, L	Conceptus, Inc.		336,995
19,740	@	Conmed Corp.		367,756
4,000	@	Corvel Corp.		135,160
19,260	@	Cross Country Healthcare, Inc.		173,147
25,450	@, S	CryoLife, Inc.		137,176
40,170	@	Cubist Pharmaceuticals, Inc.		827,502
50,950	@, S	Curis, Inc.		70,821
13,090	@	Cutera, Inc.		120,559
16,990	@	Cyberonics		402,323
14,180	@	Cynosure, Inc.		152,719
45,000	@, S	Cytokinetics, Inc.		106,650
20,900	@, S	Cytori Therapeutics, Inc.		72,732
23,320	@, L	Delcath Systems, Inc.		147,849
48,400	@, S	Depomed, Inc.		135,520
30,280	@	DexCom, Inc.		350,037
12,700	@	Dionex Corp.		945,642
51,010	@, S	Durect Corp.		123,954
43,010	@, S	Dyax Corp.		97,633
49,200	@, S	Dynavax Technologies Corp.		91,512
34,730	@	Eclipsys Corp.		619,583
11,570	@	Emergent Biosolutions, Inc.		189,054
11,880	@, L	Emeritus Corp.		193,763
37,130	@, S	Endologix, Inc.		168,199
7,220		Ensign Group, Inc.		119,274
10,730	@, S	Enzo Biochem, Inc.		43,671
33,350	@, L	Enzon Pharmaceuticals, Inc.		355,178
29,370	@	eResearch Technology, Inc.		231,436
10,400	@	Eurand NV		100,776
62,720	@	ev3, Inc.		1,405,555
10,610	@	Exactech, Inc.		181,219
69,950	@, S	Exelixis, Inc.		242,727
10,000	@	Furiex Pharmaceuticals, Inc.		101,600
9,530	@	Genomic Health, Inc.		123,223
11,650	@	Genoptix, Inc.		200,380
17,440	@	Gentiva Health Services, Inc.		471,054
59,210	@, L	Geron Corp.		297,234
15,380	@	Greatbatch, Inc.		343,128
19,490	@	Haemonetics Corp.		1,043,105
39,860	@	Halozyme Therapeutics, Inc.		280,614
18,040	@, L	Hanger Orthopedic Group, Inc.		323,998
68,830	@, L	Hansen Medical, Inc.		146,608
21,800	@	Health Grades, Inc.		130,800
64,420	@, S	Healthsouth Corp.		1,205,298
38,270	@	Healthspring, Inc.		593,568
34,000	@, S	HealthTronics, Inc.		164,220
24,420	@	Healthways, Inc.		291,086
6,363	@	HeartWare International, Inc.		445,855
7,360	@	Hi-Tech Pharmacal Co., Inc.		168,618
19,020	@	HMS Holdings Corp.		1,031,264
6,680	@, L	ICU Medical, Inc.		214,896
29,200	@	Idenix Pharmaceuticals, Inc.		146,000
50,240	@	Immucor, Inc.		957,072
34,560	@	Immunogen, Inc.		320,371
50,550	@, L	Immunomedics, Inc.		156,200
42,680	@	Impax Laboratories, Inc.		813,481
57,340	@, L	Incyte Corp.		634,754
37,470	@, S	Inspire Pharmaceuticals, Inc.		186,975
20,050	@	Insulet Corp.		301,753
13,030	@	Integra LifeSciences Holdings Corp.		482,110
20,170	@	InterMune, Inc.		188,590
19,760		Invacare Corp.		409,822
23,060	@	inVentiv Health, Inc.		590,336
12,270	@	IPC The Hospitalist Co., Inc.		307,977
11,390	@	IRIS International, Inc.		115,495
17,600	@	Ironwood Pharmaceuticals, Inc.		209,792
51,120	@	Isis Pharmaceuticals, Inc.		489,218
14,300	@	Jazz Pharmaceuticals, Inc.		111,969
12,750	@	Kendle International, Inc.		146,880
9,140	@	Kensey Nash Corp.		216,709
28,100	@, S	Keryx Biopharmaceuticals, Inc.		102,846
26,600	@	Kindred Healthcare, Inc.		341,544
7,180		Landauer, Inc.		437,118
19,460	@, L	LCA-Vision, Inc.		107,808
141,100	@, S	Lexicon Genetics, Inc.		180,608
7,110	@, L	LHC Group, Inc.		197,303
74,130	@, S	Ligand Pharmaceuticals, Inc.		108,230
22,680	@	Luminex Corp.		367,870
22,900	@	Magellan Health Services, Inc.		831,728
18,100	@, L	MAKO Surgical Corp.		225,345
37,610	@, L	MannKind Corp.		240,328
6,100	@	MAP Pharmaceuticals, Inc.		80,032
20,910	@	Martek Biosciences Corp.		495,776
37,310	@	Masimo Corp.		888,351
24,830	@, L	MedAssets, Inc.		573,076
24,150	@	Medcath Corp.		189,819
8,160	@	Medical Action Industries, Inc.		97,838
28,440	@	Medicines Co.		216,428
41,600		Medicis Pharmaceutical Corp.		910,208
10,900	@	Medidata Solutions, Inc.		168,841
19,440	@	Medivation, Inc.		171,850
14,840	@, L	MELA Sciences, Inc.		110,410
46,600	@, S	Merge Healthcare, Inc.		136,538
28,990		Meridian Bioscience, Inc.		492,830
15,610	@	Merit Medical Systems, Inc.		250,853
18,380	@, L	Metabolix, Inc.		263,018
35,400	@, S	Metropolitan Health Networks, Inc.		132,042
55,210	@, L	Micromet, Inc.		344,510
9,460	@	Micrus Endovascular Corp.		196,673
8,240	@	Molina Healthcare, Inc.		237,312
22,060	@	Momenta Pharmaceuticals, Inc.		270,456
8,390	@	MWI Veterinary Supply, Inc.		421,681
37,520	@, S	Nabi Biopharmaceuticals		204,109
5,170		National Healthcare Corp.		178,158
19,430	@	Natus Medical, Inc.		316,515
65,770	@	Nektar Therapeutics		795,817
15,215	@	Neogen Corp.		396,351
33,100	@, S	Neostem, Inc.		60,573
26,620	@, S	Neurocrine Biosciences, Inc.		149,072
5,880	@, L	NeurogesX, Inc.		38,984
49,940	@, L	Novavax, Inc.		108,370
28,070	@	NPS Pharmaceuticals, Inc.		180,771
26,880	@, L	NuVasive, Inc.		953,165
16,670	@	NxStage Medical, Inc.		247,383
9,290	@	Obagi Medical Products, Inc.		109,808
17,920	@, L	Odyssey HealthCare, Inc.		478,822
25,670	@	Omnicell, Inc.		300,082
43,910	@, S	Onyx Pharmaceuticals, Inc.		948,017
20,050	@, S	Opko Health, Inc.		45,313
19,040	@	Optimer Pharmaceuticals, Inc.		176,501
36,250	@, S	OraSure Technologies, Inc.		167,838
23,350	@, S	Orexigen Therapeutics, Inc.		98,070
10,680	@	Orthofix International NV		342,294
9,910	@, L	Osiris Therapeutics, Inc.		57,577
43,580		Owens & Minor, Inc.		1,236,800
28,830	@, S	Pain Therapeutics, Inc.		160,295
22,360	@	Palomar Medical Technologies, Inc.		250,208
23,520	@	Par Pharmaceutical Cos., Inc.		610,579
39,560	@	Parexel International Corp.		857,661
81,930	S	PDL BioPharma, Inc.		460,447
64,400	@, S	Peregrine Pharmaceuticals, Inc.		138,460
21,600	@, L	Pharmacyclics, Inc.		143,856
19,580	@, L	Pharmasset, Inc.		535,317
19,710	@	PharMerica Corp.		288,949
24,870	@	Phase Forward, Inc.		414,832
15,610	@, L	Pozen, Inc.		109,426
19,610	@, S	Progenics Pharmaceuticals, Inc.		107,463
5,230	@	Providence Service Corp.		73,220
39,330	@	PSS World Medical, Inc.		831,830
37,360	@	Psychiatric Solutions, Inc.		1,222,419
38,400	@, S	Pure Bioscience		91,776
11,740	L	Quality Systems, Inc.		680,803
39,230	@, L	Questcor Pharmaceuticals, Inc.		400,538
13,650	@, L	Quidel Corp.		173,219
16,680	@	RehabCare Group, Inc.		363,290
8,050	@	Res-Care, Inc.		77,763
29,150	@	Rigel Pharmaceuticals, Inc.		209,880
11,100	@	Rochester Medical Corp.		104,895
63,290	@, S	RTI Biologics, Inc.		185,440
39,030	@	Salix Pharmaceuticals Ltd.		1,523,341
36,360	@, L	Sangamo Biosciences, Inc.		134,896
33,500	@, S	Santarus, Inc.		83,080
42,440	@	Savient Pharmaceuticals, Inc.		534,744
51,070	@	Seattle Genetics, Inc.		612,329
23,800	@	Select Medical Holdings Corp.		161,364
13,100	@	SenoRx, Inc.		143,838
41,450	@, L	Sequenom, Inc.		244,970
20,920	@, L	SIGA Technologies, Inc.		161,084
26,130	@	Sirona Dental Systems, Inc.		910,369
12,910	@	Skilled Healthcare Group, Inc.		87,659
9,400	@	Somanetics Corp.		234,530
27,200	@, S	Somaxon Pharmaceuticals, Inc.		97,920
12,120	@	SonoSite, Inc.		328,573
19,920	@, S	Spectranetics Corp.		103,186
28,340	@, L	Spectrum Pharmaceuticals, Inc.		111,093
75,420	@, L	StemCells, Inc.		70,895
22,070	@, L	Stereotaxis, Inc.		73,052
38,820		Steris Corp.		1,206,526
28,200	@, L	Sun Healthcare Group, Inc.		227,856

	30,350	@, S	Sunrise Senior Living, Inc.		84,373
	63,930	@, S	SuperGen, Inc.		129,139
	10,170	@, L	SurModics, Inc.		166,890
	20,090	@	Symmetry Medical, Inc.		211,749
	20,600	@	Syneron Medical Ltd.		211,768
	6,000	@	Synovis Life Technologies, Inc.		91,680
	16,200	@	Targacept, Inc.		313,146
	9,300	@	Team Health Holdings, Inc.		120,156
	41,810	@, L	Theravance, Inc.		525,552
	43,890	@, S	TomoTherapy, Inc.		139,570
	12,770	@	Triple-S Management Corp.		236,884
	16,920	@	Universal American Financial Corp.		243,648
	5,700	@	US Physical Therapy, Inc.		96,216
	17,950	@	Vanda Pharmaceuticals, Inc.		118,650
	12,500	@	Vascular Solutions, Inc.		156,250
	44,100	@, L	Vical, Inc.		136,710
	50,190	@	Viropharma, Inc.		562,630
	7,100	@	Virtual Radiologic Corp.		121,836
	10,560	@	Vital Images, Inc.		134,640
	53,870	@, L	Vivus, Inc.		517,152
	28,510	@	Volcano Corp.		622,088
	26,400	@	WellCare Health Plans, Inc.		626,736
	24,080		West Pharmaceutical Services, Inc.		878,679
	22,900	@	Wright Medical Group, Inc.		380,369
	18,240	@, L	Xenoport, Inc.		178,934
	6,100		Young Innovations, Inc.		171,715
	14,110	@	Zoll Medical Corp.		382,381
	36,480	@, L	Zymogenetics, Inc.		153,946

					83,262,764

			Industrials:	14.9%
	12,710	@, L	3D Systems Corp.		159,511
	49,100	@, L	A123 Systems, Inc.		463,013
	8,710		AAON, Inc.		203,030
	23,920	@	AAR Corp.		400,421
	35,650		ABM Industries, Inc.		746,868
	16,880	@	Acacia Research - Acacia Technologies		240,202
	47,160	@	ACCO Brands Corp.		235,328
	44,440		Actuant Corp.		836,805
	31,450		Acuity Brands, Inc.		1,144,151
	14,080		Administaff, Inc.		340,173
	42,940	@, S	Advanced Battery Technologies, Inc.		140,843
	9,780	@	Advisory Board Co.		420,149
	9,860	@, L	Aerovironment, Inc.		214,258
	30,280	@, S	Air Transport Services Group, Inc.		144,133
	30,740	@	Aircastle Ltd.		241,309
	85,380	@, S	Airtran Holdings, Inc.		414,093
	5,300		Alamo Group, Inc.		115,010
	26,360	@	Alaska Air Group, Inc.		1,184,882
	15,690		Albany International Corp.		254,021
	10,100	@	Allegiant Travel Co.		431,169
	17,330	@	Altra Holdings, Inc.		225,637
	6,030	@	Amerco, Inc.		331,952
	6,995	@	American Commercial Lines, Inc.		157,457
	6,500	@	American Railcar Industries, Inc.		78,520
	27,400	@	American Reprographics Co.		239,202
	6,060		American Science & Engineering, Inc.		461,833
	34,760	@, L	American Superconductor Corp.		927,744
	7,140		American Woodmark Corp.		122,094
	6,520	L	Ameron International Corp.		393,352
	4,570		Ampco-Pittsburgh Corp.		95,193
	15,850		AO Smith Corp.		763,812
	25,120	@	APAC Customer Services, Inc.		143,184
	18,900		Apogee Enterprises, Inc.		204,687
	26,410		Applied Industrial Technologies, Inc.		668,701
	8,200		Applied Signal Technology, Inc.		161,130
	9,650	@	Argon ST, Inc.		330,899
	12,100		Arkansas Best Corp.		251,075
	66,330	@	ArvinMeritor, Inc.		868,923
	15,610	@	Astec Industries, Inc.		432,865
	13,900	@	ATC Technology Corp.		224,068
	17,770	@	Atlas Air Worldwide Holdings, Inc.		844,075
	76,030	@	Avis Budget Group, Inc.		746,615
	8,160		AZZ, Inc.		300,043
	9,920		Badger Meter, Inc.		383,805
	32,240		Baldor Electric Co.		1,163,219
	35,600		Barnes Group, Inc.		583,484
	6,900		Barrett Business Services, Inc.		85,560
	27,680	@	Beacon Roofing Supply, Inc.		498,794
	28,750		Belden CDT, Inc.		632,500
	32,850	@	Blount International, Inc.		337,370
	7,750	@, L	BlueLinx Holdings, Inc.		20,383
	25,273		Bowne & Co., Inc.		283,563
	36,720		Brady Corp.		915,062
	27,670		Briggs & Stratton Corp.		470,943
	29,800		Brink’s Co.		567,094
	69,140	@, L	Broadwind Energy, Inc.		193,592
	33,460	@, S	Builders FirstSource, Inc.		80,304
	7,500	@, L	CAI International, Inc.		89,250
	136,800	@, L	Capstone Turbine Corp.		134,064
	5,430		Cascade Corp.		193,362
	34,080	@, S	CBIZ, Inc.		216,749
	6,600		CDI Corp.		102,498
	13,870	@	Celadon Group, Inc.		196,122
	36,930	@	Cenveo, Inc.		202,376
	15,480	@	Ceradyne, Inc.		330,808
	19,350	@	Chart Industries, Inc.		301,473
	11,730		CIRCOR International, Inc.		300,053
	36,230		Clarcor, Inc.		1,286,890
	16,670	@	Clean Harbors, Inc.		1,107,055
	16,980	@	Colfax Corp.		176,762
	10,040	@	Columbus McKinnon Corp.		140,259
	27,680		Comfort Systems USA, Inc.		267,389
	17,300	@	Commercial Vehicle Group, Inc.		176,633
	7,450	@	Consolidated Graphics, Inc.		322,138
	6,790	@	Cornell Cos., Inc.		182,447
	21,880		Corporate Executive Board Co.		574,788
	12,800	@	CoStar Group, Inc.		496,640
	7,420		Courier Corp.		90,598
	6,610	@	CRA International, Inc.		124,466
	9,620		Cubic Corp.		349,976
	31,660		Curtiss-Wright Corp.		919,406
	33,150		Deluxe Corp.		621,563
	17,000		Diamond Management & Technology Consultants, Inc.		175,270
	18,570	@	DigitalGlobe, Inc.		488,391
	12,110	@	Dolan Media Co.		134,663
	20,110	@, L	Dollar Thrifty Automotive Group		856,887
	4,360		Ducommun, Inc.		74,556
	15,760	@	Dycom Industries, Inc.		134,748
	9,760	@, L	Dynamex, Inc.		119,072
	13,560		Dynamic Materials Corp.		217,502
	14,180	@	DynCorp International, Inc.		248,434
	43,260	@, L	Eagle Bulk Shipping, Inc.		182,557
	44,210	@	EMCOR Group, Inc.		1,024,346
	13,810		Encore Wire Corp.		251,204
	32,450	@, L	Ener1, Inc.		109,681
	22,510	@, L	Energy Recovery, Inc.		90,040
	51,060		Energy Solutions, Inc.		259,895
	13,230	@, L	Enernoc, Inc.		415,951
	38,210	@, L	EnerSys		816,548
	17,720		Ennis, Inc.		265,977
	12,640	@	EnPro Industries, Inc.		355,816
	15,900		ESCO Technologies, Inc.		409,425
	18,280	@	Esterline Technologies Corp.		867,386
	21,300	@	Excel Maritime Carriers Ltd.		109,056
	8,290	@	Exponent, Inc.		271,249
	42,840	S	Federal Signal Corp.		258,754
	41,200	@, S	Flow International Corp.		97,232
	25,060	@, S	Force Protection, Inc.		102,746
	19,070		Forward Air Corp.		519,658
	16,320		Franklin Electric Co., Inc.		470,342
	7,000		Freightcar America, Inc.		158,340
	10,730	@, L	Fuel Tech, Inc.		67,814
	51,840	@, L	FuelCell Energy, Inc.		61,171
	34,910	@, L	Furmanite Corp.		138,593
	11,050		G&K Services, Inc.		228,183
	14,500	@	Genco Shipping & Trading Ltd.		217,355
	42,090	@, L	Gencorp, Inc.		184,354
	10,200	@	Generac Holdings, Inc.		142,902
	26,640	@, S	Genesee & Wyoming, Inc.		993,938
	31,290	@	Geo Group, Inc.		649,268
	12,430	@	GeoEye, Inc.		387,070
	17,600	@	Gibraltar Industries, Inc.		177,760
	9,290		Gorman-Rupp Co.		232,715
	83,210	@	GrafTech International Ltd.		1,216,530
	12,220		Graham Corp.		183,178
	19,140		Granite Construction, Inc.		451,321
	31,440	S	Great Lakes Dredge & Dock Corp.		188,640
	15,070	@, L	Greenbrier Cos., Inc.		168,784
	21,530	@	Griffon Corp.		238,122
	20,360	@, L	H&E Equipment Services, Inc.		152,496
	29,060	@	Hawaiian Holdings, Inc.		150,240
	23,710		Healthcare Services Group		449,305
	37,390		Heartland Express, Inc.		542,903
	18,312		Heico Corp.		657,767
	11,490		Heidrick & Struggles International, Inc.		262,202
	11,420	@	Herley Industries, Inc.		162,849
	43,300		Herman Miller, Inc.		817,071
	66,860	@	Hexcel Corp.		1,036,999
	32,620		HNI, Corp.		899,986
	33,560	S	Horizon Lines, Inc.		141,959
	13,790		Houston Wire & Cable Co.		149,622
	26,960	@	HUB Group, Inc.		809,070
	14,750	@	Huron Consulting Group, Inc.		286,298
	10,350	@	ICF International, Inc.		247,676
	16,910	@	II-VI, Inc.		501,043
	16,740	@, S	Innerworkings, Inc.		114,334
	25,890	@	Insituform Technologies, Inc.		530,227
	12,330		Insteel Industries, Inc.		143,275
	29,570		Interface, Inc.		317,582
	22,200	@	Interline Brands, Inc.		383,838
	3,830		International Shipholding Corp.		84,758
	161,730	@, S	JetBlue Airways Corp.		887,898
	18,070		John Bean Technologies Corp.		275,568
	8,740	@	Kadant, Inc.		152,251
	15,700		Kaman Corp.		347,284
	23,000		Kaydon Corp.		755,780
	15,530	@	Kelly Services, Inc.		230,931
	25,030	@	Kforce, Inc.		319,133
	22,980		Kimball International, Inc.		127,079
	39,870	L	Knight Transportation, Inc.		806,969
	31,440		Knoll, Inc.		417,838
	27,630	@	Korn/Ferry International		384,057
	10,050	@	LaBarge, Inc.		114,671
	11,770	@	Ladish Co., Inc.		267,414
	11,220	@	Layne Christensen Co.		272,309
	7,410	@	LB Foster Co.		192,067
	10,440	L	Lindsay Manufacturing Co.		330,844
	7,400	@	LMI Aerospace, Inc.		116,698
	15,520		LSI Industries, Inc.		75,738
	8,440	@	M&F Worldwide Corp.		228,724
	9,500	@	Marten Transport Ltd.		197,410
	34,690	@	Mastec, Inc.		326,086
	15,780		McGrath Rentcorp		359,468
	32,910	@, S	Metalico, Inc.		130,982
	9,230		Met-Pro Corp.		99,315
	4,600	@	Michael Baker Corp.		160,540
	11,376	@	Middleby Corp.		605,089
	9,750		Miller Industries, Inc.		131,333
	16,120		Mine Safety Appliances Co.		399,454
	9,000	@, L	Mistras Group, Inc.		96,480
	24,030	@	Mobile Mini, Inc.		391,208
	31,650	@	Moog, Inc.		1,020,080
	23,920		Mueller Industries, Inc.		588,432
	106,940	S	Mueller Water Products, Inc.		396,747
	14,090	@	MYR Group, Inc./Delaware		235,162
	3,750		Nacco Industries, Inc.		332,850
	33,170	@	Navigant Consulting, Inc.		344,305
	23,760		Nordson Corp.		1,332,461
	25,400	@	North American Galvanizing & Coating, Inc.		194,818
	6,510	@	Northwest Pipe Co.		123,690
	19,810	@, L	Old Dominion Freight Line		696,123
	20,780	@, S	On Assignment, Inc.		104,523
	40,920	@	Orbital Sciences Corp.		645,308
	16,710	@	Orion Marine Group, Inc.		237,282
	21,000		Otter Tail Corp.		405,930
	34,300	@	Pacer International, Inc.		239,757
	9,560	@	Pike Electric Corp.		90,055
	8,770	@	PMFG, Inc.		132,866
	16,970	@	Polypore International, Inc.		385,898
	3,600	@	Powell Industries, Inc.		98,424
	13,500		Primoris Services Corp.		85,050
	17,000	@	Quality Distribution, Inc.		87,890
	20,650		Quanex Building Products Corp.		357,039
	13,300	@	RailAmerica, Inc.		131,936
	8,940		Raven Industries, Inc.		301,367
	13,200	@	RBC Bearings, Inc.		382,668
	11,800	@, L	Republic Airways Holdings, Inc.		72,098
	30,340	@	Resources Connection, Inc.		412,624
	9,200	@	Roadrunner Transportation Systems, Inc.		130,732
	18,120		Robbins & Myers, Inc.		393,929
	36,760		Rollins, Inc.		760,564
	34,720	@, L	RSC Holdings, Inc.		214,222
	20,700	@	Rush Enterprises, Inc. - Class A		276,552
	7,960	@, L	Saia, Inc.		119,400
	36,430	@, S	SatCon Technology Corp.		104,190
	7,500	@	Sauer-Danfoss, Inc.		91,650
	8,740		Schawk, Inc.		130,663
	11,460	@	School Specialty, Inc.		207,082
	210		Seaboard Corp.		317,100
	38,630	@	SFN Group, Inc.		210,920
	25,110		Simpson Manufacturing Co., Inc.		616,451
	39,410		Skywest, Inc.		481,590
	11,140	@	Standard Parking Corp.		176,346
	8,150		Standex International Corp.		206,603
	8,460	@, S	Stanley, Inc.		316,235
	38,200		Steelcase, Inc.		296,050
	8,600	@	Sterling Construction Co., Inc.		111,284
	6,990		Sun Hydraulics Corp.		163,985
	22,720	@	SYKES Enterprises, Inc.		323,306
	11,580		TAL International Group, Inc.		260,203
	61,820	@, L	Taser International, Inc.		241,098
	12,300	@	Team, Inc.		160,515
	9,960	@	Tecumseh Products Co.		110,755
	23,060	@	Teledyne Technologies, Inc.		889,655
	12,180		Tennant Co.		411,928
	40,950	@	Tetra Tech, Inc.		803,030
	5,280		Textainer Group Holdings Ltd.		127,459
	14,200	@	Thermadyne Holdings Corp.		153,502
	30,035		Titan International, Inc.		299,449
	14,740	@, L	Titan Machinery, Inc.		193,536
	18,910		Tredegar Corp.		308,611
	9,250	@, L	Trex Co., Inc.		185,833
	12,200	@	Trimas Corp.		137,982
	9,530		Triumph Group, Inc.		634,984
	27,920	@	TrueBlue, Inc.		312,425
	18,180	@	Tutor Perini Corp.		299,606
	12,800		Twin Disc, Inc.		145,408
	22,550	@, S	Ultrapetrol Bahamas Ltd.		98,093
	46,640	@	United Rentals, Inc.		434,685
	16,800	@	United Stationers, Inc.		915,096
	11,040		Universal Forest Products, Inc.		334,622
	114,340	@, L	US Airways Group, Inc.		984,467
	11,010		US Ecology, Inc.		160,416
	3,890	@	USA Truck, Inc.		62,707
	17,560		Viad Corp.		309,934
	9,990	@	Vicor Corp.		124,775
	19,930	@, L	Volt Information Sciences, Inc.		167,412
	5,300		VSE Corp.		168,646
	35,600	@, L	Wabash National Corp.		253,116
	13,490	@	Waste Services, Inc.		157,293
	19,160		Watsco, Inc.		1,109,747
	19,070		Watts Water Technologies, Inc.		546,546
	27,410		Werner Enterprises, Inc.		600,005
	44,680		Woodward Governor Co.		1,140,680
	8,300	@	Xerium Technologies, Inc.		117,196

					94,323,062

			Information Technology:	17.2%
	21,240	@, L	3PAR, Inc.		197,744
	22,900	@	ACI Worldwide, Inc.		445,863
	31,550	@	Acme Packet, Inc.		848,064
	12,110	@	Actel Corp.		155,250
	40,730	@, S	Actuate Corp.		181,249
	45,400	@	Acxiom Corp.		666,926
	60,350	@	ADC Telecommunications, Inc.		447,194
	69,040	@, S	ADPT Corp.		199,526
	43,240		Adtran, Inc.		1,179,155
	21,450	@	Advanced Energy Industries, Inc.		263,621
	11,070	@, L	Advent Software, Inc.		519,847
	11,760	@	Agilysys, Inc.		78,674
	7,000	@	Alpha & Omega Semiconductor Ltd.		96,670
	20,870	S	American Software, Inc.		96,419
	64,400	@, S	Amkor Technology, Inc.		354,844
	37,930	@, S	Anadigics, Inc.		165,375
	12,840	@, L	Anaren, Inc.		191,830
	10,900	@	Ancestry.com, Inc.		192,058
	20,150	@	Anixter International, Inc.		858,390
	44,930	@	Applied Micro Circuits Corp.		470,866
	7,300	@	Archipelago Learning, Inc.		83,439
	14,770	@	ArcSight, Inc.		330,700
	64,990	@, S	Ariba, Inc.		1,035,291
	91,600	@	Arris Group, Inc.		933,404
	86,560	@, S	Art Technology Group, Inc.		296,035
	40,930	@, L	Aruba Networks, Inc.		582,843
	39,600	@	Aspen Technology, Inc.		431,244
	21,620	@	ATMI, Inc.		316,517
	25,140	@, S	Aviat Networks, Inc.		91,258
	16,950	@	Avid Technology, Inc.		215,774
	27,900	@	AXT, Inc.		125,829
	7,960		Bel Fuse, Inc.		131,420
	18,200	@	Bell Microproducts, Inc.		127,036
	35,700	@	Benchmark Electronics, Inc.		565,845
	23,640	@, S	BigBand Networks, Inc.		71,393
	10,180		Black Box Corp.		283,920
	29,360	L	Blackbaud, Inc.		639,167
	23,490	@, L	Blackboard, Inc.		876,882
	25,760	@	Blue Coat Systems, Inc.		526,277
	14,860	@	Bottomline Technologies, Inc.		193,626
	56,290	@	Brightpoint, Inc.		394,030
	38,980	@	Brooks Automation, Inc.		301,315
	16,260	@	Cabot Microelectronics Corp.		562,433
	20,740	@	CACI International, Inc.		881,035
	9,600	@, L	Calix, Inc.		98,496
	6,050	L	Cass Information Systems, Inc.		207,213
	30,470	@	Cavium Networks, Inc.		798,009
	17,130	@	Ceva, Inc.		215,838
	25,990	@	Checkpoint Systems, Inc.		451,186
	44,710	@, S	Ciber, Inc.		123,847
	37,070	@, L	Cirrus Logic, Inc.		586,077
	26,530	@, L	Cogent, Inc.		239,035
	24,540		Cognex Corp.		431,413
	15,920	@	Coherent, Inc.		546,056
	16,020		Cohu, Inc.		194,323
	27,940	@	Commvault Systems, Inc.		628,650
	12,790	@, L	Compellent Technologies, Inc.		155,015
	16,000	@	comScore, Inc.		263,520
	17,300	@	Comtech Telecommunications		517,789
	12,910	@, L	Comverge, Inc.		115,674
	27,700	@	Concur Technologies, Inc.		1,182,236
	60,700	@, L	Conexant Systems, Inc.		135,968
	17,440	@	Constant Contact, Inc.		371,995
	7,300	@	CPI International, Inc.		113,807
	17,200	@, S	Cray, Inc.		95,976
	17,420	@	CSG Systems International		319,309
	22,400		CTS Corp.		206,976
	48,050	@	Cybersource Corp.		1,226,717
	17,040	@	Cymer, Inc.		511,882
	22,710		Daktronics, Inc.		170,325
	14,100		DDi Corp.		106,173
	27,440	@	DealerTrack Holdings, Inc.		451,388
	4,900	@	Deltek, Inc.		40,866
	15,470	@, L	DemandTec, Inc.		104,423
	14,250	@	DG FastChannel, Inc.		464,265
	5,600	@	Dice Holdings, Inc.		38,752
	5,750	@	Digi International, Inc.		47,553
	26,680	@	Digital River, Inc.		637,919
	23,710	@	Diodes, Inc.		376,278
	18,690	@	DivX, Inc.		143,165
	9,960	@	Double-Take Software, Inc.		104,480
	19,050	@	DSP Group, Inc.		121,730
	10,180	@	DTS, Inc.		334,617
	63,100		Earthlink, Inc.		502,276
	17,450	@, L	Ebix, Inc.		273,616
	10,340	@, L	Echelon Corp.		75,792
	6,300	@, L	Echo Global Logistics, Inc.		76,923
	11,980		Electro Rent Corp.		153,224
	24,140	@	Electro Scientific Industries, Inc.		322,510
	27,220	@	Electronics for Imaging		265,395
	11,050	@	EMS Technologies, Inc.		165,971
	55,490	@	Emulex Corp.		509,398
	30,560	@, L	Energy Conversion Devices, Inc.		125,296
	90,800	@, S	Entegris, Inc.		360,476
	36,710	@, S	Entropic Communications, Inc.		232,741
	33,560	@	Epicor Software Corp.		268,144
	23,550	@	EPIQ Systems, Inc.		304,502
	5,350	@, L	ePlus, Inc.		93,625
	34,870	@	Euronet Worldwide, Inc.		445,987
	123,340	@, L	Evergreen Solar, Inc.		84,118
	19,890	@, L	Exar Corp.		137,838
	12,720	@, L	ExlService Holdings, Inc.		218,402
	64,430	@, S	Extreme Networks		173,961
	28,530		Fair Isaac Corp.		621,669
	13,930	@	Faro Technologies, Inc.		260,630
	22,950	@	FEI Co.		452,345
	51,800	L	Finisar Corp.		771,820
	31,800	@	Formfactor, Inc.		343,440
	9,970	@	Forrester Research, Inc.		301,692
	24,100	@, L	Fortinet, Inc.		396,204
	20,500	@, S	FSI International, Inc.		85,895
	26,380	@	Global Cash Access, Inc.		190,200
	20,650	@	Globecomm Systems, Inc.		170,363
	42,890	@	GSI Commerce, Inc.		1,235,232
	19,400	@	GSI Technology, Inc.		110,968
	36,120	@, S, L	GT Solar International, Inc.		202,272
	65,890	@, S	Harmonic, Inc.		358,442
	21,960	L	Heartland Payment Systems, Inc.		325,886
	21,360	@	Hittite Microwave Corp.		955,646
	9,370	@, L	Hughes Communications, Inc.		227,972
	36,100	@, L	Hutchinson Technology, Inc.		156,313
	13,530		iGate Corp.		173,455
	21,250	@	Imation Corp.		195,288
	23,310	@, S	Immersion Corp.		117,949
	53,330	@, L	Infinera Corp.		342,912
	16,830	@	infoGROUP, Inc.		134,303
	21,260	@	Infospace, Inc.		159,875
	30,710	@	Insight Enterprises, Inc.		404,144
	18,740	@	Integral Systems, Inc.		118,999
	100,900	@	Integrated Device Technology, Inc.		499,455
	19,300	@	Integrated Silicon Solution, Inc.		145,522
	9,500	@	Interactive Intelligence, Inc.		156,085
	27,040	@	InterDigital, Inc.		667,618
	20,100	@	Intermec, Inc.		206,025
	46,170	@, S	Internap Network Services Corp.		192,529
	20,720	@, L	Internet Brands, Inc.		214,038
	19,850	@	Internet Capital Group, Inc.		150,860
	15,540	@	Intevac, Inc.		165,812
	15,420	@	IPG Photonics Corp.		234,847
	15,510	@	Isilon Systems, Inc.		199,148
	17,810	@	Ixia		152,988
	16,070	@	IXYS Corp.		142,059
	28,670	@	j2 Global Communications, Inc.		626,153
	60,930		Jack Henry & Associates, Inc.		1,455,008
	27,734	@	JDA Software Group, Inc.		609,593
	13,700	@, L	Kenexa Corp.		164,400
	16,060		Keynote Systems, Inc.		144,861
	20,850	@	Knot, Inc.		162,213
	46,110	@, S	Kopin Corp.		156,313
	36,930	@	Kulicke & Soffa Industries, Inc.		259,249
	50,800	@	L-1 Identity Solutions, Inc.		416,052
	88,430	@, S	Lattice Semiconductor Corp.		383,786
	98,590	@	Lawson Software, Inc.		719,707
	14,100	@, S	Limelight Networks, Inc.		61,899
	43,080	@, S	Lionbridge Technologies		196,876
	10,240	@	Liquidity Services, Inc.		132,710
	11,580	@	Littelfuse, Inc.		366,044
	32,210	@	LivePerson, Inc.		220,961
	10,500	@	LogMeIn, Inc.		275,415
	19,640	@	LoopNet, Inc.		242,161
	6,440	@, L	Loral Space & Communications, Inc.		275,117
	120,600	@, S	LTX-Credence Corp.		341,298
	15,340	@	Manhattan Associates, Inc.		422,617
	15,010	@	Mantech International Corp.		638,976
	10,930		MAXIMUS, Inc.		632,519
	14,570	@	Maxwell Technologies, Inc.		166,098
	10,840	@	Measurement Specialties, Inc.		148,508
	68,570	@	Mentor Graphics Corp.		606,845
	17,910	@, L	Mercury Computer Systems, Inc.		210,084
	22,060		Methode Electronics, Inc.		214,864
	35,840	L	Micrel, Inc.		364,851
	53,650	@	Microsemi Corp.		784,900
	6,070	@	MicroStrategy, Inc.		455,796
	65,330	@, S	Microtune, Inc.		139,153
	51,390	@, L	Microvision, Inc.		152,114
	17,800	@, L	Mindspeed Technologies, Inc.		133,322
	36,480	@, S	MIPS Technologies, Inc.		186,413
	33,240	@	MKS Instruments, Inc.		622,253
	33,240	@	Moduslink Global Solutions, Inc.		200,437
	64,530	@, L	MoneyGram International, Inc.		158,099
	21,610	@	Monolithic Power Systems, Inc.		385,955
	17,670	@	Monotype Imaging Holdings, Inc.		159,207
	93,250	@, S	Move, Inc.		191,163
	11,200		MTS Systems Corp.		324,800
	4,750	@	Multi-Fineline Electronix, Inc.		118,560
	4,520	@	NCI, Inc.		102,062
	38,810	@	Netezza Corp.		530,921
	23,520	@	Netgear, Inc.		419,597
	43,380	@	Netlogic Microsystems, Inc.		1,179,936
	19,540	@	Netscout Systems, Inc.		277,859
	12,400	@, L	NetSuite, Inc.		156,736
	37,700	@, S	Network Engines, Inc.		102,167
	25,470	@	Newport Corp.		230,758
	38,660	@	NIC, Inc.		247,811
	22,780	@	Novatel Wireless, Inc.		130,757
	4,300	@	NVE Corp.		187,179
	30,300		Oclaro, Inc.		336,027
	37,690	@	Omnivision Technologies, Inc.		808,074
	25,440	@, L	Online Resources Corp.		105,576
	10,550	@, L	OpenTable, Inc.		437,509
	14,730	@, S	Oplink Communications, Inc.		211,081
	9,700		Opnet Technologies, Inc.		142,493
	10,260	@	OSI Systems, Inc.		284,920
	112,450	@, S	Palm, Inc.		639,841
	82,910	@	Parametric Technology Corp.		1,299,200
	11,710		Park Electrochemical Corp.		285,841
	22,500	@	PC-Tel, Inc.		113,400
	13,000		Pegasystems, Inc.		417,430
	18,980	@	Perficient, Inc.		169,112
	24,890	@	Pericom Semiconductor Corp.		238,944
	21,250	@, S	Photronics, Inc.		96,050
	36,260		Plantronics, Inc.		1,037,036
	31,570	@	Plexus Corp.		844,182
	15,010		Power Integrations, Inc.		483,247
	40,120	@, L	Power-One, Inc.		270,810
	82,380	@, L	Powerwave Technologies, Inc.		126,865
	31,330	@	Progress Software Corp.		940,840
	9,920	@	PROS Holdings, Inc.		64,480
	127,630	@, S	Quantum Corp.		239,944
	37,520	@	Quest Software, Inc.		676,861
	9,700	@	QuinStreet, Inc.		111,647
	73,210	@, L	Rackspace Hosting, Inc.		1,342,671
	20,780	@	Radiant Systems, Inc.		300,479
	16,060	@	Radisys Corp.		152,891
	29,300	@, S	RealNetworks, Inc.		96,690
	7,260	L	Renaissance Learning, Inc.		106,649
	191,120	@, S	RF Micro Devices, Inc.		747,279
	15,780	@	RightNow Technologies, Inc.		247,588
	6,100	@	Rimage Corp.		96,563
	45,230	@	Riverbed Technolgoy, Inc.		1,249,253
	17,370	@	Rofin-Sinar Technologies, Inc.		361,643
	11,190	@	Rogers Corp.		310,746
	3,740	@, L	Rosetta Stone, Inc.		85,870
	8,630	@, L	Rubicon Technology, Inc.		257,088
	17,230	@	Rudolph Technologies, Inc.		130,087
	35,420	@, S	S1 Corp.		212,874
	62,000	L	Sanmina-SCI Corp.		843,820
	62,100	@	Sapient Corp.		629,694
	24,650	@, L	SAVVIS, Inc.		363,588
	15,930	@	Scansource, Inc.		397,135
	21,300	@	Seachange Intl., Inc.		175,299
	38,640	@	Semtech Corp.		632,537
	30,760	@	ShoreTel, Inc.		142,726
	18,800	@, L	Sigma Designs, Inc.		188,188
	26,970	@, L	Silicon Graphics International Corp.		190,948
	42,950	@, S	Silicon Image, Inc.		150,755
	37,410	@	Smart Modular Technologies, Inc.		218,849
	17,460	@	Smith Micro Software, Inc.		166,045
	23,310	@	SolarWinds, Inc.		373,892
	19,100	@	Sonic Solutions, Inc.		159,485
	35,570	@	SonicWALL, Inc.		417,948
	120,420	@, S	Sonus Networks, Inc.		326,338
	18,670	@	Sourcefire, Inc.		354,730
	10,300	@	Spectrum Control, Inc.		143,994
	27,360	@	SRA International, Inc.		538,171
	9,400	@	SS&C Technologies Holdings, Inc.		150,682
	15,380	@	Stamps.com, Inc.		157,645
	12,830	@	Standard Microsystems Corp.		298,682
	27,510	@, L	STEC, Inc.		345,526
	13,120	@	Stratasys, Inc.		322,227
	43,160	@	SuccessFactors, Inc.		897,296
	13,820	@, L	Super Micro Computer, Inc.		186,570
	9,620	@	Supertex, Inc.		237,229
	35,050	@, S	support.com, Inc.		145,808
	14,096	@	Sycamore Networks, Inc.		234,276
	22,800	@, S	Symmetricom, Inc.		116,052
	25,220	@	Symyx Technologies		126,352
	22,770	@, L	Synaptics, Inc.		626,175
	11,770	@	Synchronoss Technologies, Inc.		223,277
	11,650	@	SYNNEX Corp.		298,473
	9,150		Syntel, Inc.		310,643
	42,820	@	Take-Two Interactive Software, Inc.		385,380
	24,680	@	Taleo Corp.		599,477
	26,180	S	Technitrol, Inc.		82,729
	44,920	@	Tekelec		594,741
	38,230	@, S	TeleCommunication Systems, Inc.		158,272
	19,940	@	TeleTech Holdings, Inc.		257,027
	37,880	@, L	Terremark Worldwide, Inc.		295,843
	31,160	@	Tessera Technologies, Inc.		500,118
	44,470	@, S	THQ, Inc.		192,110
	119,800	@, L	TIBCO Software, Inc.		1,444,718
	70,020	@	Tivo, Inc.		516,748
	15,770	@	TNS, Inc.		275,029
	57,340	@, S	Trident Microsystems, Inc.		81,423
	99,480	@	Triquint Semiconductor, Inc.		607,823
	49,480	@	TTM Technologies, Inc.		470,060
	21,240	@	Tyler Technologies, Inc.		329,645
	17,170	@	Ultimate Software Group, Inc.		564,206
	17,910	@	Ultratech, Inc.		291,396
	19,300	@	Unica Corp.		184,894
	27,214	@	Unisys Corp.		503,187
	49,733		United Online, Inc.		286,462
	20,770	@, L	Universal Display Corp.		373,445
	83,810	@, L	Utstarcom, Inc.		154,210
	54,750	@	Valueclick, Inc.		585,278
	18,230	@, L	Vasco Data Security Intl.		112,479
	27,210	@, L	Veeco Instruments, Inc.		932,759
	61,430	@	Verifone Holdings, Inc.		1,162,870
	24,110	@	Viasat, Inc.		785,022
	16,600	@	Virage Logic Corp.		197,374
	18,600	@	Virtusa Corp.		173,538
	10,110	@, L	Vocus, Inc.		154,481
	15,020	@	Volterra Semiconductor Corp.		346,361
	27,770	@	Websense, Inc.		524,853
	26,620	@	Wright Express Corp.		790,614
	13,600	@	Xyratex Ltd.		192,440
	92,900	@, L	Zix Corp.		209,954
	37,510	@	Zoran Corp.		357,845
	13,700	@, L	Zygo Corp.		111,107

					108,366,201

			Materials:	4.7%
	5,840	@	AEP Industries, Inc.		139,459
	41,040	@, L	Allied Nevada Gold Corp.		807,667
	8,320	@, S	AM Castle & Co.		115,565
	17,460		Amcol International Corp.		410,310
	15,100		American Vanguard Corp.		119,743
	17,170		Arch Chemicals, Inc.		527,806
	12,310		Balchem Corp.		307,750
	41,970	@	Boise, Inc.		230,415
	14,570	@	Brush Engineered Materials, Inc.		291,109
	25,680	@	Buckeye Technologies, Inc.		255,516
	33,580	@	Calgon Carbon Corp.		444,599
	48,880	@	Century Aluminum Co.		431,610
	8,458	@	Clearwater Paper Corp.		463,160
	58,180	@	Coeur d’Alene Mines Corp.		918,080
	6,480		Deltic Timber Corp.		270,864
	55,780	@	Ferro Corp.		411,099
	48,390	@, S	General Moly, Inc.		149,041
	20,500	@	Georgia Gulf Corp.		273,470
	22,010		Glatfelter		238,809
	37,700	@	Globe Specialty Metals, Inc.		389,441
	202,800	@, S	Golden Star Resources Ltd.		888,264
	11,700	@	Graham Packaging Co., Inc.		140,049
	75,580	@, S	Graphic Packaging Holding Co.		238,077
	6,510	L	Hawkins, Inc.		156,761
	8,340		Haynes International, Inc.		257,122
	30,290		HB Fuller Co.		575,207
	37,970	@, S	Headwaters, Inc.		107,835
	165,000	@, L	Hecla Mining Co.		861,300
	32,520	@	Horsehead Holding Corp.		245,851
	12,650		Innophos Holdings, Inc.		329,912
	62,800	@, L	Jaguar Mining, Inc.		554,524
	9,280		Kaiser Aluminum Corp.		321,738
	22,900	@	KapStone Paper and Packaging Corp.		255,106
	5,100		KMG Chemicals, Inc.		73,236
	12,230		Koppers Holdings, Inc.		274,930
	6,400	@	Kraton Performance Polymers, Inc.		120,256
	27,770	@	Landec Corp.		163,565
	78,230	@	Louisiana-Pacific Corp.		523,359
	11,570	@	LSB Industries, Inc.		153,997
	9,100	@	Metals USA Holdings Corp.		136,045
	13,430		Minerals Technologies, Inc.		638,462
	19,490		Myers Industries, Inc.		157,674
	10,140		Neenah Paper, Inc.		185,562
	6,030		NewMarket Corp.		526,540
	13,900	@	Noranda Aluminum Holding Corp.		89,377
	56,740		Olin Corp.		1,026,427
	6,430		Olympic Steel, Inc.		147,697
	20,100	@	OM Group, Inc.		479,586
	26,220	@	Omnova Solutions, Inc.		204,778
	61,850	@	PolyOne Corp.		520,777
	4,250		Quaker Chemical Corp.		115,133
	27,790		Rock-Tenn Co.		1,380,329
	33,170	@	Rockwood Holdings, Inc.		752,627
	20,080	@	RTI International Metals, Inc.		484,129
	20,814		Schulman A, Inc.		394,633
	11,760		Schweitzer-Mauduit International, Inc.		593,292
	36,670		Sensient Technologies Corp.		950,853
	38,860		Silgan Holdings, Inc.		1,102,847
	84,360	@	Solutia, Inc.		1,105,116
	21,750	@	Spartech Corp.		222,938
	4,690		Stepan Co.		320,937
	35,090	@, L	Stillwater Mining Co		407,746
	17,100	@, L	STR Holdings, Inc.		321,480
	14,430		Texas Industries, Inc.		426,262
	107,800	@	Thompson Creek Metals Co., Inc.		935,704
	5,100	@	Universal Stainless & Alloy		81,549
	51,170	@, L	US Gold Corp.		256,362
	27,010	@	Wausau Paper Corp.		182,858
	12,320		Westlake Chemical Corp.		228,782
	37,500		Worthington Industries		482,250
	50,360	@	WR Grace & Co.		1,059,574
	14,660		Zep, Inc.		255,670
	16,870	@	Zoltek Cos., Inc.		142,889

					29,753,487

			Telecommunication Services:	1.0%
	16,330	@	AboveNet, Inc.		770,449
	42,490		Alaska Communications Systems Group, Inc.		360,740
	5,450		Atlantic Tele-Network, Inc.		225,085
	11,640	@	Cbeyond, Inc.		145,500
	146,940	@, S	Cincinnati Bell, Inc.		442,289
	31,000	@, S	Cogent Communications Group, Inc.		234,980
	15,910		Consolidated Communications Holdings, Inc.		270,629
	27,520	@, S	General Communication, Inc.		208,877
	17,940	@	Global Crossing Ltd.		189,626
	70,000	@, S	Globalstar, Inc.		107,800
	24,100	@	Iridium Communications, Inc.		241,964
	21,940	@	Neutral Tandem, Inc.		246,825
	19,720		NTELOS Holdings Corp.		339,184
	89,790	@, S	PAETEC Holding Corp.		306,184
	35,870	@	Premier Global Services, Inc.		227,416
	13,000	L	Shenandoah Telecom Co.		230,620
	51,630	@	Syniverse Holdings, Inc.		1,055,834
	13,330		USA Mobility, Inc.		172,224
	76,400	@, S	Vonage Holdings Corp.		175,720

					5,951,946

			Utilities:	3.2%
	18,980		Allete, Inc.		649,875
	11,550	L	American States Water Co.		382,767
	34,880		Avista Corp.		681,206
	28,350		Black Hills Corp.		807,125
	9,800	@	Cadiz, Inc.		118,286
	12,790		California Water Service Group		456,603
	10,460		Central Vermont Public Service Corp.		206,480
	9,590		CH Energy Group, Inc.		376,312
	3,980		Chesapeake Utilities Corp.		124,972
	44,690		Cleco Corp.		1,180,263
	3,700		Connecticut Water Service, Inc.		77,774
	9,940	@	Consolidated Water Co., Ltd.		113,117
	62,000	@, S	Dynegy, Inc.		238,700
	29,240	@	El Paso Electric Co.		565,794
	26,990		Empire District Electric Co.		506,602
	34,000		Idacorp, Inc.		1,131,180
	16,600		Laclede Group, Inc.		549,958
	14,660		MGE Energy, Inc.		528,346
	7,260	S	Middlesex Water Co.		115,071
	29,670		New Jersey Resources Corp.		1,044,384
	31,900		Nicor, Inc.		1,291,950
	19,200		Northwest Natural Gas Co.		836,544
	24,850		NorthWestern Corp.		651,070
	51,250		Piedmont Natural Gas Co.		1,296,625
	54,570		PNM Resources, Inc.		610,093
	53,230		Portland General Electric Co.		975,706
	9,230		SJW Corp.		216,351
	21,590		South Jersey Industries, Inc.		927,506
	33,270		Southwest Gas Corp.		981,465
	14,270		Southwest Water Co.		149,550
	19,070		UIL Holdings Corp.		477,322
	20,330		Unisource Energy Corp.		613,559
	6,400		Unitil Corp.		133,824
	35,420		WGL Holdings, Inc.		1,205,343
	6,200		York Water Co.		88,040

					20,309,763

			Total Common Stock (Cost $ 551,026,054)		566,583,182

REAL ESTATE INVESTMENT TRUSTS:			6.9%
			Financials:	6.9%
	23,996	S	Acadia Realty Trust		403,613
	4,700		Agree Realty Corp.		109,604
	1,450		Alexander’s, Inc.		439,234
	37,719		American Campus Communities, Inc.		1,029,352
	20,380		American Capital Agency Corp.		538,440
	78,580	S	Anworth Mortgage Asset Corp.		559,490
	6,600		Apollo Commercial Real Estate Finance, Inc.		108,636
	23,710	@, L	Ashford Hospitality Trust, Inc.		173,794
	21,980		Associated Estates Realty Corp.		284,641
	81,390		BioMed Realty Trust, Inc.		1,309,565
	34,530	S	Capital Lease Funding, Inc.		159,183
	43,340		Capstead Mortgage Corp.		479,340
	96,870		CBL & Associates Properties, Inc.		1,205,063
	31,370		Cedar Shopping Centers, Inc.		188,847
	30,750		Cogdell Spencer, Inc.		207,870
	43,490		Colonial Properties Trust		631,910
	9,000		Colony Financial, Inc.		152,100
	54,088		Cousins Properties, Inc.		364,553
	8,500		CreXus Investment Corp.		105,655
	9,850		Cypress Sharpridge Investments, Inc.		124,701
	127,490	S	DCT Industrial Trust, Inc.		576,255
	105,895		DiamondRock Hospitality Co.		870,457
	25,630		DuPont Fabros Technology, Inc.		629,473
	7,650		Dynex Capital, Inc.		70,610
	21,520	S	EastGroup Properties, Inc.		765,682
	35,310	S	Education Realty Trust, Inc.		212,919
	33,210		Entertainment Properties Trust		1,264,305
	18,130		Equity Lifestyle Properties, Inc.		874,410
	23,270		Equity One, Inc.		363,012
	11,800	@, L	Excel Trust, Inc.		141,600
	56,450		Extra Space Storage, Inc.		784,655
	37,720	@	FelCor Lodging Trust, Inc.		188,223
	35,610	@	First Industrial Realty Trust, Inc.		171,640
	23,370		First Potomac Realty Trust		335,827
	38,670		Franklin Street Properties Corp.		456,693
	13,220		Getty Realty Corp.		296,260
	7,690		Gladstone Commercial Corp.		125,655
	36,920	S	Glimcher Realty Trust		220,782
	14,600		Government Properties Income Trust		372,592
	22,740		Hatteras Financial Corp.		632,627
	38,830		Healthcare Realty Trust, Inc.		853,095
	57,800	S	Hersha Hospitality Trust		261,256
	49,600	S	Highwoods Properties, Inc.		1,376,896
	27,350		Home Properties, Inc.		1,232,665
	50,000		Inland Real Estate Corp.		396,000
	17,750		Invesco Mortgage Capital, Inc.		355,178
	50,800		Investors Real Estate Trust		448,564
	64,710	@, S	iStar Financial, Inc.		288,607
	37,530		Kilroy Realty Corp.		1,115,767
	38,800	S	Kite Realty Group Trust		162,184
	45,900		LaSalle Hotel Properties		944,163
	58,435	S	Lexington Realty Trust		351,194
	15,820		LTC Properties, Inc.		383,951
	68,980		Medical Properties Trust, Inc.		651,171
	208,420	S	MFA Mortgage Investments, Inc.		1,542,308
	20,220		Mid-America Apartment Communities, Inc.		1,040,723
	16,010		National Health Investors, Inc.		617,346
	57,220	S	National Retail Properties, Inc.		1,226,797
	46,488	L	Northstar Realty Finance Corp.		124,123
	63,880		Omega Healthcare Investors, Inc.		1,273,128
	5,700		One Liberty Properties, Inc.		84,987
	8,590		Parkway Properties, Inc.		125,156
	14,600	@	Pebblebrook Hotel Trust		275,210
	34,180		Pennsylvania Real Estate Investment Trust		417,680
	10,200	@	Pennymac Mortgage Investment Trust		162,180
	38,020		Post Properties, Inc.		864,195
	27,510	L	Potlatch Corp.		982,932
	10,990		PS Business Parks, Inc.		613,022
	66,950	@, S, L	RAIT Investment Trust		125,197
	18,490		Ramco-Gershenson Properties		186,749
	56,480		Redwood Trust, Inc.		826,867
	24,550	S	Resource Capital Corp.		139,444
	3,470		Saul Centers, Inc.		140,986
	17,440		Sovran Self Storage, Inc.		600,459
	31,850		Starwood Property Trust, Inc.		539,858
	95,020	@, S	Strategic Hotel Capital, Inc.		417,138
	14,340		Sun Communities, Inc.		372,266
	62,914	@	Sunstone Hotel Investors, Inc.		624,736
	28,300		Tanger Factory Outlet Centers, Inc.		1,171,054
	11,100		UMH Properties, Inc.		111,777
	6,540		Universal Health Realty Income Trust		210,130
	14,240		Urstadt Biddle Properties, Inc.		229,691
	57,750		U-Store-It Trust		430,815
	17,840	L	Walter Investment Management Corp.		291,684
	41,540		Washington Real Estate Investment Trust		1,146,089
	9,950		Winthrop Realty Trust		127,460

			Total Real Estate Investment Trusts (Cost $ 42,073,105)		43,792,146

RIGHTS:			0.0%
			Energy:	0.0%
	7,406	L	Zions Bancorp.		148

			Total Rights (Cost $ -)		148

			Total Long-Term Investments (Cost $ 593,099,159)		610,375,476

	Principal Amount				Value

SHORT-TERM INVESTMENTS:			14.6%
			Money Market:	6.0%
$ 38,024,000			ING Institutional Prime Money Market Fund - Class I		$38,024,000

			Total Money Market
			( Cost $ 38,024,000 )		38,024,000

			Securities Lending Collateralcc:	8.6%
	53,950,014		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		53,950,014
	502,326	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		401,859

			Total Securities Lending Collateral (Cost $ 54,452,339)		54,351,873

			Total Short-Term Investments (Cost $ 92,476,339)		92,375,873

			Total Investments in Securities (Cost $ 685,575,498) *	111.3%	$702,751,349
			Other Assets and Liabilities - Net	(11.3)	(71,499,737)

			Net Assets	100.0%	$631,251,612

		@	Non-income producing security
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
		S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

			See Accompanying Notes to Financial Statements

ING U.S. Bond Index Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Principal Amount					Value

CORPORATE BONDS/NOTES:			23.4%
		Consumer Discretionary:		2.2%
$6,260,000		Comcast Corp., 6.300%, due 11/15/17			$ 7,157,571
5,825,000		Comcast Corp., 6.500%, due 11/15/35			6,355,157
3,900,000		COX Communications, Inc., 5.450%, due 12/15/14			4,309,020
3,755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13			4,205,938
5,325,000		DIRECTV Holdings LLC, 6.350%, due 03/15/40			5,721,851
4,550,000		Discovery Communications LLC, 5.050%, due 06/01/20			4,738,789
9,000,000	#	NBC Universal, Inc., 3.650%, due 04/30/15			9,213,525
5,000,000	#	NBC Universal, Inc., 6.400%, due 04/30/40			5,359,395
5,550,000		News America, Inc., 6.150%, due 03/01/37			5,807,559
12,775,000		Time Warner Cable, Inc., 5.850%, due 05/01/17			14,046,202
4,030,000		Time Warner Cable, Inc., 6.550%, due 05/01/37			4,357,869
4,370,000		Time Warner, Inc., 4.875%, due 03/15/20			4,515,342
1,325,000		Time Warner, Inc., 5.875%, due 11/15/16			1,495,685
3,825,000		Time Warner, Inc., 6.500%, due 11/15/36			4,173,580

					81,457,483

		Consumer Staples:		2.0%
7,535,000		Altria Group, Inc., 9.950%, due 11/10/38			9,927,340
12,440,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20			13,430,411
5,600,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14			6,444,166
150,000		Clorox Co., 5.450%, due 10/15/12			163,242
1,940,000		CVS Caremark Corp., 6.250%, due 06/01/27			2,122,302
7,315,000	#	Erac USA Finance Co., 7.000%, due 10/15/37			7,996,509
5,585,000	#	Grupo Bimbo SAB de CV, 4.875%, due 06/30/20			5,657,700
5,315,000		Kraft Foods, Inc., 6.125%, due 02/01/18			6,041,258
3,100,000		Kraft Foods, Inc., 6.500%, due 08/11/17			3,605,926
8,910,000		Kraft Foods, Inc., 6.500%, due 02/09/40			9,999,034
725,000		Kroger Co., 5.500%, due 02/01/13			789,993
5,600,000		Lorillard Tobacco Co., 8.125%, due 06/23/19			6,220,743

					72,398,624

		Energy:		1.1%
5,300,000		Anadarko Petroleum Corp., 5.950%, due 09/15/16			4,567,360
6,870,000		Anadarko Petroleum Corp., 6.200%, due 03/15/40			5,451,359
5,300,000		Enterprise Products Operating LLC, 6.125%, due 10/15/39			5,306,577
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38			3,011,464
520,000		Marathon Oil Corp., 6.000%, due 10/01/17			581,877
3,481,000	#	NGPL PipeCo, LLC, 6.514%, due 12/15/12			3,468,294
5,955,000		Petrobras International Finance Co., 5.750%, due 01/20/20			6,026,746
2,950,000		Suncor Energy, Inc., 6.500%, due 06/15/38			3,305,053
8,810,000	L	Valero Energy Corp., 6.625%, due 06/15/37			8,604,260

					40,322,990

		Financials:		11.5%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14			8,356,499
8,425,000		American Express Co., 7.000%, due 03/19/18			9,732,105
5,200,000		AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20			5,289,341
4,050,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17			4,378,483
210,000		Bank of America Corp., 5.375%, due 06/15/14			220,782
14,820,000		Bank of America Corp., 5.650%, due 05/01/18			15,211,604
13,725,000		Bank of America Corp., 6.500%, due 08/01/16			14,872,204
5,905,000		Barclays Bank PLC, 6.750%, due 05/22/19			6,580,060
5,000,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18			5,847,205
5,640,000		Berkshire Hathaway Finance Corp., 5.750%, due 01/15/40			5,993,882
4,875,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12			4,938,960
8,095,000		Citigroup, Inc., 2.125%, due 04/30/12			8,297,108
2,580,000		Citigroup, Inc., 5.000%, due 09/15/14			2,582,931
21,000,000		Citigroup, Inc., 5.500%, due 04/11/13			21,843,528
10,385,000		Citigroup, Inc., 5.875%, due 05/29/37			9,771,039
2,155,000		Citigroup, Inc., 8.125%, due 07/15/39			2,578,845
5,000,000		Credit Suisse First Boston USA, Inc., 5.125%, due 01/15/14			5,384,490
5,095,000		Credit Suisse/New York NY, 5.300%, due 08/13/19			5,410,768
2,500,000		Deutsche Bank AG/London, 5.375%, due 10/12/12			2,680,455
12,195,000	L	European Investment Bank, 1.750%, due 09/14/12			12,340,462
9,255,000	L	European Investment Bank, 2.375%, due 03/14/14			9,413,103
11,350,000		General Electric Capital Corp., 5.250%, due 10/19/12			12,138,485
11,650,000		General Electric Capital Corp., 6.750%, due 03/15/32			12,574,882
19,195,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12			20,109,143
13,950,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13			14,575,058
9,840,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18			10,323,420
275,000		Goldman Sachs Group, Inc., 6.450%, due 05/01/36			263,543
4,000,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37			3,933,408
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18			2,425,470
75,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11			77,656
4,350,000		Hartford Financial Services Group, Inc., 5.375%, due 03/15/17			4,317,584
1,475,000		HSBC Finance Corp., 5.000%, due 06/30/15			1,540,705
4,400,000		HSBC Holdings PLC, 6.500%, due 09/15/37			4,568,960
1,815,000	L	JP Morgan Chase & Co., 2.125%, due 12/26/12			1,867,729
14,605,000		JP Morgan Chase & Co., 5.375%, due 10/01/12			15,793,949
600,000		JP Morgan Chase Capital XV, 5.875%, due 03/15/35			548,032
12,675,000		JPMorgan Chase & Co., 3.400%, due 06/24/15			12,718,184
17,585,000	L	Kreditanstalt fuer Wiederaufbau, 2.000%, due 01/17/12			17,844,414
4,005,000		Lincoln National Corp., 4.300%, due 06/15/15			4,078,043
3,400,000		Merrill Lynch & Co., Inc., 5.450%, due 02/05/13			3,568,875
7,510,000		Merrill Lynch & Co., Inc., 6.220%, due 09/15/26			7,231,417
6,995,000		Metlife, Inc., 6.750%, due 06/01/16			7,923,544
9,650,000		Morgan Stanley, 5.375%, due 10/15/15			9,785,361
11,500,000		Morgan Stanley, 6.625%, due 04/01/18			12,071,769
3,645,000		Nomura Holdings, Inc., 6.700%, due 03/04/20			3,863,091
5,200,000	#	Northwestern Mutual Life Insurance, 6.063%, due 03/30/40			5,594,482
7,095,000		PNC Funding Corp., 3.625%, due 02/08/15			7,310,972
3,895,000		Prudential Financial, Inc., 3.875%, due 01/14/15			3,926,748
7,100,000		Simon Property Group LP, 5.250%, due 12/01/16			7,571,113
11,570,000		Toyota Motor Credit Corp., 3.200%, due 06/17/15			11,822,527
6,900,000		US Bancorp, 2.000%, due 06/14/13			6,970,787
11,275,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, due 06/02/14			12,788,500
15,860,000		Wells Fargo & Co., 3.625%, due 04/15/15			16,223,020

					418,074,725

		Health Care:		0.6%
10,550,000		CareFusion Corp., 4.125%, due 08/01/12			11,025,995
5,675,000		Express Scripts, Inc., 5.250%, due 06/15/12			6,065,576
3,430,000		St. Jude Medical, Inc., 3.750%, due 07/15/14			3,624,879

					20,716,450

		Industrials:		1.2%
7,460,000		Continental Airlines, Inc., 7.250%, due 11/10/19			7,944,900
6,295,000		CRH America, Inc., 5.300%, due 10/15/13			6,772,130
1,436,799		Delta Airlines, Inc., 6.821%, due 08/10/22			1,418,839
1,800,000		FedEx Corp., 7.375%, due 01/15/14			2,104,344
4,695,000		Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13			5,223,446
6,220,000		L-3 Communications Corp., 4.750%, due 07/15/20			6,280,241
1,470,175		Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22			1,514,280
5,895,000		Tyco International Finance SA, 3.375%, due 10/15/15			6,092,188
5,290,000		Waste Management, Inc., 6.125%, due 11/30/39			5,740,274

					43,090,642

		Information Technology:		0.5%
800,000		Hewlett-Packard Co., 4.500%, due 03/01/13			864,066
5,855,000		Thermo Fisher Scientific, Inc., 2.150%, due 12/28/12			5,926,349
10,800,000		Xerox Corp., 5.500%, due 05/15/12			11,517,390

					18,307,805

		Materials:		1.1%
7,235,000		ArcelorMittal, 6.125%, due 06/01/18			7,578,786
2,795,000		Barrick Australian Finance Pty Ltd, 5.950%, due 10/15/39			2,989,099
9,355,000		Dow Chemical Co., 8.550%, due 05/15/19			11,470,156
9,310,000		Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18			10,627,868
6,000,000		Southern Copper Corp., 5.375%, due 04/16/20			6,043,950

					38,709,859

		Telecommunication Services:		2.2%
3,300,000	#	America Movil SAB de CV, 5.000%, due 03/30/20			3,425,971
8,875,000		AT&T, Inc., 6.500%, due 09/01/37			9,876,712
1,080,000		British Telecommunications PLC, 9.875%, due 12/15/30			1,321,270
7,095,000		Deutsche Telekom International Finance BV, 5.750%, due 03/23/16			7,772,445
1,710,000		Embarq Corp., 7.082%, due 06/01/16			1,825,162
10,775,000		France Telecom S.A., 4.375%, due 07/08/14			11,630,169
9,000,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12			10,075,284
4,600,000		Qwest Corp., 8.875%, due 03/15/12			4,956,500
2,220,000		Rogers Cable, Inc., 5.500%, due 03/15/14			2,453,380
2,685,000		Telecom Italia Capital S.A., 5.250%, due 10/01/15			2,712,911
6,510,000		Telefonica Emisiones SAU, 2.582%, due 04/26/13			6,469,566
9,725,000		Verizon Communications, Inc., 6.350%, due 04/01/19			11,272,452
2,940,000		Verizon Communications, Inc., 7.750%, due 12/01/30			3,674,009
3,825,000		Vodafone Group PLC, 5.625%, due 02/27/17			4,201,028

					81,666,859

		Utilities:		1.0%
5,670,000		Duke Energy Corp., 3.950%, due 09/15/14			5,967,346
9,260,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19			9,868,771
6,225,000	4	FirstEnergy Solutions Corp., 6.800%, due 08/15/39			6,178,362
3,495,000		FPL Group Capital, Inc., 2.550%, due 11/15/13			3,527,213
3,400,000		Midamerican Energy Holdings Co., 6.125%, due 04/01/36			3,755,963
4,855,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13			5,349,812
2,160,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13			2,396,822

					37,044,289

		Total Corporate Bonds/Notes (Cost $ 819,500,234)			851,789,726

U.S. GOVERNMENT AGENCY OBLIGATIONS:			39.7%
		Federal Home Loan Bank:		0.7%
1,405,000	L	1.125%, due 05/18/12			1,415,990
5,425,000		2.000%, due 07/27/12			5,430,653
8,435,000	L	4.500%, due 11/15/12			9,146,745
3,890,000		4.625%, due 06/12/20			4,220,129
4,710,000	L	5.375%, due 05/18/16			5,501,878
95,000	L	5.625%, due 06/11/21			112,081

					25,827,476

		Federal Home Loan Mortgage Corporation##:		11.2%
18,960,000	L	1.125%, due 07/27/12			19,103,812
13,555,000	L	1.375%, due 01/09/13			13,702,465
12,110,000	L	1.625%, due 04/15/13			12,301,459
6,615,000		2.125%, due 03/23/12			6,781,334
10,355,000	L	3.750%, due 03/27/19			10,823,740
44,285,000	W	4.500%, due 07/15/38			45,876,514
49,432,142		4.500%, due 04/01/23-04/01/40			51,298,082
27,690,000		5.000%, due 07/15/35			29,290,842
56,700,392		5.000%, due 03/01/34-03/01/38			60,139,282
190,000		5.400%, due 03/17/21			211,637
19,505,000	W	5.500%, due 07/15/34			20,931,303
55,979,410		5.500%, due 09/01/34-03/01/38			60,269,569
1,040,831		5.531%, due 05/01/37			1,106,465
370,000		5.550%, due 10/04/16			391,325
21,055,000	W	6.000%, due 04/15/38			22,854,550
27,077,178		6.000%, due 04/01/36-11/01/39			29,434,999
11,665,768		6.500%, due 06/01/36-01/01/39			12,808,864
7,230,000		6.750%, due 03/15/31			9,599,799

					406,926,041

		Federal National Mortgage Association##:		25.4%
18,350,000	L	1.125%, due 07/30/12			18,481,019
7,985,000	L	1.250%, due 06/22/12			8,065,002
2,985,000	L	1.750%, due 02/22/13			3,044,852
15,070,000		1.800%, due 03/15/13			15,114,805
6,450,000		2.000%, due 09/28/12			6,472,369
6,260,000	L	2.375%, due 07/28/15			6,332,510
30,160,000		2.750%, due 03/13/14			31,478,535
3,395,000		3.000%, due 07/28/14			3,460,999
945,000		3.300%, due 07/30/14			947,166
22,105,000	W	4.000%, due 07/17/18			22,968,466
19,383,473		4.000%, due 11/01/20-06/01/25			20,195,645
4,080,000		4.375%, due 10/15/15			4,517,833
107,700,000	W	4.500%, due 07/01/25-07/15/35			111,896,806
133,493,519		4.500%, due 05/01/19-05/01/40			139,299,765
55,535,000	W	5.000%, due 07/18/21-07/01/37			58,835,520
118,788,778		5.000%, due 02/01/20-08/01/38			126,291,547
3,680,000		5.125%, due 08/19/24			3,794,849
9,125,000		5.375%, due 06/12/17			10,647,899
75,630,000	W	5.500%, due 07/01/22-07/15/34			81,505,862
99,701,659		5.500%, due 04/01/11-09/01/38			107,323,855
1,627,888		5.791%, due 06/01/37			1,753,511
19,645,000	W	6.000%, due 07/14/37			21,308,696
65,749,577		6.000%, due 06/01/11-10/01/38			71,494,982
20,210,000	W	6.500%, due 07/15/33			22,136,276
22,742,322		6.500%, due 04/01/30-03/01/39			24,953,200
1,270,000		6.625%, due 11/15/30			1,656,677
1		7.000%, due 06/01/36-03/01/39			—
380,000		7.125%, due 01/15/30			518,759

					924,497,405

		Government National Mortgage Association:		2.4%
9,635,000	W	5.000%, due 07/15/33			10,264,291
16,711,691		5.000%, due 10/15/37-09/15/39			17,850,857
20,555,000	W	5.500%, due 07/15/33			22,209,040
15,287,388		5.500%, due 09/15/33-11/15/39			16,551,614
19,915,400		6.000%, due 10/15/36-12/15/38			21,747,011
71,662		7.000%, due 12/15/37			79,038

					88,701,851

		Other U.S. Agency Obligations:		0.0%
75,000		Federal Farm Credit Bank, 5.125%, due 08/25/16			86,181
10,000	L	Tennessee Valley Authority, 6.150%, due 01/15/38			12,342

					98,523

		Total U.S. Government Agency Obligations (Cost $ 1,413,438,173)			1,446,051,296

U.S. TREASURY OBLIGATIONS:			29.1%
		U.S. Treasury Notes:		29.1%
50,690,000		1.125%, due 01/15/12			51,179,091
168,160,000		1.375%, due 05/15/12-03/15/13			170,569,293
12,590,000		1.750%, due 11/15/11			12,814,757
111,395,000		1.875%, due 04/30/14			113,422,723
145,305,000		2.375%, due 08/31/14-03/31/16			148,807,255
12,000,000		2.625%, due 02/29/16			12,347,820
60,840,000		2.750%, due 02/28/13-11/30/16			63,683,874
13,615,000		2.750%, due 02/15/19			13,566,068
42,105,000		3.125%, due 08/31/13-05/15/19			43,780,219
33,740,000		3.250%, due 05/31/16			35,843,487
17,360,000		3.375%, due 11/30/12			18,469,408
41,145,000	L	3.500%, due 02/15/18			43,989,806
37,780,000		3.500%, due 02/15/39			35,100,000
7,120,000		3.625%, due 02/15/20			7,523,839
40,245,000		3.750%, due 11/15/18			43,370,266
9,785,000	L	4.000%, due 02/15/14			10,730,632
3,495,000		4.000%, due 08/15/18			3,844,773
32,875,000		4.250%, due 08/15/14-05/15/39			35,848,945
35,295,000		4.375%, due 02/15/38			38,168,225
15,940,000		4.500%, due 02/15/36			17,611,213
46,140,000		4.750%, due 01/31/12-05/31/12			49,695,754
3,280,000		5.125%, due 05/15/16			3,828,121
31,510,000		6.000%, due 02/15/26			40,608,513
7,095,000		6.500%, due 11/15/26			9,640,331
16,130,000		6.875%, due 08/15/25			22,382,891
1,585,000		7.500%, due 11/15/24			2,299,488
4,025,000		8.125%, due 08/15/19			5,734,997
3,295,000		8.875%, due 08/15/17			4,693,830

		Total U.S. Treasury Obligations (Cost $ 1,029,333,088)			1,059,555,619

COLLATERALIZED MORTGAGE OBLIGATIONS:			3.3%

1,000,000		Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47			1,048,074
1,100,000		Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49			1,132,508
2,240,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46			2,306,201
10,000,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 04/10/49			10,340,098
450,000		Banc of America Commercial Mortgage, Inc., 5.837%, due 06/10/49			435,871
9,570,000		Banc of America Commercial Mortgage, Inc., 5.889%, due 07/10/44			9,739,882
6,325,000		Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44			6,210,078
4,100,000		Bear Stearns Commercial Mortgage Securities, 5.694%, due 06/11/50			4,158,748
7,700,000		Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49			7,863,181
3,250,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44			3,301,982
2,500,000		Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46			2,443,886
2,774,970		Continental Airlines, Inc., 5.983%, due 04/19/22			2,722,246
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39			1,982,974
1,650,000		Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49			1,687,924
1,750,000		Credit Suisse Mortgage Capital Certificates, 5.912%, due 06/15/39			1,672,152
1,400,000		Credit Suisse Mortgage Capital Certificates, 5.998%, due 09/15/39			1,333,612
3,170,000		CW Capital Cobalt Ltd., 6.015%, due 05/15/46			3,104,550
3,000,000		GE Capital Commercial Mortgage Corp., 5.514%, due 11/10/45			3,193,181
2,999,728		Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39			3,111,238
1,755,000		Greenwich Capital Commercial Funding Corp., 6.085%, due 07/10/38			1,837,661
7,500,000		GS Mortgage Securities Corp. II, 5.553%, due 04/10/38			7,729,751
4,000,000	L	GS Mortgage Securities Corp. II, 5.999%, due 08/10/45			3,941,774
500,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42			506,520
2,650,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.879%, due 01/12/38			2,793,070
1,155,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46			1,220,319
481,020		JP Morgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47			494,117
3,655,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47			3,619,737
5,878,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.429%, due 12/12/43			6,062,448
500,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49			509,554
2,775,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47			2,776,979
1,105,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.688%, due 02/12/51			1,173,941
500,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51			519,053
4,750,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.937%, due 02/12/49			4,796,916
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.064%, due 04/15/45			2,134,673
1,255,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51			1,321,596
4,130,000		LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40			4,106,374
82,754		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46			83,384
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.155%, due 08/12/49			418,268
1,000,000		Morgan Stanley Capital I, 5.569%, due 12/15/44			932,372
1,460,000		Morgan Stanley Capital I, 5.812%, due 04/12/49			1,456,177
153,341		Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36			158,096
1,250,000		Wachovia Bank Commercial Mortgage Trust, 5.418%, due 01/15/45			1,305,395
1,500,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47			1,408,743

		Total Collateralized Mortgage Obligations (Cost $ 100,743,263)			119,095,304

MUNICIPAL BONDS:			0.2%
		California:		0.1%
2,605,000		State of California, 7.550%, due 04/01/39			2,839,372

					2,839,372

		Illinois:		0.1%
4,400,000		State of Illinois, 4.421%, due 01/01/15			4,375,404

					4,375,404

		Total Municipal Bonds
		(Cost $ 7,167,856)			7,214,776

OTHER BONDS:			0.2%
		Foreign Government Bonds:		0.2%
7,650,000		Mexico Government International Bond, 6.375%, due 01/16/13			8,426,475
1,350,000		Republic of Italy, 3.500%, due 07/15/11			1,359,802

		Total Other Bonds (Cost $ 9,516,489)			9,786,277

		Total Long-Term Investments (Cost $ 3,379,699,103)			3,493,492,998

Shares					Value

SHORT-TERM INVESTMENTS:			18.9%
		Affiliated Mutual Fund:		8.1%
293,618,429		ING Institutional Prime Money Market Fund - Class I			$ 293,618,429

		Total Mutual Fund (Cost $ 293,618,429)			293,618,429

Principal Amount					Value

		U.S. Government Agency Obligations:		1.4%
$50,000,000	Z	Federal Home Loan Bank, 0.120%, due 07/23/10			$ 49,996,232

		Total U.S. Government Agency Obligations (Cost $ 49,996,232)			49,996,232

		U.S. Treasury Bills:		3.4%
50,000,000	L	0.170%, due 11/18/10			49,965,950
75,000,000	L	0.180%, due 12/09/10			74,937,975

		Total U.S. Treasury Bills (Cost $ 124,902,413)			124,903,925

Shares					Value

		Securities Lending Collateralcc:		6.0%
217,410,117		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			$ 217,410,117

		Total Securities Lending Collateral (Cost $ 217,410,117)			217,410,117

		Total Short-Term Investments (Cost $ 685,927,191)			685,928,703

		Total Investments in Securities (Cost $ 4,065,626,294) * 114.8%	114.8%		$ 4,179,421,701
		Other Assets and Liabilities - Net (14.8)	(14.8)		(537,911,220)

		Net Assets 100.0%	100.0%		$ 3,641,510,481

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		See Accompanying Notes to Financial Statements

				PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio				as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			96.9%
		Consumer Discretionary:		5.5%
374,847	@	DaimlerChrysler AG			$18,961,865
108,329		LVMH Moet Hennessy Louis Vuitton S.A.			11,790,867
514,627		Vivendi			10,458,319

					41,211,051

		Consumer Staples:		9.0%
312,605		Anheuser-Busch InBev NV			15,030,480
256,252		Carrefour S.A.			10,164,902
257,644		Groupe Danone			13,812,376
100,238		L’Oreal S.A.			9,814,336
652,980		Unilever NV			17,832,409

					66,654,503

		Energy:		9.1%
1,024,704		ENI S.p.A.			18,809,579
332,669	L	Repsol YPF S.A.			6,713,300
932,382		Total S.A.			41,620,518

					67,143,397

		Financials:		27.7%
650,514	@	Aegon NV			3,455,425
190,215		Allianz AG			18,826,262
561,825		Assicurazioni Generali S.p.A.			9,796,705
769,577		AXA S.A.			11,756,927
1,576,026	L	Banco Bilbao Vizcaya Argentaria S.A.			16,237,720
3,429,443		Banco Santander Central Hispano S.A.			35,961,866
414,669		BNP Paribas			22,309,569
444,194	L	Credit Agricole S.A.			4,608,588
261,075		Deutsche Bank AG			14,664,411
82,001	L	Deutsche Boerse AG			4,981,860
1,623,913	@, **	ING Groep NV			12,017,818
4,240,944		Intesa Sanpaolo S.p.A.			11,169,387
75,189		Muenchener Rueckversicherungs AG			9,440,967
311,092	L	Societe Generale			12,801,129
7,696,023		UniCredito Italiano S.p.A.			17,023,922

					205,052,556

		Health Care:		6.4%
347,735		Bayer AG			19,431,967
462,762	S	Sanofi-Aventis			27,870,968

					47,302,935

		Industrials:		10.2%
85,083	L	Alstom			3,852,341
176,070	L	Cie de Saint-Gobain			6,561,180
413,728		Koninklijke Philips Electronics NV			12,354,800
112,380		Schneider Electric S.A.			11,350,401
362,975	L	Siemens AG			32,464,456
214,987		Vinci S.A.			8,926,636

					75,509,814

		Information Technology:		4.0%
1,574,758		Nokia OYJ			12,835,578
387,855	L	SAP AG			17,246,875

					30,082,453

		Materials:		6.7%
118,319	L	Air Liquide			11,948,654
388,439	L	ArcelorMittal			10,418,651
386,493		BASF AG			21,118,163
55,040		CRH PLC			1,133,997
242,150		CRH PLC			5,022,979

					49,642,444

		Telecommunication Services:		8.7%
1,252,766		Deutsche Telekom AG			14,789,644
802,568		France Telecom S.A.			13,920,507
4,363,459		Telecom Italia S.p.A.			4,818,806
1,669,852		Telefonica S.A.			30,933,559

					64,462,516

		Utilities:		9.6%
841,424		E.ON AG			22,624,436
2,679,805	L	Enel S.p.A.			11,346,760
560,483		Gaz de France			15,946,111
1,644,974	L	Iberdrola S.A.			9,245,695
64,671	@	Iberdrola S.A.			363,488
173,875		RWE AG			11,377,693

					70,904,183

		Total Common Stock (Cost $ 891,390,688)			717,965,852

REAL ESTATE INVESTMENT TRUSTS:			0.9%
		Financials:		0.9%
38,367		Unibail			6,253,149

		Total Real Estate Investment Trusts (Cost $ 7,474,358)			6,253,149

		Total Long-Term Investments (Cost $ 898,865,046)			724,219,001

SHORT-TERM INVESTMENTS:			9.3%
		Securities Lending Collateralcc:		9.3%
68,961,296		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			68,961,296

		Total Short-Term Investments (Cost $ 68,961,296)			68,961,296

		Total Investments in Securities (Cost $ 967,826,342) *	107.1%		$793,180,297
		Other Assets and Liabilities - Net	(7.1)		(52,512,161)

		Net Assets	100.0%		$740,668,136

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$7,933,972
		Gross Unrealized Depreciation	(182,580,017)

		Net Unrealized Depreciation	$(174,646,045)

		See Accompanying Notes to Financial Statements

ING FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares				Value

COMMON STOCK:		96.2%
	Consumer Discretionary:		5.4%
379,325	British Sky Broadcasting PLC			$ 3,960,825
124,822	Burberry Group PLC			1,409,689
61,329	Carnival PLC			1,986,529
536,913	Compass Group PLC			4,084,553
252,662	Home Retail Group			802,327
82,561	Intercontinental Hotels Group PLC			1,301,169
675,863	Kingfisher PLC			2,117,182
457,762	Marks & Spencer Group PLC			2,255,122
57,002	Next PLC			1,699,484
232,135	Pearson PLC			3,052,984
349,819	Reed Elsevier PLC			2,593,834
161,298	TUI Travel PLC			501,829
50,700	Whitbread PLC			1,058,768
363,128	WPP PLC			3,420,839

				30,245,134

	Consumer Staples:		15.7%
114,263	Associated British Foods PLC			1,654,719
576,080	British American Tobacco PLC			18,282,345
726,750	Diageo PLC			11,415,713
293,355	Imperial Tobacco Group PLC			8,196,531
533,018	J Sainsbury PLC			2,543,168
209,155	Reckitt Benckiser PLC			9,728,698
339,644	SABMiller PLC			9,523,780
2,288,744	Tesco PLC			12,911,737
370,676	Unilever PLC			9,908,908
758,781	WM Morrison Supermarkets PLC			2,998,350

				87,163,949

	Energy:		17.0%
95,661	Amec PLC			1,171,975
972,153	BG Group PLC			14,458,660
5,423,205	BP PLC			25,961,757
397,278 @	Cairn Energy PLC			2,440,640
112,471 @	Essar Energy PLC			798,539
74,696	Petrofac Ltd.			1,314,123
1,023,561	Royal Dutch Shell PLC - Class A			25,830,621
783,917	Royal Dutch Shell PLC - Class B			18,947,807
253,456	Tullow Oil PLC			3,770,233

				94,694,355

	Financials:		19.9%
278,039	3i Group PLC			1,096,616
57,250	Admiral Group PLC			1,198,946
193,874	Alliance Trust PLC			879,718
801,556	Aviva PLC			3,724,979
3,458,356	Barclays PLC			13,804,028
5,016,619	HSBC Holdings PLC			45,830,296
188,172	ICAP PLC			1,127,850
134,971	Investec PLC			908,226
1,691,269	Legal & General Group PLC			1,971,242
11,340,288 @	Lloyds TSB Group PLC			8,952,779
493,798	Man Group PLC			1,636,892
1,534,562	Old Mutual PLC			2,349,485
728,190	Prudential PLC			5,492,446
972,259	Royal & Sun Alliance Insurance Group			1,724,789
4,993,133 @	Royal Bank of Scotland Group PLC			3,040,917
48,914	Schroders PLC			880,348
17,621	Schroders PLC - Non Voting			262,039
591,542	Standard Chartered PLC			14,404,278
638,535	Standard Life PLC			1,650,102

				110,935,976

	Health Care:		9.2%
416,046	AstraZeneca PLC			19,614,817
1,512,069 S	GlaxoSmithKline PLC			25,676,213
161,394	Shire PLC			3,310,872
256,132	Smith & Nephew PLC			2,419,817

				51,021,719

	Industrials:		4.8%
78,764	Aggreko PLC			1,653,475
993,545	BAE Systems PLC			4,624,170
331,810 @, L	British Airways PLC			963,998
94,680	Bunzl PLC			948,104
179,593	Capita Group PLC			1,978,615
327,191	Cobham PLC			1,036,519
294,399	Experian Group Ltd.			2,560,182
406,319	Group 4 Securicor PLC			1,610,951
45,330	Intertek Group PLC			971,757
229,704	Invensys PLC			822,330
45,656,100 @	Rolls-Royce Group PLC - C Shares			68,215
541,078	Rolls-Royce Group PLC			4,516,259
141,091	Serco Group PLC			1,232,145
111,885	Smiths Group PLC			1,781,300
81,457 @	Wolseley PLC			1,616,910

				26,384,930

	Information Technology:		0.8%
361,503	ARM Holdings PLC			1,496,218
68,537 @	Autonomy Corp. PLC			1,868,205
377,586	Sage Group PLC			1,299,120

				4,663,543

	Materials:		12.5%
35,397 @	African Barrick Gold Ltd.			335,565
382,591 @	Anglo American PLC			13,331,438
113,785	Antofagasta PLC			1,323,846
636,807	BHP Billiton PLC			16,511,459
111,471	Eurasian Natural Resources Corp.			1,418,451
62,080	Fresnillo PLC			901,267
61,944	Johnson Matthey PLC			1,376,207
61,778	Kazakhmys PLC			906,836
57,640 @	Lonmin PLC			1,203,549
26,251	Randgold Resources Ltd.			2,495,631
252,566	Rexam PLC			1,136,182
440,680	Rio Tinto PLC			19,352,171
39,363	Vedanta Resources PLC			1,236,760
630,822	Xstrata PLC			8,260,389

				69,789,751

	Telecommunication Services:		6.8%
2,231,278	BT Group PLC			4,307,023
741,488	Cable & Wireless Worldwide PLC			959,403
131,774	Inmarsat PLC			1,397,206
15,185,565	Vodafone Group PLC			31,289,709

				37,953,341

	Utilities:		4.1%
1,471,060	Centrica PLC			6,491,812
438,210	International Power PLC			1,957,473
988,749	National Grid PLC			7,218,816
265,575	Scottish & Southern Energy PLC			4,422,879
67,962	Severn Trent PLC			1,247,332
194,772	United Utilities Group PLC			1,524,162

				22,862,474

	Total Common Stock (Cost $ 575,089,216)			535,715,172

REAL ESTATE INVESTMENT TRUSTS:		1.1%
	Financials:		1.1%
245,991	British Land Co. PLC			1,588,962
201,124	Hammerson PLC			1,025,272
218,121	Land Securities Group PLC			1,805,115
179,375	Liberty International PLC			828,687
211,861	Segro PLC			798,806

	Total Real Estate Investment Trusts (Cost $ 7,300,805)			6,046,842

	Total Long-Term Investments (Cost $ 582,390,021)			541,762,014

SHORT-TERM INVESTMENTS:		0.2%
	Securities Lending Collateralcc:		0.2%
970,134	Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			970,134

	Total Short-Term Investments (Cost $ 970,134)			970,134

	Total Investments in Securities (Cost $ 583,360,155) *	97.5%		$542,732,148
	Other Assets and Liabilities - Net	2.5		13,873,114

	Net Assets	100.0%		$556,605,262

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

	See Accompanying Notes to Financial Statements

ING Hang Seng Index Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			97.6%
		China:		35.9%
899,728	@	Aluminum Corp. of China Ltd.			$ 676,738
13,013,588		Bank of China Ltd.			6,565,390
1,315,780		Bank of Communications Co., Ltd.			1,384,801
12,821,185		China Construction Bank			10,321,228
1,698,911		China Life Insurance Co., Ltd.			7,429,728
3,830,337		China Petroleum & Chemical Corp.			3,089,664
775,841		China Shenhua Energy Co., Ltd.			2,799,005
488,261	@	Foxconn International Holdings Ltd.			316,097
12,323,340		Industrial and Commercial Bank of China Ltd.			8,957,279
4,816,604		PetroChina Co., Ltd.			5,327,477
391,716	I, X	Ping An Insurance Group Co. of China Ltd.			3,237,094
228,975		Tencent Holdings Ltd.			3,793,486

					53,897,987

		Hong Kong:		47.2%
368,984		Bank of East Asia Ltd.			1,331,145
844,629		BOC Hong Kong Holdings Ltd.			1,923,613
269,818		Cathay Pacific Airways Ltd.			533,627
317,739		Cheung Kong Holdings Ltd.			3,666,956
250,285		China Merchants Holdings International Co., Ltd.			826,254
1,373,601		China Mobile Ltd.			13,650,640
932,991		China Overseas Land & Investment Ltd.			1,738,453
273,286		China Resources Enterprise			1,006,087
458,000		China Resources Land Ltd.			861,146
427,654		China Resources Power Holdings Co.			969,296
1,075,110		China Unicom Ltd.			1,438,038
290,811		Citic Pacific Ltd.			538,725
411,931		CLP Holdings Ltd.			2,981,595
4,078,714		CNOOC Ltd.			6,932,501
370,697		Cosco Pacific Ltd.			437,502
277,479		Esprit Holdings Ltd.			1,490,440
473,706		Hang Lung Properties Ltd.			1,811,900
174,643		Hang Seng Bank Ltd.			2,335,031
245,024		Henderson Land Development Co., Ltd.			1,435,120
984,144		Hong Kong & China Gas			2,433,547
233,541	S	Hong Kong Exchanges and Clearing Ltd.			3,642,416
316,822		HongKong Electric Holdings			1,887,084
486,464		Hutchison Whampoa Ltd.			2,993,733
605,514		Li & Fung Ltd.			2,709,056
326,643		MTR Corp.			1,113,925
579,176		New World Development Ltd.			940,263
558,241		Sino Land Co.			997,648
351,555		Sun Hung Kai Properties Ltd.			4,807,858
175,591		Swire Pacific Ltd.			1,993,177
314,637		Wharf Holdings Ltd.			1,524,279

					70,951,055

		United Kingdom:		14.5%
2,383,889		HSBC Holdings PLC			21,856,298

					21,856,298

		Total Common Stock (Cost $ 150,155,103)			146,705,340

RIGHTS:			0.0%
		China:		0.0%
201,267		Bank of Communications Co., Ltd.			80,642

		Total Rights (Cost $ -)			80,642

WARRANTS:			0.0%
		Hong Kong:		0.0%
49,204		Henderson Land Development Co. Ltd.			8,341

		Total Warrants
		(Cost $ -)			8,341

		Total Investments in Securities (Cost $ 150,155,103) *	97.6%		$146,794,323
		Other Assets and Liabilities - Net	2.4		3,589,626

		Net Assets	100.0%		$150,383,949

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Industry	Percentage of Net Assets
		Consumer Discretionary	2.8%
		Consumer Staples	0.7
		Energy	12.1
		Financials	59.0
		Industrials	4.3
		Information Technology	2.7
		Materials	0.5
		Telecommunication Services	10.0
		Utilities	5.5
		Other Assets and Liabilities - Net	2.4

		Net Assets	100.0%

		See Accompanying Notes to Financial Statements

ING International Index Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			92.6%
		Australia:		7.1%
15,021		AGL Energy Ltd.			$184,747
65,484	S	Alumina Ltd.			82,875
41,870		Amcor Ltd.			223,150
71,038		AMP Ltd.			308,309
12,538	L	Aristocrat Leisure Ltd.			38,211
19,388	@	Arrow Energy NL			78,473
88,461	@, S	Asciano Group			118,794
5,003		ASX Ltd.			122,045
80,807		Australia & New Zealand Banking Group Ltd.			1,451,407
31,655		AXA Asia Pacific Holdings Ltd.			144,821
12,459		Bendigo Bank Ltd.			84,919
106,736		BHP Billiton Ltd.			3,320,513
7,465	L	Billabong International Ltd.			54,212
62,778	S	BlueScope Steel Ltd.			109,138
19,163		Boral Ltd.			76,760
42,122		Brambles Ltd.			191,827
4,524		Caltex Australia Ltd.			35,496
17,710		Coca-Cola Amatil Ltd.			177,327
1,912		Cochlear Ltd.			119,096
48,864		Commonwealth Bank of Australia			1,975,452
12,140		Computershare Ltd.			107,362
11,894		Crown Ltd.			77,107
19,779		CSL Ltd.			540,035
37,411	S	CSR Ltd.			52,393
41,969	@	Fortescue Metals Group Ltd.			142,335
53,324		Foster’s Group Ltd.			252,571
50,047	S	Goodman Fielder Ltd.			56,421
17,500	L	Harvey Norman Holdings Ltd.			48,339
48,147		Incitec Pivot Ltd.			108,888
67,447		Insurance Australia Group			191,859
91,757	S	Intoll Group			79,950
63,440	S, L	John Fairfax Holdings Ltd.			69,318
5,240	L	Leighton Holdings Ltd.			126,027
12,811		Lend Lease Corp. Ltd.			78,015
3,702		MacArthur Coal Ltd.			36,996
10,691		Macquarie Group Ltd.			328,604
20,755		Metcash Ltd.			72,948
67,117		National Australia Bank Ltd.			1,297,658
14,793		Newcrest Mining Ltd.			431,609
38,988		OneSteel Ltd.			96,463
11,581		Orica Ltd.			243,612
29,174		Origin Energy Ltd.			363,967
90,553	@, S	Oz Minerals Ltd.			71,717
20,948	@	Paladin Resources Ltd.			62,376
41,907	@, S	Qantas Airways Ltd.			76,822
34,884		QBE Insurance Group Ltd.			529,333
13,529		Rio Tinto Ltd.			744,020
26,651		Santos Ltd.			278,517
3,084		Sims Group Ltd.			43,820
12,883		Sonic Healthcare Ltd.			112,106
50,639	S	SP AusNet			32,513
42,789		Suncorp-Metway Ltd.			286,266
19,062		TABCORP Holdings Ltd.			101,024
40,864	S	Tattersall’s Ltd.			76,620
144,347		Telstra Corp. Ltd.			393,454
19,531		Toll Holdings Ltd.			88,945
44,727		Transurban Group			158,766
32,951		Wesfarmers Ltd.			787,576
6,725		Wesfarmers Ltd. - Price Protected Shares			161,259
94,850		Westpac Banking Corp.			1,671,872
18,294		Woodside Petroleum Ltd.			635,887
38,985		Woolworths Ltd.			882,426
5,353		WorleyParsons Ltd.			98,488

					20,993,856

		Austria:		0.3%
6,205		Erste Bank der Oesterreichischen Sparkassen AG			196,874
42,126	@	Immofinanz Immobilien Anlagen AG			108,164
2,450		Oesterreichische Elektrizitaetswirtschafts AG			74,966
4,738		OMV AG			142,285
1,546	@	Raiffeisen International Bank Holding AG			58,719
9,903		Telekom Austria AG			110,119
4,310	L	Voestalpine AG			117,382

					808,509

		Belgium:		0.9%
23,072		Anheuser-Busch InBev NV			1,109,334
4,377		Belgacom S.A.			137,621
419		Colruyt S.A.			98,566
3,005		Delhaize Group			218,060
15,634	@	Dexia S.A.			54,556
67,482		Fortis			150,169
2,584		Groupe Bruxelles Lambert S.A.			179,180
4,700	@	KBC Groep NV			180,153
863		Mobistar S.A.			45,853
1,354		Nationale A Portefeuille			57,601
1,838		Solvay S.A.			156,952
4,012		UCB S.A.			125,993
3,557		Umicore			102,624

					2,616,662

		Bermuda:		0.1%
8,731		SeaDrill Ltd. ADR			157,489

					157,489

		China:		0.0%
76,473	@, S	Foxconn International Holdings Ltd.			49,508

					49,508

		Cyprus:		0.0%
3,593		Bank of Cyprus Public Co. Ltd			14,387
13,353		Bank of Cyprus Public Co., Ltd.			53,477

					67,864

		Denmark:		1.0%
26		AP Moller - Maersk A/S - Class A			197,741
43		AP Moller - Maersk A/S - Class B			338,660
3,504		Carlsberg A/S			267,036
786		Coloplast A/S			78,018
14,766	@	Danske Bank A/S			284,134
6,337		DSV A/S			91,237
13,979		Novo-Nordisk A/S			1,129,402
1,364		Novozymes A/S			145,546
1,188		TrygVesta A/S			62,590
6,603	@	Vestas Wind Systems A/S			274,791
915	@	William Demant Holding			66,925

					2,936,080

		Eurozone:		0.0%
4,571	@	Iberdrola S.A.			25,692

					25,692

		Finland:		1.0%
2,955	@	Elisa OYJ			51,110
14,415		Fortum OYJ			316,420
2,297		Kesko OYJ			74,300
4,420		Kone OYJ			175,984
3,991		Metso OYJ			127,898
4,769		Neste Oil OYJ			69,195
119,626		Nokia OYJ			975,051
4,051		Nokian Renkaat OYJ			99,141
2,861		Orion OYJ			53,509
4,147		Outokumpu OYJ			62,311
2,207		Rautaruukki OYJ			32,167
14,028		Sampo OYJ			295,762
3,005		Sanoma-WSOY OYJ			51,884
18,624		Stora Enso OYJ (Euro Denominated Security)			134,572
16,397		UPM-Kymmene OYJ			217,085
2,843		Wartsila OYJ			129,277

					2,865,666

		France:		8.5%
4,495	@, L	Accor S.A.			208,098
896		ADP			57,482
5,847	@	Air France-KLM			69,517
8,998		Air Liquide			908,679
67,050	@	Alcatel S.A.			170,752
6,802	L	Alstom			307,977
1,556	@	Atos Origin			62,478
53,496		AXA S.A.			817,265
30,224		BNP Paribas			1,626,079
7,500		Bouygues S.A.			289,512
1,683		Bureau Veritas S.A.			91,153
4,492		Capgemini S.A.			197,422
19,204		Carrefour S.A.			761,777
1,751		Casino Guichard Perrachon S.A.			132,875
1,896		Christian Dior S.A.			181,982
12,780	L	Cie de Saint-Gobain			476,242
6,637		Cie Generale D’Optique Essilor International S.A.			394,404
1,215		CNP Assurances			82,661
3,896	@	Compagnie Generale de Geophysique S.A.			69,310
4,681		Compagnie Generale des Etablissements Michelin			326,136
31,013		Credit Agricole S.A.			321,765
1,875	L	Dassault Systemes S.A.			113,587
1,375	L	Eiffage S.A.			59,691
7,767	L	Electricite de France			295,509
169		Eramet SLN			41,771
1,445		Eurazeo			82,894
3,636		Eutelsat Communications			121,725
59,434	L	France Telecom S.A.			1,030,880
39,714		Gaz de France			1,129,889
18,175		Groupe Danone			974,367
12,864		Groupe Eurotunnel S.A.			86,938
1,522		Hermes International			201,766
1,528		Imerys S.A.			77,752
6,547	L	Lafarge S.A.			356,994
3,501		Lagardere SCA			109,194
3,900		Legrand S.A.			115,600
7,768		L’Oreal S.A.			760,567
8,319		LVMH Moet Hennessy Louis Vuitton S.A.			905,466
30,021	@	Natixis			130,365
1,291		Neopost S.A.			93,486
4,793		PagesJaunes Groupe S.A.			49,402
6,139	L	Pernod-Ricard S.A.			476,174
4,825	@	Peugeot S.A.			122,641
2,358		PPR			292,919
3,953	L	Publicis Groupe			157,685
5,653	@	Renault S.A.			209,542
4,520		Safran S.A.			126,087
33,740		Sanofi-Aventis			2,032,074
7,843		Schneider Electric S.A.			792,144
4,852		Scor S.A.			92,670
1,228		Societe BIC S.A.			87,215
20,602	L	Societe Generale			847,752
4,900		Societe Television Francaise (T.F.1)			63,842
3,119		Sodexho Alliance S.A.			173,095
7,133		Suez Environnement S.A.			117,711
3,332		Technip S.A.			191,110
3,307		Thales S.A.			106,764
66,901		Total S.A.			2,986,388
1,640		Vallourec			282,757
11,277		Veolia Environnement			264,931
13,992		Vinci S.A.			580,972
39,047		Vivendi			793,518

					25,089,400

		Germany:		6.9%
6,800		Adidas AG			329,222
14,482		Allianz AG			1,433,336
29,448		BASF AG			1,609,053
26,380		Bayer AG			1,474,155
10,464		Bayerische Motoren Werke AG			508,306
3,270		Beiersdorf AG			180,603
2,897		Celesio AG			63,171
20,304	@	Commerzbank AG			141,737
1,529	@	Continental AG			79,370
28,786	@	DaimlerChrysler AG			1,456,157
19,678		Deutsche Bank AG			1,105,300
6,581		Deutsche Boerse AG			399,820
6,670	@	Deutsche Lufthansa AG			92,210
26,307		Deutsche Post AG			383,560
2,436	@	Deutsche Postbank AG			70,609
86,978		Deutsche Telekom AG			1,026,827
57,405		E.ON AG			1,543,521
1,713		Fresenius AG			113,558
6,510		Fresenius Medical Care AG & Co. KGaA			351,245
4,964		GEA Group AG			98,798
2,035		Hannover Rueckversicheru - Reg			87,211
4,103		HeidelbergCement AG			193,911
4,711		Henkel KGaA			192,812
1,203		Hochtief AG			71,826
31,720	@	Infineon Technologies AG			183,894
4,505		K+S AG			207,034
5,318		Linde AG			559,188
3,408		MAN AG			280,963
1,565		Merck KGaA			114,807
4,040		Metro AG			206,127
6,390		Muenchener Rueckversicherungs AG			802,348
13,802		RWE AG			903,148
1,574		Salzgitter AG			93,801
27,432	L	SAP AG			1,219,828
26,197		Siemens AG			2,343,058
10,272		ThyssenKrupp AG			253,135
6,167	@	TUI AG			54,193
1,378		Volkswagen AG			116,905
541		Wacker Chemie AG			78,366

					20,423,113

		Greece:		0.3%
17,457	@	Alpha Bank AE			85,320
5,444		Coca-Cola Hellenic Bottling Co. S.A.			116,671
11,037		EFG Eurobank Ergasias S.A.			49,013
7,628	@	Hellenic Telecommunications Organization S.A.			57,343
18,896	@	National Bank of Greece S.A.			203,463
8,099		OPAP S.A.			100,769
13,971	@	Piraeus Bank S.A.			58,968
3,826		Public Power Corp.			54,858

					726,405

		Guernsey:		0.0%
86,161	S	Resolution Ltd.			81,488

					81,488

		Hong Kong:		2.3%
7,746		ASM Pacific Technology			60,176
48,605		Bank of East Asia Ltd.			175,347
103,410		BOC Hong Kong Holdings Ltd.			235,513
51,053	S	Cathay Pacific Airways Ltd.			100,969
44,383		Cheung Kong Holdings Ltd.			512,214
11,236		Cheung Kong Infrastructure Holdings Ltd.			41,622
62,603		CLP Holdings Ltd.			453,126
34,279		Esprit Holdings Ltd.			184,125
26,617		Hang Lung Group Ltd.			143,443
67,682		Hang Lung Properties Ltd.			258,880
21,973		Hang Seng Bank Ltd.			293,786
36,656		Henderson Land Development Co., Ltd.			214,696
139,647		Hong Kong & China Gas			345,313
31,654		Hong Kong Exchanges and Clearing Ltd.			493,691
41,302		HongKong Electric Holdings			246,007
70,615		Hutchison Whampoa Ltd.			434,570
17,702		Hysan Development Co., Ltd.			50,041
23,818		Kerry Properties Ltd.			102,916
74,361		Li & Fung Ltd.			332,689
49,658		MTR Corp.			169,345
88,235	S	New World Development Ltd.			143,245
80,727	S	Noble Group Ltd.			97,574
35,042	S	NWS Holdings Ltd.			63,336
6,500	@	Orient Overseas International Ltd.			46,464
140,000	S	PCCW Ltd.			40,841
39,331	S	Shangri-La Asia Ltd.			72,594
73,858	S, L	Sino Land Co.			131,994
44,915		Sun Hung Kai Properties Ltd.			614,256
23,079		Swire Pacific Ltd.			261,975
9,845		Television Broadcasts Ltd.			45,653
44,264		Wharf Holdings Ltd.			214,440
31,882		Wheelock & Co., Ltd.			89,879
5,318		Wing Hang Bank Ltd.			51,922
21,643		Yue Yuen Industrial Holdings			67,177

					6,789,819

		Ireland:		0.3%
22,056		CRH PLC			457,513
15,963	@	Elan Corp. PLC			72,458
12,600	@	James Hardie Industries SE			65,247
3,600		Kerry Group PLC			99,932
287		Kerry Group PLC			7,970
11,252	@	Ryanair Holdings PLC			49,367

					752,487

		Israel:		0.8%
29,366	@	Bank Hapoalim BM			105,770
35,512	@	Bank Leumi Le-Israel BM			126,541
61,910		Bezeq Israeli Telecommunication Corp. Ltd.			135,329
1,549		Cellcom Israel Ltd.			38,578
1,139		Elbit Systems Ltd.			57,815
18,972		Israel Chemicals Ltd.			197,644
100	@	Israel Corp. Ltd.			62,013
20,100	@, S	Israel Discount Bank Ltd.			33,988
4,500	@	Mizrahi Tefahot Bank Ltd.			32,747
2,200	@	NICE Systems Ltd.			55,832
2,519		Partner Communications			38,665
29,317		Teva Phaemaceutical Industries Ltd.			1,531,733

					2,416,655

		Italy:		2.6%
33,977	S	AEM S.p.A.			46,384
8,553		Altantia S.p.A.			151,583
37,623		Assicurazioni Generali S.p.A.			656,043
3,199	@	Autogrill S.p.A.			38,249
20,339	S	Banca Carige S.p.A			39,732
67,757	@, L	Banca Monte dei Paschi di Siena S.p.A.			76,667
18,212		Banche Popolari Unite Scpa			156,809
21,852	L	Banco Popolare Scarl			119,803
209,570	L	Enel S.p.A.			887,356
83,460		ENI S.p.A.			1,532,001
3,229		Exor S.p.A.			54,287
24,188		Fiat S.p.A			248,450
11,632		Finmeccanica S.p.A.			120,583
244,711	S	Intesa Sanpaolo S.p.A.			644,496
33,097		Intesa Sanpaolo S.p.A. - RNC			65,922
3,444		Luxottica Group S.p.A.			83,386
22,565	L	Mediaset S.p.A.			128,319
17,123	@	Mediobanca S.p.A.			127,548
47,232		Parmalat S.p.A			109,783
69,937	S	Pirelli & C S.p.A.			38,514
2,615		Prysmian S.p.A.			37,531
8,657		Saipem S.p.A.			263,677
49,238		Snam Rete Gas S.p.A.			196,499
325,436	S	Telecom Italia S.p.A.			359,397
205,092		Telecom Italia S.p.A. RNC			187,344
45,542	L	Terna S.p.A			163,918
481,795		UniCredito Italiano S.p.A.			1,065,751

					7,600,032

		Japan:		21.7%
16,000		77 Bank Ltd.			85,943
4,900		Advantest Corp.			102,399
18,900	L	Aeon Co., Ltd.			199,987
3,000		Aeon Mall Co., Ltd.			59,432
6,400		Aisin Seiki Co., Ltd.			172,304
21,000		Ajinomoto Co., Inc.			189,991
1,200		Alfresa Holdings Corp.			57,998
28,000		All Nippon Airways Co., Ltd.			88,755
9,000		Amada Co., Ltd.			59,159
11,400		Asahi Breweries Ltd.			193,128
33,000		Asahi Glass Co., Ltd.			309,864
35,000		Asahi Kasei Corp.			182,852
5,000		Asics Corp.			45,779
14,400		Astellas Pharma, Inc.			482,482
12,000		Bank of Kyoto Ltd.			98,788
35,000		Bank of Yokohama Ltd.			160,106
2,500		Benesse Corp.			113,807
21,624		Bridgestone Corp.			341,923
8,200		Brother Industries Ltd.			85,126
35,600		Canon, Inc.			1,326,792
7,000		Casio Computer Co., Ltd.			42,043
50		Central Japan Railway Co.			412,842
28,000		Chiba Bank Ltd.			169,039
4,000		Chiyoda Corp.			29,048
22,100		Chubu Electric Power Co., Inc.			548,442
6,700		Chugai Pharmaceutical Co., Ltd.			119,258
6,000		Chugoku Bank Ltd.			70,700
8,644		Chugoku Electric Power Co., Inc.			178,036
8,100		Citizen Watch Co., Ltd.			49,482
30,000		Cosmo Oil Co., Ltd.			71,634
5,000		Credit Saison Co., Ltd.			52,330
18,000		Dai Nippon Printing Co., Ltd.			207,744
7,000		Daicel Chemical Industries Ltd.			47,226
8,000		Daido Steel Co., Ltd.			34,211
5,676		Daihatsu Motor Co., Ltd.			52,828
264		Dai-ichi Life Insurance Co. Ltd.			366,074
22,700		Daiichi Sankyo Co., Ltd.			405,556
7,300		Daikin Industries Ltd.			222,579
7,100		Dainippon Sumitomo Pharma Co., Ltd.			54,364
2,473		Daito Trust Construction Co., Ltd.			140,043
14,000		Daiwa House Industry Co., Ltd.			125,946
55,000		Daiwa Securities Group, Inc.			232,207
2,700		Dena Co., Ltd.			71,291
11,000		Denki Kagaku Kogyo K K			51,200
14,900		Denso Corp.			411,820
5,600		Dentsu, Inc.			147,899
2,820		Diamond Lease Co., Ltd.			95,125
7,000		Dowa Holdings Co., Ltd.			33,537
11,002		East Japan Railway Co.			732,574
7,900	L	Eisai Co., Ltd.			262,129
2,900		Electric Power Development Co.			91,984
7,400	@	Elpida Memory, Inc.			113,690
2,700	L	FamilyMart Co., Ltd.			89,162
6,200		Fanuc Ltd.			700,120
1,500		Fast Retailing Co., Ltd.			226,972
21,000		Fuji Electric Holdings Co., Ltd.			60,466
18,000		Fuji Heavy Industries Ltd.			96,427
15,100		Fuji Photo Film Co., Ltd.			436,382
61,000		Fujitsu Ltd.			381,300
30,000		Fukuoka Financial Group, Inc.			124,879
18,000		Furukawa Electric Co., Ltd.			78,532
11,000	L	GS Yuasa Corp.			71,981
13,000		Gunma Bank Ltd.			68,938
14,000		Hachijuni Bank Ltd.			78,592
33,000		Hankyu Hanshin Holdings, Inc.			145,626
11,000		Hino Motors Ltd.			54,236
800		Hirose Electric Co., Ltd.			73,267
8,000		Hiroshima Bank Ltd.			31,975
2,300		Hisamitsu Pharmaceutical Co., Inc.			91,231
3,800		Hitachi Chemical Co., Ltd.			70,597
4,100		Hitachi Construction Machinery Co., Ltd.			75,486
2,200		Hitachi High-Technologies Corp.			40,416
142,000		Hitachi Ltd.			515,788
4,000		Hitachi Metals Ltd.			40,496
4,200		Hokkaido Electric Power Co., Inc.			90,476
41,000	S	Hokugin Financial Group, Inc.			75,317
5,500		Hokuriku Electric Power Co.			120,612
52,600		Honda Motor Co., Ltd.			1,545,012
12,000		Hoya Corp.			255,332
4,300		Ibiden Co., Ltd.			115,836
29		Inpex Holdings, Inc.			160,849
11,000		Isetan Mitsukoshi Holdings Ltd.			107,234
43,000	S	Ishikawajima - Harima Heavy Industries Co., Ltd.			68,427
33,000		Isuzu Motors Ltd.			99,165
45,800		Itochu Corp.			358,040
1,600		Itochu Techno-Solutions Corp.			58,469
6,401		Iyo Bank Ltd.			59,526
17,000		J Front Retailing Co., Ltd.			81,817
9,000		Japan Steel Works Ltd.			79,109
148		Japan Tobacco, Inc.			460,442
15,600		JFE Holdings, Inc.			482,617
6,000		JGC Corp.			91,045
17,000		Joyo Bank Ltd.			67,403
7,100		JS Group Corp.			135,523
5,300		JSR Corp.			89,028
98		Jupiter Telecommunications Co.			93,826
74,200	@	JX Holdings, Inc.			366,741
34,000		Kajima Corp.			77,081
7,000		Kamigumi Co., Ltd.			53,713
10,000		Kaneka Corp.			58,013
26,500		Kansai Electric Power Co., Inc.			646,288
8,304		Kansai Paint Co., Ltd.			71,281
16,817		Kao Corp.			395,685
42,000		Kawasaki Heavy Industries Ltd.			101,833
30,000		Kawasaki Kisen Kaisha Ltd.			121,990
92		KDDI Corp.			438,535
17,000		Keihin Electric Express Railway Co., Ltd.			150,246
16,000		Keio Corp.			103,303
1,270		Keyence Corp.			293,678
57,000		Kintetsu Corp.			173,929
27,000		Kirin Brewery Co., Ltd.			339,919
72,000	S	Kobe Steel Ltd.			137,149
4,000		Koito Manufacturing Co., Ltd.			58,903
31,400		Komatsu Ltd.			565,392
16,000		Konica Minolta Holdings, Inc.			153,924
5,700		Koyo Seiko Co., Ltd.			52,715
37,000		Kubota Corp.			283,801
10,000		Kuraray Co., Ltd.			117,316
3,100		Kurita Water Industries Ltd.			84,711
5,000		Kyocera Corp.			404,782
8,000		Kyowa Hakko Kogyo Co., Ltd.			75,870
11,500		Kyushu Electric Power Co., Inc.			257,918
2,300		Lawson, Inc.			100,597
1,300		Mabuchi Motor Co., Ltd.			59,356
3,300		Makita Corp.			88,308
54,000		Marubeni Corp.			276,826
12,500		Marui Co., Ltd.			84,200
65,400		Matsushita Electric Industrial Co., Ltd.			816,640
42,000		Mazda Motor Corp.			98,148
2,948		McDonald’s Holdings Co. Japan Ltd.			66,012
2,500		MEIJI Holdings Co., Ltd.			102,282
11,000		Minebea Co., Ltd.			60,936
40,500		Mitsubishi Chemical Holdings Corp.			184,860
42,300		Mitsubishi Corp.			875,121
61,000		Mitsubishi Electric Corp.			476,100
37,000		Mitsubishi Estate Co., Ltd.			515,102
12,000		Mitsubishi Gas Chemical Co., Inc.			58,185
87,000		Mitsubishi Heavy Industries Ltd.			300,128
36,000		Mitsubishi Materials Corp.			95,689
120,255	@, S, L	Mitsubishi Motors Corp.			152,120
405,621		Mitsubishi UFJ Financial Group, Inc.			1,841,806
54,007		Mitsui & Co., Ltd.			630,034
30,000		Mitsui Chemicals, Inc.			83,842
37,000	S	Mitsui Engineering & Shipbuilding Co., Ltd.			74,732
26,919		Mitsui Fudosan Co., Ltd.			374,671
29,000		Mitsui Mining & Smelting Co., Ltd.			76,532
36,000		Mitsui OSK Lines Ltd.			238,020
17,469		Mitsui Sumitomo Insurance Group Holdings, Inc.			373,895
30,000		Mitsui Trust Holdings, Inc.			105,794
2,000		Mitsumi Electric Co., Ltd.			33,929
451,892	S, L	Mizuho Financial Group, Inc.			741,469
6,700		Murata Manufacturing Co., Ltd.			319,510
79,000		NEC Corp.			205,073
9,000		NGK Insulators Ltd.			140,175
6,000		NGK Spark Plug Co., Ltd.			74,489
7,000		NHK Spring Co., Ltd.			64,029
3,400		Nidec Corp.			284,638
10,600		Nikon Corp.			182,678
3,100		Nintendo Co., Ltd.			910,189
12,000		Nippon Electric Glass Co., Ltd.			137,455
23,000		Nippon Express Co., Ltd.			103,640
6,000		Nippon Meat Packers, Inc.			74,062
3,700		Nippon Paper Group, Inc.			102,413
24,000		Nippon Sheet Glass Co., Ltd.			58,714
172,000		Nippon Steel Corp.			568,536
17,100		Nippon Telegraph & Telephone Corp.			696,584
57,000		Nippon Yusen KK			207,723
17,000		Nishi-Nippon City Bank Ltd.			48,686
5,000		Nissan Chemical Industries Ltd.			55,875
79,900	@	Nissan Motor Co., Ltd.			556,781
7,500		Nisshin Seifun Group, Inc.			84,685
6,000		Nisshinbo Industries, Inc.			57,513
2,100		Nissin Food Products Co., Ltd.			77,087
1,400		Nitori Co., Ltd.			120,679
5,300		Nitto Denko Corp.			173,858
47,306	@	NKSJ Holdings, Inc.			283,039
2,500		NOK Corp.			39,700
116,400		Nomura Holdings, Inc.			635,950
4,100		Nomura Real Estate Holdings, Inc.			51,312
3,100		Nomura Research Institute Ltd.			65,812
13,000		NSK Ltd.			90,287
17,000		NTN Corp.			69,592
36		NTT Data Corp.			132,883
486		NTT DoCoMo, Inc.			735,945
13,000		Obayashi Corp.			51,538
330		Obic Co., Ltd.			63,699
20,000		Odakyu Electric Railway Co., Ltd.			171,685
27,000		OJI Paper Co., Ltd.			132,379
6,300		Olympus Corp.			149,240
6,300		Omron Corp.			137,336
2,100		Ono Pharmaceutical Co., Ltd.			85,130
1,700		Oracle Corp. Japan			83,539
1,800		Oriental Land Co., Ltd.			150,431
3,440		ORIX Corp.			249,210
60,000		Osaka Gas Co., Ltd.			216,418
900		Otsuka Corp.			57,359
13,000		Panasonic Electric Works Co. Ltd			127,782
220		Rakuten, Inc.			158,958
18,600		Resona Holdings, Inc.			226,994
21,000		Ricoh Co., Ltd.			267,782
1,100		Rinnai Corp.			56,463
2,600		Rohm Co., Ltd.			156,128
2,100		Sankyo Co., Ltd.			94,923
1,700		Santen Pharmaceutical Co., Ltd.			61,253
53,000	@, S	Sanyo Electric Co., Ltd.			68,192
7,000		Sapporo Holdings Ltd.			30,091
7,000		Secom Co., Ltd.			310,842
5,900		Sega Sammy Holdings, Inc.			84,751
4,200		Seiko Epson Corp.			54,282
13,000		Sekisui Chemical Co., Ltd.			81,092
19,000		Sekisui House Ltd.			162,498
24,800		Seven & I Holdings Co., Ltd.			568,200
33,000		Sharp Corp.			348,105
5,700		Shikoku Electric Power Co.			163,019
10,115		Shimadzu Corp.			76,245
900		Shimamura Co., Ltd.			81,376
1,900		Shimano, Inc.			81,523
18,000		Shimizu Corp.			61,517
13,186		Shin-Etsu Chemical Co., Ltd.			613,086
4,800		Shinko Electric Industries			62,378
25,000		Shinko Securities Co., Ltd.			55,738
48,000	S, L	Shinsei Bank Ltd.			40,578
9,600		Shionogi & Co., Ltd.			199,025
11,700		Shiseido Co., Ltd.			257,883
19,000		Shizuoka Bank Ltd.			165,586
43,000	S	Showa Denko KK			77,660
1,700		SMC Corp.			227,412
26,300		Softbank Corp.			697,562
621		Softbank Investment Corp.			77,147
51,100	S	Sojitz Corp.			79,861
32,900		Sony Corp.			877,542
26		Sony Financial Holdings, Inc.			86,730
2,200		Square Enix Co., Ltd.			40,524
6,100		Stanley Electric Co., Ltd.			101,018
5,700		Sumco Corp.			94,472
46,000		Sumitomo Chemical Co., Ltd.			178,028
37,800		Sumitomo Corp.			377,509
20,500		Sumitomo Electric Industries Ltd.			238,906
23,000		Sumitomo Heavy Industries			134,953
111,000		Sumitomo Metal Industries Ltd.			250,975
16,000		Sumitomo Metal Mining Co., Ltd.			199,601
42,900		Sumitomo Mitsui Financial Group, Inc.			1,214,171
11,000		Sumitomo Realty & Development Co., Ltd.			186,911
47,000		Sumitomo Trust & Banking Co., Ltd.			239,285
5,590		Suruga Bank Ltd.			50,734
2,700		Suzuken Co., Ltd.			90,376
11,400		Suzuki Motor Corp.			223,730
1,400		Sysmex Corp.			79,512
8,500		T&D Holdings, Inc.			181,750
52,000	S	Taiheiyo Cement Corp.			65,661
38,000	S	Taisei Corp.			76,001
4,000		Taisho Pharmaceutical Co., Ltd.			78,908
9,000		Taiyo Nippon Sanso Corp.			71,469
8,000		Takashimaya Co., Ltd.			63,770
24,000		Takeda Pharmaceutical Co., Ltd.			1,030,864
7,000		Tanabe Seiyaku Co., Ltd.			106,653
4,000		TDK Corp.			218,889
25,000		Teijin Ltd.			74,224
5,100		Terumo Corp.			244,237
4,800		THK Co., Ltd.			99,307
26,000		Tobu Railway Co., Ltd.			140,042
16,777		Toho Gas Co., Ltd.			89,491
13,100		Tohoku Electric Power Co., Inc.			281,237
22,150		Tokio Marine Holdings, Inc.			582,320
11,000		Tokuyama Corp.			48,417
40,000		Tokyo Electric Power Co., Inc.			1,088,138
5,500		Tokyo Electron Ltd.			296,270
75,079		Tokyo Gas Co., Ltd.			342,746
3,500		Tokyo Steel Manufacturing Co., Ltd.			40,461
13,000	L	Tokyo Tatemono Co., Ltd.			40,062
32,000		Tokyu Corp.			130,246
11,000		Tokyu Land Corp.			38,452
11,000		TonenGeneral Sekiyu KK			95,174
16,000		Toppan Printing Co., Ltd.			126,521
38,000		Toray Industries, Inc.			182,137
133,000		Toshiba Corp.			658,825
23,000		Tosoh Corp.			59,539
10,000		Toto Ltd.			66,425
5,300		Toyo Seikan Kaisha Ltd.			77,339
4,000		Toyo Suisan Kaisha Ltd.			95,470
3,300		Toyoda Gosei Co., Ltd.			81,842
2,600		Toyota Boshoku Corp.			37,962
5,900		Toyota Industries Corp.			149,719
87,689		Toyota Motor Corp.			3,012,876
7,500		Toyota Tsusho Corp.			106,902
3,900		Trend Micro, Inc.			105,396
2,500		Tsumura & Co.			76,546
36,000		Ube Industries Ltd.			85,120
1,200		Uni-Charm Corp.			135,320
5,600		UNY Co., Ltd.			42,553
3,700		Ushio, Inc.			57,001
59		West Japan Railway Co.			215,755
414		Yahoo! Japan Corp.			165,010
2,300		Yakult Honsha Co., Ltd.			62,567
2,500		Yamada Denki Co., Ltd.			163,349
3,000		Yamaguchi Financial Group, Inc.			28,671
5,900		Yamaha Corp.			60,245
8,600		Yamaha Motor Co., Ltd.			113,694
13,800		Yamato Holdings Co., Ltd.			182,650
2,100		Yamato Kogyo Co., Ltd.			52,343
4,000		Yamazaki Baking Co., Ltd.			53,945
9,000		Yaskawa Electric Corp.			66,765

					64,163,261

		Kazakhstan:		0.0%
8,719		Eurasian Natural Resources Corp.			110,948

					110,948

		Luxembourg:		0.4%
26,700		ArcelorMittal			716,143
10,261		SES S.A.			213,394
13,772		Tenaris S.A.			237,537

					1,167,074

		Macau:		0.1%
75,200	@, S	Sands China Ltd.			111,144
57,600	@, S	Wynn Macau Ltd.			93,930

					205,074

		Malaysia:		0.1%
179,600	@, S	Genting International PLC			148,549

					148,549

		Mauritius:		0.0%
225,265		Golden Agri-Resources Ltd.			84,450

					84,450

		Mexico:		0.0%
6,884		Fresnillo PLC			99,941

					99,941

		Netherlands:		4.3%
50,272	@	Aegon NV			267,037
7,172		Akzo Nobel NV			372,765
13,482		ASML Holding NV			371,024
3,400		Delta Lloyd NV			57,300
13,357	@	European Aeronautic Defence and Space Co. NV			272,588
2,036		Fugro NV			94,058
3,351		Heineken Holding NV			122,420
7,866		Heineken NV			333,419
121,440	@, **	ING Groep NV			898,720
37,337		Koninklijke Ahold NV			461,855
2,480		Koninklijke Boskalis Westminster NV			96,358
4,192		Koninklijke DSM NV			166,641
30,785	L	Koninklijke Philips Electronics NV			919,306
6,762	@	Qiagen NV			131,555
3,354	@	Randstad Holdings NV			131,796
20,534		Reed Elsevier NV			227,317
114,490		Royal Dutch Shell PLC - Class A			2,889,274
87,444		Royal Dutch Shell PLC - Class B			2,113,581
52,323		Royal KPN NV			666,937
5,757		SBM Offshore NV			82,361
11,163		TNT NV			281,164
53,756		Unilever NV			1,468,037
10,161		Wolters Kluwer NV			194,858

					12,620,371

		New Zealand:		0.1%
14,909	@	Contact Energy Ltd.			57,995
20,509		Fletcher Building Ltd.			109,751
21,119	S	Sky City Entertainment Group Ltd.			41,147
50,563	S	Telecom Corp. of New Zealand Ltd.			65,114

					274,007

		Norway:		0.6%
6,176		Aker Kvaerner ASA			70,615
30,193		DnB NOR ASA			290,402
22,986	L	Norsk Hydro ASA			103,801
19,766		Orkla ASA			126,406
13,602	@	Renewable Energy Corp. A/S			32,162
33,761		Statoil ASA			650,400
27,994		Telenor ASA			352,649
6,032		Yara International ASA			169,557

					1,795,992

		Portugal:		0.2%
115,926	S, L	Banco Comercial Portugues S.A.			87,049
18,938		Banco Espirito Santo S.A.			74,726
6,497		Brisa-Auto Estradas de Portugal S.A.			39,320
7,161		Cimpor Cimentos de Portugal SG			40,239
53,666		Energias de Portugal S.A.			159,713
6,487		Galp Energia SGPS S.A.			96,897
5,499		Jeronimo Martins			50,383
16,457		Portugal Telecom SGPS S.A.			164,487

					712,814

		Singapore:		1.4%
78,000		CapitaLand Ltd.			198,896
59,000	S	CapitaMalls Asia Ltd.			88,213
16,000		City Developments Ltd.			125,944
65,000	S	ComfortDelgro Corp. Ltd.			67,410
53,000		DBS Group Holdings Ltd.			514,359
29,000		Fraser and Neave Ltd.			106,045
4,000		Jardine Cycle & Carriage Ltd.			85,122
38,000		Keppel Corp. Ltd.			229,427
33,000		Keppel Land Ltd.			91,062
7,600	@, S	K-Green Trust			5,703
43,000	@, S	Neptune Orient Lines Ltd.			60,735
37,000	S, L	Olam International Ltd.			67,912
74,608		Oversea-Chinese Banking Corp.			469,815
30,000		SembCorp Industries Ltd.			86,756
33,000	L	SembCorp Marine Ltd.			90,180
16,000		Singapore Airlines Ltd.			165,906
27,000		Singapore Exchange Ltd.			141,594
54,000	L	Singapore Press Holdings Ltd.			145,358
60,000		Singapore Technologies Engineering Ltd.			140,265
249,000		Singapore Telecommunications Ltd.			538,317
30,000	S	StarHub Ltd.			48,233
36,000		United Overseas Bank Ltd.			500,827
16,000		United Overseas Land Ltd.			43,094
43,000		Wilmar International Ltd.			175,937
47,000	S	Yangzijiang Shipbuilding Holdings Ltd.			44,829

					4,231,939

		Spain:		3.2%
8,562		Abertis Infraestructuras S.A.			123,069
888	L	Acciona S.A.			67,582
4,540		ACS Actividades de Construccion y Servicios S.A.			166,842
113,722		Banco Bilbao Vizcaya Argentaria S.A.			1,171,672
28,548	L	Banco De Sabadell S.A.			129,275
11,841		Banco de Valencia S.A.			52,708
26,587		Banco Popular Espanol S.A.			134,755
261,907		Banco Santander Central Hispano S.A.			2,746,412
18,368		Cintra Concesiones DE Infrae			118,802
24,990		Corp. Mapfre S.A.			67,954
25,401		Criteria Caixacorp S.A.			103,876
7,189	@	EDP Renovaveis S.A.			42,339
5,270		Enagas			79,383
7,554	@, L	Gamesa Corp. Tecnologica S.A.			64,866
7,868	L	Gas Natural SDG S.A.			113,701
24,007		Iberdrola Renovables			75,342
118,870	S, L	Iberdrola S.A.			668,117
23,475	@	Iberia Lineas Aereas de Espana			66,270
7,377		Inditex S.A.			420,648
2,758		Indra Sistemas S.A.			44,096
3,475		Red Electrica de Espana			124,422
24,618	L	Repsol YPF S.A.			496,794
132,450		Telefonica S.A.			2,453,601
4,100		Zardoya-Otis S.A.			52,674

					9,585,200

		Sweden:		2.8%
10,767	L	Alfa Laval AB			139,824
9,699		Assa Abloy AB			193,863
21,900		Atlas Copco AB - Class A			320,193
16,779		Atlas Copco AB - Class B			221,507
11,500		Boliden AB			127,105
7,967		Electrolux AB			182,132
6,257		Getinge AB			121,091
32,716		Hennes & Mauritz AB			899,113
2,302		Holmen AB			54,649
14,656		Husqvarna AB - B Shares			88,133
12,707		Investor AB			205,552
6,727	L	Kinnevik Investment AB			107,700
2,448		Millicom International Cellular S.A.			198,634
1,325		Modern Times Group AB			72,535
102,677		Nordea Bank AB			846,691
2,784	L	Ratos AB			69,749
33,085		Sandvik AB			403,569
10,723		Scania AB - B Shares			163,674
11,710		Securitas AB			106,145
41,684		Skandinaviska Enskilda Banken AB			220,864
12,105		Skanska AB			175,130
11,332		SKF AB - B Shares			203,378
6,245		SSAB Svenskt Staal AB - Class A			83,845
4,167		SSAB Svenskt Staal AB - Class B			50,018
16,557		Svenska Cellulosa AB - B Shares			194,733
15,296		Svenska Handelsbanken AB			374,199
18,344	@	Swedbank AB			168,337
7,495		Swedish Match AB			163,783
8,750		Tele2 AB - B Shares			130,729
95,892		Telefonaktiebolaget LM Ericsson			1,063,655
72,060		TeliaSonera AB			463,032
33,511	@	Volvo AB - B Shares			370,592

					8,184,154

		Switzerland:		8.0%
69,074	@	ABB Ltd.			1,202,620
3,418	@	Actelion Ltd. - Reg			127,976
3,512		Adecco S.A.			167,546
2,359		Aryzta AG			90,762
1,552		Baloise Holding AG			108,029
16,685		Compagnie Financiere Richemont S.A.			582,511
35,910		Credit Suisse Group			1,350,117
1,304		Geberit AG - Reg			202,896
245		Givaudan			208,087
7,913		Holcim Ltd.			529,711
7,089		Julius Baer Group Ltd.			202,126
5,798		Julius Baer Holding AG - Reg			62,656
1,809		Kuehne & Nagel International AG			186,216
25		Lindt & Spruengli AG			54,244
4		Lindt & Spruengli AG - REG			98,023
4,780	@, L	Logitech International S.A.			64,704
996		Lonza Group AG			66,313
110,377		Nestle S.A.			5,322,250
3,531		Nobel Biocare Holding AG			60,784
67,308		Novartis AG			3,261,956
1,011		Pargesa Holding S.A.			66,296
22,409		Roche Holding AG - Genusschein			3,084,413
1,609		Schindler Holding AG			135,617
651		Schindler Holding AG - Reg			54,336
164		SGS S.A.			221,343
60		Sika AG			106,359
1,453		Sonova Holding AG - Reg			178,309
20,818		STMicroelectronics NV			165,347
296		Straumann Holding AG			64,017
1,038		Swatch Group AG - BR			292,742
2,339		Swatch Group AG - Reg			119,531
831	@	Swiss Life Holding			79,421
11,148		Swiss Reinsurance			458,052
740		Swisscom AG			250,874
2,932		Syngenta AG			677,339
1,598		Synthes, Inc.			183,739
116,061	@	UBS AG - Reg			1,537,555
65,276		Xstrata PLC			854,766
4,858		Zurich Financial Services AG			1,070,769

					23,550,352

		United Kingdom:		17.6%
29,060		3i Group PLC			114,616
5,340		Admiral Group PLC			111,832
9,024		Aggreko PLC			189,439
8,498		Amec PLC			104,112
41,989	@	Anglo American PLC			1,463,113
13,175		Antofagasta PLC			153,286
43,898		ARM Holdings PLC			181,689
9,755		Associated British Foods PLC			141,269
45,889		AstraZeneca PLC			2,163,473
6,929	@	Autonomy Corp. PLC			188,873
89,577		Aviva PLC			416,281
112,022		BAE Systems PLC			521,374
20,480		Balfour Beatty PLC			72,841
364,737		Barclays PLC			1,455,848
109,639		BG Group PLC			1,630,642
70,329		BHP Billiton PLC			1,823,526
593,566		BP PLC			2,841,496
23,773	@, L	British Airways PLC			69,067
63,625		British American Tobacco PLC			2,019,189
35,678		British Sky Broadcasting PLC			372,542
250,383	S	BT Group PLC			483,313
9,371		Bunzl PLC			93,839
13,277		Burberry Group PLC			149,945
75,235	S	Cable & Wireless Worldwide PLC			97,346
44,524	@	Cairn Energy PLC			273,529
18,110		Capita Group PLC			199,522
4,815		Carnival PLC			155,964
166,896		Centrica PLC			736,515
35,077		Cobham PLC			111,122
59,601		Compass Group PLC			453,413
78,769		Diageo PLC			1,237,295
31,681		Experian Group Ltd.			275,508
14,523		Firstgroup PLC			78,833
165,680		GlaxoSmithKline PLC			2,813,387
42,651		Group 4 Securicor PLC			169,100
26,171		Home Retail Group			83,106
554,542	S	HSBC Holdings PLC			5,066,126
13,989		ICAP PLC			83,846
33,112		Imperial Tobacco Group PLC			925,171
13,395		Inmarsat PLC			142,028
7,525		Intercontinental Hotels Group PLC			118,595
49,020		International Power PLC			218,971
24,506		Invensys PLC			87,730
14,621		Investec PLC			98,385
118,102	@, S	ITV PLC			88,258
38,280		J Sainsbury PLC			182,644
6,453		Johnson Matthey PLC			143,366
5,815		Kazakhmys PLC			85,358
73,098		Kingfisher PLC			228,984
179,995	S	Legal & General Group PLC			209,791
1,308,671	@, S	Lloyds TSB Group PLC			1,033,152
5,425		London Stock Exchange Group PLC			45,293
3,980	@	Lonmin PLC			83,104
50,529		Man Group PLC			167,499
49,191		Marks & Spencer Group PLC			242,335
142,783		National Grid PLC			1,042,453
5,989		Next PLC			178,559
177,145	S	Old Mutual PLC			271,217
26,917		Pearson PLC			354,006
6,070		Petrofac Ltd.			106,789
81,925		Prudential PLC			617,927
2,787		Randgold Resources Ltd.			264,955
19,410		Reckitt Benckiser PLC			902,843
36,406		Reed Elsevier PLC			269,943
31,482		Rexam PLC			141,623
45,442		Rio Tinto PLC			1,995,555
5,397,840	@, S	Rolls-Royce Group PLC - C Shares			8,065
59,147	S	Rolls-Royce Group PLC			493,687
117,994		Royal & Sun Alliance Insurance Group			209,322
548,681	@	Royal Bank of Scotland Group PLC			334,158
30,224		SABMiller PLC			847,495
36,261		Sage Group PLC			124,759
2,396		Schroders PLC			43,123
29,584		Scottish & Southern Energy PLC			492,691
17,404		Serco Group PLC			151,989
7,673		Severn Trent PLC			140,825
17,413		Shire PLC			357,214
26,470		Smith & Nephew PLC			250,076
12,206		Smiths Group PLC			194,329
64,598		Standard Chartered PLC			1,572,986
71,186		Standard Life PLC			183,959
263,090		Tesco PLC			1,484,198
26,584		Thomas Cook Group PLC			70,364
32,977		Tomkins PLC			110,759
20,182		TUI Travel PLC			62,790
25,995		Tullow Oil PLC			386,683
41,321		Unilever PLC			1,104,593
19,346		United Utilities Group PLC			151,390
4,091		Vedanta Resources PLC			128,537
1,673,695	S	Vodafone Group PLC			3,448,641
5,518		Whitbread PLC			115,232
59,602		WM Morrison Supermarkets PLC			235,519
8,296	@	Wolseley PLC			164,674
38,816		WPP PLC			365,665

					52,076,474

		Total Common Stock (Cost $ 251,734,438)			273,411,325

REAL ESTATE INVESTMENT TRUSTS:			1.2%
		Australia:		0.5%
57,427	S	CFS Retail Property Trust			90,772
137,193	S	Dexus Property Group			88,034
52,301		GPT Group			122,115
874,585	@	GPT Group			—
180,799		Macquarie Goodman Group			95,627
87,121	S	Mirvac Group			95,145
66,568		Stockland			206,602
69,460		Westfield Group			705,837

					1,404,132

		France:		0.2%
820		Fonciere Des Regions			67,597
772		Gecina S.A.			69,741
816		ICADE			68,871
2,725		Klepierre			75,289
2,784		Unibail			453,743

					735,241

		Hong Kong:		0.1%
76,327		Link Real Estate Investment Trust			189,395

					189,395

		Italy:		0.0%
4,920	@	Beni Stabili SpA			3,730

					3,730

		Japan:		0.2%
37		Japan Prime Realty Investment Corp.			77,940
17		Japan Real Estate Investment Corp.			138,475
80		Japan Retail Fund Investment Corp.			97,434
19		Nippon Building Fund, Inc.			150,756
11		Nomura Real Estate Office Fund, Inc.			54,762

					519,367

		Netherlands:		0.0%
1,581		Corio NV			76,775

					76,775

		Singapore:		0.0%
44,000	S	Ascendas Real Estate Investment Trust			56,823
47,000	S	CapitaMall Trust			61,275

					118,098

		United Kingdom:		0.2%
26,285		British Land Co. PLC			169,786
18,689		Hammerson PLC			95,271
25,307		Land Securities Group PLC			209,434
13,408		Liberty International PLC			61,943
21,091		Segro PLC			79,522

					615,956

		Total Real Estate Investment Trusts (Cost $ 3,560,138)			3,662,694

PREFERRED STOCK:			0.4%
		Germany:		0.4%
3,055		Fresenius AG			201,790
6,437		Henkel KGaA - Vorzug			314,324
2,964		Porsche AG			126,719
1,031		RWE AG			62,072
5,304		Volkswagen AG			465,430

		Total Preferred Stock (Cost $ 1,012,695)			1,170,335

RIGHTS:			0.0%
		Austria:		0.0%
15,86	0 I, X	Immoeast AG			-

					-

		France:		0.0%
17	S	Eurazeo			53

					53

		Total Rights (Cost $-)			53

WARRANTS:			0.0%
		France:		0.0%
837		Fonciere Des Regions			482

					482

		Hong Kong:		0.0%
6,931		Henderson Land Development Co. Ltd.			1,175

					1,175

		Italy:		0.0%
44,800		Mediobanca S.p.A.			1,813
26,395		Unione di Banche Italiane SCPA			529

					2,342

		Singapore:		0.0%
17,122	S	Golden Agri-Resources Ltd.			1,224

					1,224

		Total Warrants (Cost $1,997)			5,223

Principal Amount					Value

CORPORATE BONDS/NOTES:			0.0%
		Italy:		0.0%
$19,900	S	Banca Popolare di Milano Scrl, 6.750%, due 06/01/13			$15,818

		Total Corporate Bonds/Notes (Cost $27,688)			15,818

		Total Long-Term Investments (Cost $256,336,956)			278,265,448

Shares					Value

SHORT-TERM INVESTMENTS:			5.2%
		Affiliated Mutual Fund:		2.8%
$8,332,000		ING Institutional Prime Money Market Fund - Class I			$8,332,000

		Total Mutual Fund ( Cost $8,332,000)			8,332,000

		Securities Lending Collateralcc:		2.4%
7,037,558		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			7,037,558
37,727	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)			30,182

		Total Securities Lending Collateral (Cost $7,075,285)			7,067,740

		Total Short-Term Investments (Cost $15,407,285)			15,399,740

		Total Investments in Securities (Cost $271,744,241) *	99.4%		$293,665,188
		Other Assets and Liabilities - Net	0.6		1,736,325

		Net Assets	100.0%		$295,401,513

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board
		of Directors/Trustees.

		Industry	Percentage of Net Assets

		Consumer Discretionary	9.6%
		Consumer Staples	10.0
		Energy	6.7
		Financials	22.8
		Financials	0.0
		Health Care	8.6
		Industrials	11.5
		Information Technology	4.9
		Materials	9.5
		Telecommunication Services	5.3
		Utilities	5.3
		Short-Term Investments	5.2
		Other Assets and Liabilities - Net	0.6

		Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING Japan TOPIX Index Portfolio			PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)
Shares					Value

COMMON STOCK:			94.9%
		Consumer Discretionary:		18.0%
4,300		ABC-Mart, Inc.			$ 168,683
11,700	@, S	ABILIT Corp.			12,451
71		Accordia Golf Co., Ltd.			70,159
1,300		Aeon Fantasy Co., Ltd.			14,243
20,000		Aichi Machine Industry Co., Ltd.			53,717
8,400		Aigan Co., Ltd.			43,870
7,500		Aisan Industry Co., Ltd.			54,440
31,500		Aisin Seiki Co., Ltd.			848,060
5,300		Akebono Brake Industry Co., Ltd.			24,183
4,000		Alpen Co., Ltd.			62,977
6,200		Alpha Corp.			57,565
7,000	@	Alpine Electronics, Inc.			85,394
21		Amiyaki Tei Co., Ltd.			56,680
400		Amuse, Inc.			4,175
1,800		AOKI Holdings, Inc.			27,835
4,800		Aoyama Trading Co., Ltd.			85,773
4,400		Arc Land Sakamoto Co., Ltd.			63,998
8,100		Arnest One Corp.			82,150
2,900		Asahi Co., Ltd.			40,039
56,000	@, S	Asahi TEC Corp.			21,846
6,800		Asatsu-DK, Inc.			173,134
34,000		Asics Corp.			311,300
1,700		ASKUL Corp.			28,772
4,200		Autobacs Seven Co., Ltd.			152,321
2,100		Avex Group Holdings, Inc.			26,242
12,800		Benesse Corp.			582,693
4,500		Best Denki Co., Ltd.			12,260
85		BIC Camera, Inc.			32,628
115,800		Bridgestone Corp.			1,831,050
29,000		Calsonic Kansei Corp.			85,111
48		Can Do Co., Ltd.			50,205
13,300		Canon Sales Co., Inc.			187,187
39,000		Casio Computer Co., Ltd.			234,242
2,400		Central Sports Co., Ltd.			23,507
2,500	@	CHI Group Co. Ltd.			9,840
6,300		Chiyoda Co., Ltd.			75,244
4,500		Chofu Seisakusho Co., Ltd.			96,116
33,000	S	Chori Co., Ltd.			36,187
5,000		Chuo Spring Co., Ltd.			17,033
58,000	@	Clarion Co., Ltd.			111,076
3,100		Cleanup Corp.			17,056
14,500		Colowide Co., Ltd.			72,965
80,000	@, S	Columbia Music Entertainment, Inc.			30,331
5,000		Combi Corp.			39,385
1,900		Corona Corp.			17,504
15,900		Culture Convenience Club Co., Ltd.			74,289
7,000		Daido Metal Co., Ltd.			25,210
9,200		Daidoh Ltd.			74,027
23,700	@, L	Daiei, Inc.			97,481
35,000		Daihatsu Motor Co., Ltd.			325,756
2,800		Daikoku Denki Co., Ltd.			37,568
1,900		Dainichi Co., Ltd.			12,110
4,000		Daisyo Corp.			46,960
42,000	@	Daito Woolen Spinning & Weaving Co., Ltd.			34,608
25,000		Daiwabo Holdings Co., Ltd.			49,811
3,100		Daiyu Eight Co., Ltd.			18,932
4,900		DCM Japan Holdings Co., Ltd.			26,826
13,500		Dena Co., Ltd.			356,457
84,500		Denso Corp.			2,335,488
35,600	L	Dentsu, Inc.			940,212
17,000		Descente Ltd.			94,235
5,400		Don Quijote Co., Ltd.			144,781
4,500		Doshisha Co., Ltd.			104,376
5,900		Doutor Nichires Holdings Co., Ltd.			79,296
17,000		Dynic Corp.			27,595
13,000		Eagle Industry Co., Ltd.			89,125
12,000	@, S	Econach Co., Ltd.			5,199
19,000		EDION Corp.			144,482
4,200		Exedy Corp.			107,675
5,500		F&A Aqua Holdings, Inc.			51,812
7,600		Fast Retailing Co., Ltd.			1,149,990
5,300		FCC Co., Ltd.			99,036
2,800		Felissimo Corp.			40,548
3,500		Foster Electric Co., Ltd.			90,584
9,000		France Bed Holdings Co., Ltd.			13,206
4,800		F-Tech, Inc.			68,690
3,900		Fuji Co., Ltd.			70,608
120,000		Fuji Heavy Industries Ltd.			642,850
6,000	@	Fuji Kiko Co., Ltd.			13,101
20,000		Fuji Kyuko Co., Ltd.			108,640
350		Fuji Television Network, Inc.			502,488
19,000		Fujibo Holdings, Inc.			25,903
2,300		Fujikura Rubber Ltd.			8,420
23,000		Fujita Kanko, Inc.			88,689
19,000		Fujitsu General Ltd.			79,557
1,900		Funai Electric Co., Ltd.			68,207
4,000	S	Furukawa Battery Co., Ltd.			26,280
13,300	@	Futaba Industrial Co., Ltd.			99,945
12,000		Gakken Holdings Co., Ltd.			24,668
1,000		Genki Sushi Co., Ltd.			12,003
26		Geo Co., Ltd.			31,544
11,000		GLOBERIDE, Inc.			11,854
12,000	@	Goldwin, Inc.			23,406
6,000		Gourmet Kineya Co., Ltd.			34,954
48,000	@, S, L	GSI Creos Corp.			59,116
660		Gulliver International Co.			27,911
25,000		Gunze Ltd.			78,357
9,000		H2O Retailing Corp.			58,300
5,770		Hakuhodo DY Holdings, Inc.			289,075
7,300		Hakuyosha Co., Ltd.			21,880
3,500		Happinet Corp.			40,443
6,000		Hard Off Corp. Co., Ltd.			26,175
5,100		Haruyama Trading Co., Ltd.			21,850
227,000	@, S	Haseko Corp.			179,674
3,300		Heiwa Corp.			35,547
3,900		Hiday Hidaka Corp.			46,003
4,500		Hikari Tsushin, Inc.			80,504
4,400		HIS Co., Ltd.			88,181
10,600		Hitachi Koki Co., Ltd.			90,269
311,100		Honda Motor Co., Ltd.			9,137,892
8,150		Honeys Co., Ltd.			99,916
96	@	Hoosiers Corp.			16,587
1,700		Horipro, Inc.			12,932
1,700		House of Rose Co., Ltd.			23,911
2,100		Hurxley Corp.			14,025
2,200		Ichibanya Co., Ltd.			54,812
14,000		Ichikawa Co., Ltd.			24,095
19,000		Ichikoh Industries Ltd.			38,140
16,500	@	Image Holdings Co., Ltd.			51,545
4,900		Imasen Electric Industrial			59,219
2,800		Intage, Inc.			53,553
61,400		Isetan Mitsukoshi Holdings Ltd.			598,563
240,000		Isuzu Motors Ltd.			721,199
10,300		Izumi Co., Ltd.			138,137
9,000	@, S	Izutsuya Co., Ltd.			5,711
86,000		J Front Retailing Co., Ltd.			413,899
51,000	@, S	Janome Sewing Machine Co., Ltd.			36,861
14,000		Japan Wool Textile Co., Ltd.			94,694
11,000		Joshin Denki Co., Ltd.			111,005
96,700	@, S	JVC Kenwood Holdings, Inc.			36,780
2,000		Kadokawa Group Holdings, Inc.			42,478
5,200		Kanto Auto Works Ltd.			38,229
3,150		Kappa Create Co., Ltd.			63,954
5,000		Kasai Kogyo Co., Ltd.			15,884
7,000		Kawai Musical Instruments Manufacturing Co., Ltd.			12,197
16,000	@, S	Kawashima Selkon Textiles Co., Ltd.			11,964
31,000		Kayaba Industry Co., Ltd.			111,222
5,600		Keihin Corp.			96,702
9,600	L	Keiyo Co., Ltd.			46,988
2,900		Kimoto Co., Ltd.			15,205
55,000	@, S, L	Kinki Nippon Tourist Co., Ltd.			47,417
15,000		Kinugawa Rubber Industrial Co., Ltd.			55,788
3,800		Kisoji Co., Ltd.			80,202
5,600		Kohnan Shoji Co., Ltd.			57,207
17,000		Koito Manufacturing Co., Ltd.			250,339
11,700		Kojima Co., Ltd.			70,818
19,000		Komatsu Seiren Co., Ltd.			70,870
4,700		Komeri Co., Ltd.			105,297
4,100		Kourakuen Corp.			55,844
7,360		K’S Holdings Corp.			150,471
3,600		Kura Corp.			58,657
19,000		Kurabo Industries Ltd.			29,153
2,400		Kuraudia Co., Ltd.			32,698
4,000		Kyoritsu Maintenance Co., Ltd.			53,900
43,900	@	LAND Co., Ltd.			14,733
2,600		LEC, Inc.			36,602
42,200	@	Look, Inc.			85,366
1,200		Marche Corp.			9,300
2,900		Mars Engineering Corp.			48,846
36,400		Marui Co., Ltd.			245,189
352,200		Matsushita Electric Industrial Co., Ltd.			4,397,870
2,400		Matsuya Co., Ltd.			20,363
5,700		Matsuya Foods Co., Ltd.			81,158
225,000		Mazda Motor Corp.			525,791
1,700		Megane TOP Co., Ltd.			11,202
8,800		Meiko Network Japan Co., Ltd.			59,392
2,600		Meiwa Estate Co., Ltd.			14,554
9,400	@	Misawa Homes Co., Ltd.			43,131
12,000	@	Mitsuba Corp.			61,728
777,000	@, S, L	Mitsubishi Motors Corp.			982,887
2,000		Mitsui Home Co., Ltd.			9,574
3,000		Mizuno Corp.			13,309
5,100		MOS Food Services, Inc.			85,249
12,500		Mr Max Corp.			54,651
3,800		Musashi Seimitsu Industry Co., Ltd.			79,814
11,000	@, S	Naigai Co., Ltd.			5,634
5,500		Nakayamafuku Co., Ltd.			36,225
36,500		Namco Bandai Holdings, Inc.			320,954
35,000		NGK Spark Plug Co., Ltd.			434,518
26,000		NHK Spring Co., Ltd.			237,822
16,000		Nice Holdings, Inc.			31,170
2,600		Nidec-Tosok Corp.			51,462
4,400		Nifco, Inc.			90,728
3,000		Nihon Eslead Corp.			22,077
11,100		Nihon Tokushu Toryo Co., Ltd.			39,153
1,200		Nikkato Corp.			5,648
66,900		Nikon Corp.			1,152,942
2,200		Nippon Felt Co., Ltd.			9,971
8,000	@	Nippon Piston Ring Co., Ltd.			12,319
3,740		Nippon Television Network Corp.			513,284
9,100		Nishimatsuya Chain Co., Ltd.			84,018
435,400	@	Nissan Motor Co., Ltd.			3,034,076
5,000		Nissan Shatai Co., Ltd.			32,758
42,000	S	Nissei Build Kogyo Co., Ltd.			26,598
16,000		Nissen Holdings Co., Ltd.			54,049
26,000		Nisshinbo Industries, Inc.			249,224
5,700		Nissin Kogyo Co., Ltd.			83,328
6,900		Nitori Co., Ltd.			594,774
26,000	S	Nitto Seimo Co., Ltd.			29,875
18,000		NOK Corp.			285,837
6,500		Noritsu Koki Co., Ltd.			49,084
7,900		Ohashi Technica, Inc.			54,434
22,000		Onward Kashiyama Co., Ltd.			173,979
9,600		Oriental Land Co., Ltd.			802,299
3,000		Pacific Industrial Co., Ltd.			13,355
2,300		Pal Co., Ltd.			81,454
2,000		PanaHome Corp.			11,804
10,000		Parco Co., Ltd.			75,334
7,200		Paris Miki Holdings, Inc.			54,303
68		PGM Holdings K K			41,511
1,300	@	PIA Corp.			13,860
3,700		Piolax, Inc.			71,515
35,100		Pioneer Corp.			116,648
3,430		Point, Inc.			188,132
30,000	@	Press Kogyo Co., Ltd.			93,682
7,500		Renaissance, Inc.			25,207
13,000	@, L	Renown, Inc.			40,875
6,000		Resort Solution Co., Ltd.			11,007
6,900		Resorttrust, Inc.			97,203
7,600		Right On Co., Ltd.			50,144
19,000		Riken Corp.			65,598
4,400		Ringer Hut Co., Ltd.			47,972
6,200		Rinnai Corp.			318,245
5,200		Roland Corp.			61,902
5,300		Round One Corp.			29,141
4,100		Royal Holdings Co., Ltd.			41,932
4,000		Ryohin Keikaku Co., Ltd.			159,009
7,000	@	Sagami Chain Co., Ltd.			45,287
19,000	@	Sagami Co., Ltd.			28,907
6,100		Saizeriya Co., Ltd.			121,242
40,000		Sakai Ovex Co., Ltd.			66,594
1,400		San Holdings, Inc.			22,787
12,000		Sanden Corp.			32,493
2,300		Sanei-International Co., Ltd.			26,583
7,000		Sangetsu Co., Ltd.			145,631
9,100		Sankyo Co., Ltd.			411,334
31,300		Sankyo Seiko Co., Ltd.			85,851
7,800		Sanrio Co., Ltd.			88,117
580,000	@, S	Sansui Electric Co., Ltd.			26,240
377,000	@, S	Sanyo Electric Co., Ltd.			485,067
17,000		Sanyo Shokai Ltd.			62,418
12,700	L	Scroll Corp.			46,561
41,300		Sega Sammy Holdings, Inc.			593,259
17,000		Seiko Holdings Corp.			60,221
1,600		Seiren Co., Ltd.			8,417
69,000		Sekisui Chemical Co., Ltd.			430,410
112,000		Sekisui House Ltd.			957,881
9,100		Senshukai Co., Ltd.			49,657
172,000		Sharp Corp.			1,814,366
19,000	S	Shikibo Ltd.			23,591
8,500		Shimachu Co., Ltd.			154,703
4,000		Shimamura Co., Ltd.			361,669
15,000		Shimano, Inc.			643,600
3,800		Shimojima Co., Ltd.			53,028
10,200		Shingakukai Co., Ltd.			29,983
6,000		Shinyei Kaisha			10,543
12,000		Shiroki Corp.			28,412
4,600		Shobunsha Publications, Inc.			28,452
20,000	L	Shochiku Co., Ltd.			144,634
11,100		Showa Corp.			62,044
3,400		Shuei Yobiko Co., Ltd.			17,763
566,000	@, S	Silver Seiko Ltd.			32,008
9,200		SK Japan Co., Ltd.			28,152
86		Sky Perfect Jsat Corp.			30,740
192,500		Sony Corp.			5,134,555
39		SRI Sports Ltd.			39,153
500		St. Marc Holdings Co., Ltd.			20,024
24,400		Stanley Electric Co., Ltd.			404,072
4,800		Studio Alice Co., Ltd.			42,061
35,000		Suminoe Textile Co., Ltd.			64,358
26,100		Sumitomo Forestry Co., Ltd.			208,389
31,600		Sumitomo Rubber Industries, Inc.			278,711
71,200		Suzuki Motor Corp.			1,397,330
22,000	@, S	SxL Corp.			13,521
25,000		T RAD Co., Ltd.			71,292
5,700		Tac Co., Ltd.			22,643
7,400		Tachi-S Co., Ltd.			72,309
98		Tact Home Co., Ltd.			83,097
7,200		Taiho Kogyo Co., Ltd.			51,904
4,800		Takamatsu Construction Group Co., Ltd.			53,990
49,000		Takashimaya Co., Ltd.			390,591
6,100		Takata Corp.			123,503
261		Take And Give Needs Co., Ltd.			18,617
2,000		Takihyo Co., Ltd.			9,216
5,000		Tamron Co., Ltd.			71,222
9,000	@, S	Tasaki Shinju Co., Ltd.			8,991
400		Taya Co., Ltd.			2,933
22,000		TBK Co., Ltd.			82,036
2,300		Teikoku Piston Ring Co., Ltd.			18,584
10,000		Teikoku Sen-I Co., Ltd.			52,495
16		T-Gaia Corp.			25,914
61,000	S	Toabo Corp.			47,708
8,000		Toei Co., Ltd.			35,003
27,000		Toho Co., Ltd.			447,622
32,000	@, S	Tokai Kanko Co., Ltd.			9,660
8,600		Tokai Rika Co., Ltd.			148,762
4,500		Tokai Rubber Industries, Inc.			53,248
14,000	S	Tokai Senko KK			14,077
530		Token Corp.			14,465
18,600		Tokyo Broadcasting System, Inc.			252,591
19,000		Tokyo Dome Corp.			49,151
5,600		Tokyo Individualized Educational Institute, Inc.			17,573
3,000		Tokyo Style Co., Ltd.			23,981
9,000		Tokyotokeiba Co., Ltd.			12,558
8,600		Tomy Co., Ltd.			65,412
9,000	@, S	Tonichi Carlife Group, Inc.			10,300
11,900		Topre Corp.			85,398
2,000		Totenko Co., Ltd.			3,165
2,100		Touei Housing Corp.			17,796
5,000		Tow Co., Ltd.			27,350
40,000		Toyo Tire & Rubber Co., Ltd.			84,630
116,000		Toyobo Co., Ltd.			193,592
10,600		Toyoda Gosei Co., Ltd.			262,886
2,900		Toyota Auto Body Co., Ltd.			36,257
10,800		Toyota Boshoku Corp.			157,688
30,900		Toyota Industries Corp.			784,121
493,600	S	Toyota Motor Corp.			16,959,431
6,800		TS Tech Co., Ltd.			106,125
12,000	@, S	Tsukamoto Corp. Co., Ltd.			10,313
73		TV Asahi Corp.			105,529
2,200		TV Tokyo Corp.			42,501
5,900		Unipres Corp.			92,232
96,000	@, S	Unitika Ltd.			80,572
5,300		U-Shin Ltd.			44,306
4,820		USS Co., Ltd.			344,313
19,000		Wacoal Holdings Corp.			230,681
4,300		Watabe Wedding Corp.			51,096
4,300		WATAMI Co., Ltd.			80,450
4,000		Xebio Co., Ltd.			75,092
16,810		Yamada Denki Co., Ltd.			1,098,362
25,600		Yamaha Corp.			261,402
44,600		Yamaha Motor Co., Ltd.			589,622
24,000		Yamatane Corp.			32,416
9,400		Yamato International, Inc.			35,359
1,900		Yellow Hat Ltd.			12,947
4,000		Yokohama Reito Co., Ltd.			28,342
40,000		Yokohama Rubber Co., Ltd.			180,260
15,000		Yomiuri Land Co., Ltd.			49,027
2,900		Yorozu Corp.			42,157
61		Yoshinoya D&C Co., Ltd.			67,702
5,900		Zenrin Co., Ltd.			63,941
5,800		Zensho Co., Ltd.			55,135

					85,954,599

		Consumer Staples:		6.1%
4,800		Aderans Co., Ltd.			57,884
126,100		Aeon Co., Ltd.			1,334,306
3,100	@	Aeon Hokkaido Corp.			9,473
105,000		Ajinomoto Co., Inc.			949,956
2,000		Arcs Co., Ltd.			26,929
4,300		Ariake Japan Co., Ltd.			67,526
70,600		Asahi Breweries Ltd.			1,196,037
3,100		Belc Co., Ltd.			29,772
2,700		Cawachi Ltd.			50,618
9,000		CFS Corp.			51,914
5,000		Chubu Shiryo Co., Ltd.			35,408
4,800		Circle K Sunkus Co., Ltd.			61,547
5,500		Coca-Cola Central Japan Co., Ltd.			70,474
10,500		Coca-Cola West Holdings Co., Ltd.			173,498
3,020		Cocokara Fine Holdings, Inc.			54,351
1,900		Cosmos Pharmaceutical Corp.			40,882
3,000		Create SD Holdings			58,088
40		Dr Ci:Labo Co., Ltd.			124,326
2,900		Dydo Drinco, Inc.			105,542
2,200		Echo Trading Co., Ltd.			23,116
7,900		Eco’s Co., Ltd.			48,246
10,000		Ezaki Glico Co., Ltd.			121,162
12,000	L	FamilyMart Co., Ltd.			396,275
6,200		Fancl Corp.			87,683
10,400		Fuji Oil Co., Ltd.			152,902
5,000		Fujicco Co., Ltd.			58,649
6,000	@	Fujiya Co., Ltd.			12,465
4,900		Harashin Narus Holdings Co., Ltd.			55,897
36,000	@, S	Hayashikane Sangyo Co., Ltd.			39,425
2,900		Heiwado Co., Ltd.			35,219
6,000	S	Hohsui Corp.			7,054
4,400		Hokuto Corp.			86,810
12,100		House Foods Corp.			177,534
5,000		Inageya Co., Ltd.			52,123
12,600		Ito En Ltd.			192,725
2,200		Itochu-Shokuhin Co., Ltd.			73,711
24,000		Itoham Foods, Inc.			90,434
15,000		Izumiya Co., Ltd.			64,790
909		Japan Tobacco, Inc.			2,827,987
20,000		J-Oil Mills, Inc.			59,259
13,200		Kagome Co., Ltd.			239,571
104,100		Kao Corp.			2,449,353
12,000		Kasumi Co., Ltd.			61,044
5,000		Kato Sangyo Co., Ltd.			77,759
3,500		KEY Coffee, Inc.			61,272
40,000		Kikkoman Corp.			417,619
178,000		Kirin Brewery Co., Ltd.			2,240,946
800		Kirindo Co., Ltd.			3,471
5,600		Kobayashi Pharmaceutical Co., Ltd.			238,036
5,600		Kose Corp.			131,660
6,000		Kyodo Shiryo Co., Ltd.			6,601
10,200		Lawson, Inc.			446,126
3,600		Life Corp.			54,465
30,000		Lion Corp.			154,775
1,800		Mandom Corp.			48,919
19,000		Marudai Food Co., Ltd.			55,932
6,000		Maruetsu, Inc.			22,159
79,000		Maruha Nichiro Holdings, Inc.			120,768
5,000		Matsumotokiyoshi Holdings Co., Ltd.			106,979
6,900		Megmilk Snow Brand Co., Ltd.			123,911
13,100		MEIJI Holdings Co., Ltd.			535,959
2,200		Meito Sangyo Co., Ltd.			30,012
7,400		Mikuni Coca-Cola Bottling Co., Ltd.			59,066
1,500		Milbon Co., Ltd.			35,877
2,100		Ministop Co., Ltd.			29,010
19,000		Mitsui Sugar Co., Ltd.			65,053
31,000		Miyoshi Oil & Fat Co., Ltd.			46,586
35,000		Morinaga & Co., Ltd.			79,608
35,000		Morinaga Milk Industry Co., Ltd.			135,409
19,000		Morozoff Ltd.			62,783
3,000		Nagatanien Co., Ltd.			29,114
8,000		Nakamuraya Co., Ltd.			38,930
5,000		Natori Co., Ltd.			46,027
53,000		Nichirei Corp.			222,710
1,140		Nihon Chouzai Co., Ltd.			50,052
27,000		Nippon Beet Sugar Manufacturing Co., Ltd.			62,593
15,000		Nippon Flour Mills Co., Ltd.			74,781
10,000	@, S	Nippon Formula Feed Manufacturing Co., Ltd.			11,185
32,000		Nippon Meat Packers, Inc.			395,000
44,400		Nippon Suisan Kaisha Ltd.			142,851
13,000		Nisshin Oillio Group Ltd.			63,554
34,500		Nisshin Seifun Group, Inc.			389,549
12,800		Nissin Food Products Co., Ltd.			469,862
26,000		Oenon Holdings, Inc.			52,295
600		OIE Sangyo Co., Ltd.			5,422
5,000		Okuwa Co., Ltd.			50,753
4,900		Olympic Corp.			35,290
2,100		Pigeon Corp.			77,474
5,700		Poplar Co., Ltd.			32,500
12,000	S	Prima Meat Packers Ltd.			13,192
22,000		QP Corp.			253,241
3,500		Rock Field Co., Ltd.			46,970
3,300		Ryoshoku Ltd.			78,959
6,500		S Foods, Inc.			52,987
6,900		Sakata Seed Corp.			89,506
1,900		San-A Co., Ltd.			72,556
59,000		Sapporo Holdings Ltd.			253,622
148,900		Seven & I Holdings Co., Ltd.			3,411,491
65,000		Shiseido Co., Ltd.			1,432,684
11,000		Showa Sangyo Co., Ltd.			33,160
1,100		Sogo Medical Co., Ltd.			30,041
15,000		Starzen Co., Ltd.			39,462
5,800		Sugi Pharmacy Co., Ltd.			117,843
7,600		Sundrug Co., Ltd.			184,373
41,000		Takara Holdings, Inc.			206,712
4,000		Tobu Store Co., Ltd.			12,179
16,000		Toho Co., Ltd./Hyogo			59,181
31,000		Tohto Suisan Co., Ltd.			49,560
7,100		Torigoe Co., Ltd.			56,238
7,000	S	Toyo Sugar Refining Co., Ltd.			8,221
19,000		Toyo Suisan Kaisha Ltd.			453,484
2,200		Tsuruha Holdings, Inc.			77,980
900		Unicafe, Inc.			5,130
7,500		Uni-Charm Corp.			845,747
6,500		Unimat Life Corp.			98,586
1,600		Universe Co., Ltd.			22,151
31,600		UNY Co., Ltd.			240,119
2,600		Valor Co., Ltd.			20,077
5,300		Warabeya Nichiyo Co., Ltd.			65,015
5,800		Yaizu Suisankagaku Industry Co., Ltd.			66,383
23,700		Yakult Honsha Co., Ltd.			644,709
1,100		Yamaya Corp.			9,225
30,000		Yamazaki Baking Co., Ltd.			404,587
4,000		Yamazawa Co., Ltd.			51,924
1,300		Yaoko Co., Ltd.			36,506
5,000		Yomeishu Seizo Co., Ltd.			47,431
6,500		Yonekyu Corp.			57,094

					29,200,994

		Energy:		1.0%
8,600		AOC Holdings, Inc.			43,291
79,000		Cosmo Oil Co., Ltd.			188,636
32,000	@, S	Fuji Kosan Co., Ltd.			26,399
3,500		Idemitsu Kosan Co., Ltd.			263,529
198		Inpex Holdings, Inc.			1,098,210
8,500		Itochu Enex Co., Ltd.			43,714
3,000		Japan Oil Transportation Co., Ltd.			6,520
5,100		Japan Petroleum Exploration Co.			208,073
405,610	@	JX Holdings, Inc.			2,004,768
15,000		Kyoei Tanker Co., Ltd.			30,020
7,800		Mitsuuroko Co., Ltd.			50,438
4,000		Modec, Inc.			55,006
4,700		Nippon Gas Co., Ltd.			73,019
7,000		Sala Corp.			43,750
4,000		San-Ai Oil Co., Ltd.			15,058
8,300		Shinko Plantech Co., Ltd.			73,491
33,000	L	Showa Shell Sekiyu KK			227,535
18,000		Sinanen Co., Ltd.			74,298
53,000		TonenGeneral Sekiyu KK			458,568
22,000		Toyo Kanetsu K K			33,375

					5,017,698

		Financials:		15.9%
58,000		77 Bank Ltd.			311,545
8,660	L	Acom Co., Ltd.			111,904
16,800		Aeon Credit Service Co., Ltd.			149,623
17,200		Aeon Mall Co., Ltd.			340,742
1,400		Aichi Bank Ltd.			95,226
44,800	S, L	Aiful Corp.			53,461
9,300		Airport Facilities Co., Ltd.			32,507
25,000		Akita Bank Ltd.			86,649
37,000		Aomori Bank Ltd.			89,863
153,000		Aozora Bank Ltd.			198,141
29,000		Awa Bank Ltd.			178,992
2,500		Bank of Iwate Ltd.			140,782
62,000		Bank of Kyoto Ltd.			510,406
31,000		Bank of Nagoya Ltd.			110,126
4,100		Bank of Okinawa Ltd.			144,243
25,000		Bank of Saga Ltd.			76,757
240,000		Bank of Yokohama Ltd.			1,097,872
38,300	@	Cedyna Financial Corp.			59,545
5,500		Century Leasing System, Inc.			66,495
134,000		Chiba Bank Ltd.			808,972
7,900	@	Chiba Kogyo Bank Ltd.			56,125
31,000		Chugoku Bank Ltd.			365,283
22,000		Chukyo Bank Ltd.			67,197
27,400		Credit Saison Co., Ltd.			286,768
16,600		Daibiru Corp.			125,060
1,535		Dai-ichi Life Insurance Co. Ltd.			2,128,496
8,500		Daiko Clearing Services Corp.			31,798
46,000	@	Daikyo, Inc.			75,241
30,000		Daisan Bank Ltd.			90,089
46,000		Daishi Bank Ltd.			150,929
18,000	S	Daito Bank Ltd.			12,921
16,500		Daito Trust Construction Co., Ltd.			934,373
105,000		Daiwa House Industry Co., Ltd.			944,597
334,000		Daiwa Securities Group, Inc.			1,410,133
10,600	@, S	Daiwasystem Co., Ltd.			11,360
10,060		Diamond Lease Co., Ltd.			339,347
25,000		Ehime Bank Ltd.			72,139
28,000		Eighteenth Bank Ltd.			77,708
30,400		FIDEA Holdings Co., Ltd.			57,279
361	@	Fidec Corp.			46,181
31,000	S	Fuji Fire & Marine Insurance Co.			39,094
32,000		Fukui Bank Ltd.			107,002
145,000		Fukuoka Financial Group, Inc.			603,582
2,200		Fuyo General Lease Co., Ltd.			50,434
2,890		Goldcrest Co., Ltd.			49,948
71,000		Gunma Bank Ltd.			376,506
67,000		Hachijuni Bank Ltd.			376,121
15,500		Heiwa Real Estate Co., Ltd.			35,007
42,000		Higashi-Nippon Bank Ltd.			80,884
28,000		Higo Bank Ltd.			154,784
83,000		Hiroshima Bank Ltd.			331,738
8,100		Hitachi Capital Corp.			107,715
49,000		Hokkoku Bank Ltd.			182,024
42,000		Hokkoku Bank Ltd.			70,248
232,000		Hokugin Financial Group, Inc.			426,185
10,800		Hulic Co., Ltd.			81,126
35,000		Hyakugo Bank Ltd.			150,546
41,000		Hyakujushi Bank Ltd.			151,243
5,900		IBJ Leasing Co., Ltd.			104,255
11,700		Ichiyoshi Securities Co., Ltd.			77,875
3,900		Iida Home Max			30,753
7,100		Iwai Securities Co., Ltd.			53,234
43,000		Iyo Bank Ltd.			399,877
19,000		Jaccs Co., Ltd.			31,305
5,700		Jafco Co., Ltd.			126,091
97,000	S	Japan Asia Investment Co., Ltd.			58,231
10,000		Japan Securities Finance Co., Ltd.			56,185
126,000		Joyo Bank Ltd.			499,573
50,000		Juroku Bank Ltd.			177,259
16,400		kabu.com Securities Co., Ltd.			76,930
28,000		Kagoshima Bank Ltd.			180,290
46,000		Kansai Urban Banking Corp.			72,792
18,000		Kanto Tsukuba Bank Ltd.			48,817
10,500		Keihanshin Real Estate Co., Ltd.			46,321
31,000		Keiyo Bank Ltd.			161,773
49	@, L	Kenedix, Inc.			8,070
2,100		Kita-Nippon Bank Ltd.			53,101
132,000		Kiyo Holdings, Inc.			179,504
2,000	S	Kosei Securities Co., Ltd.			1,978
9,200		Kyokuto Securities Co., Ltd.			76,754
114	S	Land Business Co., Ltd.			20,285
23,000		Leopalace21 Corp.			71,568
14,100		Marusan Securities Co., Ltd.			80,653
18,700		Matsui Securities Co., Ltd.			114,178
27,000		Michinoku Bank Ltd.			58,806
22,000		Mie Bank Ltd.			62,692
15,000		Minato Bank Ltd.			20,579
11,000		Mito Securities Co., Ltd.			23,217
250,000		Mitsubishi Estate Co., Ltd.			3,480,418
2,685,900		Mitsubishi UFJ Financial Group, Inc.			12,195,894
159,000		Mitsui Fudosan Co., Ltd.			2,213,037
106,611		Mitsui Sumitomo Insurance Group Holdings, Inc.			2,281,831
197,000		Mitsui Trust Holdings, Inc.			694,713
18,000		Miyazaki Bank Ltd.			50,900
3,090,700	S, L	Mizuho Financial Group, Inc.			5,071,254
55,000		Mizuho Investors Securities Co., Ltd.			52,086
275,000		Mizuho Trust & Banking Co., Ltd.			236,477
140		Monex Beans Holdings, Inc.			57,402
2,500		Musashino Bank Ltd.			71,782
23,000		Nagano Bank Ltd.			44,019
36,000		Nanto Bank Ltd.			185,234
91,700	@, S	NIS Group Co., Ltd.			19,564
105,000		Nishi-Nippon City Bank Ltd.			300,708
6,500		Nisshin Fudosan Co			41,762
279,600	@	NKSJ Holdings, Inc.			1,672,888
711,000		Nomura Holdings, Inc.			3,884,537
16,000		Nomura Real Estate Holdings, Inc.			200,243
234		NTT Urban Development Corp.			185,899
23,000		Ogaki Kyoritsu Bank Ltd.			70,550
24,000		Oita Bank Ltd.			81,278
32,000		Okasan Securities Group, Inc.			124,346
18,680		ORIX Corp.			1,353,269
15,700		Osaka Securities Finance Co., Ltd.			31,088
4,800		Pocket Card Co., Ltd.			13,036
13,600		Promise Co., Ltd.			91,626
103,100		Resona Holdings, Inc.			1,258,232
1,100		Ricoh Leasing Co., Ltd.			25,143
56	L	Risa Partners, Inc.			23,393
22,000		San-In Godo Bank Ltd.			169,171
8,200		Sankei Building Co., Ltd.			42,043
34,900		Sapporo Hokuyo Holdings, Inc.			153,942
26		Secured Capital Japan Co., Ltd.			21,010
138,250	L	Senshu Ikeda Holdings, Inc.			201,318
34,000		Shiga Bank Ltd.			197,483
27,000		Shikoku Bank Ltd.			87,333
1,800		Shimizu Bank Ltd.			72,773
97,000		Shinko Securities Co., Ltd.			216,263
201,000	S, L	Shinsei Bank Ltd.			169,921
110,000		Shizuoka Bank Ltd.			958,657
8,500		Shoei Co., Ltd./Chiyoda-ku			56,935
3,482		Softbank Investment Corp.			432,571
128		Sony Financial Holdings, Inc.			426,977
270,400		Sumitomo Mitsui Financial Group, Inc.			7,652,959
2,060		Sumitomo Real Estate Sales			93,222
87,000		Sumitomo Realty & Development Co., Ltd.			1,478,298
320,000		Sumitomo Trust & Banking Co., Ltd.			1,629,173
113	@	Sun Frontier Fudousan Co., Ltd.			13,778
991	@	Suncity Co., Ltd.			37,548
40,000		Suruga Bank Ltd.			363,035
65,000		T&D Holdings, Inc.			1,389,855
3,700		Takara Leben Co., Ltd.			15,092
14,630	L	Takefuji Corp.			42,808
19,400		TOC Co., Ltd.			77,282
19,000		Tochigi Bank Ltd.			82,251
31,000		Toho Bank Ltd.			101,266
33,000		Tohoku Bank Ltd.			51,589
45,000		Tokai Tokyo Financial Holdings			176,843
145,100		Tokio Marine Holdings, Inc.			3,814,657
11,000		Tokyo Rakutenchi Co., Ltd.			42,102
56,000	L	Tokyo Tatemono Co., Ltd.			172,575
4,900		Tokyo Tatemono Real Estate Sales Co., Ltd.			14,610
32,000		Tokyo Theatres Co., Inc.			44,665
5,200		Tokyo Tomin Bank Ltd.			59,075
65,000		Tokyu Land Corp.			227,218
4,500		Tokyu Livable, Inc.			44,871
25,000		Tomato Bank Ltd.			51,318
19,500	@	TOMONY Holdings, Inc.			60,872
20,000		Tottori Bank Ltd.			54,980
96,000S		Towa Bank Ltd.			78,438
19,000		Toyo Securities Co., Ltd.			31,221
2,700		Yachiyo Bank Ltd.			54,712
21,000		Yamagata Bank Ltd.			99,116
27,000		Yamaguchi Financial Group, Inc.			258,041
22,000		Yamanashi Chuo Bank Ltd.			89,847

					75,916,331

		Health Care:		5.3%
8,300		Alfresa Holdings Corp.			401,149
3,400		Aloka Co., Ltd.			26,129
3,500		As One Corp.			59,947
15,000		ASKA Pharmaceutical Co., Ltd.			104,765
82,500		Astellas Pharma, Inc.			2,764,221
2,800		BML, Inc.			63,316
41,200		Chugai Pharmaceutical Co., Ltd.			733,347
200		CMIC Co., Ltd.			53,227
1,200		Create Medic Co., Ltd.			11,642
114,300		Daiichi Sankyo Co., Ltd.			2,042,071
26,100		Dainippon Sumitomo Pharma Co., Ltd.			199,846
900		Eiken Chemical Co., Ltd.			8,222
46,400	L	Eisai Co., Ltd.			1,539,593
6		EPS Co., Ltd.			15,170
4,000		Falco Biosystems Ltd.			40,591
2,000		Fuso Pharmaceutical Industries Ltd.			6,448
10,000		Hisamitsu Pharmaceutical Co., Inc.			396,656
4,000		Hitachi Medical Corp.			31,292
1,800		Hogy Medical Co., Ltd.			87,405
510	@	I’rom Holdings Co., Ltd.			13,376
3,900		Japan Medical Dynamic Marketing, Inc.			10,177
20,000		Jeol Ltd.			68,926
10,000		Kaken Pharmaceutical Co., Ltd.			99,347
4,900		Kissei Pharmaceutical Co., Ltd.			103,094
10,000		Kyorin Co., Ltd.			144,459
47,000		Kyowa Hakko Kogyo Co., Ltd.			445,736
41,200		Mediceo Paltac Holdings Co., Ltd.			489,343
8,500		Miraca Holdings, Inc.			254,422
10,000		Mochida Pharmaceutical Co., Ltd.			95,325
4,900		Nagaileben Co., Ltd.			118,578
8,200		Nichii Gakkan Co.			73,694
8,000		Nihon Kohden Corp.			148,599
13,000		Nikkiso Co., Ltd.			103,431
16,000		Nippon Chemiphar Co., Ltd.			53,622
5,000		Nippon Shinyaku Co., Ltd.			56,861
5,000		Nipro Corp.			95,286
5,900		Nissui Pharmaceutical Co., Ltd.			45,321
42,100		Olympus Corp.			997,305
18,800		Ono Pharmaceutical Co., Ltd.			762,112
3,600		Paramount Bed Co., Ltd.			82,180
17,000		Rohto Pharmaceutical Co., Ltd.			207,958
10,500		Santen Pharmaceutical Co., Ltd.			378,330
2,500		Sawai Pharmaceutical Co., Ltd.			239,211
7,000		Seikagaku Corp.			71,421
4,500		Shin Nippon Biomedical Laboratories Ltd.			18,358
55,000		Shionogi & Co., Ltd.			1,140,245
100		SHIP HEALTHCARE HOLDINGS, Inc.			71,097
20		So-net M3, Inc.			80,395
13,300		Suzuken Co., Ltd.			445,186
5,100		Sysmex Corp.			289,649
32,000		Taisho Pharmaceutical Co., Ltd.			631,263
139,700		Takeda Pharmaceutical Co., Ltd.			6,000,486
40,000		Tanabe Seiyaku Co., Ltd.			609,444
27,800		Terumo Corp.			1,331,332
11,400		Toho Pharmaceutical Co., Ltd.			180,690
4,000		Torii Pharmaceutical Co., Ltd.			62,679
1,200		Towa Pharmaceutical Co., Ltd.			78,046
11,000		Tsumura & Co.			336,801
8,900		VITAL KSK HOLDINGS, Inc.			50,024
6,000		Wakamoto Pharmaceutical Co., Ltd.			20,390
4,000		ZERIA Pharmaceutical Co., Ltd.			42,278

					25,131,514

		Industrials:		19.4%
6,000	@	A&A Material Corp.			4,530
6,600		Advan Co., Ltd.			43,241
20,000	@	Advanex, Inc.			24,012
5,300		Aeon Delight Co., Ltd.			103,165
11,000		Aica Kogyo Co., Ltd.			116,475
11,900		Aichi Corp.			47,960
5,100		Aida Engineering Ltd.			21,002
1,400		Airtech Japan Ltd.			7,127
511,000		All Nippon Airways Co., Ltd.			1,619,777
60,000		Amada Co., Ltd.			394,395
12,000		Amano Corp.			96,334
9,000		Anest Iwata Corp.			30,996
37,000	@, S	Arrk Corp.			36,432
2,900		Art Corp.			44,788
3,000		Asahi Diamond Industrial Co. Ltd			46,200
174,000		Asahi Glass Co., Ltd.			1,633,831
8,000		Asahi Holdings, Inc.			174,149
3,600		Asahi Kogyosha Co. Ltd			14,044
25,000	@, S	Asanuma Corp.			15,317
1,500		Asunaro Aoki Construction Co., Ltd.			6,426
4,000		Bando Chemical Industries Ltd.			12,667
13,000		Bunka Shutter Co., Ltd.			37,383
32,000		Central Glass Co., Ltd.			126,091
308		Central Japan Railway Co.			2,543,109
1,100		Central Security Patrols Co., Ltd.			9,927
31,000		Chiyoda Corp.			225,123
4,700		Chiyoda Integre Co., Ltd.			57,852
5,600		Chudenko Corp.			65,031
21,000		Chugai Ro Co., Ltd.			54,013
6,800		CKD Corp.			50,690
6,000		Commuture Corp.			36,181
13,000		COMSYS Holdings Corp.			116,352
6,600		Cosel Co., Ltd.			100,820
8,100		CTI Engineering Co., Ltd.			36,337
112,000	S	Dai Nippon Printing Co., Ltd.			1,292,628
10,000		Dai-Dan Co., Ltd.			50,924
14,000		Daido Kogyo Co., Ltd.			23,931
10,000		Daifuku Co., Ltd.			61,377
13,000		Daihen Corp.			52,845
16,000	S	Daiho Corp.			12,138
22,000	@	Daiichi Chuo KK			58,202
6,000		Daiichi Jitsugyo Co., Ltd.			18,617
41,900		Daikin Industries Ltd.			1,277,544
900		Daiohs Corp.			4,855
1,800		Daiseki Co., Ltd.			37,448
7,000	@, S	Daisue Construction Co., Ltd.			2,581
35,000	S	Danto Holdings Corp.			37,138
2,500		Denyo Co., Ltd.			17,009
2,000		Dijet Industrial Co., Ltd.			2,815
42		Dream Incubator, Inc.			25,676
10,600		Duskin Co., Ltd.			182,064
67,000		East Japan Railway Co.			4,461,233
74,000		Ebara Corp.			314,513
35,000	@, S	Enshu Ltd.			42,008
37,200		Fanuc Ltd.			4,200,720
48,600	S	Fudo Tetra Corp.			28,242
74,000		Fuji Electric Holdings Co., Ltd.			213,071
51,000		Fujikura Ltd.			222,159
17,000		Fujitec Co., Ltd.			87,215
1,300		Fukushima Industries Corp.			10,227
33,000		Fukuyama Transporting Co., Ltd.			152,534
363	@	FULLCAST Holdings Co., Ltd.			17,767
8,200		Funai Consulting Co., Ltd.			46,686
19,000		Furukawa Co., Ltd.			19,469
110,000		Furukawa Electric Co., Ltd.			479,916
4,000		Futaba Corp.			66,771
1,200		Gakujo Co., Ltd.			4,158
10,300		Glory Ltd.			224,775
68,000	L	GS Yuasa Corp.			444,976
3,000		Haltec Corp.			3,958
400		Hamakyorex Co., Ltd.			9,647
244,000		Hankyu Hanshin Holdings, Inc.			1,076,749
26,000		Hanwa Co., Ltd.			103,215
51,400	S	Hazama Corp.			42,578
3,000		Helios Techno Holdings Co., Ltd.			8,965
10,500		Hibiya Engineering Ltd.			89,092
40,000		Hino Motors Ltd.			197,223
3,700		Hirakawa Hewtech Corp.			30,395

6,000		Hisaka Works Ltd.	60,658
17,000		Hitachi Cable Ltd.	44,893
18,100	L	Hitachi Construction Machinery Co., Ltd.	333,245
1,200		Hitachi Tool Engineering Ltd.	13,490
6,900		Hitachi Transport System Ltd.	100,684
163,000	L	Hitachi Zosen Corp.	218,973
6,900		Hoshizaki Electric Co., Ltd.	119,895
15,000		Hosokawa Micron Corp.	54,107
42,000	S	Howa Machinery Ltd.	41,750
13,500		Ichinen Holdings Co., Ltd.	56,849
1,900		Idec Corp.	15,932
18,000		Iino Kaiun Kaisha Ltd.	90,401
4,900		Inaba Denki Sangyo Co., Ltd.	114,607
3,800		Inaba Seisakusho Co., Ltd.	40,756
7,200		Inabata & Co., Ltd.	32,522
5,200		Inui Steamship Co., Ltd.	32,315
42,000	@, L	Iseki & Co., Ltd.	102,405
5,000		Ishii Iron Works Co., Ltd.	8,377
5,000	@, S	Ishikawa Seisakusho Ltd.	4,336
263,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	418,517
248,500		Itochu Corp.	1,942,640
1,600		Itoki Corp.	4,978
7,000		Iwasaki Electric Co., Ltd.	12,080
35,000		Iwatani International Corp.	96,508
800		Jalux, Inc.	5,596
8,600		Japan Airport Terminal Co., Ltd.	126,794
19,000		Japan Pulp & Paper Co., Ltd.	65,146
58,000		Japan Steel Works Ltd.	509,815
17,000		Japan Transcity Corp.	51,216
28,000		JFE Shoji Holdings, Inc.	109,214
38,000		JGC Corp.	576,621
8,800		JK Holdings Co., Ltd.	29,706
50,350		JS Group Corp.	961,071
54,000	@, L	Juki Corp.	105,090
190,000		Kajima Corp.	430,749
43,000		Kamigumi Co., Ltd.	329,949
6,000		Kanaden Corp.	30,096
7,000		Kanagawa Chuo Kotsu Co., Ltd.	38,001
5,000		Kandenko Co., Ltd.	29,589
57,000	@, S	Kanematsu Corp.	45,155
18,800	@	Kanematsu-NNK Corp.	25,902
1,200		Katakura Industries Co., Ltd.	11,839
31,000		Kato Works Co., Ltd.	60,023
2,800		Kawada Technologies, Inc.	42,771
284,000		Kawasaki Heavy Industries Ltd.	688,584
91,000		Kawasaki Kisen Kaisha Ltd.	370,036
79,000		Keihan Electric Railway Co., Ltd.	328,828
97,000		Keihin Electric Express Railway Co., Ltd.	857,285
98,000		Keio Corp.	632,729
55,000		Keisei Electric Railway Co., Ltd.	307,503
5,700		Kimura Chemical Plants Co., Ltd.	38,629
600		Kimura Unity Co., Ltd.	4,686
24,000		Kinden Corp.	204,370
5,500		King Jim Co., Ltd.	43,027
8,000		Kinki Sharyo Co., Ltd.	33,417
326,000	L	Kintetsu Corp.	994,753
3,500		Kintetsu World Express, Inc.	87,633
12,000	@	Kitagawa Iron Works Co., Ltd.	20,600
15,000		Kitano Construction Corp.	34,813
7,500		Kitazawa Sangyo Co., Ltd.	15,496
19,000		Kitz Corp.	89,971
15,700		Kokuyo Co., Ltd.	129,298
5,000		Komai Tekko, Inc.	10,504
168,100		Komatsu Ltd.	3,026,831
3,200		Komatsu Wall Industry Co., Ltd.	32,376
2,900		Komori Corp.	27,884
13,100	@	Kosaido Co., Ltd.	21,577
33,900		Koyo Seiko Co., Ltd.	313,513
2,400		KRS Corp.	22,897
156,000		Kubota Corp.	1,196,568
37,000	@, S	Kumagai Gumi Co., Ltd.	24,285
20,800		Kurita Water Industries Ltd.	568,380
2,100		Kuroda Electric Co., Ltd.	27,284
3,000	S	Kyodo Printing Co., Ltd.	7,257
2,000		Kyoei Sangyo Co., Ltd./Tokyo	3,830
15,100		Kyowa Exeo Corp.	133,127
6,000		Kyudenko Corp.	33,135
5,400		Mabuchi Motor Co., Ltd.	246,557
19,000		Maeda Corp.	49,448
11,000		Maeda Road Construction Co., Ltd.	89,729
5,700	@	Maezawa Industries, Inc.	10,416
5,000		Maezawa Kasei Industries Co., Ltd.	47,362
3,000		Maezawa Kyuso Industries Co., Ltd.	36,150
21,000	@	Makino Milling Machine Co.	133,117
23,500		Makita Corp.	628,860
4,000	S	Marubeni Construction Material Lease Co., Ltd.	4,667
294,000		Marubeni Corp.	1,507,162
3,600		Maruwn Corp.	8,798
14,000		Maruyama Manufacturing Co., Inc.	26,673
27,000		Maruzen Showa Unyu Co., Ltd.	85,552
2,300		Matsuda Sangyo Co., Ltd.	37,135
6,000		Matsui Construction Co., Ltd.	22,640
2,000		Max Co., Ltd.	22,470
30,000	L	Meidensha Corp.	102,419
5,700		Meiji Shipping Co., Ltd.	24,557
3,600		Meitec Corp.	64,870
3,900		Meito Transportation Co., Ltd.	34,440
5,100	@	Meiwa Corp.	11,930
54,000		Minebea Co., Ltd.	299,141
8,900		MISUMI Group, Inc.	164,354
284,400		Mitsubishi Corp.	5,883,793
336,000		Mitsubishi Electric Corp.	2,622,452
610,000		Mitsubishi Heavy Industries Ltd.	2,104,343
26,000		Mitsubishi Kakoki Kaisha Ltd.	53,438
26,000		Mitsubishi Logistics Corp.	289,755
5,000		Mitsubishi Pencil Co., Ltd.	68,359
13,000		Mitsuboshi Belting Co., Ltd.	56,686
307,000		Mitsui & Co., Ltd.	3,581,397
148,000	L	Mitsui Engineering & Shipbuilding Co., Ltd.	298,929
39,000		Mitsui Matsushima Co., Ltd.	62,818
175,000		Mitsui OSK Lines Ltd.	1,157,041
5,000		Mitsui-Soko Co., Ltd.	18,117
18,000		Mitsumura Printing Co., Ltd.	61,976
5,800		Miura Co., Ltd.	131,593
2,300		Miyachi Corp.	16,563
5,000	@, S	Miyaji Engineering Group, Inc.	4,458
3,100	@	Miyakoshi Corp.	14,132
14,200	L	Mori Seiki Co., Ltd.	142,856
2,000		Morita Holdings Corp.	10,816
5,150		Moshi Moshi Hotline, Inc.	113,028
15,000		Nabtesco Corp.	231,220
5,100		NAC Co., Ltd.	52,741
40,000		Nachi-Fujikoshi Corp.	111,420
19,000		Nagase & Co., Ltd.	197,572
123,000		Nagoya Railroad Co., Ltd.	353,697
5,000		Nakano Corp.	11,677
73,000	L	Nankai Electric Railway Co., Ltd.	297,962
5,800		NEC Networks & System Integration Corp.	72,134
45,000		NGK Insulators Ltd.	700,877
22,000		Nichias Corp.	87,991
2,000		Nichiden Corp.	58,629
6,600		Nichiha Corp.	59,387
12,000		Nichireki Co., Ltd.	54,204
17,200		Nidec Corp.	1,439,935
14		Nihon M&A Center, Inc.	43,145
16,000		Nihon Spindle Manufacturing Co., Ltd.	35,412
1,550		Nihon Trim Co., Ltd.	31,946
14,000		Nippo Corp.	104,142
23,000		Nippon Carbon Co., Ltd.	64,359
53,300	S	Nippon Conveyor Co., Ltd.	56,292
10,000		Nippon Densetsu Kogyo Co., Ltd.	95,840
153,000		Nippon Express Co., Ltd.	689,429
2,700		Nippon Filcon Co., Ltd./Tokyo	13,222
3,300		Nippon Kanzai Co., Ltd.	54,098
11,000		Nippon Konpo Unyu Soko Co., Ltd.	127,755
3,600		Nippon Kucho Service Co., Ltd.	28,766
2,000		Nippon Road Co., Ltd.	4,212
6,000		Nippon Seisen Co., Ltd.	28,614
8,000		Nippon Sharyo Ltd.	32,366
104,000		Nippon Sheet Glass Co., Ltd.	254,428
10,000		Nippon Thompson Co., Ltd.	67,758
263,880		Nippon Yusen KK	961,650
18,000		Nippon Yusoki Co., Ltd.	42,731
80,000	S	Nishimatsu Construction Co., Ltd.	94,287
48,000		Nishi-Nippon Railroad Co., Ltd.	193,851
17,300	@	Nissei Plastic Industrial Co., Ltd.	51,814
6,100	L	Nissha Printing Co., Ltd.	162,980
20,000		Nissin Corp.	45,275
6,000		Nissin Electric Co., Ltd.	27,709
4,500		Nitta Corp.	72,043
38,000		Nitto Boseki Co., Ltd.	83,588
4,800		Nitto Kogyo Corp.	44,518
800		Nitto Kohki Co., Ltd.	17,547
9,000		Nitto Seiko Co., Ltd.	28,338
17,000		Nomura Co., Ltd.	57,765
4,000		Noritake Co., Ltd.	13,461
5,800		Noritz Corp.	95,208
71,000		NSK Ltd.	493,104
81,000		NTN Corp.	331,588
5,500		Obara Corp.	63,030
112,000		Obayashi Corp.	444,024
3,000		Obayashi Road Corp.	6,191
113,000		Odakyu Electric Railway Co., Ltd.	970,021
2,500		Oiles Corp.	36,943
14,000		Okamura Corp.	80,678
32,000	@	OKK Corp.	54,590
26,000	@	Okuma Corp.	158,398
38,000		Okumura Corp.	139,017
15,000		O-M Ltd.	43,607
1,800		Onoken Co., Ltd.	15,728
6,000		Organo Corp.	36,886
12,000		OSG Corp.	128,333
6,300		Oyo Corp.	51,868
63,000		Panasonic Electric Works Co. Ltd	619,252
13,000		Park24 Co., Ltd.	139,444
15,000		Pasco Corp.	32,556
77		Pasona Group, Inc.	49,728
5,100	@	Pegasus Sewing Machine Manufacturing Co., Ltd.	15,065
29,500	S	Penta-Ocean Construction Co., Ltd.	36,528
78		Pilot Corp.	125,211
5,300		Pronexus, Inc.	27,689
5,900	@	PS Mitsubishi Construction Co., Ltd.	18,245
5,700		Raito Kogyo Co., Ltd.	11,930
24,000	@, S	Rasa Industries Ltd.	22,200
3,200		Rheon Automatic Machinery Co., Ltd.	8,608
13,000	@	Ryobi Ltd.	43,791
17,000		Sakai Heavy Industries Ltd.	24,137
1,900		Sakai Moving Service Co., Ltd.	38,755
37,000	@, S	Sakurada Co., Ltd.	9,120
24,200	@	Sanix, Inc.	37,783
2,000		Sanki Engineering Co., Ltd.	14,834
11,000		Sanko Metal Industrial Co., Ltd.	21,966
43,000		Sankyu, Inc.	171,606
37,000		Sanwa Shutter Corp.	111,565
6,000		Sanyo Industries Ltd.	8,260
37,000		Sasebo Heavy Industries Co., Ltd.	68,746
18,000	@, S	Sata Construction Co., Ltd.	7,049
1,500		Sato Corp.	17,996
2,600		Sato Shoji Corp.	14,977
1,000		Sawafuji Electric Co., Ltd.	2,244
37,500		Secom Co., Ltd.	1,665,228
3,000		Seibu Electric Industry Co., Ltd.	10,920
10,000		Seika Corp.	20,760
84,000	@, S	Seikitokyu Kogyo Co., Ltd.	48,400
19,000		Seino Holdings Co., Ltd.	130,750
2,000		Sekisui Jushi Corp.	17,980
19,000		Senko Co., Ltd.	58,218
24,000		Shibusawa Warehouse Co., Ltd.	82,819
8,100		Shibuya Kogyo Co., Ltd.	66,745
2,100		Shima Seiki Manufacturing Ltd.	52,230
128,000		Shimizu Corp.	437,457
11,000		Shin-Keisei Electric Railway Co., Ltd.	43,831
5,000		Shin-Kobe Electric Machinery Co., Ltd.	38,664
5,000		Shinmaywa Industries Ltd.	18,263
25,800		Shinnihon Corp.	65,225
31,000		Shinsho Corp.	60,855
3,500		Shinwa Co., Ltd./Nagoya	39,704
23,000		Shinwa Kaiun Kaisha Ltd.	59,605
4,500		SHO-BOND Holdings Co., Ltd.	90,342
26,000		Sinfonia Technology Co.	52,481
3,100		Sintokogio Ltd.	23,433
11,300		SMC Corp.	1,511,621
4,000		Soda Nikka Co., Ltd.	14,589
16,100		Sohgo Security Services Co., Ltd.	163,084
248,400		Sojitz Corp.	388,208
52,000		Sotetsu Holdings, Inc.	230,845
10,000		Subaru Enterprise Co., Ltd.	28,884
3,800		Sugimoto & Co., Ltd.	32,267
13,000		Sumikin Bussan Corp.	27,866
28,800	@, S	Sumiseki Holdings, Inc.	25,640
196,200		Sumitomo Corp.	1,959,451
2,600		Sumitomo Densetsu Co., Ltd.	11,141
121,700		Sumitomo Electric Industries Ltd.	1,418,283

82,000		Sumitomo Heavy Industries	481,139
26,000	@, S	Sumitomo Mitsui Construction Co., Ltd.	19,799
28,000		Sumitomo Warehouse Co., Ltd.	130,207
32,000	@, S	SWCC Showa Holdings Co., Ltd.	28,863
19,000		Tadano Ltd.	93,053
1,000		Taihei Dengyo Kaisha Ltd.	7,195
17,000		Taihei Kogyo Co., Ltd.	54,636
39,000		Taiheiyo Kouhatsu, Inc.	32,546
2,200		Taikisha Ltd.	34,529
183,500		Taisei Corp.	367,005
1,400		Takano Co., Ltd.	7,629
13,000		Takaoka Electric Manufacturing Co., Ltd.	42,211
5,500		Takara Printing Co., Ltd.	41,697
18,000		Takara Standard Co., Ltd.	112,318
6,800		Takasago Thermal Engineering Co., Ltd.	57,393
18,000		Takashima & Co., Ltd.	25,730
12,000	@	Takuma Co., Ltd.	28,230
1,100		Tanaka Co., Ltd./Tokyo	4,245
3,000	@	Tanseisha Co., Ltd.	6,149
2,600		Teikoku Electric Manufacturing Co., Ltd.	46,999
12,000	@, S	Tekken Corp.	9,925
6,400	L	Temp Holdings Co., Ltd.	56,886
24,000		THK Co., Ltd.	496,536
13,000		Toa Corp.	12,618
7,000	S	TOA Road Corp.	10,249
48,500	@, S	Tobishima Corp.	12,999
152,000		Tobu Railway Co., Ltd.	818,705
4,300		Tocalo Co., Ltd.	77,663
37,000		Toda Corp.	119,017
5,000		Todentsu Corp.	9,360
11,000		Toenec Corp.	62,230
2,000		Tokyo Energy & Systems, Inc.	13,122
12,000		TOKYO KEIKI INC	15,978
900		Tokyu Community Corp.	23,939
18,240		Tokyu Construction Co., Ltd.	47,676
198,000		Tokyu Corp.	805,899
19,000		Toli Corp.	32,492
12,800		Tomoe Corp.	25,472
17,000		Tonami Holdings Co., Ltd.	33,817
7,100		Toppan Forms Co., Ltd.	68,065
105,000		Toppan Printing Co., Ltd.	830,295
4,000		Torishima Pump Manufacturing Co., Ltd.	61,815
24,000		Toshiba Machine Co., Ltd.	96,816
1,000		Toshiba Plant Systems & Services Corp.	12,483
19,000		Tosho Printing Co., Ltd.	33,928
10,000		Totetsu Kogyo Co., Ltd.	61,581
53,000		Toto Ltd.	352,052
21,500	@, S	Totoku Electric Co., Ltd.	24,593
71,000	S	Toyo Construction Co., Ltd.	32,464
8,000		Toyo Electric Manufacturing Co., Ltd.	34,579
26,000		Toyo Engineering Corp.	75,102
4,000		Toyo Logistics Co., Ltd.	8,367
1,300		Toyo Machinery & Metal Co., Ltd.	3,031
1,800		Toyo Tanso Co., Ltd.	79,355
8,000		Toyo Wharf & Warehouse Co., Ltd.	13,645
34,400		Toyota Tsusho Corp.	490,325
6,800		Trusco Nakayama Corp.	105,198
19,000		Tsubakimoto Chain Co.	76,440
16,000		Tsubakimoto Kogyo Co., Ltd.	38,417
17,000	@, L	Tsudakoma Corp.	27,365
9,000	L	Tsugami Corp.	61,979
4,000		Tsukishima Kikai Co., Ltd.	27,994
8,000		Tsurumi Manufacturing Co., Ltd.	52,992
17,000		Uchida Yoko Co., Ltd.	53,438
8,100	S	Ueki Corp.	10,258
2,500		Union Tool Co.	63,374
17,900		Ushio, Inc.	275,762
8,500		Utoc Corp.	22,229
128,900	@, S	Venture Link Co., Ltd.	17,542
60,000	@, S	Wakachiku Construction Co., Ltd.	32,708
3,400		Weathernews, Inc.	47,452
309		West Japan Railway Co.	1,129,972
10,000		Yahagi Construction Co., Ltd.	60,285
5,700		YAMABIKO Corp.	55,598
11,000		Yamato Corp.	37,093
72,900		Yamato Holdings Co., Ltd.	964,869
10,000		Yamazen Corp.	44,794
7,100		Yasuda Warehouse Co., Ltd.	41,908
8,000		Yondenko Corp.	34,704
30,000	S	Yuasa Trading Co., Ltd.	27,778
8,000		Yuken Kogyo Co., Ltd.	17,378

4,000		Yurtec Corp.			17,024
3,000		Yusen Air & Sea Service Co., Ltd.			46,510
2,700		Yushin Precision Equipment Co., Ltd.			48,380

					93,062,363

		Information Technology:		12.4%
6,800		A&D Co. Ltd			33,188
26,100		Advantest Corp.			545,431
1,900		Agrex, Inc.			16,545
14,400		Ai Holdings Corp.			47,892
3,000		Aichi Tokei Denki Co. Ltd			8,940
3,500		Aiphone Co., Ltd.			59,684
2,900		Alpha Systems, Inc.			55,079
34,300	@	Alps Electric Co., Ltd.			293,675
700		Argo Graphics, Inc.			7,602
2,700		Arisawa Manufacturing Co., Ltd.			17,357
6,000		Asahi Net, Inc.			18,743
45,000		Brother Industries Ltd.			467,157
7,500		CAC Corp.			53,827
1,500		Canon Electronics, Inc.			33,906
225,966		Canon, Inc.			8,421,629
8,600		Capcom Co., Ltd.			138,677
50,200		Citizen Watch Co., Ltd.			306,667
5,900		CMK Corp.			27,408
2,100		Computer Engineering & Consulting Ltd.			10,507
5,900		Computer Institute of Japan Ltd.			18,967
6,000		Cresco Ltd.			28,680
10,500	@	CSK Corp.			43,688
118		Cybernet Systems Co., Ltd.			37,588
72	L	Cybozu, Inc.			24,909
40,000	@	Dainippon Screen Manufacturing Co., Ltd.			181,913
2,600		Daito Electron Co., Ltd.			13,231
4,000		Denki Kogyo Co., Ltd.			17,169
3,500		Disco Corp.			221,424
27		Dwango Co., Ltd.			43,969
186		eAccess Ltd.			126,705
2,100		Eizo Nanao Corp.			45,669
1,300		Elematec Corp.			15,493
37,100	@	Elpida Memory, Inc.			569,985
4,300		Enplas Corp.			88,792
2,100		ESPEC Corp.			14,773
3,700		Excel Co., Ltd.			42,291
411		Faith, Inc.			35,353
82,700		Fuji Photo Film Co., Ltd.			2,389,986
900		Fuji Soft, Inc.			14,867
380,000		Fujitsu Ltd.			2,375,313
200		Fukui Computer, Inc.			676
138		Future Architect, Inc.			47,181
9,600		GMO internet, Inc.			37,097
22		GMO Payment Gateway, Inc.			34,671
9		Gourmet Navigator, Inc.			11,322
10,900		Hamamatsu Photonics KK			302,802
2,600		Hioki EE Corp.			49,253
5,800		Hirose Electric Co., Ltd.			531,184
1,000		Hitachi Business Solution Co., Ltd.			7,897
13,000		Hitachi High-Technologies Corp.			238,822
10,000		Hitachi Kokusai Electric, Inc.			79,692
841,146		Hitachi Ltd.			3,055,300
10,000		Hochiki Corp.			52,025
32,000		Hokuriku Electric Industry Co., Ltd.			59,324
6,500		Horiba Ltd.			173,862
8,900		Hosiden Corp.			94,115
82,700		Hoya Corp.			1,759,664
25,400		Ibiden Co., Ltd.			684,240
3,500		Icom, Inc.			79,648
38,000	@, S	Ikegami Tsushinki Co., Ltd.			29,263
7,900		Ines Corp.			53,017
1,600		I-Net Corp.			8,430
7,200		Information Services International-Dentsu Ltd.			46,106
33		Internet Initiative Japan, Inc.			97,225
12,100		IT Holdings Corp.			143,598
14,000		Itfor, Inc.			45,998
2,100		Itochu Techno-Solutions Corp.			76,741
35,000	@, S	Iwatsu Electric Co., Ltd.			29,322
12,000		Japan Aviation Electronics Industry Ltd.			75,458
9,600		Japan Cash Machine Co., Ltd.			84,756
3,000		Japan Digital Laboratory Co.			33,151
5,000		Japan Radio Co., Ltd.			11,265
8,500		Jastec Co., Ltd.			49,615
8,100		JBCC Holdings, Inc.			46,496
9,000		JBIS Holdings, Inc.			36,948
1,300		Kaga Electronics Co., Ltd.			13,022
10		Kakaku.com, Inc.			41,312
7,300		Keyence Corp.			1,688,069
14,900		Konami Corp.			229,798
84,500		Konica Minolta Holdings, Inc.			812,913
30,700		Kyocera Corp.			2,485,360
900		Macnica, Inc.			17,107
14		Macromill, Inc.			20,873
5,900		Marubun Corp.			32,134
900		Maruwa Co., Ltd./Aichi			20,134
5,400		Maspro Denkoh Corp.			47,627
5,200		Megachips Corp.			77,189
3,200		Melco Holdings, Inc.			101,239
4,300		Mimasu Semiconductor Industry Co., Ltd.			50,149
4,500	@	Mitsui High-Tec, Inc.			30,498
11,800		Mitsumi Electric Co., Ltd.			200,179
900	@	Moritex Corp.			2,699
40,500		Murata Manufacturing Co., Ltd.			1,931,368
15,200@		Mutoh Holdings Co., Ltd.			22,342
5,300		Nagano Keiki Co., Ltd.			37,052
466,000		NEC Corp.			1,209,674
9,000	@	NEC Electronics Corp.			77,261
1,900		NEC Fielding Ltd.			50,437
80		Net One systems Co., Ltd.			103,244
11,000		New Japan Radio Co., Ltd.			30,924
6,700		Nichicon Corp.			81,313
9,600		Nidec Copal Electronics Corp.			75,769
6,000		Nidec Sankyo Corp.			45,164
3,300		Nihon Dempa Kogyo Co., Ltd.			58,763
14,200	@	Nihon Inter Electronics Corp.			19,669
4,900		Nihon Unisys Ltd.			35,495
20,400		Nintendo Co., Ltd.			5,989,628
4,200		Nippon Ceramic Co., Ltd.			58,800
21,000	@	Nippon Chemi-Con Corp.			91,388
65,000		Nippon Electric Glass Co., Ltd.			744,545
900		Nippon Systemware Co., Ltd.			3,677
7,000		Nohmi Bosai Ltd.			39,966
17,300		Nomura Research Institute Ltd.			367,273
3,600		NSD CO. Ltd.			40,831
227		NTT Data Corp.			837,900
1,500		OBIC Business Consultants Ltd.			81,036
1,170		Obic Co., Ltd.			225,841
1,100		Oizumi Corp.			2,411
1,100		Okaya Electric Industries Co., Ltd.			4,118
144,000	@, S	Oki Electric Industry Ltd.			123,862
38,100		Omron Corp.			830,558
1,300		Optex Co., Ltd.			13,557
5,800		Oracle Corp. Japan			285,014
2,000		Osaki Electric Co., Ltd.			16,036
2,700		Otsuka Corp.			172,076
400		Panasonic Electric Works Information systems Co., Ltd.			9,078
4,000	@	Pixela Corp.			12,740
109,000		Ricoh Co., Ltd.			1,389,916
5,500		Riso Kagaku Corp.			55,936
18,300		Rohm Co., Ltd.			1,098,900
4,000		Roland DG Corp.			54,899
5,700		Ryosan Co., Ltd.			138,576
7,500		Ryoyo Electro Corp.			76,789
26,000		Sanken Electric Co., Ltd.			100,565
1,800		Sanshin Electronics Co., Ltd.			15,126
8,300		Satori Electric Co., Ltd.			65,646
8,000		Saxa Holdings, Inc.			13,409
24,500		Seiko Epson Corp.			316,644
37,000		Shimadzu Corp.			278,899
10,000		Shindengen Electric Manufacturing Co., Ltd.			33,614
2,200		Shinkawa Ltd.			30,989
9,900		Shinko Electric Industries			128,654
6,000		Shinko Shoji Co., Ltd.			51,107
3,300		Siix Corp.			36,580
68		Simplex Technology, Inc.			49,379
12,000		SMK Corp.			52,401
64	@	Softbrain Co., Ltd.			4,301
31		So-net Entertainment Corp.			74,104
7,900		Soshin Electric Co., Ltd.			32,994
114	@	Sourcenext Corp.			34,906
7,500		Square Enix Co., Ltd.			138,149
4,100		Star Micronics Co., Ltd.			42,418
21,500		Sumco Corp.			356,343
4,800		Sumisho Computer Systems Corp.			66,573
800	@	Suzuden Corp.			4,430
53		SystemPro Co., Ltd.			31,295
8,800		Tachibana Eletech Co., Ltd.			63,531
15,000		Taiyo Yuden Co., Ltd.			201,438
10,000		Tamura Corp.			28,573
500		TDC Software Engineering, Inc.			4,190
18,300		TDK Corp.			1,001,417
69,000	@, S	Teac Corp.			33,112
8,000		TECMO KOEI HOLDINGS CO Ltd.			52,416
3,700	L	TKC Corp.			65,045
1,500		Tokyo Denpa Co., Ltd.			9,093
30,200		Tokyo Electron Ltd.			1,626,789
7,300		Tokyo Seimitsu Co., Ltd.			100,216
300		Tomen Devices Corp.			5,241
4,000		Tomen Electronics Corp.			43,217
6,500		Topcon Corp.			31,020
700		Tose Co., Ltd.			4,724
815,000		Toshiba Corp.			4,037,162
15,000		Toshiba Tec Corp.			48,444
1,000		Toukei Computer Co., Ltd.			12,316
8,900		Towa Corp.			64,481
7,800		Toyo Corp./Chuo-ku			78,643
4,600		Trans Cosmos, Inc.			37,935
14,800		Trend Micro, Inc.			399,965
3,400		UKC Holdings Corp.			42,866
6,200		Ulvac, Inc.			120,133
16,000	@	Uniden Corp.			48,147
3,300		Unidux, Inc.			26,734
62	L	Wacom Co., Ltd.			91,488
2,900		Y.A.C. Co., Ltd.			27,218
2,120		Yahoo! Japan Corp.			844,979
13,700		Yamaichi Electronics Co., Ltd.			56,939
6,500		Yamatake Corp.			151,175
41,000		Yaskawa Electric Corp.			304,152
39,000		Yokogawa Electric Corp.			241,407
7,500		Yokowo Co., Ltd.			44,671

					59,402,374

		Materials:		7.8%
13,000		Achilles Corp.			17,885
9,800		ADEKA Corp.			92,052
20,000		Aichi Steel Corp.			78,070
22,000		Air Water, Inc.			240,202
25,000		Araya Industrial Co., Ltd.			34,685
226,000		Asahi Kasei Corp.			1,180,704
32,000		Asahi Organic Chemicals Industry Co. Ltd			73,103
9,000		Chuetsu Pulp & Paper Co., Ltd.			17,029
13,000		Chugoku Marine Paints Ltd.			89,402
20,000	S, L	Chugokukogyo Co., Ltd.			24,811
5,000		Co-Op Chemical Co., Ltd.			6,893
35,000		Dai Nippon Toryo Co., Ltd.			35,667
47,000		Daicel Chemical Industries Ltd.			317,090
54,000		Daido Steel Co., Ltd.			230,927
8,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.			20,665
28,000		Daiken Corp.			66,075
12,000	@	Daiki Aluminium Industry Co., Ltd.			29,475
4,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.			14,636
62,000		Dainippon Ink & Chemicals			95,540
17,000		Daio Paper Corp.			130,338
24,000		Daiso Co., Ltd.			59,982
14,400		DC Co., Ltd.			26,542
83,000		Denki Kagaku Kogyo K K			386,329
42,000		Dowa Holdings Co., Ltd.			201,224
2,500		Earth Chemical Co., Ltd.			75,664
500		Ebara-Udylite Co., Ltd.			8,860
1,900		FP Corp.			98,907
5,600		Fuji Seal International, Inc.			122,232
10,000		Fujikura Kasei Co., Ltd.			57,548
1,500		Fujimi, Inc.			21,479
3,000		Fujimori Kogyo Co., Ltd.			38,608
22,000		Furukawa-Sky Aluminum Corp.			56,883
40,000		Godo Steel Ltd.			96,425
23,000		Gun-Ei Chemical Industry Co., Ltd.			54,526
3,900		Hakudo Co., Ltd.			36,695
5,000		Harima Chemicals, Inc.			26,067
17,900		Hitachi Chemical Co., Ltd.			332,549
21,000		Hitachi Metals Ltd.			212,605
19,000		Hodogaya Chemical Co., Ltd.			65,184
27,000		Hokkan Holdings Ltd.			72,331
27,500		Hokuetsu Kishu Paper Co., Ltd.			137,412
4,000		Ihara Chemical Industry Co., Ltd.			10,749
54,000	@, S	Ishihara Sangyo Kaisha Ltd.			40,393
2,600		Japan Carlit Co., Ltd.			12,178
81,400		JFE Holdings, Inc.			2,518,272
6,300		JSP Corp.			59,311
33,400		JSR Corp.			561,046
52,000		Kaneka Corp.			301,665
36,000		Kansai Paint Co., Ltd.			309,020
6,000		Kanto Denka Kogyo Co., Ltd.			37,616
4,000		Koatsu Gas Kogyo Co., Ltd.			22,431
530,000		Kobe Steel Ltd.			1,009,568
2,000		Kohsoku Corp.			15,612
4,700		Konishi Co., Ltd.			51,144
32,000	L	Krosaki Harima Corp.			121,595
4,000		Kumiai Chemical Industry Co., Ltd.			10,437
53,000		Kuraray Co., Ltd.			621,774
25,000		Kureha Corp			120,463
34,000	@, S	Kurimoto Ltd.			42,161
3,600		Kyoei Steel Ltd.			58,645
5,800		Lintec Corp.			104,780
13,000		Maruichi Steel Tube Ltd.			248,661
6,600		MEC Co., Ltd./Japan			35,656
215,000		Mitsubishi Chemical Holdings Corp.			981,354
62,000		Mitsubishi Gas Chemical Co., Inc.			300,625
216,520		Mitsubishi Materials Corp.			575,514
95,000	S	Mitsubishi Paper Mills Ltd.			109,686
35,000		Mitsubishi Rayon Co., Ltd.			126,389
19,000		Mitsubishi Steel Manufacturing Co., Ltd.			37,180
129,000		Mitsui Chemicals, Inc.			360,521
114,000		Mitsui Mining & Smelting Co., Ltd.			300,850
17,000		Nakayama Steel Works Ltd.			28,120
9,000		Neturen Co., Ltd.			67,526
5,000		Nihon Nohyaku Co., Ltd.			22,026
8,000		Nihon Parkerizing Co., Ltd.			104,412
22,000		Nihon Yamamura Glass Co., Ltd.			58,869
27,000	@	Nippon Carbide Industries Co., Inc.			46,615
26,000		Nippon Chemical Industrial Co., Ltd.			56,936
3,000		Nippon Chutetsukan KK			4,599
32,000		Nippon Coke & Engineering Co. Ltd			44,118
11,000		Nippon Concrete Industries Co., Ltd.			15,194
12,000		Nippon Denko Co., Ltd.			72,634
5,700		Nippon Fine Chemical Co., Ltd.			36,653
4,000		Nippon Kasei Chemical Co., Ltd.			7,224
28,000		Nippon Kayaku Co., Ltd.			239,434
30,000		Nippon Kinzoku Co., Ltd.			48,424
24,000	S	Nippon Koshuha Steel Co., Ltd.			26,944
57,000	@	Nippon Light Metal Co., Ltd.			73,831
40,000		Nippon Metal Industry Co., Ltd.			52,435
38,000		Nippon Paint Co., Ltd.			230,026
18,929		Nippon Paper Group, Inc.			523,940
15,000		Nippon Pillar Packing Co., Ltd.			104,386
22,000		Nippon Shokubai Co., Ltd.			208,686
17,000		Nippon Soda Co., Ltd.			55,881
1,037,000		Nippon Steel Corp.			3,427,742
12,000		Nippon Synthetic Chemical Industry Co., Ltd.			69,115
15,000		Nippon Valqua Industries Ltd.			33,542
22,000		Nippon Yakin Kogyo Co., Ltd.			70,404
27,000		Nissan Chemical Industries Ltd.			301,725
156,000		Nisshin Steel Co., Ltd.			248,038
9,000		Nittetsu Mining Co., Ltd.			30,565
32,100		Nitto Denko Corp.			1,052,989
14,000		NOF Corp.			55,472
3,600		Ohara, Inc.			57,116
164,000		OJI Paper Co., Ltd.			804,083
4,400		Okabe Co., Ltd.			17,381
26,000		Okamoto Industries, Inc.			106,602
13,000	@	Okura Industrial Co., Ltd.			37,793
4,700		Osaka Steel Co., Ltd.			64,627
24,000		Pacific Metals Co., Ltd.			160,887
3,800		Pack Corp.			66,634
28,000		Rengo Co., Ltd.			176,690
5,000		Sakata INX Corp.			21,609
14,000		Sanyo Chemical Industries Ltd.			90,089
24,000		Sanyo Special Steel Co., Ltd.			108,186
4,000		Sekisui Plastics Co., Ltd.			18,661
6,000		Shinagawa Refractories Co., Ltd.			15,779
62,400		Shin-Etsu Chemical Co., Ltd.			2,901,300
8,000		Shin-Etsu Polymer Co., Ltd.			47,300
239,000		Showa Denko KK			431,647
4,700		ST Corp.			53,569
1,400		Stella Chemifa Corp.			45,487
37,000		Sumitomo Bakelite Co., Ltd.			181,083
256,000		Sumitomo Chemical Co., Ltd.			990,765
61,000	@, S	Sumitomo Light Metal Industries Ltd.			62,626
689,000		Sumitomo Metal Industries Ltd.			1,557,857
96,000		Sumitomo Metal Mining Co., Ltd.			1,197,605
72,000		Sumitomo Osaka Cement Co., Ltd.			136,831
9,300		Sumitomo Pipe & Tube Co., Ltd.			48,768
13,000		Sumitomo Seika Chemicals Co., Ltd.			47,226
4,000		Sumitomo Titanium Corp.			153,914
5,000		T Hasegawa Co., Ltd.			76,765
182,000	S	Taiheiyo Cement Corp.			229,812
2,900		Taisei Lamick Co., Ltd.			68,587
59,000		Taiyo Nippon Sanso Corp.			468,520
15,000		Takasago International Corp.			64,825
20,000		Takiron Co., Ltd.			58,949
17,000		Tayca Corp.			45,442
149,000		Teijin Ltd.			442,375
5,300		Tenma Corp.			57,666
19,000	@	Titan Kogyo KK			42,096
17,000		Toagosei Co., Ltd.			75,312
4,000		Toda Kogyo Corp.			28,970
7,000L		Toho Titanium Co., Ltd.			167,001
21,000		Toho Zinc Co., Ltd.			73,484
24,000	@, S	Tohpe Corp.			23,118
36,000		Tokai Carbon Co., Ltd.			168,507
42,000		Tokushu Tokai Holdings Co., Ltd.			107,635
58,000		Tokuyama Corp.			255,287
6,200		Tokyo Ohka Kogyo Co., Ltd.			104,483
28,000		Tokyo Rope Manufacturing Co., Ltd.			63,654
14,300		Tokyo Steel Manufacturing Co., Ltd.			165,312
12,000		Tokyo Tekko Co., Ltd.			27,539
21,000		Tomoegawa Co., Ltd.			41,255
26,000		Tomoku Co., Ltd.			67,918
35,000		Topy Industries Ltd.			71,814
239,000	L	Toray Industries, Inc.			1,145,546
86,000		Tosoh Corp.			222,626
30,000		Toyo Ink Manufacturing Co., Ltd.			114,961
5,000		Toyo Kohan Co., Ltd.			23,723
30,800		Toyo Seikan Kaisha Ltd.			449,440
4,000		TYK Corp.			8,590
185,000		Ube Industries Ltd.			437,422
18,000		Wood One Co., Ltd.			59,021
7,800		Yamato Kogyo Co., Ltd.			194,418
19,000		Yodogawa Steel Works Ltd.			77,748
5,300		Yushiro Chemical Industry Co., Ltd.			69,023
35,000		Zeon Corp.			205,077

					37,113,138

		Telecommunication Services:		3.7%
1,287	@	Invoice, Inc.			15,757
590		KDDI Corp.			2,812,344
150,500	L	Nippon Telegraph & Telephone Corp.			6,130,751
3,170		NTT DoCoMo, Inc.			4,800,298
155,400		Softbank Corp.			4,121,715

					17,880,865

		Utilities:		5.3%
121,400		Chubu Electric Power Co., Inc.			3,012,710
52,900		Chugoku Electric Power Co., Inc.			1,089,555
26,600		Electric Power Development Co.			843,711
32,300		Hokkaido Electric Power Co., Inc.			695,803
18,000		Hokkaido Gas Co., Ltd.			49,303
37,700		Hokuriku Electric Power Co.			826,740
151,400		Kansai Electric Power Co., Inc.			3,692,377
77,800		Kyushu Electric Power Co., Inc.			1,744,872
1,700		Okinawa Electric Power Co., Inc.			86,150
384,000		Osaka Gas Co., Ltd.			1,385,073
35,000		Saibu Gas Co., Ltd.			98,411
36,900		Shikoku Electric Power Co.			1,055,333
7,000		Shizuoka Gas Co., Ltd.			47,589
85,000		Toho Gas Co., Ltd.			453,402
91,700		Tohoku Electric Power Co., Inc.			1,968,658
12,000		Tokai Corp.			54,165
230,000		Tokyo Electric Power Co., Inc.			6,256,792
465,000		Tokyo Gas Co., Ltd.			2,122,791

					25,483,435

		Total Common Stock (Cost $ 468,605,874)			454,163,311

SHORT-TERM INVESTMENTS:			2.7%
		Securities Lending Collateralcc:		2.7%
12,941,055		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)			12,941,055

		Total Short-Term Investments (Cost $ 12,941,055)			12,941,055

		Total Investments in Securities (Cost $ 481,546,929) *	97.6%		$467,104,366
		Other Assets and Liabilities - Net	2.4		11,703,683

		Net Assets	100.0%		$478,808,049

@		Non-income producing security
cc		Securities purchased with cash collateral for securities loaned.
(1)		Collateral received from brokers for securites lending was invested in these short-term investments.
S		All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L		Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2010 (Unaudited)

Shares						Value
COMMON STOCK:			95.0%
		Australia:		8.5%
11,177		AGL Energy Ltd.				$137,469
15,619		Amcor Ltd.				83,243
51,654		AMP Ltd.				224,181
5,437		ASX Ltd.				132,632
70,487		Australia & New Zealand Banking Group Ltd.				1,266,045
31,252		AXA Asia Pacific Holdings Ltd.				142,977
8,002		Bendigo Bank Ltd.				54,541
47,977		BHP Billiton Ltd.				1,492,545
34,491		Brambles Ltd.				157,075
4,328		Caltex Australia Ltd.				33,958
2,800		Coal & Allied Industries Ltd.				218,129
14,741		Coca-Cola Amatil Ltd.				147,599
933		Cochlear Ltd.				58,115
38,256		Commonwealth Bank of Australia				1,546,597
16,732		Crown Ltd.				108,471
53,165		CSR Ltd.				74,456
2,739		Energy Resources of Australia Ltd.				30,247
52,209		Foster’s Group Ltd.				247,290
19,533		Harvey Norman Holdings Ltd.				53,955
46,742		Insurance Australia Group				132,962
6,778		Leighton Holdings Ltd.				163,018
18,996		Lend Lease Corp. Ltd.				115,680
37,700		Macquarie Airports Management Ltd.				84,492
5,359		Macquarie Group Ltd.				164,717
21,320		Metcash Ltd.				74,934
66,279		National Australia Bank Ltd.				1,281,456
6,092		Orica Ltd.				128,148
16,099		Origin Energy Ltd.				200,847
13,900		Platinum Asset Management Ltd.				54,189
28,741		QBE Insurance Group Ltd.				436,118
2,731		Ramsay Health Care Ltd.				32,126
13,744		Santos Ltd.				143,632
10,330		Sonic Healthcare Ltd.				89,890
37,771		Suncorp-Metway Ltd.				252,695
30,945		TABCORP Holdings Ltd.				164,001
74,205		Tattersall’s Ltd.				139,135
639,860		Telstra Corp. Ltd.				1,744,099
18,699		Toll Holdings Ltd.				85,156
24,092		Transurban Group				85,519
26,961		Wesfarmers Ltd.				644,406
95,297		Westpac Banking Corp.				1,679,751
9,863		Woodside Petroleum Ltd.				342,831
29,972		Woolworths Ltd.				678,417
5,262		WorleyParsons Ltd.				96,814

						15,224,558

		Austria:		0.4%
1,347	@	Bank of Austria - Escrow				-
5,868		Oesterreichische Elektrizitaetswirtschafts AG				179,551
4,394		OMV AG				131,955
12,693		Telekom Austria AG				141,144
5,092		Voestalpine AG				138,680
1,436	@	Wiener Staedtische Allgemeine Versicherung AG				59,608

						650,938

		Belgium:		0.5%
13,911		Belgacom S.A.				437,387
34,213		Fortis				76,135
2,181		Mobistar S.A.				115,881
1,640		Solvay S.A.				140,044
2,369		UCB S.A.				74,396

						843,843

		Brazil:		2.1%
64,100		Banco do Brasil S.A.				887,457
4,800		Cia de Bebidas das Americas				415,911
7,500		Cia de Concessoes Rodoviarias				153,740
8,964		Cia Energetica de Minas Gerais				96,493
31,600		Cia Siderurgica Nacional S.A.				463,934
21,900		Companhia Brasileira de Meios de Pagamento				186,120
14,400		CPFL Energia S.A.				315,922
3,400		EDP - Energias do Brasil S.A.				66,776
14,600		Light S.A.				170,266
7,300		Natura Cosmeticos S.A.				161,773
19,100		Redecard S.A.				269,940
8,100		Souza Cruz S.A.				305,152
1,500	@	Tele Norte Leste Participacoes SA				31,205
4,500		Telecomunicacoes de Sao Paulo SA				81,748
15,000		Tractebel Energia S.A.				175,346

						3,781,783

		Canada:		4.8%
7,900		ARC Energy Trust				146,416
10,647		Bank of Montreal				577,481
16,200		Bank of Nova Scotia				746,428
600		Baytex Energy Trust				17,923
15,800		BCE, Inc.				460,991
4,400		Bell Aliant Regional Communications Income Fund				105,107
6,200		Bonavista Energy Trust				132,847
11,000		Brookfield Properties Co.				154,478
7,700		Canadian Imperial Bank of Commerce				478,397
11,700		Canadian Oil Sands Trust				296,635
6,800		CI Financial Corp.				113,701
5,700		Cresent Point Energy Corp.				198,969
9,100		EnCana Corp.				275,594
8,300		Enerplus Resources Fund				178,467
600		Fortis, Inc.				15,319
19,950		Great-West Lifeco, Inc.				451,079
16,900		Husky Energy, Inc.				400,691
6,250		IGM Financial, Inc.				217,932
1,900		Inter Pipeline Fund				21,328
2,900		National Bank of Canada				148,330
2,200		Pembina Pipeline Income Fund				36,909
15,401		Pengrowth Energy Trust				140,765
16,513		Penn West Energy Trust				314,888
9,400		Power Corp. of Canada				225,254
13,900		Power Financial Corp.				356,199
6,400		Rogers Communications, Inc. - Class B (Canadian Denominated Security)				209,095
21,556		Royal Bank of Canada				1,026,621
4,000		Shaw Communications, Inc. - Class B				72,030
10,000		Sun Life Financial, Inc.				262,646
3,950		TELUS Corp.				149,050
5,000		Transalta Corp.				92,621
11,624		TransCanada Corp.				388,832
2,100		Vermilion Energy Trust				66,420
34,100		Yellow Pages Income Fund				190,913

						8,670,356

		Chile:			0.5%
107,041		AES Gener SA				46,851
2,267,340		Banco de Chile				229,205
3,749,465		Banco Santander Chile S.A.				243,144
93,700		Empresa Nacional de Electricidad S.A.				143,797
5,668		Empresa Nacional de Telecom				76,293
422,806		Enersis SA				167,651

						906,941

		China:			0.4%
1,105,000		Bank of China Ltd.				557,475
45,200		Guangzhou R&F Properties Co., Ltd.				57,151
120,000		Zhejiang Expressway Co., Ltd.				110,572

						725,198

		Czech Republic:			0.6%
12,228		CEZ A/S				497,705
1,000		Komercni Banka A/S				160,113
20,600		Telefonica O2 Czech Republic A/S				399,312

						1,057,130

		Denmark:			0.0%
1,573		TrygVesta A/S				82,873

						82,873

		Eurozone:			0.0%
4,132	@	Iberdrola SA				23,224

						23,224

		Finland:			1.2%
22,986		Fortum OYJ				504,560
4,191		Kone OYJ				166,866
81,858		Nokia OYJ				667,210
1,047		OKO Bank				10,631
5,112		Rautaruukki OYJ				74,507
13,608		Sampo OYJ				286,907
5,615		Sanoma-WSOY OYJ				96,948
12,719		UPM-Kymmene OYJ				168,391
2,422		Wartsila OYJ				110,133

						2,086,153

		France:			12.3%
5,347	@	Accor S.A.				247,542
1,194		ADP				76,599
3,673		Air Liquide				370,924
4,806		Alstom				217,603
50,396		AXA S.A.				769,906
18,848		BNP Paribas				1,014,040
1,685		Bourbon S.A.				67,742
8,646		Bouygues S.A.				333,749
11,864		Carrefour S.A.				470,616
2,437		Casino Guichard Perrachon S.A.				184,932
10,682		Cie de Saint-Gobain				398,061
688		Ciments Francais SA				51,252
4,191		CNP Assurances				285,128
58,212		Credit Agricole S.A.				603,959
1,144		Eiffage S.A.				49,663
35,278		Electricite de France				1,342,212
3,066		Eutelsat Communications				102,643
148,022		France Telecom S.A.				2,567,435
76,989		Gaz de France				2,190,388
9,378		Groupe Danone				502,758
6,153		Lafarge S.A.				335,510
4,157		Lagardere SCA				129,654
5,303		Legrand S.A.				157,187
8,313		M6-Metropole Television				168,098
1,412		Neopost S.A.				102,248
18,133		PagesJaunes Groupe S.A.				186,900
2,692		PPR				334,409
905		Remy Cointreau S.A.				48,148
33,025		Sanofi-Aventis				1,989,011
3,916		Schneider Electric S.A.				395,517
7,461		Scor S.A.				142,501
4,486		Societe Television Francaise (T.F.1)				58,448
2,633		Sodexho Alliance S.A.				146,124
12,454		Suez Environnement S.A.				205,520
1,205		Technip S.A.				69,114
78,405		Total S.A.				3,499,914
1,624		Vallourec				279,998
14,504		Veolia Environnement				340,743
11,755		Vinci S.A.				488,088
53,049		Vivendi				1,078,069

						22,002,353

		Germany:			4.1%
9,697		Allianz AG				959,747
15,692		BASF AG				857,418
2,704		Deutsche Boerse AG				164,278
28,763		Deutsche Post AG				419,369
156,719		Deutsche Telekom AG				1,850,161
47,533		E.ON AG				1,278,080
3,134		Hannover Rueckversicheru - Reg				134,309
4,993		Muenchener Rueckversicherungs AG				626,937
14,879		RWE AG				973,623

						7,263,922

		Greece:			0.5%
17,328		Coca-Cola Hellenic Bottling Co. S.A.				371,359
13,853		Hellenic Petroleum S.A.				98,490
23,774	@	Hellenic Telecommunications Organization S.A.				178,721
18,241		OPAP S.A.				226,957
7,157		Public Power Corp.				102,619

						978,146

		Hong Kong:			2.7%
198,000		BOC Hong Kong Holdings Ltd.				450,938
283,000		China Mobile Ltd.				2,812,411
48,000		CLP Holdings Ltd.				347,428
82,000		Fushan International Energy Group Ltd.				46,078
42,700		Hang Seng Bank Ltd.				570,912
43,500		HongKong Electric Holdings				259,099
53,000		Hutchison Whampoa Ltd.				326,166
21,000		Industrial & Commercial Bank of China (Asia) Ltd.				55,611

						4,868,643

		Hungary:			0.1%
63,845		Magyar Telekom Telecommunications PLC				174,442

						174,442

		Indonesia:			0.2%
23,000		Indo Tambangraya Megah PT				93,521
183,000		International Nickel Indonesia Tbk PT				74,709
296,500		Telekomunikasi Indonesia Tbk PT				251,317

						419,547

		Ireland:			0.1%
9,679		CRH PLC				199,418

						199,418

		Israel:			0.4%
159,776		Bezeq Israeli Telecommunication Corp. Ltd.				349,255
24,387		Israel Chemicals Ltd.				254,056
6,725		Partner Communications				103,224

						706,535

		Italy:			3.6%
93,830		AEM S.p.A.				128,092
13,105		Altantia S.p.A.				232,257
30,955		Banca Carige S.p.A				60,470
6,994		Banca Popolare di Sondrio Scarl				56,465
12,085		Banche Popolari Unite Scpa				104,054
100,493		Edison S.p.A.				110,112
421,619		Enel S.p.A.				1,785,208
112,642		ENI S.p.A.				2,067,669
10,793		Finmeccanica S.p.A.				111,885
27,211		Hera SpA				44,641
148,477		Intesa Sanpaolo S.p.A.				391,044
3,846		Lottomatica S.p.A.				49,481
30,270		Mediaset S.p.A.				172,135
13,694		Mediolanum S.p.A				53,496
48,984		Parmalat S.p.A				113,855
93,965		Snam Rete Gas S.p.A.				374,996
317,507		Telecom Italia S.p.A.				350,640
54,271		Terna S.p.A				195,336

						6,401,836

		Japan:			1.9%
6,700		Astellas Pharma, Inc.				224,488
13,800		Daiichi Sankyo Co., Ltd.				246,549
1,800		Daito Trust Construction Co., Ltd.				101,932
4,800		Eisai Co., Ltd.				159,268
2,100		Lawson, Inc.				91,849
323,400		Mizuho Financial Group, Inc.				530,638
678		NTT DoCoMo, Inc.				1,026,688
2,800		Oracle Corp. Japan				137,593
1,300		Sankyo Co., Ltd.				58,762
6,300		Showa Shell Sekiyu KK				43,439
15,300		Takeda Pharmaceutical Co., Ltd.				657,176
9,000		TonenGeneral Sekiyu KK				77,870

						3,356,252

		Malaysia:			0.7%
8,100		British American Tobacco Malaysia Bhd				109,526
30,000		Digi.com BHD				212,643
6,800		Petronas Dagangan BHD				19,658
46,000		Petronas Gas BHD				140,230
111,600		PLUS Expressways Bhd				117,100
79,191		Public Bank BHD				290,480
24,900		RHB Capital Berhad				45,036
145,700		Telekom Malaysia BHD				150,253
188,100		YTL Power International				128,126

						1,213,052

		Mexico:			0.3%
6,500		Industrias Penoles SAB de CV				127,034
24,200	@	Kimberly-Clark Corp.				140,544
332,500		Telefonos de Mexico SAB de CV				236,269

						503,847

		Netherlands:			2.2%
4,238		Akzo Nobel NV				220,270
1,435		Fugro NV				66,294
2,667		Koninklijke Boskalis Westminster NV				103,624
3,296		Koninklijke DSM NV				131,023
14,119		Reed Elsevier NV				156,301
74,742		Royal Dutch Shell PLC - Class B				1,806,565
47,047		Royal KPN NV				599,687
5,147		SBM Offshore NV				73,634
24,504		Unilever NV				669,186
5,985		Wolters Kluwer NV				114,775

						3,941,359

		New Zealand:			0.1%
18,350		Fletcher Building Ltd.				98,198
92,948		Telecom Corp. of New Zealand Ltd.				119,696

						217,894

		Norway:			0.8%
114,000		Marine Harvest				75,280
25,312		Orkla ASA				161,874
58,039		Statoil ASA				1,118,111

						1,355,265

		Philippines:			0.2%
7,080		Globe Telecom, Inc.				134,986
5,750		Philippine Long Distance Telephone Co.				294,024

						429,010

		Poland:			0.3%
9,491		KGHM Polska Miedz S.A.				245,168
55,333		Telekomunikacja Polska S.A.				232,114

						477,282

		Portugal:			0.4%
11,147		Banco Espirito Santo S.A.				43,984
18,126		Brisa-Auto Estradas de Portugal S.A.				109,699
14,604		Cimpor Cimentos de Portugal SG				82,063
87,033		Energias de Portugal S.A.				259,014
29,704		Portugal Telecom SGPS S.A.				296,891

						791,651

		Russia:			0.4%
10,500		Lukoil-Spon ADR				540,750
6,000		Tatneft GDR				167,461

						708,211

		Singapore:			1.0%
54,000		ComfortDelgro Corp. Ltd.				56,002
40,000		DBS Group Holdings Ltd.				388,196
31,000		Keppel Corp. Ltd.				187,164
6,200	@	K-Green Trust				4,652
8,000		SembCorp Industries Ltd.				23,135
21,000		SembCorp Marine Ltd.				57,387
25,000		Singapore Exchange Ltd.				131,106
40,000		Singapore Press Holdings Ltd.				107,673
77,000		Singapore Technologies Engineering Ltd.				180,006
250,000		Singapore Telecommunications Ltd.				540,478
69,000		StarHub Ltd.				110,935

						1,786,734

		South Africa:			0.6%
25,381		African Bank Investments Ltd.				99,612
7,072		Kumba Iron Ore Ltd.				292,327
17,580		Pretoria Portland Cement Co., Ltd.				72,641
57,270		Redefine Properties Ltd.				53,670
49,283		Sanlam Ltd.				146,129
26,171		Standard Bank Group Ltd.				347,056

						1,011,435

		South Korea:			0.4%
5,500		Kangwon Land, Inc.				82,950
9,540		Korea Exchange Bank				97,227
4,263		KT Corp.				157,423
3,140		KT&G Corp.				154,365
9,850		LG Telecom Ltd.				61,423
1,768		SK Telecom Co., Ltd.				231,704

						785,092

		Spain:			5.8%
13,775		Abertis Infraestructuras S.A.				198,000
1,096		Acciona S.A.				83,412
9,027		ACS Actividades de Construccion y Servicios S.A.				331,736
88,159		Banco Bilbao Vizcaya Argentaria S.A.				908,298
33,780		Banco De Sabadell S.A.				152,967
21,500		Banco Espanol de Credito SA (Banesto)				170,585
35,818		Banco Popular Espanol S.A.				181,541
240,483		Banco Santander Central Hispano S.A.				2,521,756
8,748	@	Banco Santander S.A.				92,646
10,767		Bankinter S.A.				65,599
2,186		Cintra Concesiones DE Infrae				14,139
62,302		Corp. Mapfre S.A.				169,414
92,081		Criteria Caixacorp S.A.				376,560
3,965		Ebro Puleva SA				66,998
4,661		Enagas				70,210
4,155		Fomento de Construcciones y Contratas S.A.				88,947
31,649		Gas Natural SDG S.A.				457,363
4,676		Grifols S.A.				47,796
144,447		Iberdrola S.A.				811,875
1,199		Indra Sistemas S.A.				19,170
1,924		Red Electrica de Espana				68,889
31,790		Repsol YPF S.A.				641,526
148,431		Telefonica S.A.				2,749,644
6,856		Zardoya-Otis S.A.				88,081

						10,377,152

		Sweden:			1.4%
1,600		Hakon Invest AB				21,586
27,496		Hennes & Mauritz AB				755,655
957		Investor AB				14,869
56,639		Nordea Bank AB				467,054
3,239		Ratos AB				81,149
7,502		Securitas AB				68,002
11,646		Skanska AB				168,490
6,604		Svenska Cellulosa AB - B Shares				77,672
12,545		Svenska Handelsbanken AB				306,899
83,780		TeliaSonera AB				538,341

						2,499,717

		Switzerland:			3.4%
1,166		Baloise Holding AG				81,161
486		BKW FMB Energie AG				30,590
21,393		Credit Suisse Group				804,318
634		Geberit AG - Reg				98,648
43,788		Novartis AG				2,122,103
11,132		Roche Holding AG - Genusschein				1,532,228
103		SGS S.A.				139,014
1,292		Swisscom AG				438,013
4,046		Zurich Financial Services AG				891,793

						6,137,868

		Taiwan:			1.7%
97,000		Asia Cement Corp.				85,189
15,900		Asustek Computer, Inc.				117,121
270,532		China Steel Corp.				249,222
260,592		Chunghwa Telecom Co., Ltd.				515,990
104,714		Compal Electronics, Inc.				124,715
113,159		Far EasTone Telecommunications Co., Ltd.				139,534
19,050		High Tech Computer Corp.				252,986
24,000		Lite-On Technology Corp.				26,300
12,000		Nan Ya Printed Circuit Board Corp.				48,613
42,795	@	Pegatron Corp.				40,023
84,220		Quanta Computer, Inc.				152,231
111,560		Siliconware Precision Industries Co.				120,213
91,000		Taiwan Cement Corp.				76,727
83,000		Taiwan Mobile Co., Ltd.				169,114
526,427		Taiwan Semiconductor Manufacturing Co., Ltd.				983,915

						3,101,893

		Thailand:			0.3%
95,200		Advanced Info Service PCL				253,807
58,900		Charoen Pokphand Foods PCL				36,663
198,800		IRPC PCL				25,184
58,600		PTT Aromatics & Refining PCL				45,171
62,100		Thai Oil PCL				83,828
55,700		Total Access Communication PCL				62,731

						507,384

		Turkey:			0.7%
23,074		Ford Otomotiv Sanayi A/S				148,953
10,936		Tupras Turkiye Petrol Rafine				198,372
123,966		Turk Telekomunikasyon AS				395,744
48,752		Turkcell Iletisim Hizmet AS				252,862
61,746		Turkiye Is Bankasi				191,093

						1,187,024

		United Kingdom:			11.1%
27,219		Aberdeen Asset Management PLC				52,110
6,986		Admiral Group PLC				146,303
16,325		Amlin PLC				93,958
14,515		Ashmore Group PLC				52,373
32,606		AstraZeneca PLC				1,537,236
85,358		Aviva PLC				396,674
86,466		BAE Systems PLC				402,431
9,213		Balfour Beatty PLC				32,768
41,614		British American Tobacco PLC				1,320,653
23,521		British Sky Broadcasting PLC				245,601
184,745		Cable & Wireless Communications PLC				159,406
107,677		Centrica PLC				475,180
38,908		Diageo PLC				611,163
16,010		Firstgroup PLC				86,905
127,857		GlaxoSmithKline PLC				2,171,120
11,734		Hargreaves Lansdown PLC				59,110
40,862		Hays PLC				55,748
22,563		Home Retail Group				71,649
279,759		HSBC Holdings PLC				2,555,793
15,972		ICAP PLC				95,732
18,526		Imperial Tobacco Group PLC				517,629
31,664		International Power PLC				141,442
32,936		J Sainsbury PLC				157,146
145,553		Legal & General Group PLC				169,648
92,863		Man Group PLC				307,832
85,967		National Grid PLC				627,642
2,298		Next PLC				68,514
18,114		Pearson PLC				238,231
5,498		Pennon Group PLC				45,280
42,465		Prudential PLC				320,297
10,685		Reckitt Benckiser PLC				497,005
21,599		Reed Elsevier PLC				160,152
10,672		Rexam PLC				48,009
105,761		Royal & Sun Alliance Insurance Group				187,620
7,506		Sage Group PLC				25,825
26,850		Scottish & Southern Energy PLC				447,159
8,373		Severn Trent PLC				153,673
7,695		Smiths Group PLC				122,511
60,263		Standard Life PLC				155,732
18,430		Tate & Lyle PLC				123,139
115,584		Tesco PLC				652,056
20,745		Thomas Cook Group PLC				54,909
23,210		TUI Travel PLC				72,211
21,093		Unilever PLC				563,858
27,722		United Utilities Group PLC				216,935
1,465,062		Vodafone Group PLC				3,018,746
38,412		WM Morrison Supermarkets PLC				151,786

						19,866,900

		United States:			18.3%
20,400		Abbott Laboratories				954,312
2,800		Alliant Energy Corp.				88,872
59,950		Altria Group, Inc.				1,201,398
7,750		Ameren Corp.				184,218
9,900		American Electric Power Co., Inc.				319,770
200		American Water Works Co., Inc.				4,120
500		Ares Capital Corp.				6,265
157,950		AT&T, Inc.				3,820,806
2,700		Avery Dennison Corp.				86,751
38,600		Bristol-Myers Squibb Co.				962,684
400		Capitol Federal Financial				13,264
9,600		CenterPoint Energy, Inc.				126,336
8,043		CenturyTel, Inc.				267,912
29,300		Chevron Corp.				1,988,298
4,800		Cincinnati Financial Corp.				124,176
21,300		ConocoPhillips				1,045,617
6,850		Consolidated Edison, Inc.				295,235
5,900		Diamond Offshore Drilling				366,921
11,700		Dominion Resources, Inc.				453,258
2,600		DPL, Inc.				62,140
4,100		DTE Energy Co.				187,001
32,750		Duke Energy Corp.				524,000
6,500		Edison International				206,180
17,350		EI Du Pont de Nemours & Co.				600,137
25,850		Eli Lilly & Co.				865,975
2,400		Entergy Corp.				171,888
12,300		Exelon Corp.				467,031
5,900		Fidelity National Title Group, Inc.				76,641
8,000		FirstEnergy Corp.				281,840
19,450		Frontier Communications Corp.				138,290
3,350		Genuine Parts Co.				132,158
2,200		H&R Block, Inc.				34,518
5,800		HJ Heinz Co.				250,676
5,500		Hudson City Bancorp., Inc.				67,320
2,850		Integrys Energy Group, Inc.				124,659
7,500		Kimberly-Clark Corp.				454,725
26,250		Kraft Foods, Inc.				735,000
4,600		Leggett & Platt, Inc.				92,276
3,800		Lorillard, Inc.				273,524
2,300		M&T Bank Corp.				195,385
8,200		Marsh & McLennan Cos., Inc.				184,910
6,700		Mattel, Inc.				141,772
6,300		Maxim Integrated Products				105,399
16,200		McDonald’s Corp.				1,067,094
4,200		MeadWestvaco Corp.				93,240
45,700		Merck & Co., Inc.				1,598,129
4,500		Microchip Technology, Inc.				124,830
13,150		New York Community Bancorp., Inc.				200,801
5,100		NextEra Energy, Inc.				248,676
9,000		NiSource, Inc.				130,500
600		Northeast Utilities				15,288
1,400		NSTAR				49,000
2,400		NYSE Euronext				66,312
2,200		OGE Energy Corp.				80,432
6,700		Old Republic International Corp.				81,271
2,100		Oneok, Inc.				90,825
6,450		Pacific Gas & Electric Co.				265,095
5,050		Paychex, Inc.				131,149
3,500		People’s United Financial, Inc.				47,250
7,200		Pepco Holdings, Inc.				112,896
141,900		Pfizer, Inc.				2,023,494
40,200		Philip Morris International, Inc.				1,842,768
2,500		Pinnacle West Capital Corp.				90,900
5,600		Pitney Bowes, Inc.				122,976
6,000		PPL Corp.				149,700
7,400		Progress Energy, Inc.				290,228
6,600		Public Service Enterprise Group, Inc.				206,778
52,100		Qwest Communications International, Inc.				273,525
9,000		Reynolds American, Inc.				469,080
6,400		RR Donnelley & Sons Co.				104,768
3,000		SCANA Corp.				107,280
17,550		Southern Co.				584,064
14,700		Southern Copper Corp.				390,138
14,500		Spectra Energy Corp.				291,015
5,800		TECO Energy, Inc.				87,406
72,600		Verizon Communications, Inc.				2,034,252
6,100		Waste Management, Inc.				190,869
20,450		Windstream Corp.				215,952
9,850		Xcel Energy, Inc.				203,009

						32,764,648

		Total Common Stock (Cost $193,053,460)				170,087,509

REAL ESTATE INVESTMENT TRUSTS:			1.4%
		Canada:			0.1%
9,548		RioCan Real Estate Investment Trust				170,771

						170,771

		France:			0.1%
1,439		ICADE				121,452
5,194		Klepierre				143,505

						264,957

		United Kingdom:			0.1%
16,126		British Land Co. PLC				104,165
29,277		Segro PLC				110,387

						214,552

		United States:			1.1%
3,100		AMB Property Corp.				73,501
1,700		AvalonBay Communities, Inc.				158,729
9,300		Duke Realty Corp.				105,555
1,200		Federal Realty Investment Trust				84,324
7,900		HCP, Inc.				254,775
3,400		Health Care Real Estate Investment Trust, Inc.				143,208
3,700		Liberty Property Trust				106,745
900		Macerich Co.				33,588
100		Mack-Cali Realty Corp.				2,973
2,900		Nationwide Health Properties, Inc.				103,733
3,900		Plum Creek Timber Co., Inc.				134,667
15,100		Prologis				152,963
2,400		Rayonier, Inc.				105,648
3,100		Realty Income Corp.				94,023
2,300		Regency Centers Corp.				79,120
4,000		Senior Housing Properties Trust				80,440
3,700		Ventas, Inc.				173,715

						1,887,707

		Total Real Estate Investment Trusts (Cost $2,430,284)				2,537,987

EXCHANGE-TRADED FUNDS:			2.2%
		Developed Markets:			1.3%
51,600		iShares MSCI EAFE Index Fund				2,399,916

						2,399,916

		Emerging Markets:			0.3%
14,000		iShares MSCI Emerging Markets Index Fund				522,480

						522,480

		United States:			0.6%
20,000		iShares S&P 500 Value Index Fund				993,200

						993,200

		Total Exchange-Traded Funds (Cost $4,088,905)				3,915,596

WARRANTS:			0.0%
		France:			0.0%
6,355		Etablissements Maurel et Prom				1,282
2,067		Fonciere Des Regions				1,191

						2,473

		Italy:			0.0%
26,581		Mediobanca S.p.A.				1,076

						1,076

		Total Warrants (Cost $1,226)				3,549

		Total Investments in Securities (Cost $ 199,573,875)*		98.6%		$176,544,641
		Other Assets and Liabilities - Net		1.4		2,446,345

		Net Assets		100.0%		$178,990,986

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

Industry	Net Assets
Consumer Discretionary	4.2%
Consumer Staples	8.7
Energy	10.2
Financials	21.9
Health Care	9.7
Industrials	4.5
Information Technology	2.0
Materials	4.4
Telecommunication Services	18.1
Utilities	12.7
Other Long-Term Investments	2.2
Other Assets and Liabilities - Net	1.4

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of June 30, 2010 (Unaudited)

Shares						Value
COMMON STOCK:			97.1%
		Consumer Discretionary:			9.6%
21,500	@	Amazon.com, Inc.				$2,349,090
18,300	@,L	Autonation, Inc.				356,850
2,700	@	Autozone, Inc.				521,694
73,300		Best Buy Co., Inc.				2,481,938
10,600		Carnival Corp.				320,544
30,400		Coach, Inc.				1,111,120
196,430		Comcast Corp. - Class A				3,411,989
11,600		D.R. Horton, Inc.				114,028
143,750	@	DIRECTV				4,876,000
22,400	@	Discovery Communications, Inc. - Class A				799,904
18,200		Expedia, Inc.				341,796
359,700	@	Ford Motor Co.				3,625,776
6,900	@	GameStop Corp.				129,651
11,500		Gannett Co., Inc.				154,790
52,331		Gap, Inc.				1,018,361
33,000	@	Goodyear Tire & Rubber Co.				328,020
75,100		H&R Block, Inc.				1,178,319
38,700		Harley-Davidson, Inc.				860,301
10,200	@	Harman International Industries, Inc.				304,878
70,700		Home Depot, Inc.				1,984,549
25,300		Johnson Controls, Inc.				679,811
39,500	@	Kohl’s Corp.				1,876,250
24,900		Lennar Corp.				346,359
56,100		Limited Brands, Inc.				1,238,127
38,700		Lowe’s Cos., Inc.				790,254
22,300		Macy’s, Inc.				399,170
36,600		Marriott International, Inc.				1,095,804
28,200		Mattel, Inc.				596,712
74,900		McDonald’s Corp.				4,933,663
27,700		McGraw-Hill Cos., Inc.				779,478
280,300		News Corp. - Class A				3,352,388
71,400	@	Office Depot, Inc.				288,456
5,300	@	Priceline.com, Inc.				935,662
24,838	@	Pulte Homes, Inc.				205,659
33,800		Ross Stores, Inc.				1,801,202
8,600	@,L	Sears Holding Corp.				555,990
3,900		Stanley Black & Decker, Inc.				197,028
35,800		Staples, Inc.				681,990
59,600		Starbucks Corp.				1,448,280
25,300		Starwood Hotels & Resorts Worldwide, Inc.				1,048,179
108,934		Target Corp.				5,356,285
36,700		Time Warner Cable, Inc.				1,911,336
88,000		Time Warner, Inc.				2,544,080
40,600		TJX Cos., Inc.				1,703,170
17,400	@	Urban Outfitters, Inc.				598,386
10,900		VF Corp.				775,862
102,600		Viacom - Class B				3,218,562
61,800		Walt Disney Co.				1,946,700
1,000		Washington Post				410,480
5,200		Whirlpool Corp.				456,664
9,700		Wynn Resorts Ltd.				739,819
10,800		Yum! Brands, Inc.				421,632

						69,603,036

		Consumer Staples:			11.4%
204,200		Altria Group, Inc.				4,092,168
55,886		Archer-Daniels-Midland Co.				1,442,977
56,000		Avon Products, Inc.				1,484,000
22,639		Brown-Forman Corp.				1,295,630
131,656		Coca-Cola Co.				6,598,599
219,500		ConAgra Foods, Inc.				5,118,740
48,100		CVS Caremark Corp.				1,410,292
10,100		Dr Pepper Snapple Group, Inc.				377,639
20,200		Hershey Co.				968,186
8,300		HJ Heinz Co.				358,726
100,426		Kimberly-Clark Corp.				6,088,828
36,500		Kraft Foods, Inc.				1,022,000
94,700		Kroger Co.				1,864,643
6,000		Lorillard, Inc.				431,880
12,800		McCormick & Co., Inc.				485,888
7,500		Mead Johnson Nutrition Co.				375,900
34,900		Molson Coors Brewing Co.				1,478,364
119,000		PepsiCo, Inc.				7,253,050
135,517		Philip Morris International, Inc.				6,212,099
258,292	S	Procter & Gamble Co.				15,492,354
49,258		Reynolds American, Inc.				2,567,327
35,500		Safeway, Inc.				697,930
263,800		Sara Lee Corp.				3,719,580
112,200		Walgreen Co.				2,995,740
183,052		Wal-Mart Stores, Inc.				8,799,310
11,300	@	Whole Foods Market, Inc.				407,026

						83,038,876

		Energy:			10.3%
60,700		Anadarko Petroleum Corp.				2,190,663
11,200		Apache Corp.				942,928
40,900		Chesapeake Energy Corp.				856,855
188,758		Chevron Corp.				12,809,118
98,300		ConocoPhillips				4,825,547
13,300		Consol Energy, Inc.				449,008
124,200	@	Denbury Resources, Inc.				1,818,288
15,700		Devon Energy Corp.				956,444
13,300		EOG Resources, Inc.				1,308,321
379,154	S	ExxonMobil Corp.				21,638,317
19,200		Halliburton Co.				471,360
36,500		Hess Corp.				1,837,410
47,800		Marathon Oil Corp.				1,486,102
18,300		Murphy Oil Corp.				906,765
145,900	@	Nabors Industries Ltd.				2,570,758
87,804		National Oilwell Varco, Inc.				2,903,678
36,400		Occidental Petroleum Corp.				2,808,260
37,600		Peabody Energy Corp.				1,471,288
5,900		Pioneer Natural Resources Co.				350,755
44,000	@	Rowan Cos., Inc.				965,360
76,700		Schlumberger Ltd.				4,244,578
20,200		Smith International, Inc.				760,530
24,600	@	Southwestern Energy Co.				950,544
18,300		Spectra Energy Corp.				367,281
38,600	L	Tesoro Corp.				450,462
21,300		Valero Energy Corp.				382,974
217,000		Williams Cos., Inc.				3,966,760

						74,690,354

		Financials:			14.4%
66,595		Aflac, Inc.				2,841,609
136,100		American Express Co.				5,403,170
12,300	@,L	American International Group, Inc.				423,612
18,200		Ameriprise Financial, Inc.				657,566
732,750	S	Bank of America Corp.				10,529,618
62,600		Bank of New York Mellon Corp.				1,545,594
28,500		BB&T Corp.				749,835
106,800	@	Berkshire Hathaway, Inc.				8,510,892
18,200		Capital One Financial Corp.				733,460
68,800	@	CB Richard Ellis Group, Inc.				936,368
187,900		Charles Schwab Corp.				2,664,422
1,379,600	@	Citigroup, Inc.				5,187,296
11,352		CME Group, Inc.				3,196,156
12,300		Comerica, Inc.				453,009
79,470	@	E*Trade Financial Corp.				939,335
78,472		Fifth Third Bancorp.				964,421
51,860	@	First Horizon National Corp.				593,797
25,528		Goldman Sachs Group, Inc.				3,351,061
18,900		Hartford Financial Services Group, Inc.				418,257
261,500		Huntington Bancshares, Inc.				1,448,710
7,800	@	IntercontinentalExchange, Inc.				881,634
297,251		JP Morgan Chase & Co.				10,882,359
80,600		Keycorp				619,814
31,900		Loews Corp.				1,062,589
51,200		Marshall & Ilsley Corp.				367,616
41,700		Metlife, Inc.				1,574,592
70,300	L	Moody’s Corp.				1,400,376
89,900		Morgan Stanley				2,086,579
52,500		NYSE Euronext				1,450,575
56,700		PNC Financial Services Group, Inc.				3,203,550
167,000		Progressive Corp.				3,126,240
46,200		Prudential Financial, Inc.				2,479,092
246,900		Regions Financial Corp.				1,624,602
52,047		State Street Corp.				1,760,230
36,400		SunTrust Bank				848,120
7,700		T. Rowe Price Group, Inc.				341,803
65,869		Travelers Cos., Inc.				3,244,048
36,461		UnumProvident Corp.				791,204
109,833		US Bancorp.				2,454,768
454,985		Wells Fargo & Co.				11,647,616
22,800		XL Capital Ltd.				365,028
17,000		Zions Bancorp.				366,690

						104,127,313

		Health Care:			12.2%
197,734	S	Abbott Laboratories				9,249,997
85,108		AmerisourceBergen Corp.				2,702,179
100,235	@	Amgen, Inc.				5,272,361
54,500		Baxter International, Inc.				2,214,880
12,200		Becton Dickinson & Co.				824,964
20,000	@	Biogen Idec, Inc.				949,000
122,300	@,L	Boston Scientific Corp.				709,340
80,700		Bristol-Myers Squibb Co.				2,012,658
109,500		Cardinal Health, Inc.				3,680,295
59,900	@	CareFusion Corp.				1,359,730
10,300	@	Celgene Corp.				523,446
24,600	@	Cephalon, Inc.				1,396,050
20,700		Cigna Corp.				642,942
39,600		Eli Lilly & Co.				1,326,600
52,900	@	Express Scripts, Inc.				2,487,358
66,900	@	Forest Laboratories, Inc.				1,835,067
31,400	@	Genzyme Corp.				1,594,178
18,400	@	Gilead Sciences, Inc.				630,752
21,100	@	Hospira, Inc.				1,212,195
23,776	@	Humana, Inc.				1,085,850
3,000	@	Intuitive Surgical, Inc.				946,860
173,523		Johnson & Johnson				10,248,268
25,400	@	King Pharmaceuticals, Inc.				192,786
32,500	@	Life Technologies Corp.				1,535,625
49,272	S	McKesson Corp.				3,309,108
50,200	@	Medco Health Solutions, Inc.				2,765,016
40,000		Medtronic, Inc.				1,450,800
194,762		Merck & Co., Inc.				6,810,827
24,700	@,L	Mylan Laboratories				420,888
10,300		PerkinElmer, Inc.				212,901
515,762		Pfizer, Inc.				7,354,766
10,800	@	St. Jude Medical, Inc.				389,772
97,600	@	Tenet Healthcare Corp.				423,584
100,029	@	Thermo Fisher Scientific, Inc.				4,906,422
117,538		UnitedHealth Group, Inc.				3,338,079
11,300	@	Watson Pharmaceuticals, Inc.				458,441
45,900	@	WellPoint, Inc.				2,245,887

						88,719,872

		Industrials:			10.5%
71,400		3M Co.				5,639,886
33,400		Boeing Co.				2,095,850
34,500		Caterpillar, Inc.				2,072,415
15,200		Cintas Corp.				364,344
8,100		CSX Corp.				402,003
21,800		Deere & Co.				1,213,824
35,900		Dover Corp.				1,500,261
61,200		Eaton Corp.				4,004,928
124,959		Emerson Electric Co.				5,459,459
12,600		Expeditors International Washington, Inc.				434,826
7,500	L	Fastenal Co.				376,425
31,300		FedEx Corp.				2,194,443
8,600		Fluor Corp.				365,500
5,500		General Dynamics Corp.				322,080
706,894	S	General Electric Co.				10,193,411
85,700	S	Honeywell International, Inc.				3,344,871
8,400		Illinois Tool Works, Inc.				346,752
94,641		ITT Corp.				4,251,274
47,300	@	Jacobs Engineering Group, Inc.				1,723,612
10,400		L-3 Communications Holdings, Inc.				736,736
81,032		Lockheed Martin Corp.				6,036,884
16,000		Masco Corp.				172,160
17,000		Norfolk Southern Corp.				901,850
19,800		Northrop Grumman Corp.				1,077,912
9,400		Paccar, Inc.				374,778
7,600		Pitney Bowes, Inc.				166,896
38,100		Raytheon Co.				1,843,659
68,500		Republic Services, Inc.				2,036,505
8,900		Robert Half International, Inc.				209,595
48,100		RR Donnelley & Sons Co.				787,397
10,100		Ryder System, Inc.				406,323
33,200		Southwest Airlines Co.				368,852
10,800		Textron, Inc.				183,276
39,100		Union Pacific Corp.				2,717,841
56,800		United Parcel Service, Inc. - Class B				3,231,352
128,197		United Technologies Corp.				8,321,267

						75,879,447

		Information Technology:			19.0%
12,200	@	Adobe Systems, Inc.				322,446
21,900		Altera Corp.				543,339
16,500		Amphenol Corp.				648,120
53,700		Analog Devices, Inc.				1,496,082
69,693	@,S	Apple, Inc.				17,529,880
70,100		Broadcom Corp.				2,311,197
140,662		CA, Inc.				2,588,181
426,470	@,S	Cisco Systems, Inc.				9,088,076
25,900		Computer Sciences Corp.				1,171,975
61,300		Corning, Inc.				989,995
252,200	@	Dell, Inc.				3,041,532
86,307	@	eBay, Inc.				1,692,480
268,350	@	EMC Corp.				4,910,805
37,600	@	Fiserv, Inc.				1,716,816
17,980	@	Google, Inc. - Class A				8,000,201
35,335		Harris Corp.				1,471,703
241,376		Hewlett-Packard Co.				10,446,753
341,310		Intel Corp.				6,638,480
132,669	S	International Business Machines Corp.				16,381,968
14,600	@	Intuit, Inc.				507,642
7,700		Mastercard, Inc.				1,536,381
55,700	@	Micron Technology, Inc.				472,893
635,516		Microsoft Corp.				14,623,223
42,100		Molex, Inc.				767,904
220,600	@	Motorola, Inc.				1,438,312
87,900		National Semiconductor Corp.				1,183,134
10,700	@	NetApp, Inc.				399,217
388,926		Oracle Corp.				8,346,352
97,516		Qualcomm, Inc.				3,202,425
7,200	@	Salesforce.com, Inc.				617,904
18,100	@	Sandisk Corp.				761,467
25,300	@	Symantec Corp.				351,164
90,500		Texas Instruments, Inc.				2,106,840
19,200		Total System Services, Inc.				261,120
19,600	@	VeriSign, Inc.				520,380
24,300		Visa, Inc.				1,719,225
96,000		Western Union Co.				1,431,360
167,500		Xerox Corp.				1,346,700
162,000		Xilinx, Inc.				4,092,120
56,400	@	Yahoo!, Inc.				780,012

						137,455,804

		Materials:			3.3%
5,600		Air Products & Chemicals, Inc.				362,936
76,100		Alcoa, Inc.				765,566
67,833	S	Bemis Co.				1,831,491
9,600		Cliffs Natural Resources, Inc.				452,736
36,400		Dow Chemical Co.				863,408
10,300		Eastman Chemical Co.				549,608
29,000		Ecolab, Inc.				1,302,390
147,900		EI Du Pont de Nemours & Co.				5,115,861
64,700		Freeport-McMoRan Copper & Gold, Inc.				3,825,711
46,231		International Paper Co.				1,046,208
8,000		MeadWestvaco Corp.				177,600
39,400		Monsanto Co.				1,821,068
30,500		Newmont Mining Corp.				1,883,070
9,300		Nucor Corp.				356,004
18,300	@	Owens-Illinois, Inc.				484,035
16,100		PPG Industries, Inc.				972,601
10,600		Praxair, Inc.				805,494
12,900		United States Steel Corp.				497,295
25,300		Vulcan Materials Co.				1,108,899

						24,221,981

		Telecommunication Services:			3.0%
10,000	@	American Tower Corp.				445,000
585,256	S	AT&T, Inc.				14,157,343
24,900		Qwest Communications International, Inc.				130,725
236,600	@	Sprint Nextel Corp.				1,003,184
218,416		Verizon Communications, Inc.				6,120,016

						21,856,268

		Utilities:			3.4%
12,400		American Electric Power Co., Inc.				400,520
17,200		CenterPoint Energy, Inc.				226,352
100		Constellation Energy Group, Inc.				3,225
57,400	S	Dominion Resources, Inc.				2,223,676
80,122		DTE Energy Co.				3,654,364
66,000		Duke Energy Corp.				1,056,000
7,900		Entergy Corp.				565,798
26,100		EQT Corp.				943,254
46,500		Exelon Corp.				1,765,605
42,600		FirstEnergy Corp.				1,500,798
23,646		Integrys Energy Group, Inc.				1,034,276
32,300		NextEra Energy, Inc.				1,574,948
29,365		Nicor, Inc.				1,189,283
25,900		NiSource, Inc.				375,550
50,900	@	NRG Energy, Inc.				1,079,589
33,900		PPL Corp.				845,805
17,500		Progress Energy, Inc.				686,350
29,700		Public Service Enterprise Group, Inc.				930,501
62,222		Sempra Energy				2,911,367
40,200		Southern Co.				1,337,856

						24,305,117

		Total Common Stock (Cost $729,904,358)				703,898,068

REAL ESTATE INVESTMENT TRUSTS:			1.5%
		Financials:			1.5%
59,100		Apartment Investment & Management Co.				1,144,767
8,500		AvalonBay Communities, Inc.				793,645
21,500	L	Plum Creek Timber Co., Inc.				742,395
29,200		Prologis				295,796
34,800		Public Storage, Inc.				3,059,268
60,920		Simon Property Group, Inc.				4,919,290

		Total Real Estate Investment Trusts (Cost $9,428,964)				10,955,161

		Total Long-Term Investments (Cost $739,333,322)				714,853,229

SHORT-TERM INVESTMENTS:			1.8%
		Affiliated Mutual Fund:			1.3%
9,048,000		ING Institutional Prime Money Market Fund - Class I				9,048,000

		Total Mutual Fund (Cost $9,048,000)				9,048,000

Shares						Value
		Securities Lending Collateralcc:			0.5%
$2,683,056		Bank of New York Mellon Corp. Overnight Government Fund, Series A(1)				$2,683,056
1,608,803	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B(1)(2)				1,287,042

		Total Securities Lending Collateral (Cost $4,291,859)				3,970,098

		Total Short-Term Investments (Cost $13,339,859)				13,018,098

		Total Investments in Securities (Cost $752,673,181)*		100.4%		$727,871,327
		Other Assets and Liabilities - Net		(0.4)		(2,588,032)

		Net Assets		100.0%		$725,283,295

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of June 30, 2010 (Unaudited)

Shares						Value
COMMON STOCK:			90.9%
		Consumer Discretionary:			14.3%
84,184	@	99 Cents Only Stores				$1,245,923
116,794	S	Advance Auto Parts, Inc.				5,860,723
109,560	@	Aeropostale, Inc.				3,137,798
124,400		American Eagle Outfitters				1,461,700
23,373	@, L	Bally Technologies, Inc.				757,051
72,061	@	BorgWarner, Inc.				2,690,758
85,500	@, L	Boyd Gaming Corp.				725,895
153,099		Brinker International, Inc.				2,213,812
64,857	@, S, L	Career Education Corp.				1,493,008
170,135		Chico’s FAS, Inc.				1,680,934
22,847	@	Chipotle Mexican Grill, Inc.				3,125,698
76,418	@	Collective Brands, Inc.				1,207,404
97,708	@, L	Corinthian Colleges, Inc.				962,424
127,251	@, S	Dollar Tree, Inc.				5,297,459
50,500	@	DreamWorks Animation SKG, Inc.				1,441,775
84,767	@	Dress Barn, Inc.				2,018,302
60,099	@	Fossil, Inc.				2,085,435
78,568		Gentex Corp.				1,412,653
39,417		Guess ?, Inc.				1,231,387
76,100	@	Hanesbrands, Inc.				1,830,966
70,042		Harte-Hanks, Inc.				731,939
25,283	L	International Speedway Corp.				651,290
24,328	@, L	ITT Educational Services, Inc.				2,019,711
45,783	@	J Crew Group, Inc.				1,685,272
40,303		John Wiley & Sons, Inc.				1,558,517
163,231	L	KB Home				1,795,541
36,060	@	Lamar Advertising Co.				884,191
61,344	L	MDC Holdings, Inc.				1,653,221
29,697	@	Mohawk Industries, Inc.				1,358,935
28,491	@, L	NetFlix, Inc.				3,095,547
5,001	@	NVR, Inc.				3,275,805
139,825	L	Petsmart, Inc.				4,218,520
27,062		Phillips-Van Heusen				1,252,159
53,131		Ryland Group, Inc.				840,532
136,098	@, L	Saks, Inc.				1,032,984
233,895	S	Service Corp. International				1,730,823
56,545		Sotheby’s				1,293,184
14,900	L	Strayer Education, Inc.				3,097,561
80,881	@	Timberland Co.				1,306,228
58,600	@	Toll Brothers, Inc.				958,696
55,149		Tupperware Corp.				2,197,688
57,550	@	Warnaco Group, Inc.				2,079,857
536,842	S	Wendy’s/Arby’s Group, Inc. - Class A				2,147,368
60,589		Williams-Sonoma, Inc.				1,503,819
38,974	@	WMS Industries, Inc.				1,529,730

						85,780,223

		Consumer Staples:			3.3%
28,778		Church & Dwight Co., Inc.				1,804,668
69,064	@, S	Energizer Holdings, Inc.				3,472,538
73,164	@	Green Mountain Coffee Roasters, Inc.				1,880,315
48,352	@	Hansen Natural Corp.				1,891,047
26,462	L	Lancaster Colony Corp.				1,412,012
62,628	@	NBTY, Inc.				2,129,978
66,232	@, S	Ralcorp Holdings, Inc.				3,629,514
99,143	@	Smithfield Foods, Inc.				1,477,231
14,007	L	Tootsie Roll Industries, Inc.				331,266
36,347		Universal Corp.				1,442,249

						19,470,818

		Energy:			5.9%
90,169		Arch Coal, Inc.				1,786,248
48,136	@	Atwood Oceanics, Inc.				1,228,431
81,176	@, L	Bill Barrett Corp.				2,497,786
47,573		Cimarex Energy Co.				3,405,275
69,140	@, L	Exterran Holdings, Inc.				1,784,503
93,813	@	Forest Oil Corp.				2,566,724
111,900		Frontier Oil Corp.				1,505,055
95,348	@	Helix Energy Solutions Group, Inc.				1,026,898
77,605	@	Mariner Energy, Inc.				1,666,955
68,933	@	Newfield Exploration Co.				3,368,066
44,466	@	Oceaneering International, Inc.				1,996,523
30,100	L	Overseas Shipholding Group				1,114,904
62,671	@, L	Plains Exploration & Production Co.				1,291,649
85,100	@, L	Pride International, Inc.				1,901,134
83,166	@	Quicksilver Resources, Inc.				914,826
127,564		Southern Union Co.				2,788,549
69,318	L	Tidewater, Inc.				2,683,993
50,549	@	Unit Corp.				2,051,784

						35,579,303

		Financials:			12.8%
47,172	@, L	Affiliated Managers Group, Inc.				2,866,642
46,237	@	AmeriCredit Corp.				842,438
110,965	L	Bancorpsouth, Inc.				1,984,054
112,400	L	Brown & Brown, Inc.				2,151,336
77,514		Commerce Bancshares, Inc.				2,789,729
70,561		Cullen/Frost Bankers, Inc.				3,626,835
81,254		Eaton Vance Corp.				2,243,423
46,174	S	Everest Re Group Ltd.				3,265,425
160,200		Fidelity National Title Group, Inc.				2,080,998
294,101		Fulton Financial Corp.				2,838,075
22,900	L	Greenhill & Co., Inc.				1,399,877
84,655	L	Hanover Insurance Group, Inc.				3,682,493
158,324		HCC Insurance Holdings, Inc.				3,920,102
69,006		International Bancshares Corp.				1,151,710
56,678		Jefferies Group, Inc.				1,194,772
30,289		Jones Lang LaSalle, Inc.				1,988,170
78,437	@	MSCI, Inc. - Class A				2,149,174
371,997	S	New York Community Bancorp., Inc.				5,680,398
222,547		NewAlliance Bancshares, Inc.				2,494,752
164,300	L	Old Republic International Corp.				1,992,959
44,500		PacWest Bancorp				814,795
76,070		Prosperity Bancshares, Inc.				2,643,433
113,196		Protective Life Corp.				2,421,262
97,635		Raymond James Financial, Inc.				2,410,608
52,143		Reinsurance Group of America, Inc.				2,383,457
61,092		SEI Investments Co.				1,243,833
726,604	S	Synovus Financial Corp.				1,845,574
63,115		Transatlantic Holdings, Inc.				3,026,995
85,964		Trustmark Corp.				1,789,770
41,396		Unitrin, Inc.				1,059,738
51,100		Waddell & Reed Financial, Inc.				1,118,068
126,500	L	Washington Federal, Inc.				2,046,770
75,400		Webster Financial Corp.				1,352,676
44,210	L	Westamerica Bancorp.				2,321,909

						76,822,250

		Health Care:			12.5%
31,249	L	Beckman Coulter, Inc.				1,884,002
16,185	@	Bio-Rad Laboratories, Inc.				1,399,841
46,800	@, L	Charles River Laboratories International, Inc.				1,601,028
73,762	@	Community Health Systems, Inc.				2,493,893
41,800	@, L	Covance, Inc.				2,145,176
92,052	@, S	Edwards Lifesciences Corp.				5,156,753
73,879	@	Endo Pharmaceuticals Holdings, Inc.				1,612,040
4,975	@	Furiex Pharmaceuticals, Inc.				50,546
145,085	@	Health Management Associates, Inc.				1,127,310
103,845	@, L	Health Net, Inc.				2,530,703
41,896	@	Henry Schein, Inc.				2,300,090
44,383	S	Hill-Rom Holdings, Inc.				1,350,575
198,506	@	Hologic, Inc.				2,765,189
44,006	@, L	Idexx Laboratories, Inc.				2,679,965
72,948	@, L	Immucor, Inc.				1,389,659
51,931	@	Kinetic Concepts, Inc.				1,896,001
30,200	@	LifePoint Hospitals, Inc.				948,280
147,897	@, L	Lincare Holdings, Inc.				4,808,131
76,234		Medicis Pharmaceutical Corp.				1,668,000
19,324	@	Mettler Toledo International, Inc.				2,157,138
117,866	S	Omnicare, Inc.				2,793,424
58,380	L	Perrigo Co.				3,448,507
79,511	L	Pharmaceutical Product Development, Inc.				2,020,375
62,473	@	Resmed, Inc.				3,798,983
79,031		Steris Corp.				2,456,283
15,937		Techne Corp.				915,581
24,200	L	Teleflex, Inc.				1,313,576
56,462	@	Thoratec Corp.				2,412,621
29,065	@, L	United Therapeutics Corp.				1,418,663
52,959		Universal Health Services, Inc.				2,020,386
60,119	@, L	Valeant Pharmaceuticals International				3,143,623
186,150	@, L	Vertex Pharmaceuticals, Inc.				6,124,335
51,518	@, L	WellCare Health Plans, Inc.				1,223,037

						75,053,714

		Industrials:			14.0%
48,400	@	AGCO Corp.				1,305,348
28,537	@	Alaska Air Group, Inc.				1,282,738
39,500	L	Ametek, Inc.				1,585,925
73,014	@	BE Aerospace, Inc.				1,856,746
51,989		Bucyrus International, Inc.				2,466,878
80,643		Carlisle Cos., Inc.				2,913,632
20,352	@	Clean Harbors, Inc.				1,351,576
34,238	L	Con-way, Inc.				1,027,825
34,646	@	Copart, Inc.				1,240,673
42,447	@, L	Corrections Corp. of America				809,889
77,915		Crane Co.				2,353,812
53,800		Deluxe Corp.				1,008,750
104,712		Donaldson Co., Inc.				4,465,967
57,232	@, S, L	FTI Consulting, Inc.				2,494,743
70,727		Harsco Corp.				1,662,085
67,400		Herman Miller, Inc.				1,271,838
42,278		Hubbell, Inc.				1,678,014
113,300		IDEX Corp.				3,236,981
76,621		JB Hunt Transport Services, Inc.				2,503,208
60,132		Joy Global, Inc.				3,012,012
70,659	@	Kansas City Southern				2,568,455
98,670		KBR, Inc.				2,006,948
67,900	@	Korn/Ferry International				943,810
79,353	L	Landstar System, Inc.				3,093,973
34,400		Lincoln Electric Holdings, Inc.				1,754,056
54,549		Manpower, Inc.				2,355,426
34,200		Nordson Corp.				1,917,936
78,900	@	Oshkosh Truck Corp.				2,458,524
122,470		Pentair, Inc.				3,943,534
41,194		Regal-Beloit Corp.				2,297,801
54,002	L	Rollins, Inc.				1,117,301
68,061	@, S	Shaw Group, Inc.				2,329,047
38,557		SPX Corp.				2,036,195
82,868	@	Terex Corp.				1,552,946
52,128	@	Thomas & Betts Corp.				1,808,842
57,074		Timken Co.				1,483,353
65,500		Towers Watson & Co.				2,544,675
76,064	@	URS Corp.				2,993,118
25,987		Valmont Industries, Inc.				1,888,215
44,971		Wabtec Corp.				1,793,893
68,216		Woodward Governor Co.				1,741,554

						84,158,242

		Information Technology:			14.5%
34,041	@, L	Alliance Data Systems Corp.				2,026,120
59,685	@	Ansys, Inc.				2,421,420
97,129	@	Arrow Electronics, Inc.				2,170,833
270,171	@, S	Atmel Corp.				1,296,821
141,997	@, L	Avnet, Inc.				3,423,548
118,363		Broadridge Financial Solutions ADR				2,254,815
263,269	@, S	Cadence Design Systems, Inc.				1,524,328
85,177	@, L	Ciena Corp.				1,080,044
91,185	@	CommScope, Inc.				2,167,467
107,740	@	Convergys Corp.				1,056,929
68,665	@	Cree, Inc.				4,121,960
90,923	L	Diebold, Inc.				2,477,652
60,020	@, L	Digital River, Inc.				1,435,078
52,405		DST Systems, Inc.				1,893,917
34,440	@	Equinix, Inc.				2,797,217
52,623	@	F5 Networks, Inc.				3,608,359
76,880	S	Global Payments, Inc.				2,809,195
29,803	@	Hewitt Associates, Inc.				1,027,011
86,527	@	Informatica Corp.				2,066,265
193,209	@, L	Ingram Micro, Inc.				2,934,845
176,800	@, S	Integrated Device Technology, Inc.				875,160
116,300		Intersil Corp.				1,408,393
42,800	@	Lam Research Corp.				1,628,968
85,400		Lender Processing Services, Inc.				2,673,874
114,868	@	Micros Systems, Inc.				3,660,843
33,600		National Instruments Corp.				1,067,808
106,311	@	NeuStar, Inc.				2,192,133
283,834	@, S, L	Palm, Inc.				1,615,015
121,900	@	Parametric Technology Corp.				1,910,173
69,485		Plantronics, Inc.				1,987,271
33,196	@, L	Polycom, Inc.				988,909
160,238	@, L	Quest Software, Inc.				2,890,694
291,827	@, S	RF Micro Devices, Inc.				1,141,044
67,742	@, L	Rovi Corp.				2,568,099
166,203	@, L	Semtech Corp.				2,720,743
41,300	@	Silicon Laboratories, Inc.				1,675,128
37,500		Solera Holdings, Inc.				1,357,500
56,325	@, S	Sybase, Inc.				3,641,975
48,333	@, L	Tech Data Corp.				1,721,621
81,707	@, L	Trimble Navigation Ltd.				2,287,796
74,140	@	Valueclick, Inc.				792,557
180,764	@	Vishay Intertechnology, Inc.				1,399,113

						86,798,641

		Materials:			6.6%
49,600	L	Albemarle Corp.				1,969,616
53,800	L	Aptargroup, Inc.				2,034,716
56,334		Ashland, Inc.				2,615,024
22,400		Carpenter Technology Corp.				735,392
32,664		Cytec Industries, Inc.				1,306,233
131,713	@	Louisiana-Pacific Corp.				881,160
47,153		Lubrizol Corp.				3,786,857
28,082	L	Martin Marietta Materials, Inc.				2,381,634
88,894		Packaging Corp. of America				1,957,446
64,511		Reliance Steel & Aluminum Co.				2,332,073
156,838		RPM International, Inc.				2,797,990
98,118		Silgan Holdings, Inc.				2,784,589
125,092		Sonoco Products Co.				3,812,804
139,028		Steel Dynamics, Inc.				1,833,779
94,483		Temple-Inland, Inc.				1,952,964
173,799		Valspar Corp.				5,234,826
103,202		Worthington Industries				1,327,178

						39,744,281

		Telecommunication Services:			0.9%
265,346	@, S	Cincinnati Bell, Inc.				798,691
65,000	@	Syniverse Holdings, Inc.				1,329,250
73,400		Telephone & Data Systems, Inc.				2,230,626
58,644	@, L	TW Telecom, Inc.				978,182

						5,336,749

		Utilities:			6.1%
87,013		AGL Resources, Inc.				3,116,806
36,000		Alliant Energy Corp.				1,142,640
82,545		Black Hills Corp.				2,350,056
125,967	L	DPL, Inc.				3,010,611
103,500		Great Plains Energy, Inc.				1,761,570
123,222		Hawaiian Electric Industries				2,806,997
72,226		Idacorp, Inc.				2,402,959
139,700		MDU Resources Group, Inc.				2,518,791
67,144		National Fuel Gas Co.				3,080,567
75,100		NSTAR				2,628,500
74,580		OGE Energy Corp.				2,726,645
148,634	L	PNM Resources, Inc.				1,661,728
130,353		UGI Corp.				3,316,180
61,900		Vectren Corp.				1,464,554
71,480		WGL Holdings, Inc.				2,432,464

						36,421,068

		Total Common Stock (Cost $559,934,622)				545,165,289

REAL ESTATE INVESTMENT TRUSTS:			7.7%
		Financials:			7.7%
44,242		Alexandria Real Estate Equities, Inc.				2,803,616
117,610		AMB Property Corp.				2,788,533
42,236		BRE Properties, Inc.				1,559,775
39,987		Camden Property Trust				1,633,469
42,300		Corporate Office Properties Trust SBI MD				1,597,248
126,931	S	Duke Realty Corp.				1,440,667
17,005		Essex Property Trust, Inc.				1,658,668
43,000	S	Federal Realty Investment Trust				3,021,610
35,680	L	Highwoods Properties, Inc.				990,477
57,300		Hospitality Properties Trust				1,209,030
67,547		Liberty Property Trust				1,948,731
95,525		Macerich Co.				3,564,993
66,975		Mack-Cali Realty Corp.				1,991,167
80,100		Nationwide Health Properties, Inc.				2,865,177
56,716	L	Rayonier, Inc.				2,496,638
94,500		Realty Income Corp.				2,866,185
42,700	S	Regency Centers Corp.				1,468,880
91,700		Senior Housing Properties Trust				1,844,087
51,100		SL Green Realty Corp.				2,812,544
160,900		UDR, Inc.				3,078,017
114,972	L	Weingarten Realty Investors				2,190,217

		Total Real Estate Investment Trusts (Cost $36,042,053)				45,829,729

		Total Long-Term Investments (Cost $595,976,675)				590,995,018

SHORT-TERM INVESTMENTS:			7.4%
		Affiliated Mutual Fund:			1.5%
8,818,000		ING Institutional Prime Money Market Fund - Class I				8,818,000

		Total Mutual Fund (Cost $8,818,000)				8,818,000

Shares						Value
		Securities Lending Collateralcc:			5.9%
$33,171,546		Bank of New York Mellon Corp. Overnight Government Fund, Series A(1)				$33,171,546
2,851,192	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B(1)(2)				2,280,955

		Total Securities Lending Collateral (Cost $36,022,739)				35,452,501

		Total Short-Term Investments (Cost $44,840,739)				44,270,501

		Total Investments in Securities (Cost $640,817,414)*		106.0%		$635,265,519
		Other Assets and Liabilities - Net		(6.0)		(35,781,497)

		Net Assets		100.0%		$599,484,022

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
	S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of June 30, 2010 (Unaudited)

	Shares						Value
COMMON STOCK:				91.1%
			Consumer Discretionary:		15.2%
	4,119	@	American Public Education, Inc.				$180,000
	16,357		Arbitron, Inc.				419,230
	32,487	@	Arctic Cat, Inc.				295,957
	24,417	L	Big 5 Sporting Goods Corp.				320,839
	1,321	@	Biglari Holdings, Inc.				378,995
	8,500		Blyth, Inc.				289,595
	20,900	L	Brown Shoe Co., Inc.				317,262
	67,389		Brunswick Corp.				837,645
	19,910	L	Buckle, Inc.				645,482
	34,426	@,L	Cabela’s, Inc.				486,784
	22,722	@	California Pizza Kitchen, Inc.				344,238
	8,849	@	Capella Education Co.				719,866
	46,337	@	Carter’s, Inc.				1,216,346
	27,239		Cato Corp.				599,803
	19,294	@	Childrens Place Retail Stores, Inc.				849,322
	77,221		CKE Restaurants, Inc.				967,579
	17,502	@	Coinstar, Inc.				752,061
	26,343		Cracker Barrel Old Country Store				1,226,530
	49,108	@	CROCS, Inc.				519,563
	10,680	@,S	Deckers Outdoor Corp.				1,525,852
	11,049	@,L	DineEquity, Inc.				308,488
	21,671	@,L	Drew Industries, Inc.				437,754
	47,700	@,L	EW Scripps Co.				354,411
	52,542		Finish Line				731,910
	86,012		Fred’s, Inc.				951,293
	20,610	@	Genesco, Inc.				542,249
	13,273	@,L	Group 1 Automotive, Inc.				312,314
	23,468	@	Gymboree Corp.				1,002,318
	19,774	@	Haverty Furniture Cos., Inc.				243,022
	32,114	@	Helen of Troy Ltd.				708,435
	13,094		Hillenbrand, Inc.				280,081
	38,500	@	HSN, Inc.				924,000
	56,946	@	Iconix Brand Group, Inc.				818,314
	60,514	@,L	Jakks Pacific, Inc.				870,191
	28,031	@	Jo-Ann Stores, Inc.				1,051,443
	15,522	@	JoS. A Bank Clothiers, Inc.				838,033
	26,875	@,L	K-Swiss, Inc.				301,806
	39,994	@	La-Z-Boy, Inc.				297,155
	127,624	@,S	Live Nation, Inc.				1,333,671
	73,249	@,L	Liz Claiborne, Inc.				309,111
	20,905	@	MarineMax, Inc.				145,081
	26,696		Men’s Wearhouse, Inc.				490,139
	16,932	@	Meritage Homes Corp.				275,653
	8,198		Monro Muffler, Inc.				324,067
	12,516	@	Movado Group, Inc.				133,671
	7,568	L	National Presto Industries, Inc.				702,764
	11,469		Nutri/System, Inc.				263,099
	34,665	@,L	O’Charleys, Inc.				183,725
	54,602	@	OfficeMax, Inc.				713,102
	27,700		Oxford Industries, Inc.				579,761
	29,998	@	Papa John’s International, Inc.				693,554
	7,600	@,L	Peet’s Coffee & Tea, Inc.				298,452
	44,782		PEP Boys-Manny Moe & Jack				396,769
	18,853	@	Perry Ellis International, Inc.				380,831
	30,700	L	PF Chang’s China Bistro, Inc.				1,217,255
	52,072	@,L	Pinnacle Entertainment, Inc.				492,601
	24,131	S, L	Polaris Industries, Inc.				1,318,035
	32,762		Pool Corp.				718,143
	55,380	@,S	Quiksilver, Inc.				204,906
	23,482	@	RC2 Corp.				378,295
	57,112	@	Ruby Tuesday, Inc.				485,452
	40,538	@,S	Ruth’s Chris Steak House				169,449
	16,221	@,L	Skechers USA, Inc.				592,391
	30,720	@	Sonic Automotive, Inc.				262,963
	33,000	@	Sonic Corp.				255,750
	50,308	S	Spartan Motors, Inc.				211,294
	48,806		Stage Stores, Inc.				521,248
	25,018		Standard Motor Products, Inc.				201,895
	44,350	@,L	Standard-Pacific Corp.				147,686
	23,868	L	Sturm Ruger & Co., Inc.				342,028
	28,600	L	Superior Industries International				384,384
	12,457	@	Texas Roadhouse, Inc.				157,207
	21,762	@	True Religion Apparel, Inc.				480,287
	14,609		Unifirst Corp.				643,088
	24,530	@	Universal Electronics, Inc.				407,934
	28,900	@	Universal Technical Institute, Inc.				683,196
	25,103		Wolverine World Wide, Inc.				633,098

							41,998,201

			Consumer Staples:			3.3%
	10,862		Andersons, Inc.				353,993
	11,885	@,L	Boston Beer Co., Inc.				801,643
	17,074		Cal-Maine Foods, Inc.				545,173
	62,693	S	Casey’s General Stores, Inc.				2,187,986
	48,375	@,L	Central Garden & Pet Co.				433,924
	91,253	@	Darling International, Inc.				685,310
	14,427		Diamond Foods, Inc.				592,950
	20,439	@	Hain Celestial Group, Inc.				412,255
	6,851	L	J&J Snack Foods Corp.				288,427
	21,286	L	Lance, Inc.				351,006
	16,202		Nash Finch Co.				553,460
	17,152		Sanderson Farms, Inc.				870,292
	9,268	@	TreeHouse Foods, Inc.				423,177
	21,471	@	United Natural Foods, Inc.				641,553

							9,141,149

			Energy:			4.8%
	42,819	@,L	Basic Energy Services, Inc.				329,706
	29,727	@,L	Bristow Group, Inc.				873,974
	10,496		CARBO Ceramics, Inc.				757,706
	15,767	@	Dril-Quip, Inc.				694,063
	15,933		Gulf Island Fabrication, Inc.				247,280
	14,640	L	Holly Corp.				389,131
	93,487	@,L	ION Geophysical Corp.				325,335
	21,096		Lufkin Industries, Inc.				822,533
	27,024	@	Matrix Service Co.				251,593
	29,312	@	Oil States International, Inc.				1,160,169
	19,068	L	Penn Virginia Corp.				383,457
	17,628	@	Petroleum Development Corp.				451,629
	56,199	@,L	Petroquest Energy, Inc.				379,905
	63,138	@,L	Pioneer Drilling Co.				357,992
	7,896	@	SEACOR Holdings, Inc.				557,931
	23,658	@,L	Seahawk Drilling, Inc.				229,956
	45,272		SM Energy Co.				1,818,124
	44,782	@	Stone Energy Corp.				499,767
	22,031	@,L	Superior Well Services, Inc.				368,358
	14,946	@	Swift Energy Co.				402,197
	72,357	@	Tetra Technologies, Inc.				657,002
	53,379		World Fuel Services Corp.				1,384,651

							13,342,459

			Financials:			11.8%
	7,143		American Physicians Capital, Inc.				220,362
	40,612	@,L	Amerisafe, Inc.				712,741
	30,438	S	Bank Mutual Corp.				172,888
	25,353		Bank of the Ozarks, Inc.				899,271
	61,700		Brookline Bancorp., Inc.				547,896
	32,391		Cash America International, Inc.				1,110,040
	15,400	L	City Holding Co.				429,352
	25,558		Columbia Banking System, Inc.				466,689
	32,767	L	Community Bank System, Inc.				721,857
	25,640		Delphi Financial Group				625,872
	83,100	L	East-West Bancorp., Inc.				1,267,275
	43,160	@	Ezcorp, Inc.				800,618
	96	@,L	First Bancorp. Puerto Rico				51
	42,926	@	First Cash Financial Services, Inc.				935,787
	36,869		First Financial Bancorp.				551,192
	11,750	L	First Financial Bankshares, Inc.				565,058
	13,781		First Midwest Bancorp., Inc.				167,577
	43,094	@,L	Forestar Real Estate Group, Inc.				773,968
	90,200		Glacier Bancorp., Inc.				1,323,234
	27,775	L	Hancock Holding Co.				926,574
	301,350	@,S,L	Hanmi Financial Corp.				379,701
	17,910		Independent Bank Corp.				442,019
	10,965	L	Infinity Property & Casualty Corp.				506,364
	16,500	@	Investment Technology Group, Inc.				264,990
	43,030	@, L	National Financial Partners Corp.				420,403
	15,900	@	Navigators Group, Inc.				653,967
	19,408	L	NBT Bancorp., Inc.				396,311
	29,717	@	OptionsXpress Holdings, Inc.				467,746
	8,017	@	Piper Jaffray Cos.				258,308
	4,328	@, L	Portfolio Recovery Associates, Inc.				289,024
	65,521		PrivateBancorp, Inc.				725,973
	21,892	@	ProAssurance Corp.				1,242,590
	10,900		RLI Corp.				572,359
	16,400	L	S&T Bancorp, Inc.				324,064
	10,344		Safety Insurance Group, Inc.				382,935
	22,100		Selective Insurance Group				328,406
	55,738	@,S	Signature Bank				2,118,601
	7,739	L	Simmons First National Corp.				203,226
	33,660	L	Sterling Bancorp.				302,940
	24,659	@	Stifel Financial Corp.				1,069,954
	41,051		Susquehanna Bancshares, Inc.				341,955
	21,600	L	SWS Group, Inc.				205,200
	65,758	L	Tower Group, Inc.				1,415,770
	40,804	@,L	TradeStation Group, Inc.				275,427
	50,755	L	Trustco Bank Corp.				284,228
	27,091	L	UMB Financial Corp.				963,356
	71,927		Umpqua Holdings Corp.				825,722
	39,308	L	United Bankshares, Inc.				941,034
	66,245	@,S	United Community Banks, Inc.				261,668
	9,778	L	United Fire & Casualty Co.				193,800
	57,847		Whitney Holding Corp.				535,085
	36,561	L	Wilshire Bancorp., Inc.				319,909
	31,086		Wintrust Financial Corp.				1,036,407
	12,662	@,L	World Acceptance, Corp.				485,081

							32,652,825

			Health Care:			13.4%
	4,103	@,L	Air Methods Corp.				122,064
	54,387	@,L	Align Technology, Inc.				808,735
	7,334	@	Almost Family, Inc.				256,177
	22,245	@	Amedisys, Inc.				978,113
	64,813	@,L	American Medical Systems Holdings, Inc.				1,433,664
	38,609	@	AMERIGROUP Corp.				1,254,020
	41,200	@,L	AMN Healthcare Services, Inc.				308,176
	28,843	@,L	Amsurg Corp.				513,982
	10,600	L	Analogic Corp.				482,406
	78,183	@,S	Arqule, Inc.				336,187
	22,381		Cantel Medical Corp.				373,763
	20,829	@	Catalyst Health Solutions, Inc.				718,601
	37,406	@	Centene Corp.				804,229
	6,456		Computer Programs & Systems, Inc.				264,180
	18,130		Cooper Cos., Inc.				721,393
	29,547	@	Cubist Pharmaceuticals, Inc.				608,668
	18,940	@	Cyberonics				448,499
	8,712	@	Dionex Corp.				648,696
	65,218	@	Eclipsys Corp.				1,163,489
	64,648	@,S	eResearch Technology, Inc.				509,426
	13,619	@	Genoptix, Inc.				234,247
	25,179	@	Gentiva Health Services, Inc.				680,085
	34,612	@	Haemonetics Corp.				1,852,434
	30,900	@,S	Hanger Orthopedic Group, Inc.				554,964
	30,570	@	Healthspring, Inc.				474,141
	12,600	@,L	HMS Holdings Corp.				683,172
	30,100	@,L	Integra LifeSciences Holdings Corp.				1,113,700
	43,838		Invacare Corp.				909,200
	19,968	@	inVentiv Health, Inc.				511,181
	18,696	@,L	Kendle International, Inc.				215,378
	18,670	@,L	Kensey Nash Corp.				442,666
	21,040	@,L	LHC Group, Inc.				583,860
	43,160	@	Magellan Health Services, Inc.				1,567,571
	37,592	@	Martek Biosciences Corp.				891,306
	24,800	@,L	Medcath Corp.				194,928
	11,202	L	Meridian Bioscience, Inc.				190,434
	15,628	@,L	Merit Medical Systems, Inc.				251,142
	24,955	@,L	Molina Healthcare, Inc.				718,704
	16,312	@	Natus Medical, Inc.				265,722
	8,721	@,L	Neogen Corp.				227,182
	53,362	@	Odyssey HealthCare, Inc.				1,425,833
	27,757	@	Omnicell, Inc.				324,479
	34,457	@,L	Palomar Medical Technologies, Inc.				385,574
	26,935	@,L	Par Pharmaceutical Cos., Inc.				699,233
	37,407	@	Parexel International Corp.				810,984
	32,408	@,S	PharMerica Corp.				475,101
	24,850	@	Phase Forward, Inc.				414,498
	29,547	@	PSS World Medical, Inc.				624,919
	10,988	L	Quality Systems, Inc.				637,194
	58,070	@	Regeneron Pharmaceuticals, Inc.				1,296,122
	21,312	@	RehabCare Group, Inc.				464,175
	35,770	@	Salix Pharmaceuticals Ltd.				1,396,103
	52,856	@	Savient Pharmaceuticals, Inc.				665,986
	45,317	@,L	Symmetry Medical, Inc.				477,641
	66,305	@	Viropharma, Inc.				743,279
	12,203	L	West Pharmaceutical Services, Inc.				445,287
	14,175	@,L	Zoll Medical Corp.				384,143

							36,987,036

			Industrials:			16.7%
	14,553	L	AAON, Inc.				339,230
	12,295	@	AAR Corp.				205,818
	66,976		ABM Industries, Inc.				1,403,147
	61,987		Actuant Corp.				1,167,215
	17,338	L	Administaff, Inc.				418,886
	7,995	@,L	Aerovironment, Inc.				173,731
	10,400		Albany International Corp.				168,376
	15,622	@	Allegiant Travel Co.				666,903
	3,763		American Science & Engineering, Inc.				286,778
	25,500		AO Smith Corp.				1,228,845
	45,187		Apogee Enterprises, Inc.				489,375
	12,624		Applied Industrial Technologies, Inc.				319,640
	29,421		Applied Signal Technology, Inc.				578,123
	21,537		Arkansas Best Corp.				446,893
	8,963	@	Astec Industries, Inc.				248,544
	29,301	@, L	ATC Technology Corp.				472,332
	14,055		AZZ, Inc.				516,802
	16,816		Baldor Electric Co.				606,721
	13,138		Barnes Group, Inc.				215,332
	41,278		Belden CDT, Inc.				908,116
	18,460		Bowne & Co., Inc.				207,121
	35,137		Brady Corp.				875,614
	44,631		Briggs & Stratton Corp.				759,620
	8,676	@, L	Ceradyne, Inc.				185,406
	40,789		Clarcor, Inc.				1,448,825
	40,500		Comfort Systems USA, Inc.				391,230
	8,783	@	Consolidated Graphics, Inc.				379,777
	19,363		Cubic Corp.				704,426
	19,662		Curtiss-Wright Corp.				570,984
	35,104	@	Dycom Industries, Inc.				300,139
	46,986	@	EMCOR Group, Inc.				1,088,666
	15,100	@	EnPro Industries, Inc.				425,065
	25,519	@	Esterline Technologies Corp.				1,210,877
	6,659	@, L	Exponent, Inc.				217,882
	17,013		Forward Air Corp.				463,604
	94,880	@, L	Gencorp, Inc.				415,574
	30,069	@, L	Geo Group, Inc.				623,932
	39,988	@	Gibraltar Industries, Inc.				403,879
	46,478	@	Griffon Corp.				514,047
	34,429		Healthcare Services Group				652,430
	47,917	L	Heartland Express, Inc.				695,755
	12,200	L	Heidrick & Struggles International, Inc.				278,404
	22,345	@	HUB Group, Inc.				670,573
	13,727	@	II-VI, Inc.				406,731
	36,200	@, L	Insituform Technologies, Inc.				741,376
	25,340	L	Interface, Inc.				272,152
	22,571	L	John Bean Technologies Corp.				344,208
	7,498	L	Kaman Corp.				165,856
	14,123		Kaydon Corp.				464,082
	19,800	@, L	Kelly Services, Inc.				294,426
	36,740	L	Knight Transportation, Inc.				743,618
	22,047	L	Lindsay Manufacturing Co.				698,669
	20,050	@, L	Moog, Inc.				646,212
	40,655		Mueller Industries, Inc.				1,000,113
	46,184	@	NCI Building Systems, Inc.				386,560
	13,973	@, L	Old Dominion Freight Line				491,011
	56,888	@, S	On Assignment, Inc.				286,147
	50,827	@	Orbital Sciences Corp.				801,542
	10,900	@	Powell Industries, Inc.				298,006
	47,988		Quanex Building Products Corp.				829,713
	22,297	@	School Specialty, Inc.				402,907
	51,262	@, S	SFN Group, Inc.				279,891
	27,240		Simpson Manufacturing Co., Inc.				668,742
	23,575	S	Skywest, Inc.				288,087
	14,935		Standex International Corp.				378,602
	17,125	@, S	Stanley, Inc.				640,133
	47,163	@, L	SYKES Enterprises, Inc.				671,129
	13,590	@	Teledyne Technologies, Inc.				524,302
	66,994	@	Tetra Tech, Inc.				1,313,752
	25,188		Toro Co.				1,237,235
	23,700	L	Tredegar Corp.				386,784
	16,691		Triumph Group, Inc.				1,112,121
	29,499	@	TrueBlue, Inc.				330,094
	23,215	@	United Stationers, Inc.				1,264,521
	19,638		Universal Forest Products, Inc.				595,228
	23,200	L	Viad Corp.				409,480
	15,689	@	Vicor Corp.				195,956
	19,828		Watsco, Inc.				1,148,438
	46,300		Watts Water Technologies, Inc.				1,326,958

							46,389,419

			Information Technology:			18.2%
	100,804	@, S	ADPT Corp.				291,324
	32,912	@, L	Advanced Energy Industries, Inc.				404,488
	55,147	@, L	Agilysys, Inc.				368,933
	32,937	@	Anixter International, Inc.				1,403,116
	111,622	@	Arris Group, Inc.				1,137,428
	23,612	@, L	Avid Technology, Inc.				300,581
	56,330	@	Benchmark Electronics, Inc.				892,831
	23,112	S	Black Box Corp.				644,594
	18,654	@, L	Blue Coat Systems, Inc.				381,101
	73,614	@, S	Brightpoint, Inc.				515,298
	69,403	@, L	Brooks Automation, Inc.				536,485
	27,794	@	Cabot Microelectronics Corp.				961,394
	30,400	@	CACI International, Inc.				1,291,392
	38,582	@, L	Checkpoint Systems, Inc.				669,784
	33,557	L	Cognex Corp.				589,932
	26,920	@	Commvault Systems, Inc.				605,700
	35,479	@	Comtech Telecommunications				1,061,886
	30,128	@	Concur Technologies, Inc.				1,285,863
	36,167	@	CSG Systems International				662,941
	41,799		CTS Corp.				386,223
	27,838	@	Cybersource Corp.				710,704
	151,169	@	Cypress Semiconductor Corp.				1,517,737
	53,072	S	Daktronics, Inc.				398,040
	26,775	@	DealerTrack Holdings, Inc.				440,449
	10,600	@	DG FastChannel, Inc.				345,348
	36,139	@, L	Digi International, Inc.				298,870
	54,600	@	Diodes, Inc.				866,502
	24,081	@, S	DSP Group, Inc.				153,878
	22,461	@, L	Electro Scientific Industries, Inc.				300,079
	25,700	@, L	EMS Technologies, Inc.				386,014
	31,200	@	EPIQ Systems, Inc.				403,416
	12,900	@	Faro Technologies, Inc.				241,359
	22,500	@, L	FEI Co.				443,475
	14,200	@	Forrester Research, Inc.				429,692
	106,126	@, L	Harmonic, Inc.				577,325
	18,014	L	Heartland Payment Systems, Inc.				267,328
	13,000	@	Hittite Microwave Corp.				581,620
	28,604	@, S	Infospace, Inc.				215,102
	29,561	@	Insight Enterprises, Inc.				389,023
	23,558	@, L	Intermec, Inc.				241,470
	52,696	@	j2 Global Communications, Inc.				1,150,881
	39,394	@	JDA Software Group, Inc.				865,880
	49,690	@, L	Knot, Inc.				386,588
	88,799	@, S	Kopin Corp.				301,029
	30,502	@	Manhattan Associates, Inc.				840,330
	16,505		MAXIMUS, Inc.				955,144
	36,327		Methode Electronics, Inc.				353,825
	17,109	L	Micrel, Inc.				174,170
	46,248	@	Microsemi Corp.				676,608
	23,679	@	MKS Instruments, Inc.				443,271
	35,990	@	Netgear, Inc.				642,062
	21,080	@	Netscout Systems, Inc.				299,758
	32,722	@	Newport Corp.				296,461
	79,630	@, S	Novatel Wireless, Inc.				457,076
	21,025		Park Electrochemical Corp.				513,220
	26,478	@	Perficient, Inc.				235,919
	18,944	@	Plexus Corp.				506,563
	20,100	@	Progress Software Corp.				603,603
	36,878	@, L	Radiant Systems, Inc.				533,256
	30,847	@, L	Radisys Corp.				293,663
	35,510	@, L	Rudolph Technologies, Inc.				268,101
	12,300	@	Scansource, Inc.				306,639
	39,056	@, L	Sigma Designs, Inc.				390,951
	142,948	@, S	Skyworks Solutions, Inc.				2,400,091
	49,768	@, L	Smith Micro Software, Inc.				473,294
	18,123	@, L	Sonic Solutions, Inc.				151,327
	22,900	@	Standard Microsystems Corp.				533,112
	34,826	@, L	Synaptics, Inc.				957,715
	21,152	@	SYNNEX Corp.				541,914
	56,689	@	Take-Two Interactive Software, Inc.				510,201
	20,232	@	Taleo Corp.				491,435
	76,545	S	Technitrol, Inc.				241,882
	58,110	@	Tekelec				769,376
	38,815	@, S	TeleTech Holdings, Inc.				500,325
	59,073	@	Tessera Technologies, Inc.				948,122
	77,017	@, S	THQ, Inc.				332,713
	146,199	@	Triquint Semiconductor, Inc.				893,276
	72,112	@	TTM Technologies, Inc.				685,064
	26,708	@, L	Tyler Technologies, Inc.				414,508
	72,475	S	United Online, Inc.				417,456
	45,594	@, S	Varian Semiconductor Equipment Associates, Inc.				1,306,724
	16,218	@, L	Veeco Instruments, Inc.				555,953
	22,191	@	Viasat, Inc.				722,539
	26,600	@, L	Websense, Inc.				502,740
	32,179	@	Wright Express Corp.				955,716

							50,399,206

			Materials:			3.5%
	20,885		Amcol International Corp.				490,798
	9,086		Balchem Corp.				227,150
	11,596	@	Brush Engineered Materials, Inc.				231,688
	27,737	@, L	Buckeye Technologies, Inc.				275,983
	22,835	@	Calgon Carbon Corp.				302,335
	43,607	@	Century Aluminum Co.				385,050
	5,613	@, L	Clearwater Paper Corp.				307,368
	18,100		Eagle Materials, Inc.				469,333
	60,662		HB Fuller Co.				1,151,971
	56,836	@, L	Headwaters, Inc.				161,414
	33,930	S	Myers Industries, Inc.				274,494
	22,626		Neenah Paper, Inc.				414,056
	28,787	@	OM Group, Inc.				686,858
	77,458	@	PolyOne Corp.				652,196
	13,810		Quaker Chemical Corp.				374,113
	17,200	@	RTI International Metals, Inc.				414,692
	40,269		Schulman A, Inc.				763,500
	14,497	L	Schweitzer-Mauduit International, Inc.				731,374
	7,474	L	Stepan Co.				511,446
	13,900		Texas Industries, Inc.				410,606
	36,600	@	Wausau Paper Corp.				247,782
	19,678		Zep, Inc.				343,184

							9,827,391

			Telecommunication Services:			0.5%
	34,390	@	Cbeyond, Inc.				429,875
	15,482	@	Neutral Tandem, Inc.				174,173
	27,958		NTELOS Holdings Corp.				480,878
	14,727		USA Mobility, Inc.				190,273

							1,275,199

			Utilities:			3.7%
	50,737		Avista Corp.				990,894
	12,426		CH Energy Group, Inc.				487,596
	18,609	@, L	El Paso Electric Co.				360,084
	15,902		Laclede Group, Inc.				526,833
	42,440		New Jersey Resources Corp.				1,493,888
	14,600		Northwest Natural Gas Co.				636,122
	28,700		NorthWestern Corp.				751,940
	80,049		Piedmont Natural Gas Co.				2,025,240
	50,916	L	Southwest Gas Corp.				1,502,022
	7,274	L	UIL Holdings Corp.				182,068
	45,686		Unisource Energy Corp.				1,378,803

							10,335,490

			Total Common Stock (Cost $255,921,929)				252,348,375

REAL ESTATE INVESTMENT TRUSTS:				7.3%
			Financials:			7.3%
	48,648		Acadia Realty Trust				818,259
	63,238		BioMed Realty Trust, Inc.				1,017,499
	71,735		Colonial Properties Trust				1,042,310
	65,189	L	DiamondRock Hospitality Co.				535,854
	32,206		EastGroup Properties, Inc.				1,145,889
	15,358		Entertainment Properties Trust				584,679
	95,664		Extra Space Storage, Inc.				1,329,730
	16,692	L	Franklin Street Properties Corp.				197,133
	84,398		Healthcare Realty Trust, Inc.				1,854,224
	10,092		Home Properties, Inc.				454,846
	15,726		Kilroy Realty Corp.				467,534
	42,199		LaSalle Hotel Properties				868,033
	65,532	S	Lexington Realty Trust				393,847
	36,731		LTC Properties, Inc.				891,461
	115,924		Medical Properties Trust, Inc.				1,094,323
	37,522		Mid-America Apartment Communities, Inc.				1,931,257
	18,691		National Retail Properties, Inc.				400,735
	29,504		Parkway Properties, Inc.				429,873
	24,818	L	Pennsylvania Real Estate Investment Trust				303,276
	46,714		Post Properties, Inc.				1,061,809
	22,590		PS Business Parks, Inc.				1,260,070
	35,096		Sovran Self Storage, Inc.				1,208,355
	7,754		Tanger Factory Outlet Centers, Inc.				320,861
	41,403		Urstadt Biddle Properties, Inc.				667,830

			Total Real Estate Investment Trusts (Cost $19,623,106)				20,279,687

RIGHTS:				0.0%
			Financials:			0.0%
	45,750		Hanmi Financial Corp.				5,896

			Total Rights (Cost $23,996)				5,896

			Total Long-Term Investments (Cost $275,569,031)				272,633,958

SHORT-TERM INVESTMENTS:				8.4%
			Affiliated Mutual Fund:			1.7%
	4,834,000		ING Institutional Prime Money Market Fund - Class I				4,834,000

			Total Mutual Fund (Cost $4,834,000)				4,834,000

	Shares						Value
			Securities Lending Collateralcc:			6.7%
	$17,333,282		Bank of New York Mellon Corp. Overnight Government Fund, Series A(1)				$17,333,282
	1,429,266	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B(1)(2)				1,143,413
			Total Securities Lending Collateral (Cost $18,762,548)				18,476,695

			Total Short-Term Investments (Cost $23,596,548)				23,310,695

			Total Investments in Securities (Cost $299,165,579)*		106.8%		$295,944,653
			Other Assets and Liabilities - Net		(6.8)		(18,902,600)

			Net Assets		100.0%		$277,042,053

		@	Non-income producing security
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
		(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
		S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 3, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:    September 3, 2010